AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 23, 2002
--------------------------------------------------------------------------------

                                                            FILE NOS. 333-31288
                                                                      811-09227

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. 10 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                              AMENDMENT NO. 39 /X/

               ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                                              COPIES TO:

RICHARD T. CHOI, ESQUIRE                        ANGELA M. KING, ESQUIRE
FOLEY & LARDNER                                 ALLSTATE LIFE INSURANCE COMPANY
3000 K STREET, N.W.                             3100 SANDERS ROAD
SUITE 500                                       SUITE J5B
WASHINGTON, D.C. 20007                          NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on September 23, 2002 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in the Allstate Life Insurance Company Separate Account A under deferred variable annuity contracts.

                                EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of amending the Registration Statement to include company and separate account financial statements, amend the prospectus describing the Allstate Advisor Preferred contracts described herein, and add certain exhibits to the Registration Statement. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

THE ALLSTATE ADVISOR VARIABLE ANNUITIES
(ADVISOR, ADVISOR PLUS, ADVISOR PREFERRED)

ALLSTATE LIFE INSURANCE COMPANY
P.O. BOX 94260
PALATINE, ILLINOIS 60094-4260
TELEPHONE NUMBER: 1-800-203-0068             PROSPECTUS DATED OCTOBER 14, 2002
 -------------------------------------------------------------------------------
ALLSTATE LIFE INSURANCE COMPANY ("ALLSTATE") is offering the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

.. ALLSTATE ADVISOR

.. ALLSTATE ADVISOR PLUS

.. ALLSTATE ADVISOR PREFERRED

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 37 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the ALLSTATE LIFE INSURANCE COMPANY Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following mutual funds ("FUNDS"):

PUTNAM VARIABLE TRUST                                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                  VAN KAMPEN LIFE INVESTMENT TRUST
LSA VARIABLE SERIES TRUST                                             THE UNIVERSAL INSTITUTIONAL FUNDS, INC.


Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

WE (Allstate) have filed a Statement of Additional Information, dated
October 14, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 57 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
                PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
   NOTICES      OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                             3
--------------------------------------------------------------------------------
  Overview of Contracts                                                       4
--------------------------------------------------------------------------------
  The Contracts at a Glance                                                   5
--------------------------------------------------------------------------------
  How the Contracts Work                                                      9
--------------------------------------------------------------------------------
  Expense Table                                                              10
--------------------------------------------------------------------------------
  Financial Information                                                      18
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contracts                                                              18
--------------------------------------------------------------------------------
  Purchases                                                                  20
--------------------------------------------------------------------------------
  Contract Value                                                             21
--------------------------------------------------------------------------------
  Investment Alternatives                                                    22
--------------------------------------------------------------------------------
     The Variable Sub-Accounts                                               22
--------------------------------------------------------------------------------
     The Fixed Account Options                                               25
--------------------------------------------------------------------------------
     Transfers                                                               28
--------------------------------------------------------------------------------

                                                                            PAGE

--------------------------------------------------------------------------------
  Expenses                                                                   30
--------------------------------------------------------------------------------
  Access to Your Money                                                       34
--------------------------------------------------------------------------------
  Income Payments                                                            34
--------------------------------------------------------------------------------
  Death Benefits                                                             42
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information                                                           48
--------------------------------------------------------------------------------
  Taxes                                                                      51
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                                         55
--------------------------------------------------------------------------------
  Experts                                                                    55
--------------------------------------------------------------------------------
  Performance Information                                                    55
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                        57
--------------------------------------------------------------------------------
APPENDIX A - CONTRACT COMPARISON CHART                                       58
--------------------------------------------------------------------------------
APPENDIX B - MARKET VALUE ADJUSTMENT                                         60
--------------------------------------------------------------------------------
APPENDIX C - CALCULATION OF INCOME PROTECTION BENEFIT                        62
--------------------------------------------------------------------------------
APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS                 63
--------------------------------------------------------------------------------
APPENDIX E - WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS                  64
--------------------------------------------------------------------------------
APPENDIX F - CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT                65
--------------------------------------------------------------------------------

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                        Page

--------------------------------------------------------------------------------
Accumulation Phase                                                       9
--------------------------------------------------------------------------------
Accumulation Unit                                                       18
--------------------------------------------------------------------------------
Accumulation Unit Value                                                 18
--------------------------------------------------------------------------------
Allstate ("We")                                                          1
--------------------------------------------------------------------------------
Annuitant                                                               18
--------------------------------------------------------------------------------
Automatic Additions Program                                             20
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program                                 30
--------------------------------------------------------------------------------
Beneficiary                                                             19
--------------------------------------------------------------------------------
Co-Annuitant                                                            19
--------------------------------------------------------------------------------
*Contract                                                               49
--------------------------------------------------------------------------------
Contract Anniversary                                                     6
--------------------------------------------------------------------------------
Contract Owner ("You")                                                   9
--------------------------------------------------------------------------------
Contract Value                                                          21
--------------------------------------------------------------------------------
Contract Year                                                            6
--------------------------------------------------------------------------------
Credit Enhancement                                                      20
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                           29
--------------------------------------------------------------------------------
Due Proof of Death                                                      42
--------------------------------------------------------------------------------
Earnings Protection Death Benefit Option                                44
--------------------------------------------------------------------------------
Enhanced Beneficiary Protection (Annual Increase) Option                 6
--------------------------------------------------------------------------------
Excess of Earnings Withdrawal                                           45
--------------------------------------------------------------------------------
Fixed Account Options                                                   25
--------------------------------------------------------------------------------
Free Withdrawal Amount                                                  32
--------------------------------------------------------------------------------
Funds                                                                    1
--------------------------------------------------------------------------------
Guarantee Period Accounts                                               26
--------------------------------------------------------------------------------
Income Base                                                             40
--------------------------------------------------------------------------------
Income Plan                                                             35
--------------------------------------------------------------------------------
Income Protection Benefit Option                                        11
--------------------------------------------------------------------------------
In-Force Earnings                                                       45
--------------------------------------------------------------------------------

                                                                       PAGE
--------------------------------------------------------------------------------
In-Force Premium                                                        45
--------------------------------------------------------------------------------
Investment Alternatives                                                 22
--------------------------------------------------------------------------------
IRA Contract                                                             6
--------------------------------------------------------------------------------
Issue Date                                                               9
--------------------------------------------------------------------------------
Market Value Adjustment                                                 27
--------------------------------------------------------------------------------
Maximum Anniversary Value                                                6
--------------------------------------------------------------------------------
Maximum Anniversary Value (MAV) Death Benefit Option                    43
--------------------------------------------------------------------------------
Payout Phase                                                             9
--------------------------------------------------------------------------------
Payout Start Date                                                        9
--------------------------------------------------------------------------------
Portfolios                                                              49
--------------------------------------------------------------------------------
Qualified Contract                                                       5
--------------------------------------------------------------------------------
Retirement Income Guarantee Options                                     40
--------------------------------------------------------------------------------
Return of Premium Death Benefit                                          8
--------------------------------------------------------------------------------
Rider Application Date                                                   6
--------------------------------------------------------------------------------
Rider Date                                                              39
--------------------------------------------------------------------------------
Rider Fee                                                                6
--------------------------------------------------------------------------------
Rider Fee Percentage                                                    32
--------------------------------------------------------------------------------
Right to Cancel                                                         21
--------------------------------------------------------------------------------
SEC                                                                      1
--------------------------------------------------------------------------------
Settlement Value                                                        42
--------------------------------------------------------------------------------
Spousal Protection Benefit Option                                       19
--------------------------------------------------------------------------------
Standard Fixed Account Option                                           25
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                           34
--------------------------------------------------------------------------------
Tax Qualified Contract                                                  53
--------------------------------------------------------------------------------
Transfer Period Accounts                                                25
--------------------------------------------------------------------------------
Trial Examination Period                                                 5
--------------------------------------------------------------------------------
Valuation Date                                                          20
--------------------------------------------------------------------------------
Variable Account                                                        48
--------------------------------------------------------------------------------
Variable Sub-Account                                                    22
--------------------------------------------------------------------------------


        * In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

.. The ALLSTATE ADVISOR CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

.. The ALLSTATE ADVISOR PLUS CONTRACT offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR WITHDRAWAL CHARGE OPTION
  ("Package III") has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL CHARGE OPTION
  ("Package II") has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

.. The ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION
  ("Package I") has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase each Contract with as little as
                        $10,000 ($2,000 for Qualified Contracts, which are
                        Contracts issued with a qualified plan). You can add to
                        your Contract as often and as much as you like, but
                        each subsequent payment must be at least $1,000 ($50
                        for automatic payments).

                        We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract. You must maintain a minimum account size of $1,000.

                        For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make
                        a purchase payment, we will add to your Contract Value
                        a Credit Enhancement of up to 5% of such purchase
                        payment.
-------------------------------------------------------------------------------
TRIAL EXAMINATION       You may cancel your Contract within 20 days of receipt
PERIOD                  or any longer period as your state may require ("TRIAL
                        EXAMINATION PERIOD"). Upon cancellation, we will return
                        your purchase payments adjusted, to the extent federal
                        or state law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account, including the deduction of mortality and
                        expense risk charges and administrative expense
                        charges. If you cancel your Contract during the TRIAL
                        EXAMINATION PERIOD, the amount we refund to you will
                        not include any Credit Enhancement. See "Trial
                        Examination Period" for details.
-------------------------------------------------------------------------------
EXPENSES                Each Portfolio pays expenses that you will bear
                        indirectly if you invest in a Variable Sub-Account. You
                        also will bear the following expenses:

                        ALLSTATE ADVISOR CONTRACTS

                        . Annual mortality and expense risk charge equal to
                          1.10% of average daily net assets.

                        . Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                        ALLSTATE ADVISOR PLUS CONTRACTS

                        . Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        . Withdrawal charges ranging from 0% to 8.5% of
                          purchase payments withdrawn.

                        ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 5-YEAR
                        WITHDRAWAL CHARGE OPTION)

                        . Annual mortality and expense risk charge equal to
                          1.40% of average daily net assets.

                        . Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                        ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH 3-YEAR
                        WITHDRAWAL CHARGE OPTION)

                        . Annual mortality and expense risk charge equal to
                          1.50% of average daily net assets.

                        . Withdrawal charges ranging from 0% to 7% of purchase
                          payments withdrawn.

                                        5


                        ALLSTATE ADVISOR PREFERRED CONTRACTS (WITH NO
                        WITHDRAWAL CHARGE OPTION)

                        . Annual mortality and expense risk charge equal to
                          1.60% of average daily net assets.

                        . No withdrawal charge.

                        ALL CONTRACTS

                        . Annual administrative expense charge of 0.19% (up to
                          0.35% for future Contracts).

                        . Annual contract maintenance charge of $30 (waived in
                          certain cases).

                        . If you select the MAXIMUM ANNIVERSARY VALUE (MAV)
                          DEATH BENEFIT OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.15% (up to 0.30% for Options added in the future).

                        . If you select ENHANCED BENEFICIARY PROTECTION (ANNUAL
                          INCREASE) OPTION, you will pay an additional mortality and expense risk charge of 0.15% (up to 0.30% for Options added in the future).

                        . If you select the EARNINGS PROTECTION DEATH BENEFIT
                          OPTION you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later
                          ("RIDER APPLICATION DATE").

                        . If you select RETIREMENT INCOME GUARANTEE OPTION 1
                          ("RIG 1") you will pay an additional annual fee
                          ("Rider Fee") of 0.25% (up to 0.50% for Options added in the future) of the INCOME BASE in effect on a Contract Anniversary ("CONTRACT ANNIVERSARY").

                        . If you select RETIREMENT INCOME GUARANTEE OPTION 2
                          ("RIG 2") you will pay an additional annual Rider Fee of 0.45% (up to 0.75% for Options added in the future) of the INCOME BASE in effect on a CONTRACT
                          ANNIVERSARY.

                        . If you select the INCOME PROTECTION BENEFIT OPTION
                          you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

                        . Currently there is no additional charge if you select
                          the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION.
                          We reserve the right to charge a mortality and expense risk charge of up to 0.15% for this benefit.
                          This benefit is only available for IRA Contracts, which are Contracts issued with an Individual
                          Retirement Annuity or Account ("IRA") under Section
                          408 of the Internal Revenue Code.

                        . Transfer fee equal to 1.00% (subject to increase to
                          up to 2.00%) of the amount transferred after the 12/th/ transfer in any Contract Year ("CONTRACT
                          YEAR"), which we measure from the date we issue your Contract or a Contract Anniversary.

                        . State premium tax (if your state imposes one)

                        . NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES

                                        6


INVESTMENT              Each Contract offers several investment alternatives
ALTERNATIVES            including:

                        . up to 3 Fixed Account Options that credit interest at
                          rates we guarantee, and

                        . 37 Variable Sub-Accounts investing in Portfolios
                          offering professional money management by these investment advisers:

                          . Putnam Investment Management, Inc.

                          . Franklin Advisers, Inc.

                          . Franklin Mutual Advisers, LLC

                          . Franklin Advisory Servies, LLC

                          . Templeton Asset Management Ltd.

                          . Templeton Investment Counsel, LLC

                          . LSA Asset Management LLC

                          . OppenheimerFunds, Inc.

                          . Van Kampen Asset Management Inc.

                          . Van Kampen*

                          *Morgan Stanley Investment Management Inc., the investment adviser to certain of the Portfolios, does business in certain instances using the name Van
                          Kampen.

                        NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL
                        STATES OR WITH ALL CONTRACTS.

                        To find out current rates being paid on the Fixed
                        Account Option(s), or to find out how the Variable
                        Sub-Accounts have performed, please call us at
                        1-800-203-0068.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways (you
                        may select more than one income plan):

                        . life income with guaranteed number of payments

                        . joint and survivor life income with guaranteed number
                          of payments

                        . guaranteed number of payments for a specified period

                        . life income with cash refund

                        . joint life income with cash refund

                        . life income with installment refund

                        . joint life income with installment refund

                        Allstate also offers two Retirement Income Guarantee
                        Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                        In addition, we offer an Income Protection Benefit
                        Option that guarantees that your variable income payments will not fall below a certain level.

                                        7


DEATH BENEFITS          If you die before the Payout Start Date, we will pay a
                        death benefit subject to the conditions described in
                        the Contract. In addition to the death benefit included
                        in your Contract ("Return of Premium Death Benefit" or
                        "ROP Death Benefit"), the death benefit options we
                        currently offer include:

                        . MAV DEATH BENEFIT OPTION;

                        . ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
                          OPTION; and

                        . EARNINGS PROTECTION DEATH BENEFIT OPTION
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract Value among the investment alternatives, with
                        certain restrictions. The minimum amount you may
                        transfer is $100 or the amount remaining in the
                        investment alternative, if less. The minimum amount
                        that can be transferred into the Standard Fixed Account
                        or Market Value Adjusted Account Options is $500.

                        A charge may apply after the 12/th/ transfer in each
                        Contract Year.
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        any time during the Accumulation Phase and during the
                        Payout Phase in certain cases. In general, you must
                        withdraw at least $50 at a time. Withdrawals of
                        earnings are taxed as ordinary income and, if taken
                        prior to age 591/2, may be subject to an additional 10%
                        federal tax penalty. A withdrawal charge and a MARKET
                        VALUE ADJUSTMENT may also apply.

                                       8

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 35. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-203-0068 if you have any question about how the Contracts work.

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments withdrawn)/*// /

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable  Charge:
------------------------------------------------------------------------------------------------------------------------------------
Contract:                        0           1           2           3           4           5           6          7
Allstate Advisor                 7%          7%          6%          5%          4%          3%          2%           0%
Allstate Advisor Plus          8.5%        8.5%        8.5%        7.5%        6.5%        5.5%          4%         2.5%
Allstate Advisor
Preferred with:
  5-Year Withdrawal
 Charge Option                   7%          6%          5%          4%          3%          0%
  3-Year Withdrawal
 Charge Option                   7%          6%          5%          0%
  No Withdrawal Charge
 Option                                                                     None

All Contracts:
---------------------------------------------------------------------------------------------------------------------------
Annual Contract                                                            $30**
Maintenance Charge
Transfer Fee                                              up to 2.00% of the amount transferred***

------------------------------------
Contract:                                  1      2       3       4        5        6        7        8+
Allstate Advisor                            7%     6%      5%      4%       3%     2%         0%      0%
Allstate Advisor Plus                     8.5%   8.5%    7.5%    6.5%     5.5%     4%       2.5%      0%
Allstate Advisor Preferred with:
  5-Year Withdrawal Charge Option           6%     5%      4%      3%       0%
  3-Year Withdrawal Charge Option           6%     5%      0%
  No Withdrawal Charge Option

All Contracts:
--------------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                         $30**
Transfer Fee                                                up to 2:00% of the amount transferred***


* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

**   Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)


If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:


                                                                   Mortality and Expense Risk
Basic Contract (without any optional benefit)                                Charge
---------------------------------------------------------------------------------------------------
Allstate Advisor                                                                            1.10%
---------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                                       1.40%
---------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                               1.40%
---------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                               1.50%
---------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                    1.60%
---------------------------------------------------------------------------------------------------

                                                                        Administrative
Basic Contract (without any optional benefit)                          Expense Charge*
------------------------------------------------------------------------------------------------
Allstate Advisor                                                                         0.19%
------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                                    0.19%
------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                            0.19%
------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                            0.19%
------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                 0.19%
------------------------------------------------------------------------------------------------

                                                                        Total Variable Account
Basic Contract (without any optional benefit)                              Annual Expense
------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                                1.29%
------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                                           1.59%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                                   1.59%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                                   1.69%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                                        1.79%
------------------------------------------------------------------------------------------------------


*We reserve the right to raise the administrative expense chatge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option                           0.15% (up to 0.30% for Options added in the future)

Enhanced Beneficiary Protection (Annual Increase)  0.15% (up to 0.30% for Options added in the future)
Option

Earnings Protection Death Benefit Option (issue    0.25% (up to 0.35% for Options added in the future)
age 0-70)

Earnings Protection Death Benefit Option (issue    0.40% (up to 0.50% for Options added in the future)
age 71-79)

Spousal Protection Benefit (Co-Annuitant) Option   0.00% (up to 0.15% for Options added in the future)



If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and Earnings         Mortality and Expense                Administrative
Protection Death Benefit Option (issue age 71-79)                         Risk Charge*                    Expense Charge*
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor                                                             1.80%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                        2.10%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                2.10%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                2.20%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                     2.30%                           0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, and Earnings           Total Variable Account
Protection Death Benefit Option (issue age 71-79)                          Annual Expense
------------------------------------------------------------------------------------------------------
Allstate Advisor                                                                1.99%
------------------------------------------------------------------------------------------------------
Allstate Advisor Plus                                                           2.29%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (5- year Withdrawal Charge Option)                   2.29%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (3- year Withdrawal Charge Option)                   2.39%
------------------------------------------------------------------------------------------------------
Allstate Advisor Preferred (No Withdrawal Charge Option)                        2.49%
------------------------------------------------------------------------------------------------------


* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.



RETIREMENT INCOME GUARANTEE OPTION FEE

If you select RIG 1, you would pay a Rider Fee at the annual rate of 0.25% (up to 0.50% for Options added in the future) of the Income Base in effect on a Contract Anniversary. If you select RIG 2, you would pay an additional Rider Fee at the annual rate of 0.45% (up to 0.75% for Options added in the future) of the Income Base in effect on a Contract Anniversary. See "Retirement Income Guarantee Options" for details.

INCOME PROTECTION BENEFIT OPTION

The Contracts are also available with the Income Protection Benefit Option. See "Income Payments - Income Protection Benefit Option," below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See "Expenses - Mortality and Expense Risk Charge," below, for details.

PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average daily net assets)(after reductions and eimbursements for certain Portfolios)(1)

CLASS IB SHARES                                           Management  Rule 12b-1   Other        Total Annual
Portfolio                                                    Fees      Fees (2)   Expenses   Portfolio Expenses
----------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston - Class IB       0.65%       0.25%      0.11%           1.01%
(2)
----------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund - Class IB (2)       0.67%       0.25%      0.17%           1.09%
----------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund - Class IB (2)             0.46%       0.25%      0.05%           0.76%
----------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB (2)               0.70%       0.25%      0.09%           1.04%
----------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund - Class IB (2)                    0.67%       0.25%      0.09%           1.01%
----------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund - Class IB (2)                        0.60%       0.25%      0.08%           0.93%
----------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB(2)           0.76%       0.25%      0.18%           1.19%
----------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB (2)                     0.60%       0.25%      0.06%           0.91%
----------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund - Class IB (2)                  0.40%       0.25%      0.05%           0.70%
----------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund - Class IB (2)             0.54%       0.25%      0.05%           0.84%
----------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB (2)                     0.70%       0.25%      0.09%           1.04%
----------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund - Class IB (2)                      0.65%       0.25%      0.09%           0.99%
----------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund - Class IB       0.66%       0.25%      0.07%           0.98%
(2)
----------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB (2)                         0.61%       0.25%      0.06%           0.92%
----------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB (2)                       0.53%       0.25%      0.04%           0.82%
----------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities Fund - Class 2        0.48%       0.25%      0.03%           0.76%
(3,4)
----------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2 (3,5)                     0.45%       0.25%      0.31%           1.01%
----------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund - Class 2          0.57%       0.25%      0.20%           1.02%
(3,6,7)
----------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2 (3)                 0.60%       0.25%      0.19%           1.04%
----------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund - Class 2      1.25%       0.25%      0.32%           1.82%
(3)
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2 (3,8,9)         0.68%       0.25%      0.22%           1.15%
----------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities Fund - Class 2 (3,4)     0.63%       0.25%      0.08%           0.96%
----------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth Fund (10)                             0.95%        N/A       0.30%           1.25%
----------------------------------------------------------------------------------------------------------------
LSA Focused Equity Fund (11)                                0.95%        N/A       0.30%           1.25%
----------------------------------------------------------------------------------------------------------------
LSA Mid Cap Value Fund (10)                                 0.85%        N/A       0.30%           1.15%
----------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA - Service Class       0.64%       0.25%      0.04%           0.93%
----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Class       0.64%       0.25%      0.06%           0.95%
----------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA - Service Class             0.74%       0.25%      0.07%           1.06%
----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA -           0.68%       0.25%      0.05%           0.98%
Service Class
----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fun/VA - Service Class    0.75%       0.25%      0.29%           1.29%
----------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies Fund/VA - Service Class     0.72%       0.25%      0.04%           1.01%
(12)
----------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA - Service Class (14)     0.74%       0.25%      0.03%           1.02%
----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio, Class II          0.70%       0.25%      0.06%           1.01%
----------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth & Income Portfolio, Class II          0.60%       0.25%      0.15%           1.00%
----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation              0.80%       0.25%      0.88%           1.93%
Portfolio, Class II (14)
----------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt Portfolio, Class II    0.80%       0.25%      0.37%           1.42%
----------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class II (14)    0.80%       0.25%      0.35%           1.40%
----------------------------------------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

(2) Class IB Rule 12b-1 fees have been restated to reflect an increase in Rule 12b-1 Fees effective April 30, 2001. Actual Rule 12b-1 Fees during the most recent fiscal year were 0.22%. See the Fund's prospectus for more information about Rule 12b-1 fees payable under the Portfolios' distribution plan.

(3) The Portfolio's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Portfolio's prospectus.

(4) The Fund administration fee is paid indirectly through the management fee.

(5) The manager had agreed in advance to make an estimated reduction of 0.08% to its management fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, "Total Portfolio Annual Expenses" would have been 1.09%.

(6) Effective May 1, 2002 the Franklin Value Securities Fund - Class 2 changed its name to the Franklin Small Cap Value Securities Fund - Class 2.

(7) The manager had agreed in advance to make an estimated reduction of 0.03% to its management fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, "Total Portfolio Annual Expenses" would have been 1.05%.

(8) Effective May 1, 2002 the Templeton International Securities Fund - Class 2 changed its name to the Templeton Foreign Securities Fund - Class 2.

(9) The manager had agreed in advance to make an estimated reduction of 0.01% to its management fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, "Total Portfolio Annual Expenses" would have been 1.16%.

(10) Figures shown are based on estimates for the current fiscal year. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for 2002 are expected to be 7.65% and 8.60% for LSA Aggressive Growth Fund and 6.33% and 7.18% for LSA Mid Cap Value Fund, respectively. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing June 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

(11) Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for the period ending December 31, 2001 were 2.95% and 3.90%, respectively. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing May 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

(12) Figures shown are based on estimates for the current fiscal year.

(13) Oppenheimer Funds, Inc. (OFI) will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. If the fund emerges from a "penalty box" position for a quarter but then slips back in the next quarter, OFI will reinstate the waiver. The waiver is voluntary and may be terminated by the Manager at any time.

(14) "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/ reimbursements of expenses by the adviser. For the year ended December 31, 2001, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolios' adviser to the extent "Total Portfolio Annual Expenses" exceed the following percentages: Active International Allocation Portfolio 1.40%; U.S. Real Estate Portfolio 1.35%. The adviser may terminate this voluntary waiver at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were as follows:

CLASS IB SHARES                                       Management  Rule 12b-1   Other     Total Annual
Fund                                                     Fees      Fees (2)   Expenses   Fund Expenses
-------------------------------------------------------------------------------------------------------
Van Kampen UIF Active International Allocation          0.27%       0.25%      0.88%         1.40%
Portfolio, Class II
-------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio, Class II     0.75%       0.25%      0.35%         1.35%
-------------------------------------------------------------------------------------------------------

EXAMPLE 1
The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $1,000 in a Variable Sub-Account;

.. earned a 5% annual return on your investment;

.. surrendered your Contract at the end of each time period;

.. elect the MAV Death Benefit Option and the Enhanced Beneficiary Protection
  (Annual Increase) Option;

.. elect the Earnings Protection Death Benefit Option (assuming issue age 71-79);

.. elect RIG 2 (assuming Income Base A); and

.. elect the 5-year Withdrawal Charge Option (for Allstate Advisor Preferred
  Contracts).

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER OR TAKE A WITHDRAWAL FROM YOUR CONTRACT OR RECEIVE INCOME PAYMENTS.

                                                 ALLSTATE                   ALLSTATE                   ALLSTATE
                                                  ADVISOR                 ADVISOR PLUS             ADVISOR PREFERRED
                                          1      3      5     10     1      3      5     10     1      3      5      10
Sub-Account                              Year  Years  Years  Years  Year  Years  Years  Years  Year  Years  Years   Years
--------------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of         $ 96  $153   $213   $393   $113  $188   $257   $437   $ 90  $153   $202    $420
Boston
--------------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation           $ 96  $155   $217   $400   $114  $190   $261   $444   $ 91  $156   $206    $428
--------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                 $ 93  $145   $201   $369   $110  $180   $244   $413   $ 88  $146   $190    $397
--------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                   $ 96  $154   $214   $396   $113  $189   $258   $440   $ 91  $154   $204    $423
--------------------------------------------------------------------------------------------------------------------------
Putnam High Yield                        $ 96  $153   $213   $393   $113  $188   $257   $437   $ 90  $153   $202    $420
--------------------------------------------------------------------------------------------------------------------------
Putnam Income                            $ 95  $150   $209   $385   $112  $185   $253   $429   $ 89  $151   $198    $413
--------------------------------------------------------------------------------------------------------------------------
Putnam International Growth              $ 97  $158   $222   $409   $115  $193   $266   $454   $ 92  $159   $211    $436
--------------------------------------------------------------------------------------------------------------------------
Putnam Investors                         $ 95  $150   $208   $383   $112  $185   $252   $427   $ 89  $150   $197    $411
--------------------------------------------------------------------------------------------------------------------------
Putnam Money Market                      $ 92  $144   $198   $363   $110  $178   $241   $407   $ 87  $144   $187    $392
--------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                 $ 94  $148   $204   $377   $111  $183   $248   $421   $ 88  $148   $194    $405
--------------------------------------------------------------------------------------------------------------------------
Putnam New Value                         $ 96  $154   $214   $396   $113  $189   $258   $440   $ 91  $154   $204    $423
--------------------------------------------------------------------------------------------------------------------------
Putnam Research                          $ 95  $152   $212   $391   $113  $187   $256   $435   $ 90  $153   $201    $419
--------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income       $ 95  $152   $211   $390   $113  $187   $255   $434   $ 90  $153   $201    $418
--------------------------------------------------------------------------------------------------------------------------
Putnam Vista                             $ 95  $150   $208   $384   $112  $185   $252   $428   $ 89  $151   $198    $412
--------------------------------------------------------------------------------------------------------------------------
Putnam Voyager                           $ 94  $147   $203   $375   $111  $182   $247   $419   $ 88  $148   $193    $403
--------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities    $ 93  $145   $201   $369   $110  $180   $244   $413   $ 88  $146   $190    $397
--------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap                       $ 96  $153   $213   $393   $113  $188   $257   $437   $ 90  $153   $202    $420
--------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities      $ 96  $153   $213   $394   $113  $188   $257   $438   $ 90  $154   $203    $421
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities                 $ 96  $154   $214   $396   $113  $189   $258   $440   $ 91  $154   $204    $423
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities  $104  $177   $252   $465   $122  $213   $297   $510   $ 99  $178   $241    $491
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities             $ 97  $157   $220   $406   $114  $192   $264   $450   $ 92  $158   $209    $433
--------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities       $ 95  $151   $210   $388   $112  $186   $254   $432   $ 90  $152   $200    $416
--------------------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth                    $ 98  $160   $225   $415   $116  $195   $269   $459   $ 93  $161   $214    $442
--------------------------------------------------------------------------------------------------------------------------
LSA Focused Equity                       $ 98  $160   $225   $415   $116  $195   $269   $459   $ 93  $161   $214    $442
--------------------------------------------------------------------------------------------------------------------------
LSA Mid Cap Value                        $ 97  $157   $220   $406   $114  $192   $264   $450   $ 92  $158   $209    $433
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth            $ 95  $150   $209   $385   $112  $185   $253   $429   $ 89  $151   $198    $413
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities            $ 95  $151   $210   $387   $112  $186   $254   $431   $ 90  $152   $199    $415
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income                  $ 96  $154   $215   $397   $114  $189   $259   $442   $ 91  $155   $205    $425
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income  $ 95  $152   $211   $390   $113  $187   $255   $434   $ 90  $153   $201    $418
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap        $ 99  $161   $227   $419   $116  $197   $271   $463   $ 93  $162   $216    $445
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies          $ 96  $153   $213   $393   $113  $188   $257   $437   $ 90  $153   $202    $420
--------------------------------------------------------------------------------------------------------------------------
Opperheimer Strategic Bond               $ 96  $153   $213   $394   $113  $188   $257   $438   $ 90  $154   $203    $421
--------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth           $ 96  $153   $213   $393   $113  $188   $257   $437   $ 90  $153   $202    $420
--------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income         $ 96  $153   $212   $392   $113  $188   $256   $436   $ 90  $153   $202    $419
--------------------------------------------------------------------------------------------------------------------------
                                        14



Van Kampen UIF Active International      $105  $180   $257   $475   $123  $216   $303   $520   $100  $181   $246    $500
Allocation
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt     $100  $165   $233   $430   $117  $201   $277   $475   $ 94  $166   $222    $457
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate          $100  $165   $232   $428   $117  $200   $276   $473   $ 94  $165   $221    $455
--------------------------------------------------------------------------------------------------------------------------

                                       15

EXAMPLE 2
Same assumptions as Example 1 above, except that you decide not to surrender your Contract at the end of each period.

                                                 ALLSTATE                   ALLSTATE                   ALLSTATE
                                                  ADVISOR                 ADVISOR PLUS             ADVISOR PREFERRED
                                          1      3      5     10     1      3      5     10     1      3      5      10
Sub-Account                              Year  Years  Years  Years  Year  Years  Years  Years  Year  Years  Years   Years
--------------------------------------------------------------------------------------------------------------------------
Putnam The George Putnam Fund of         $36   $110   $187   $393   $41   $124   $210   $437   $39   $119   $202    $420
Boston
--------------------------------------------------------------------------------------------------------------------------
Putnam Global Asset Allocation           $37   $113   $191   $400   $42   $127   $214   $444   $40   $122   $206    $428
--------------------------------------------------------------------------------------------------------------------------
Putnam Growth and Income                 $34   $103   $175   $369   $38   $116   $197   $413   $37   $112   $190    $397
--------------------------------------------------------------------------------------------------------------------------
Putnam Health Sciences                   $36   $111   $189   $396   $41   $125   $212   $440   $40   $120   $204    $423
--------------------------------------------------------------------------------------------------------------------------
Putnam High Yield                        $36   $110   $187   $393   $41   $124   $210   $437   $39   $119   $202    $420
--------------------------------------------------------------------------------------------------------------------------
Putnam Income                            $35   $108   $183   $385   $40   $122   $206   $429   $38   $117   $198    $413
--------------------------------------------------------------------------------------------------------------------------
Putnam International Growth              $38   $116   $196   $409   $43   $130   $219   $454   $41   $125   $211    $436
--------------------------------------------------------------------------------------------------------------------------
Putnam Investors                         $35   $107   $182   $383   $40   $121   $205   $427   $38   $116   $197    $411
--------------------------------------------------------------------------------------------------------------------------
Putnam Money Market                      $33   $101   $172   $363   $37   $114   $194   $407   $36   $110   $187    $392
--------------------------------------------------------------------------------------------------------------------------
Putnam New Opportunities                 $34   $105   $179   $377   $39   $119   $201   $421   $37   $114   $194    $405
--------------------------------------------------------------------------------------------------------------------------
Putnam New Value                         $36   $111   $189   $396   $41   $125   $212   $440   $40   $120   $204    $423
--------------------------------------------------------------------------------------------------------------------------
Putnam Research                          $36   $110   $186   $391   $41   $124   $209   $435   $39   $119   $201    $419
--------------------------------------------------------------------------------------------------------------------------
Putnam Utilities Growth and Income       $36   $109   $186   $390   $40   $123   $209   $434   $39   $119   $201    $418
--------------------------------------------------------------------------------------------------------------------------
Putnam Vista                             $35   $108   $183   $384   $40   $121   $206   $428   $38   $117   $198    $412
--------------------------------------------------------------------------------------------------------------------------
Putnam Voyager                           $34   $105   $178   $375   $39   $118   $200   $419   $37   $114   $193    $403
--------------------------------------------------------------------------------------------------------------------------
Franklin Growth and Income Securities    $34   $103   $175   $369   $38   $116   $197   $413   $37   $112   $190    $397
--------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap                       $36   $110   $187   $393   $41   $124   $210   $437   $39   $119   $202    $420
--------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities      $36   $111   $188   $394   $41   $124   $211   $438   $39   $120   $203    $421
--------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities                 $36   $111   $189   $396   $41   $125   $212   $440   $40   $120   $204    $423
--------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities  $44   $135   $227   $465   $49   $149   $250   $510   $48   $144   $241    $491
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities             $38   $115   $194   $406   $42   $128   $217   $450   $41   $124   $209    $433
--------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities       $36   $109   $185   $388   $40   $123   $208   $432   $39   $118   $200    $416
--------------------------------------------------------------------------------------------------------------------------
LSA Aggressive Growth                    $39   $118   $199   $415   $43   $132   $222   $459   $42   $127   $214    $442
--------------------------------------------------------------------------------------------------------------------------
LSA Focused Equity                       $39   $118   $199   $415   $43   $132   $222   $459   $42   $127   $214    $442
--------------------------------------------------------------------------------------------------------------------------
LSA Mid Cap Value                        $38   $115   $194   $406   $42   $128   $217   $450   $41   $124   $209    $433
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth            $35   $108   $183   $385   $40   $122   $206   $429   $38   $117   $198    $413
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities            $36   $109   $184   $387   $40   $122   $207   $431   $39   $118   $199    $415
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income                  $37   $112   $190   $397   $41   $126   $213   $442   $40   $121   $205    $425
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income  $36   $109   $186   $390   $40   $123   $209   $434   $39   $119   $201    $418
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap        $39   $119   $201   $419   $44   $133   $224   $463   $42   $128   $216    $445
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Multiple Strategies          $36   $110   $187   $393   $41   $124   $210   $437   $39   $119   $202    $420
--------------------------------------------------------------------------------------------------------------------------
Opperheimer Strategic Bond               $36   $111   $188   $394   $41   $124   $211   $438   $39   $120   $203    $421
--------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth           $36   $110   $187   $393   $41   $124   $210   $437   $39   $119   $202    $420
--------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income         $36   $110   $187   $392   $41   $124   $210   $436   $39   $119   $202    $419
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Active International      $46   $138   $232   $475   $51   $153   $256   $520   $49   $147   $246    $500
Allocation
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt     $40   $123   $207   $430   $45   $137   $231   $475   $43   $132   $222    $457
--------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate          $40   $122   $207   $428   $45   $136   $230   $473   $43   $131   $221    $455
--------------------------------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE LOWER OR GREATER THAN THOSE SHOWN ABOVE. SIMILARLY, YOUR RATE OF RETURN MAY BE LOWER OR GREATER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES ARE BASED ON THE EXPENSES SHOWN IN THE PORTFOLIO ANNUAL EXPENSES TABLE, WHICH REFLECTS CERTAIN WAIVER AND REIMBURSEMENT ARRANGEMENTS AS EXPLAINED IN THE FOOTNOTES TO THE TABLE. THE EXAMPLES ASSUME THOSE ARRANGEMENTS REMAIN IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), AND RIG 2 AND THAT INCOME BASE A IS APPLIED. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER. TO REFLECT THE CONTRACT MAINTENANCE CHARGE IN THE EXAMPLES, WE

ESTIMATED AN EQUIVALENT PERCENTAGE CHARGE, BASED ON AN ASSUMED AVERAGE CONTRACT SIZE OF $45,000. IF THE TOTAL PURCHASE PAYMENTS ARE GREATER THAN $50,000, NO CONTRACT MAINTENANCE CHARGE WOULD BE APPLICABLE, AND THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

There are no Accumulation Unit Values to report because the Contracts were first offered as of the date of this prospectus. The financial statements of Allstate and the Variable Account appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------


CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan(s) you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

.. any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, the Earnings Protection Death Benefit Option, or the Spousal Protection Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79.

If you select RIG 1 or RIG 2, the maximum age of any Contract Owner on the Rider Application Date is 75.

You can use the Contract with or without a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued with a qualified plan. See "TAX QUALIFIED CONTRACTS" on page 53.

Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, Enhanced Beneficiary Protection (Annual

Increase) Option, Earnings Protection Death Benefit Option, or the Spousal Protection Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select RIG 1 or RIG 2, the maximum age of the Annuitant on the Rider Application Date is 75. If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.


CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

.. the Contract must be an IRA contract;

.. both the Contract Owner and Co-Annuitant must be age 79 or younger on the Rider Application Date; and

.. the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.


BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death benefit or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is not a living person), we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a natural person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours.
 Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.


MODIFICATION OF THE CONTRACT
Only an Allstate officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For ALLSTATE ADVISOR PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-203-0068.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


CREDIT ENHANCEMENT
For ALLSTATE ADVISOR PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each Allstate Advisor Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

      ADDITIONAL CREDIT           CUMULATIVE PURCHASE
    ENHANCEMENT FOR LARGE       PAYMENTS LESS CUMULATIVE
          CONTRACTS             WITHDRAWALS MUST EXCEED:

0.50% of the purchase payment           $500,000

1.00% of the purchase payment          $1,000,000


If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details. The ALLSTATE ADVISOR PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.

For ALLSTATE ADVISOR PLUS CONTRACTS with Credit Enhancements of 4%, the amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative expense charges.

For Contracts with Credit Enhancements above 4%, please note that we are applying for regulatory relief to recover the amount of the Credit Enhancement above 4% in the manner described above. Until we receive the requested regulatory relief, we will return, upon cancellation, the amount you would have received upon cancellation of a Contract with a Credit Enhancement of 4%. After we receive the requested regulatory relief, the amount we return to you upon exercise of this Right to Cancel will be computed in the manner described above, including with respect to the Credit Enhancement above 4%.

We reserve the right to allocate your purchase payments to the money market Variable Sub-Account during the Trial Examination Period.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment (for ALLSTATE ADVISOR PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For ALLSTATE ADVISOR PLUS CONTRACTS, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 37 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:              EACH PORTFOLIO:                INVESTMENT ADVISER:
                        Seeks to provide a balanced
Putnam VT The George    investment composed of a well
Putnam Fund of Boston   diversified portfolio of
                        value stocks and bonds.
-------------------------------------------------------
                        Seeks a high level of
                        long-term total return
                        consistent with preservation
                        of capital.  The Portfolio seeks
                        its goal by investing in a
Putnam VT Global Asset  wide variety of equity and
Allocation              fixed income securities both
                        of U.S. and foreign insurers.
-------------------------------------------------------
                        Seeks capital growth and
                        current income.  The Portfolio
                        seeks its goal by investing
                        mainly in common stocks of
                        U.S. companies with a focus
                        on value stocks that offer
Putnam VT Growth and    the potential for capital
Income                  growth, current income or
                        both.
-------------------------------------------------------
                        Seeks capital appreciation.
                        The Portfolio seeks its goal by
                        investing at least 80% of its
                        net assets in common stocks    PUTNAM INVESTMENT
                        of U.S. companies in the       MANAGEMENT, INC.
Putnam VT Health        health sciences industries
Sciences                with a focus on growth
                        stocks.
-------------------------------------------------------
                        Seeks high current income.
                        Capital growth is a
                        secondary goal when
                        consistent with achieving
                        high current income.  The
                        Portfolio seek its goal by
                        investing at least 80% of the
                        Portfolio's assets in U.S.
                        corporate bonds rated below
                        investment grade (junk bonds)
                        and that have intermediate to
Putnam VT High Yield    long-term maturities (three
                        years or longer).
-------------------------------------------------------
                                22

                        Seeks high current income
                        consistent with what Putnam
                        Management believes to be
                        prudent risk.  The Portfolio seeks
                        its goal by investing at
                        least 80% in U.S. corporate
                        bonds and governments
                        worldwide that are either
                        investment-grade or below
                        investment grade (junk bonds)
                        and that have intermediate to
Putnam VT Income        long-term maturities (three
                        years or longer).
-------------------------------------------------------
                        Seeks capital appreciation.
                        The Portfolio seeks its goal by
Putnam VT               investing manly in common
International Growth    stocks of companies outside
                        the United States.
-------------------------------------------------------
                        Seeks long-term growth of
                        capital and any increased
                        income that results from this
                        growth.  The Portfolio seeks its
                        goal by investing mainly in
                        common stock of U.S.
Putnam VT Investors     companies with a focus on
                        growth stocks.
-------------------------------------------------------
                        Seeks as high a rate of
                        current income as Putnam
                        Managemtnt beleives is
                        consistent with preservation
Putnam VT Money Market  of capital and maintenance of
                        liquidity.
-------------------------------------------------------
                        Seeks long-term capital
                        appreciation.  The Portfolio seeks
                        its goal by investing mainly
                        in common stocks of U.S.
                        companies with a focus on
                        growth stocks in sectors of
Putnam VT New           the economy that Putnam
Opportunities           Management believes have high
                        gowth potential.
-------------------------------------------------------
                        Seeks long-term capital
                        appreciation.  The Portfolio seeks
                        its goal by investing mainly
                        in common stocks of U.S.
Putnam VT New Value     companies with a focus on
                        value stocks.
-------------------------------------------------------
                        Seeks capital appreciation.
                        The Portfolio seeks its goal by
                        investing mainly in common
                        stocks of U.S. companies that
                        Putnam Management believes
                        have the greatest potential
                        for capital appreciation,
                        with stock prices that
                        reflect a value lower than
                        that which Putnam Management
                        places on the company, or
                        whose earnings Putnam
Putnam VT Research      Management believes are
                        likely to grow over time.
-------------------------------------------------------
                        Seeks capital growth and
                        current income.  The Portfolio
                        seeks its goal by investing
                        at least 80% of its net
                        assets in a combination of
                        bonds and U.S. value stocks
                        of companies in the public
Putnam VT Utilities     utilities industries, with a
Growth and Income       significant focus on value
                        stocks.
-------------------------------------------------------
                        Seeks capital appreciation.
                        The Portfolio seeks its goal by
                        investing mainly in common
Putnam VT Vista         stocks of U.S. companies with
                        a focus on growth stocks.
-------------------------------------------------------
                        Seeks capital appreciation.
                        The Portfolio seeks its goal by
                        investing mainly in common
Putnam VT Voyager       stocks of U.S. companies with
                        a focus on growth stocks.
-------------------------------------------------------------------------------
Franklin Growth and     Seeks capital appreciation.
Income Securities       Secondary goal is to provide   FRANKLIN ADVISERS, INC.
                        current income.
-------------------------------------------------------
Franklin Small Cap      Seeks long-term capital
                        growth.
-------------------------------------------------------
Franklin Small Cap      Seeks long-term total return.  FRANKLIN ADVISORY
Value Securities                                       SERVICES, LLC
-------------------------------------------------------------------------------
Mutual Shares           Seeks capital appreciation.    FRANKLIN MUTUAL
Securities              Secondary goal is income.      ADVISERS, LLC
-------------------------------------------------------------------------------
Templeton Developing    Seeks long-term capital        TEMPLETON ASSET
Markets Securities      appreciation.                  MANAGEMENT LTD.
-------------------------------------------------------------------------------
Templeton Foreign       Seeks long-term capital        TEMPLETON INVESTMENT
Securities              growth.                        COUNSEL, LLC


                                23

                        Seeks high current income
                        consistent with preservation    FRANKLIN ADVISERS, INC.
Templeton Global        of capital.  Capital
Income Securities       appreciation is a secondary
                        consideration.
------------------------------------------------------------------------------
                        Seeks long-term capital
                        growth.  The Portfolio invests
                        primarily in common stocks
                        and other equity securities
LSA Aggressive Growth   of small and mid-sized growth
(1)                     companies.
-----------------------------------------------------
                        Seeks capital appreciation by
                        investing primarily in equity  LSA ASSET MANAGEMENT LLC
LSA Focused Equity (2)  securities.
-----------------------------------------------------
                        Seeks to provide long-term
                        capital growth.  The Portfolio
                        invests primarily in common
                        stocks and other equity
                        securities of
                        medium-capitalization
LSA Mid Cap Value (1)   companies.
-------------------------------------------------------------------------------
Oppenheimer Aggressive  Seeks capital appreciation by
Growth                  investing in "growth type"
                        companies.
-------------------------------------------------------
                        Seeks long-term caital
                        appreciation by investing a
                        substantial portion of assets
                        in securities of foreign
                        issuers, "growth-type"
                        companies, cyclical industries
                        and special situations that
Oppenheimer Global      are considered to have
Securities              appreciation possibilities.
-------------------------------------------------------
                        Seeks a high level of current
Oppenheimer High        income from investment in
Income                  high-yield fixed-income
                        securities.
-------------------------------------------------------
                        Seeks high total return
                        (which includes growth in the
                        value of its shares as well     OPPENHEIMERFUNDS, INC.
Oppenheimer Main        as current income) from
Street Growth & Income  equity and debt securities.
-------------------------------------------------------
Oppenheimer Main
Street Small Cap        Seeks capital appreciation.
-------------------------------------------------------
                        Seeks a high total investment
                        return, which includes
                        current income and capital
Oppenheimer Multiple    appreciation in the value of
Strategies              its shares.
-------------------------------------------------------
                        Seeks a high level of current
                        income principally derived
Oppenheimer Strategic   from interest on debt
Bond                    securities.
------------------------------------------------------------------------------
Van Kampen LIT                                         VAN KAMPEN ASSET
Emerging Growth         Seeks capital appreciation     MANAGEMENT INC.
------------------------------------------------------
Van Kampen LIT Growth   Seeks long-term growth of
and Income              capital and income.
-------------------------------------------------------
                        Seeks long-term capital
                        appreciation by investing
                        primarily, in accordance with
                        country and sector weightings
                        determined by the adviser, in
                        equity securities of non-U.S.
Van Kampen UIF Active   insurers which, in the
International           aggregate, replicate broad
Allocation              market indices.
------------------------------------------------------
                        Seeks high total return by
                        investing primarily in fixed
                        income securitis of
                        government and                 VAN KAMPEN(3)
                        government-related issuers
                        and,to a lesser extent, of
Van Kampen UIF          corporate issuers in emerging
Emerging Markets Debt   market countries.
------------------------------------------------------
                        Seeks to provide above
                        average current income and
                        long-term capital
                        appreciation by investing
                        primarily in equity
                        securities of companies in
Van Kampen UIF U.S      the U.S. real estate
Real Estate             industry, including real
                        estate investment trusts.
-------------------------------------------------------------------------------


(1) Sub-advised by Van Kampen Investment Advisory Corp.

(2) Sub-advised by Van Kampen. Morgan Stanley Investment Management Inc., the sub-adviser to the LSA Focused Equity Fund, does business in certain instances using the name Van Kampen.

(3) Morgan Stanley Investment Management Inc., the investment adviser to the Van Kampen UIF portfolios, does business in certain instances using the name Van Kampen.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.


INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 29.

This option allows you to allocate purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $500.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the money market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the money market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the money market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 29.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the money market Variable Sub-Account unless you request a different investment alternative.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.


STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("STANDARD FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available Standard Fixed. We currently offer Standard Fixed Guarantee Periods of 1, 3, 5, and 7 years, depending on the type of Contract you have. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. In no event will the interest rate be less than 3% per year.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Standard Fixed Guarantee Period
  Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Standard Fixed Guarantee Period
  Account.  Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

.. you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

.. you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available if you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.


MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $500.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods"). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yields as reported in Federal Reserve Bulletin H.15 ("TREASURY RATE") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) to the

Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

.. transfer all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account to other investment alternatives available at the time; or

.. withdraw all or part of the money from the Market Value Adjusted Fixed
  Guarantee Period Account.  Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account.
 If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the Dollar Cost Averaging Fixed Account Option. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $500.We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-203-0068. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


EXCESSIVE TRADING LIMITS
We reserve the right to limit transfers among the Variable Sub-Accounts in any Contract Year, or to refuse any transfer request for a Contract Owner or certain Contract Owners, if:

.. we believe, in our sole discretion, that excessive trading by such Contract
  Owner or Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Portfolios or would be to the disadvantage of other contract owners; or

.. we are informed by one or more of the corresponding Portfolios that they intend to restrict the purchase or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other contract owners.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying mutual funds that assess such fees.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our AUTOMATIC PORTFOLIO REBALANCING PROGRAM, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam Income Variable Sub-Account and 60% to be in the Oppenheimer Aggressive Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Aggressive Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the money market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

.. for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

.. for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-

Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:


ALLSTATE ADVISOR                                                       1.10%
-----------------------------------------------------------------------------
ALLSTATE ADVISOR PLUS                                                  1.40%
-----------------------------------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(5-YEAR WITHDRAWAL CHARGE OPTION)                                      1.40%
-----------------------------------------------------------------------------
ALLSTATE ADVISOR PREFERRED
(3-YEAR WITHDRAWAL CHARGE OPTION)                                      1.50%
-----------------------------------------------------------------------------
ALLSTATE ADVISOR PREFERRED                                             1.60%
(NO WITHDRAWAL CHARGE OPTION)
-----------------------------------------------------------------------------


The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the ALLSTATE ADVISOR PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

.. MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Enhanced Beneficiary Protection (Annual Increase) Option:  The current mortality and expense risk charge for this option is 0.15%.  This charge may
  be increased, but will never exceed 0.30%.   We guarantee that we will not
  increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

.. Earnings Protection Death Benefit Option: The current mortality and expense eisk charge for this option is:

  . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

  . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

.. The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.Spousal Protection Benefit Option: Currently, there is no charge for this benefit. We may assess a charge of up to 0.15% for the Spousal Protection Benefit Option. This charge will only be deducted during the Accumulation Phase of your Contract. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract.

.. Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.


RETIREMENT INCOME GUARANTEE OPTION FEE
We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.25% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.45% of the Income Base on each Contract Anniversary. We reserve the right to change the fee for the Options. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. The Rider Fee rate will never exceed 0.50% per year for RIG 1, and 0.75% per year for RIG 2. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to reflect the number of full months (30-day periods) from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to reflect the number of full months (30-day periods) the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

We guarantee that we will not increase the fee for either option after you have added it to your Contract; however, if you elect to exercise the Reset Option, the Rider Fee at reset will be based on the current Rider Fee percentage that is in effect at the time of reset. Refer to the Reset Option provision of this prospectus for more information.


TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 37.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 27 for more information on market value adjustments.


FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

Any earnings not previously withdrawn.However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

.. The Free Withdrawal Amount described above; or

.. Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.


ALL CONTRACTS
We do not apply a withdrawal charge in the following situations:

.. the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the ALLSTATE ADVISOR PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals on earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on all withdrawals taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on all withdrawals under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Owner's value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see page 10. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 35.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 25.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal penalty tax. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2. An emergency exists as defined by the SEC, or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-203-0068 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.




INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

.. the Annuitant's 99th birthday, or

.. the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 -LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 -JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 -LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

..    You may request to modify the length of the Guaranteed Payment Period.
     Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began.

..    If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..    You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice.


Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.


PAYOUT WITHDRAWAL
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"), subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate. The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the Investment Alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

PAYOUT WITHDRAWAL CHARGE
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.



Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                        Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:                   0            1           2           3           4           5           6          7            8+
------------------------------------------------------------------------------------------------------------------------------------
Allstate Advisor              7%          7%          6%          5%          4%          3%        2%           0%          0%
Allstate Advisor Plus       8.5%        8.5%        8.5%        7.5%        6.5%        5.5%        4%         2.5%          0%
Allstate Advisor
Preferred with:
  5-Year Withdrawal
 Charge Option                7%          6%          5%          4%          3%          0%
  3-Year Withdrawal
 Charge Option                7%          6%          5%          0%
  No Withdrawal Charge
 Option                    None




ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply.
 The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of interest we will credit. The interest rate will vary from year to year, but will never be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.


INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

.. The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

.. You must choose Income Plan 1 or 2 and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

.. You may apply the Income Protection Benefit Option to more than one Income
  Plan.

.. The AIR must be 3% for the Income Plan(s) that you wish to apply this benefit to.

.. You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

.. You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed 0.75%. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

  Oppenheimer Strategic Bond

  Putnam Income

  Putnam Money Market Fund

  Templeton Global Income Securities

RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

  Franklin Growth and Income Securities

  Franklin Small Cap

  Franklin Small Cap Value Securities

  LSA Focused Equity

  LSA Mid Cap Value

  Mutual Shares Securities

  Oppenheimer Global Securities

  Oppenheimer High Income

  Oppenheimer Main Street Growth & Income

  Oppenheimer Main Street Small Cap

  Oppenheimer Multiple Strategies

  Putnam Global Asset Allocation

  Putnam Growth and Income

  Putnam High Yield

  Putnam International Growth

  Putnam Investors

  Putnam New Value

  Putnam Research

  Putnam The George Putnam Fund of Boston

  Putnam Utilities Growth and Income

  Putnam Voyager

  Templeton Foreign Securities

  Van Kampen LIT Growth and Income

  Van Kampen UIF Active International Allocation

  Van Kampen UIF U.S. Real Estate

EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

  LSA Aggressive Growth

  Oppenheimer Aggressive Growth

  Putnam Health Sciences

  Putnam New Opportunities

  Putnam Vista

  Templeton Developing Markets Securities

  Van Kampen LIT Emerging Growth

  Van Kampen UIF Emerging Markets Debt

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

.. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

.. deducting any applicable premium tax; and

.. applying the resulting amount to the greater of (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS We offer two Retirement Income Guarantee Options ("RIG 1" and "RIG 2"), which are available for an additional fee. RIG 1 provides a benefit that is based on a guaranteed interest accumulation. RIG 2 provides a benefit that is based on the greater of a guaranteed interest accumulation or a maximum anniversary value. Each option is described in more detail below.

The options are available at issue of the Contract or may be added afterwards.
 We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except
under the "RESET OPTION" described below.   The options may not be available in
all states.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

.. The Payout Start Date must be on or after the 10/th/ Contract Anniversary of the Rider Date.

.. The Payout Start Date must occur during the 30-day period following a Contract
  Anniversary.

.. The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

.. You must select Fixed Amount Income Payments only.

.. You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

  . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

  . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

.. The Guaranteed Retirement Income Benefit; or

.. For fixed income payments, the Contract Value, adjusted by any applicable
  Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you select one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated based on the number of full months (30 day periods) between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated based on the number of full months (30 day periods) between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.25% of the Income Base on each Contract Anniversary. The current Rider Fee for the RIG 2 is 0.45% of the Income Base on each Contract Anniversary. We reserve the right to change the Rider Fee for the options. However, once we issue your option, we cannot change the Rider Fee that applies to your Contract. The Rider Fee will never exceed 0.50% per year for RIG 1, and 0.75% per year for RIG 2.

However, if you exercise the Reset Option, defined below, then the Rider Fee Percentage upon reset will be the current Rider Fee Percentage in effect for the new rider at that time.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..    The date the Contract is terminated;

..    If the Contract is not continued in the Accumulation Phase under either the
     Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

..    The Payout Start Date; or

..    The effective date of the Reset Option.

Otherwise, the options may not be terminated or cancelled.


CALCULATION OF INCOME BASE.
On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends, the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a CAP equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS
  CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the Payout Start Date; minus

.. RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

.. In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% of the RIG 1 Income Base as of the beginning of the Contract Year, the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

.. In each Contract Year, for the portion of withdrawals that cumulatively exceed
  5% of the RIG 1 Income Base as of the beginning of the Contract Year, the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

On or after the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

.. On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85/th/ birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

Currently, we are offering a "RESET OPTION" that permits you to replace your Retirement Income Guarantee Option with a new Retirement Income Guarantee Option. You may exercise this option within 60 days following any 3/rd/ Contract Anniversary by providing us with satisfactory notification. If you elect to exercise the Reset Option, then all of the following conditions must be satisfied:

.. We will terminate your Retirement Income Guarantee option and replace it with a new Retirement Income Guarantee Option.

.. You may only replace RIG 1 with a new RIG 1.  Similarly, you may only replace
  RIG 2 with a new RIG 2. The reset will be effective on the first business day after we receive your notification to reset. This date will be the Rider Date of your new rider.

.. If you replace RIG 1 with a new RIG 1, then the Income Base on the new Rider
  Date will be equal to the Contract Value on the new Rider Date.

.. If you replace RIG 2 with a new RIG 2, then:

  . Income Base A on the new Rider Date will be equal to the Contract Value in the new Rider Date;

  . Income Base B on the new Rider Date will be equal to the greater of the Contract Value or Income Base B of the terminating RIG 2.

.. The Rider Fee for the new Retirement Income Guarantee option will be calculated using the Rider Fee Percentage and Income Base defined in the new option. All the limitations and conditions of the new option will apply as of the new Rider Date.

We reserve the right to discontinue the Reset Option or any of the Retirement Income Guarantee Options, or to change the conditions for exercising this Reset Option.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------


DEATH PROCEEDS
Under certain conditions, described below, we will pay a death settlement ("DEATH PROCEEDS") for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date.
 If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

.. A certified copy of the death certificate;

.. A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

.. If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "DEATH BENEFIT."

.. If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.


DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

.. MAV Death Benefit Option

.. Enhanced Beneficiary Protection (Annual Increase) Option

.. Earnings Protection Death Benefit Option

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the issue date of your Contract or at a later date, subject to state availability and issue age restrictions.

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

.. The Contract Value;

.. The Settlement Value;

.. The ROP Death Benefit;

.. The MAV Death Benefit Option (if selected); or

.. The Enhanced Beneficiary Protection (Annual Increase) Option (if selected).

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.
The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.15%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 42), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

.. Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS).

.. Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

.. On each Contract Anniversary until the first Contract Anniversary following the 80/TH/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 46 below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner's or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) and withdrawals); or

.. The date we next determine the Death Proceeds.


ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.
The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.15%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year, subject to the "CAP" defined below. This accumulation will continue until the earlier of:

  (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

  (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends, the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS

CONTRACTS) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit CAP is equal to:

.. 200% of the Contract Value as of the Rider Date; plus

.. 200% of purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS
  CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS) made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

.. Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If there is more than one New Contract Owner taking a share of the Death Proceeds, described in the Death Proceeds provision, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) described in "Death Benefit Payments" below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 46, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year from the date we determine the Death Proceeds, until the earlier of:

.. The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80/th/ birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS); or

.. The date we next determine the Death Proceeds.


EARNINGS PROTECTION DEATH BENEFIT OPTION.
The "EARNINGS PROTECTION DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

.. 0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

.. 0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 100% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
  Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS)) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

.. 50% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
  Enhancements for ALLSTATE ADVISOR PLUS CONTRACTS)) made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

.. 25% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

IN-FORCE EARNINGS are equal to the current Contract Value less In-Force Premium.
 If this quantity is negative, then In-Force Earnings are equal to zero.

IN-FORCE PREMIUM is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 46 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

.. The Rider Date will be changed to the date we determine the Death Proceeds;

.. The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

.. The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

.. The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.


ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

.. the date the Contract is terminated;

.. if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 45, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

.. if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

.. on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

.. on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

.. the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.


DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract

Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

.. Over the life of the New Contract Owner; or

.. For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

.. Over the life expectancy of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the money market Variable Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the money market Variable Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may transfer all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value

Adjustment and a 10% tax penalty if the New Contract Owner is under age 591/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts greater than or equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

.. One year of the date of death;

.. The same calendar year as the date we receive the first Complete Request for Settlement; and

.. One withdrawal frequency. The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual).

The New Contract Owner may make additional withdrawals, however, any such withdrawals will not be used to satisfy the minimum Annual Required Distribution amount of any subsequent calendar year.

The Annual Required Distributions will be treated as withdrawals for tax purposes, which means that for tax reporting purposes the withdrawals will be deemed to be taken from Contract earnings first. If the Death Proceeds had instead been applied to an Income Plan, the tax treatment would be different.
 Distributions under an Income Plan will be treated as part return of earnings and part return of principal to the extent of principal in your Contract. Consult with your tax advisor for the most appropriate option for your circumstances.

Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds were determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Death Proceeds divided by the "LIFE EXPECTANCY" of the New Contract Owner, and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date the Death Proceeds were determined. The LIFE EXPECTANCY in that calendar year is equal to the life expectancy value from IRS Table V, based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the year in which the Death Proceeds were determined, the Life Expectancy of the Contract Owner is the Life Expectancy calculated in the previous calendar year minus 1 year. If the Life Expectancy is less than 1, the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies).

We reserve the right to offer additional death settlement options.


DEATH OF ANNUITANT
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

.. The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

.. The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES

CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the money market Variable Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

QUALIFIED CONTRACTS

The death settlement options for qualified plans, including IRAs, may be different to conform with the individual tax requirements of each type of qualified plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

We reserve the right to offer additional death settlement options.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

.. The Contract must be an IRA contract.

.. The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

.. Both the Contract Owner and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

.. The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply on the death of the Co-Annuitant.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each changes is subject to any payment we make or other action we take before we accept it. at any time, there may only be one Co-Annuitant under your Contract.

There is currently no charge for this option. We reserve the right to assess a mortality and expense risk charge in the future, however it will never exceed 0.15%. Once this option is added to your Contract, we guarantee that we will not increase what we charge you for this option.

You may terminate this option at any time by written notice in a form satisfactory to us. The option will terminate and the corresponding mortality and expense risk charge will cease on the earliest of the following to occur:

.. upon the death of the Co-Annuitant (as of the date we determine the Death
  Proceeds);

.. upon the death of the Contract Owner (as of the date we determine the Death
  Proceeds);

.. on the date the Contract is terminated; or

.. on the Payout Start Date.

Once terminated, a new Spousal Protection Benefit Option cannot be added to the Contract.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

.. The Co-Annuitant must have been your legal spouse on the date of his or her death; and

.. Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.


MORE INFORMATION
--------------------------------------------------------------------------------


ALLSTATE
Allstate is the issuer of the Contract. Allstate is an Illinois stock life insurance company organized in 1957.

Allstate is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Allstate is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) to Allstate. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Services assigns an Aa2 (Excellent) financial strength rating to Allstate. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


VARIABLE ACCOUNT
Allstate established the Allstate Life Insurance Company Separate Account A on January 27, 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/ trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. Allstate Distributors, L.L.C. ("Allstate Distributors"), a broker-dealer jointly owned by Allstate and Putnam Investments, will serve as principal underwriter of the Contracts. It is anticipated that in October of 2002, Allstate Distributors will be come a wholly owned subsidiary of Allstate. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, ("Exchange Act") and a member of the National Association of Securities Dealers, Inc. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. Contracts may be sold by representatives or employees of banks.

Allstate may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Allstate Advisor Contracts issued to employees of Allstate and certain other eligible organizations, and in lieu of Allstate paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an "investment in the contract" for income tax purposes.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account.

We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

 We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


TAX QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate on certain federal securities law matters. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Allstate.

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY
ALLSTATE is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from ALLSTATE, and its operations form a part of ALLSTATE, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, ALLSTATE believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, ALLSTATE does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore ALLSTATE does not intend to make provisions for any such taxes. If ALLSTATE is taxed on investment income or capital gains of the Variable Account, then ALLSTATE may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the owner is a natural person,

2. the investments of the Variable Account are "adequately diversified"according to Treasury Department regulations, and

3. ALLSTATE is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain Qualified Contracts; (3) Contracts purchased by employers upon the termination of certain qualified plans; (4) certain Contracts used in connection with structured settlement agreements, and (5) immediate annuity Contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the owner during the taxable year. Although ALLSTATE does not have control over the Funds or their investments, we expect the Funds to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a Contract Owner will be considered the owner of Variable Account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause a Contract Owner to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that Owners could direct sub-account investments without being treated as Owners of the underlying assets of the Variable Account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract Owners were not Owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. ALLSTATE does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date.
 It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Owner's death. If the Contract
  Owner's designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to Non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035. A 1035 exchange is a tax-free exchange of a Non-Qualified life insurance contract, endowment contract or annuity contract for a new Non-Qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES. If you transfer a Non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all Non-qualified deferred annuity contracts issued by ALLSTATE (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, ALLSTATE is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

ALLSTATE is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

The Contract may be used with several types of qualified plans. ALLSTATE reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from qualified contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 591/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 701/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the contract. Not all income plans offered under this annuity contract satisfy the requirements for minimum distributions. Because these distributions are required under the code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA may not invest in life insurance contracts. However, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may provide a death benefit that equals the greater of the purchase payments or the Contract Value.
 The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4. made pursuant to an IRS levy,

5. made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7. made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, ALLSTATE is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. ALLSTATE is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, ALLSTATE is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 591/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where ALLSTATE is directed to transfer some or all of the contract value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as

"H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.

ANNUAL REPORTS AND OTHER DOCUMENTS
-------------------------------------------------------------------------------
Allstate's Form 10 registration statement is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0001078402. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P. O. Box 94260, Palatine, Illinois 60094-4260 (telephone:
1-800-203-0068).


EXPERTS
------------------------------------------------------------------------------

The financial statements of Allstate as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule incorporated herein by reference from the Form 10 of Allstate and from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended that are included in the Statement of Additional Information, which is incorporated herein by reference have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report, incorporated herein by reference and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect insurance charges, administrative expense charges, withdrawal charges, contract maintenance charges and the Credit Enhancement for ALLSTATE ADVISOR PLUS CONTRACTS.

Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not withdrawal charges. However, any total return figures that reflect the Credit Enhancement will also reflect applicable withdrawal charges to the extent required. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  Additions, Deletions, or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contracts
--------------------------------------------------------------------------------
  Performance Information
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------
  Appendix A                                                                A-1
--------------------------------------------------------------------------------
  Appendix B                                                                B-1
--------------------------------------------------------------------------------
  Appendix C                                                                C-1
--------------------------------------------------------------------------------
  Appendix D                                                                D-1
--------------------------------------------------------------------------------
  Appendix E                                                                E-1
--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

APPENDIX A
ALLSTATE ADVISOR CONTRACT COMPARISON CHART

Feature          Advisor               Advisor Plus                                 Advisor Preferred
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       No
                                                                5-year Withdrawal       3-year Withdrawal          Withdrawal
                                                                 Charge Option           Charge Option           Charge Option

--------------------------------------------------------------------------------------------------------------------------------


Fixed           6-Month                6-Month                        6-Month                  6-Month                  N/A
Account
Options         12-Month               12-Month                       12-Month                 12-Month                 N/A




--------------------------------------------------------------------------------------------------------------------------------
                                     up to 5% depending on
Credit         None                  issue age and amount        None                    None                        None
Enhancement                          of purchase payments
--------------------------------------------------------------------------------------------------------------------------------
Mortality      1.10%                   1.40%                     1.40%                   1.50%                       1.60%
and Expense
Risk
Charge (Base Contract)
--------------------------------------------------------------------------------------------------------------------------------
Withdrawal    7/ 7/ 6/ 5/ 4/ 3/ 2    8.5/ 8.5/ 8.5/ 7.5/
Charge (% of                           6.5/ 5.5/ 4/2.5          7/ 6/ 5/ 4/ 3           7/ 6/ 5                      None
purchase payment)

--------------------------------------------------------------------------------------------------------------------------------
Withdrawal   Confinement, Terminal   Confinement, Terminal   Confinement, Terminal   Confinement, Terminal           N/A
Charge       Illness, Unemployment   Illness, Unemployment   Illness, Unemployment   Illness, Unemployment
Waivers
--------------------------------------------------------------------------------------------------------------------------------




The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                                    DCA Fixed Account Option
---------------------------------------------------------------------------------------------------
                    Advisor     ADVISOR PLUS                   Advisor Preferred
                                              -----------------------------------------------------
                                                   5-YEAR             3-YEAR         NO WITHDRAWAL
                                              WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   CHARGE OPTION
----------------------------------------------     OPTION             OPTION
                                              -----------------------------------------------------
TRANSFER PERIODS    6-month       6-month          6-month            6-month             N/A

---------------------------------------------------------------------------------------------------
                    12-month      12-month        12-month           12-month             N/A
                  ---------------------------------------------------------------------------------


               STANDARD FIXED ACCOUNT OPTION (SOME OPTIONS NOT AVAILABLE IN ALL STATES)
--------------------------------------------------------------------------------------------------------
                     Advisor     AdvisorPlus                      ADVISOR PREFERRED
                                               ---------------------------------------------------------
                                                    5-YEAR             3-YEAR                No
                                               WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   Withdrawal Charge
                   ----------------------------     OPTION             OPTION              Option
                                               ---------------------------------------------------------

GUARANTEE PERIODS     1-year        1-year          1-year             1-year                N/A




--------------------------------------------------------------------------------------------------------
                     3-year*       3-year*          3-year*            3-year*               N/A
                   -------------------------------------------------------------------------------------
                     5-year*       5-year*          5-year*              N/A                 N/A
                   -------------------------------------------------------------------------------------
                     7-year*       7-year*            N/A                N/A                 N/A
                   -------------------------------------------------------------------------------------



* Available only in states where the MVA Fixed Account Option is not offered.

                       MVA FIXED ACCOUNT OPTION (NOT AVAILABLE IN ALL STATES)**
--------------------------------------------------------------------------------------------------------
                     ADVISOR     ADVISOR PLUS                     ADVISOR PREFERRED
                                               ---------------------------------------------------------
                                                    5-Year             3-Year                No
                                               WITHDRAWAL CHARGE  WITHDRAWAL CHARGE   WITHDRAWAL CHARGE
                   ----------------------------     OPTION             OPTION              OPTION
                                               ---------------------------------------------------------
GUARANTEE PERIODS     3-year        3-year          3-year             3-year              3-year




--------------------------------------------------------------------------------------------------------
                      5-year        5-year          5-year             5-year              5-year
                   -------------------------------------------------------------------------------------
                      7-year        7-year          7-year             7-year              7-year
                   -------------------------------------------------------------------------------------
                     10-year       10-year          10-year            10-year             10-year
                   -------------------------------------------------------------------------------------



** Not available in states where the 3-, 5-, or 7-year Standard Fixed Account
   Options are offered.

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

 I        =    the Treasury Rate for a maturity equal to the term length of the
               Market Value Adjusted Fixed Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee
               Period Account;
 J        =    the Treasury Rate for a maturity equal to the term length of the
               Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the
               case may be ("Market Value Adjustment Date").
 N        =    the number of whole and partial years from the Market Value
               Adjustment Date to the expiration of the term length of the Market Value Adjusted Fixed
               Guarantee Period Account.


Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15. If such yields cease to be available in Federal Reserve Bulletin Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                            .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires.
NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT

Purchase Payment:  $10,000 allocated to a Market Value Adjusted Fixed Guarantee Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Advisor*



   EXAMPLE 1: (ASSUMES DECLINING INTEREST
                  RATES)

Step 1: Calculate Contract Value at End of   = $10,000.00 X (1.045) TO THE
 Contract Year 3:                            POWER OF 3 = $11,411.66
Step 2: Calculate the Free Withdrawal        = .15 X $10,000 = $1500
 Amount:
Step 3: Calculate the Withdrawal Charge:     = .06 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value           I   =   4.50%
 Adjustment:                                 J   =   4.20%
                                                      730 DAYS
                                             N  =   --------   =   2
                                                      365 DAYS
                                             Market Value Adjustment Factor: .9
                                             X [I - (J + .0025)] X N
                                             = .9 X [.045 - (.042 + .0025)] X 2
                                             = .0009
                                             Market Value Adjustment = Market
                                             Value Adjustment Factor X Amount
                                             Subject To Market Value
                                             Adjustment:
                                             = .0009 X $11,411.66  = $10.27
Step 5: Calculate the amount received by      = $11,411.66 - $510 + $10.27 =
 Contract owner as a result of full          $10,911.93
 withdrawal at the end of Contract Year 3:

EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at End of Contract Year 3:        = $10,000.00 X (1.045) TO THE POWER OF 3 = $11,411.66
Step 2: Calculate The Free Withdrawal Amount:                     = .15 X $10,000 =  $1,500
Step 3: Calculate the Withdrawal Charge:                          = 0.6 X ($10,000 - $1,500) = $510
Step 4: Calculate the Market Value Adjustment:                    I   =   4.50%
                                                                  J   =   4.80%
                                                                           730 DAYS
                                                                  N  =    -----------   =   2
                                                                            365 DAYS
                                                                  Market Value Adjustment Factor: .9 X [I - (J + .0025)] X N
                                                                  = .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                                  Market Value Adjustment = Market Value Adjustment Factor X
                                                                  Amount Subject To Market Value Adjustment:
                                                                  = -.0099 X $11,411.66 = -($112.98)
Step    5: Calculate the amount received by Contract owner as a   = $11,411.66 - $510 -  $112.98 = $10,788.68
 result of full withdrawal at the end of Contract Year 3:



* These examples assume the election of the ALLSTATE ADVISOR CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under ALLSTATE ADVISOR PLUS and ALLSTATE ADVISOR PREFERRED CONTRACTS, which have different expenses and withdrawal charges.

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:


Adjusted age of Annuitant on the Payout Start                  65
Date:
-------------------------------------------------------------------------------
Sex of Annuitant:                                             male
-------------------------------------------------------------------------------
Income Plan selected:                                          1
-------------------------------------------------------------------------------
Payment frequency:                                          monthly
-------------------------------------------------------------------------------
Amount applied to variable income payments                $100,000.00
under the Income Plan:
-------------------------------------------------------------------------------





The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                                 3%
-------------------------------------------------------------------------------
Guaranteed minimum variable income   85% of the initial variable amount income
payment:                                               value
-------------------------------------------------------------------------------


STEP 1 -  CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2002


Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                         Income Benefit Amount

                                                                    -------Purchase-------------------------------5%-----------
                                                                        Payment Value                       Roll-Up Value

                               Beginning                Contract    ------------------------  Maximum    ----------------------
               Type of         Contract   Transaction  Value After  Advisor and             Anniversary  Advisor and
 Date         Occurence          Value      Amount      Occurence    Preferred      Plus       Value      Preferred     Plus

-------------------------------------------------------------------------------------------------------------------------------
1/1/03                          $55,000           _      $55,000      $50,000     $52,000     $55,000      $52,500     $54,600
         Contract Anniversary
-------------------------------------------------------------------------------------------------------------------------------
7/1/03    Partial Withdrawal    $60,000     $15,000      $45,000      $37,500     $39,000     $41,250      $40,347     $41,961
-------------------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                                Advisor and Preferred     Plus
---------------------------------------------------------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE INCOME BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                           (a)                $15,000           $15,000
---------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                              (b)                $60,000           $60,000
---------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal              (c)                $50,000           $52,000
---------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                          [(a)/(b)]*(c)           $12,500           $13,000
---------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                                $37,500           $39,000
---------------------------------------------------------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                           (a)                $15,000           $15,000
---------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                              (b)                $60,000           $60,000
---------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal              (c)                $55,000           $55,000
---------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                          [(a)/(b)]*(c)           $13,750           $13,750
---------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                                $41,250           $41,250
---------------------------------------------------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                           (a)                $15,000           $15,000
---------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                              (b)                $60,000           $60,000
---------------------------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal              (c)                $53,796           $55,948
(assumes half years worth of interest on $52,500 and $54,600, respectively)
---------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                          [(a)/(b)]*(c)           $13,599           $14,066
---------------------------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                                $40,197           $41,882
---------------------------------------------------------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

APPENDIX E
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2002


Initial Purchase Payment: $50,000 (For ALLSTATE ADVISOR PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))


                                                                         Death Benefit Amount

                                                                    -------Purchase----------------------------Enhanced--------
                                                                        Payment Value                     Beneficiary Value

                               Beginning                Contract    ------------------------  Maximum    ----------------------
               Type of         Contract   Transaction  Value After  Advisor and             Anniversary  Advisor and
 Date         Occurence          Value      Amount      Occurence    Preferred      Plus       Value      Preferred     Plus

-------------------------------------------------------------------------------------------------------------------------------
1/1/03   Contract Anniversary   $55,000           _      $55,000      $50,000     $52,000     $55,000      $52,500     $54,600
-------------------------------------------------------------------------------------------------------------------------------
7/1/03    Partial Withdrawal    $60,000     $15,000      $45,000      $35,000     $37,000     $41,250      $40,347     $41,961
-------------------------------------------------------------------------------------------------------------------------------



The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value and Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                         Advisor and
                                                          Preferred     Plus
-------------------------------------------------------------------------------
PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                                  $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to                        $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial                               $50,000     $52,000
Withdrawal
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $37,500     $39,000
-------------------------------------------------------------------------------

MAV DEATH BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                    (a)           $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to          (b)           $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial                 (c)           $55,000     $55,000
Withdrawal
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)]*(c)      $13,750     $13,750
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $41,250     $41,250
-------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION
(ANNUAL INCREASE) BENEFIT
-------------------------------------------------------------------------------
Partial Withdrawal Amount                    (a)           $15,000     $15,000
-------------------------------------------------------------------------------
Contract Value Immediately Prior to          (b)           $60,000     $60,000
Partial Withdrawal
-------------------------------------------------------------------------------
Value of Death Benefit Amount
Immediately Prior to Partial
Withdrawal (assumes half years worth
of interest on $52,500 and $54,600,          (c)           $53,796     $55,948
respectively)
-------------------------------------------------------------------------------
Withdrawal Adjustment                   [(a)/(b)]*(c)      $13,449     $13,987
-------------------------------------------------------------------------------
Adjusted Death Benefit                                     $40,347     $41,961
-------------------------------------------------------------------------------



 * For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals                     =   $0
Purchase Payments in the 12 months prior to
death                                             =    $0
                                                  =    $100,000
In-Force Premium                                       ($100,000 + $0 - $0)
                                                  =    $25,000
In-Force Earnings                                      ($125,000 - $100,000)
                                                  =    40 % * $25,000 = $10,000
EARNINGS PROTECTION DEATH BENEFIT**

Since In-Force Earnings are less than 250% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**
   If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).




EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate receives a Complete Request for Settlement will be assumed to be $114,000.

                                                      =    $5,000
Excess of Earnings Withdrawals                             ($10,000-$5,000)
Purchase Payments in the 12 months prior to death     =    $0
                                                           $95,000
In-Force Premium                                      =    ($100,000+$0-$5,000)
                                                           $19,000
In-Force Earnings                                     =    ($114,000-$95,000)
EARNINGS PROTECTION DEATH BENEFIT**                   =    40%*$19,000=$7,600


Since In-Force Earnings are less than 250% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate receives a Complete Request for Settlement.

                                                                         =    $30,000
Excess of Earnings Withdrawals                                                ($50,000-$20,000)

Purchase Payments in the 12 months prior to death                        =    $0
                                                                         =    $120,000
In-Force Premium                                                              ($110,000+$40,000-$30,000)
                                                                         =    $20,000
In-Force Earnings                                                             ($140,000-$20,000)
EARNINGS PROTECTION DEATH BENEFIT**                                      =    25%*$20,000=$5,000


In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 200% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).




EXAMPLE 4: SPOUSAL CONTINUATION:

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option but without any other option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                                         =    $0
Purchase Payments in the 12 months prior to death                      =    $0
                                                                            $100,000
In-Force Premium                                                       =    ($100,000+$0-$0)
                                                                            $50,000
In-Force Earnings                                                      =    ($150,000-$100,000)
EARNINGS PROTECTION DEATH BENEFIT**                                    =    40%*$50,000=$20,000

Contract Value                                                          =   $150,000
Death Benefit                                                          =    $160,000
Earnings Protection Death Benefit                                      =    $20,000
                                                                            $180,000
Continuing Contract Value                                              =    ($160,000+$20,000)

 Since In-Force Earnings are less than 250% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the ALLSTATE ADVISOR PLUS CONTRACT.

**If the oldest Contract Owner or Annuitant had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

         THE ALLSTATE ADVISOR VARIABLE ANNUITIES CONTRACTS

                     Statement of Additional Information dated October 14, 2002 Allstate Life Insurance Company
3100 Sanders Road
Northbrook, Illinois 60062
1-800-203-0068


This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

-  Allstate Advisor
-  Allstate Advisor Plus
-  Allstate Advisor Preferred


Not all Contracts may be available in all states or through your representative. Please check with your representative for details. This Statement of Additional Information does not constitute an offer of any Contract in such cases.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated October 14, 2002 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to all three Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.



                                TABLE OF CONTENTS



                                                                Page
Additions, Deletions or Substitutions of Investments
The Contracts
Performance Information
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Experts
Financial Statements
Appendix A                                                       A-1
Appendix B                                                       B-1
Appendix C                                                       C-1
Appendix D                                                       D-1
Appendix E                                                       E-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------


We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract
Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.



THE CONTRACTS
--------------------------------------------------------------------------------

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, L.L.C. ("Allstate Distributors"), a broker-dealer jointly owned by Allstate and Putnam Investments, serves as the principal underwriter for the Variable Account and distributes the Contracts. It is anticipated that in October of 2002, Allstate Distributors will become a wholly owned subsidiary of Allstate. Commission income of Allstate Distributors for the fiscal year ending December 31, 2001 was $80,477,971.63. Commission income of Allstate Distributors for the fiscal year ending December 31, 2000 was $84,768,610.28. Prior to May 1, 2000, ALFS, Inc., an affiliate of Allstate, served as the principal underwriter for the Variable Account. Commission income of ALFS for the fiscal year ending December 31, 2000 was $41,768,024.51. ALFS did not receive commission income for the fiscal year ending December 31, 1999. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also please note that the performance figures shown do not reflect any applicable taxes.


STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:


                  1000(1 + T)^n  = ERV

where:

T        =        average annual total return

ERV      =        ending redeemable value of a hypothetical $1,000 payment
                  (plus $40 credit thereon for Allstate Advisor Plus
                  Contracts only) made at the beginning of 1, 5, or 10 year periods or shorter period

n        =        number of years in the period

1000     =        hypothetical $1,000 investment (plus $40 credit thereon for
                  Allstate Advisor Plus Contracts only)

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring the contract maintenance charge, we pro rate the charge by dividing (a) the contract maintenance charge by (b) an assumed average contract size of $45,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

When factoring the charge for the optional Retirement Income Guarantee Option 1 or Retirement Income Guarantee Option 2,we assume that there are no additional purchase payments or withdrawals and that Income Base A applies for Option 2.


The standardized total returns for the Variable Sub-Accounts, for the periods ended December 31, 2001, are set out in Appendices A through E to this Statement of Additional Information.

The Allstate Advisor Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.



NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administrative expense charge. However, these rates of return do not reflect withdrawal charges or the contract maintenance charge. Such charges, if reflected, would reduce the performance shown. Non-standardized total returns also do not take into account the amount of any applicable Credit Enhancement under the Allstate Advisor Plus Contracts. When factoring the charge for the optional Retirement Income Guarantee Option 1 or Retirement Income Guarantee Option 2, we assume that there are no additional purchase payments or withdrawals and that Income Base A applies for Option 2.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:


        Annualized Return = (1 + r)1/n -1

        Where:
                   r = cumulative rate of return for the period shown,

            and:
                   n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.


Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.


The non-standardized total returns for the Variable Sub-Accounts, for the periods ended December 31, 2001, are set out in Appendices A through E to this Statement of Additional Information. The Allstate Advisor Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.


ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We calculate such "adjusted historical total returns" using the same method that we use to compute standardized total returns, except that instead of using the Variable Sub-Account inception dates, we use the inception dates of the underlying Portfolios and adjust such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract.

The adjusted historical total returns for the Variable Sub-Accounts, for the periods ended December 31, 2001, for each Contract are set out in Appendices A through E to this Statement of Additional Information.



CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------


The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

     (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

     (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.



CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

- multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

- dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.



GENERAL MATTERS
--------------------------------------------------------------------------------


INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.




EXPERTS
-------------------------------------------------------------------------------


The consolidated financial statements of Allstate as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedules that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP , independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements of the Variable Account as of December 31, 2001 and for the periods in the two years then ended, the consolidated financial statements of Allstate as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, the related financial statement schedules of Allstate, and the accompanying Independent Auditors' Reports appear in the pages that follow. The consolidated financial statements and schedules of Allstate included herein should be considered only as bearing upon the ability of Allstate to meet its obligations under the Contacts.



APPENDIX A

                         ALLSTATE ADVISOR CONTRACT

The Allstate Advisor Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.

The Contract charges include a maximum withdrawal charge of 7% that declines to zero after 7 years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-    1.29% (without any optional benefit riders),  or

- 1.44% with the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, or Enhanced Beneficiary Protection (Annual Increase) Option

- 1.54% with the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 1.59% with the Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 1.69% with the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 1.69% with the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 1.84% with the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 1.84% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of the oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 1.99% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of the oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date).

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.25% of the Income Base, assuming no additional purchase payments or withdrawals. Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.45% of the Income Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.


Standardized Total Returns


Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. The following Variable Sub-Accounts commenced operations on April 30, 1999: The George Putnam Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam Research, Putnam Utilities Growth and Income, Putnam Vista and Putnam Voyager. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information.



(Without any optional benefits)
                                                                                                      10 Year or Since
Variable Sub-Account                                                           1 Year       5 Year        Inception
The George Putnam Fund of Boston - Class IB                                    -6.86%         N/A            -2.11%
Global Asset Allocation - Class IB                                             -15.71%        N/A            -5.72%
Growth and Income - Class IB                                                   -13.62%        N/A            -5.90%
Health Sciences - Class IB                                                     -26.80%        N/A            3.58%
High Yield - Class IB                                                          -3.70%         N/A            -5.28%
Income - Class IB                                                              -0.10%         N/A            1.53%
International Growth - Class IB                                                -27.65%        N/A            -1.65%
Investors - Class IB                                                           -31.76%        N/A           -13.77%
Money Market - Class IB                                                        -3.53%         N/A            1.53%
New Opportunities - Class IB                                                   -37.06%        N/A           -10.84%
New Value - Class IB                                                           -4.03%         N/A            1.12%
Research - Class IB                                                            -25.90%        N/A            -6.05%
Utilities Growth and Income - Class IB                                         -29.34%        N/A            -6.50%
Vista - Class IB                                                               -40.38%        N/A            -7.03%
Voyager - Class IB                                                             -29.43%        N/A            -5.84%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase Option)

Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.01%         N/A            -2.26%
Global Asset Allocation - Class IB                                             -15.85%        N/A            -5.87%
Growth and Income - Class IB                                                   -13.76%        N/A            -6.05%
Health Sciences - Class IB                                                     -26.92%        N/A            3.42%
High Yield - Class IB                                                          -3.86%         N/A            -5.43%
Income - Class IB                                                              -0.26%         N/A            1.37%
International Growth - Class IB                                                -27.77%        N/A            -1.80%
Investors - Class IB                                                           -31.88%        N/A           -13.90%
Money Market - Class IB                                                        -3.69%         N/A            1.37%
New Opportunities - Class IB                                                   -37.16%        N/A           -10.98%
New Value - Class IB                                                           -4.18%         N/A            0.96%
Research - Class IB                                                            -26.02%        N/A            -6.20%
Utilities Growth and Income - Class IB                                         -29.45%        N/A            -6.65%
Vista - Class IB                                                               -40.48%        N/A            -7.18%
Voyager - Class IB                                                             -29.54%        N/A            -5.99%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A





(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.11%         N/A            -2.36%
Global Asset Allocation - Class IB                                             -15.94%        N/A            -5.97%
Growth and Income - Class IB                                                   -13.85%        N/A            -6.15%
Health Sciences - Class IB                                                     -27.00%        N/A            3.31%
High Yield - Class IB                                                          -3.96%         N/A            -5.54%
Income - Class IB                                                              -0.37%         N/A            1.27%
International Growth - Class IB                                                -27.85%        N/A            -1.91%
Investors - Class IB                                                           -31.95%        N/A           -14.00%
Money Market - Class IB                                                        -3.79%         N/A            1.27%
New Opportunities - Class IB                                                   -37.23%        N/A           -11.08%
New Value - Class IB                                                           -4.29%         N/A            0.86%
Research - Class IB                                                            -26.10%        N/A            -6.30%
Utilities Growth and Income - Class IB                                         -29.53%        N/A            -6.75%
Vista - Class IB                                                               -40.54%        N/A            -7.28%
Voyager - Class IB                                                             -29.62%        N/A            -6.09%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option)

Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.16%         N/A            -2.42%
Global Asset Allocation - Class IB                                             -15.98%        N/A            -6.02%
Growth and Income - Class IB                                                   -13.89%        N/A            -6.20%
Health Sciences - Class IB                                                     -27.04%        N/A            3.26%
High Yield - Class IB                                                          -4.01%         N/A            -5.58%
Income - Class IB                                                              -0.42%         N/A            1.21%
International Growth - Class IB                                                -27.89%        N/A            -1.96%
Investors - Class IB                                                           -31.99%        N/A           -14.04%
Money Market - Class IB                                                        -3.84%         N/A            1.21%
New Opportunities - Class IB                                                   -37.27%        N/A           -11.13%
New Value - Class IB                                                           -4.34%         N/A            0.80%
Research - Class IB                                                            -26.14%        N/A            -6.35%
Utilities Growth and Income - Class IB                                         -29.57%        N/A            -6.80%
Vista - Class IB                                                               -40.58%        N/A            -7.33%
Voyager - Class IB                                                             -29.66%        N/A            -6.14%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.25%         N/A            -2.52%
Global Asset Allocation - Class IB                                             -16.07%        N/A            -6.12%
Growth and Income - Class IB                                                   -13.99%        N/A            -6.30%
Health Sciences - Class IB                                                     -27.12%        N/A            3.15%
High Yield - Class IB                                                          -4.11%         N/A            -5.69%
Income - Class IB                                                              -0.53%         N/A            1.11%
International Growth - Class IB                                                -27.97%        N/A            -2.06%
Investors - Class IB                                                           -32.06%        N/A           -14.14%
Money Market - Class IB                                                        -3.95%         N/A            1.11%
New Opportunities - Class IB                                                   -37.34%        N/A           -11.22%
New Value - Class IB                                                           -4.44%         N/A            0.70%
Research - Class IB                                                            -26.22%        N/A            -6.45%
Utilities Growth and Income - Class IB                                         -29.65%        N/A            -6.90%
Vista - Class IB                                                               -40.64%        N/A            -7.42%
Voyager - Class IB                                                             -29.74%        N/A            -6.24%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.25%         N/A            -2.52%
Global Asset Allocation - Class IB                                             -16.07%        N/A            -6.12%
Growth and Income - Class IB                                                   -13.99%        N/A            -6.30%
Health Sciences - Class IB                                                     -27.12%        N/A            3.15%
High Yield - Class IB                                                          -4.11%         N/A            -5.69%
Income - Class IB                                                              -0.53%         N/A            1.11%
International Growth - Class IB                                                -27.97%        N/A            -2.06%
Investors - Class IB                                                           -32.06%        N/A           -14.14%
Money Market - Class IB                                                        -3.95%         N/A            1.11%
New Opportunities - Class IB                                                   -37.34%        N/A           -11.22%
New Value - Class IB                                                           -4.44%         N/A            0.70%
Research - Class IB                                                            -26.22%        N/A            -6.45%
Utilities Growth and Income - Class IB                                         -29.65%        N/A            -6.90%
Vista - Class IB                                                               -40.64%        N/A            -7.42%
Voyager - Class IB                                                             -29.74%        N/A            -6.24%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))


Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.40%         N/A            -2.67%
Global Asset Allocation - Class IB                                             -16.21%        N/A            -6.27%
Growth and Income - Class IB                                                   -14.13%        N/A            -6.45%
Health Sciences - Class IB                                                     -27.24%        N/A            2.99%
High Yield - Class IB                                                          -4.27%         N/A            -5.83%
Income - Class IB                                                              -0.69%         N/A            0.95%
International Growth - Class IB                                                -28.09%        N/A            -2.22%
Investors - Class IB                                                           -32.17%        N/A           -14.27%
Money Market - Class IB                                                        -4.10%         N/A            0.95%
New Opportunities - Class IB                                                   -37.44%        N/A           -11.37%
New Value - Class IB                                                           -4.59%         N/A            0.54%
Research - Class IB                                                            -26.34%        N/A            -6.60%
Utilities Growth and Income - Class IB                                         -29.76%        N/A            -7.05%
Vista - Class IB                                                               -40.74%        N/A            -7.57%
Voyager - Class IB                                                             -29.85%        N/A            -6.39%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.40%         N/A            -2.67%
Global Asset Allocation - Class IB                                             -16.21%        N/A            -6.27%
Growth and Income - Class IB                                                   -14.13%        N/A            -6.45%
Health Sciences - Class IB                                                     -27.24%        N/A            2.99%
High Yield - Class IB                                                          -4.27%         N/A            -5.83%
Income - Class IB                                                              -0.69%         N/A            0.95%
International Growth - Class IB                                                -28.09%        N/A            -2.22%
Investors - Class IB                                                           -32.17%        N/A           -14.27%
Money Market - Class IB                                                        -4.10%         N/A            0.95%
New Opportunities - Class IB                                                   -37.44%        N/A           -11.37%
New Value - Class IB                                                           -4.59%         N/A            0.54%
Research - Class IB                                                            -26.34%        N/A            -6.60%
Utilities Growth and Income - Class IB                                         -29.76%        N/A            -7.05%
Vista - Class IB                                                               -40.74%        N/A            -7.57%
Voyager - Class IB                                                             -29.85%        N/A            -6.39%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.55%         N/A            -2.83%
Global Asset Allocation - Class IB                                             -16.34%        N/A            -6.42%
Growth and Income - Class IB                                                   -14.26%        N/A            -6.60%
Health Sciences - Class IB                                                     -27.36%        N/A            2.82%
High Yield - Class IB                                                          -4.42%         N/A            -5.98%
Income - Class IB                                                              -0.85%         N/A            0.79%
International Growth - Class IB                                                -28.20%        N/A            -2.37%
Investors - Class IB                                                           -32.29%        N/A           -14.41%
Money Market - Class IB                                                        -4.25%         N/A            0.79%
New Opportunities - Class IB                                                   -37.54%        N/A           -11.51%
New Value - Class IB                                                           -4.75%         N/A            0.38%
Research - Class IB                                                            -26.46%        N/A            -6.75%
Utilities Growth and Income - Class IB                                         -29.88%        N/A            -7.20%
Vista - Class IB                                                               -40.84%        N/A            -7.72%
Voyager - Class IB                                                             -29.97%        N/A            -6.54%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A



(With Retirement Income Guarantee Rider 1)

Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.11%         N/A            -2.40%
Global Asset Allocation - Class IB                                             -15.96%        N/A            -6.00%
Growth and Income - Class IB                                                   -13.87%        N/A            -6.21%
Health Sciences - Class IB                                                     -27.05%        N/A            3.33%
High Yield - Class IB                                                          -3.95%         N/A            -5.59%
Income - Class IB                                                              -0.35%         N/A            1.24%
International Growth - Class IB                                                -27.90%        N/A            -1.89%
Investors - Class IB                                                           -32.01%        N/A           -14.05%
Money Market - Class IB                                                        -3.78%         N/A            1.25%
New Opportunities - Class IB                                                   -37.31%        N/A           -11.09%
New Value - Class IB                                                           -4.28%         N/A            0.82%
Research - Class IB                                                            -26.15%        N/A            -6.32%
Utilities Growth and Income - Class IB                                         -29.59%        N/A            -6.78%
Vista - Class IB                                                               -40.63%        N/A            -7.27%
Voyager - Class IB                                                             -29.68%        N/A            -6.09%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.26%         N/A            -2.56%
Global Asset Allocation - Class IB                                             -16.10%        N/A            -6.15%
Growth and Income - Class IB                                                   -14.01%        N/A            -6.36%
Health Sciences - Class IB                                                     -27.17%        N/A            3.16%
High Yield - Class IB                                                          -4.11%         N/A            -5.74%
Income - Class IB                                                              -0.51%         N/A            1.08%
International Growth - Class IB                                                -28.02%        N/A            -2.04%
Investors - Class IB                                                           -32.13%        N/A           -14.19%
Money Market - Class IB                                                        -3.94%         N/A            1.09%
New Opportunities - Class IB                                                   -37.41%        N/A           -11.23%
New Value - Class IB                                                           -4.43%         N/A            0.66%
Research - Class IB                                                            -26.27%        N/A            -6.47%
Utilities Growth and Income - Class IB                                         -29.70%        N/A            -6.93%
Vista - Class IB                                                               -40.73%        N/A            -7.42%
Voyager - Class IB                                                             -29.79%        N/A            -6.24%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider
Application Date) and Retirement Income Guarantee Rider 1)


Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.36%         N/A            -2.66%
Global Asset Allocation - Class IB                                             -16.19%        N/A            -6.25%
Growth and Income - Class IB                                                   -14.10%        N/A            -6.45%
Health Sciences - Class IB                                                     -27.25%        N/A            3.06%
High Yield - Class IB                                                          -4.21%         N/A            -5.84%
Income - Class IB                                                              -0.62%         N/A            0.98%
International Growth - Class IB                                                -28.10%        N/A            -2.15%
Investors - Class IB                                                           -32.20%        N/A           -14.28%
Money Market - Class IB                                                        -4.04%         N/A            0.98%
New Opportunities - Class IB                                                   -37.48%        N/A           -11.33%
New Value - Class IB                                                           -4.54%         N/A            0.56%
Research - Class IB                                                            -26.35%        N/A            -6.57%
Utilities Growth and Income - Class IB                                         -29.78%        N/A            -7.03%
Vista - Class IB                                                               -40.79%        N/A            -7.52%
Voyager - Class IB                                                             -29.87%        N/A            -6.34%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.41%         N/A            -2.71%
Global Asset Allocation - Class IB                                             -16.23%        N/A            -6.30%
Growth and Income - Class IB                                                   -14.14%        N/A            -6.50%
Health Sciences - Class IB                                                     -27.29%        N/A            3.00%
High Yield - Class IB                                                          -4.26%         N/A            -5.89%
Income - Class IB                                                              -0.67%         N/A            0.92%
International Growth - Class IB                                                -28.14%        N/A            -2.20%
Investors - Class IB                                                           -32.24%        N/A           -14.33%
Money Market - Class IB                                                        -4.09%         N/A            0.93%
New Opportunities - Class IB                                                   -37.52%        N/A           -11.38%
New Value - Class IB                                                           -4.59%         N/A            0.50%
Research - Class IB                                                            -26.39%        N/A            -6.62%
Utilities Growth and Income - Class IB                                         -29.82%        N/A            -7.08%
Vista - Class IB                                                               -40.83%        N/A            -7.57%
Voyager - Class IB                                                             -29.91%        N/A            -6.39%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.50%         N/A            -2.82%
Global Asset Allocation - Class IB                                             -16.32%        N/A            -6.40%
Growth and Income - Class IB                                                   -14.24%        N/A            -6.60%
Health Sciences - Class IB                                                     -27.37%        N/A            2.89%
High Yield - Class IB                                                          -4.36%         N/A            -5.99%
Income - Class IB                                                              -0.78%         N/A            0.82%
International Growth - Class IB                                                -28.22%        N/A            -2.30%
Investors - Class IB                                                           -32.31%        N/A           -14.42%
Money Market - Class IB                                                        -4.20%         N/A            0.82%
New Opportunities - Class IB                                                   -37.59%        N/A           -11.47%
New Value - Class IB                                                           -4.69%         N/A            0.40%
Research - Class IB                                                            -26.47%        N/A            -6.72%
Utilities Growth and Income - Class IB                                         -29.90%        N/A            -7.18%
Vista - Class IB                                                               -40.89%        N/A            -7.67%
Voyager - Class IB                                                             -29.99%        N/A            -6.49%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)


Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.50%         N/A            -2.82%
Global Asset Allocation - Class IB                                             -16.32%        N/A            -6.40%
Growth and Income - Class IB                                                   -14.24%        N/A            -6.60%
Health Sciences - Class IB                                                     -27.37%        N/A            2.89%
High Yield - Class IB                                                          -4.36%         N/A            -5.99%
Income - Class IB                                                              -0.78%         N/A            0.82%
International Growth - Class IB                                                -28.22%        N/A            -2.30%
Investors - Class IB                                                           -32.31%        N/A           -14.42%
Money Market - Class IB                                                        -4.20%         N/A            0.82%
New Opportunities - Class IB                                                   -37.59%        N/A           -11.47%
New Value - Class IB                                                           -4.69%         N/A            0.40%
Research - Class IB                                                            -26.47%        N/A            -6.72%
Utilities Growth and Income - Class IB                                         -29.90%        N/A            -7.18%
Vista - Class IB                                                               -40.89%        N/A            -7.67%
Voyager - Class IB                                                             -29.99%        N/A            -6.49%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)


Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.65%         N/A            -2.97%
Global Asset Allocation - Class IB                                             -16.46%        N/A            -6.55%
Growth and Income - Class IB                                                   -14.38%        N/A            -6.75%
Health Sciences - Class IB                                                     -27.49%        N/A            2.73%
High Yield - Class IB                                                          -4.52%         N/A            -6.14%
Income - Class IB                                                              -0.94%         N/A            0.66%
International Growth - Class IB                                                -28.34%        N/A            -2.46%
Investors - Class IB                                                           -32.42%        N/A           -14.56%
Money Market - Class IB                                                        -4.35%         N/A            0.66%
New Opportunities - Class IB                                                   -37.69%        N/A           -11.62%
New Value - Class IB                                                           -4.84%         N/A            0.24%
Research - Class IB                                                            -26.59%        N/A            -6.87%
Utilities Growth and Income - Class IB                                         -30.01%        N/A            -7.33%
Vista - Class IB                                                               -40.99%        N/A            -7.81%
Voyager - Class IB                                                             -30.10%        N/A            -6.64%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)


Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.65%         N/A            -2.97%
Global Asset Allocation - Class IB                                             -16.46%        N/A            -6.55%
Growth and Income - Class IB                                                   -14.38%        N/A            -6.75%
Health Sciences - Class IB                                                     -27.49%        N/A            2.73%
High Yield - Class IB                                                          -4.52%         N/A            -6.14%
Income - Class IB                                                              -0.94%         N/A            0.66%
International Growth - Class IB                                                -28.34%        N/A            -2.46%
Investors - Class IB                                                           -32.42%        N/A           -14.56%
Money Market - Class IB                                                        -4.35%         N/A            0.66%
New Opportunities - Class IB                                                   -37.69%        N/A           -11.62%
New Value - Class IB                                                           -4.84%         N/A            0.24%
Research - Class IB                                                            -26.59%        N/A            -6.87%
Utilities Growth and Income - Class IB                                         -30.01%        N/A            -7.33%
Vista - Class IB                                                               -40.99%        N/A            -7.81%
Voyager - Class IB                                                             -30.10%        N/A            -6.64%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)


Variable Sub-Account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.80%         N/A            -3.13%
Global Asset Allocation - Class IB                                             -16.59%        N/A            -6.70%
Growth and Income - Class IB                                                   -14.51%        N/A            -6.90%
Health Sciences - Class IB                                                     -27.61%        N/A            2.57%
High Yield - Class IB                                                          -4.67%         N/A            -6.29%
Income - Class IB                                                              -1.10%         N/A            0.50%
International Growth - Class IB                                                -28.45%        N/A            -2.61%
Investors - Class IB                                                           -32.54%        N/A           -14.70%
Money Market - Class IB                                                        -4.50%         N/A            0.51%
New Opportunities - Class IB                                                   -37.79%        N/A           -11.76%
New Value - Class IB                                                           -5.00%         N/A            0.08%
Research - Class IB                                                            -26.71%        N/A            -7.02%
Utilities Growth and Income - Class IB                                         -30.13%        N/A            -7.48%
Vista - Class IB                                                               -41.09%        N/A            -7.96%
Voyager - Class IB                                                             -30.22%        N/A            -6.79%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A



(With Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.31%         N/A            -2.64%
Global Asset Allocation - Class IB                                             -16.16%        N/A            -6.23%
Growth and Income - Class IB                                                   -14.07%        N/A            -6.45%
Health Sciences - Class IB                                                     -27.25%        N/A            3.12%
High Yield - Class IB                                                          -4.15%         N/A            -5.83%
Income - Class IB                                                              -0.55%         N/A            1.01%
International Growth - Class IB                                                -28.10%        N/A            -2.08%
Investors - Class IB                                                           -32.21%        N/A           -14.27%
Money Market - Class IB                                                        -3.98%         N/A            1.02%
New Opportunities - Class IB                                                   -37.51%        N/A           -11.29%
New Value - Class IB                                                           -4.48%         N/A            0.58%
Research - Class IB                                                            -26.35%        N/A            -6.54%
Utilities Growth and Income - Class IB                                         -29.79%        N/A            -7.01%
Vista - Class IB                                                               -40.83%        N/A            -7.46%
Voyager - Class IB                                                             -29.88%        N/A            -6.29%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.46%         N/A            -2.80%
Global Asset Allocation - Class IB                                             -16.30%        N/A            -6.38%
Growth and Income - Class IB                                                   -14.21%        N/A            -6.60%
Health Sciences - Class IB                                                     -27.37%        N/A            2.96%
High Yield - Class IB                                                          -4.31%         N/A            -5.98%
Income - Class IB                                                              -0.71%         N/A            0.85%
International Growth - Class IB                                                -28.22%        N/A            -2.24%
Investors - Class IB                                                           -32.33%        N/A           -14.41%
Money Market - Class IB                                                        -4.14%         N/A            0.86%
New Opportunities - Class IB                                                   -37.61%        N/A           -11.43%
New Value - Class IB                                                           -4.63%         N/A            0.42%
Research - Class IB                                                            -26.47%        N/A            -6.69%
Utilities Growth and Income - Class IB                                         -29.90%        N/A            -7.16%
Vista - Class IB                                                               -40.93%        N/A            -7.61%
Voyager - Class IB                                                             -29.99%        N/A            -6.44%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider
Application Date) and Retirement Income Guarantee Rider 2)


Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.56%         N/A            -2.90%
Global Asset Allocation - Class IB                                             -16.39%        N/A            -6.48%
Growth and Income - Class IB                                                   -14.30%        N/A            -6.70%
Health Sciences - Class IB                                                     -27.45%        N/A            2.85%
High Yield - Class IB                                                          -4.41%         N/A            -6.08%
Income - Class IB                                                              -0.82%         N/A            0.74%
International Growth - Class IB                                                -28.30%        N/A            -2.34%
Investors - Class IB                                                           -32.40%        N/A           -14.51%
Money Market - Class IB                                                        -4.24%         N/A            0.76%
New Opportunities - Class IB                                                   -37.68%        N/A           -11.53%
New Value - Class IB                                                           -4.74%         N/A            0.32%
Research - Class IB                                                            -26.55%        N/A            -6.79%
Utilities Growth and Income - Class IB                                         -29.98%        N/A            -7.26%
Vista - Class IB                                                               -40.99%        N/A            -7.71%
Voyager - Class IB                                                             -30.07%        N/A            -6.54%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A




(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.61%         N/A            -2.95%
Global Asset Allocation - Class IB                                             -16.43%        N/A            -6.53%
Growth and Income - Class IB                                                   -14.34%        N/A            -6.75%
Health Sciences - Class IB                                                     -27.49%        N/A            2.80%
High Yield - Class IB                                                          -4.46%         N/A            -6.13%
Income - Class IB                                                              -0.87%         N/A            0.69%
International Growth - Class IB                                                -28.34%        N/A            -2.39%
Investors - Class IB                                                           -32.44%        N/A           -14.55%
Money Market - Class IB                                                        -4.29%         N/A            0.70%
New Opportunities - Class IB                                                   -37.72%        N/A           -11.58%
New Value - Class IB                                                           -4.79%         N/A            0.26%
Research - Class IB                                                            -26.59%        N/A            -6.84%
Utilities Growth and Income - Class IB                                         -30.02%        N/A            -7.30%
Vista - Class IB                                                               -41.03%        N/A            -7.76%
Voyager - Class IB                                                             -30.11%        N/A            -6.59%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A





(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)


Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.70%         N/A            -3.06%
Global Asset Allocation - Class IB                                             -16.52%        N/A            -6.63%
Growth and Income - Class IB                                                   -14.44%        N/A            -6.85%
Health Sciences - Class IB                                                     -27.57%        N/A            2.69%
High Yield - Class IB                                                          -4.56%         N/A            -6.23%
Income - Class IB                                                              -0.98%         N/A            0.58%
International Growth - Class IB                                                -28.42%        N/A            -2.50%
Investors - Class IB                                                           -32.51%        N/A           -14.65%
Money Market - Class IB                                                        -4.40%         N/A            0.60%
New Opportunities - Class IB                                                   -37.79%        N/A           -11.67%
New Value - Class IB                                                           -4.89%         N/A            0.16%
Research - Class IB                                                            -26.67%        N/A            -6.94%
Utilities Growth and Income - Class IB                                         -30.10%        N/A            -7.40%
Vista - Class IB                                                               -41.09%        N/A            -7.86%
Voyager - Class IB                                                             -30.19%        N/A            -6.69%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A





(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                          1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.70%         N/A            -3.06%
Global Asset Allocation - Class IB                                             -16.52%        N/A            -6.63%
Growth and Income - Class IB                                                   -14.44%        N/A            -6.85%
Health Sciences - Class IB                                                     -27.57%        N/A            2.69%
High Yield - Class IB                                                          -4.56%         N/A            -6.23%
Income - Class IB                                                              -0.98%         N/A            0.58%
International Growth - Class IB                                                -28.42%        N/A            -2.50%
Investors - Class IB                                                           -32.51%        N/A           -14.65%
Money Market - Class IB                                                        -4.40%         N/A            0.60%
New Opportunities - Class IB                                                   -37.79%        N/A           -11.67%
New Value - Class IB                                                           -4.89%         N/A            0.16%
Research - Class IB                                                            -26.67%        N/A            -6.94%
Utilities Growth and Income - Class IB                                         -30.10%        N/A            -7.40%
Vista - Class IB                                                               -41.09%        N/A            -7.86%
Voyager - Class IB                                                             -30.19%        N/A            -6.69%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A





(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)


Variable Sub-account                                                          1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.85%         N/A            -3.21%
Global Asset Allocation - Class IB                                             -16.66%        N/A            -6.78%
Growth and Income - Class IB                                                   -14.58%        N/A            -7.00%
Health Sciences - Class IB                                                     -27.69%        N/A            2.53%
High Yield - Class IB                                                          -4.72%         N/A            -6.38%
Income - Class IB                                                              -1.14%         N/A            0.42%
International Growth - Class IB                                                -28.54%        N/A            -2.65%
Investors - Class IB                                                           -32.62%        N/A           -14.78%
Money Market - Class IB                                                        -4.55%         N/A            0.44%
New Opportunities - Class IB                                                   -37.89%        N/A           -11.82%
New Value - Class IB                                                           -5.04%         N/A            0.00%
Research - Class IB                                                            -26.79%        N/A            -7.09%
Utilities Growth and Income - Class IB                                         -30.21%        N/A            -7.55%
Vista - Class IB                                                               -41.19%        N/A            -8.01%
Voyager - Class IB                                                             -30.30%        N/A            -6.84%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A





(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.85%         N/A            -3.21%
Global Asset Allocation - Class IB                                             -16.66%        N/A            -6.78%
Growth and Income - Class IB                                                   -14.58%        N/A            -7.00%
Health Sciences - Class IB                                                     -27.69%        N/A            2.53%
High Yield - Class IB                                                          -4.72%         N/A            -6.38%
Income - Class IB                                                              -1.14%         N/A            0.42%
International Growth - Class IB                                                -28.54%        N/A            -2.65%
Investors - Class IB                                                           -32.62%        N/A           -14.78%
Money Market - Class IB                                                        -4.55%         N/A            0.44%
New Opportunities - Class IB                                                   -37.89%        N/A           -11.82%
New Value - Class IB                                                           -5.04%         N/A            0.00%
Research - Class IB                                                            -26.79%        N/A            -7.09%
Utilities Growth and Income - Class IB                                         -30.21%        N/A            -7.55%
Vista - Class IB                                                               -41.19%        N/A            -8.01%
Voyager - Class IB                                                             -30.30%        N/A            -6.84%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A




(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                          1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -8.00%         N/A            -3.37%
Global Asset Allocation - Class IB                                             -16.79%        N/A            -6.93%
Growth and Income - Class IB                                                   -14.71%        N/A            -7.15%
Health Sciences - Class IB                                                     -27.81%        N/A            2.36%
High Yield - Class IB                                                          -4.87%         N/A            -6.53%
Income - Class IB                                                              -1.30%         N/A            0.26%
International Growth - Class IB                                                -28.65%        N/A            -2.81%
Investors - Class IB                                                           -32.74%        N/A           -14.92%
Money Market - Class IB                                                        -4.70%         N/A            0.28%
New Opportunities - Class IB                                                   -37.99%        N/A           -11.96%
New Value - Class IB                                                           -5.20%         N/A            -0.16%
Research - Class IB                                                            -26.91%        N/A            -7.23%
Utilities Growth and Income - Class IB                                         -30.33%        N/A            -7.70%
Vista - Class IB                                                               -41.29%        N/A            -8.16%
Voyager - Class IB                                                             -30.42%        N/A            -6.99%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


Non-Standardized Total Returns

Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since its  inception  through  December  31,  2001.  The  following
Variable Sub-Accounts  commenced operations on April 30, 1999: The George Putnam
Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam
Health Sciences,  Putnam High Yield, Putnam Income, Putnam International Growth,
Putnam  Investors,  Putnam Money Market,  Putnam New  Opportunities,  Putnam New
Value,  Putnam Research,  Putnam  Utilities Growth and Income,  Putnam Vista and
Putnam Voyager. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information. The non-standardized total returns shown below do not reflect withdrawal charges or the $30 annual contract maintenance charge.

(Without any optional benefits)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -0.84%         N/A            -0.09%
Global Asset Allocation - Class IB                                             -9.69%         N/A            -3.58%
Growth and Income - Class IB                                                   -7.60%         N/A            -3.75%
Health Sciences - Class IB                                                     -20.79%        N/A             5.42%
High Yield - Class IB                                                           2.31%         N/A            -3.16%
Income - Class IB                                                               5.91%         N/A             3.44%
International Growth - Class IB                                                -21.64%        N/A             0.34%
Investors - Class IB                                                           -25.75%        N/A            -11.31%
Money Market - Class IB                                                         2.48%         N/A             3.44%
New Opportunities - Class IB                                                   -31.04%        N/A            -8.52%
New Value - Class IB                                                            1.99%         N/A             3.04%
Research - Class IB                                                            -19.88%        N/A            -3.91%
Utilities Growth and Income - Class IB                                         -23.32%        N/A            -4.34%
Vista - Class IB                                                               -34.36%        N/A            -4.85%
Voyager - Class IB                                                             -23.41%        N/A            -3.71%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                          1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -0.99%         N/A            -0.24%
Global Asset Allocation - Class IB                                             -9.83%         N/A            -3.72%
Growth and Income - Class IB                                                   -7.74%         N/A            -3.90%
Health Sciences - Class IB                                                     -20.91%        N/A             5.26%
High Yield - Class IB                                                           2.16%         N/A            -3.30%
Income - Class IB                                                               5.75%         N/A             3.28%
International Growth - Class IB                                                -21.75%        N/A             0.19%
Investors - Class IB                                                           -25.86%        N/A            -11.44%
Money Market - Class IB                                                         2.33%         N/A             3.28%
New Opportunities - Class IB                                                   -31.15%        N/A            -8.65%
New Value - Class IB                                                            1.83%         N/A             2.89%
Research - Class IB                                                            -20.00%        N/A            -4.05%
Utilities Growth and Income - Class IB                                         -23.44%        N/A            -4.48%
Vista - Class IB                                                               -34.46%        N/A            -5.00%
Voyager - Class IB                                                             -23.53%        N/A            -3.85%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                          1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.09%         N/A            -0.34%
Global Asset Allocation - Class IB                                             -9.92%         N/A            -3.82%
Growth and Income - Class IB                                                   -7.83%         N/A            -3.99%
Health Sciences - Class IB                                                     -20.99%        N/A             5.16%
High Yield - Class IB                                                           2.06%         N/A            -3.40%
Income - Class IB                                                               5.65%         N/A             3.18%
International Growth - Class IB                                                -21.83%        N/A             0.09%
Investors - Class IB                                                           -25.93%        N/A            -11.53%
Money Market - Class IB                                                         2.22%         N/A             3.18%
New Opportunities - Class IB                                                   -31.21%        N/A            -8.74%
New Value - Class IB                                                            1.73%         N/A             2.79%
Research - Class IB                                                            -20.08%        N/A            -4.14%
Utilities Growth and Income - Class IB                                         -23.52%        N/A            -4.58%
Vista - Class IB                                                               -34.53%        N/A            -5.09%
Voyager - Class IB                                                             -23.60%        N/A            -3.95%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.14%         N/A            -0.38%
Global Asset Allocation - Class IB                                             -9.96%         N/A            -3.87%
Growth and Income - Class IB                                                   -7.88%         N/A            -4.04%
Health Sciences - Class IB                                                     -21.03%        N/A             5.10%
High Yield - Class IB                                                           2.01%         N/A            -3.45%
Income - Class IB                                                               5.60%         N/A             3.13%
International Growth - Class IB                                                -21.87%        N/A             0.04%
Investors - Class IB                                                           -25.97%        N/A            -11.57%
Money Market - Class IB                                                         2.17%         N/A             3.13%
New Opportunities - Class IB                                                   -31.25%        N/A            -8.79%
New Value - Class IB                                                            1.68%         N/A             2.73%
Research - Class IB                                                            -20.12%        N/A            -4.19%
Utilities Growth and Income - Class IB                                         -23.55%        N/A            -4.62%
Vista - Class IB                                                               -34.56%        N/A            -5.14%
Voyager - Class IB                                                             -23.64%        N/A            -4.00%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.24%         N/A            -0.48%
Global Asset Allocation - Class IB                                             -10.05%        N/A            -3.96%
Growth and Income - Class IB                                                   -7.97%         N/A            -4.14%
Health Sciences - Class IB                                                     -21.11%        N/A             5.00%
High Yield - Class IB                                                           1.90%         N/A            -3.54%
Income - Class IB                                                               5.49%         N/A             3.03%
International Growth - Class IB                                                -21.95%        N/A            -0.06%
Investors - Class IB                                                           -26.05%        N/A            -11.66%
Money Market - Class IB                                                         2.07%         N/A             3.02%
New Opportunities - Class IB                                                   -31.32%        N/A            -8.88%
New Value - Class IB                                                            1.58%         N/A             2.63%
Research - Class IB                                                            -20.20%        N/A            -4.29%
Utilities Growth and Income - Class IB                                         -23.63%        N/A            -4.72%
Vista - Class IB                                                               -34.63%        N/A            -5.23%
Voyager - Class IB                                                             -23.72%        N/A            -4.09%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                          1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.24%         N/A            -0.48%
Global Asset Allocation - Class IB                                             -10.05%        N/A            -3.96%
Growth and Income - Class IB                                                   -7.97%         N/A            -4.14%
Health Sciences - Class IB                                                     -21.11%        N/A             5.00%
High Yield - Class IB                                                           1.90%         N/A            -3.54%
Income - Class IB                                                               5.49%         N/A             3.03%
International Growth - Class IB                                                -21.95%        N/A            -0.06%
Investors - Class IB                                                           -26.05%        N/A            -11.66%
Money Market - Class IB                                                         2.07%         N/A             3.02%
New Opportunities - Class IB                                                   -31.32%        N/A            -8.88%
New Value - Class IB                                                            1.58%         N/A             2.63%
Research - Class IB                                                            -20.20%        N/A            -4.29%
Utilities Growth and Income - Class IB                                         -23.63%        N/A            -4.72%
Vista - Class IB                                                               -34.63%        N/A            -5.23%
Voyager - Class IB                                                             -23.72%        N/A            -4.09%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.39%         N/A            -0.63%
Global Asset Allocation - Class IB                                             -10.19%        N/A            -4.11%
Growth and Income - Class IB                                                   -8.11%         N/A            -4.28%
Health Sciences - Class IB                                                     -21.23%        N/A             4.84%
High Yield - Class IB                                                           1.75%         N/A            -3.69%
Income - Class IB                                                               5.33%         N/A             2.87%
International Growth - Class IB                                                -22.07%        N/A            -0.21%
Investors - Class IB                                                           -26.16%        N/A            -11.79%
Money Market - Class IB                                                         1.92%         N/A             2.87%
New Opportunities - Class IB                                                   -31.42%        N/A            -9.02%
New Value - Class IB                                                            1.42%         N/A             2.48%
Research - Class IB                                                            -20.32%        N/A            -4.43%
Utilities Growth and Income - Class IB                                         -23.75%        N/A            -4.86%
Vista - Class IB                                                               -34.72%        N/A            -5.38%
Voyager - Class IB                                                             -23.83%        N/A            -4.24%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.39%         N/A            -0.63%
Global Asset Allocation - Class IB                                             -10.19%        N/A            -4.11%
Growth and Income - Class IB                                                   -8.11%         N/A            -4.28%
Health Sciences - Class IB                                                     -21.23%        N/A             4.84%
High Yield - Class IB                                                           1.75%         N/A            -3.69%
Income - Class IB                                                               5.33%         N/A             2.87%
International Growth - Class IB                                                -22.07%        N/A            -0.21%
Investors - Class IB                                                           -26.16%        N/A            -11.79%
Money Market - Class IB                                                         1.92%         N/A             2.87%
New Opportunities - Class IB                                                   -31.42%        N/A            -9.02%
New Value - Class IB                                                            1.42%         N/A             2.48%
Research - Class IB                                                            -20.32%        N/A            -4.43%
Utilities Growth and Income - Class IB                                         -23.75%        N/A            -4.86%
Vista - Class IB                                                               -34.72%        N/A            -5.38%
Voyager - Class IB                                                             -23.83%        N/A            -4.24%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A




(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.54%         N/A            -0.78%
Global Asset Allocation - Class IB                                             -10.33%        N/A            -4.25%
Growth and Income - Class IB                                                   -8.25%         N/A            -4.42%
Health Sciences - Class IB                                                     -21.34%        N/A             4.68%
High Yield - Class IB                                                           1.60%         N/A            -3.83%
Income - Class IB                                                               5.17%         N/A             2.72%
International Growth - Class IB                                                -22.19%        N/A            -0.36%
Investors - Class IB                                                           -26.27%        N/A            -11.92%
Money Market - Class IB                                                         1.76%         N/A             2.72%
New Opportunities - Class IB                                                   -31.53%        N/A            -9.15%
New Value - Class IB                                                            1.27%         N/A             2.32%
Research - Class IB                                                            -20.44%        N/A            -4.57%
Utilities Growth and Income - Class IB                                         -23.86%        N/A            -5.00%
Vista - Class IB                                                               -34.82%        N/A            -5.52%
Voyager - Class IB                                                             -23.95%        N/A            -4.38%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A



(With Retirement Income Guarantee Rider 1)

Variable Sub-account                                                          1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.09%         N/A            -0.37%
Global Asset Allocation - Class IB                                             -9.94%         N/A            -3.85%
Growth and Income - Class IB                                                   -7.85%         N/A            -4.04%
Health Sciences - Class IB                                                     -21.04%        N/A             5.17%
High Yield - Class IB                                                           2.06%         N/A            -3.45%
Income - Class IB                                                               5.66%         N/A             3.16%
International Growth - Class IB                                                -21.89%        N/A             0.11%
Investors - Class IB                                                           -26.00%        N/A            -11.57%
Money Market - Class IB                                                         2.23%         N/A             3.16%
New Opportunities - Class IB                                                   -31.29%        N/A            -8.75%
New Value - Class IB                                                            1.74%         N/A             2.75%
Research - Class IB                                                            -20.13%        N/A            -4.16%
Utilities Growth and Income - Class IB                                         -23.57%        N/A            -4.61%
Vista - Class IB                                                               -34.61%        N/A            -5.09%
Voyager - Class IB                                                             -23.66%        N/A            -3.95%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


Variable Sub-account                                                          1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.24%         N/A            -0.52%
Global Asset Allocation - Class IB                                             -10.08%        N/A            -4.00%
Growth and Income - Class IB                                                   -7.99%         N/A            -4.19%
Health Sciences - Class IB                                                     -21.16%        N/A             5.01%
High Yield - Class IB                                                           1.91%         N/A            -3.59%
Income - Class IB                                                               5.50%         N/A             3.00%
International Growth - Class IB                                                -22.00%        N/A            -0.04%
Investors - Class IB                                                           -26.11%        N/A            -11.71%
Money Market - Class IB                                                         2.08%         N/A             3.01%
New Opportunities - Class IB                                                   -31.40%        N/A            -8.89%
New Value - Class IB                                                            1.58%         N/A             2.60%
Research - Class IB                                                            -20.25%        N/A            -4.31%
Utilities Growth and Income - Class IB                                         -23.69%        N/A            -4.75%
Vista - Class IB                                                               -34.71%        N/A            -5.23%
Voyager - Class IB                                                             -23.78%        N/A            -4.09%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.34%         N/A            -0.62%
Global Asset Allocation - Class IB                                             -10.17%        N/A            -4.09%
Growth and Income - Class IB                                                   -8.08%         N/A            -4.28%
Health Sciences - Class IB                                                     -21.24%        N/A             4.91%
High Yield - Class IB                                                           1.81%         N/A            -3.69%
Income - Class IB                                                               5.40%         N/A             2.90%
International Growth - Class IB                                                -22.08%        N/A            -0.14%
Investors - Class IB                                                           -26.18%        N/A            -11.80%
Money Market - Class IB                                                         1.97%         N/A             2.90%
New Opportunities - Class IB                                                   -31.46%        N/A            -8.98%
New Value - Class IB                                                            1.48%         N/A             2.50%
Research - Class IB                                                            -20.33%        N/A            -4.40%
Utilities Growth and Income - Class IB                                         -23.77%        N/A            -4.84%
Vista - Class IB                                                               -34.78%        N/A            -5.32%
Voyager - Class IB                                                             -23.85%        N/A            -4.19%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.39%         N/A            -0.67%
Global Asset Allocation - Class IB                                             -10.21%        N/A            -4.14%
Growth and Income - Class IB                                                   -8.13%         N/A            -4.33%
Health Sciences - Class IB                                                     -21.28%        N/A             4.86%
High Yield - Class IB                                                           1.76%         N/A            -3.74%
Income - Class IB                                                               5.35%         N/A             2.85%
International Growth - Class IB                                                -22.12%        N/A            -0.19%
Investors - Class IB                                                           -26.22%        N/A            -11.84%
Money Market - Class IB                                                         1.92%         N/A             2.85%
New Opportunities - Class IB                                                   -31.50%        N/A            -9.03%
New Value - Class IB                                                            1.43%         N/A             2.44%
Research - Class IB                                                            -20.37%        N/A            -4.45%
Utilities Growth and Income - Class IB                                         -23.80%        N/A            -4.89%
Vista - Class IB                                                               -34.81%        N/A            -5.37%
Voyager - Class IB                                                             -23.89%        N/A            -4.24%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.49%         N/A            -0.77%
Global Asset Allocation - Class IB                                             -10.30%        N/A            -4.24%
Growth and Income - Class IB                                                   -8.22%         N/A            -4.43%
Health Sciences - Class IB                                                     -21.36%        N/A             4.75%
High Yield - Class IB                                                           1.65%         N/A            -3.83%
Income - Class IB                                                               5.24%         N/A             2.74%
International Growth - Class IB                                                -22.20%        N/A            -0.29%
Investors - Class IB                                                           -26.30%        N/A            -11.93%
Money Market - Class IB                                                         1.82%         N/A             2.75%
New Opportunities - Class IB                                                   -31.57%        N/A            -9.12%
New Value - Class IB                                                            1.33%         N/A             2.34%
Research - Class IB                                                            -20.45%        N/A            -4.55%
Utilities Growth and Income - Class IB                                         -23.88%        N/A            -4.99%
Vista - Class IB                                                               -34.88%        N/A            -5.47%
Voyager - Class IB                                                             -23.97%        N/A            -4.33%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.49%         N/A            -0.77%
Global Asset Allocation - Class IB                                             -10.30%        N/A            -4.24%
Growth and Income - Class IB                                                   -8.22%         N/A            -4.43%
Health Sciences - Class IB                                                     -21.36%        N/A             4.75%
High Yield - Class IB                                                           1.65%         N/A            -3.83%
Income - Class IB                                                               5.24%         N/A             2.74%
International Growth - Class IB                                                -22.20%        N/A            -0.29%
Investors - Class IB                                                           -26.30%        N/A            -11.93%
Money Market - Class IB                                                         1.82%         N/A             2.75%
New Opportunities - Class IB                                                   -31.57%        N/A            -9.12%
New Value - Class IB                                                            1.33%         N/A             2.34%
Research - Class IB                                                            -20.45%        N/A            -4.55%
Utilities Growth and Income - Class IB                                         -23.88%        N/A            -4.99%
Vista - Class IB                                                               -34.88%        N/A            -5.47%
Voyager - Class IB                                                             -23.97%        N/A            -4.33%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A



(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.64%         N/A            -0.92%
Global Asset Allocation - Class IB                                             -10.44%        N/A            -4.38%
Growth and Income - Class IB                                                   -8.36%         N/A            -4.57%
Health Sciences - Class IB                                                     -21.48%        N/A             4.59%
High Yield - Class IB                                                           1.50%         N/A            -3.98%
Income - Class IB                                                               5.08%         N/A             2.59%
International Growth - Class IB                                                -22.32%        N/A            -0.44%
Investors - Class IB                                                           -26.41%        N/A            -12.06%
Money Market - Class IB                                                         1.67%         N/A             2.60%
New Opportunities - Class IB                                                   -31.67%        N/A            -9.26%
New Value - Class IB                                                            1.17%         N/A             2.19%
Research - Class IB                                                            -20.57%        N/A            -4.69%
Utilities Growth and Income - Class IB                                         -24.00%        N/A            -5.13%
Vista - Class IB                                                               -34.97%        N/A            -5.61%
Voyager - Class IB                                                             -24.08%        N/A            -4.48%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.64%         N/A            -0.92%
Global Asset Allocation - Class IB                                             -10.44%        N/A            -4.38%
Growth and Income - Class IB                                                   -8.36%         N/A            -4.57%
Health Sciences - Class IB                                                     -21.48%        N/A             4.59%
High Yield - Class IB                                                           1.50%         N/A            -3.98%
Income - Class IB                                                               5.08%         N/A             2.59%
International Growth - Class IB                                                -22.32%        N/A            -0.44%
Investors - Class IB                                                           -26.41%        N/A            -12.06%
Money Market - Class IB                                                         1.67%         N/A             2.60%
New Opportunities - Class IB                                                   -31.67%        N/A            -9.26%
New Value - Class IB                                                            1.17%         N/A             2.19%
Research - Class IB                                                            -20.57%        N/A            -4.69%
Utilities Growth and Income - Class IB                                         -24.00%        N/A            -5.13%
Vista - Class IB                                                               -34.97%        N/A            -5.61%
Voyager - Class IB                                                             -24.08%        N/A            -4.48%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.79%         N/A            -1.07%
Global Asset Allocation - Class IB                                             -10.58%        N/A            -4.53%
Growth and Income - Class IB                                                   -8.50%         N/A            -4.72%
Health Sciences - Class IB                                                     -21.59%        N/A             4.44%
High Yield - Class IB                                                           1.35%         N/A            -4.12%
Income - Class IB                                                               4.92%         N/A             2.44%
International Growth - Class IB                                                -22.44%        N/A            -0.59%
Investors - Class IB                                                           -26.52%        N/A            -12.19%
Money Market - Class IB                                                         1.51%         N/A             2.44%
New Opportunities - Class IB                                                   -31.78%        N/A            -9.39%
New Value - Class IB                                                            1.02%         N/A             2.03%
Research - Class IB                                                            -20.69%        N/A            -4.83%
Utilities Growth and Income - Class IB                                         -24.11%        N/A            -5.27%
Vista - Class IB                                                               -35.07%        N/A            -5.75%
Voyager - Class IB                                                             -24.20%        N/A            -4.62%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With Retirement Income Guarantee Rider 2)


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.29%         N/A            -0.60%
Global Asset Allocation - Class IB                                             -10.14%        N/A            -4.07%
Growth and Income - Class IB                                                   -8.05%         N/A            -4.28%
Health Sciences - Class IB                                                     -21.24%        N/A             4.97%
High Yield - Class IB                                                           1.86%         N/A            -3.68%
Income - Class IB                                                               5.46%         N/A             2.93%
International Growth - Class IB                                                -22.09%        N/A            -0.08%
Investors - Class IB                                                           -26.20%        N/A            -11.79%
Money Market - Class IB                                                         2.03%         N/A             2.94%
New Opportunities - Class IB                                                   -31.49%        N/A            -8.95%
New Value - Class IB                                                            1.54%         N/A             2.52%
Research - Class IB                                                            -20.33%        N/A            -4.37%
Utilities Growth and Income - Class IB                                         -23.77%        N/A            -4.82%
Vista - Class IB                                                               -34.81%        N/A            -5.27%
Voyager - Class IB                                                             -23.86%        N/A            -4.14%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.44%         N/A            -0.75%
Global Asset Allocation - Class IB                                             -10.28%        N/A            -4.22%
Growth and Income - Class IB                                                   -8.19%         N/A            -4.42%
Health Sciences - Class IB                                                     -21.36%        N/A             4.82%
High Yield - Class IB                                                           1.71%         N/A            -3.83%
Income - Class IB                                                               5.30%         N/A             2.78%
International Growth - Class IB                                                -22.20%        N/A            -0.23%
Investors - Class IB                                                           -26.31%        N/A            -11.92%
Money Market - Class IB                                                         1.88%         N/A             2.79%
New Opportunities - Class IB                                                   -31.60%        N/A            -9.08%
New Value - Class IB                                                            1.38%         N/A             2.37%
Research - Class IB                                                            -20.45%        N/A            -4.51%
Utilities Growth and Income - Class IB                                         -23.89%        N/A            -4.96%
Vista - Class IB                                                               -34.91%        N/A            -5.42%
Voyager - Class IB                                                             -23.98%        N/A            -4.28%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.54%         N/A            -0.85%
Global Asset Allocation - Class IB                                             -10.37%        N/A            -4.31%
Growth and Income - Class IB                                                   -8.28%         N/A            -4.52%
Health Sciences - Class IB                                                     -21.44%        N/A             4.71%
High Yield - Class IB                                                           1.61%         N/A            -3.92%
Income - Class IB                                                               5.20%         N/A             2.67%
International Growth - Class IB                                                -22.28%        N/A            -0.33%
Investors - Class IB                                                           -26.38%        N/A            -12.01%
Money Market - Class IB                                                         1.77%         N/A             2.68%
New Opportunities - Class IB                                                   -31.66%        N/A            -9.17%
New Value - Class IB                                                            1.28%         N/A             2.26%
Research - Class IB                                                            -20.53%        N/A            -4.61%
Utilities Growth and Income - Class IB                                         -23.97%        N/A            -5.06%
Vista - Class IB                                                               -34.98%        N/A            -5.51%
Voyager - Class IB                                                             -24.05%        N/A            -4.38%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.59%         N/A            -0.90%
Global Asset Allocation - Class IB                                             -10.41%        N/A            -4.36%
Growth and Income - Class IB                                                   -8.33%         N/A            -4.57%
Health Sciences - Class IB                                                     -21.48%        N/A             4.66%
High Yield - Class IB                                                           1.56%         N/A            -3.97%
Income - Class IB                                                               5.15%         N/A             2.62%
International Growth - Class IB                                                -22.32%        N/A            -0.38%
Investors - Class IB                                                           -26.42%        N/A            -12.06%
Money Market - Class IB                                                         1.72%         N/A             2.63%
New Opportunities - Class IB                                                   -31.70%        N/A            -9.22%
New Value - Class IB                                                            1.23%         N/A             2.21%
Research - Class IB                                                            -20.57%        N/A            -4.66%
Utilities Growth and Income - Class IB                                         -24.00%        N/A            -5.11%
Vista - Class IB                                                               -35.01%        N/A            -5.56%
Voyager - Class IB                                                             -24.09%        N/A            -4.43%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.69%         N/A            -1.00%
Global Asset Allocation - Class IB                                             -10.50%        N/A            -4.46%
Growth and Income - Class IB                                                   -8.42%         N/A            -4.66%
Health Sciences - Class IB                                                     -21.56%        N/A             4.55%
High Yield - Class IB                                                           1.45%         N/A            -4.07%
Income - Class IB                                                               5.04%         N/A             2.52%
International Growth - Class IB                                                -22.40%        N/A            -0.48%
Investors - Class IB                                                           -26.50%        N/A            -12.14%
Money Market - Class IB                                                         1.62%         N/A             2.53%
New Opportunities - Class IB                                                   -31.77%        N/A            -9.31%
New Value - Class IB                                                            1.13%         N/A             2.11%
Research - Class IB                                                            -20.65%        N/A            -4.76%
Utilities Growth and Income - Class IB                                         -24.08%        N/A            -5.20%
Vista - Class IB                                                               -35.08%        N/A            -5.65%
Voyager - Class IB                                                             -24.17%        N/A            -4.53%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.69%         N/A            -1.00%
Global Asset Allocation - Class IB                                             -10.50%        N/A            -4.46%
Growth and Income - Class IB                                                   -8.42%         N/A            -4.66%
Health Sciences - Class IB                                                     -21.56%        N/A             4.55%
High Yield - Class IB                                                           1.45%         N/A            -4.07%
Income - Class IB                                                               5.04%         N/A             2.52%
International Growth - Class IB                                                -22.40%        N/A            -0.48%
Investors - Class IB                                                           -26.50%        N/A            -12.14%
Money Market - Class IB                                                         1.62%         N/A             2.53%
New Opportunities - Class IB                                                   -31.77%        N/A            -9.31%
New Value - Class IB                                                            1.13%         N/A             2.11%
Research - Class IB                                                            -20.65%        N/A            -4.76%
Utilities Growth and Income - Class IB                                         -24.08%        N/A            -5.20%
Vista - Class IB                                                               -35.08%        N/A            -5.65%
Voyager - Class IB                                                             -24.17%        N/A            -4.53%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.84%         N/A            -1.15%
Global Asset Allocation - Class IB                                             -10.64%        N/A            -4.60%
Growth and Income - Class IB                                                   -8.56%         N/A            -4.81%
Health Sciences - Class IB                                                     -21.68%        N/A             4.39%
High Yield - Class IB                                                           1.30%         N/A            -4.21%
Income - Class IB                                                               4.88%         N/A             2.36%
International Growth - Class IB                                                -22.52%        N/A            -0.63%
Investors - Class IB                                                           -26.61%        N/A            -12.28%
Money Market - Class IB                                                         1.47%         N/A             2.37%
New Opportunities - Class IB                                                   -31.87%        N/A            -9.45%
New Value - Class IB                                                            0.97%         N/A             1.95%
Research - Class IB                                                            -20.77%        N/A            -4.90%
Utilities Growth and Income - Class IB                                         -24.20%        N/A            -5.35%
Vista - Class IB                                                               -35.17%        N/A            -5.80%
Voyager - Class IB                                                             -24.28%        N/A            -4.67%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.84%         N/A            -1.15%
Global Asset Allocation - Class IB                                             -10.64%        N/A            -4.60%
Growth and Income - Class IB                                                   -8.56%         N/A            -4.81%
Health Sciences - Class IB                                                     -21.68%        N/A             4.39%
High Yield - Class IB                                                           1.30%         N/A            -4.21%
Income - Class IB                                                               4.88%         N/A             2.36%
International Growth - Class IB                                                -22.52%        N/A            -0.63%
Investors - Class IB                                                           -26.61%        N/A            -12.28%
Money Market - Class IB                                                         1.47%         N/A             2.37%
New Opportunities - Class IB                                                   -31.87%        N/A            -9.45%
New Value - Class IB                                                            0.97%         N/A             1.95%
Research - Class IB                                                            -20.77%        N/A            -4.90%
Utilities Growth and Income - Class IB                                         -24.20%        N/A            -5.35%
Vista - Class IB                                                               -35.17%        N/A            -5.80%
Voyager - Class IB                                                             -24.28%        N/A            -4.67%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.99%         N/A            -1.30%
Global Asset Allocation - Class IB                                             -10.78%        N/A            -4.75%
Growth and Income - Class IB                                                   -8.70%         N/A            -4.95%
Health Sciences - Class IB                                                     -21.79%        N/A             4.24%
High Yield - Class IB                                                           1.15%         N/A            -4.36%
Income - Class IB                                                               4.72%         N/A             2.21%
International Growth - Class IB                                                -22.64%        N/A            -0.78%
Investors - Class IB                                                           -26.72%        N/A            -12.41%
Money Market - Class IB                                                         1.31%         N/A             2.22%
New Opportunities - Class IB                                                   -31.98%        N/A            -9.59%
New Value - Class IB                                                            0.82%         N/A             1.80%
Research - Class IB                                                            -20.89%        N/A            -5.04%
Utilities Growth and Income - Class IB                                         -24.31%        N/A            -5.49%
Vista - Class IB                                                               -35.27%        N/A            -5.94%
Voyager - Class IB                                                             -24.40%        N/A            -4.81%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A




Adjusted Historical Total Returns
Set out below are the adjusted historical total returns for each Variable
Sub-Account since the Portfolio's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Portfolios' historical performance since the inception of the Funds rather than the inception of the Variable Sub-Accounts.


Variable Sub-Account                                       Inception Date of
                                                        Corresponding Portfolio

The George Putnam Fund of Boston - Class IB*                    04/30/98
Global Asset Allocation - Class IB*                             02/01/88
Growth and Income - Class IB*                                   02/01/88
Health Sciences - Class IB*                                     04/30/98
High Yield - Class IB*                                          02/01/88
Income - Class IB*                                              02/01/88
International Growth - Class IB*                                01/02/97
Investors - Class IB*                                           04/30/98
Money Market - Class IB*                                        02/01/88
New Opportunities - Class IB*                                   05/02/94
New Value - Class IB*                                           01/02/97
Research - Class IB*                                            09/29/98
Utilities Growth and Income - Class IB*                         05/01/92
Vista - Class IB*                                               01/02/97
Voyager - Class IB*                                             02/01/88
Franklin Growth and Income Securities - Class 2                 01/24/89
Franklin Small Cap - Class 2                                    10/31/95
Franklin Small Cap Value Securities - Class 2                   04/30/98
Mutual Shares Securities - Class II                             11/08/96
Templeton Developing Markets Securities - Class 2               03/04/96
Templeton Foreign Securities - Class 2                          05/01/92
Templeton Global Income Securities - Class 2                    01/24/89
LSA Aggressive Growth                                           08/14/01
LSA Focused Equity                                              10/01/99
LSA Mid Cap Value                                               08/14/01
Oppenheimer Aggressive Growth - Service Class                   08/15/86
Oppenheimer Global Securities - Service Class                   11/12/90
Oppenheimer High Income - Service Class                         04/30/86
Oppenheimer Main Street Growth & Income - Service Class         07/05/95
Oppenheimer Main Street Small Cap - Service Class               05/01/98
Oppenheimer Multiple Strategies - Service Class                 02/09/87
Oppenheimer Strategic Bond - Service Class                      05/03/93
Van Kampen LIT Emerging Growth - Class II                       07/03/95
Van Kampen LIT Growth and Income - Class II                     12/23/96
Van Kampen UIF Active International Allocation - Class II       08/31/99
Van Kampen UIF Emerging Markets Debt - Class II                 06/16/97
Van Kampen UIF U.S. Real Estate - Class II                      03/03/97


* Each  of the  Portfolios  (Class  IB  shares)  corresponding  to the  Variable
Sub-Accounts  commenced  operations on April 30, 1998,  except for the Putnam VT
Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios
(Class IA shares),  adjusted to reflect the current  expenses of the  Portfolios
(Class IB shares). The inception dates for the Portfolios (Class IA shares) are shown in the above table.



(Without any optional benefits )


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB*                                    -6.86%         N/A             1.05%
Global Asset Allocation - Class IB*                                             -15.71%       3.85%            7.24%
Growth and Income - Class IB*                                                   -13.62%       6.10%           10.32%
Health Sciences - Class IB*                                                     -26.80%        N/A             1.92%
High Yield - Class IB*                                                          -3.70%        -0.36%           5.83%
Income - Class IB*                                                              -0.10%        3.99%            5.10%
International Growth - Class IB*                                                -27.65%        N/A             7.61%
Investors - Class IB*                                                           -31.76%        N/A            -4.65%
Money Market - Class IB*                                                        -3.53%        3.04%            3.04%
New Opportunities - Class IB*                                                   -37.06%       4.09%            9.96%
New Value - Class IB*                                                           -4.03%         N/A             7.61%
Research - Class IB*                                                            -25.90%        N/A             3.43%
Utilities Growth and Income - Class IB*                                         -29.34%       3.87%            7.29%
Vista - Class IB*                                                               -40.38%        N/A             5.47%
Voyager - Class IB*                                                             -29.43%       8.11%           11.37%
Franklin Growth and Income Securities - Class 2                                -2.57%        10.36%          11.34%
Franklin Small Cap - Class 2                                                   -22.36%       8.58%           11.63%
Franklin Small Cap Value Securities - Class 2                                   6.32%         N/A             0.65%
Mutual Shares Securities - Class II                                            -0.35%        8.22%            8.65%
Templeton Developing Markets Securities - Class 2                              -15.28%      -13.93%          -13.22%
Templeton Foreign Securities - Class 2                                         -23.10%       2.76%            8.06%
Templeton Global Income Securities - Class 2                                   -5.10%        -0.11%           2.72%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.54%        N/A            -8.35%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.22%       5.09%           10.15%
Oppenheimer Global Securities - Service Class                                  -19.33%       13.40%          12.24%
Oppenheimer High Income - Service Class                                        -5.48%        -1.34%           5.95%
Oppenheimer Main Street Growth & Income - Service Class                        -17.46%       4.72%           11.85%
Oppenheimer Main Street Small Cap - Service Class                              -7.74%         N/A             1.11%
Oppenheimer Multiple Strategies - Service Class                                -5.27%        6.75%            8.58%
Oppenheimer Strategic Bond - Service Class                                     -2.74%        2.33%            4.03%
Van Kampen LIT Emerging Growth - Class II                                      -38.55%       13.71%          15.50%
Van Kampen LIT Growth and Income - Class II                                    -13.91%       10.91%          10.77%
Van Kampen UIF Active International Allocation - Class II                      -27.14%        N/A            -12.56%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.40%         N/A             0.64%
Van Kampen UIF U.S. Real Estate - Class II                                      2.14%         N/A             6.04%


*    The inception dates for the Portfolios  appear under the heading  "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).



(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.01%         N/A             0.90%
Global Asset Allocation - Class IB                                             -15.85%       3.69%            7.08%
Growth and Income - Class IB                                                   -13.76%       5.94%           10.16%
Health Sciences - Class IB                                                     -26.92%        N/A             1.76%
High Yield - Class IB                                                          -3.86%        -0.52%           5.67%
Income - Class IB                                                              -0.26%        3.83%            4.95%
International Growth - Class IB                                                -27.77%        N/A             7.44%
Investors - Class IB                                                           -31.88%        N/A            -4.80%
Money Market - Class IB                                                        -3.69%        2.88%            2.88%
New Opportunities - Class IB                                                   -37.16%       3.93%            9.79%
New Value - Class IB                                                           -4.18%         N/A             7.45%
Research - Class IB                                                            -26.02%        N/A             3.27%
Utilities Growth and Income - Class IB                                         -29.45%       3.71%            7.13%
Vista - Class IB                                                               -40.48%        N/A             5.30%
Voyager - Class IB                                                             -29.54%       7.94%           11.20%
Franklin Growth and Income Securities - Class 2                                -2.72%        10.19%          11.17%
Franklin Small Cap - Class 2                                                   -22.49%       8.41%           11.46%
Franklin Small Cap Value Securities - Class 2                                   6.15%         N/A             0.49%
Mutual Shares Securities - Class II                                            -0.51%        8.06%            8.49%
Templeton Developing Markets Securities - Class 2                              -15.42%      -14.07%          -13.36%
Templeton Foreign Securities - Class 2                                         -23.22%       2.60%            7.89%
Templeton Global Income Securities - Class 2                                   -5.25%        -0.26%           2.57%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.67%        N/A            -8.49%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.32%       4.93%            9.98%
Oppenheimer Global Securities - Service Class                                  -19.46%       13.22%          12.07%
Oppenheimer High Income - Service Class                                        -5.64%        -1.49%           5.79%
Oppenheimer Main Street Growth & Income - Service Class                        -17.59%       4.56%           11.68%
Oppenheimer Main Street Small Cap - Service Class                              -7.89%         N/A             0.96%
Oppenheimer Multiple Strategies - Service Class                                -5.42%        6.58%            8.41%
Oppenheimer Strategic Bond - Service Class                                     -2.90%        2.17%            3.87%
Van Kampen LIT Emerging Growth - Class II                                      -38.65%       13.53%          15.33%
Van Kampen LIT Growth and Income - Class II                                    -14.05%       10.74%          10.60%
Van Kampen UIF Active International Allocation - Class II                      -27.26%        N/A            -12.70%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.24%         N/A             0.49%
Van Kampen UIF U.S. Real Estate - Class II                                      1.98%         N/A             5.88%



*    The inception dates for the Portfolios  appear under the heading  "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.11%         N/A             0.79%
Global Asset Allocation - Class IB                                             -15.94%       3.59%            6.97%
Growth and Income - Class IB                                                   -13.85%       5.83%           10.05%
Health Sciences - Class IB                                                     -27.00%        N/A             1.65%
High Yield - Class IB                                                          -3.96%        -0.62%           5.56%
Income - Class IB                                                              -0.37%        3.72%            4.84%
International Growth - Class IB                                                -27.85%        N/A             7.33%
Investors - Class IB                                                           -31.95%        N/A            -4.90%
Money Market - Class IB                                                        -3.79%        2.77%            2.78%
New Opportunities - Class IB                                                   -37.23%       3.82%            9.68%
New Value - Class IB                                                           -4.29%         N/A             7.34%
Research - Class IB                                                            -26.10%        N/A             3.16%
Utilities Growth and Income - Class IB                                         -29.53%       3.61%            7.03%
Vista - Class IB                                                               -40.54%        N/A             5.19%
Voyager - Class IB                                                             -29.62%       7.83%           11.09%
Franklin Growth and Income Securities - Class 2                                -2.83%        10.08%          11.06%
Franklin Small Cap - Class 2                                                   -22.57%       8.30%           11.35%
Franklin Small Cap Value Securities - Class 2                                   6.04%         N/A             0.39%
Mutual Shares Securities - Class II                                            -0.62%        7.95%            8.38%
Templeton Developing Markets Securities - Class 2                              -15.51%      -14.16%          -13.45%
Templeton Foreign Securities - Class 2                                         -23.30%       2.50%            7.79%
Templeton Global Income Securities - Class 2                                   -5.35%        -0.36%           2.47%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.75%        N/A            -8.59%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.39%       4.82%            9.87%
Oppenheimer Global Securities - Service Class                                  -19.55%       13.11%          11.95%
Oppenheimer High Income - Service Class                                        -5.74%        -1.59%           5.68%
Oppenheimer Main Street Growth & Income - Service Class                        -17.68%       4.45%           11.57%
Oppenheimer Main Street Small Cap - Service Class                              -7.99%         N/A             0.85%
Oppenheimer Multiple Strategies - Service Class                                -5.52%        6.47%            8.31%
Oppenheimer Strategic Bond - Service Class                                     -3.00%        2.07%            3.77%
Van Kampen LIT Emerging Growth - Class II                                      -38.72%       13.42%          15.21%
Van Kampen LIT Growth and Income - Class II                                    -14.14%       10.63%          10.49%
Van Kampen UIF Active International Allocation - Class II                      -27.33%        N/A            -12.79%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.13%         N/A             0.38%
Van Kampen UIF U.S. Real Estate - Class II                                      1.87%         N/A             5.77%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.16%         N/A             0.74%
Global Asset Allocation - Class IB                                             -15.98%       3.53%            6.92%
Growth and Income - Class IB                                                   -13.89%       5.78%            9.99%
Health Sciences - Class IB                                                     -27.04%        N/A             1.60%
High Yield - Class IB                                                          -4.01%        -0.67%           5.51%
Income - Class IB                                                              -0.42%        3.67%            4.79%
International Growth - Class IB                                                -27.89%        N/A             7.28%
Investors - Class IB                                                           -31.99%        N/A            -4.95%
Money Market - Class IB                                                        -3.84%        2.72%            2.73%
New Opportunities - Class IB                                                   -37.27%       3.77%            9.63%
New Value - Class IB                                                           -4.34%         N/A             7.28%
Research - Class IB                                                            -26.14%        N/A             3.11%
Utilities Growth and Income - Class IB                                         -29.57%       3.55%            6.97%
Vista - Class IB                                                               -40.58%        N/A             5.14%
Voyager - Class IB                                                             -29.66%       7.78%           11.04%
Franklin Growth and Income Securities - Class 2                                -2.88%        10.02%          11.00%
Franklin Small Cap - Class 2                                                   -22.61%       8.25%           11.29%
Franklin Small Cap Value Securities - Class 2                                   5.98%         N/A             0.33%
Mutual Shares Securities - Class II                                            -0.67%        7.89%            8.32%
Templeton Developing Markets Securities - Class 2                              -15.56%      -14.20%          -13.50%
Templeton Foreign Securities - Class 2                                         -23.35%       2.45%            7.73%
Templeton Global Income Securities - Class 2                                   -5.40%        -0.41%           2.42%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.79%        N/A            -8.64%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.42%       4.77%            9.82%
Oppenheimer Global Securities - Service Class                                  -19.59%       13.05%          11.90%
Oppenheimer High Income - Service Class                                        -5.79%        -1.64%           5.63%
Oppenheimer Main Street Growth & Income - Service Class                        -17.72%       4.40%           11.52%
Oppenheimer Main Street Small Cap - Service Class                              -8.04%         N/A             0.80%
Oppenheimer Multiple Strategies - Service Class                                -5.57%        6.42%            8.25%
Oppenheimer Strategic Bond - Service Class                                     -3.05%        2.01%            3.72%
Van Kampen LIT Emerging Growth - Class II                                      -38.76%       13.36%          15.16%
Van Kampen LIT Growth and Income - Class II                                    -14.19%       10.57%          10.43%
Van Kampen UIF Active International Allocation - Class II                      -27.37%        N/A            -12.84%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.08%         N/A             0.33%
Van Kampen UIF U.S. Real Estate - Class II                                      1.81%         N/A             5.72%


*    The inception dates for the Portfolios  appear under the heading  "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.25%         N/A             0.63%
Global Asset Allocation - Class IB                                             -16.07%       3.43%            6.81%
Growth and Income - Class IB                                                   -13.99%       5.67%            9.88%
Health Sciences - Class IB                                                     -27.12%        N/A             1.49%
High Yield - Class IB                                                          -4.11%        -0.77%           5.40%
Income - Class IB                                                              -0.53%        3.56%            4.68%
International Growth - Class IB                                                -27.97%        N/A             7.17%
Investors - Class IB                                                           -32.06%        N/A            -5.05%
Money Market - Class IB                                                        -3.95%        2.61%            2.63%
New Opportunities - Class IB                                                   -37.34%       3.66%            9.52%
New Value - Class IB                                                           -4.44%         N/A             7.17%
Research - Class IB                                                            -26.22%        N/A             3.00%
Utilities Growth and Income - Class IB                                         -29.65%       3.45%            6.87%
Vista - Class IB                                                               -40.64%        N/A             5.03%
Voyager - Class IB                                                             -29.74%       7.67%           10.93%
Franklin Growth and Income Securities - Class 2                                -2.98%        9.91%           10.89%
Franklin Small Cap - Class 2                                                   -22.70%       8.14%           11.18%
Franklin Small Cap Value Securities - Class 2                                   5.87%         N/A             0.23%
Mutual Shares Securities - Class II                                            -0.78%        7.78%            8.21%
Templeton Developing Markets Securities - Class 2                              -15.65%      -14.30%          -13.59%
Templeton Foreign Securities - Class 2                                         -23.43%       2.34%            7.63%
Templeton Global Income Securities - Class 2                                   -5.50%        -0.52%           2.31%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.87%        N/A            -8.74%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.49%       4.66%            9.71%
Oppenheimer Global Securities - Service Class                                  -19.68%       12.94%          11.79%
Oppenheimer High Income - Service Class                                        -5.89%        -1.74%           5.52%
Oppenheimer Main Street Growth & Income - Service Class                        -17.81%       4.29%           11.40%
Oppenheimer Main Street Small Cap - Service Class                              -8.14%         N/A             0.69%
Oppenheimer Multiple Strategies - Service Class                                -5.67%        6.31%            8.14%
Oppenheimer Strategic Bond - Service Class                                     -3.16%        1.91%            3.61%
Van Kampen LIT Emerging Growth - Class II                                      -38.82%       13.25%          15.04%
Van Kampen LIT Growth and Income - Class II                                    -14.28%       10.46%          10.32%
Van Kampen UIF Active International Allocation - Class II                      -27.45%        N/A            -12.93%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.97%         N/A             0.23%
Van Kampen UIF U.S. Real Estate - Class II                                      1.70%         N/A             5.61%

*    The inception dates for the Portfolios  appear under the heading  "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).



(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.25%         N/A             0.63%
Global Asset Allocation - Class IB                                             -16.07%       3.43%            6.81%
Growth and Income - Class IB                                                   -13.99%       5.67%            9.88%
Health Sciences - Class IB                                                     -27.12%        N/A             1.49%
High Yield - Class IB                                                          -4.11%        -0.77%           5.40%
Income - Class IB                                                              -0.53%        3.56%            4.68%
International Growth - Class IB                                                -27.97%        N/A             7.17%
Investors - Class IB                                                           -32.06%        N/A            -5.05%
Money Market - Class IB                                                        -3.95%        2.61%            2.63%
New Opportunities - Class IB                                                   -37.34%       3.66%            9.52%
New Value - Class IB                                                           -4.44%         N/A             7.17%
Research - Class IB                                                            -26.22%        N/A             3.00%
Utilities Growth and Income - Class IB                                         -29.65%       3.45%            6.87%
Vista - Class IB                                                               -40.64%        N/A             5.03%
Voyager - Class IB                                                             -29.74%       7.67%           10.93%
Franklin Growth and Income Securities - Class 2                                -2.98%        9.91%           10.89%
Franklin Small Cap - Class 2                                                   -22.70%       8.14%           11.18%
Franklin Small Cap Value Securities - Class 2                                   5.87%         N/A             0.23%
Mutual Shares Securities - Class II                                            -0.78%        7.78%            8.21%
Templeton Developing Markets Securities - Class 2                              -15.65%      -14.30%          -13.59%
Templeton Foreign Securities - Class 2                                         -23.43%       2.34%            7.63%
Templeton Global Income Securities - Class 2                                   -5.50%        -0.52%           2.31%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.87%        N/A            -8.74%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.49%       4.66%            9.71%
Oppenheimer Global Securities - Service Class                                  -19.68%       12.94%          11.79%
Oppenheimer High Income - Service Class                                        -5.89%        -1.74%           5.52%
Oppenheimer Main Street Growth & Income - Service Class                        -17.81%       4.29%           11.40%
Oppenheimer Main Street Small Cap - Service Class                              -8.14%         N/A             0.69%
Oppenheimer Multiple Strategies - Service Class                                -5.67%        6.31%            8.14%
Oppenheimer Strategic Bond - Service Class                                     -3.16%        1.91%            3.61%
Van Kampen LIT Emerging Growth - Class II                                      -38.82%       13.25%          15.04%
Van Kampen LIT Growth and Income - Class II                                    -14.28%       10.46%          10.32%
Van Kampen UIF Active International Allocation - Class II                      -27.45%        N/A            -12.93%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.97%         N/A             0.23%
Van Kampen UIF U.S. Real Estate - Class II                                      1.70%         N/A             5.61%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.40%         N/A             0.48%
Global Asset Allocation - Class IB                                             -16.21%       3.27%            6.65%
Growth and Income - Class IB                                                   -14.13%       5.51%            9.72%
Health Sciences - Class IB                                                     -27.24%        N/A             1.33%
High Yield - Class IB                                                          -4.27%        -0.93%           5.24%
Income - Class IB                                                              -0.69%        3.41%            4.53%
International Growth - Class IB                                                -28.09%        N/A             7.00%
Investors - Class IB                                                           -32.17%        N/A            -5.20%
Money Market - Class IB                                                        -4.10%        2.46%            2.47%
New Opportunities - Class IB                                                   -37.44%       3.50%            9.35%
New Value - Class IB                                                           -4.59%         N/A             7.01%
Research - Class IB                                                            -26.34%        N/A             2.84%
Utilities Growth and Income - Class IB                                         -29.76%       3.29%            6.71%
Vista - Class IB                                                               -40.74%        N/A             4.87%
Voyager - Class IB                                                             -29.85%       7.50%           10.76%
Franklin Growth and Income Securities - Class 2                                -3.13%        9.74%           10.73%
Franklin Small Cap - Class 2                                                   -22.82%       7.97%           11.01%
Franklin Small Cap Value Securities - Class 2                                   5.70%         N/A             0.07%
Mutual Shares Securities - Class II                                            -0.94%        7.62%            8.05%
Templeton Developing Markets Securities - Class 2                              -15.78%      -14.43%          -13.73%
Templeton Foreign Securities - Class 2                                         -23.55%       2.18%            7.47%
Templeton Global Income Securities - Class 2                                   -5.65%        -0.67%           2.16%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.00%        N/A            -8.88%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.60%       4.50%            9.54%
Oppenheimer Global Securities - Service Class                                  -19.81%       12.77%          11.62%
Oppenheimer High Income - Service Class                                        -6.04%        -1.90%           5.36%
Oppenheimer Main Street Growth & Income - Service Class                        -17.95%       4.13%           11.24%
Oppenheimer Main Street Small Cap - Service Class                              -8.29%         N/A             0.54%
Oppenheimer Multiple Strategies - Service Class                                -5.82%        6.15%            7.98%
Oppenheimer Strategic Bond - Service Class                                     -3.31%        1.75%            3.46%
Van Kampen LIT Emerging Growth - Class II                                      -38.92%       13.07%          14.87%
Van Kampen LIT Growth and Income - Class II                                    -14.42%       10.29%          10.15%
Van Kampen UIF Active International Allocation - Class II                      -27.57%        N/A            -13.07%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.81%         N/A             0.07%
Van Kampen UIF U.S. Real Estate - Class II                                      1.54%         N/A             5.45%


*    The inception dates for the Portfolios  appear under the heading  "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.40%         N/A             0.48%
Global Asset Allocation - Class IB                                             -16.21%       3.27%            6.65%
Growth and Income - Class IB                                                   -14.13%       5.51%            9.72%
Health Sciences - Class IB                                                     -27.24%        N/A             1.33%
High Yield - Class IB                                                          -4.27%        -0.93%           5.24%
Income - Class IB                                                              -0.69%        3.41%            4.53%
International Growth - Class IB                                                -28.09%        N/A             7.00%
Investors - Class IB                                                           -32.17%        N/A            -5.20%
Money Market - Class IB                                                        -4.10%        2.46%            2.47%
New Opportunities - Class IB                                                   -37.44%       3.50%            9.35%
New Value - Class IB                                                           -4.59%         N/A             7.01%
Research - Class IB                                                            -26.34%        N/A             2.84%
Utilities Growth and Income - Class IB                                         -29.76%       3.29%            6.71%
Vista - Class IB                                                               -40.74%        N/A             4.87%
Voyager - Class IB                                                             -29.85%       7.50%           10.76%
Franklin Growth and Income Securities - Class 2                                -3.13%        9.74%           10.73%
Franklin Small Cap - Class 2                                                   -22.82%       7.97%           11.01%
Franklin Small Cap Value Securities - Class 2                                   5.70%         N/A             0.07%
Mutual Shares Securities - Class II                                            -0.94%        7.62%            8.05%
Templeton Developing Markets Securities - Class 2                              -15.78%      -14.43%          -13.73%
Templeton Foreign Securities - Class 2                                         -23.55%       2.18%            7.47%
Templeton Global Income Securities - Class 2                                   -5.65%        -0.67%           2.16%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.00%        N/A            -8.88%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.60%       4.50%            9.54%
Oppenheimer Global Securities - Service Class                                  -19.81%       12.77%          11.62%
Oppenheimer High Income - Service Class                                        -6.04%        -1.90%           5.36%
Oppenheimer Main Street Growth & Income - Service Class                        -17.95%       4.13%           11.24%
Oppenheimer Main Street Small Cap - Service Class                              -8.29%         N/A             0.54%
Oppenheimer Multiple Strategies - Service Class                                -5.82%        6.15%            7.98%
Oppenheimer Strategic Bond - Service Class                                     -3.31%        1.75%            3.46%
Van Kampen LIT Emerging Growth - Class II                                      -38.92%       13.07%          14.87%
Van Kampen LIT Growth and Income - Class II                                    -14.42%       10.29%          10.15%
Van Kampen UIF Active International Allocation - Class II                      -27.57%        N/A            -13.07%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.81%         N/A             0.07%
Van Kampen UIF U.S. Real Estate - Class II                                      1.54%         N/A             5.45%


*    The inception dates for the Portfolios  appear under the heading  "Adjusted
     Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.55%         N/A             0.32%
Global Asset Allocation - Class IB                                             -16.34%       3.11%            6.49%
Growth and Income - Class IB                                                   -14.26%       5.35%            9.55%
Health Sciences - Class IB                                                     -27.36%        N/A             1.18%
High Yield - Class IB                                                          -4.42%        -1.08%           5.09%
Income - Class IB                                                              -0.85%        3.25%            4.37%
International Growth - Class IB                                                -28.20%        N/A             6.84%
Investors - Class IB                                                           -32.29%        N/A            -5.35%
Money Market - Class IB                                                        -4.25%        2.30%            2.32%
New Opportunities - Class IB                                                   -37.54%       3.34%            9.19%
New Value - Class IB                                                           -4.75%         N/A             6.85%
Research - Class IB                                                            -26.46%        N/A             2.68%
Utilities Growth and Income - Class IB                                         -29.88%       3.13%            6.55%
Vista - Class IB                                                               -40.84%        N/A             4.71%
Voyager - Class IB                                                             -29.97%       7.34%           10.59%
Franklin Growth and Income Securities - Class 2                                -3.29%        9.58%           10.56%
Franklin Small Cap - Class 2                                                   -22.95%       7.81%           10.84%
Franklin Small Cap Value Securities - Class 2                                   5.53%         N/A            -0.08%
Mutual Shares Securities - Class II                                            -1.09%        7.45%            7.88%
Templeton Developing Markets Securities - Class 2                              -15.92%      -14.57%          -13.87%
Templeton Foreign Securities - Class 2                                         -23.68%       2.03%            7.30%
Templeton Global Income Securities - Class 2                                   -5.80%        -0.82%           2.01%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.12%        N/A            -9.03%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.70%       4.34%            9.38%
Oppenheimer Global Securities - Service Class                                  -19.94%       12.59%          11.45%
Oppenheimer High Income - Service Class                                        -6.19%        -2.05%           5.20%
Oppenheimer Main Street Growth & Income - Service Class                        -18.08%       3.97%           11.07%
Oppenheimer Main Street Small Cap - Service Class                              -8.43%         N/A             0.38%
Oppenheimer Multiple Strategies - Service Class                                -5.98%        5.99%            7.82%
Oppenheimer Strategic Bond - Service Class                                     -3.46%        1.60%            3.30%
Van Kampen LIT Emerging Growth - Class II                                      -39.02%       12.90%          14.69%
Van Kampen LIT Growth and Income - Class II                                    -14.55%       10.13%           9.98%
Van Kampen UIF Active International Allocation - Class II                      -27.69%        N/A            -13.21%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.64%         N/A            -0.08%
Van Kampen UIF U.S. Real Estate - Class II                                      1.38%         N/A             5.28%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With Retirement Income Guarantee Rider 1)


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.11%         N/A             0.78%
Global Asset Allocation - Class IB                                             -15.96%       3.65%            7.07%
Growth and Income - Class IB                                                   -13.87%       5.90%           10.17%
Health Sciences - Class IB                                                     -27.05%        N/A             1.66%
High Yield - Class IB                                                          -3.95%        -0.61%           5.66%
Income - Class IB                                                              -0.35%        3.76%            4.90%
International Growth - Class IB                                                -27.90%        N/A             7.43%
Investors - Class IB                                                           -32.01%        N/A            -4.89%
Money Market - Class IB                                                        -3.78%        2.80%            2.81%
New Opportunities - Class IB                                                   -37.31%       3.91%            9.81%
New Value - Class IB                                                           -4.28%         N/A             7.40%
Research - Class IB                                                            -26.15%        N/A             3.18%
Utilities Growth and Income - Class IB                                         -29.59%       3.68%            7.12%
Vista - Class IB                                                               -40.63%        N/A             5.29%
Voyager - Class IB                                                             -29.68%       7.94%           11.23%
Franklin Growth and Income Securities - Class 2                                -2.82%        10.16%          11.17%
Franklin Small Cap - Class 2                                                   -22.61%       8.39%           11.43%
Franklin Small Cap Value Securities - Class 2                                   6.07%         N/A             0.32%
Mutual Shares Securities - Class II                                            -0.60%        8.01%            8.40%
Templeton Developing Markets Securities - Class 2                              -15.53%      -14.31%          -13.62%
Templeton Foreign Securities - Class 2                                         -23.35%       2.55%            7.89%
Templeton Global Income Securities - Class 2                                   -5.35%        -0.36%           2.51%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.79%        N/A            -8.67%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.47%       4.90%           10.00%
Oppenheimer Global Securities - Service Class                                  -19.58%       13.22%          12.08%
Oppenheimer High Income - Service Class                                        -5.73%        -1.58%           5.78%
Oppenheimer Main Street Growth & Income - Service Class                        -17.71%       4.53%           11.70%
Oppenheimer Main Street Small Cap - Service Class                              -7.99%         N/A             0.85%
Oppenheimer Multiple Strategies - Service Class                                -5.52%        6.53%            8.40%
Oppenheimer Strategic Bond - Service Class                                     -2.99%        2.09%            3.81%
Van Kampen LIT Emerging Growth - Class II                                      -38.80%       13.55%          15.34%
Van Kampen LIT Growth and Income - Class II                                    -14.16%       10.73%          10.52%
Van Kampen UIF Active International Allocation - Class II                      -27.39%        N/A            -12.87%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.15%         N/A             0.33%
Van Kampen UIF U.S. Real Estate - Class II                                      1.89%         N/A             5.80%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and Retirement Income Guarantee
Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.26%         N/A             0.62%
Global Asset Allocation - Class IB                                             -16.10%       3.49%            6.91%
Growth and Income - Class IB                                                   -14.01%       5.74%           10.00%
Health Sciences - Class IB                                                     -27.17%        N/A             1.50%
High Yield - Class IB                                                          -4.11%        -0.76%           5.50%
Income - Class IB                                                              -0.51%        3.60%            4.74%
International Growth - Class IB                                                -28.02%        N/A             7.26%
Investors - Class IB                                                           -32.13%        N/A            -5.04%
Money Market - Class IB                                                        -3.94%        2.64%            2.66%
New Opportunities - Class IB                                                   -37.41%       3.75%            9.64%
New Value - Class IB                                                           -4.43%         N/A             7.23%
Research - Class IB                                                            -26.27%        N/A             3.02%
Utilities Growth and Income - Class IB                                         -29.70%       3.52%            6.95%
Vista - Class IB                                                               -40.73%        N/A             5.13%
Voyager - Class IB                                                             -29.79%       7.77%           11.06%
Franklin Growth and Income Securities - Class 2                                -2.97%        10.00%          11.01%
Franklin Small Cap - Class 2                                                   -22.74%       8.22%           11.26%
Franklin Small Cap Value Securities - Class 2                                   5.90%         N/A             0.16%
Mutual Shares Securities - Class II                                            -0.76%        7.84%            8.23%
Templeton Developing Markets Securities - Class 2                              -15.67%      -14.45%          -13.76%
Templeton Foreign Securities - Class 2                                         -23.47%       2.39%            7.72%
Templeton Global Income Securities - Class 2                                   -5.50%        -0.52%           2.35%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.92%        N/A            -8.81%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.57%       4.74%            9.84%
Oppenheimer Global Securities - Service Class                                  -19.71%       13.05%          11.91%
Oppenheimer High Income - Service Class                                        -5.89%        -1.74%           5.62%
Oppenheimer Main Street Growth & Income - Service Class                        -17.84%       4.37%           11.53%
Oppenheimer Main Street Small Cap - Service Class                              -8.14%         N/A             0.70%
Oppenheimer Multiple Strategies - Service Class                                -5.67%        6.37%            8.24%
Oppenheimer Strategic Bond - Service Class                                     -3.15%        1.93%            3.65%
Van Kampen LIT Emerging Growth - Class II                                      -38.90%       13.38%          15.17%
Van Kampen LIT Growth and Income - Class II                                    -14.30%       10.56%          10.35%
Van Kampen UIF Active International Allocation - Class II                      -27.51%        N/A            -13.02%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.99%         N/A             0.17%
Van Kampen UIF U.S. Real Estate - Class II                                      1.73%         N/A             5.63%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.36%         N/A             0.52%
Global Asset Allocation - Class IB                                             -16.19%       3.38%            6.80%
Growth and Income - Class IB                                                   -14.10%       5.63%            9.89%
Health Sciences - Class IB                                                     -27.25%        N/A             1.40%
High Yield - Class IB                                                          -4.21%        -0.87%           5.39%
Income - Class IB                                                              -0.62%        3.49%            4.64%
International Growth - Class IB                                                -28.10%        N/A             7.15%
Investors - Class IB                                                           -32.20%        N/A            -5.14%
Money Market - Class IB                                                        -4.04%        2.53%            2.55%
New Opportunities - Class IB                                                   -37.48%       3.65%            9.53%
New Value - Class IB                                                           -4.54%         N/A             7.12%
Research - Class IB                                                            -26.35%        N/A             2.91%
Utilities Growth and Income - Class IB                                         -29.78%       3.41%            6.85%
Vista - Class IB                                                               -40.79%        N/A             5.02%
Voyager - Class IB                                                             -29.87%       7.66%           10.95%
Franklin Growth and Income Securities - Class 2                                -3.08%        9.88%           10.89%
Franklin Small Cap - Class 2                                                   -22.82%       8.11%           11.15%
Franklin Small Cap Value Securities - Class 2                                   5.79%         N/A             0.06%
Mutual Shares Securities - Class II                                            -0.87%        7.73%            8.12%
Templeton Developing Markets Securities - Class 2                              -15.76%      -14.54%          -13.86%
Templeton Foreign Securities - Class 2                                         -23.55%       2.29%            7.62%
Templeton Global Income Securities - Class 2                                   -5.60%        -0.62%           2.25%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.00%        N/A            -8.91%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.64%       4.63%            9.73%
Oppenheimer Global Securities - Service Class                                  -19.80%       12.93%          11.80%
Oppenheimer High Income - Service Class                                        -5.99%        -1.84%           5.52%
Oppenheimer Main Street Growth & Income - Service Class                        -17.93%       4.26%           11.41%
Oppenheimer Main Street Small Cap - Service Class                              -8.24%         N/A             0.59%
Oppenheimer Multiple Strategies - Service Class                                -5.77%        6.26%            8.13%
Oppenheimer Strategic Bond - Service Class                                     -3.25%        1.83%            3.54%
Van Kampen LIT Emerging Growth - Class II                                      -38.97%       13.26%          15.05%
Van Kampen LIT Growth and Income - Class II                                    -14.39%       10.44%          10.24%
Van Kampen UIF Active International Allocation - Class II                      -27.58%        N/A            -13.11%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.88%         N/A             0.07%
Van Kampen UIF U.S. Real Estate - Class II                                      1.62%         N/A             5.52%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.41%         N/A             0.46%
Global Asset Allocation - Class IB                                             -16.23%       3.33%            6.74%
Growth and Income - Class IB                                                   -14.14%       5.58%            9.84%
Health Sciences - Class IB                                                     -27.29%        N/A             1.34%
High Yield - Class IB                                                          -4.26%        -0.92%           5.34%
Income - Class IB                                                              -0.67%        3.44%            4.59%
International Growth - Class IB                                                -28.14%        N/A             7.09%
Investors - Class IB                                                           -32.24%        N/A            -5.19%
Money Market - Class IB                                                        -4.09%        2.48%            2.50%
New Opportunities - Class IB                                                   -37.52%       3.59%            9.48%
New Value - Class IB                                                           -4.59%         N/A             7.07%
Research - Class IB                                                            -26.39%        N/A             2.85%
Utilities Growth and Income - Class IB                                         -29.82%       3.36%            6.79%
Vista - Class IB                                                               -40.83%        N/A             4.96%
Voyager - Class IB                                                             -29.91%       7.61%           10.89%
Franklin Growth and Income Securities - Class 2                                -3.13%        9.83%           10.84%
Franklin Small Cap - Class 2                                                   -22.86%       8.06%           11.09%
Franklin Small Cap Value Securities - Class 2                                   5.73%         N/A             0.00%
Mutual Shares Securities - Class II                                            -0.92%        7.68%            8.07%
Templeton Developing Markets Securities - Class 2                              -15.81%      -14.59%          -13.90%
Templeton Foreign Securities - Class 2                                         -23.60%       2.24%            7.56%
Templeton Global Income Securities - Class 2                                   -5.65%        -0.67%           2.20%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.04%        N/A            -8.96%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.67%       4.58%            9.67%
Oppenheimer Global Securities - Service Class                                  -19.84%       12.88%          11.74%
Oppenheimer High Income - Service Class                                        -6.04%        -1.89%           5.46%
Oppenheimer Main Street Growth & Income - Service Class                        -17.97%       4.21%           11.36%
Oppenheimer Main Street Small Cap - Service Class                              -8.29%         N/A             0.54%
Oppenheimer Multiple Strategies - Service Class                                -5.82%        6.21%            8.08%
Oppenheimer Strategic Bond - Service Class                                     -3.30%        1.77%            3.49%
Van Kampen LIT Emerging Growth - Class II                                      -39.01%       13.21%          14.99%
Van Kampen LIT Growth and Income - Class II                                    -14.44%       10.39%          10.19%
Van Kampen UIF Active International Allocation - Class II                      -27.62%        N/A            -13.16%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.83%         N/A             0.01%
Van Kampen UIF U.S. Real Estate - Class II                                      1.56%         N/A             5.47%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.50%         N/A             0.36%
Global Asset Allocation - Class IB                                             -16.32%       3.22%            6.64%
Growth and Income - Class IB                                                   -14.24%       5.47%            9.72%
Health Sciences - Class IB                                                     -27.37%        N/A             1.24%
High Yield - Class IB                                                          -4.36%        -1.02%           5.23%
Income - Class IB                                                              -0.78%        3.33%            4.48%
International Growth - Class IB                                                -28.22%        N/A             6.98%
Investors - Class IB                                                           -32.31%        N/A            -5.29%
Money Market - Class IB                                                        -4.20%        2.37%            2.40%
New Opportunities - Class IB                                                   -37.59%       3.49%            9.37%
New Value - Class IB                                                           -4.69%         N/A             6.96%
Research - Class IB                                                            -26.47%        N/A             2.75%
Utilities Growth and Income - Class IB                                         -29.90%       3.25%            6.69%
Vista - Class IB                                                               -40.89%        N/A             4.86%
Voyager - Class IB                                                             -29.99%       7.50%           10.78%
Franklin Growth and Income Securities - Class 2                                -3.23%        9.71%           10.73%
Franklin Small Cap - Class 2                                                   -22.95%       7.95%           10.98%
Franklin Small Cap Value Securities - Class 2                                   5.62%         N/A            -0.10%
Mutual Shares Securities - Class II                                            -1.03%        7.57%            7.96%
Templeton Developing Markets Securities - Class 2                              -15.90%      -14.68%          -14.00%
Templeton Foreign Securities - Class 2                                         -23.68%       2.13%            7.45%
Templeton Global Income Securities - Class 2                                   -5.75%        -0.77%           2.09%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.12%        N/A            -9.05%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.74%       4.47%            9.56%
Oppenheimer Global Securities - Service Class                                  -19.93%       12.76%          11.63%
Oppenheimer High Income - Service Class                                        -6.14%        -1.99%           5.36%
Oppenheimer Main Street Growth & Income - Service Class                        -18.06%       4.10%           11.24%
Oppenheimer Main Street Small Cap - Service Class                              -8.39%         N/A             0.43%
Oppenheimer Multiple Strategies - Service Class                                -5.92%        6.10%            7.97%
Oppenheimer Strategic Bond - Service Class                                     -3.41%        1.67%            3.39%
Van Kampen LIT Emerging Growth - Class II                                      -39.07%       13.09%          14.88%
Van Kampen LIT Growth and Income - Class II                                    -14.53%       10.27%          10.07%
Van Kampen UIF Active International Allocation - Class II                      -27.70%        N/A            -13.25%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.72%         N/A            -0.09%
Van Kampen UIF U.S. Real Estate - Class II                                      1.45%         N/A             5.36%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.50%         N/A             0.36%
Global Asset Allocation - Class IB                                             -16.32%       3.22%            6.64%
Growth and Income - Class IB                                                   -14.24%       5.47%            9.72%
Health Sciences - Class IB                                                     -27.37%        N/A             1.24%
High Yield - Class IB                                                          -4.36%        -1.02%           5.23%
Income - Class IB                                                              -0.78%        3.33%            4.48%
International Growth - Class IB                                                -28.22%        N/A             6.98%
Investors - Class IB                                                           -32.31%        N/A            -5.29%
Money Market - Class IB                                                        -4.20%        2.37%            2.40%
New Opportunities - Class IB                                                   -37.59%       3.49%            9.37%
New Value - Class IB                                                           -4.69%         N/A             6.96%
Research - Class IB                                                            -26.47%        N/A             2.75%
Utilities Growth and Income - Class IB                                         -29.90%       3.25%            6.69%
Vista - Class IB                                                               -40.89%        N/A             4.86%
Voyager - Class IB                                                             -29.99%       7.50%           10.78%
Franklin Growth and Income Securities - Class 2                                -3.23%        9.71%           10.73%
Franklin Small Cap - Class 2                                                   -22.95%       7.95%           10.98%
Franklin Small Cap Value Securities - Class 2                                   5.62%         N/A            -0.10%
Mutual Shares Securities - Class II                                            -1.03%        7.57%            7.96%
Templeton Developing Markets Securities - Class 2                              -15.90%      -14.68%          -14.00%
Templeton Foreign Securities - Class 2                                         -23.68%       2.13%            7.45%
Templeton Global Income Securities - Class 2                                   -5.75%        -0.77%           2.09%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.12%        N/A            -9.05%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.74%       4.47%            9.56%
Oppenheimer Global Securities - Service Class                                  -19.93%       12.76%          11.63%
Oppenheimer High Income - Service Class                                        -6.14%        -1.99%           5.36%
Oppenheimer Main Street Growth & Income - Service Class                        -18.06%       4.10%           11.24%
Oppenheimer Main Street Small Cap - Service Class                              -8.39%         N/A             0.43%
Oppenheimer Multiple Strategies - Service Class                                -5.92%        6.10%            7.97%
Oppenheimer Strategic Bond - Service Class                                     -3.41%        1.67%            3.39%
Van Kampen LIT Emerging Growth - Class II                                      -39.07%       13.09%          14.88%
Van Kampen LIT Growth and Income - Class II                                    -14.53%       10.27%          10.07%
Van Kampen UIF Active International Allocation - Class II                      -27.70%        N/A            -13.25%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.72%         N/A            -0.09%
Van Kampen UIF U.S. Real Estate - Class II                                      1.45%         N/A             5.36%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).



(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.65%         N/A             0.20%
Global Asset Allocation - Class IB                                             -16.46%       3.06%            6.48%
Growth and Income - Class IB                                                   -14.38%       5.31%            9.56%
Health Sciences - Class IB                                                     -27.49%        N/A             1.08%
High Yield - Class IB                                                          -4.52%        -1.17%           5.07%
Income - Class IB                                                              -0.94%        3.17%            4.32%
International Growth - Class IB                                                -28.34%        N/A             6.82%
Investors - Class IB                                                           -32.42%        N/A            -5.44%
Money Market - Class IB                                                        -4.35%        2.22%            2.24%
New Opportunities - Class IB                                                   -37.69%       3.33%            9.20%
New Value - Class IB                                                           -4.84%         N/A             6.79%
Research - Class IB                                                            -26.59%        N/A             2.59%
Utilities Growth and Income - Class IB                                         -30.01%       3.09%            6.52%
Vista - Class IB                                                               -40.99%        N/A             4.69%
Voyager - Class IB                                                             -30.10%       7.33%           10.61%
Franklin Growth and Income Securities - Class 2                                -3.38%        9.55%           10.56%
Franklin Small Cap - Class 2                                                   -23.07%       7.78%           10.81%
Franklin Small Cap Value Securities - Class 2                                   5.45%         N/A            -0.26%
Mutual Shares Securities - Class II                                            -1.19%        7.40%            7.79%
Templeton Developing Markets Securities - Class 2                              -16.03%      -14.82%          -14.14%
Templeton Foreign Securities - Class 2                                         -23.80%       1.97%            7.29%
Templeton Global Income Securities - Class 2                                   -5.90%        -0.93%           1.94%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.25%        N/A            -9.20%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.85%       4.31%            9.40%
Oppenheimer Global Securities - Service Class                                  -20.06%       12.59%          11.46%
Oppenheimer High Income - Service Class                                        -6.29%        -2.14%           5.20%
Oppenheimer Main Street Growth & Income - Service Class                        -18.20%       3.94%           11.07%
Oppenheimer Main Street Small Cap - Service Class                              -8.54%         N/A             0.27%
Oppenheimer Multiple Strategies - Service Class                                -6.07%        5.93%            7.80%
Oppenheimer Strategic Bond - Service Class                                     -3.56%        1.51%            3.23%
Van Kampen LIT Emerging Growth - Class II                                      -39.17%       12.92%          14.70%
Van Kampen LIT Growth and Income - Class II                                    -14.67%       10.11%           9.90%
Van Kampen UIF Active International Allocation - Class II                      -27.82%        N/A            -13.39%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.56%         N/A            -0.25%
Van Kampen UIF U.S. Real Estate - Class II                                      1.29%         N/A             5.20%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.65%         N/A             0.20%
Global Asset Allocation - Class IB                                             -16.46%       3.06%            6.48%
Growth and Income - Class IB                                                   -14.38%       5.31%            9.56%
Health Sciences - Class IB                                                     -27.49%        N/A             1.08%
High Yield - Class IB                                                          -4.52%        -1.17%           5.07%
Income - Class IB                                                              -0.94%        3.17%            4.32%
International Growth - Class IB                                                -28.34%        N/A             6.82%
Investors - Class IB                                                           -32.42%        N/A            -5.44%
Money Market - Class IB                                                        -4.35%        2.22%            2.24%
New Opportunities - Class IB                                                   -37.69%       3.33%            9.20%
New Value - Class IB                                                           -4.84%         N/A             6.79%
Research - Class IB                                                            -26.59%        N/A             2.59%
Utilities Growth and Income - Class IB                                         -30.01%       3.09%            6.52%
Vista - Class IB                                                               -40.99%        N/A             4.69%
Voyager - Class IB                                                             -30.10%       7.33%           10.61%
Franklin Growth and Income Securities - Class 2                                -3.38%        9.55%           10.56%
Franklin Small Cap - Class 2                                                   -23.07%       7.78%           10.81%
Franklin Small Cap Value Securities - Class 2                                   5.45%         N/A            -0.26%
Mutual Shares Securities - Class II                                            -1.19%        7.40%            7.79%
Templeton Developing Markets Securities - Class 2                              -16.03%      -14.82%          -14.14%
Templeton Foreign Securities - Class 2                                         -23.80%       1.97%            7.29%
Templeton Global Income Securities - Class 2                                   -5.90%        -0.93%           1.94%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.25%        N/A            -9.20%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.85%       4.31%            9.40%
Oppenheimer Global Securities - Service Class                                  -20.06%       12.59%          11.46%
Oppenheimer High Income - Service Class                                        -6.29%        -2.14%           5.20%
Oppenheimer Main Street Growth & Income - Service Class                        -18.20%       3.94%           11.07%
Oppenheimer Main Street Small Cap - Service Class                              -8.54%         N/A             0.27%
Oppenheimer Multiple Strategies - Service Class                                -6.07%        5.93%            7.80%
Oppenheimer Strategic Bond - Service Class                                     -3.56%        1.51%            3.23%
Van Kampen LIT Emerging Growth - Class II                                      -39.17%       12.92%          14.70%
Van Kampen LIT Growth and Income - Class II                                    -14.67%       10.11%           9.90%
Van Kampen UIF Active International Allocation - Class II                      -27.82%        N/A            -13.39%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.56%         N/A            -0.25%
Van Kampen UIF U.S. Real Estate - Class II                                      1.29%         N/A             5.20%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.80%         N/A             0.04%
Global Asset Allocation - Class IB                                             -16.59%       2.90%            6.31%
Growth and Income - Class IB                                                   -14.51%       5.14%            9.39%
Health Sciences - Class IB                                                     -27.61%        N/A             0.92%
High Yield - Class IB                                                          -4.67%        -1.33%           4.91%
Income - Class IB                                                              -1.10%        3.01%            4.16%
International Growth - Class IB                                                -28.45%        N/A             6.65%
Investors - Class IB                                                           -32.54%        N/A            -5.59%
Money Market - Class IB                                                        -4.50%        2.06%            2.09%
New Opportunities - Class IB                                                   -37.79%       3.17%            9.04%
New Value - Class IB                                                           -5.00%         N/A             6.63%
Research - Class IB                                                            -26.71%        N/A             2.43%
Utilities Growth and Income - Class IB                                         -30.13%       2.93%            6.36%
Vista - Class IB                                                               -41.09%        N/A             4.53%
Voyager - Class IB                                                             -30.22%       7.17%           10.45%
Franklin Growth and Income Securities - Class 2                                -3.54%        9.38%           10.39%
Franklin Small Cap - Class 2                                                   -23.20%       7.62%           10.64%
Franklin Small Cap Value Securities - Class 2                                   5.28%         N/A            -0.41%
Mutual Shares Securities - Class II                                            -1.34%        7.24%            7.62%
Templeton Developing Markets Securities - Class 2                              -16.17%      -14.96%          -14.28%
Templeton Foreign Securities - Class 2                                         -23.93%       1.81%            7.13%
Templeton Global Income Securities - Class 2                                   -6.05%        -1.08%           1.78%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.37%        N/A            -9.35%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.95%       4.15%            9.23%
Oppenheimer Global Securities - Service Class                                  -20.19%       12.42%          11.29%
Oppenheimer High Income - Service Class                                        -6.44%        -2.30%           5.04%
Oppenheimer Main Street Growth & Income - Service Class                        -18.33%       3.78%           10.91%
Oppenheimer Main Street Small Cap - Service Class                              -8.68%         N/A             0.12%
Oppenheimer Multiple Strategies - Service Class                                -6.23%        5.77%            7.64%
Oppenheimer Strategic Bond - Service Class                                     -3.71%        1.36%            3.07%
Van Kampen LIT Emerging Growth - Class II                                      -39.27%       12.75%          14.53%
Van Kampen LIT Growth and Income - Class II                                    -14.80%       9.94%            9.74%
Van Kampen UIF Active International Allocation - Class II                      -27.94%        N/A            -13.53%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.39%         N/A            -0.40%
Van Kampen UIF U.S. Real Estate - Class II                                      1.13%         N/A             5.03%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.31%         N/A             0.56%
Global Asset Allocation - Class IB                                             -16.16%       3.48%            6.93%
Growth and Income - Class IB                                                   -14.07%       5.74%           10.04%
Health Sciences - Class IB                                                     -27.25%        N/A             1.46%
High Yield - Class IB                                                          -4.15%        -0.81%           5.52%
Income - Class IB                                                              -0.55%        3.57%            4.74%
International Growth - Class IB                                                -28.10%        N/A             7.28%
Investors - Class IB                                                           -32.21%        N/A            -5.08%
Money Market - Class IB                                                        -3.98%        2.61%            2.63%
New Opportunities - Class IB                                                   -37.51%       3.77%            9.69%
New Value - Class IB                                                           -4.48%         N/A             7.23%
Research - Class IB                                                            -26.35%        N/A             2.97%
Utilities Growth and Income - Class IB                                         -29.79%       3.52%            6.97%
Vista - Class IB                                                               -40.83%        N/A             5.15%
Voyager - Class IB                                                             -29.88%       7.80%           11.11%
Franklin Growth and Income Securities - Class 2                                -3.02%        10.01%          11.04%
Franklin Small Cap - Class 2                                                   -22.81%       8.24%           11.26%
Franklin Small Cap Value Securities - Class 2                                   5.87%         N/A             0.05%
Mutual Shares Securities - Class II                                            -0.80%        7.83%            8.19%
Templeton Developing Markets Securities - Class 2                              -15.73%      -14.62%          -13.95%
Templeton Foreign Securities - Class 2                                         -23.55%       2.38%            7.75%
Templeton Global Income Securities - Class 2                                   -5.55%        -0.57%           2.33%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.99%        N/A            -8.92%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.67%       4.75%            9.89%
Oppenheimer Global Securities - Service Class                                  -19.78%       13.08%          11.95%
Oppenheimer High Income - Service Class                                        -5.93%        -1.78%           5.65%
Oppenheimer Main Street Growth & Income - Service Class                        -17.91%       4.37%           11.57%
Oppenheimer Main Street Small Cap - Service Class                              -8.19%         N/A             0.65%
Oppenheimer Multiple Strategies - Service Class                                -5.72%        6.36%            8.26%
Oppenheimer Strategic Bond - Service Class                                     -3.19%        1.90%            3.62%
Van Kampen LIT Emerging Growth - Class II                                      -39.00%       13.43%          15.21%
Van Kampen LIT Growth and Income - Class II                                    -14.36%       10.58%          10.33%
Van Kampen UIF Active International Allocation - Class II                      -27.59%        N/A            -13.13%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.95%         N/A             0.07%
Van Kampen UIF U.S. Real Estate - Class II                                      1.69%         N/A             5.60%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.46%         N/A             0.40%
Global Asset Allocation - Class IB                                             -16.30%       3.32%            6.77%
Growth and Income - Class IB                                                   -14.21%       5.58%            9.87%
Health Sciences - Class IB                                                     -27.37%        N/A             1.30%
High Yield - Class IB                                                          -4.31%        -0.96%           5.36%
Income - Class IB                                                              -0.71%        3.41%            4.58%
International Growth - Class IB                                                -28.22%        N/A             7.11%
Investors - Class IB                                                           -32.33%        N/A            -5.23%
Money Market - Class IB                                                        -4.14%        2.45%            2.47%
New Opportunities - Class IB                                                   -37.61%       3.61%            9.52%
New Value - Class IB                                                           -4.63%         N/A             7.06%
Research - Class IB                                                            -26.47%        N/A             2.81%
Utilities Growth and Income - Class IB                                         -29.90%       3.36%            6.81%
Vista - Class IB                                                               -40.93%        N/A             4.99%
Voyager - Class IB                                                             -29.99%       7.64%           10.94%
Franklin Growth and Income Securities - Class 2                                -3.17%        9.84%           10.87%
Franklin Small Cap - Class 2                                                   -22.94%       8.07%           11.10%
Franklin Small Cap Value Securities - Class 2                                   5.70%         N/A            -0.10%
Mutual Shares Securities - Class II                                            -0.96%        7.67%            8.03%
Templeton Developing Markets Securities - Class 2                              -15.87%      -14.76%          -14.09%
Templeton Foreign Securities - Class 2                                         -23.67%       2.22%            7.59%
Templeton Global Income Securities - Class 2                                   -5.70%        -0.72%           2.18%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.12%        N/A            -9.07%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.77%       4.59%            9.72%
Oppenheimer Global Securities - Service Class                                  -19.91%       12.91%          11.78%
Oppenheimer High Income - Service Class                                        -6.09%        -1.93%           5.49%
Oppenheimer Main Street Growth & Income - Service Class                        -18.04%       4.21%           11.40%
Oppenheimer Main Street Small Cap - Service Class                              -8.34%         N/A             0.49%
Oppenheimer Multiple Strategies - Service Class                                -5.87%        6.20%            8.10%
Oppenheimer Strategic Bond - Service Class                                     -3.35%        1.74%            3.47%
Van Kampen LIT Emerging Growth - Class II                                      -39.10%       13.26%          15.04%
Van Kampen LIT Growth and Income - Class II                                    -14.50%       10.41%          10.16%
Van Kampen UIF Active International Allocation - Class II                      -27.71%        N/A            -13.27%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.79%         N/A            -0.09%
Van Kampen UIF U.S. Real Estate - Class II                                      1.53%         N/A             5.43%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.56%         N/A             0.29%
Global Asset Allocation - Class IB                                             -16.39%       3.21%            6.66%
Growth and Income - Class IB                                                   -14.30%       5.47%            9.76%
Health Sciences - Class IB                                                     -27.45%        N/A             1.19%
High Yield - Class IB                                                          -4.41%        -1.07%           5.26%
Income - Class IB                                                              -0.82%        3.30%            4.47%
International Growth - Class IB                                                -28.30%        N/A             7.00%
Investors - Class IB                                                           -32.40%        N/A            -5.33%
Money Market - Class IB                                                        -4.24%        2.34%            2.37%
New Opportunities - Class IB                                                   -37.68%       3.50%            9.41%
New Value - Class IB                                                           -4.74%         N/A             6.95%
Research - Class IB                                                            -26.55%        N/A             2.70%
Utilities Growth and Income - Class IB                                         -29.98%       3.25%            6.70%
Vista - Class IB                                                               -40.99%        N/A             4.88%
Voyager - Class IB                                                             -30.07%       7.53%           10.83%
Franklin Growth and Income Securities - Class 2                                -3.28%        9.72%           10.76%
Franklin Small Cap - Class 2                                                   -23.02%       7.96%           10.98%
Franklin Small Cap Value Securities - Class 2                                   5.59%         N/A            -0.21%
Mutual Shares Securities - Class II                                            -1.07%        7.56%            7.91%
Templeton Developing Markets Securities - Class 2                              -15.96%      -14.86%          -14.19%
Templeton Foreign Securities - Class 2                                         -23.75%       2.12%            7.48%
Templeton Global Income Securities - Class 2                                   -5.80%        -0.82%           2.07%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.20%        N/A            -9.16%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.84%       4.48%            9.61%
Oppenheimer Global Securities - Service Class                                  -20.00%       12.79%          11.67%
Oppenheimer High Income - Service Class                                        -6.19%        -2.04%           5.39%
Oppenheimer Main Street Growth & Income - Service Class                        -18.13%       4.10%           11.28%
Oppenheimer Main Street Small Cap - Service Class                              -8.44%         N/A             0.38%
Oppenheimer Multiple Strategies - Service Class                                -5.97%        6.09%            7.99%
Oppenheimer Strategic Bond - Service Class                                     -3.45%        1.63%            3.36%
Van Kampen LIT Emerging Growth - Class II                                      -39.17%       13.14%          14.92%
Van Kampen LIT Growth and Income - Class II                                    -14.59%       10.29%          10.05%
Van Kampen UIF Active International Allocation - Class II                      -27.78%        N/A            -13.36%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.68%         N/A            -0.19%
Van Kampen UIF U.S. Real Estate - Class II                                      1.42%         N/A             5.32%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.61%         N/A             0.24%
Global Asset Allocation - Class IB                                             -16.43%       3.16%            6.60%
Growth and Income - Class IB                                                   -14.34%       5.42%            9.71%
Health Sciences - Class IB                                                     -27.49%        N/A             1.14%
High Yield - Class IB                                                          -4.46%        -1.12%           5.20%
Income - Class IB                                                              -0.87%        3.25%            4.42%
International Growth - Class IB                                                -28.34%        N/A             6.95%
Investors - Class IB                                                           -32.44%        N/A            -5.38%
Money Market - Class IB                                                        -4.29%        2.29%            2.32%
New Opportunities - Class IB                                                   -37.72%       3.45%            9.36%
New Value - Class IB                                                           -4.79%         N/A             6.89%
Research - Class IB                                                            -26.59%        N/A             2.65%
Utilities Growth and Income - Class IB                                         -30.02%       3.20%            6.65%
Vista - Class IB                                                               -41.03%        N/A             4.82%
Voyager - Class IB                                                             -30.11%       7.47%           10.77%
Franklin Growth and Income Securities - Class 2                                -3.33%        9.67%           10.71%
Franklin Small Cap - Class 2                                                   -23.06%       7.90%           10.93%
Franklin Small Cap Value Securities - Class 2                                   5.53%         N/A            -0.26%
Mutual Shares Securities - Class II                                            -1.12%        7.50%            7.86%
Templeton Developing Markets Securities - Class 2                              -16.01%      -14.90%          -14.23%
Templeton Foreign Securities - Class 2                                         -23.80%       2.07%            7.42%
Templeton Global Income Securities - Class 2                                   -5.85%        -0.88%           2.02%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.24%        N/A            -9.21%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.87%       4.43%            9.55%
Oppenheimer Global Securities - Service Class                                  -20.04%       12.74%          11.61%
Oppenheimer High Income - Service Class                                        -6.24%        -2.09%           5.33%
Oppenheimer Main Street Growth & Income - Service Class                        -18.17%       4.05%           11.23%
Oppenheimer Main Street Small Cap - Service Class                              -8.49%         N/A             0.33%
Oppenheimer Multiple Strategies - Service Class                                -6.02%        6.04%            7.93%
Oppenheimer Strategic Bond - Service Class                                     -3.50%        1.58%            3.31%
Van Kampen LIT Emerging Growth - Class II                                      -39.21%       13.08%          14.86%
Van Kampen LIT Growth and Income - Class II                                    -14.64%       10.24%           9.99%
Van Kampen UIF Active International Allocation - Class II                      -27.82%        N/A            -13.41%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.63%         N/A            -0.24%
Van Kampen UIF U.S. Real Estate - Class II                                      1.36%         N/A             5.27%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.70%         N/A             0.14%
Global Asset Allocation - Class IB                                             -16.52%       3.05%            6.50%
Growth and Income - Class IB                                                   -14.44%       5.31%            9.60%
Health Sciences - Class IB                                                     -27.57%        N/A             1.03%
High Yield - Class IB                                                          -4.56%        -1.22%           5.10%
Income - Class IB                                                              -0.98%        3.14%            4.31%
International Growth - Class IB                                                -28.42%        N/A             6.84%
Investors - Class IB                                                           -32.51%        N/A            -5.48%
Money Market - Class IB                                                        -4.40%        2.18%            2.21%
New Opportunities - Class IB                                                   -37.79%       3.34%            9.25%
New Value - Class IB                                                           -4.89%         N/A             6.78%
Research - Class IB                                                            -26.67%        N/A             2.54%
Utilities Growth and Income - Class IB                                         -30.10%       3.09%            6.54%
Vista - Class IB                                                               -41.09%        N/A             4.71%
Voyager - Class IB                                                             -30.19%       7.36%           10.66%
Franklin Growth and Income Securities - Class 2                                -3.43%        9.56%           10.59%
Franklin Small Cap - Class 2                                                   -23.15%       7.79%           10.81%
Franklin Small Cap Value Securities - Class 2                                   5.42%         N/A            -0.37%
Mutual Shares Securities - Class II                                            -1.23%        7.39%            7.75%
Templeton Developing Markets Securities - Class 2                              -16.10%      -14.99%          -14.33%
Templeton Foreign Securities - Class 2                                         -23.88%       1.96%            7.32%
Templeton Global Income Securities - Class 2                                   -5.95%        -0.98%           1.91%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.32%        N/A            -9.31%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.94%       4.32%            9.44%
Oppenheimer Global Securities - Service Class                                  -20.13%       12.62%          11.50%
Oppenheimer High Income - Service Class                                        -6.34%        -2.19%           5.23%
Oppenheimer Main Street Growth & Income - Service Class                        -18.26%       3.94%           11.11%
Oppenheimer Main Street Small Cap - Service Class                              -8.59%         N/A             0.22%
Oppenheimer Multiple Strategies - Service Class                                -6.12%        5.93%            7.83%
Oppenheimer Strategic Bond - Service Class                                     -3.61%        1.48%            3.20%
Van Kampen LIT Emerging Growth - Class II                                      -39.27%       12.97%          14.75%
Van Kampen LIT Growth and Income - Class II                                    -14.73%       10.12%           9.88%
Van Kampen UIF Active International Allocation - Class II                      -27.90%        N/A            -13.50%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.52%         N/A            -0.35%
Van Kampen UIF U.S. Real Estate - Class II                                      1.25%         N/A             5.16%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.70%         N/A             0.14%
Global Asset Allocation - Class IB                                             -16.52%       3.05%            6.50%
Growth and Income - Class IB                                                   -14.44%       5.31%            9.60%
Health Sciences - Class IB                                                     -27.57%        N/A             1.03%
High Yield - Class IB                                                          -4.56%        -1.22%           5.10%
Income - Class IB                                                              -0.98%        3.14%            4.31%
International Growth - Class IB                                                -28.42%        N/A             6.84%
Investors - Class IB                                                           -32.51%        N/A            -5.48%
Money Market - Class IB                                                        -4.40%        2.18%            2.21%
New Opportunities - Class IB                                                   -37.79%       3.34%            9.25%
New Value - Class IB                                                           -4.89%         N/A             6.78%
Research - Class IB                                                            -26.67%        N/A             2.54%
Utilities Growth and Income - Class IB                                         -30.10%       3.09%            6.54%
Vista - Class IB                                                               -41.09%        N/A             4.71%
Voyager - Class IB                                                             -30.19%       7.36%           10.66%
Franklin Growth and Income Securities - Class 2                                -3.43%        9.56%           10.59%
Franklin Small Cap - Class 2                                                   -23.15%       7.79%           10.81%
Franklin Small Cap Value Securities - Class 2                                   5.42%         N/A            -0.37%
Mutual Shares Securities - Class II                                            -1.23%        7.39%            7.75%
Templeton Developing Markets Securities - Class 2                              -16.10%      -14.99%          -14.33%
Templeton Foreign Securities - Class 2                                         -23.88%       1.96%            7.32%
Templeton Global Income Securities - Class 2                                   -5.95%        -0.98%           1.91%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.32%        N/A            -9.31%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.94%       4.32%            9.44%
Oppenheimer Global Securities - Service Class                                  -20.13%       12.62%          11.50%
Oppenheimer High Income - Service Class                                        -6.34%        -2.19%           5.23%
Oppenheimer Main Street Growth & Income - Service Class                        -18.26%       3.94%           11.11%
Oppenheimer Main Street Small Cap - Service Class                              -8.59%         N/A             0.22%
Oppenheimer Multiple Strategies - Service Class                                -6.12%        5.93%            7.83%
Oppenheimer Strategic Bond - Service Class                                     -3.61%        1.48%            3.20%
Van Kampen LIT Emerging Growth - Class II                                      -39.27%       12.97%          14.75%
Van Kampen LIT Growth and Income - Class II                                    -14.73%       10.12%           9.88%
Van Kampen UIF Active International Allocation - Class II                      -27.90%        N/A            -13.50%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.52%         N/A            -0.35%
Van Kampen UIF U.S. Real Estate - Class II                                      1.25%         N/A             5.16%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.85%         N/A            -0.02%
Global Asset Allocation - Class IB                                             -16.66%       2.89%            6.33%
Growth and Income - Class IB                                                   -14.58%       5.14%            9.43%
Health Sciences - Class IB                                                     -27.69%        N/A             0.87%
High Yield - Class IB                                                          -4.72%        -1.37%           4.93%
Income - Class IB                                                              -1.14%        2.98%            4.15%
International Growth - Class IB                                                -28.54%        N/A             6.67%
Investors - Class IB                                                           -32.62%        N/A            -5.63%
Money Market - Class IB                                                        -4.55%        2.02%            2.05%
New Opportunities - Class IB                                                   -37.89%       3.18%            9.08%
New Value - Class IB                                                           -5.04%         N/A             6.62%
Research - Class IB                                                            -26.79%        N/A             2.38%
Utilities Growth and Income - Class IB                                         -30.21%       2.93%            6.38%
Vista - Class IB                                                               -41.19%        N/A             4.55%
Voyager - Class IB                                                             -30.30%       7.19%           10.49%
Franklin Growth and Income Securities - Class 2                                -3.58%        9.39%           10.43%
Franklin Small Cap - Class 2                                                   -23.27%       7.63%           10.64%
Franklin Small Cap Value Securities - Class 2                                   5.25%         N/A            -0.52%
Mutual Shares Securities - Class II                                            -1.39%        7.23%            7.58%
Templeton Developing Markets Securities - Class 2                              -16.23%      -15.13%          -14.47%
Templeton Foreign Securities - Class 2                                         -24.00%       1.80%            7.15%
Templeton Global Income Securities - Class 2                                   -6.10%        -1.13%           1.76%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.45%        N/A            -9.46%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -39.05%       4.16%            9.28%
Oppenheimer Global Securities - Service Class                                  -20.26%       12.45%          11.33%
Oppenheimer High Income - Service Class                                        -6.49%        -2.34%           5.07%
Oppenheimer Main Street Growth & Income - Service Class                        -18.40%       3.78%           10.95%
Oppenheimer Main Street Small Cap - Service Class                              -8.74%         N/A             0.06%
Oppenheimer Multiple Strategies - Service Class                                -6.27%        5.76%            7.66%
Oppenheimer Strategic Bond - Service Class                                     -3.76%        1.32%            3.04%
Van Kampen LIT Emerging Growth - Class II                                      -39.37%       12.79%          14.57%
Van Kampen LIT Growth and Income - Class II                                    -14.87%       9.95%            9.71%
Van Kampen UIF Active International Allocation - Class II                      -28.02%        N/A            -13.64%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.36%         N/A            -0.50%
Van Kampen UIF U.S. Real Estate - Class II                                      1.09%         N/A             4.99%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.85%         N/A            -0.02%
Global Asset Allocation - Class IB                                             -16.66%       2.89%            6.33%
Growth and Income - Class IB                                                   -14.58%       5.14%            9.43%
Health Sciences - Class IB                                                     -27.69%        N/A             0.87%
High Yield - Class IB                                                          -4.72%        -1.37%           4.93%
Income - Class IB                                                              -1.14%        2.98%            4.15%
International Growth - Class IB                                                -28.54%        N/A             6.67%
Investors - Class IB                                                           -32.62%        N/A            -5.63%
Money Market - Class IB                                                        -4.55%        2.02%            2.05%
New Opportunities - Class IB                                                   -37.89%       3.18%            9.08%
New Value - Class IB                                                           -5.04%         N/A             6.62%
Research - Class IB                                                            -26.79%        N/A             2.38%
Utilities Growth and Income - Class IB                                         -30.21%       2.93%            6.38%
Vista - Class IB                                                               -41.19%        N/A             4.55%
Voyager - Class IB                                                             -30.30%       7.19%           10.49%
Franklin Growth and Income Securities - Class 2                                -3.58%        9.39%           10.43%
Franklin Small Cap - Class 2                                                   -23.27%       7.63%           10.64%
Franklin Small Cap Value Securities - Class 2                                   5.25%         N/A            -0.52%
Mutual Shares Securities - Class II                                            -1.39%        7.23%            7.58%
Templeton Developing Markets Securities - Class 2                              -16.23%      -15.13%          -14.47%
Templeton Foreign Securities - Class 2                                         -24.00%       1.80%            7.15%
Templeton Global Income Securities - Class 2                                   -6.10%        -1.13%           1.76%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.45%        N/A            -9.46%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -39.05%       4.16%            9.28%
Oppenheimer Global Securities - Service Class                                  -20.26%       12.45%          11.33%
Oppenheimer High Income - Service Class                                        -6.49%        -2.34%           5.07%
Oppenheimer Main Street Growth & Income - Service Class                        -18.40%       3.78%           10.95%
Oppenheimer Main Street Small Cap - Service Class                              -8.74%         N/A             0.06%
Oppenheimer Multiple Strategies - Service Class                                -6.27%        5.76%            7.66%
Oppenheimer Strategic Bond - Service Class                                     -3.76%        1.32%            3.04%
Van Kampen LIT Emerging Growth - Class II                                      -39.37%       12.79%          14.57%
Van Kampen LIT Growth and Income - Class II                                    -14.87%       9.95%            9.71%
Van Kampen UIF Active International Allocation - Class II                      -28.02%        N/A            -13.64%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.36%         N/A            -0.50%
Van Kampen UIF U.S. Real Estate - Class II                                      1.09%         N/A             4.99%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -8.00%         N/A            -0.18%
Global Asset Allocation - Class IB                                             -16.79%       2.74%            6.17%
Growth and Income - Class IB                                                   -14.71%       4.98%            9.26%
Health Sciences - Class IB                                                     -27.81%        N/A             0.71%
High Yield - Class IB                                                          -4.87%        -1.53%           4.77%
Income - Class IB                                                              -1.30%        2.82%            4.00%
International Growth - Class IB                                                -28.65%        N/A             6.51%
Investors - Class IB                                                           -32.74%        N/A            -5.78%
Money Market - Class IB                                                        -4.70%        1.86%            1.90%
New Opportunities - Class IB                                                   -37.99%       3.02%            8.92%
New Value - Class IB                                                           -5.20%         N/A             6.45%
Research - Class IB                                                            -26.91%        N/A             2.22%
Utilities Growth and Income - Class IB                                         -30.33%       2.77%            6.22%
Vista - Class IB                                                               -41.29%        N/A             4.39%
Voyager - Class IB                                                             -30.42%       7.03%           10.33%
Franklin Growth and Income Securities - Class 2                                -3.74%        9.22%           10.26%
Franklin Small Cap - Class 2                                                   -23.40%       7.46%           10.47%
Franklin Small Cap Value Securities - Class 2                                   5.08%         N/A            -0.68%
Mutual Shares Securities - Class II                                            -1.54%        7.06%            7.42%
Templeton Developing Markets Securities - Class 2                              -16.37%      -15.27%          -14.61%
Templeton Foreign Securities - Class 2                                         -24.13%       1.64%            6.99%
Templeton Global Income Securities - Class 2                                   -6.25%        -1.29%           1.60%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.57%        N/A            -9.60%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -39.15%       4.00%            9.11%
Oppenheimer Global Securities - Service Class                                  -20.39%       12.28%          11.16%
Oppenheimer High Income - Service Class                                        -6.64%        -2.50%           4.90%
Oppenheimer Main Street Growth & Income - Service Class                        -18.53%       3.62%           10.78%
Oppenheimer Main Street Small Cap - Service Class                              -8.88%         N/A            -0.09%
Oppenheimer Multiple Strategies - Service Class                                -6.43%        5.60%            7.50%
Oppenheimer Strategic Bond - Service Class                                     -3.91%        1.16%            2.89%
Van Kampen LIT Emerging Growth - Class II                                      -39.47%       12.62%          14.40%
Van Kampen LIT Growth and Income - Class II                                    -15.00%       9.78%            9.54%
Van Kampen UIF Active International Allocation - Class II                      -28.14%        N/A            -13.78%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.19%         N/A            -0.66%
Van Kampen UIF U.S. Real Estate - Class II                                      0.93%         N/A             4.83%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).



                                   APPENDIX B

                         ALLSTATE ADVISOR PLUS CONTRACT

The Allstate Advisor Plus Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.

These Contract charges include a maximum withdrawal charge of 8.5% that declines to zero after eight years (not shown for non-standardized total
returns),   an  annual  contract  maintenance  charge  of  $30  (not  shown  for non-standardized total returns), and total Variable Account annual expenses of:

-    1.59% (without any optional benefit riders), or

- 1.74% with the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 1.84% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 1.89% with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 1.99% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 71 and 79 on the Rider Application
     Date), or

- 1.99% with the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.14% with the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 2.14% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.29% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date).

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.25% of the Income Base, assuming no additional purchase payments or withdrawals. Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.45% of the Income Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

The  standardized   total  returns  shown  below  also  include  the  4%  Credit
Enhancement available under the Allstate Advisor Plus Contract.

See the Expense Table in the Prospectus for more details.


Standardized Total Returns

Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. The following Variable Sub-Accounts commenced operations on April 30, 1999: The George Putnam Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam Research, Putnam Utilities Growth and Income, Putnam Vista and Putnam Voyager. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information.





(Without any optional benefits)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -4.48%         N/A            -1.71%
Global Asset Allocation - Class IB                                             -13.65%        N/A            -5.41%
Growth and Income - Class IB                                                   -11.48%        N/A            -5.60%
Health Sciences - Class IB                                                     -25.16%        N/A            4.12%
High Yield - Class IB                                                          -1.21%         N/A            -4.96%
Income - Class IB                                                               2.53%         N/A            2.02%
International Growth - Class IB                                                -26.04%        N/A            -1.24%
Investors - Class IB                                                           -30.30%        N/A           -13.68%
Money Market - Class IB                                                        -1.03%         N/A            2.02%
New Opportunities - Class IB                                                   -35.79%        N/A           -10.67%
New Value - Class IB                                                           -1.55%         N/A            1.60%
Research - Class IB                                                            -24.22%        N/A            -5.75%
Utilities Growth and Income - Class IB                                         -27.79%        N/A            -6.22%
Vista - Class IB                                                               -39.23%        N/A            -6.76%
Voyager - Class IB                                                             -27.88%        N/A            -5.54%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -4.63%         N/A            -1.86%
Global Asset Allocation - Class IB                                             -13.80%        N/A            -5.56%
Growth and Income - Class IB                                                   -11.63%        N/A            -5.75%
Health Sciences - Class IB                                                     -25.28%        N/A            3.95%
High Yield - Class IB                                                          -1.37%         N/A            -5.12%
Income - Class IB                                                               2.36%         N/A            1.86%
International Growth - Class IB                                                -26.16%        N/A            -1.40%
Investors - Class IB                                                           -30.42%        N/A           -13.83%
Money Market - Class IB                                                        -1.19%         N/A            1.86%
New Opportunities - Class IB                                                   -35.90%        N/A           -10.82%
New Value - Class IB                                                           -1.70%         N/A            1.44%
Research - Class IB                                                            -24.34%        N/A            -5.91%
Utilities Growth and Income - Class IB                                         -27.91%        N/A            -6.37%
Vista - Class IB                                                               -39.34%        N/A            -6.91%
Voyager - Class IB                                                             -28.00%        N/A            -5.69%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -4.73%         N/A            -1.97%
Global Asset Allocation - Class IB                                             -13.89%        N/A            -5.66%
Growth and Income - Class IB                                                   -11.73%        N/A            -5.85%
Health Sciences - Class IB                                                     -25.37%        N/A            3.84%
High Yield - Class IB                                                          -1.47%         N/A            -5.22%
Income - Class IB                                                               2.25%         N/A            1.75%
International Growth - Class IB                                                -26.24%        N/A            -1.50%
Investors - Class IB                                                           -30.50%        N/A           -13.92%
Money Market - Class IB                                                        -1.30%         N/A            1.75%
New Opportunities - Class IB                                                   -35.97%        N/A           -10.92%
New Value - Class IB                                                           -1.81%         N/A            1.33%
Research - Class IB                                                            -24.43%        N/A            -6.01%
Utilities Growth and Income - Class IB                                         -27.99%        N/A            -6.47%
Vista - Class IB                                                               -39.40%        N/A            -7.01%
Voyager - Class IB                                                             -28.08%        N/A            -5.79%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -4.79%         N/A            -2.02%
Global Asset Allocation - Class IB                                             -13.94%        N/A            -5.72%
Growth and Income - Class IB                                                   -11.77%        N/A            -5.91%
Health Sciences - Class IB                                                     -25.41%        N/A            3.78%
High Yield - Class IB                                                          -1.52%         N/A            -5.27%
Income - Class IB                                                               2.20%         N/A            1.69%
International Growth - Class IB                                                -26.28%        N/A            -1.56%
Investors - Class IB                                                           -30.53%        N/A           -13.97%
Money Market - Class IB                                                        -1.35%         N/A            1.69%
New Opportunities - Class IB                                                   -36.01%        N/A           -10.97%
New Value - Class IB                                                           -1.86%         N/A            1.28%
Research - Class IB                                                            -24.47%        N/A            -6.06%
Utilities Growth and Income - Class IB                                         -28.03%        N/A            -6.52%
Vista - Class IB                                                               -39.44%        N/A            -7.06%
Voyager - Class IB                                                             -28.12%        N/A            -5.85%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))
Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -4.89%         N/A            -2.13%
Global Asset Allocation - Class IB                                             -14.03%        N/A            -5.82%
Growth and Income - Class IB                                                   -11.87%        N/A            -6.01%
Health Sciences - Class IB                                                     -25.49%        N/A            3.67%
High Yield - Class IB                                                          -1.63%         N/A            -5.37%
Income - Class IB                                                               2.09%         N/A            1.59%
International Growth - Class IB                                                -26.37%        N/A            -1.66%
Investors - Class IB                                                           -30.61%        N/A           -14.06%
Money Market - Class IB                                                        -1.46%         N/A            1.59%
New Opportunities - Class IB                                                   -36.08%        N/A           -11.07%
New Value - Class IB                                                           -1.97%         N/A            1.17%
Research - Class IB                                                            -24.55%        N/A            -6.16%
Utilities Growth and Income - Class IB                                         -28.11%        N/A            -6.62%
Vista - Class IB                                                               -39.51%        N/A            -7.16%
Voyager - Class IB                                                             -28.20%        N/A            -5.95%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -4.89%         N/A            -2.13%
Global Asset Allocation - Class IB                                             -14.03%        N/A            -5.82%
Growth and Income - Class IB                                                   -11.87%        N/A            -6.01%
Health Sciences - Class IB                                                     -25.49%        N/A            3.67%
High Yield - Class IB                                                          -1.63%         N/A            -5.37%
Income - Class IB                                                               2.09%         N/A            1.59%
International Growth - Class IB                                                -26.37%        N/A            -1.66%
Investors - Class IB                                                           -30.61%        N/A           -14.06%
Money Market - Class IB                                                        -1.46%         N/A            1.59%
New Opportunities - Class IB                                                   -36.08%        N/A           -11.07%
New Value - Class IB                                                           -1.97%         N/A            1.17%
Research - Class IB                                                            -24.55%        N/A            -6.16%
Utilities Growth and Income - Class IB                                         -28.11%        N/A            -6.62%
Vista - Class IB                                                               -39.51%        N/A            -7.16%
Voyager - Class IB                                                             -28.20%        N/A            -5.95%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.04%         N/A            -2.29%
Global Asset Allocation - Class IB                                             -14.17%        N/A            -5.97%
Growth and Income - Class IB                                                   -12.01%        N/A            -6.16%
Health Sciences - Class IB                                                     -25.61%        N/A            3.51%
High Yield - Class IB                                                          -1.79%         N/A            -5.53%
Income - Class IB                                                               1.92%         N/A            1.42%
International Growth - Class IB                                                -26.49%        N/A            -1.82%
Investors - Class IB                                                           -30.73%        N/A           -14.21%
Money Market - Class IB                                                        -1.62%         N/A            1.42%
New Opportunities - Class IB                                                   -36.19%        N/A           -11.21%
New Value - Class IB                                                           -2.13%         N/A            1.01%
Research - Class IB                                                            -24.68%        N/A            -6.31%
Utilities Growth and Income - Class IB                                         -28.23%        N/A            -6.77%
Vista - Class IB                                                               -39.61%        N/A            -7.31%
Voyager - Class IB                                                             -28.32%        N/A            -6.10%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.04%         N/A            -2.29%
Global Asset Allocation - Class IB                                             -14.17%        N/A            -5.97%
Growth and Income - Class IB                                                   -12.01%        N/A            -6.16%
Health Sciences - Class IB                                                     -25.61%        N/A            3.51%
High Yield - Class IB                                                          -1.79%         N/A            -5.53%
Income - Class IB                                                               1.92%         N/A            1.42%
International Growth - Class IB                                                -26.49%        N/A            -1.82%
Investors - Class IB                                                           -30.73%        N/A           -14.21%
Money Market - Class IB                                                        -1.62%         N/A            1.42%
New Opportunities - Class IB                                                   -36.19%        N/A           -11.21%
New Value - Class IB                                                           -2.13%         N/A            1.01%
Research - Class IB                                                            -24.68%        N/A            -6.31%
Utilities Growth and Income - Class IB                                         -28.23%        N/A            -6.77%
Vista - Class IB                                                               -39.61%        N/A            -7.31%
Voyager - Class IB                                                             -28.32%        N/A            -6.10%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))
Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.20%         N/A            -2.44%
Global Asset Allocation - Class IB                                             -14.31%        N/A            -6.12%
Growth and Income - Class IB                                                   -12.16%        N/A            -6.31%
Health Sciences - Class IB                                                     -25.74%        N/A            3.34%
High Yield - Class IB                                                          -1.95%         N/A            -5.68%
Income - Class IB                                                               1.76%         N/A            1.26%
International Growth - Class IB                                                -26.61%        N/A            -1.98%
Investors - Class IB                                                           -30.84%        N/A           -14.35%
Money Market - Class IB                                                        -1.78%         N/A            1.26%
New Opportunities - Class IB                                                   -36.29%        N/A           -11.36%
New Value - Class IB                                                           -2.29%         N/A            0.84%
Research - Class IB                                                            -24.80%        N/A            -6.47%
Utilities Growth and Income - Class IB                                         -28.35%        N/A            -6.93%
Vista - Class IB                                                               -39.71%        N/A            -7.46%
Voyager - Class IB                                                             -28.44%        N/A            -6.25%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With Retirement Income Guarantee Rider 1)
Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -4.73%         N/A            -2.00%
Global Asset Allocation - Class IB                                             -13.90%        N/A            -5.69%
Growth and Income - Class IB                                                   -11.73%        N/A            -5.90%
Health Sciences - Class IB                                                     -25.41%        N/A            3.87%
High Yield - Class IB                                                          -1.46%         N/A            -5.26%
Income - Class IB                                                               2.28%         N/A            1.73%
International Growth - Class IB                                                -26.29%        N/A            -1.47%
Investors - Class IB                                                           -30.55%        N/A           -13.96%
Money Market - Class IB                                                        -1.28%         N/A            1.74%
New Opportunities - Class IB                                                   -36.04%        N/A           -10.92%
New Value - Class IB                                                           -1.80%         N/A            1.31%
Research - Class IB                                                            -24.47%        N/A            -6.02%
Utilities Growth and Income - Class IB                                         -28.04%        N/A            -6.49%
Vista - Class IB                                                               -39.48%        N/A            -7.00%
Voyager - Class IB                                                             -28.13%        N/A            -5.78%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)
Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -4.88%         N/A            -2.16%
Global Asset Allocation - Class IB                                             -14.05%        N/A            -5.84%
Growth and Income - Class IB                                                   -11.88%        N/A            -6.05%
Health Sciences - Class IB                                                     -25.53%        N/A            3.70%
High Yield - Class IB                                                          -1.62%         N/A            -5.42%
Income - Class IB                                                               2.11%         N/A            1.57%
International Growth - Class IB                                                -26.41%        N/A            -1.63%
Investors - Class IB                                                           -30.67%        N/A           -14.11%
Money Market - Class IB                                                        -1.44%         N/A            1.58%
New Opportunities - Class IB                                                   -36.15%        N/A           -11.07%
New Value - Class IB                                                           -1.95%         N/A            1.14%
Research - Class IB                                                            -24.59%        N/A            -6.17%
Utilities Growth and Income - Class IB                                         -28.16%        N/A            -6.64%
Vista - Class IB                                                               -39.59%        N/A            -7.15%
Voyager - Class IB                                                             -28.25%        N/A            -5.94%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -4.98%         N/A            -2.26%
Global Asset Allocation - Class IB                                             -14.14%        N/A            -5.95%
Growth and Income - Class IB                                                   -11.98%        N/A            -6.15%
Health Sciences - Class IB                                                     -25.62%        N/A            3.59%
High Yield - Class IB                                                          -1.72%         N/A            -5.52%
Income - Class IB                                                               2.00%         N/A            1.46%
International Growth - Class IB                                                -26.49%        N/A            -1.74%
Investors - Class IB                                                           -30.75%        N/A           -14.20%
Money Market - Class IB                                                        -1.55%         N/A            1.47%
New Opportunities - Class IB                                                   -36.22%        N/A           -11.17%
New Value - Class IB                                                           -2.06%         N/A            1.03%
Research - Class IB                                                            -24.68%        N/A            -6.27%
Utilities Growth and Income - Class IB                                         -28.24%        N/A            -6.75%
Vista - Class IB                                                               -39.65%        N/A            -7.25%
Voyager - Class IB                                                             -28.33%        N/A            -6.04%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the MAV Death Benefit Option and the Enhanced Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.04%         N/A            -2.32%
Global Asset Allocation - Class IB                                             -14.19%        N/A            -6.00%
Growth and Income - Class IB                                                   -12.02%        N/A            -6.21%
Health Sciences - Class IB                                                     -25.66%        N/A            3.53%
High Yield - Class IB                                                          -1.77%         N/A            -5.57%
Income - Class IB                                                               1.95%         N/A            1.41%
International Growth - Class IB                                                -26.53%        N/A            -1.79%
Investors - Class IB                                                           -30.78%        N/A           -14.25%
Money Market - Class IB                                                        -1.60%         N/A            1.41%
New Opportunities - Class IB                                                   -36.26%        N/A           -11.22%
New Value - Class IB                                                           -2.11%         N/A            0.98%
Research - Class IB                                                            -24.72%        N/A            -6.33%
Utilities Growth and Income - Class IB                                         -28.28%        N/A            -6.80%
Vista - Class IB                                                               -39.69%        N/A            -7.30%
Voyager - Class IB                                                             -28.37%        N/A            -6.09%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.14%         N/A            -2.42%
Global Asset Allocation - Class IB                                             -14.28%        N/A            -6.10%
Growth and Income - Class IB                                                   -12.12%        N/A            -6.31%
Health Sciences - Class IB                                                     -25.74%        N/A            3.42%
High Yield - Class IB                                                          -1.88%         N/A            -5.68%
Income - Class IB                                                               1.84%         N/A            1.30%
International Growth - Class IB                                                -26.62%        N/A            -1.90%
Investors - Class IB                                                           -30.86%        N/A           -14.34%
Money Market - Class IB                                                        -1.71%         N/A            1.31%
New Opportunities - Class IB                                                   -36.33%        N/A           -11.31%
New Value - Class IB                                                           -2.22%         N/A            0.87%
Research - Class IB                                                            -24.80%        N/A            -6.43%
Utilities Growth and Income - Class IB                                         -28.36%        N/A            -6.90%
Vista - Class IB                                                               -39.76%        N/A            -7.40%
Voyager - Class IB                                                             -28.45%        N/A            -6.19%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.14%         N/A            -2.42%
Global Asset Allocation - Class IB                                             -14.28%        N/A            -6.10%
Growth and Income - Class IB                                                   -12.12%        N/A            -6.31%
Health Sciences - Class IB                                                     -25.74%        N/A            3.42%
High Yield - Class IB                                                          -1.88%         N/A            -5.68%
Income - Class IB                                                               1.84%         N/A            1.30%
International Growth - Class IB                                                -26.62%        N/A            -1.90%
Investors - Class IB                                                           -30.86%        N/A           -14.34%
Money Market - Class IB                                                        -1.71%         N/A            1.31%
New Opportunities - Class IB                                                   -36.33%        N/A           -11.31%
New Value - Class IB                                                           -2.22%         N/A            0.87%
Research - Class IB                                                            -24.80%        N/A            -6.43%
Utilities Growth and Income - Class IB                                         -28.36%        N/A            -6.90%
Vista - Class IB                                                               -39.76%        N/A            -7.40%
Voyager - Class IB                                                             -28.45%        N/A            -6.19%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.29%         N/A            -2.58%
Global Asset Allocation - Class IB                                             -14.42%        N/A            -6.25%
Growth and Income - Class IB                                                   -12.26%        N/A            -6.46%
Health Sciences - Class IB                                                     -25.86%        N/A            3.26%
High Yield - Class IB                                                          -2.04%         N/A            -5.83%
Income - Class IB                                                               1.67%         N/A            1.13%
International Growth - Class IB                                                -26.74%        N/A            -2.06%
Investors - Class IB                                                           -30.98%        N/A           -14.49%
Money Market - Class IB                                                        -1.87%         N/A            1.14%
New Opportunities - Class IB                                                   -36.44%        N/A           -11.46%
New Value - Class IB                                                           -2.38%         N/A            0.71%
Research - Class IB                                                            -24.93%        N/A            -6.58%
Utilities Growth and Income - Class IB                                         -28.48%        N/A            -7.05%
Vista - Class IB                                                               -39.86%        N/A            -7.55%
Voyager - Class IB                                                             -28.57%        N/A            -6.35%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.29%         N/A            -2.58%
Global Asset Allocation - Class IB                                             -14.42%        N/A            -6.25%
Growth and Income - Class IB                                                   -12.26%        N/A            -6.46%
Health Sciences - Class IB                                                     -25.86%        N/A            3.26%
High Yield - Class IB                                                          -2.04%         N/A            -5.83%
Income - Class IB                                                               1.67%         N/A            1.13%
International Growth - Class IB                                                -26.74%        N/A            -2.06%
Investors - Class IB                                                           -30.98%        N/A           -14.49%
Money Market - Class IB                                                        -1.87%         N/A            1.14%
New Opportunities - Class IB                                                   -36.44%        N/A           -11.46%
New Value - Class IB                                                           -2.38%         N/A            0.71%
Research - Class IB                                                            -24.93%        N/A            -6.58%
Utilities Growth and Income - Class IB                                         -28.48%        N/A            -7.05%
Vista - Class IB                                                               -39.86%        N/A            -7.55%
Voyager - Class IB                                                             -28.57%        N/A            -6.35%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income
Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.45%         N/A            -2.74%
Global Asset Allocation - Class IB                                             -14.56%        N/A            -6.41%
Growth and Income - Class IB                                                   -12.41%        N/A            -6.61%
Health Sciences - Class IB                                                     -25.99%        N/A            3.09%
High Yield - Class IB                                                          -2.20%         N/A            -5.98%
Income - Class IB                                                               1.51%         N/A            0.97%
International Growth - Class IB                                                -26.86%        N/A            -2.22%
Investors - Class IB                                                           -31.09%        N/A           -14.63%
Money Market - Class IB                                                        -2.03%         N/A            0.98%
New Opportunities - Class IB                                                   -36.54%        N/A           -11.61%
New Value - Class IB                                                           -2.54%         N/A            0.55%
Research - Class IB                                                            -25.05%        N/A            -6.73%
Utilities Growth and Income - Class IB                                         -28.60%        N/A            -7.20%
Vista - Class IB                                                               -39.96%        N/A            -7.71%
Voyager - Class IB                                                             -28.69%        N/A            -6.50%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -4.93%         N/A            -2.24%
Global Asset Allocation - Class IB                                             -14.10%        N/A            -5.92%
Growth and Income - Class IB                                                   -11.93%        N/A            -6.14%
Health Sciences - Class IB                                                     -25.61%        N/A            3.66%
High Yield - Class IB                                                          -1.66%         N/A            -5.50%
Income - Class IB                                                               2.08%         N/A            1.50%
International Growth - Class IB                                                -26.49%        N/A            -1.67%
Investors - Class IB                                                           -30.75%        N/A           -14.19%
Money Market - Class IB                                                        -1.48%         N/A            1.52%
New Opportunities - Class IB                                                   -36.24%        N/A           -11.12%
New Value - Class IB                                                           -2.00%         N/A            1.07%
Research - Class IB                                                            -24.67%        N/A            -6.23%
Utilities Growth and Income - Class IB                                         -28.24%        N/A            -6.71%
Vista - Class IB                                                               -39.68%        N/A            -7.19%
Voyager - Class IB                                                             -28.33%        N/A            -5.98%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.08%         N/A            -2.40%
Global Asset Allocation - Class IB                                             -14.25%        N/A            -6.07%
Growth and Income - Class IB                                                   -12.08%        N/A            -6.29%
Health Sciences - Class IB                                                     -25.73%        N/A            3.50%
High Yield - Class IB                                                          -1.82%         N/A            -5.66%
Income - Class IB                                                               1.91%         N/A            1.34%
International Growth - Class IB                                                -26.61%        N/A            -1.82%
Investors - Class IB                                                           -30.87%        N/A           -14.33%
Money Market - Class IB                                                        -1.64%         N/A            1.35%
New Opportunities - Class IB                                                   -36.35%        N/A           -11.27%
New Value - Class IB                                                           -2.15%         N/A            0.90%
Research - Class IB                                                            -24.79%        N/A            -6.39%
Utilities Growth and Income - Class IB                                         -28.36%        N/A            -6.87%
Vista - Class IB                                                               -39.79%        N/A            -7.34%
Voyager - Class IB                                                             -28.45%        N/A            -6.14%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.18%         N/A            -2.50%
Global Asset Allocation - Class IB                                             -14.34%        N/A            -6.17%
Growth and Income - Class IB                                                   -12.18%        N/A            -6.40%
Health Sciences - Class IB                                                     -25.82%        N/A            3.39%
High Yield - Class IB                                                          -1.92%         N/A            -5.76%
Income - Class IB                                                               1.80%         N/A            1.23%
International Growth - Class IB                                                -26.69%        N/A            -1.93%
Investors - Class IB                                                           -30.95%        N/A           -14.43%
Money Market - Class IB                                                        -1.75%         N/A            1.24%
New Opportunities - Class IB                                                   -36.42%        N/A           -11.37%
New Value - Class IB                                                           -2.26%         N/A            0.80%
Research - Class IB                                                            -24.88%        N/A            -6.49%
Utilities Growth and Income - Class IB                                         -28.44%        N/A            -6.97%
Vista - Class IB                                                               -39.85%        N/A            -7.44%
Voyager - Class IB                                                             -28.53%        N/A            -6.24%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.24%         N/A            -2.56%
Global Asset Allocation - Class IB                                             -14.39%        N/A            -6.23%
Growth and Income - Class IB                                                   -12.22%        N/A            -6.45%
Health Sciences - Class IB                                                     -25.86%        N/A            3.33%
High Yield - Class IB                                                          -1.97%         N/A            -5.81%
Income - Class IB                                                               1.75%         N/A            1.17%
International Growth - Class IB                                                -26.73%        N/A            -1.98%
Investors - Class IB                                                           -30.98%        N/A           -14.47%
Money Market - Class IB                                                        -1.80%         N/A            1.19%
New Opportunities - Class IB                                                   -36.46%        N/A           -11.42%
New Value - Class IB                                                           -2.31%         N/A            0.74%
Research - Class IB                                                            -24.92%        N/A            -6.54%
Utilities Growth and Income - Class IB                                         -28.48%        N/A            -7.02%
Vista - Class IB                                                               -39.89%        N/A            -7.49%
Voyager - Class IB                                                             -28.57%        N/A            -6.29%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.34%         N/A            -2.66%
Global Asset Allocation - Class IB                                             -14.48%        N/A            -6.33%
Growth and Income - Class IB                                                   -12.32%        N/A            -6.55%
Health Sciences - Class IB                                                     -25.94%        N/A            3.22%
High Yield - Class IB                                                          -2.08%         N/A            -5.92%
Income - Class IB                                                               1.64%         N/A            1.07%
International Growth - Class IB                                                -26.82%        N/A            -2.09%
Investors - Class IB                                                           -31.06%        N/A           -14.57%
Money Market - Class IB                                                        -1.91%         N/A            1.08%
New Opportunities - Class IB                                                   -36.53%        N/A           -11.51%
New Value - Class IB                                                           -2.42%         N/A            0.63%
Research - Class IB                                                            -25.00%        N/A            -6.64%
Utilities Growth and Income - Class IB                                         -28.56%        N/A            -7.12%
Vista - Class IB                                                               -39.96%        N/A            -7.59%
Voyager - Class IB                                                             -28.65%        N/A            -6.39%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.34%         N/A            -2.66%
Global Asset Allocation - Class IB                                             -14.48%        N/A            -6.33%
Growth and Income - Class IB                                                   -12.32%        N/A            -6.55%
Health Sciences - Class IB                                                     -25.94%        N/A            3.22%
High Yield - Class IB                                                          -2.08%         N/A            -5.92%
Income - Class IB                                                               1.64%         N/A            1.07%
International Growth - Class IB                                                -26.82%        N/A            -2.09%
Investors - Class IB                                                           -31.06%        N/A           -14.57%
Money Market - Class IB                                                        -1.91%         N/A            1.08%
New Opportunities - Class IB                                                   -36.53%        N/A           -11.51%
New Value - Class IB                                                           -2.42%         N/A            0.63%
Research - Class IB                                                            -25.00%        N/A            -6.64%
Utilities Growth and Income - Class IB                                         -28.56%        N/A            -7.12%
Vista - Class IB                                                               -39.96%        N/A            -7.59%
Voyager - Class IB                                                             -28.65%        N/A            -6.39%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.49%         N/A            -2.82%
Global Asset Allocation - Class IB                                             -14.62%        N/A            -6.48%
Growth and Income - Class IB                                                   -12.46%        N/A            -6.70%
Health Sciences - Class IB                                                     -26.06%        N/A            3.05%
High Yield - Class IB                                                          -2.24%         N/A            -6.07%
Income - Class IB                                                               1.47%         N/A            0.90%
International Growth - Class IB                                                -26.94%        N/A            -2.25%
Investors - Class IB                                                           -31.18%        N/A           -14.71%
Money Market - Class IB                                                        -2.07%         N/A            0.92%
New Opportunities - Class IB                                                   -36.64%        N/A           -11.66%
New Value - Class IB                                                           -2.58%         N/A            0.47%
Research - Class IB                                                            -25.13%        N/A            -6.80%
Utilities Growth and Income - Class IB                                         -28.68%        N/A            -7.27%
Vista - Class IB                                                               -40.06%        N/A            -7.75%
Voyager - Class IB                                                             -28.77%        N/A            -6.55%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.49%         N/A            -2.82%
Global Asset Allocation - Class IB                                             -14.62%        N/A            -6.48%
Growth and Income - Class IB                                                   -12.46%        N/A            -6.70%
Health Sciences - Class IB                                                     -26.06%        N/A            3.05%
High Yield - Class IB                                                          -2.24%         N/A            -6.07%
Income - Class IB                                                               1.47%         N/A            0.90%
International Growth - Class IB                                                -26.94%        N/A            -2.25%
Investors - Class IB                                                           -31.18%        N/A           -14.71%
Money Market - Class IB                                                        -2.07%         N/A            0.92%
New Opportunities - Class IB                                                   -36.64%        N/A           -11.66%
New Value - Class IB                                                           -2.58%         N/A            0.47%
Research - Class IB                                                            -25.13%        N/A            -6.80%
Utilities Growth and Income - Class IB                                         -28.68%        N/A            -7.27%
Vista - Class IB                                                               -40.06%        N/A            -7.75%
Voyager - Class IB                                                             -28.77%        N/A            -6.55%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -5.65%         N/A            -2.98%
Global Asset Allocation - Class IB                                             -14.76%        N/A            -6.64%
Growth and Income - Class IB                                                   -12.61%        N/A            -6.86%
Health Sciences - Class IB                                                     -26.19%        N/A            2.89%
High Yield - Class IB                                                          -2.40%         N/A            -6.23%
Income - Class IB                                                               1.31%         N/A            0.74%
International Growth - Class IB                                                -27.06%        N/A            -2.41%
Investors - Class IB                                                           -31.29%        N/A           -14.86%
Money Market - Class IB                                                        -2.23%         N/A            0.75%
New Opportunities - Class IB                                                   -36.74%        N/A           -11.81%
New Value - Class IB                                                           -2.74%         N/A            0.31%
Research - Class IB                                                            -25.25%        N/A            -6.95%
Utilities Growth and Income - Class IB                                         -28.80%        N/A            -7.43%
Vista - Class IB                                                               -40.16%        N/A            -7.90%
Voyager - Class IB                                                             -28.89%        N/A            -6.70%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


Non-Standardized Total Returns

Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since its  inception  through  December  31,  2001.  The  following
Variable Sub-Accounts  commenced operations on April 30, 1999: The George Putnam
Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam
Health Sciences,  Putnam High Yield, Putnam Income, Putnam International Growth,
Putnam  Investors,  Putnam Money Market,  Putnam New  Opportunities,  Putnam New
Value,  Putnam Research,  Putnam  Utilities Growth and Income,  Putnam Vista and
Putnam Voyager. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information. The non-standardized total returns shown below do not include the 4% Credit Enhancement available under the Allstate Advisor Plus Contract or the $30 annual contract maintenance charge or withdrawal charge that may be imposed under the Contract.

(Without any optional benefits)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.14%         N/A            -0.38%
Global Asset Allocation - Class IB                                             -9.96%         N/A            -3.87%
Growth and Income - Class IB                                                   -7.88%         N/A            -4.04%
Health Sciences - Class IB                                                     -21.03%        N/A             5.10%
High Yield - Class IB                                                           2.01%         N/A            -3.45%
Income - Class IB                                                               5.60%         N/A             3.13%
International Growth - Class IB                                                -21.87%        N/A             0.04%
Investors - Class IB                                                           -25.97%        N/A            -11.57%
Money Market - Class IB                                                         2.17%         N/A             3.13%
New Opportunities - Class IB                                                   -31.25%        N/A            -8.79%
New Value - Class IB                                                            1.68%         N/A             2.73%
Research - Class IB                                                            -20.12%        N/A            -4.19%
Utilities Growth and Income - Class IB                                         -23.55%        N/A            -4.62%
Vista - Class IB                                                               -34.56%        N/A            -5.14%
Voyager - Class IB                                                             -23.64%        N/A            -4.00%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.29%         N/A            -0.53%
Global Asset Allocation - Class IB                                             -10.10%        N/A            -4.01%
Growth and Income - Class IB                                                   -8.02%         N/A            -4.18%
Health Sciences - Class IB                                                     -21.15%        N/A             4.95%
High Yield - Class IB                                                           1.85%         N/A            -3.59%
Income - Class IB                                                               5.44%         N/A             2.98%
International Growth - Class IB                                                -21.99%        N/A            -0.11%
Investors - Class IB                                                           -26.08%        N/A            -11.70%
Money Market - Class IB                                                         2.02%         N/A             2.97%
New Opportunities - Class IB                                                   -31.35%        N/A            -8.93%
New Value - Class IB                                                            1.53%         N/A             2.58%
Research - Class IB                                                            -20.24%        N/A            -4.34%
Utilities Growth and Income - Class IB                                         -23.67%        N/A            -4.77%
Vista - Class IB                                                               -34.66%        N/A            -5.28%
Voyager - Class IB                                                             -23.76%        N/A            -4.14%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.39%         N/A            -0.63%
Global Asset Allocation - Class IB                                             -10.19%        N/A            -4.11%
Growth and Income - Class IB                                                   -8.11%         N/A            -4.28%
Health Sciences - Class IB                                                     -21.23%        N/A             4.84%
High Yield - Class IB                                                           1.75%         N/A            -3.69%
Income - Class IB                                                               5.33%         N/A             2.87%
International Growth - Class IB                                                -22.07%        N/A            -0.21%
Investors - Class IB                                                           -26.16%        N/A            -11.79%
Money Market - Class IB                                                         1.92%         N/A             2.87%
New Opportunities - Class IB                                                   -31.42%        N/A            -9.02%
New Value - Class IB                                                            1.42%         N/A             2.48%
Research - Class IB                                                            -20.32%        N/A            -4.43%
Utilities Growth and Income - Class IB                                         -23.75%        N/A            -4.86%
Vista - Class IB                                                               -34.72%        N/A            -5.38%
Voyager - Class IB                                                             -23.83%        N/A            -4.24%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.44%         N/A            -0.68%
Global Asset Allocation - Class IB                                             -10.24%        N/A            -4.15%
Growth and Income - Class IB                                                   -8.16%         N/A            -4.33%
Health Sciences - Class IB                                                     -21.26%        N/A             4.79%
High Yield - Class IB                                                           1.70%         N/A            -3.73%
Income - Class IB                                                               5.28%         N/A             2.82%
International Growth - Class IB                                                -22.11%        N/A            -0.26%
Investors - Class IB                                                           -26.19%        N/A            -11.84%
Money Market - Class IB                                                         1.87%         N/A             2.82%
New Opportunities - Class IB                                                   -31.46%        N/A            -9.06%
New Value - Class IB                                                            1.37%         N/A             2.43%
Research - Class IB                                                            -20.36%        N/A            -4.48%
Utilities Growth and Income - Class IB                                         -23.78%        N/A            -4.91%
Vista - Class IB                                                               -34.76%        N/A            -5.42%
Voyager - Class IB                                                             -23.87%        N/A            -4.28%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.54%         N/A            -0.78%
Global Asset Allocation - Class IB                                             -10.33%        N/A            -4.25%
Growth and Income - Class IB                                                   -8.25%         N/A            -4.42%
Health Sciences - Class IB                                                     -21.34%        N/A             4.68%
High Yield - Class IB                                                           1.60%         N/A            -3.83%
Income - Class IB                                                               5.17%         N/A             2.72%
International Growth - Class IB                                                -22.19%        N/A            -0.36%
Investors - Class IB                                                           -26.27%        N/A            -11.92%
Money Market - Class IB                                                         1.76%         N/A             2.72%
New Opportunities - Class IB                                                   -31.53%        N/A            -9.15%
New Value - Class IB                                                            1.27%         N/A             2.32%
Research - Class IB                                                            -20.44%        N/A            -4.57%
Utilities Growth and Income - Class IB                                         -23.86%        N/A            -5.00%
Vista - Class IB                                                               -34.82%        N/A            -5.52%
Voyager - Class IB                                                             -23.95%        N/A            -4.38%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.54%         N/A            -0.78%
Global Asset Allocation - Class IB                                             -10.33%        N/A            -4.25%
Growth and Income - Class IB                                                   -8.25%         N/A            -4.42%
Health Sciences - Class IB                                                     -21.34%        N/A             4.68%
High Yield - Class IB                                                           1.60%         N/A            -3.83%
Income - Class IB                                                               5.17%         N/A             2.72%
International Growth - Class IB                                                -22.19%        N/A            -0.36%
Investors - Class IB                                                           -26.27%        N/A            -11.92%
Money Market - Class IB                                                         1.76%         N/A             2.72%
New Opportunities - Class IB                                                   -31.53%        N/A            -9.15%
New Value - Class IB                                                            1.27%         N/A             2.32%
Research - Class IB                                                            -20.44%        N/A            -4.57%
Utilities Growth and Income - Class IB                                         -23.86%        N/A            -5.00%
Vista - Class IB                                                               -34.82%        N/A            -5.52%
Voyager - Class IB                                                             -23.95%        N/A            -4.38%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.68%         N/A            -0.93%
Global Asset Allocation - Class IB                                             -10.46%        N/A            -4.39%
Growth and Income - Class IB                                                   -8.39%         N/A            -4.57%
Health Sciences - Class IB                                                     -21.46%        N/A             4.53%
High Yield - Class IB                                                           1.44%         N/A            -3.97%
Income - Class IB                                                               5.01%         N/A             2.57%
International Growth - Class IB                                                -22.30%        N/A            -0.51%
Investors - Class IB                                                           -26.38%        N/A            -12.06%
Money Market - Class IB                                                         1.61%         N/A             2.56%
New Opportunities - Class IB                                                   -31.63%        N/A            -9.29%
New Value - Class IB                                                            1.12%         N/A             2.17%
Research - Class IB                                                            -20.56%        N/A            -4.72%
Utilities Growth and Income - Class IB                                         -23.98%        N/A            -5.15%
Vista - Class IB                                                               -34.92%        N/A            -5.66%
Voyager - Class IB                                                             -24.06%        N/A            -4.52%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.68%         N/A            -0.93%
Global Asset Allocation - Class IB                                             -10.46%        N/A            -4.39%
Growth and Income - Class IB                                                   -8.39%         N/A            -4.57%
Health Sciences - Class IB                                                     -21.46%        N/A             4.53%
High Yield - Class IB                                                           1.44%         N/A            -3.97%
Income - Class IB                                                               5.01%         N/A             2.57%
International Growth - Class IB                                                -22.30%        N/A            -0.51%
Investors - Class IB                                                           -26.38%        N/A            -12.06%
Money Market - Class IB                                                         1.61%         N/A             2.56%
New Opportunities - Class IB                                                   -31.63%        N/A            -9.29%
New Value - Class IB                                                            1.12%         N/A             2.17%
Research - Class IB                                                            -20.56%        N/A            -4.72%
Utilities Growth and Income - Class IB                                         -23.98%        N/A            -5.15%
Vista - Class IB                                                               -34.92%        N/A            -5.66%
Voyager - Class IB                                                             -24.06%        N/A            -4.52%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.83%         N/A            -1.08%
Global Asset Allocation - Class IB                                             -10.60%        N/A            -4.54%
Growth and Income - Class IB                                                   -8.52%         N/A            -4.71%
Health Sciences - Class IB                                                     -21.58%        N/A             4.37%
High Yield - Class IB                                                           1.29%         N/A            -4.12%
Income - Class IB                                                               4.85%         N/A             2.41%
International Growth - Class IB                                                -22.42%        N/A            -0.66%
Investors - Class IB                                                           -26.49%        N/A            -12.19%
Money Market - Class IB                                                         1.46%         N/A             2.41%
New Opportunities - Class IB                                                   -31.73%        N/A            -9.43%
New Value - Class IB                                                            0.97%         N/A             2.02%
Research - Class IB                                                            -20.68%        N/A            -4.86%
Utilities Growth and Income - Class IB                                         -24.09%        N/A            -5.29%
Vista - Class IB                                                               -35.02%        N/A            -5.80%
Voyager - Class IB                                                             -24.18%        N/A            -4.67%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.39%         N/A            -0.67%
Global Asset Allocation - Class IB                                             -10.21%        N/A            -4.14%
Growth and Income - Class IB                                                   -8.13%         N/A            -4.33%
Health Sciences - Class IB                                                     -21.28%        N/A             4.86%
High Yield - Class IB                                                           1.76%         N/A            -3.74%
Income - Class IB                                                               5.35%         N/A             2.85%
International Growth - Class IB                                                -22.12%        N/A            -0.19%
Investors - Class IB                                                           -26.22%        N/A            -11.84%
Money Market - Class IB                                                         1.92%         N/A             2.85%
New Opportunities - Class IB                                                   -31.50%        N/A            -9.03%
New Value - Class IB                                                            1.43%         N/A             2.44%
Research - Class IB                                                            -20.37%        N/A            -4.45%
Utilities Growth and Income - Class IB                                         -23.80%        N/A            -4.89%
Vista - Class IB                                                               -34.81%        N/A            -5.37%
Voyager - Class IB                                                             -23.89%        N/A            -4.24%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.54%         N/A            -0.82%
Global Asset Allocation - Class IB                                             -10.35%        N/A            -4.29%
Growth and Income - Class IB                                                   -8.27%         N/A            -4.48%
Health Sciences - Class IB                                                     -21.40%        N/A             4.70%
High Yield - Class IB                                                           1.60%         N/A            -3.88%
Income - Class IB                                                               5.19%         N/A             2.69%
International Growth - Class IB                                                -22.24%        N/A            -0.34%
Investors - Class IB                                                           -26.33%        N/A            -11.97%
Money Market - Class IB                                                         1.77%         N/A             2.70%
New Opportunities - Class IB                                                   -31.60%        N/A            -9.17%
New Value - Class IB                                                            1.28%         N/A             2.29%
Research - Class IB                                                            -20.49%        N/A            -4.60%
Utilities Growth and Income - Class IB                                         -23.92%        N/A            -5.04%
Vista - Class IB                                                               -34.91%        N/A            -5.51%
Voyager - Class IB                                                             -24.01%        N/A            -4.38%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.64%         N/A            -0.92%
Global Asset Allocation - Class IB                                             -10.44%        N/A            -4.38%
Growth and Income - Class IB                                                   -8.36%         N/A            -4.57%
Health Sciences - Class IB                                                     -21.48%        N/A             4.59%
High Yield - Class IB                                                           1.50%         N/A            -3.98%
Income - Class IB                                                               5.08%         N/A             2.59%
International Growth - Class IB                                                -22.32%        N/A            -0.44%
Investors - Class IB                                                           -26.41%        N/A            -12.06%
Money Market - Class IB                                                         1.67%         N/A             2.60%
New Opportunities - Class IB                                                   -31.67%        N/A            -9.26%
New Value - Class IB                                                            1.17%         N/A             2.19%
Research - Class IB                                                            -20.57%        N/A            -4.69%
Utilities Growth and Income - Class IB                                         -24.00%        N/A            -5.13%
Vista - Class IB                                                               -34.97%        N/A            -5.61%
Voyager - Class IB                                                             -24.08%        N/A            -4.48%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A



(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.69%         N/A            -0.97%
Global Asset Allocation - Class IB                                             -10.49%        N/A            -4.43%
Growth and Income - Class IB                                                   -8.41%         N/A            -4.62%
Health Sciences - Class IB                                                     -21.51%        N/A             4.54%
High Yield - Class IB                                                           1.45%         N/A            -4.03%
Income - Class IB                                                               5.03%         N/A             2.54%
International Growth - Class IB                                                -22.36%        N/A            -0.49%
Investors - Class IB                                                           -26.44%        N/A            -12.11%
Money Market - Class IB                                                         1.62%         N/A             2.54%
New Opportunities - Class IB                                                   -31.71%        N/A            -9.30%
New Value - Class IB                                                            1.12%         N/A             2.14%
Research - Class IB                                                            -20.61%        N/A            -4.74%
Utilities Growth and Income - Class IB                                         -24.03%        N/A            -5.18%
Vista - Class IB                                                               -35.01%        N/A            -5.66%
Voyager - Class IB                                                             -24.12%        N/A            -4.52%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.79%         N/A            -1.07%
Global Asset Allocation - Class IB                                             -10.58%        N/A            -4.53%
Growth and Income - Class IB                                                   -8.50%         N/A            -4.72%
Health Sciences - Class IB                                                     -21.59%        N/A             4.44%
High Yield - Class IB                                                           1.35%         N/A            -4.12%
Income - Class IB                                                               4.92%         N/A             2.44%
International Growth - Class IB                                                -22.44%        N/A            -0.59%
Investors - Class IB                                                           -26.52%        N/A            -12.19%
Money Market - Class IB                                                         1.51%         N/A             2.44%
New Opportunities - Class IB                                                   -31.78%        N/A            -9.39%
New Value - Class IB                                                            1.02%         N/A             2.03%
Research - Class IB                                                            -20.69%        N/A            -4.83%
Utilities Growth and Income - Class IB                                         -24.11%        N/A            -5.27%
Vista - Class IB                                                               -35.07%        N/A            -5.75%
Voyager - Class IB                                                             -24.20%        N/A            -4.62%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A



(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.79%         N/A            -1.07%
Global Asset Allocation - Class IB                                             -10.58%        N/A            -4.53%
Growth and Income - Class IB                                                   -8.50%         N/A            -4.72%
Health Sciences - Class IB                                                     -21.59%        N/A             4.44%
High Yield - Class IB                                                           1.35%         N/A            -4.12%
Income - Class IB                                                               4.92%         N/A             2.44%
International Growth - Class IB                                                -22.44%        N/A            -0.59%
Investors - Class IB                                                           -26.52%        N/A            -12.19%
Money Market - Class IB                                                         1.51%         N/A             2.44%
New Opportunities - Class IB                                                   -31.78%        N/A            -9.39%
New Value - Class IB                                                            1.02%         N/A             2.03%
Research - Class IB                                                            -20.69%        N/A            -4.83%
Utilities Growth and Income - Class IB                                         -24.11%        N/A            -5.27%
Vista - Class IB                                                               -35.07%        N/A            -5.75%
Voyager - Class IB                                                             -24.20%        N/A            -4.62%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.93%         N/A            -1.22%
Global Asset Allocation - Class IB                                             -10.71%        N/A            -4.67%
Growth and Income - Class IB                                                   -8.64%         N/A            -4.86%
Health Sciences - Class IB                                                     -21.71%        N/A             4.28%
High Yield - Class IB                                                           1.19%         N/A            -4.27%
Income - Class IB                                                               4.76%         N/A             2.28%
International Growth - Class IB                                                -22.55%        N/A            -0.74%
Investors - Class IB                                                           -26.63%        N/A            -12.33%
Money Market - Class IB                                                         1.36%         N/A             2.29%
New Opportunities - Class IB                                                   -31.88%        N/A            -9.53%
New Value - Class IB                                                            0.87%         N/A             1.88%
Research - Class IB                                                            -20.81%        N/A            -4.98%
Utilities Growth and Income - Class IB                                         -24.23%        N/A            -5.42%
Vista - Class IB                                                               -35.17%        N/A            -5.89%
Voyager - Class IB                                                             -24.31%        N/A            -4.76%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.93%         N/A            -1.22%
Global Asset Allocation - Class IB                                             -10.71%        N/A            -4.67%
Growth and Income - Class IB                                                   -8.64%         N/A            -4.86%
Health Sciences - Class IB                                                     -21.71%        N/A             4.28%
High Yield - Class IB                                                           1.19%         N/A            -4.27%
Income - Class IB                                                               4.76%         N/A             2.28%
International Growth - Class IB                                                -22.55%        N/A            -0.74%
Investors - Class IB                                                           -26.63%        N/A            -12.33%
Money Market - Class IB                                                         1.36%         N/A             2.29%
New Opportunities - Class IB                                                   -31.88%        N/A            -9.53%
New Value - Class IB                                                            0.87%         N/A             1.88%
Research - Class IB                                                            -20.81%        N/A            -4.98%
Utilities Growth and Income - Class IB                                         -24.23%        N/A            -5.42%
Vista - Class IB                                                               -35.17%        N/A            -5.89%
Voyager - Class IB                                                             -24.31%        N/A            -4.76%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income
Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.08%         N/A            -1.37%
Global Asset Allocation - Class IB                                             -10.85%        N/A            -4.81%
Growth and Income - Class IB                                                   -8.77%         N/A            -5.00%
Health Sciences - Class IB                                                     -21.83%        N/A             4.12%
High Yield - Class IB                                                           1.04%         N/A            -4.41%
Income - Class IB                                                               4.60%         N/A             2.13%
International Growth - Class IB                                                -22.67%        N/A            -0.89%
Investors - Class IB                                                           -26.74%        N/A            -12.46%
Money Market - Class IB                                                         1.21%         N/A             2.13%
New Opportunities - Class IB                                                   -31.98%        N/A            -9.67%
New Value - Class IB                                                            0.72%         N/A             1.73%
Research - Class IB                                                            -20.93%        N/A            -5.12%
Utilities Growth and Income - Class IB                                         -24.34%        N/A            -5.56%
Vista - Class IB                                                               -35.27%        N/A            -6.03%
Voyager - Class IB                                                             -24.43%        N/A            -4.91%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.59%         N/A            -0.90%
Global Asset Allocation - Class IB                                             -10.41%        N/A            -4.36%
Growth and Income - Class IB                                                   -8.33%         N/A            -4.57%
Health Sciences - Class IB                                                     -21.48%        N/A             4.66%
High Yield - Class IB                                                           1.56%         N/A            -3.97%
Income - Class IB                                                               5.15%         N/A             2.62%
International Growth - Class IB                                                -22.32%        N/A            -0.38%
Investors - Class IB                                                           -26.42%        N/A            -12.06%
Money Market - Class IB                                                         1.72%         N/A             2.63%
New Opportunities - Class IB                                                   -31.70%        N/A            -9.22%
New Value - Class IB                                                            1.23%         N/A             2.21%
Research - Class IB                                                            -20.57%        N/A            -4.66%
Utilities Growth and Income - Class IB                                         -24.00%        N/A            -5.11%
Vista - Class IB                                                               -35.01%        N/A            -5.56%
Voyager - Class IB                                                             -24.09%        N/A            -4.43%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.74%         N/A            -1.05%
Global Asset Allocation - Class IB                                             -10.55%        N/A            -4.51%
Growth and Income - Class IB                                                   -8.47%         N/A            -4.71%
Health Sciences - Class IB                                                     -21.60%        N/A             4.50%
High Yield - Class IB                                                           1.40%         N/A            -4.12%
Income - Class IB                                                               4.99%         N/A             2.47%
International Growth - Class IB                                                -22.44%        N/A            -0.53%
Investors - Class IB                                                           -26.53%        N/A            -12.19%
Money Market - Class IB                                                         1.57%         N/A             2.48%
New Opportunities - Class IB                                                   -31.80%        N/A            -9.36%
New Value - Class IB                                                            1.08%         N/A             2.06%
Research - Class IB                                                            -20.69%        N/A            -4.80%
Utilities Growth and Income - Class IB                                         -24.12%        N/A            -5.25%
Vista - Class IB                                                               -35.11%        N/A            -5.70%
Voyager - Class IB                                                             -24.21%        N/A            -4.57%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A



(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.84%         N/A            -1.15%
Global Asset Allocation - Class IB                                             -10.64%        N/A            -4.60%
Growth and Income - Class IB                                                   -8.56%         N/A            -4.81%
Health Sciences - Class IB                                                     -21.68%        N/A             4.39%
High Yield - Class IB                                                           1.30%         N/A            -4.21%
Income - Class IB                                                               4.88%         N/A             2.36%
International Growth - Class IB                                                -22.52%        N/A            -0.63%
Investors - Class IB                                                           -26.61%        N/A            -12.28%
Money Market - Class IB                                                         1.47%         N/A             2.37%
New Opportunities - Class IB                                                   -31.87%        N/A            -9.45%
New Value - Class IB                                                            0.97%         N/A             1.95%
Research - Class IB                                                            -20.77%        N/A            -4.90%
Utilities Growth and Income - Class IB                                         -24.20%        N/A            -5.35%
Vista - Class IB                                                               -35.17%        N/A            -5.80%
Voyager - Class IB                                                             -24.28%        N/A            -4.67%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.89%         N/A            -1.20%
Global Asset Allocation - Class IB                                             -10.69%        N/A            -4.65%
Growth and Income - Class IB                                                   -8.61%         N/A            -4.85%
Health Sciences - Class IB                                                     -21.71%        N/A             4.34%
High Yield - Class IB                                                           1.25%         N/A            -4.26%
Income - Class IB                                                               4.83%         N/A             2.31%
International Growth - Class IB                                                -22.56%        N/A            -0.68%
Investors - Class IB                                                           -26.64%        N/A            -12.32%
Money Market - Class IB                                                         1.42%         N/A             2.32%
New Opportunities - Class IB                                                   -31.91%        N/A            -9.50%
New Value - Class IB                                                            0.92%         N/A             1.90%
Research - Class IB                                                            -20.81%        N/A            -4.95%
Utilities Growth and Income - Class IB                                         -24.23%        N/A            -5.39%
Vista - Class IB                                                               -35.21%        N/A            -5.84%
Voyager - Class IB                                                             -24.32%        N/A            -4.72%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.99%         N/A            -1.30%
Global Asset Allocation - Class IB                                             -10.78%        N/A            -4.75%
Growth and Income - Class IB                                                   -8.70%         N/A            -4.95%
Health Sciences - Class IB                                                     -21.79%        N/A             4.24%
High Yield - Class IB                                                           1.15%         N/A            -4.36%
Income - Class IB                                                               4.72%         N/A             2.21%
International Growth - Class IB                                                -22.64%        N/A            -0.78%
Investors - Class IB                                                           -26.72%        N/A            -12.41%
Money Market - Class IB                                                         1.31%         N/A             2.22%
New Opportunities - Class IB                                                   -31.98%        N/A            -9.59%
New Value - Class IB                                                            0.82%         N/A             1.80%
Research - Class IB                                                            -20.89%        N/A            -5.04%
Utilities Growth and Income - Class IB                                         -24.31%        N/A            -5.49%
Vista - Class IB                                                               -35.27%        N/A            -5.94%
Voyager - Class IB                                                             -24.40%        N/A            -4.81%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.99%         N/A            -1.30%
Global Asset Allocation - Class IB                                             -10.78%        N/A            -4.75%
Growth and Income - Class IB                                                   -8.70%         N/A            -4.95%
Health Sciences - Class IB                                                     -21.79%        N/A             4.24%
High Yield - Class IB                                                           1.15%         N/A            -4.36%
Income - Class IB                                                               4.72%         N/A             2.21%
International Growth - Class IB                                                -22.64%        N/A            -0.78%
Investors - Class IB                                                           -26.72%        N/A            -12.41%
Money Market - Class IB                                                         1.31%         N/A             2.22%
New Opportunities - Class IB                                                   -31.98%        N/A            -9.59%
New Value - Class IB                                                            0.82%         N/A             1.80%
Research - Class IB                                                            -20.89%        N/A            -5.04%
Utilities Growth and Income - Class IB                                         -24.31%        N/A            -5.49%
Vista - Class IB                                                               -35.27%        N/A            -5.94%
Voyager - Class IB                                                             -24.40%        N/A            -4.81%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.13%         N/A            -1.45%
Global Asset Allocation - Class IB                                             -10.91%        N/A            -4.89%
Growth and Income - Class IB                                                   -8.84%         N/A            -5.09%
Health Sciences - Class IB                                                     -21.91%        N/A             4.08%
High Yield - Class IB                                                           0.99%         N/A            -4.50%
Income - Class IB                                                               4.56%         N/A             2.05%
International Growth - Class IB                                                -22.75%        N/A            -0.93%
Investors - Class IB                                                           -26.83%        N/A            -12.54%
Money Market - Class IB                                                         1.16%         N/A             2.07%
New Opportunities - Class IB                                                   -32.08%        N/A            -9.72%
New Value - Class IB                                                            0.67%         N/A             1.65%
Research - Class IB                                                            -21.01%        N/A            -5.19%
Utilities Growth and Income - Class IB                                         -24.43%        N/A            -5.63%
Vista - Class IB                                                               -35.37%        N/A            -6.08%
Voyager - Class IB                                                             -24.51%        N/A            -4.96%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.13%         N/A            -1.45%
Global Asset Allocation - Class IB                                             -10.91%        N/A            -4.89%
Growth and Income - Class IB                                                   -8.84%         N/A            -5.09%
Health Sciences - Class IB                                                     -21.91%        N/A             4.08%
High Yield - Class IB                                                           0.99%         N/A            -4.50%
Income - Class IB                                                               4.56%         N/A             2.05%
International Growth - Class IB                                                -22.75%        N/A            -0.93%
Investors - Class IB                                                           -26.83%        N/A            -12.54%
Money Market - Class IB                                                         1.16%         N/A             2.07%
New Opportunities - Class IB                                                   -32.08%        N/A            -9.72%
New Value - Class IB                                                            0.67%         N/A             1.65%
Research - Class IB                                                            -21.01%        N/A            -5.19%
Utilities Growth and Income - Class IB                                         -24.43%        N/A            -5.63%
Vista - Class IB                                                               -35.37%        N/A            -6.08%
Voyager - Class IB                                                             -24.51%        N/A            -4.96%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.28%         N/A            -1.60%
Global Asset Allocation - Class IB                                             -11.05%        N/A            -5.03%
Growth and Income - Class IB                                                   -8.97%         N/A            -5.24%
Health Sciences - Class IB                                                     -22.03%        N/A             3.92%
High Yield - Class IB                                                           0.84%         N/A            -4.65%
Income - Class IB                                                               4.40%         N/A             1.90%
International Growth - Class IB                                                -22.87%        N/A            -1.08%
Investors - Class IB                                                           -26.94%        N/A            -12.68%
Money Market - Class IB                                                         1.01%         N/A             1.91%
New Opportunities - Class IB                                                   -32.18%        N/A            -9.86%
New Value - Class IB                                                            0.52%         N/A             1.49%
Research - Class IB                                                            -21.13%        N/A            -5.33%
Utilities Growth and Income - Class IB                                         -24.54%        N/A            -5.78%
Vista - Class IB                                                               -35.47%        N/A            -6.22%
Voyager - Class IB                                                             -24.63%        N/A            -5.10%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

Adjusted Historical Total Returns

Set out below are the adjusted historical total returns for each Variable
Sub-Account since the Portfolio's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Portfolios' historical performance since the inception of the Portfolios rather than the inception of the Variable Sub-Accounts. The adjusted historical total returns shown below include the 4% credit enhancement available under the Putnam
Allstate Advisor Plus Contract as well as the applicable contract maintenance charge and withdrawal charge under the Contract.


Variable Sub-Account                                       Inception Date of
                                                        Corresponding Portfolio

The George Putnam Fund of Boston - Class IB*                      04/30/98
Global Asset Allocation - Class IB*                               02/01/88
Growth and Income - Class IB*                                     02/01/88
Health Sciences - Class IB*                                       04/30/98
High Yield - Class IB*                                            02/01/88
Income - Class IB*                                                02/01/88
International Growth - Class IB*                                  01/02/97
Investors - Class IB*                                             04/30/98
Money Market - Class IB*                                          02/01/88
New Opportunities - Class IB*                                     05/02/94
New Value - Class IB*                                             01/02/97
Research - Class IB*                                              09/29/98
Utilities Growth and Income - Class IB*                           05/01/92
Vista - Class IB*                                                 01/02/97
Voyager - Class IB*                                               02/01/88
Franklin Growth and Income Securities - Class 2                   01/24/89
Franklin Small Cap - Class 2                                      10/31/95
Franklin Small Cap Value Securities - Class 2                     04/30/98
Mutual Shares Securities - Class II                               11/08/96
Templeton Developing Markets Securities - Class 2                 03/04/96
Templeton Foreign Securities - Class 2                            05/01/92
Templeton Global Income Securities - Class 2                      01/24/89
LSA Aggressive Growth                                             08/14/01
LSA Focused Equity                                                10/01/99
LSA Mid Cap Value                                                 08/14/01
Oppenheimer Aggressive Growth - Service Class                     08/15/86
Oppenheimer Global Securities - Service Class                     11/12/90
Oppenheimer High Income - Service Class                           04/30/86
Oppenheimer Main Street Growth & Income - Service Class           07/05/95
Oppenheimer Main Street Small Cap - Service Class                 05/01/98
Oppenheimer Multiple Strategies - Service Class                   02/09/87
Oppenheimer Strategic Bond - Service Class                        05/03/93
Van Kampen LIT Emerging Growth - Class II                         07/03/95
Van Kampen LIT Growth and Income - Class II                       12/23/96
Van Kampen UIF Active International Allocation - Class II         08/31/99
Van Kampen UIF Emerging Markets Debt - Class II                   06/16/97
Van Kampen UIF U.S. Real Estate - Class II                        03/03/97

* Each  of the  Portfolios  (Class  IB  shares)  corresponding  to the  Variable
Sub-Accounts  commenced  operations on April 30, 1998,  except for the Putnam VT
Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios
(Class IA shares),  adjusted to reflect the current  expenses of the  Portfolios
(Class IB shares). The inception dates for the Portfolios (Class IA shares) are shown in the above table.


(Without any optional benefits)
Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB*                                    -4.48%         N/A             0.17%
Global Asset Allocation - Class IB*                                             -13.65%       4.01%            7.34%
Growth and Income - Class IB*                                                   -11.48%       6.30%           10.43%
Health Sciences - Class IB*                                                     -25.16%        N/A             1.04%
High Yield - Class IB*                                                          -1.21%        -0.29%           5.92%
Income - Class IB*                                                               2.53%        4.15%            5.20%
International Growth - Class IB*                                                -26.04%        N/A             6.96%
Investors - Class IB*                                                           -30.30%        N/A            -5.62%
Money Market - Class IB*                                                        -1.03%        3.18%            3.14%
New Opportunities - Class IB*                                                   -35.79%       4.25%            9.48%
New Value - Class IB*                                                           -1.55%         N/A             6.96%
Research - Class IB*                                                            -24.22%        N/A             2.50%
Utilities Growth and Income - Class IB*                                         -27.79%       4.03%            6.97%
Vista - Class IB*                                                               -39.23%        N/A             4.79%
Voyager - Class IB*                                                             -27.88%       8.33%           11.48%
Franklin Growth and Income Securities - Class 2                                -0.03%        10.62%          11.44%
Franklin Small Cap - Class 2                                                   -20.55%       8.81%           11.13%
Franklin Small Cap Value Securities - Class 2                                   9.18%         N/A            -0.24%
Mutual Shares Securities - Class II                                             2.27%        8.45%            8.02%
Templeton Developing Markets Securities - Class 2                              -13.21%      -14.26%          -14.25%
Templeton Foreign Securities - Class 2                                         -21.31%       2.90%            7.73%
Templeton Global Income Securities - Class 2                                   -2.65%        -0.03%           2.82%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -20.74%        N/A            -9.70%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.00%       5.27%           10.25%
Oppenheimer Global Securities - Service Class                                  -17.41%       13.70%          12.34%
Oppenheimer High Income - Service Class                                        -3.05%        -1.29%           6.04%
Oppenheimer Main Street Growth & Income - Service Class                        -15.47%       4.89%           11.37%
Oppenheimer Main Street Small Cap - Service Class                              -5.40%         N/A             0.23%
Oppenheimer Multiple Strategies - Service Class                                -2.83%        6.95%            8.68%
Oppenheimer Strategic Bond - Service Class                                     -0.21%        2.46%            3.72%
Van Kampen LIT Emerging Growth - Class II                                      -37.34%       14.02%          15.04%
Van Kampen LIT Growth and Income - Class II                                    -11.79%       11.18%          10.14%
Van Kampen UIF Active International Allocation - Class II                      -25.50%        N/A            -13.94%
Van Kampen UIF Emerging Markets Debt - Class II                                 5.12%         N/A            -0.13%
Van Kampen UIF U.S. Real Estate - Class II                                      4.85%         N/A             5.36%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).



(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -4.63%         N/A             0.01%
Global Asset Allocation - Class IB                                             -13.80%       3.84%            7.18%
Growth and Income - Class IB                                                   -11.63%       6.13%           10.26%
Health Sciences - Class IB                                                     -25.28%        N/A             0.88%
High Yield - Class IB                                                          -1.37%        -0.45%           5.77%
Income - Class IB                                                               2.36%        3.99%            5.04%
International Growth - Class IB                                                -26.16%        N/A             6.79%
Investors - Class IB                                                           -30.42%        N/A            -5.77%
Money Market - Class IB                                                        -1.19%        3.02%            2.98%
New Opportunities - Class IB                                                   -35.90%       4.08%            9.31%
New Value - Class IB                                                           -1.70%         N/A             6.80%
Research - Class IB                                                            -24.34%        N/A             2.33%
Utilities Growth and Income - Class IB                                         -27.91%       3.87%            6.81%
Vista - Class IB                                                               -39.34%        N/A             4.63%
Voyager - Class IB                                                             -28.00%       8.17%           11.31%
Franklin Growth and Income Securities - Class 2                                -0.19%        10.45%          11.27%
Franklin Small Cap - Class 2                                                   -20.68%       8.65%           10.96%
Franklin Small Cap Value Securities - Class 2                                   9.01%         N/A            -0.40%
Mutual Shares Securities - Class II                                             2.10%        8.29%            7.86%
Templeton Developing Markets Securities - Class 2                              -13.35%      -14.40%          -14.39%
Templeton Foreign Securities - Class 2                                         -21.44%       2.74%            7.57%
Templeton Global Income Securities - Class 2                                   -2.81%        -0.19%           2.67%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -20.87%        N/A            -9.85%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.10%       5.10%           10.08%
Oppenheimer Global Securities - Service Class                                  -17.54%       13.53%          12.17%
Oppenheimer High Income - Service Class                                        -3.21%        -1.44%           5.88%
Oppenheimer Main Street Growth & Income - Service Class                        -15.61%       4.73%           11.20%
Oppenheimer Main Street Small Cap - Service Class                              -5.55%         N/A             0.07%
Oppenheimer Multiple Strategies - Service Class                                -2.99%        6.79%            8.52%
Oppenheimer Strategic Bond - Service Class                                     -0.37%        2.30%            3.56%
Van Kampen LIT Emerging Growth - Class II                                      -37.45%       13.84%          14.86%
Van Kampen LIT Growth and Income - Class II                                    -11.93%       11.01%           9.97%
Van Kampen UIF Active International Allocation - Class II                      -25.63%        N/A            -14.08%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.96%         N/A            -0.29%
Van Kampen UIF U.S. Real Estate - Class II                                      4.68%         N/A             5.20%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -4.73%         N/A            -0.10%
Global Asset Allocation - Class IB                                             -13.89%       3.74%            7.07%
Growth and Income - Class IB                                                   -11.73%       6.02%           10.15%
Health Sciences - Class IB                                                     -25.37%        N/A             0.77%
High Yield - Class IB                                                          -1.47%        -0.55%           5.66%
Income - Class IB                                                               2.25%        3.88%            4.94%
International Growth - Class IB                                                -26.24%        N/A             6.68%
Investors - Class IB                                                           -30.50%        N/A            -5.87%
Money Market - Class IB                                                        -1.30%        2.91%            2.88%
New Opportunities - Class IB                                                   -35.97%       3.97%            9.20%
New Value - Class IB                                                           -1.81%         N/A             6.68%
Research - Class IB                                                            -24.43%        N/A             2.23%
Utilities Growth and Income - Class IB                                         -27.99%       3.76%            6.71%
Vista - Class IB                                                               -39.40%        N/A             4.52%
Voyager - Class IB                                                             -28.08%       8.06%           11.20%
Franklin Growth and Income Securities - Class 2                                -0.29%        10.34%          11.16%
Franklin Small Cap - Class 2                                                   -20.77%       8.53%           10.85%
Franklin Small Cap Value Securities - Class 2                                   8.89%         N/A            -0.51%
Mutual Shares Securities - Class II                                             1.99%        8.17%            7.75%
Templeton Developing Markets Securities - Class 2                              -13.45%      -14.50%          -14.49%
Templeton Foreign Securities - Class 2                                         -21.53%       2.63%            7.47%
Templeton Global Income Securities - Class 2                                   -2.91%        -0.29%           2.56%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -20.95%        N/A            -9.95%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.17%       4.99%            9.97%
Oppenheimer Global Securities - Service Class                                  -17.63%       13.41%          12.06%
Oppenheimer High Income - Service Class                                        -3.31%        -1.55%           5.78%
Oppenheimer Main Street Growth & Income - Service Class                        -15.70%       4.62%           11.09%
Oppenheimer Main Street Small Cap - Service Class                              -5.65%         N/A            -0.04%
Oppenheimer Multiple Strategies - Service Class                                -3.09%        6.68%            8.41%
Oppenheimer Strategic Bond - Service Class                                     -0.48%        2.19%            3.46%
Van Kampen LIT Emerging Growth - Class II                                      -37.52%       13.72%          14.74%
Van Kampen LIT Growth and Income - Class II                                    -12.03%       10.90%           9.86%
Van Kampen UIF Active International Allocation - Class II                      -25.71%        N/A            -14.18%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.84%         N/A            -0.40%
Van Kampen UIF U.S. Real Estate - Class II                                      4.57%         N/A             5.09%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -4.79%         N/A            -0.15%
Global Asset Allocation - Class IB                                             -13.94%       3.68%            7.02%
Growth and Income - Class IB                                                   -11.77%       5.97%           10.09%
Health Sciences - Class IB                                                     -25.41%        N/A             0.72%
High Yield - Class IB                                                          -1.52%        -0.61%           5.61%
Income - Class IB                                                               2.20%        3.82%            4.89%
International Growth - Class IB                                                -26.28%        N/A             6.62%
Investors - Class IB                                                           -30.53%        N/A            -5.92%
Money Market - Class IB                                                        -1.35%        2.85%            2.83%
New Opportunities - Class IB                                                   -36.01%       3.92%            9.15%
New Value - Class IB                                                           -1.86%         N/A             6.63%
Research - Class IB                                                            -24.47%        N/A             2.17%
Utilities Growth and Income - Class IB                                         -28.03%       3.70%            6.65%
Vista - Class IB                                                               -39.44%        N/A             4.46%
Voyager - Class IB                                                             -28.12%       8.00%           11.14%
Franklin Growth and Income Securities - Class 2                                -0.35%        10.28%          11.11%
Franklin Small Cap - Class 2                                                   -20.81%       8.48%           10.79%
Franklin Small Cap Value Securities - Class 2                                   8.84%         N/A            -0.56%
Mutual Shares Securities - Class II                                             1.94%        8.12%            7.69%
Templeton Developing Markets Securities - Class 2                              -13.50%      -14.55%          -14.54%
Templeton Foreign Securities - Class 2                                         -21.57%       2.58%            7.41%
Templeton Global Income Securities - Class 2                                   -2.96%        -0.34%           2.51%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.00%        N/A            -10.00%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.21%       4.94%            9.92%
Oppenheimer Global Securities - Service Class                                  -17.68%       13.35%          12.00%
Oppenheimer High Income - Service Class                                        -3.37%        -1.60%           5.73%
Oppenheimer Main Street Growth & Income - Service Class                        -15.74%       4.57%           11.03%
Oppenheimer Main Street Small Cap - Service Class                              -5.70%         N/A            -0.09%
Oppenheimer Multiple Strategies - Service Class                                -3.14%        6.62%            8.35%
Oppenheimer Strategic Bond - Service Class                                     -0.53%        2.14%            3.41%
Van Kampen LIT Emerging Growth - Class II                                      -37.55%       13.67%          14.69%
Van Kampen LIT Growth and Income - Class II                                    -12.07%       10.84%           9.80%
Van Kampen UIF Active International Allocation - Class II                      -25.75%        N/A            -14.23%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.79%         N/A            -0.45%
Van Kampen UIF U.S. Real Estate - Class II                                      4.51%         N/A             5.03%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -4.89%         N/A            -0.26%
Global Asset Allocation - Class IB                                             -14.03%       3.57%            6.91%
Growth and Income - Class IB                                                   -11.87%       5.86%            9.98%
Health Sciences - Class IB                                                     -25.49%        N/A             0.61%
High Yield - Class IB                                                          -1.63%        -0.71%           5.50%
Income - Class IB                                                               2.09%        3.72%            4.78%
International Growth - Class IB                                                -26.37%        N/A             6.51%
Investors - Class IB                                                           -30.61%        N/A            -6.02%
Money Market - Class IB                                                        -1.46%        2.75%            2.72%
New Opportunities - Class IB                                                   -36.08%       3.81%            9.04%
New Value - Class IB                                                           -1.97%         N/A             6.52%
Research - Class IB                                                            -24.55%        N/A             2.06%
Utilities Growth and Income - Class IB                                         -28.11%       3.60%            6.55%
Vista - Class IB                                                               -39.51%        N/A             4.35%
Voyager - Class IB                                                             -28.20%       7.89%           11.03%
Franklin Growth and Income Securities - Class 2                                -0.45%        10.17%          11.00%
Franklin Small Cap - Class 2                                                   -20.90%       8.37%           10.68%
Franklin Small Cap Value Securities - Class 2                                   8.72%         N/A            -0.67%
Mutual Shares Securities - Class II                                             1.83%        8.01%            7.58%
Templeton Developing Markets Securities - Class 2                              -13.59%      -14.64%          -14.63%
Templeton Foreign Securities - Class 2                                         -21.66%       2.47%            7.30%
Templeton Global Income Securities - Class 2                                   -3.07%        -0.45%           2.41%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.08%        N/A            -10.10%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.28%       4.83%            9.81%
Oppenheimer Global Securities - Service Class                                  -17.77%       13.24%          11.89%
Oppenheimer High Income - Service Class                                        -3.47%        -1.70%           5.62%
Oppenheimer Main Street Growth & Income - Service Class                        -15.84%       4.46%           10.92%
Oppenheimer Main Street Small Cap - Service Class                              -5.81%         N/A            -0.20%
Oppenheimer Multiple Strategies - Service Class                                -3.25%        6.51%            8.24%
Oppenheimer Strategic Bond - Service Class                                     -0.64%        2.03%            3.30%
Van Kampen LIT Emerging Growth - Class II                                      -37.62%       13.55%          14.57%
Van Kampen LIT Growth and Income - Class II                                    -12.17%       10.73%           9.69%
Van Kampen UIF Active International Allocation - Class II                      -25.83%        N/A            -14.32%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.68%         N/A            -0.56%
Van Kampen UIF U.S. Real Estate - Class II                                      4.40%         N/A             4.92%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -4.89%         N/A            -0.26%
Global Asset Allocation - Class IB                                             -14.03%       3.57%            6.91%
Growth and Income - Class IB                                                   -11.87%       5.86%            9.98%
Health Sciences - Class IB                                                     -25.49%        N/A             0.61%
High Yield - Class IB                                                          -1.63%        -0.71%           5.50%
Income - Class IB                                                               2.09%        3.72%            4.78%
International Growth - Class IB                                                -26.37%        N/A             6.51%
Investors - Class IB                                                           -30.61%        N/A            -6.02%
Money Market - Class IB                                                        -1.46%        2.75%            2.72%
New Opportunities - Class IB                                                   -36.08%       3.81%            9.04%
New Value - Class IB                                                           -1.97%         N/A             6.52%
Research - Class IB                                                            -24.55%        N/A             2.06%
Utilities Growth and Income - Class IB                                         -28.11%       3.60%            6.55%
Vista - Class IB                                                               -39.51%        N/A             4.35%
Voyager - Class IB                                                             -28.20%       7.89%           11.03%
Franklin Growth and Income Securities - Class 2                                -0.45%        10.17%          11.00%
Franklin Small Cap - Class 2                                                   -20.90%       8.37%           10.68%
Franklin Small Cap Value Securities - Class 2                                   8.72%         N/A            -0.67%
Mutual Shares Securities - Class II                                             1.83%        8.01%            7.58%
Templeton Developing Markets Securities - Class 2                              -13.59%      -14.64%          -14.63%
Templeton Foreign Securities - Class 2                                         -21.66%       2.47%            7.30%
Templeton Global Income Securities - Class 2                                   -3.07%        -0.45%           2.41%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.08%        N/A            -10.10%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.28%       4.83%            9.81%
Oppenheimer Global Securities - Service Class                                  -17.77%       13.24%          11.89%
Oppenheimer High Income - Service Class                                        -3.47%        -1.70%           5.62%
Oppenheimer Main Street Growth & Income - Service Class                        -15.84%       4.46%           10.92%
Oppenheimer Main Street Small Cap - Service Class                              -5.81%         N/A            -0.20%
Oppenheimer Multiple Strategies - Service Class                                -3.25%        6.51%            8.24%
Oppenheimer Strategic Bond - Service Class                                     -0.64%        2.03%            3.30%
Van Kampen LIT Emerging Growth - Class II                                      -37.62%       13.55%          14.57%
Van Kampen LIT Growth and Income - Class II                                    -12.17%       10.73%           9.69%
Van Kampen UIF Active International Allocation - Class II                      -25.83%        N/A            -14.32%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.68%         N/A            -0.56%
Van Kampen UIF U.S. Real Estate - Class II                                      4.40%         N/A             4.92%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.04%         N/A            -0.42%
Global Asset Allocation - Class IB                                             -14.17%       3.41%            6.75%
Growth and Income - Class IB                                                   -12.01%       5.69%            9.82%
Health Sciences - Class IB                                                     -25.61%        N/A             0.45%
High Yield - Class IB                                                          -1.79%        -0.87%           5.34%
Income - Class IB                                                               1.92%        3.55%            4.62%
International Growth - Class IB                                                -26.49%        N/A             6.34%
Investors - Class IB                                                           -30.73%        N/A            -6.17%
Money Market - Class IB                                                        -1.62%        2.59%            2.57%
New Opportunities - Class IB                                                   -36.19%       3.65%            8.87%
New Value - Class IB                                                           -2.13%         N/A             6.35%
Research - Class IB                                                            -24.68%        N/A             1.90%
Utilities Growth and Income - Class IB                                         -28.23%       3.43%            6.39%
Vista - Class IB                                                               -39.61%        N/A             4.19%
Voyager - Class IB                                                             -28.32%       7.72%           10.86%
Franklin Growth and Income Securities - Class 2                                -0.61%        10.00%          10.83%
Franklin Small Cap - Class 2                                                   -21.03%       8.20%           10.51%
Franklin Small Cap Value Securities - Class 2                                   8.55%         N/A            -0.83%
Mutual Shares Securities - Class II                                             1.66%        7.84%            7.41%
Templeton Developing Markets Securities - Class 2                              -13.73%      -14.78%          -14.78%
Templeton Foreign Securities - Class 2                                         -21.79%       2.31%            7.14%
Templeton Global Income Securities - Class 2                                   -3.23%        -0.61%           2.26%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.21%        N/A            -10.24%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.39%       4.67%            9.64%
Oppenheimer Global Securities - Service Class                                  -17.90%       13.06%          11.72%
Oppenheimer High Income - Service Class                                        -3.63%        -1.86%           5.46%
Oppenheimer Main Street Growth & Income - Service Class                        -15.97%       4.29%           10.75%
Oppenheimer Main Street Small Cap - Service Class                              -5.96%         N/A            -0.36%
Oppenheimer Multiple Strategies - Service Class                                -3.41%        6.34%            8.08%
Oppenheimer Strategic Bond - Service Class                                     -0.80%        1.87%            3.15%
Van Kampen LIT Emerging Growth - Class II                                      -37.72%       13.38%          14.40%
Van Kampen LIT Growth and Income - Class II                                    -12.31%       10.56%           9.52%
Van Kampen UIF Active International Allocation - Class II                      -25.95%        N/A            -14.46%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.51%         N/A            -0.71%
Van Kampen UIF U.S. Real Estate - Class II                                      4.23%         N/A             4.76%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.04%         N/A            -0.42%
Global Asset Allocation - Class IB                                             -14.17%       3.41%            6.75%
Growth and Income - Class IB                                                   -12.01%       5.69%            9.82%
Health Sciences - Class IB                                                     -25.61%        N/A             0.45%
High Yield - Class IB                                                          -1.79%        -0.87%           5.34%
Income - Class IB                                                               1.92%        3.55%            4.62%
International Growth - Class IB                                                -26.49%        N/A             6.34%
Investors - Class IB                                                           -30.73%        N/A            -6.17%
Money Market - Class IB                                                        -1.62%        2.59%            2.57%
New Opportunities - Class IB                                                   -36.19%       3.65%            8.87%
New Value - Class IB                                                           -2.13%         N/A             6.35%
Research - Class IB                                                            -24.68%        N/A             1.90%
Utilities Growth and Income - Class IB                                         -28.23%       3.43%            6.39%
Vista - Class IB                                                               -39.61%        N/A             4.19%
Voyager - Class IB                                                             -28.32%       7.72%           10.86%
Franklin Growth and Income Securities - Class 2                                -0.61%        10.00%          10.83%
Franklin Small Cap - Class 2                                                   -21.03%       8.20%           10.51%
Franklin Small Cap Value Securities - Class 2                                   8.55%         N/A            -0.83%
Mutual Shares Securities - Class II                                             1.66%        7.84%            7.41%
Templeton Developing Markets Securities - Class 2                              -13.73%      -14.78%          -14.78%
Templeton Foreign Securities - Class 2                                         -21.79%       2.31%            7.14%
Templeton Global Income Securities - Class 2                                   -3.23%        -0.61%           2.26%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.21%        N/A            -10.24%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.39%       4.67%            9.64%
Oppenheimer Global Securities - Service Class                                  -17.90%       13.06%          11.72%
Oppenheimer High Income - Service Class                                        -3.63%        -1.86%           5.46%
Oppenheimer Main Street Growth & Income - Service Class                        -15.97%       4.29%           10.75%
Oppenheimer Main Street Small Cap - Service Class                              -5.96%         N/A            -0.36%
Oppenheimer Multiple Strategies - Service Class                                -3.41%        6.34%            8.08%
Oppenheimer Strategic Bond - Service Class                                     -0.80%        1.87%            3.15%
Van Kampen LIT Emerging Growth - Class II                                      -37.72%       13.38%          14.40%
Van Kampen LIT Growth and Income - Class II                                    -12.31%       10.56%           9.52%
Van Kampen UIF Active International Allocation - Class II                      -25.95%        N/A            -14.46%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.51%         N/A            -0.71%
Van Kampen UIF U.S. Real Estate - Class II                                      4.23%         N/A             4.76%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.20%         N/A            -0.58%
Global Asset Allocation - Class IB                                             -14.31%       3.25%            6.59%
Growth and Income - Class IB                                                   -12.16%       5.53%            9.65%
Health Sciences - Class IB                                                     -25.74%        N/A             0.29%
High Yield - Class IB                                                          -1.95%        -1.02%           5.18%
Income - Class IB                                                               1.76%        3.39%            4.47%
International Growth - Class IB                                                -26.61%        N/A             6.18%
Investors - Class IB                                                           -30.84%        N/A            -6.33%
Money Market - Class IB                                                        -1.78%        2.43%            2.41%
New Opportunities - Class IB                                                   -36.29%       3.49%            8.71%
New Value - Class IB                                                           -2.29%         N/A             6.19%
Research - Class IB                                                            -24.80%        N/A             1.74%
Utilities Growth and Income - Class IB                                         -28.35%       3.27%            6.23%
Vista - Class IB                                                               -39.71%        N/A             4.03%
Voyager - Class IB                                                             -28.44%       7.55%           10.70%
Franklin Growth and Income Securities - Class 2                                -0.77%        9.83%           10.66%
Franklin Small Cap - Class 2                                                   -21.16%       8.03%           10.34%
Franklin Small Cap Value Securities - Class 2                                   8.37%         N/A            -0.98%
Mutual Shares Securities - Class II                                             1.50%        7.67%            7.25%
Templeton Developing Markets Securities - Class 2                              -13.87%      -14.92%          -14.92%
Templeton Foreign Securities - Class 2                                         -21.92%       2.15%            6.98%
Templeton Global Income Securities - Class 2                                   -3.38%        -0.76%           2.10%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.34%        N/A            -10.39%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.49%       4.50%            9.48%
Oppenheimer Global Securities - Service Class                                  -18.04%       12.89%          11.56%
Oppenheimer High Income - Service Class                                        -3.78%        -2.01%           5.30%
Oppenheimer Main Street Growth & Income - Service Class                        -16.11%       4.13%           10.58%
Oppenheimer Main Street Small Cap - Service Class                              -6.11%         N/A            -0.52%
Oppenheimer Multiple Strategies - Service Class                                -3.56%        6.18%            7.92%
Oppenheimer Strategic Bond - Service Class                                     -0.96%        1.71%            2.99%
Van Kampen LIT Emerging Growth - Class II                                      -37.83%       13.20%          14.22%
Van Kampen LIT Growth and Income - Class II                                    -12.45%       10.39%           9.35%
Van Kampen UIF Active International Allocation - Class II                      -26.07%        N/A            -14.60%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.34%         N/A            -0.87%
Van Kampen UIF U.S. Real Estate - Class II                                      4.06%         N/A             4.59%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -4.73%         N/A            -0.11%
Global Asset Allocation - Class IB                                             -13.90%       3.80%            7.17%
Growth and Income - Class IB                                                   -11.73%       6.10%           10.27%
Health Sciences - Class IB                                                     -25.41%        N/A             0.78%
High Yield - Class IB                                                          -1.46%        -0.54%           5.76%
Income - Class IB                                                               2.28%        3.92%            5.01%
International Growth - Class IB                                                -26.29%        N/A             6.77%
Investors - Class IB                                                           -30.55%        N/A            -5.86%
Money Market - Class IB                                                        -1.28%        2.94%            2.92%
New Opportunities - Class IB                                                   -36.04%       4.07%            9.33%
New Value - Class IB                                                           -1.80%         N/A             6.74%
Research - Class IB                                                            -24.47%        N/A             2.24%
Utilities Growth and Income - Class IB                                         -28.04%       3.83%            6.79%
Vista - Class IB                                                               -39.48%        N/A             4.61%
Voyager - Class IB                                                             -28.13%       8.17%           11.33%
Franklin Growth and Income Securities - Class 2                                -0.28%        10.43%          11.28%
Franklin Small Cap - Class 2                                                   -20.80%       8.63%           10.93%
Franklin Small Cap Value Securities - Class 2                                   8.93%         N/A            -0.58%
Mutual Shares Securities - Class II                                             2.02%        8.24%            7.76%
Templeton Developing Markets Securities - Class 2                              -13.46%      -14.65%          -14.67%
Templeton Foreign Securities - Class 2                                         -21.56%       2.69%            7.56%
Templeton Global Income Securities - Class 2                                   -2.90%        -0.28%           2.61%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -20.99%        N/A            -10.03%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.25%       5.08%           10.11%
Oppenheimer Global Securities - Service Class                                  -17.66%       13.53%          12.19%
Oppenheimer High Income - Service Class                                        -3.30%        -1.53%           5.89%
Oppenheimer Main Street Growth & Income - Service Class                        -15.72%       4.70%           11.21%
Oppenheimer Main Street Small Cap - Service Class                              -5.65%         N/A            -0.04%
Oppenheimer Multiple Strategies - Service Class                                -3.08%        6.74%            8.51%
Oppenheimer Strategic Bond - Service Class                                     -0.46%        2.22%            3.49%
Van Kampen LIT Emerging Growth - Class II                                      -37.59%       13.87%          14.87%
Van Kampen LIT Growth and Income - Class II                                    -12.04%       11.00%           9.90%
Van Kampen UIF Active International Allocation - Class II                      -25.75%        N/A            -14.26%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.87%         N/A            -0.46%
Van Kampen UIF U.S. Real Estate - Class II                                      4.60%         N/A             5.11%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -4.88%         N/A            -0.27%
Global Asset Allocation - Class IB                                             -14.05%       3.64%            7.01%
Growth and Income - Class IB                                                   -11.88%       5.94%           10.11%
Health Sciences - Class IB                                                     -25.53%        N/A             0.62%
High Yield - Class IB                                                          -1.62%        -0.69%           5.60%
Income - Class IB                                                               2.11%        3.75%            4.85%
International Growth - Class IB                                                -26.41%        N/A             6.60%
Investors - Class IB                                                           -30.67%        N/A            -6.01%
Money Market - Class IB                                                        -1.44%        2.78%            2.76%
New Opportunities - Class IB                                                   -36.15%       3.91%            9.16%
New Value - Class IB                                                           -1.95%         N/A             6.58%
Research - Class IB                                                            -24.59%        N/A             2.08%
Utilities Growth and Income - Class IB                                         -28.16%       3.67%            6.63%
Vista - Class IB                                                               -39.59%        N/A             4.45%
Voyager - Class IB                                                             -28.25%       8.00%           11.17%
Franklin Growth and Income Securities - Class 2                                -0.44%        10.26%          11.11%
Franklin Small Cap - Class 2                                                   -20.93%       8.46%           10.76%
Franklin Small Cap Value Securities - Class 2                                   8.76%         N/A            -0.74%
Mutual Shares Securities - Class II                                             1.85%        8.07%            7.60%
Templeton Developing Markets Securities - Class 2                              -13.60%      -14.79%          -14.82%
Templeton Foreign Securities - Class 2                                         -21.69%       2.53%            7.40%
Templeton Global Income Securities - Class 2                                   -3.06%        -0.44%           2.45%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.12%        N/A            -10.17%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.35%       4.92%            9.94%
Oppenheimer Global Securities - Service Class                                  -17.79%       13.36%          12.02%
Oppenheimer High Income - Service Class                                        -3.46%        -1.69%           5.73%
Oppenheimer Main Street Growth & Income - Service Class                        -15.86%       4.54%           11.04%
Oppenheimer Main Street Small Cap - Service Class                              -5.80%         N/A            -0.20%
Oppenheimer Multiple Strategies - Service Class                                -3.24%        6.58%            8.35%
Oppenheimer Strategic Bond - Service Class                                     -0.62%        2.06%            3.33%
Van Kampen LIT Emerging Growth - Class II                                      -37.70%       13.69%          14.70%
Van Kampen LIT Growth and Income - Class II                                    -12.18%       10.83%           9.73%
Van Kampen UIF Active International Allocation - Class II                      -25.88%        N/A            -14.41%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.71%         N/A            -0.62%
Van Kampen UIF U.S. Real Estate - Class II                                      4.43%         N/A             4.94%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -4.98%         N/A            -0.38%
Global Asset Allocation - Class IB                                             -14.14%       3.53%            6.90%
Growth and Income - Class IB                                                   -11.98%       5.83%           10.00%
Health Sciences - Class IB                                                     -25.62%        N/A             0.51%
High Yield - Class IB                                                          -1.72%        -0.80%           5.49%
Income - Class IB                                                               2.00%        3.65%            4.74%
International Growth - Class IB                                                -26.49%        N/A             6.49%
Investors - Class IB                                                           -30.75%        N/A            -6.12%
Money Market - Class IB                                                        -1.55%        2.67%            2.65%
New Opportunities - Class IB                                                   -36.22%       3.80%            9.05%
New Value - Class IB                                                           -2.06%         N/A             6.46%
Research - Class IB                                                            -24.68%        N/A             1.97%
Utilities Growth and Income - Class IB                                         -28.24%       3.56%            6.52%
Vista - Class IB                                                               -39.65%        N/A             4.34%
Voyager - Class IB                                                             -28.33%       7.89%           11.05%
Franklin Growth and Income Securities - Class 2                                -0.54%        10.15%          11.00%
Franklin Small Cap - Class 2                                                   -21.02%       8.35%           10.64%
Franklin Small Cap Value Securities - Class 2                                   8.64%         N/A            -0.84%
Mutual Shares Securities - Class II                                             1.74%        7.96%            7.49%
Templeton Developing Markets Securities - Class 2                              -13.70%      -14.89%          -14.91%
Templeton Foreign Securities - Class 2                                         -21.78%       2.42%            7.29%
Templeton Global Income Securities - Class 2                                   -3.16%        -0.54%           2.35%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.20%        N/A            -10.27%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.42%       4.81%            9.83%
Oppenheimer Global Securities - Service Class                                  -17.88%       13.24%          11.91%
Oppenheimer High Income - Service Class                                        -3.56%        -1.79%           5.62%
Oppenheimer Main Street Growth & Income - Service Class                        -15.95%       4.43%           10.93%
Oppenheimer Main Street Small Cap - Service Class                              -5.90%         N/A            -0.30%
Oppenheimer Multiple Strategies - Service Class                                -3.34%        6.47%            8.24%
Oppenheimer Strategic Bond - Service Class                                     -0.73%        1.95%            3.23%
Van Kampen LIT Emerging Growth - Class II                                      -37.77%       13.57%          14.58%
Van Kampen LIT Growth and Income - Class II                                    -12.28%       10.71%           9.61%
Van Kampen UIF Active International Allocation - Class II                      -25.96%        N/A            -14.50%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.59%         N/A            -0.72%
Van Kampen UIF U.S. Real Estate - Class II                                      4.32%         N/A             4.83%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.04%         N/A            -0.43%
Global Asset Allocation - Class IB                                             -14.19%       3.48%            6.85%
Growth and Income - Class IB                                                   -12.02%       5.77%            9.94%
Health Sciences - Class IB                                                     -25.66%        N/A             0.46%
High Yield - Class IB                                                          -1.77%        -0.85%           5.44%
Income - Class IB                                                               1.95%        3.59%            4.69%
International Growth - Class IB                                                -26.53%        N/A             6.43%
Investors - Class IB                                                           -30.78%        N/A            -6.17%
Money Market - Class IB                                                        -1.60%        2.62%            2.60%
New Opportunities - Class IB                                                   -36.26%       3.75%            8.99%
New Value - Class IB                                                           -2.11%         N/A             6.41%
Research - Class IB                                                            -24.72%        N/A             1.91%
Utilities Growth and Income - Class IB                                         -28.28%       3.51%            6.47%
Vista - Class IB                                                               -39.69%        N/A             4.28%
Voyager - Class IB                                                             -28.37%       7.83%           11.00%
Franklin Growth and Income Securities - Class 2                                -0.60%        10.09%          10.95%
Franklin Small Cap - Class 2                                                   -21.06%       8.29%           10.59%
Franklin Small Cap Value Securities - Class 2                                   8.59%         N/A            -0.90%
Mutual Shares Securities - Class II                                             1.69%        7.91%            7.43%
Templeton Developing Markets Securities - Class 2                              -13.75%      -14.93%          -14.96%
Templeton Foreign Securities - Class 2                                         -21.82%       2.37%            7.24%
Templeton Global Income Securities - Class 2                                   -3.21%        -0.60%           2.30%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.25%        N/A            -10.32%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.46%       4.75%            9.78%
Oppenheimer Global Securities - Service Class                                  -17.93%       13.18%          11.85%
Oppenheimer High Income - Service Class                                        -3.62%        -1.84%           5.57%
Oppenheimer Main Street Growth & Income - Service Class                        -15.99%       4.37%           10.87%
Oppenheimer Main Street Small Cap - Service Class                              -5.95%         N/A            -0.36%
Oppenheimer Multiple Strategies - Service Class                                -3.39%        6.41%            8.18%
Oppenheimer Strategic Bond - Service Class                                     -0.78%        1.90%            3.18%
Van Kampen LIT Emerging Growth - Class II                                      -37.80%       13.52%          14.52%
Van Kampen LIT Growth and Income - Class II                                    -12.32%       10.66%           9.56%
Van Kampen UIF Active International Allocation - Class II                      -26.00%        N/A            -14.55%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.54%         N/A            -0.78%
Van Kampen UIF U.S. Real Estate - Class II                                      4.26%         N/A             4.78%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.14%         N/A            -0.54%
Global Asset Allocation - Class IB                                             -14.28%       3.37%            6.74%
Growth and Income - Class IB                                                   -12.12%       5.66%            9.83%
Health Sciences - Class IB                                                     -25.74%        N/A             0.35%
High Yield - Class IB                                                          -1.88%        -0.96%           5.33%
Income - Class IB                                                               1.84%        3.48%            4.58%
International Growth - Class IB                                                -26.62%        N/A             6.32%
Investors - Class IB                                                           -30.86%        N/A            -6.27%
Money Market - Class IB                                                        -1.71%        2.51%            2.50%
New Opportunities - Class IB                                                   -36.33%       3.64%            8.88%
New Value - Class IB                                                           -2.22%         N/A             6.30%
Research - Class IB                                                            -24.80%        N/A             1.80%
Utilities Growth and Income - Class IB                                         -28.36%       3.40%            6.36%
Vista - Class IB                                                               -39.76%        N/A             4.17%
Voyager - Class IB                                                             -28.45%       7.72%           10.89%
Franklin Growth and Income Securities - Class 2                                -0.70%        9.97%           10.83%
Franklin Small Cap - Class 2                                                   -21.15%       8.18%           10.48%
Franklin Small Cap Value Securities - Class 2                                   8.47%         N/A            -1.00%
Mutual Shares Securities - Class II                                             1.58%        7.79%            7.32%
Templeton Developing Markets Securities - Class 2                              -13.84%      -15.03%          -15.06%
Templeton Foreign Securities - Class 2                                         -21.91%       2.26%            7.13%
Templeton Global Income Securities - Class 2                                   -3.32%        -0.70%           2.19%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.33%        N/A            -10.42%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.53%       4.64%            9.67%
Oppenheimer Global Securities - Service Class                                  -18.02%       13.07%          11.74%
Oppenheimer High Income - Service Class                                        -3.72%        -1.95%           5.46%
Oppenheimer Main Street Growth & Income - Service Class                        -16.09%       4.26%           10.76%
Oppenheimer Main Street Small Cap - Service Class                              -6.06%         N/A            -0.47%
Oppenheimer Multiple Strategies - Service Class                                -3.50%        6.30%            8.07%
Oppenheimer Strategic Bond - Service Class                                     -0.89%        1.79%            3.07%
Van Kampen LIT Emerging Growth - Class II                                      -37.87%       13.40%          14.41%
Van Kampen LIT Growth and Income - Class II                                    -12.42%       10.54%           9.44%
Van Kampen UIF Active International Allocation - Class II                      -26.08%        N/A            -14.64%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.43%         N/A            -0.88%
Van Kampen UIF U.S. Real Estate - Class II                                      4.15%         N/A             4.67%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.14%         N/A            -0.54%
Global Asset Allocation - Class IB                                             -14.28%       3.37%            6.74%
Growth and Income - Class IB                                                   -12.12%       5.66%            9.83%
Health Sciences - Class IB                                                     -25.74%        N/A             0.35%
High Yield - Class IB                                                          -1.88%        -0.96%           5.33%
Income - Class IB                                                               1.84%        3.48%            4.58%
International Growth - Class IB                                                -26.62%        N/A             6.32%
Investors - Class IB                                                           -30.86%        N/A            -6.27%
Money Market - Class IB                                                        -1.71%        2.51%            2.50%
New Opportunities - Class IB                                                   -36.33%       3.64%            8.88%
New Value - Class IB                                                           -2.22%         N/A             6.30%
Research - Class IB                                                            -24.80%        N/A             1.80%
Utilities Growth and Income - Class IB                                         -28.36%       3.40%            6.36%
Vista - Class IB                                                               -39.76%        N/A             4.17%
Voyager - Class IB                                                             -28.45%       7.72%           10.89%
Franklin Growth and Income Securities - Class 2                                -0.70%        9.97%           10.83%
Franklin Small Cap - Class 2                                                   -21.15%       8.18%           10.48%
Franklin Small Cap Value Securities - Class 2                                   8.47%         N/A            -1.00%
Mutual Shares Securities - Class II                                             1.58%        7.79%            7.32%
Templeton Developing Markets Securities - Class 2                              -13.84%      -15.03%          -15.06%
Templeton Foreign Securities - Class 2                                         -21.91%       2.26%            7.13%
Templeton Global Income Securities - Class 2                                   -3.32%        -0.70%           2.19%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.33%        N/A            -10.42%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.53%       4.64%            9.67%
Oppenheimer Global Securities - Service Class                                  -18.02%       13.07%          11.74%
Oppenheimer High Income - Service Class                                        -3.72%        -1.95%           5.46%
Oppenheimer Main Street Growth & Income - Service Class                        -16.09%       4.26%           10.76%
Oppenheimer Main Street Small Cap - Service Class                              -6.06%         N/A            -0.47%
Oppenheimer Multiple Strategies - Service Class                                -3.50%        6.30%            8.07%
Oppenheimer Strategic Bond - Service Class                                     -0.89%        1.79%            3.07%
Van Kampen LIT Emerging Growth - Class II                                      -37.87%       13.40%          14.41%
Van Kampen LIT Growth and Income - Class II                                    -12.42%       10.54%           9.44%
Van Kampen UIF Active International Allocation - Class II                      -26.08%        N/A            -14.64%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.43%         N/A            -0.88%
Van Kampen UIF U.S. Real Estate - Class II                                      4.15%         N/A             4.67%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.29%         N/A            -0.70%
Global Asset Allocation - Class IB                                             -14.42%       3.21%            6.58%
Growth and Income - Class IB                                                   -12.26%       5.49%            9.67%
Health Sciences - Class IB                                                     -25.86%        N/A             0.19%
High Yield - Class IB                                                          -2.04%        -1.11%           5.18%
Income - Class IB                                                               1.67%        3.32%            4.42%
International Growth - Class IB                                                -26.74%        N/A             6.16%
Investors - Class IB                                                           -30.98%        N/A            -6.42%
Money Market - Class IB                                                        -1.87%        2.35%            2.34%
New Opportunities - Class IB                                                   -36.44%       3.48%            8.72%
New Value - Class IB                                                           -2.38%         N/A             6.13%
Research - Class IB                                                            -24.93%        N/A             1.64%
Utilities Growth and Income - Class IB                                         -28.48%       3.24%            6.20%
Vista - Class IB                                                               -39.86%        N/A             4.01%
Voyager - Class IB                                                             -28.57%       7.55%           10.72%
Franklin Growth and Income Securities - Class 2                                -0.86%        9.80%           10.67%
Franklin Small Cap - Class 2                                                   -21.28%       8.01%           10.31%
Franklin Small Cap Value Securities - Class 2                                   8.30%         N/A            -1.16%
Mutual Shares Securities - Class II                                             1.41%        7.63%            7.15%
Templeton Developing Markets Securities - Class 2                              -13.98%      -15.17%          -15.21%
Templeton Foreign Securities - Class 2                                         -22.04%       2.10%            6.97%
Templeton Global Income Securities - Class 2                                   -3.48%        -0.86%           2.04%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.46%        N/A            -10.57%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.64%       4.48%            9.50%
Oppenheimer Global Securities - Service Class                                  -18.15%       12.89%          11.57%
Oppenheimer High Income - Service Class                                        -3.88%        -2.10%           5.30%
Oppenheimer Main Street Growth & Income - Service Class                        -16.22%       4.10%           10.59%
Oppenheimer Main Street Small Cap - Service Class                              -6.21%         N/A            -0.63%
Oppenheimer Multiple Strategies - Service Class                                -3.66%        6.13%            7.91%
Oppenheimer Strategic Bond - Service Class                                     -1.05%        1.63%            2.92%
Van Kampen LIT Emerging Growth - Class II                                      -37.97%       13.22%          14.23%
Van Kampen LIT Growth and Income - Class II                                    -12.56%       10.37%           9.27%
Van Kampen UIF Active International Allocation - Class II                      -26.20%        N/A            -14.79%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.26%         N/A            -1.04%
Van Kampen UIF U.S. Real Estate - Class II                                      3.98%         N/A             4.50%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.29%         N/A            -0.70%
Global Asset Allocation - Class IB                                             -14.42%       3.21%            6.58%
Growth and Income - Class IB                                                   -12.26%       5.49%            9.67%
Health Sciences - Class IB                                                     -25.86%        N/A             0.19%
High Yield - Class IB                                                          -2.04%        -1.11%           5.18%
Income - Class IB                                                               1.67%        3.32%            4.42%
International Growth - Class IB                                                -26.74%        N/A             6.16%
Investors - Class IB                                                           -30.98%        N/A            -6.42%
Money Market - Class IB                                                        -1.87%        2.35%            2.34%
New Opportunities - Class IB                                                   -36.44%       3.48%            8.72%
New Value - Class IB                                                           -2.38%         N/A             6.13%
Research - Class IB                                                            -24.93%        N/A             1.64%
Utilities Growth and Income - Class IB                                         -28.48%       3.24%            6.20%
Vista - Class IB                                                               -39.86%        N/A             4.01%
Voyager - Class IB                                                             -28.57%       7.55%           10.72%
Franklin Growth and Income Securities - Class 2                                -0.86%        9.80%           10.67%
Franklin Small Cap - Class 2                                                   -21.28%       8.01%           10.31%
Franklin Small Cap Value Securities - Class 2                                   8.30%         N/A            -1.16%
Mutual Shares Securities - Class II                                             1.41%        7.63%            7.15%
Templeton Developing Markets Securities - Class 2                              -13.98%      -15.17%          -15.21%
Templeton Foreign Securities - Class 2                                         -22.04%       2.10%            6.97%
Templeton Global Income Securities - Class 2                                   -3.48%        -0.86%           2.04%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.46%        N/A            -10.57%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.64%       4.48%            9.50%
Oppenheimer Global Securities - Service Class                                  -18.15%       12.89%          11.57%
Oppenheimer High Income - Service Class                                        -3.88%        -2.10%           5.30%
Oppenheimer Main Street Growth & Income - Service Class                        -16.22%       4.10%           10.59%
Oppenheimer Main Street Small Cap - Service Class                              -6.21%         N/A            -0.63%
Oppenheimer Multiple Strategies - Service Class                                -3.66%        6.13%            7.91%
Oppenheimer Strategic Bond - Service Class                                     -1.05%        1.63%            2.92%
Van Kampen LIT Emerging Growth - Class II                                      -37.97%       13.22%          14.23%
Van Kampen LIT Growth and Income - Class II                                    -12.56%       10.37%           9.27%
Van Kampen UIF Active International Allocation - Class II                      -26.20%        N/A            -14.79%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.26%         N/A            -1.04%
Van Kampen UIF U.S. Real Estate - Class II                                      3.98%         N/A             4.50%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit
Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income
Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.45%         N/A            -0.86%
Global Asset Allocation - Class IB                                             -14.56%       3.05%            6.42%
Growth and Income - Class IB                                                   -12.41%       5.33%            9.50%
Health Sciences - Class IB                                                     -25.99%        N/A             0.03%
High Yield - Class IB                                                          -2.20%        -1.27%           5.02%
Income - Class IB                                                               1.51%        3.16%            4.27%
International Growth - Class IB                                                -26.86%        N/A             5.99%
Investors - Class IB                                                           -31.09%        N/A            -6.58%
Money Market - Class IB                                                        -2.03%        2.19%            2.19%
New Opportunities - Class IB                                                   -36.54%       3.31%            8.55%
New Value - Class IB                                                           -2.54%         N/A             5.96%
Research - Class IB                                                            -25.05%        N/A             1.48%
Utilities Growth and Income - Class IB                                         -28.60%       3.08%            6.04%
Vista - Class IB                                                               -39.96%        N/A             3.84%
Voyager - Class IB                                                             -28.69%       7.39%           10.55%
Franklin Growth and Income Securities - Class 2                                -1.02%        9.63%           10.50%
Franklin Small Cap - Class 2                                                   -21.41%       7.84%           10.14%
Franklin Small Cap Value Securities - Class 2                                   8.12%         N/A            -1.32%
Mutual Shares Securities - Class II                                             1.25%        7.46%            6.98%
Templeton Developing Markets Securities - Class 2                              -14.12%      -15.32%          -15.35%
Templeton Foreign Securities - Class 2                                         -22.17%       1.94%            6.81%
Templeton Global Income Securities - Class 2                                   -3.63%        -1.02%           1.88%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.59%        N/A            -10.72%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.74%       4.32%            9.34%
Oppenheimer Global Securities - Service Class                                  -18.29%       12.72%          11.40%
Oppenheimer High Income - Service Class                                        -4.03%        -2.26%           5.14%
Oppenheimer Main Street Growth & Income - Service Class                        -16.36%       3.94%           10.42%
Oppenheimer Main Street Small Cap - Service Class                              -6.36%         N/A            -0.78%
Oppenheimer Multiple Strategies - Service Class                                -3.81%        5.97%            7.75%
Oppenheimer Strategic Bond - Service Class                                     -1.21%        1.47%            2.76%
Van Kampen LIT Emerging Growth - Class II                                      -38.08%       13.05%          14.06%
Van Kampen LIT Growth and Income - Class II                                    -12.70%       10.20%           9.10%
Van Kampen UIF Active International Allocation - Class II                      -26.32%        N/A            -14.93%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.09%         N/A            -1.20%
Van Kampen UIF U.S. Real Estate - Class II                                      3.81%         N/A             4.34%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With Retirement Income Guarantee Rider 2)
Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -4.93%         N/A            -0.34%
Global Asset Allocation - Class IB                                             -14.10%       3.64%            7.04%
Growth and Income - Class IB                                                   -11.93%       5.94%           10.15%
Health Sciences - Class IB                                                     -25.61%        N/A             0.57%
High Yield - Class IB                                                          -1.66%        -0.73%           5.63%
Income - Class IB                                                               2.08%        3.73%            4.85%
International Growth - Class IB                                                -26.49%        N/A             6.62%
Investors - Class IB                                                           -30.75%        N/A            -6.06%
Money Market - Class IB                                                        -1.48%        2.75%            2.74%
New Opportunities - Class IB                                                   -36.24%       3.94%            9.20%
New Value - Class IB                                                           -2.00%         N/A             6.57%
Research - Class IB                                                            -24.67%        N/A             2.03%
Utilities Growth and Income - Class IB                                         -28.24%       3.68%            6.65%
Vista - Class IB                                                               -39.68%        N/A             4.47%
Voyager - Class IB                                                             -28.33%       8.04%           11.22%
Franklin Growth and Income Securities - Class 2                                -0.48%        10.27%          11.15%
Franklin Small Cap - Class 2                                                   -21.00%       8.48%           10.76%
Franklin Small Cap Value Securities - Class 2                                   8.73%         N/A            -0.85%
Mutual Shares Securities - Class II                                             1.82%        8.07%            7.56%
Templeton Developing Markets Securities - Class 2                              -13.66%      -14.96%          -15.02%
Templeton Foreign Securities - Class 2                                         -21.76%       2.52%            7.42%
Templeton Global Income Securities - Class 2                                   -3.10%        -0.48%           2.44%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.19%        N/A            -10.29%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.45%       4.93%           10.00%
Oppenheimer Global Securities - Service Class                                  -17.86%       13.39%          12.06%
Oppenheimer High Income - Service Class                                        -3.50%        -1.73%           5.76%
Oppenheimer Main Street Growth & Income - Service Class                        -15.92%       4.55%           11.08%
Oppenheimer Main Street Small Cap - Service Class                              -5.85%         N/A            -0.25%
Oppenheimer Multiple Strategies - Service Class                                -3.28%        6.58%            8.37%
Oppenheimer Strategic Bond - Service Class                                     -0.66%        2.03%            3.31%
Van Kampen LIT Emerging Growth - Class II                                      -37.79%       13.75%          14.74%
Van Kampen LIT Growth and Income - Class II                                    -12.24%       10.85%           9.70%
Van Kampen UIF Active International Allocation - Class II                      -25.95%        N/A            -14.52%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.67%         N/A            -0.72%
Van Kampen UIF U.S. Real Estate - Class II                                      4.40%         N/A             4.90%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)
Variable Sub-account                                                          1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.08%         N/A            -0.50%
Global Asset Allocation - Class IB                                             -14.25%       3.48%            6.88%
Growth and Income - Class IB                                                   -12.08%       5.78%            9.98%
Health Sciences - Class IB                                                     -25.73%        N/A             0.41%
High Yield - Class IB                                                          -1.82%        -0.89%           5.47%
Income - Class IB                                                               1.91%        3.57%            4.69%
International Growth - Class IB                                                -26.61%        N/A             6.45%
Investors - Class IB                                                           -30.87%        N/A            -6.21%
Money Market - Class IB                                                        -1.64%        2.59%            2.58%
New Opportunities - Class IB                                                   -36.35%       3.77%            9.04%
New Value - Class IB                                                           -2.15%         N/A             6.40%
Research - Class IB                                                            -24.79%        N/A             1.87%
Utilities Growth and Income - Class IB                                         -28.36%       3.52%            6.49%
Vista - Class IB                                                               -39.79%        N/A             4.30%
Voyager - Class IB                                                             -28.45%       7.87%           11.05%
Franklin Growth and Income Securities - Class 2                                -0.64%        10.10%          10.99%
Franklin Small Cap - Class 2                                                   -21.13%       8.31%           10.59%
Franklin Small Cap Value Securities - Class 2                                   8.56%         N/A            -1.01%
Mutual Shares Securities - Class II                                             1.65%        7.90%            7.39%
Templeton Developing Markets Securities - Class 2                              -13.80%      -15.11%          -15.16%
Templeton Foreign Securities - Class 2                                         -21.89%       2.36%            7.26%
Templeton Global Income Securities - Class 2                                   -3.26%        -0.64%           2.28%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.32%        N/A            -10.43%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.55%       4.77%            9.83%
Oppenheimer Global Securities - Service Class                                  -17.99%       13.22%          11.89%
Oppenheimer High Income - Service Class                                        -3.66%        -1.88%           5.60%
Oppenheimer Main Street Growth & Income - Service Class                        -16.06%       4.38%           10.91%
Oppenheimer Main Street Small Cap - Service Class                              -6.00%         N/A            -0.41%
Oppenheimer Multiple Strategies - Service Class                                -3.44%        6.41%            8.21%
Oppenheimer Strategic Bond - Service Class                                     -0.82%        1.87%            3.15%
Van Kampen LIT Emerging Growth - Class II                                      -37.90%       13.57%          14.57%
Van Kampen LIT Growth and Income - Class II                                    -12.38%       10.68%           9.53%
Van Kampen UIF Active International Allocation - Class II                      -26.08%        N/A            -14.66%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.51%         N/A            -0.88%
Van Kampen UIF U.S. Real Estate - Class II                                      4.23%         N/A             4.74%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and
Retirement Income Guarantee Rider 2)
Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.18%         N/A            -0.61%
Global Asset Allocation - Class IB                                             -14.34%       3.37%            6.77%
Growth and Income - Class IB                                                   -12.18%       5.67%            9.87%
Health Sciences - Class IB                                                     -25.82%        N/A             0.30%
High Yield - Class IB                                                          -1.92%        -1.00%           5.36%
Income - Class IB                                                               1.80%        3.46%            4.58%
International Growth - Class IB                                                -26.69%        N/A             6.34%
Investors - Class IB                                                           -30.95%        N/A            -6.32%
Money Market - Class IB                                                        -1.75%        2.48%            2.47%
New Opportunities - Class IB                                                   -36.42%       3.66%            8.93%
New Value - Class IB                                                           -2.26%         N/A             6.29%
Research - Class IB                                                            -24.88%        N/A             1.76%
Utilities Growth and Income - Class IB                                         -28.44%       3.41%            6.38%
Vista - Class IB                                                               -39.85%        N/A             4.19%
Voyager - Class IB                                                             -28.53%       7.75%           10.94%
Franklin Growth and Income Securities - Class 2                                -0.74%        9.99%           10.87%
Franklin Small Cap - Class 2                                                   -21.22%       8.20%           10.48%
Franklin Small Cap Value Securities - Class 2                                   8.44%         N/A            -1.12%
Mutual Shares Securities - Class II                                             1.54%        7.79%            7.28%
Templeton Developing Markets Securities - Class 2                              -13.90%      -15.20%          -15.26%
Templeton Foreign Securities - Class 2                                         -21.98%       2.25%            7.15%
Templeton Global Income Securities - Class 2                                   -3.36%        -0.75%           2.18%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.40%        N/A            -10.53%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.62%       4.66%            9.72%
Oppenheimer Global Securities - Service Class                                  -18.08%       13.10%          11.78%
Oppenheimer High Income - Service Class                                        -3.76%        -1.99%           5.49%
Oppenheimer Main Street Growth & Income - Service Class                        -16.15%       4.27%           10.80%
Oppenheimer Main Street Small Cap - Service Class                              -6.10%         N/A            -0.52%
Oppenheimer Multiple Strategies - Service Class                                -3.54%        6.30%            8.10%
Oppenheimer Strategic Bond - Service Class                                     -0.93%        1.76%            3.04%
Van Kampen LIT Emerging Growth - Class II                                      -37.97%       13.45%          14.45%
Van Kampen LIT Growth and Income - Class II                                    -12.48%       10.57%           9.41%
Van Kampen UIF Active International Allocation - Class II                      -26.16%        N/A            -14.76%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.39%         N/A            -0.98%
Van Kampen UIF U.S. Real Estate - Class II                                      4.12%         N/A             4.63%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)
Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.24%         N/A            -0.66%
Global Asset Allocation - Class IB                                             -14.39%       3.32%            6.71%
Growth and Income - Class IB                                                   -12.22%       5.61%            9.82%
Health Sciences - Class IB                                                     -25.86%        N/A             0.25%
High Yield - Class IB                                                          -1.97%        -1.05%           5.31%
Income - Class IB                                                               1.75%        3.40%            4.53%
International Growth - Class IB                                                -26.73%        N/A             6.28%
Investors - Class IB                                                           -30.98%        N/A            -6.37%
Money Market - Class IB                                                        -1.80%        2.43%            2.42%
New Opportunities - Class IB                                                   -36.46%       3.61%            8.87%
New Value - Class IB                                                           -2.31%         N/A             6.23%
Research - Class IB                                                            -24.92%        N/A             1.70%
Utilities Growth and Income - Class IB                                         -28.48%       3.35%            6.32%
Vista - Class IB                                                               -39.89%        N/A             4.14%
Voyager - Class IB                                                             -28.57%       7.70%           10.88%
Franklin Growth and Income Securities - Class 2                                -0.80%        9.93%           10.82%
Franklin Small Cap - Class 2                                                   -21.26%       8.14%           10.42%
Franklin Small Cap Value Securities - Class 2                                   8.39%         N/A            -1.17%
Mutual Shares Securities - Class II                                             1.49%        7.73%            7.22%
Templeton Developing Markets Securities - Class 2                              -13.95%      -15.25%          -15.31%
Templeton Foreign Securities - Class 2                                         -22.02%       2.20%            7.10%
Templeton Global Income Securities - Class 2                                   -3.41%        -0.80%           2.12%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.45%        N/A            -10.58%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.66%       4.60%            9.66%
Oppenheimer Global Securities - Service Class                                  -18.13%       13.04%          11.72%
Oppenheimer High Income - Service Class                                        -3.82%        -2.04%           5.44%
Oppenheimer Main Street Growth & Income - Service Class                        -16.19%       4.22%           10.74%
Oppenheimer Main Street Small Cap - Service Class                              -6.15%         N/A            -0.57%
Oppenheimer Multiple Strategies - Service Class                                -3.59%        6.24%            8.04%
Oppenheimer Strategic Bond - Service Class                                     -0.98%        1.71%            2.99%
Van Kampen LIT Emerging Growth - Class II                                      -38.00%       13.39%          14.39%
Van Kampen LIT Growth and Income - Class II                                    -12.52%       10.51%           9.36%
Van Kampen UIF Active International Allocation - Class II                      -26.20%        N/A            -14.81%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.34%         N/A            -1.04%
Van Kampen UIF U.S. Real Estate - Class II                                      4.06%         N/A             4.57%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.34%         N/A            -0.77%
Global Asset Allocation - Class IB                                             -14.48%       3.21%            6.60%
Growth and Income - Class IB                                                   -12.32%       5.50%            9.71%
Health Sciences - Class IB                                                     -25.94%        N/A             0.14%
High Yield - Class IB                                                          -2.08%        -1.15%           5.20%
Income - Class IB                                                               1.64%        3.30%            4.42%
International Growth - Class IB                                                -26.82%        N/A             6.17%
Investors - Class IB                                                           -31.06%        N/A            -6.47%
Money Market - Class IB                                                        -1.91%        2.32%            2.32%
New Opportunities - Class IB                                                   -36.53%       3.50%            8.76%
New Value - Class IB                                                           -2.42%         N/A             6.12%
Research - Class IB                                                            -25.00%        N/A             1.60%
Utilities Growth and Income - Class IB                                         -28.56%       3.25%            6.22%
Vista - Class IB                                                               -39.96%        N/A             4.03%
Voyager - Class IB                                                             -28.65%       7.59%           10.77%
Franklin Growth and Income Securities - Class 2                                -0.90%        9.82%           10.70%
Franklin Small Cap - Class 2                                                   -21.35%       8.03%           10.31%
Franklin Small Cap Value Securities - Class 2                                   8.27%         N/A            -1.28%
Mutual Shares Securities - Class II                                             1.38%        7.62%            7.11%
Templeton Developing Markets Securities - Class 2                              -14.04%      -15.35%          -15.41%
Templeton Foreign Securities - Class 2                                         -22.11%       2.09%            6.99%
Templeton Global Income Securities - Class 2                                   -3.52%        -0.91%           2.02%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.53%        N/A            -10.68%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.73%       4.49%            9.55%
Oppenheimer Global Securities - Service Class                                  -18.22%       12.93%          11.61%
Oppenheimer High Income - Service Class                                        -3.92%        -2.15%           5.33%
Oppenheimer Main Street Growth & Income - Service Class                        -16.29%       4.11%           10.63%
Oppenheimer Main Street Small Cap - Service Class                              -6.26%         N/A            -0.68%
Oppenheimer Multiple Strategies - Service Class                                -3.70%        6.13%            7.93%
Oppenheimer Strategic Bond - Service Class                                     -1.09%        1.60%            2.89%
Van Kampen LIT Emerging Growth - Class II                                      -38.07%       13.28%          14.27%
Van Kampen LIT Growth and Income - Class II                                    -12.62%       10.39%           9.24%
Van Kampen UIF Active International Allocation - Class II                      -26.28%        N/A            -14.90%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.23%         N/A            -1.14%
Van Kampen UIF U.S. Real Estate - Class II                                      3.95%         N/A             4.46%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.34%         N/A            -0.77%
Global Asset Allocation - Class IB                                             -14.48%       3.21%            6.60%
Growth and Income - Class IB                                                   -12.32%       5.50%            9.71%
Health Sciences - Class IB                                                     -25.94%        N/A             0.14%
High Yield - Class IB                                                          -2.08%        -1.15%           5.20%
Income - Class IB                                                               1.64%        3.30%            4.42%
International Growth - Class IB                                                -26.82%        N/A             6.17%
Investors - Class IB                                                           -31.06%        N/A            -6.47%
Money Market - Class IB                                                        -1.91%        2.32%            2.32%
New Opportunities - Class IB                                                   -36.53%       3.50%            8.76%
New Value - Class IB                                                           -2.42%         N/A             6.12%
Research - Class IB                                                            -25.00%        N/A             1.60%
Utilities Growth and Income - Class IB                                         -28.56%       3.25%            6.22%
Vista - Class IB                                                               -39.96%        N/A             4.03%
Voyager - Class IB                                                             -28.65%       7.59%           10.77%
Franklin Growth and Income Securities - Class 2                                -0.90%        9.82%           10.70%
Franklin Small Cap - Class 2                                                   -21.35%       8.03%           10.31%
Franklin Small Cap Value Securities - Class 2                                   8.27%         N/A            -1.28%
Mutual Shares Securities - Class II                                             1.38%        7.62%            7.11%
Templeton Developing Markets Securities - Class 2                              -14.04%      -15.35%          -15.41%
Templeton Foreign Securities - Class 2                                         -22.11%       2.09%            6.99%
Templeton Global Income Securities - Class 2                                   -3.52%        -0.91%           2.02%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.53%        N/A            -10.68%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.73%       4.49%            9.55%
Oppenheimer Global Securities - Service Class                                  -18.22%       12.93%          11.61%
Oppenheimer High Income - Service Class                                        -3.92%        -2.15%           5.33%
Oppenheimer Main Street Growth & Income - Service Class                        -16.29%       4.11%           10.63%
Oppenheimer Main Street Small Cap - Service Class                              -6.26%         N/A            -0.68%
Oppenheimer Multiple Strategies - Service Class                                -3.70%        6.13%            7.93%
Oppenheimer Strategic Bond - Service Class                                     -1.09%        1.60%            2.89%
Van Kampen LIT Emerging Growth - Class II                                      -38.07%       13.28%          14.27%
Van Kampen LIT Growth and Income - Class II                                    -12.62%       10.39%           9.24%
Van Kampen UIF Active International Allocation - Class II                      -26.28%        N/A            -14.90%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.23%         N/A            -1.14%
Van Kampen UIF U.S. Real Estate - Class II                                      3.95%         N/A             4.46%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.49%         N/A            -0.93%
Global Asset Allocation - Class IB                                             -14.62%       3.04%            6.44%
Growth and Income - Class IB                                                   -12.46%       5.34%            9.54%
Health Sciences - Class IB                                                     -26.06%        N/A            -0.02%
High Yield - Class IB                                                          -2.24%        -1.31%           5.04%
Income - Class IB                                                               1.47%        3.13%            4.26%
International Growth - Class IB                                                -26.94%        N/A             6.01%
Investors - Class IB                                                           -31.18%        N/A            -6.62%
Money Market - Class IB                                                        -2.07%        2.16%            2.16%
New Opportunities - Class IB                                                   -36.64%       3.34%            8.59%
New Value - Class IB                                                           -2.58%         N/A             5.95%
Research - Class IB                                                            -25.13%        N/A             1.43%
Utilities Growth and Income - Class IB                                         -28.68%       3.08%            6.06%
Vista - Class IB                                                               -40.06%        N/A             3.86%
Voyager - Class IB                                                             -28.77%       7.42%           10.60%
Franklin Growth and Income Securities - Class 2                                -1.06%        9.65%           10.54%
Franklin Small Cap - Class 2                                                   -21.48%       7.86%           10.14%
Franklin Small Cap Value Securities - Class 2                                   8.10%         N/A            -1.44%
Mutual Shares Securities - Class II                                             1.21%        7.45%            6.94%
Templeton Developing Markets Securities - Class 2                              -14.18%      -15.49%          -15.56%
Templeton Foreign Securities - Class 2                                         -22.24%       1.93%            6.83%
Templeton Global Income Securities - Class 2                                   -3.68%        -1.06%           1.86%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.66%        N/A            -10.83%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.84%       4.33%            9.39%
Oppenheimer Global Securities - Service Class                                  -18.35%       12.75%          11.44%
Oppenheimer High Income - Service Class                                        -4.08%        -2.30%           5.17%
Oppenheimer Main Street Growth & Income - Service Class                        -16.42%       3.95%           10.46%
Oppenheimer Main Street Small Cap - Service Class                              -6.41%         N/A            -0.84%
Oppenheimer Multiple Strategies - Service Class                                -3.86%        5.97%            7.77%
Oppenheimer Strategic Bond - Service Class                                     -1.25%        1.44%            2.73%
Van Kampen LIT Emerging Growth - Class II                                      -38.17%       13.10%          14.10%
Van Kampen LIT Growth and Income - Class II                                    -12.76%       10.22%           9.07%
Van Kampen UIF Active International Allocation - Class II                      -26.40%        N/A            -15.04%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.06%         N/A            -1.30%
Van Kampen UIF U.S. Real Estate - Class II                                      3.78%         N/A             4.30%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)
Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.49%         N/A            -0.93%
Global Asset Allocation - Class IB                                             -14.62%       3.04%            6.44%
Growth and Income - Class IB                                                   -12.46%       5.34%            9.54%
Health Sciences - Class IB                                                     -26.06%        N/A            -0.02%
High Yield - Class IB                                                          -2.24%        -1.31%           5.04%
Income - Class IB                                                               1.47%        3.13%            4.26%
International Growth - Class IB                                                -26.94%        N/A             6.01%
Investors - Class IB                                                           -31.18%        N/A            -6.62%
Money Market - Class IB                                                        -2.07%        2.16%            2.16%
New Opportunities - Class IB                                                   -36.64%       3.34%            8.59%
New Value - Class IB                                                           -2.58%         N/A             5.95%
Research - Class IB                                                            -25.13%        N/A             1.43%
Utilities Growth and Income - Class IB                                         -28.68%       3.08%            6.06%
Vista - Class IB                                                               -40.06%        N/A             3.86%
Voyager - Class IB                                                             -28.77%       7.42%           10.60%
Franklin Growth and Income Securities - Class 2                                -1.06%        9.65%           10.54%
Franklin Small Cap - Class 2                                                   -21.48%       7.86%           10.14%
Franklin Small Cap Value Securities - Class 2                                   8.10%         N/A            -1.44%
Mutual Shares Securities - Class II                                             1.21%        7.45%            6.94%
Templeton Developing Markets Securities - Class 2                              -14.18%      -15.49%          -15.56%
Templeton Foreign Securities - Class 2                                         -22.24%       1.93%            6.83%
Templeton Global Income Securities - Class 2                                   -3.68%        -1.06%           1.86%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.66%        N/A            -10.83%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.84%       4.33%            9.39%
Oppenheimer Global Securities - Service Class                                  -18.35%       12.75%          11.44%
Oppenheimer High Income - Service Class                                        -4.08%        -2.30%           5.17%
Oppenheimer Main Street Growth & Income - Service Class                        -16.42%       3.95%           10.46%
Oppenheimer Main Street Small Cap - Service Class                              -6.41%         N/A            -0.84%
Oppenheimer Multiple Strategies - Service Class                                -3.86%        5.97%            7.77%
Oppenheimer Strategic Bond - Service Class                                     -1.25%        1.44%            2.73%
Van Kampen LIT Emerging Growth - Class II                                      -38.17%       13.10%          14.10%
Van Kampen LIT Growth and Income - Class II                                    -12.76%       10.22%           9.07%
Van Kampen UIF Active International Allocation - Class II                      -26.40%        N/A            -15.04%
Van Kampen UIF Emerging Markets Debt - Class II                                 4.06%         N/A            -1.30%
Van Kampen UIF U.S. Real Estate - Class II                                      3.78%         N/A             4.30%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)
Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -5.65%         N/A            -1.09%
Global Asset Allocation - Class IB                                             -14.76%       2.88%            6.28%
Growth and Income - Class IB                                                   -12.61%       5.17%            9.37%
Health Sciences - Class IB                                                     -26.19%        N/A            -0.18%
High Yield - Class IB                                                          -2.40%        -1.47%           4.88%
Income - Class IB                                                               1.31%        2.97%            4.10%
International Growth - Class IB                                                -27.06%        N/A             5.84%
Investors - Class IB                                                           -31.29%        N/A            -6.78%
Money Market - Class IB                                                        -2.23%        1.99%            2.00%
New Opportunities - Class IB                                                   -36.74%       3.17%            8.43%
New Value - Class IB                                                           -2.74%         N/A             5.78%
Research - Class IB                                                            -25.25%        N/A             1.27%
Utilities Growth and Income - Class IB                                         -28.80%       2.92%            5.89%
Vista - Class IB                                                               -40.16%        N/A             3.70%
Voyager - Class IB                                                             -28.89%       7.25%           10.44%
Franklin Growth and Income Securities - Class 2                                -1.22%        9.48%           10.37%
Franklin Small Cap - Class 2                                                   -21.61%       7.69%            9.97%
Franklin Small Cap Value Securities - Class 2                                   7.92%         N/A            -1.60%
Mutual Shares Securities - Class II                                             1.05%        7.28%            6.77%
Templeton Developing Markets Securities - Class 2                              -14.32%      -15.64%          -15.70%
Templeton Foreign Securities - Class 2                                         -22.37%       1.77%            6.67%
Templeton Global Income Securities - Class 2                                   -3.83%        -1.22%           1.71%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.79%        N/A            -10.98%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.94%       4.17%            9.22%
Oppenheimer Global Securities - Service Class                                  -18.49%       12.58%          11.27%
Oppenheimer High Income - Service Class                                        -4.23%        -2.46%           5.01%
Oppenheimer Main Street Growth & Income - Service Class                        -16.56%       3.78%           10.29%
Oppenheimer Main Street Small Cap - Service Class                              -6.56%         N/A            -1.00%
Oppenheimer Multiple Strategies - Service Class                                -4.01%        5.80%            7.61%
Oppenheimer Strategic Bond - Service Class                                     -1.41%        1.28%            2.57%
Van Kampen LIT Emerging Growth - Class II                                      -38.28%       12.93%          13.92%
Van Kampen LIT Growth and Income - Class II                                    -12.90%       10.05%           8.90%
Van Kampen UIF Active International Allocation - Class II                      -26.52%        N/A            -15.19%
Van Kampen UIF Emerging Markets Debt - Class II                                 3.89%         N/A            -1.46%
Van Kampen UIF U.S. Real Estate - Class II                                      3.61%         N/A             4.13%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).



                                   APPENDIX C

                 ALLSTATE ADVISOR PREFERRED CONTRACT WITH 5-YEAR
                            WITHDRAWAL CHARGE OPTION

The Allstate Advisor Preferred Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown. These Contract charges include a maximum withdrawal charge of 7% that declines to zero after five years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:


-    1.59% (without any optional benefit riders), or

- 1.74% with the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 1.84% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 1.89% with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 1.99% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 71 and 79 on the Rider Application
     Date), or

- 1.99% with the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.14% with the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 2.14% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.29% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date).

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.25% of the Income Base, assuming no additional purchase payments or withdrawals. Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.45% of the Income Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.

See the Expense Table in the Prospectus for more details.


Standardized Total Returns


Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. The following Variable Sub-Accounts commenced operations on April 30, 1999: The George Putnam Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam Research, Putnam Utilities Growth and Income, Putnam Vista and Putnam Voyager. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information.






(Without any optionalbenefits)
Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.31%         N/A            -2.09%
Global Asset Allocation - Class IB                                             -15.13%        N/A            -5.67%
Growth and Income - Class IB                                                   -13.04%        N/A            -5.85%
Health Sciences - Class IB                                                     -26.19%        N/A            3.56%
High Yield - Class IB                                                          -3.16%         N/A            -5.24%
Income - Class IB                                                               0.43%         N/A            1.52%
International Growth - Class IB                                                -27.04%        N/A            -1.63%
Investors - Class IB                                                           -31.14%        N/A           -13.64%
Money Market - Class IB                                                        -2.99%         N/A            1.52%
New Opportunities - Class IB                                                   -36.42%        N/A           -10.74%
New Value - Class IB                                                           -3.49%         N/A            1.12%
Research - Class IB                                                            -25.29%        N/A            -6.00%
Utilities Growth and Income - Class IB                                         -28.72%        N/A            -6.44%
Vista - Class IB                                                               -39.73%        N/A            -6.97%
Voyager - Class IB                                                             -28.81%        N/A            -5.79%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.45%         N/A            -2.24%
Global Asset Allocation - Class IB                                             -15.27%        N/A            -5.81%
Growth and Income - Class IB                                                   -13.18%        N/A            -6.00%
Health Sciences - Class IB                                                     -26.31%        N/A            3.40%
High Yield - Class IB                                                          -3.31%         N/A            -5.39%
Income - Class IB                                                               0.27%         N/A            1.37%
International Growth - Class IB                                                -27.16%        N/A            -1.79%
Investors - Class IB                                                           -31.25%        N/A           -13.77%
Money Market - Class IB                                                        -3.15%         N/A            1.37%
New Opportunities - Class IB                                                   -36.52%        N/A           -10.88%
New Value - Class IB                                                           -3.64%         N/A            0.96%
Research - Class IB                                                            -25.41%        N/A            -6.15%
Utilities Growth and Income - Class IB                                         -28.84%        N/A            -6.59%
Vista - Class IB                                                               -39.83%        N/A            -7.11%
Voyager - Class IB                                                             -28.92%        N/A            -5.94%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.55%         N/A            -2.34%
Global Asset Allocation - Class IB                                             -15.36%        N/A            -5.91%
Growth and Income - Class IB                                                   -13.28%        N/A            -6.10%
Health Sciences - Class IB                                                     -26.39%        N/A            3.29%
High Yield - Class IB                                                          -3.42%         N/A            -5.48%
Income - Class IB                                                               0.16%         N/A            1.26%
International Growth - Class IB                                                -27.24%        N/A            -1.89%
Investors - Class IB                                                           -31.32%        N/A           -13.87%
Money Market - Class IB                                                        -3.25%         N/A            1.26%
New Opportunities - Class IB                                                   -36.59%        N/A           -10.98%
New Value - Class IB                                                           -3.74%         N/A            0.85%
Research - Class IB                                                            -25.49%        N/A            -6.24%
Utilities Growth and Income - Class IB                                         -28.91%        N/A            -6.69%
Vista - Class IB                                                               -39.89%        N/A            -7.21%
Voyager - Class IB                                                             -29.00%        N/A            -6.04%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.60%         N/A            -2.39%
Global Asset Allocation - Class IB                                             -15.40%        N/A            -5.96%
Growth and Income - Class IB                                                   -13.32%        N/A            -6.15%
Health Sciences - Class IB                                                     -26.43%        N/A            3.23%
High Yield - Class IB                                                          -3.47%         N/A            -5.53%
Income - Class IB                                                               0.11%         N/A            1.21%
International Growth - Class IB                                                -27.28%        N/A            -1.94%
Investors - Class IB                                                           -31.36%        N/A           -13.91%
Money Market - Class IB                                                        -3.30%         N/A            1.21%
New Opportunities - Class IB                                                   -36.62%        N/A           -11.03%
New Value - Class IB                                                           -3.79%         N/A            0.80%
Research - Class IB                                                            -25.53%        N/A            -6.29%
Utilities Growth and Income - Class IB                                         -28.95%        N/A            -6.74%
Vista - Class IB                                                               -39.92%        N/A            -7.26%
Voyager - Class IB                                                             -29.04%        N/A            -6.09%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.70%         N/A            -2.49%
Global Asset Allocation - Class IB                                             -15.49%        N/A            -6.06%
Growth and Income - Class IB                                                   -13.41%        N/A            -6.24%
Health Sciences - Class IB                                                     -26.51%        N/A            3.13%
High Yield - Class IB                                                          -3.57%         N/A            -5.63%
Income - Class IB                                                               0.00%         N/A            1.10%
International Growth - Class IB                                                -27.35%        N/A            -2.04%
Investors - Class IB                                                           -31.44%        N/A           -14.00%
Money Market - Class IB                                                        -3.40%         N/A            1.10%
New Opportunities - Class IB                                                   -36.69%        N/A           -11.12%
New Value - Class IB                                                           -3.90%         N/A            0.70%
Research - Class IB                                                            -25.61%        N/A            -6.39%
Utilities Growth and Income - Class IB                                         -29.03%        N/A            -6.84%
Vista - Class IB                                                               -39.99%        N/A            -7.36%
Voyager - Class IB                                                             -29.12%        N/A            -6.19%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.70%         N/A            -2.49%
Global Asset Allocation - Class IB                                             -15.49%        N/A            -6.06%
Growth and Income - Class IB                                                   -13.41%        N/A            -6.24%
Health Sciences - Class IB                                                     -26.51%        N/A            3.13%
High Yield - Class IB                                                          -3.57%         N/A            -5.63%
Income - Class IB                                                               0.00%         N/A            1.10%
International Growth - Class IB                                                -27.35%        N/A            -2.04%
Investors - Class IB                                                           -31.44%        N/A           -14.00%
Money Market - Class IB                                                        -3.40%         N/A            1.10%
New Opportunities - Class IB                                                   -36.69%        N/A           -11.12%
New Value - Class IB                                                           -3.90%         N/A            0.70%
Research - Class IB                                                            -25.61%        N/A            -6.39%
Utilities Growth and Income - Class IB                                         -29.03%        N/A            -6.84%
Vista - Class IB                                                               -39.99%        N/A            -7.36%
Voyager - Class IB                                                             -29.12%        N/A            -6.19%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.85%         N/A            -2.65%
Global Asset Allocation - Class IB                                             -15.63%        N/A            -6.21%
Growth and Income - Class IB                                                   -13.55%        N/A            -6.39%
Health Sciences - Class IB                                                     -26.63%        N/A            2.97%
High Yield - Class IB                                                          -3.72%         N/A            -5.78%
Income - Class IB                                                              -0.15%         N/A            0.94%
International Growth - Class IB                                                -27.47%        N/A            -2.20%
Investors - Class IB                                                           -31.55%        N/A           -14.14%
Money Market - Class IB                                                        -3.56%         N/A            0.94%
New Opportunities - Class IB                                                   -36.80%        N/A           -11.26%
New Value - Class IB                                                           -4.05%         N/A            0.54%
Research - Class IB                                                            -25.73%        N/A            -6.54%
Utilities Growth and Income - Class IB                                         -29.14%        N/A            -6.98%
Vista - Class IB                                                               -40.09%        N/A            -7.50%
Voyager - Class IB                                                             -29.23%        N/A            -6.33%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.85%         N/A            -2.65%
Global Asset Allocation - Class IB                                             -15.63%        N/A            -6.21%
Growth and Income - Class IB                                                   -13.55%        N/A            -6.39%
Health Sciences - Class IB                                                     -26.63%        N/A            2.97%
High Yield - Class IB                                                          -3.72%         N/A            -5.78%
Income - Class IB                                                              -0.15%         N/A            0.94%
International Growth - Class IB                                                -27.47%        N/A            -2.20%
Investors - Class IB                                                           -31.55%        N/A           -14.14%
Money Market - Class IB                                                        -3.56%         N/A            0.94%
New Opportunities - Class IB                                                   -36.80%        N/A           -11.26%
New Value - Class IB                                                           -4.05%         N/A            0.54%
Research - Class IB                                                            -25.73%        N/A            -6.54%
Utilities Growth and Income - Class IB                                         -29.14%        N/A            -6.98%
Vista - Class IB                                                               -40.09%        N/A            -7.50%
Voyager - Class IB                                                             -29.23%        N/A            -6.33%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))
Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.00%         N/A            -2.80%
Global Asset Allocation - Class IB                                             -15.76%        N/A            -6.36%
Growth and Income - Class IB                                                   -13.69%        N/A            -6.54%
Health Sciences - Class IB                                                     -26.75%        N/A            2.81%
High Yield - Class IB                                                          -3.88%         N/A            -5.93%
Income - Class IB                                                              -0.31%         N/A            0.79%
International Growth - Class IB                                                -27.59%        N/A            -2.35%
Investors - Class IB                                                           -31.66%        N/A           -14.28%
Money Market - Class IB                                                        -3.71%         N/A            0.79%
New Opportunities - Class IB                                                   -36.90%        N/A           -11.40%
New Value - Class IB                                                           -4.20%         N/A            0.38%
Research - Class IB                                                            -25.85%        N/A            -6.69%
Utilities Growth and Income - Class IB                                         -29.26%        N/A            -7.13%
Vista - Class IB                                                               -40.19%        N/A            -7.65%
Voyager - Class IB                                                             -29.34%        N/A            -6.48%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.56%         N/A            -2.38%
Global Asset Allocation - Class IB                                             -15.38%        N/A            -5.95%
Growth and Income - Class IB                                                   -13.29%        N/A            -6.15%
Health Sciences - Class IB                                                     -26.44%        N/A            3.30%
High Yield - Class IB                                                          -3.41%         N/A            -5.54%
Income - Class IB                                                               0.18%         N/A            1.23%
International Growth - Class IB                                                -27.29%        N/A            -1.87%
Investors - Class IB                                                           -31.39%        N/A           -13.92%
Money Market - Class IB                                                        -3.24%         N/A            1.24%
New Opportunities - Class IB                                                   -36.67%        N/A           -10.99%
New Value - Class IB                                                           -3.74%         N/A            0.82%
Research - Class IB                                                            -25.54%        N/A            -6.26%
Utilities Growth and Income - Class IB                                         -28.97%        N/A            -6.72%
Vista - Class IB                                                               -39.98%        N/A            -7.21%
Voyager - Class IB                                                             -29.06%        N/A            -6.04%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.70%         N/A            -2.54%
Global Asset Allocation - Class IB                                             -15.52%        N/A            -6.10%
Growth and Income - Class IB                                                   -13.43%        N/A            -6.30%
Health Sciences - Class IB                                                     -26.56%        N/A            3.14%
High Yield - Class IB                                                          -3.56%         N/A            -5.69%
Income - Class IB                                                               0.02%         N/A            1.08%
International Growth - Class IB                                                -27.41%        N/A            -2.03%
Investors - Class IB                                                           -31.50%        N/A           -14.05%
Money Market - Class IB                                                        -3.40%         N/A            1.08%
New Opportunities - Class IB                                                   -36.77%        N/A           -11.13%
New Value - Class IB                                                           -3.89%         N/A            0.66%
Research - Class IB                                                            -25.66%        N/A            -6.41%
Utilities Growth and Income - Class IB                                         -29.09%        N/A            -6.87%
Vista - Class IB                                                               -40.08%        N/A            -7.35%
Voyager - Class IB                                                             -29.17%        N/A            -6.19%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.80%         N/A            -2.64%
Global Asset Allocation - Class IB                                             -15.61%        N/A            -6.20%
Growth and Income - Class IB                                                   -13.53%        N/A            -6.40%
Health Sciences - Class IB                                                     -26.64%        N/A            3.03%
High Yield - Class IB                                                          -3.67%         N/A            -5.79%
Income - Class IB                                                              -0.09%         N/A            0.97%
International Growth - Class IB                                                -27.49%        N/A            -2.13%
Investors - Class IB                                                           -31.57%        N/A           -14.15%
Money Market - Class IB                                                        -3.50%         N/A            0.98%
New Opportunities - Class IB                                                   -36.84%        N/A           -11.23%
New Value - Class IB                                                           -3.99%         N/A            0.56%
Research - Class IB                                                            -25.74%        N/A            -6.51%
Utilities Growth and Income - Class IB                                         -29.16%        N/A            -6.97%
Vista - Class IB                                                               -40.14%        N/A            -7.45%
Voyager - Class IB                                                             -29.25%        N/A            -6.29%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.85%         N/A            -2.69%
Global Asset Allocation - Class IB                                             -15.65%        N/A            -6.25%
Growth and Income - Class IB                                                   -13.57%        N/A            -6.45%
Health Sciences - Class IB                                                     -26.68%        N/A            2.98%
High Yield - Class IB                                                          -3.72%         N/A            -5.84%
Income - Class IB                                                              -0.14%         N/A            0.92%
International Growth - Class IB                                                -27.53%        N/A            -2.18%
Investors - Class IB                                                           -31.61%        N/A           -14.19%
Money Market - Class IB                                                        -3.55%         N/A            0.93%
New Opportunities - Class IB                                                   -36.87%        N/A           -11.27%
New Value - Class IB                                                           -4.04%         N/A            0.50%
Research - Class IB                                                            -25.78%        N/A            -6.56%
Utilities Growth and Income - Class IB                                         -29.20%        N/A            -7.02%
Vista - Class IB                                                               -40.17%        N/A            -7.50%
Voyager - Class IB                                                             -29.29%        N/A            -6.34%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.95%         N/A            -2.79%
Global Asset Allocation - Class IB                                             -15.74%        N/A            -6.35%
Growth and Income - Class IB                                                   -13.66%        N/A            -6.55%
Health Sciences - Class IB                                                     -26.76%        N/A            2.87%
High Yield - Class IB                                                          -3.82%         N/A            -5.94%
Income - Class IB                                                              -0.25%         N/A            0.81%
International Growth - Class IB                                                -27.60%        N/A            -2.28%
Investors - Class IB                                                           -31.69%        N/A           -14.28%
Money Market - Class IB                                                        -3.65%         N/A            0.82%
New Opportunities - Class IB                                                   -36.94%        N/A           -11.37%
New Value - Class IB                                                           -4.15%         N/A            0.40%
Research - Class IB                                                            -25.86%        N/A            -6.66%
Utilities Growth and Income - Class IB                                         -29.28%        N/A            -7.12%
Vista - Class IB                                                               -40.24%        N/A            -7.60%
Voyager - Class IB                                                             -29.37%        N/A            -6.43%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.95%         N/A            -2.79%
Global Asset Allocation - Class IB                                             -15.74%        N/A            -6.35%
Growth and Income - Class IB                                                   -13.66%        N/A            -6.55%
Health Sciences - Class IB                                                     -26.76%        N/A            2.87%
High Yield - Class IB                                                          -3.82%         N/A            -5.94%
Income - Class IB                                                              -0.25%         N/A            0.81%
International Growth - Class IB                                                -27.60%        N/A            -2.28%
Investors - Class IB                                                           -31.69%        N/A           -14.28%
Money Market - Class IB                                                        -3.65%         N/A            0.82%
New Opportunities - Class IB                                                   -36.94%        N/A           -11.37%
New Value - Class IB                                                           -4.15%         N/A            0.40%
Research - Class IB                                                            -25.86%        N/A            -6.66%
Utilities Growth and Income - Class IB                                         -29.28%        N/A            -7.12%
Vista - Class IB                                                               -40.24%        N/A            -7.60%
Voyager - Class IB                                                             -29.37%        N/A            -6.43%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.10%         N/A            -2.94%
Global Asset Allocation - Class IB                                             -15.88%        N/A            -6.49%
Growth and Income - Class IB                                                   -13.80%        N/A            -6.69%
Health Sciences - Class IB                                                     -26.88%        N/A            2.71%
High Yield - Class IB                                                          -3.97%         N/A            -6.08%
Income - Class IB                                                              -0.40%         N/A            0.65%
International Growth - Class IB                                                -27.72%        N/A            -2.44%
Investors - Class IB                                                           -31.80%        N/A           -14.42%
Money Market - Class IB                                                        -3.81%         N/A            0.66%
New Opportunities - Class IB                                                   -37.05%        N/A           -11.51%
New Value - Class IB                                                           -4.30%         N/A            0.24%
Research - Class IB                                                            -25.98%        N/A            -6.81%
Utilities Growth and Income - Class IB                                         -29.39%        N/A            -7.26%
Vista - Class IB                                                               -40.34%        N/A            -7.75%
Voyager - Class IB                                                             -29.48%        N/A            -6.58%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.10%         N/A            -2.94%
Global Asset Allocation - Class IB                                             -15.88%        N/A            -6.49%
Growth and Income - Class IB                                                   -13.80%        N/A            -6.69%
Health Sciences - Class IB                                                     -26.88%        N/A            2.71%
High Yield - Class IB                                                          -3.97%         N/A            -6.08%
Income - Class IB                                                              -0.40%         N/A            0.65%
International Growth - Class IB                                                -27.72%        N/A            -2.44%
Investors - Class IB                                                           -31.80%        N/A           -14.42%
Money Market - Class IB                                                        -3.81%         N/A            0.66%
New Opportunities - Class IB                                                   -37.05%        N/A           -11.51%
New Value - Class IB                                                           -4.30%         N/A            0.24%
Research - Class IB                                                            -25.98%        N/A            -6.81%
Utilities Growth and Income - Class IB                                         -29.39%        N/A            -7.26%
Vista - Class IB                                                               -40.34%        N/A            -7.75%
Voyager - Class IB                                                             -29.48%        N/A            -6.58%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.25%         N/A            -3.10%
Global Asset Allocation - Class IB                                             -16.01%        N/A            -6.64%
Growth and Income - Class IB                                                   -13.94%        N/A            -6.84%
Health Sciences - Class IB                                                     -27.00%        N/A            2.55%
High Yield - Class IB                                                          -4.13%         N/A            -6.23%
Income - Class IB                                                              -0.56%         N/A            0.50%
International Growth - Class IB                                                -27.84%        N/A            -2.59%
Investors - Class IB                                                           -31.91%        N/A           -14.56%
Money Market - Class IB                                                        -3.96%         N/A            0.50%
New Opportunities - Class IB                                                   -37.15%        N/A           -11.65%
New Value - Class IB                                                           -4.45%         N/A            0.08%
Research - Class IB                                                            -26.10%        N/A            -6.96%
Utilities Growth and Income - Class IB                                         -29.51%        N/A            -7.41%
Vista - Class IB                                                               -40.44%        N/A            -7.89%
Voyager - Class IB                                                             -29.59%        N/A            -6.73%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.76%         N/A            -2.62%
Global Asset Allocation - Class IB                                             -15.58%        N/A            -6.18%
Growth and Income - Class IB                                                   -13.49%        N/A            -6.39%
Health Sciences - Class IB                                                     -26.64%        N/A            3.10%
High Yield - Class IB                                                          -3.61%         N/A            -5.78%
Income - Class IB                                                              -0.02%         N/A            1.00%
International Growth - Class IB                                                -27.49%        N/A            -2.06%
Investors - Class IB                                                           -31.59%        N/A           -14.14%
Money Market - Class IB                                                        -3.44%         N/A            1.02%
New Opportunities - Class IB                                                   -36.87%        N/A           -11.19%
New Value - Class IB                                                           -3.94%         N/A            0.58%
Research - Class IB                                                            -25.74%        N/A            -6.48%
Utilities Growth and Income - Class IB                                         -29.17%        N/A            -6.94%
Vista - Class IB                                                               -40.18%        N/A            -7.40%
Voyager - Class IB                                                             -29.26%        N/A            -6.24%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.90%         N/A            -2.77%
Global Asset Allocation - Class IB                                             -15.72%        N/A            -6.33%
Growth and Income - Class IB                                                   -13.63%        N/A            -6.54%
Health Sciences - Class IB                                                     -26.76%        N/A            2.94%
High Yield - Class IB                                                          -3.76%         N/A            -5.93%
Income - Class IB                                                              -0.18%         N/A            0.84%
International Growth - Class IB                                                -27.61%        N/A            -2.22%
Investors - Class IB                                                           -31.70%        N/A           -14.28%
Money Market - Class IB                                                        -3.60%         N/A            0.86%
New Opportunities - Class IB                                                   -36.97%        N/A           -11.33%
New Value - Class IB                                                           -4.09%         N/A            0.42%
Research - Class IB                                                            -25.86%        N/A            -6.63%
Utilities Growth and Income - Class IB                                         -29.29%        N/A            -7.09%
Vista - Class IB                                                               -40.28%        N/A            -7.55%
Voyager - Class IB                                                             -29.37%        N/A            -6.39%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.00%         N/A            -2.88%
Global Asset Allocation - Class IB                                             -15.81%        N/A            -6.43%
Growth and Income - Class IB                                                   -13.73%        N/A            -6.64%
Health Sciences - Class IB                                                     -26.84%        N/A            2.83%
High Yield - Class IB                                                          -3.87%         N/A            -6.03%
Income - Class IB                                                              -0.29%         N/A            0.74%
International Growth - Class IB                                                -27.69%        N/A            -2.32%
Investors - Class IB                                                           -31.77%        N/A           -14.37%
Money Market - Class IB                                                        -3.70%         N/A            0.75%
New Opportunities - Class IB                                                   -37.04%        N/A           -11.43%
New Value - Class IB                                                           -4.19%         N/A            0.32%
Research - Class IB                                                            -25.94%        N/A            -6.73%
Utilities Growth and Income - Class IB                                         -29.36%        N/A            -7.19%
Vista - Class IB                                                               -40.34%        N/A            -7.65%
Voyager - Class IB                                                             -29.45%        N/A            -6.49%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.05%         N/A            -2.93%
Global Asset Allocation - Class IB                                             -15.85%        N/A            -6.47%
Growth and Income - Class IB                                                   -13.77%        N/A            -6.69%
Health Sciences - Class IB                                                     -26.88%        N/A            2.78%
High Yield - Class IB                                                          -3.92%         N/A            -6.08%
Income - Class IB                                                              -0.34%         N/A            0.68%
International Growth - Class IB                                                -27.73%        N/A            -2.37%
Investors - Class IB                                                           -31.81%        N/A           -14.42%
Money Market - Class IB                                                        -3.75%         N/A            0.70%
New Opportunities - Class IB                                                   -37.07%        N/A           -11.47%
New Value - Class IB                                                           -4.24%         N/A            0.26%
Research - Class IB                                                            -25.98%        N/A            -6.78%
Utilities Growth and Income - Class IB                                         -29.40%        N/A            -7.24%
Vista - Class IB                                                               -40.37%        N/A            -7.69%
Voyager - Class IB                                                             -29.49%        N/A            -6.53%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.15%         N/A            -3.03%
Global Asset Allocation - Class IB                                             -15.94%        N/A            -6.57%
Growth and Income - Class IB                                                   -13.86%        N/A            -6.79%
Health Sciences - Class IB                                                     -26.96%        N/A            2.67%
High Yield - Class IB                                                          -4.02%         N/A            -6.18%
Income - Class IB                                                              -0.45%         N/A            0.58%
International Growth - Class IB                                                -27.80%        N/A            -2.47%
Investors - Class IB                                                           -31.89%        N/A           -14.51%
Money Market - Class IB                                                        -3.85%         N/A            0.59%
New Opportunities - Class IB                                                   -37.14%        N/A           -11.57%
New Value - Class IB                                                           -4.35%         N/A            0.16%
Research - Class IB                                                            -26.06%        N/A            -6.88%
Utilities Growth and Income - Class IB                                         -29.48%        N/A            -7.34%
Vista - Class IB                                                               -40.44%        N/A            -7.79%
Voyager - Class IB                                                             -29.57%        N/A            -6.63%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.15%         N/A            -3.03%
Global Asset Allocation - Class IB                                             -15.94%        N/A            -6.57%
Growth and Income - Class IB                                                   -13.86%        N/A            -6.79%
Health Sciences - Class IB                                                     -26.96%        N/A            2.67%
High Yield - Class IB                                                          -4.02%         N/A            -6.18%
Income - Class IB                                                              -0.45%         N/A            0.58%
International Growth - Class IB                                                -27.80%        N/A            -2.47%
Investors - Class IB                                                           -31.89%        N/A           -14.51%
Money Market - Class IB                                                        -3.85%         N/A            0.59%
New Opportunities - Class IB                                                   -37.14%        N/A           -11.57%
New Value - Class IB                                                           -4.35%         N/A            0.16%
Research - Class IB                                                            -26.06%        N/A            -6.88%
Utilities Growth and Income - Class IB                                         -29.48%        N/A            -7.34%
Vista - Class IB                                                               -40.44%        N/A            -7.79%
Voyager - Class IB                                                             -29.57%        N/A            -6.63%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.30%         N/A            -3.18%
Global Asset Allocation - Class IB                                             -16.08%        N/A            -6.72%
Growth and Income - Class IB                                                   -14.00%        N/A            -6.94%
Health Sciences - Class IB                                                     -27.08%        N/A            2.51%
High Yield - Class IB                                                          -4.17%         N/A            -6.33%
Income - Class IB                                                              -0.60%         N/A            0.42%
International Growth - Class IB                                                -27.92%        N/A            -2.63%
Investors - Class IB                                                           -32.00%        N/A           -14.65%
Money Market - Class IB                                                        -4.01%         N/A            0.43%
New Opportunities - Class IB                                                   -37.25%        N/A           -11.71%
New Value - Class IB                                                           -4.50%         N/A            0.00%
Research - Class IB                                                            -26.18%        N/A            -7.02%
Utilities Growth and Income - Class IB                                         -29.59%        N/A            -7.49%
Vista - Class IB                                                               -40.54%        N/A            -7.94%
Voyager - Class IB                                                             -29.68%        N/A            -6.78%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.30%         N/A            -3.18%
Global Asset Allocation - Class IB                                             -16.08%        N/A            -6.72%
Growth and Income - Class IB                                                   -14.00%        N/A            -6.94%
Health Sciences - Class IB                                                     -27.08%        N/A            2.51%
High Yield - Class IB                                                          -4.17%         N/A            -6.33%
Income - Class IB                                                              -0.60%         N/A            0.42%
International Growth - Class IB                                                -27.92%        N/A            -2.63%
Investors - Class IB                                                           -32.00%        N/A           -14.65%
Money Market - Class IB                                                        -4.01%         N/A            0.43%
New Opportunities - Class IB                                                   -37.25%        N/A           -11.71%
New Value - Class IB                                                           -4.50%         N/A            0.00%
Research - Class IB                                                            -26.18%        N/A            -7.02%
Utilities Growth and Income - Class IB                                         -29.59%        N/A            -7.49%
Vista - Class IB                                                               -40.54%        N/A            -7.94%
Voyager - Class IB                                                             -29.68%        N/A            -6.78%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.45%         N/A            -3.34%
Global Asset Allocation - Class IB                                             -16.21%        N/A            -6.87%
Growth and Income - Class IB                                                   -14.14%        N/A            -7.08%
Health Sciences - Class IB                                                     -27.20%        N/A            2.35%
High Yield - Class IB                                                          -4.33%         N/A            -6.48%
Income - Class IB                                                              -0.76%         N/A            0.26%
International Growth - Class IB                                                -28.04%        N/A            -2.78%
Investors - Class IB                                                           -32.11%        N/A           -14.78%
Money Market - Class IB                                                        -4.16%         N/A            0.28%
New Opportunities - Class IB                                                   -37.35%        N/A           -11.85%
New Value - Class IB                                                           -4.65%         N/A            -0.16%
Research - Class IB                                                            -26.30%        N/A            -7.17%
Utilities Growth and Income - Class IB                                         -29.71%        N/A            -7.63%
Vista - Class IB                                                               -40.64%        N/A            -8.09%
Voyager - Class IB                                                             -29.79%        N/A            -6.93%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


Non-Standardized Total Returns


Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since its  inception  through  December  31,  2001.  The  following
Variable Sub-Accounts  commenced operations on April 30, 1999: The George Putnam
Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam
Health Sciences,  Putnam High Yield, Putnam Income, Putnam International Growth,
Putnam  Investors,  Putnam Money Market,  Putnam New  Opportunities,  Putnam New
Value,  Putnam Research,  Putnam  Utilities Growth and Income,  Putnam Vista and
Putnam Voyager. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information. The non-standardized total returns shown below do not reflect the withdrawal charge or the $30 annual contract maintenance charge that may be imposed under the Allstate
Advisor Preferred Contract.

(Without any optional benefits)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.14%         N/A            -0.38%
Global Asset Allocation - Class IB                                             -9.96%         N/A            -3.87%
Growth and Income - Class IB                                                   -7.88%         N/A            -4.04%
Health Sciences - Class IB                                                     -21.03%        N/A             5.10%
High Yield - Class IB                                                           2.01%         N/A            -3.45%
Income - Class IB                                                               5.60%         N/A             3.13%
International Growth - Class IB                                                -21.87%        N/A             0.04%
Investors - Class IB                                                           -25.97%        N/A            -11.57%
Money Market - Class IB                                                         2.17%         N/A             3.13%
New Opportunities - Class IB                                                   -31.25%        N/A            -8.79%
New Value - Class IB                                                            1.68%         N/A             2.73%
Research - Class IB                                                            -20.12%        N/A            -4.19%
Utilities Growth and Income - Class IB                                         -23.55%        N/A            -4.62%
Vista - Class IB                                                               -34.56%        N/A            -5.14%
Voyager - Class IB                                                             -23.64%        N/A            -4.00%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.29%         N/A            -0.53%
Global Asset Allocation - Class IB                                             -10.10%        N/A            -4.01%
Growth and Income - Class IB                                                   -8.02%         N/A            -4.18%
Health Sciences - Class IB                                                     -21.15%        N/A             4.95%
High Yield - Class IB                                                           1.85%         N/A            -3.59%
Income - Class IB                                                               5.44%         N/A             2.98%
International Growth - Class IB                                                -21.99%        N/A            -0.11%
Investors - Class IB                                                           -26.08%        N/A            -11.70%
Money Market - Class IB                                                         2.02%         N/A             2.97%
New Opportunities - Class IB                                                   -31.35%        N/A            -8.93%
New Value - Class IB                                                            1.53%         N/A             2.58%
Research - Class IB                                                            -20.24%        N/A            -4.34%
Utilities Growth and Income - Class IB                                         -23.67%        N/A            -4.77%
Vista - Class IB                                                               -34.66%        N/A            -5.28%
Voyager - Class IB                                                             -23.76%        N/A            -4.14%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.39%         N/A            -0.63%
Global Asset Allocation - Class IB                                             -10.19%        N/A            -4.11%
Growth and Income - Class IB                                                   -8.11%         N/A            -4.28%
Health Sciences - Class IB                                                     -21.23%        N/A             4.84%
High Yield - Class IB                                                           1.75%         N/A            -3.69%
Income - Class IB                                                               5.33%         N/A             2.87%
International Growth - Class IB                                                -22.07%        N/A            -0.21%
Investors - Class IB                                                           -26.16%        N/A            -11.79%
Money Market - Class IB                                                         1.92%         N/A             2.87%
New Opportunities - Class IB                                                   -31.42%        N/A            -9.02%
New Value - Class IB                                                            1.42%         N/A             2.48%
Research - Class IB                                                            -20.32%        N/A            -4.43%
Utilities Growth and Income - Class IB                                         -23.75%        N/A            -4.86%
Vista - Class IB                                                               -34.72%        N/A            -5.38%
Voyager - Class IB                                                             -23.83%        N/A            -4.24%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.44%         N/A            -0.68%
Global Asset Allocation - Class IB                                             -10.24%        N/A            -4.15%
Growth and Income - Class IB                                                   -8.16%         N/A            -4.33%
Health Sciences - Class IB                                                     -21.26%        N/A             4.79%
High Yield - Class IB                                                           1.70%         N/A            -3.73%
Income - Class IB                                                               5.28%         N/A             2.82%
International Growth - Class IB                                                -22.11%        N/A            -0.26%
Investors - Class IB                                                           -26.19%        N/A            -11.84%
Money Market - Class IB                                                         1.87%         N/A             2.82%
New Opportunities - Class IB                                                   -31.46%        N/A            -9.06%
New Value - Class IB                                                            1.37%         N/A             2.43%
Research - Class IB                                                            -20.36%        N/A            -4.48%
Utilities Growth and Income - Class IB                                         -23.78%        N/A            -4.91%
Vista - Class IB                                                               -34.76%        N/A            -5.42%
Voyager - Class IB                                                             -23.87%        N/A            -4.28%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.54%         N/A            -0.78%
Global Asset Allocation - Class IB                                             -10.33%        N/A            -4.25%
Growth and Income - Class IB                                                   -8.25%         N/A            -4.42%
Health Sciences - Class IB                                                     -21.34%        N/A             4.68%
High Yield - Class IB                                                           1.60%         N/A            -3.83%
Income - Class IB                                                               5.17%         N/A             2.72%
International Growth - Class IB                                                -22.19%        N/A            -0.36%
Investors - Class IB                                                           -26.27%        N/A            -11.92%
Money Market - Class IB                                                         1.76%         N/A             2.72%
New Opportunities - Class IB                                                   -31.53%        N/A            -9.15%
New Value - Class IB                                                            1.27%         N/A             2.32%
Research - Class IB                                                            -20.44%        N/A            -4.57%
Utilities Growth and Income - Class IB                                         -23.86%        N/A            -5.00%
Vista - Class IB                                                               -34.82%        N/A            -5.52%
Voyager - Class IB                                                             -23.95%        N/A            -4.38%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.54%         N/A            -0.78%
Global Asset Allocation - Class IB                                             -10.33%        N/A            -4.25%
Growth and Income - Class IB                                                   -8.25%         N/A            -4.42%
Health Sciences - Class IB                                                     -21.34%        N/A             4.68%
High Yield - Class IB                                                           1.60%         N/A            -3.83%
Income - Class IB                                                               5.17%         N/A             2.72%
International Growth - Class IB                                                -22.19%        N/A            -0.36%
Investors - Class IB                                                           -26.27%        N/A            -11.92%
Money Market - Class IB                                                         1.76%         N/A             2.72%
New Opportunities - Class IB                                                   -31.53%        N/A            -9.15%
New Value - Class IB                                                            1.27%         N/A             2.32%
Research - Class IB                                                            -20.44%        N/A            -4.57%
Utilities Growth and Income - Class IB                                         -23.86%        N/A            -5.00%
Vista - Class IB                                                               -34.82%        N/A            -5.52%
Voyager - Class IB                                                             -23.95%        N/A            -4.38%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.68%         N/A            -0.93%
Global Asset Allocation - Class IB                                             -10.46%        N/A            -4.39%
Growth and Income - Class IB                                                   -8.39%         N/A            -4.57%
Health Sciences - Class IB                                                     -21.46%        N/A             4.53%
High Yield - Class IB                                                           1.44%         N/A            -3.97%
Income - Class IB                                                               5.01%         N/A             2.57%
International Growth - Class IB                                                -22.30%        N/A            -0.51%
Investors - Class IB                                                           -26.38%        N/A            -12.06%
Money Market - Class IB                                                         1.61%         N/A             2.56%
New Opportunities - Class IB                                                   -31.63%        N/A            -9.29%
New Value - Class IB                                                            1.12%         N/A             2.17%
Research - Class IB                                                            -20.56%        N/A            -4.72%
Utilities Growth and Income - Class IB                                         -23.98%        N/A            -5.15%
Vista - Class IB                                                               -34.92%        N/A            -5.66%
Voyager - Class IB                                                             -24.06%        N/A            -4.52%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.68%         N/A            -0.93%
Global Asset Allocation - Class IB                                             -10.46%        N/A            -4.39%
Growth and Income - Class IB                                                   -8.39%         N/A            -4.57%
Health Sciences - Class IB                                                     -21.46%        N/A             4.53%
High Yield - Class IB                                                           1.44%         N/A            -3.97%
Income - Class IB                                                               5.01%         N/A             2.57%
International Growth - Class IB                                                -22.30%        N/A            -0.51%
Investors - Class IB                                                           -26.38%        N/A            -12.06%
Money Market - Class IB                                                         1.61%         N/A             2.56%
New Opportunities - Class IB                                                   -31.63%        N/A            -9.29%
New Value - Class IB                                                            1.12%         N/A             2.17%
Research - Class IB                                                            -20.56%        N/A            -4.72%
Utilities Growth and Income - Class IB                                         -23.98%        N/A            -5.15%
Vista - Class IB                                                               -34.92%        N/A            -5.66%
Voyager - Class IB                                                             -24.06%        N/A            -4.52%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.83%         N/A            -1.08%
Global Asset Allocation - Class IB                                             -10.60%        N/A            -4.54%
Growth and Income - Class IB                                                   -8.52%         N/A            -4.71%
Health Sciences - Class IB                                                     -21.58%        N/A             4.37%
High Yield - Class IB                                                           1.29%         N/A            -4.12%
Income - Class IB                                                               4.85%         N/A             2.41%
International Growth - Class IB                                                -22.42%        N/A            -0.66%
Investors - Class IB                                                           -26.49%        N/A            -12.19%
Money Market - Class IB                                                         1.46%         N/A             2.41%
New Opportunities - Class IB                                                   -31.73%        N/A            -9.43%
New Value - Class IB                                                            0.97%         N/A             2.02%
Research - Class IB                                                            -20.68%        N/A            -4.86%
Utilities Growth and Income - Class IB                                         -24.09%        N/A            -5.29%
Vista - Class IB                                                               -35.02%        N/A            -5.80%
Voyager - Class IB                                                             -24.18%        N/A            -4.67%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.39%         N/A            -0.67%
Global Asset Allocation - Class IB                                             -10.21%        N/A            -4.14%
Growth and Income - Class IB                                                   -8.13%         N/A            -4.33%
Health Sciences - Class IB                                                     -21.28%        N/A             4.86%
High Yield - Class IB                                                           1.76%         N/A            -3.74%
Income - Class IB                                                               5.35%         N/A             2.85%
International Growth - Class IB                                                -22.12%        N/A            -0.19%
Investors - Class IB                                                           -26.22%        N/A            -11.84%
Money Market - Class IB                                                         1.92%         N/A             2.85%
New Opportunities - Class IB                                                   -31.50%        N/A            -9.03%
New Value - Class IB                                                            1.43%         N/A             2.44%
Research - Class IB                                                            -20.37%        N/A            -4.45%
Utilities Growth and Income - Class IB                                         -23.80%        N/A            -4.89%
Vista - Class IB                                                               -34.81%        N/A            -5.37%
Voyager - Class IB                                                             -23.89%        N/A            -4.24%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.54%         N/A            -0.82%
Global Asset Allocation - Class IB                                             -10.35%        N/A            -4.29%
Growth and Income - Class IB                                                   -8.27%         N/A            -4.48%
Health Sciences - Class IB                                                     -21.40%        N/A             4.70%
High Yield - Class IB                                                           1.60%         N/A            -3.88%
Income - Class IB                                                               5.19%         N/A             2.69%
International Growth - Class IB                                                -22.24%        N/A            -0.34%
Investors - Class IB                                                           -26.33%        N/A            -11.97%
Money Market - Class IB                                                         1.77%         N/A             2.70%
New Opportunities - Class IB                                                   -31.60%        N/A            -9.17%
New Value - Class IB                                                            1.28%         N/A             2.29%
Research - Class IB                                                            -20.49%        N/A            -4.60%
Utilities Growth and Income - Class IB                                         -23.92%        N/A            -5.04%
Vista - Class IB                                                               -34.91%        N/A            -5.51%
Voyager - Class IB                                                             -24.01%        N/A            -4.38%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.64%         N/A            -0.92%
Global Asset Allocation - Class IB                                             -10.44%        N/A            -4.38%
Growth and Income - Class IB                                                   -8.36%         N/A            -4.57%
Health Sciences - Class IB                                                     -21.48%        N/A             4.59%
High Yield - Class IB                                                           1.50%         N/A            -3.98%
Income - Class IB                                                               5.08%         N/A             2.59%
International Growth - Class IB                                                -22.32%        N/A            -0.44%
Investors - Class IB                                                           -26.41%        N/A            -12.06%
Money Market - Class IB                                                         1.67%         N/A             2.60%
New Opportunities - Class IB                                                   -31.67%        N/A            -9.26%
New Value - Class IB                                                            1.17%         N/A             2.19%
Research - Class IB                                                            -20.57%        N/A            -4.69%
Utilities Growth and Income - Class IB                                         -24.00%        N/A            -5.13%
Vista - Class IB                                                               -34.97%        N/A            -5.61%
Voyager - Class IB                                                             -24.08%        N/A            -4.48%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.69%         N/A            -0.97%
Global Asset Allocation - Class IB                                             -10.49%        N/A            -4.43%
Growth and Income - Class IB                                                   -8.41%         N/A            -4.62%
Health Sciences - Class IB                                                     -21.51%        N/A             4.54%
High Yield - Class IB                                                           1.45%         N/A            -4.03%
Income - Class IB                                                               5.03%         N/A             2.54%
International Growth - Class IB                                                -22.36%        N/A            -0.49%
Investors - Class IB                                                           -26.44%        N/A            -12.11%
Money Market - Class IB                                                         1.62%         N/A             2.54%
New Opportunities - Class IB                                                   -31.71%        N/A            -9.30%
New Value - Class IB                                                            1.12%         N/A             2.14%
Research - Class IB                                                            -20.61%        N/A            -4.74%
Utilities Growth and Income - Class IB                                         -24.03%        N/A            -5.18%
Vista - Class IB                                                               -35.01%        N/A            -5.66%
Voyager - Class IB                                                             -24.12%        N/A            -4.52%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.79%         N/A            -1.07%
Global Asset Allocation - Class IB                                             -10.58%        N/A            -4.53%
Growth and Income - Class IB                                                   -8.50%         N/A            -4.72%
Health Sciences - Class IB                                                     -21.59%        N/A             4.44%
High Yield - Class IB                                                           1.35%         N/A            -4.12%
Income - Class IB                                                               4.92%         N/A             2.44%
International Growth - Class IB                                                -22.44%        N/A            -0.59%
Investors - Class IB                                                           -26.52%        N/A            -12.19%
Money Market - Class IB                                                         1.51%         N/A             2.44%
New Opportunities - Class IB                                                   -31.78%        N/A            -9.39%
New Value - Class IB                                                            1.02%         N/A             2.03%
Research - Class IB                                                            -20.69%        N/A            -4.83%
Utilities Growth and Income - Class IB                                         -24.11%        N/A            -5.27%
Vista - Class IB                                                               -35.07%        N/A            -5.75%
Voyager - Class IB                                                             -24.20%        N/A            -4.62%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.79%         N/A            -1.07%
Global Asset Allocation - Class IB                                             -10.58%        N/A            -4.53%
Growth and Income - Class IB                                                   -8.50%         N/A            -4.72%
Health Sciences - Class IB                                                     -21.59%        N/A             4.44%
High Yield - Class IB                                                           1.35%         N/A            -4.12%
Income - Class IB                                                               4.92%         N/A             2.44%
International Growth - Class IB                                                -22.44%        N/A            -0.59%
Investors - Class IB                                                           -26.52%        N/A            -12.19%
Money Market - Class IB                                                         1.51%         N/A             2.44%
New Opportunities - Class IB                                                   -31.78%        N/A            -9.39%
New Value - Class IB                                                            1.02%         N/A             2.03%
Research - Class IB                                                            -20.69%        N/A            -4.83%
Utilities Growth and Income - Class IB                                         -24.11%        N/A            -5.27%
Vista - Class IB                                                               -35.07%        N/A            -5.75%
Voyager - Class IB                                                             -24.20%        N/A            -4.62%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.93%         N/A            -1.22%
Global Asset Allocation - Class IB                                             -10.71%        N/A            -4.67%
Growth and Income - Class IB                                                   -8.64%         N/A            -4.86%
Health Sciences - Class IB                                                     -21.71%        N/A             4.28%
High Yield - Class IB                                                           1.19%         N/A            -4.27%
Income - Class IB                                                               4.76%         N/A             2.28%
International Growth - Class IB                                                -22.55%        N/A            -0.74%
Investors - Class IB                                                           -26.63%        N/A            -12.33%
Money Market - Class IB                                                         1.36%         N/A             2.29%
New Opportunities - Class IB                                                   -31.88%        N/A            -9.53%
New Value - Class IB                                                            0.87%         N/A             1.88%
Research - Class IB                                                            -20.81%        N/A            -4.98%
Utilities Growth and Income - Class IB                                         -24.23%        N/A            -5.42%
Vista - Class IB                                                               -35.17%        N/A            -5.89%
Voyager - Class IB                                                             -24.31%        N/A            -4.76%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.93%         N/A            -1.22%
Global Asset Allocation - Class IB                                             -10.71%        N/A            -4.67%
Growth and Income - Class IB                                                   -8.64%         N/A            -4.86%
Health Sciences - Class IB                                                     -21.71%        N/A             4.28%
High Yield - Class IB                                                           1.19%         N/A            -4.27%
Income - Class IB                                                               4.76%         N/A             2.28%
International Growth - Class IB                                                -22.55%        N/A            -0.74%
Investors - Class IB                                                           -26.63%        N/A            -12.33%
Money Market - Class IB                                                         1.36%         N/A             2.29%
New Opportunities - Class IB                                                   -31.88%        N/A            -9.53%
New Value - Class IB                                                            0.87%         N/A             1.88%
Research - Class IB                                                            -20.81%        N/A            -4.98%
Utilities Growth and Income - Class IB                                         -24.23%        N/A            -5.42%
Vista - Class IB                                                               -35.17%        N/A            -5.89%
Voyager - Class IB                                                             -24.31%        N/A            -4.76%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.08%         N/A            -1.37%
Global Asset Allocation - Class IB                                             -10.85%        N/A            -4.81%
Growth and Income - Class IB                                                   -8.77%         N/A            -5.00%
Health Sciences - Class IB                                                     -21.83%        N/A             4.12%
High Yield - Class IB                                                           1.04%         N/A            -4.41%
Income - Class IB                                                               4.60%         N/A             2.13%
International Growth - Class IB                                                -22.67%        N/A            -0.89%
Investors - Class IB                                                           -26.74%        N/A            -12.46%
Money Market - Class IB                                                         1.21%         N/A             2.13%
New Opportunities - Class IB                                                   -31.98%        N/A            -9.67%
New Value - Class IB                                                            0.72%         N/A             1.73%
Research - Class IB                                                            -20.93%        N/A            -5.12%
Utilities Growth and Income - Class IB                                         -24.34%        N/A            -5.56%
Vista - Class IB                                                               -35.27%        N/A            -6.03%
Voyager - Class IB                                                             -24.43%        N/A            -4.91%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.59%         N/A            -0.90%
Global Asset Allocation - Class IB                                             -10.41%        N/A            -4.36%
Growth and Income - Class IB                                                   -8.33%         N/A            -4.57%
Health Sciences - Class IB                                                     -21.48%        N/A             4.66%
High Yield - Class IB                                                           1.56%         N/A            -3.97%
Income - Class IB                                                               5.15%         N/A             2.62%
International Growth - Class IB                                                -22.32%        N/A            -0.38%
Investors - Class IB                                                           -26.42%        N/A            -12.06%
Money Market - Class IB                                                         1.72%         N/A             2.63%
New Opportunities - Class IB                                                   -31.70%        N/A            -9.22%
New Value - Class IB                                                            1.23%         N/A             2.21%
Research - Class IB                                                            -20.57%        N/A            -4.66%
Utilities Growth and Income - Class IB                                         -24.00%        N/A            -5.11%
Vista - Class IB                                                               -35.01%        N/A            -5.56%
Voyager - Class IB                                                             -24.09%        N/A            -4.43%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.74%         N/A            -1.05%
Global Asset Allocation - Class IB                                             -10.55%        N/A            -4.51%
Growth and Income - Class IB                                                   -8.47%         N/A            -4.71%
Health Sciences - Class IB                                                     -21.60%        N/A             4.50%
High Yield - Class IB                                                           1.40%         N/A            -4.12%
Income - Class IB                                                               4.99%         N/A             2.47%
International Growth - Class IB                                                -22.44%        N/A            -0.53%
Investors - Class IB                                                           -26.53%        N/A            -12.19%
Money Market - Class IB                                                         1.57%         N/A             2.48%
New Opportunities - Class IB                                                   -31.80%        N/A            -9.36%
New Value - Class IB                                                            1.08%         N/A             2.06%
Research - Class IB                                                            -20.69%        N/A            -4.80%
Utilities Growth and Income - Class IB                                         -24.12%        N/A            -5.25%
Vista - Class IB                                                               -35.11%        N/A            -5.70%
Voyager - Class IB                                                             -24.21%        N/A            -4.57%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.84%         N/A            -1.15%
Global Asset Allocation - Class IB                                             -10.64%        N/A            -4.60%
Growth and Income - Class IB                                                   -8.56%         N/A            -4.81%
Health Sciences - Class IB                                                     -21.68%        N/A             4.39%
High Yield - Class IB                                                           1.30%         N/A            -4.21%
Income - Class IB                                                               4.88%         N/A             2.36%
International Growth - Class IB                                                -22.52%        N/A            -0.63%
Investors - Class IB                                                           -26.61%        N/A            -12.28%
Money Market - Class IB                                                         1.47%         N/A             2.37%
New Opportunities - Class IB                                                   -31.87%        N/A            -9.45%
New Value - Class IB                                                            0.97%         N/A             1.95%
Research - Class IB                                                            -20.77%        N/A            -4.90%
Utilities Growth and Income - Class IB                                         -24.20%        N/A            -5.35%
Vista - Class IB                                                               -35.17%        N/A            -5.80%
Voyager - Class IB                                                             -24.28%        N/A            -4.67%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.89%         N/A            -1.20%
Global Asset Allocation - Class IB                                             -10.69%        N/A            -4.65%
Growth and Income - Class IB                                                   -8.61%         N/A            -4.85%
Health Sciences - Class IB                                                     -21.71%        N/A             4.34%
High Yield - Class IB                                                           1.25%         N/A            -4.26%
Income - Class IB                                                               4.83%         N/A             2.31%
International Growth - Class IB                                                -22.56%        N/A            -0.68%
Investors - Class IB                                                           -26.64%        N/A            -12.32%
Money Market - Class IB                                                         1.42%         N/A             2.32%
New Opportunities - Class IB                                                   -31.91%        N/A            -9.50%
New Value - Class IB                                                            0.92%         N/A             1.90%
Research - Class IB                                                            -20.81%        N/A            -4.95%
Utilities Growth and Income - Class IB                                         -24.23%        N/A            -5.39%
Vista - Class IB                                                               -35.21%        N/A            -5.84%
Voyager - Class IB                                                             -24.32%        N/A            -4.72%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.99%         N/A            -1.30%
Global Asset Allocation - Class IB                                             -10.78%        N/A            -4.75%
Growth and Income - Class IB                                                   -8.70%         N/A            -4.95%
Health Sciences - Class IB                                                     -21.79%        N/A             4.24%
High Yield - Class IB                                                           1.15%         N/A            -4.36%
Income - Class IB                                                               4.72%         N/A             2.21%
International Growth - Class IB                                                -22.64%        N/A            -0.78%
Investors - Class IB                                                           -26.72%        N/A            -12.41%
Money Market - Class IB                                                         1.31%         N/A             2.22%
New Opportunities - Class IB                                                   -31.98%        N/A            -9.59%
New Value - Class IB                                                            0.82%         N/A             1.80%
Research - Class IB                                                            -20.89%        N/A            -5.04%
Utilities Growth and Income - Class IB                                         -24.31%        N/A            -5.49%
Vista - Class IB                                                               -35.27%        N/A            -5.94%
Voyager - Class IB                                                             -24.40%        N/A            -4.81%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.99%         N/A            -1.30%
Global Asset Allocation - Class IB                                             -10.78%        N/A            -4.75%
Growth and Income - Class IB                                                   -8.70%         N/A            -4.95%
Health Sciences - Class IB                                                     -21.79%        N/A             4.24%
High Yield - Class IB                                                           1.15%         N/A            -4.36%
Income - Class IB                                                               4.72%         N/A             2.21%
International Growth - Class IB                                                -22.64%        N/A            -0.78%
Investors - Class IB                                                           -26.72%        N/A            -12.41%
Money Market - Class IB                                                         1.31%         N/A             2.22%
New Opportunities - Class IB                                                   -31.98%        N/A            -9.59%
New Value - Class IB                                                            0.82%         N/A             1.80%
Research - Class IB                                                            -20.89%        N/A            -5.04%
Utilities Growth and Income - Class IB                                         -24.31%        N/A            -5.49%
Vista - Class IB                                                               -35.27%        N/A            -5.94%
Voyager - Class IB                                                             -24.40%        N/A            -4.81%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.13%         N/A            -1.45%
Global Asset Allocation - Class IB                                             -10.91%        N/A            -4.89%
Growth and Income - Class IB                                                   -8.84%         N/A            -5.09%
Health Sciences - Class IB                                                     -21.91%        N/A             4.08%
High Yield - Class IB                                                           0.99%         N/A            -4.50%
Income - Class IB                                                               4.56%         N/A             2.05%
International Growth - Class IB                                                -22.75%        N/A            -0.93%
Investors - Class IB                                                           -26.83%        N/A            -12.54%
Money Market - Class IB                                                         1.16%         N/A             2.07%
New Opportunities - Class IB                                                   -32.08%        N/A            -9.72%
New Value - Class IB                                                            0.67%         N/A             1.65%
Research - Class IB                                                            -21.01%        N/A            -5.19%
Utilities Growth and Income - Class IB                                         -24.43%        N/A            -5.63%
Vista - Class IB                                                               -35.37%        N/A            -6.08%
Voyager - Class IB                                                             -24.51%        N/A            -4.96%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.13%         N/A            -1.45%
Global Asset Allocation - Class IB                                             -10.91%        N/A            -4.89%
Growth and Income - Class IB                                                   -8.84%         N/A            -5.09%
Health Sciences - Class IB                                                     -21.91%        N/A             4.08%
High Yield - Class IB                                                           0.99%         N/A            -4.50%
Income - Class IB                                                               4.56%         N/A             2.05%
International Growth - Class IB                                                -22.75%        N/A            -0.93%
Investors - Class IB                                                           -26.83%        N/A            -12.54%
Money Market - Class IB                                                         1.16%         N/A             2.07%
New Opportunities - Class IB                                                   -32.08%        N/A            -9.72%
New Value - Class IB                                                            0.67%         N/A             1.65%
Research - Class IB                                                            -21.01%        N/A            -5.19%
Utilities Growth and Income - Class IB                                         -24.43%        N/A            -5.63%
Vista - Class IB                                                               -35.37%        N/A            -6.08%
Voyager - Class IB                                                             -24.51%        N/A            -4.96%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.28%         N/A            -1.60%
Global Asset Allocation - Class IB                                             -11.05%        N/A            -5.03%
Growth and Income - Class IB                                                   -8.97%         N/A            -5.24%
Health Sciences - Class IB                                                     -22.03%        N/A             3.92%
High Yield - Class IB                                                           0.84%         N/A            -4.65%
Income - Class IB                                                               4.40%         N/A             1.90%
International Growth - Class IB                                                -22.87%        N/A            -1.08%
Investors - Class IB                                                           -26.94%        N/A            -12.68%
Money Market - Class IB                                                         1.01%         N/A             1.91%
New Opportunities - Class IB                                                   -32.18%        N/A            -9.86%
New Value - Class IB                                                            0.52%         N/A             1.49%
Research - Class IB                                                            -21.13%        N/A            -5.33%
Utilities Growth and Income - Class IB                                         -24.54%        N/A            -5.78%
Vista - Class IB                                                               -35.47%        N/A            -6.22%
Voyager - Class IB                                                             -24.63%        N/A            -5.10%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


Adjusted Historical Total Returns


Set out below are the adjusted historical total returns for each Variable
Sub-Account since the Portfolio's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Portfolios' historical performance since the inception of the Portfolios rather than the inception of the Variable Sub-Accounts.



Variable Sub-Account                                       Inception Date of
                                                        Corresponding Portfolio
The George Putnam Fund of Boston - Class IB*                     04/30/98
Global Asset Allocation - Class IB*                              02/01/88
Growth and Income - Class IB*                                    02/01/88
Health Sciences - Class IB*                                      04/30/98
High Yield - Class IB*                                           02/01/88
Income - Class IB*                                               02/01/88
International Growth - Class IB*                                 01/02/97
Investors - Class IB*                                            04/30/98
Money Market - Class IB*                                         02/01/88
New Opportunities - Class IB*                                    05/02/94
New Value - Class IB*                                            01/02/97
Research - Class IB*                                             09/29/98
Utilities Growth and Income - Class IB*                          05/01/92
Vista - Class IB*                                                01/02/97
Voyager - Class IB*                                              02/01/88
Franklin Growth and Income Securities - Class 2                  01/24/89
Franklin Small Cap - Class 2                                     10/31/95
Franklin Small Cap Value Securities - Class 2                    04/30/98
Mutual Shares Securities - Class II                              11/08/96
Templeton Developing Markets Securities - Class 2                03/04/96
Templeton Foreign Securities - Class 2                           05/01/92
Templeton Global Income Securities - Class 2                     01/24/89
LSA Aggressive Growth                                            08/14/01
LSA Focused Equity                                               10/01/99
LSA Mid Cap Value                                                08/14/01
Oppenheimer Aggressive Growth - Service Class                    08/15/86
Oppenheimer Global Securities - Service Class                    11/12/90
Oppenheimer High Income - Service Class                          04/30/86
Oppenheimer Main Street Growth & Income - Service Class          07/05/95
Oppenheimer Main Street Small Cap - Service Class                05/01/98
Oppenheimer Multiple Strategies - Service Class                  02/09/87
Oppenheimer Strategic Bond - Service Class                       05/03/93
Van Kampen LIT Emerging Growth - Class II                        07/03/95
Van Kampen LIT Growth and Income - Class II                      12/23/96
Van Kampen UIF Active International Allocation - Class II        08/31/99
Van Kampen UIF Emerging Markets Debt - Class II                  06/16/97
Van Kampen UIF U.S. Real Estate - Class II                       03/03/97

* Each  of the  Portfolios  (Class  IB  shares)  corresponding  to the  Variable
Sub-Accounts  commenced  operations on April 30, 1998,  except for the Putnam VT
Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios
(Class IA shares),  adjusted to reflect the current  expenses of the  Portfolios
(Class IB shares). The inception dates for the Portfolios (Class IA shares) are shown in the above table.




(Without any optional benefits)
Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB*                                    -6.31%         N/A             0.96%
Global Asset Allocation - Class IB*                                             -15.13%       3.97%            6.92%
Growth and Income - Class IB*                                                   -13.04%       6.18%            9.99%
Health Sciences - Class IB*                                                     -26.19%        N/A             1.82%
High Yield - Class IB*                                                          -3.16%        -0.15%           5.51%
Income - Class IB*                                                               0.43%        4.11%            4.79%
International Growth - Class IB*                                                -27.04%        N/A             7.41%
Investors - Class IB*                                                           -31.14%        N/A            -4.68%
Money Market - Class IB*                                                        -2.99%        3.17%            2.73%
New Opportunities - Class IB*                                                   -36.42%       4.20%            9.63%
New Value - Class IB*                                                           -3.49%         N/A             7.41%
Research - Class IB*                                                            -25.29%        N/A             3.35%
Utilities Growth and Income - Class IB*                                         -28.72%       3.99%            6.97%
Vista - Class IB*                                                               -39.73%        N/A             5.28%
Voyager - Class IB*                                                             -28.81%       8.15%           11.04%
Franklin Growth and Income Securities - Class 2                                -2.03%        10.37%          11.00%
Franklin Small Cap - Class 2                                                   -21.76%       8.62%           11.45%
Franklin Small Cap Value Securities - Class 2                                   6.83%         N/A             0.56%
Mutual Shares Securities - Class II                                             0.18%        8.27%            8.68%
Templeton Developing Markets Securities - Class 2                              -14.71%      -13.28%          -12.64%
Templeton Foreign Securities - Class 2                                         -22.50%       2.90%            7.73%
Templeton Global Income Securities - Class 2                                   -4.55%        0.10%            2.42%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -21.94%        N/A            -8.22%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.57%       5.19%            9.82%
Oppenheimer Global Securities - Service Class                                  -18.74%       13.36%          11.90%
Oppenheimer High Income - Service Class                                        -4.94%        -1.10%           5.63%
Oppenheimer Main Street Growth & Income - Service Class                        -16.87%       4.83%           11.66%
Oppenheimer Main Street Small Cap - Service Class                              -7.19%         N/A             1.02%
Oppenheimer Multiple Strategies - Service Class                                -4.72%        6.81%            8.25%
Oppenheimer Strategic Bond - Service Class                                     -2.20%        2.48%            3.72%
Van Kampen LIT Emerging Growth - Class II                                      -37.91%       13.67%          15.28%
Van Kampen LIT Growth and Income - Class II                                    -13.34%       10.91%          10.77%
Van Kampen UIF Active International Allocation - Class II                      -26.52%        N/A            -12.40%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.93%         N/A             0.52%
Van Kampen UIF U.S. Real Estate - Class II                                      2.66%         N/A             5.86%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.45%         N/A             0.81%
Global Asset Allocation - Class IB                                             -15.27%       3.82%            6.76%
Growth and Income - Class IB                                                   -13.18%       6.02%            9.83%
Health Sciences - Class IB                                                     -26.31%        N/A             1.66%
High Yield - Class IB                                                          -3.31%        -0.30%           5.35%
Income - Class IB                                                               0.27%        3.95%            4.63%
International Growth - Class IB                                                -27.16%        N/A             7.24%
Investors - Class IB                                                           -31.25%        N/A            -4.83%
Money Market - Class IB                                                        -3.15%        3.02%            2.58%
New Opportunities - Class IB                                                   -36.52%       4.05%            9.46%
New Value - Class IB                                                           -3.64%         N/A             7.25%
Research - Class IB                                                            -25.41%        N/A             3.19%
Utilities Growth and Income - Class IB                                         -28.84%       3.84%            6.81%
Vista - Class IB                                                               -39.83%        N/A             5.12%
Voyager - Class IB                                                             -28.92%       7.99%           10.87%
Franklin Growth and Income Securities - Class 2                                -2.18%        10.20%          10.84%
Franklin Small Cap - Class 2                                                   -21.89%       8.45%           11.28%
Franklin Small Cap Value Securities - Class 2                                   6.66%         N/A             0.41%
Mutual Shares Securities - Class II                                             0.02%        8.10%            8.51%
Templeton Developing Markets Securities - Class 2                              -14.84%      -13.41%          -12.77%
Templeton Foreign Securities - Class 2                                         -22.62%       2.75%            7.57%
Templeton Global Income Securities - Class 2                                   -4.70%        -0.05%           2.26%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.07%        N/A            -8.36%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.68%       5.03%            9.65%
Oppenheimer Global Securities - Service Class                                  -18.87%       13.19%          11.73%
Oppenheimer High Income - Service Class                                        -5.09%        -1.25%           5.47%
Oppenheimer Main Street Growth & Income - Service Class                        -17.01%       4.67%           11.49%
Oppenheimer Main Street Small Cap - Service Class                              -7.34%         N/A             0.87%
Oppenheimer Multiple Strategies - Service Class                                -4.87%        6.65%            8.09%
Oppenheimer Strategic Bond - Service Class                                     -2.36%        2.33%            3.56%
Van Kampen LIT Emerging Growth - Class II                                      -38.01%       13.50%          15.10%
Van Kampen LIT Growth and Income - Class II                                    -13.47%       10.75%          10.60%
Van Kampen UIF Active International Allocation - Class II                      -26.64%        N/A            -12.54%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.76%         N/A             0.36%
Van Kampen UIF U.S. Real Estate - Class II                                      2.50%         N/A             5.70%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.55%         N/A             0.70%
Global Asset Allocation - Class IB                                             -15.36%       3.71%            6.65%
Growth and Income - Class IB                                                   -13.28%       5.92%            9.72%
Health Sciences - Class IB                                                     -26.39%        N/A             1.56%
High Yield - Class IB                                                          -3.42%        -0.40%           5.24%
Income - Class IB                                                               0.16%        3.85%            4.53%
International Growth - Class IB                                                -27.24%        N/A             7.13%
Investors - Class IB                                                           -31.32%        N/A            -4.93%
Money Market - Class IB                                                        -3.25%        2.92%            2.47%
New Opportunities - Class IB                                                   -36.59%       3.94%            9.35%
New Value - Class IB                                                           -3.74%         N/A             7.14%
Research - Class IB                                                            -25.49%        N/A             3.09%
Utilities Growth and Income - Class IB                                         -28.91%       3.73%            6.71%
Vista - Class IB                                                               -39.89%        N/A             5.01%
Voyager - Class IB                                                             -29.00%       7.88%           10.76%
Franklin Growth and Income Securities - Class 2                                -2.28%        10.09%          10.73%
Franklin Small Cap - Class 2                                                   -21.97%       8.34%           11.17%
Franklin Small Cap Value Securities - Class 2                                   6.55%         N/A             0.30%
Mutual Shares Securities - Class II                                            -0.09%        8.00%            8.40%
Templeton Developing Markets Securities - Class 2                              -14.93%      -13.50%          -12.86%
Templeton Foreign Securities - Class 2                                         -22.70%       2.65%            7.47%
Templeton Global Income Securities - Class 2                                   -4.80%        -0.15%           2.16%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.15%        N/A            -8.46%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.75%       4.92%            9.54%
Oppenheimer Global Securities - Service Class                                  -18.96%       13.08%          11.62%
Oppenheimer High Income - Service Class                                        -5.19%        -1.35%           5.36%
Oppenheimer Main Street Growth & Income - Service Class                        -17.10%       4.56%           11.38%
Oppenheimer Main Street Small Cap - Service Class                              -7.44%         N/A             0.76%
Oppenheimer Multiple Strategies - Service Class                                -4.97%        6.55%            7.98%
Oppenheimer Strategic Bond - Service Class                                     -2.46%        2.23%            3.46%
Van Kampen LIT Emerging Growth - Class II                                      -38.07%       13.38%          14.99%
Van Kampen LIT Growth and Income - Class II                                    -13.57%       10.64%          10.49%
Van Kampen UIF Active International Allocation - Class II                      -26.72%        N/A            -12.64%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.66%         N/A             0.26%
Van Kampen UIF U.S. Real Estate - Class II                                      2.39%         N/A             5.59%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option and the Enhanced Beneficiary Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.60%         N/A             0.65%
Global Asset Allocation - Class IB                                             -15.40%       3.66%            6.60%
Growth and Income - Class IB                                                   -13.32%       5.86%            9.66%
Health Sciences - Class IB                                                     -26.43%        N/A             1.50%
High Yield - Class IB                                                          -3.47%        -0.45%           5.19%
Income - Class IB                                                               0.11%        3.80%            4.47%
International Growth - Class IB                                                -27.28%        N/A             7.08%
Investors - Class IB                                                           -31.36%        N/A            -4.98%
Money Market - Class IB                                                        -3.30%        2.86%            2.42%
New Opportunities - Class IB                                                   -36.62%       3.89%            9.30%
New Value - Class IB                                                           -3.79%         N/A             7.09%
Research - Class IB                                                            -25.53%        N/A             3.03%
Utilities Growth and Income - Class IB                                         -28.95%       3.68%            6.65%
Vista - Class IB                                                               -39.92%        N/A             4.96%
Voyager - Class IB                                                             -29.04%       7.83%           10.70%
Franklin Growth and Income Securities - Class 2                                -2.34%        10.04%          10.67%
Franklin Small Cap - Class 2                                                   -22.01%       8.29%           11.11%
Franklin Small Cap Value Securities - Class 2                                   6.49%         N/A             0.25%
Mutual Shares Securities - Class II                                            -0.14%        7.94%            8.35%
Templeton Developing Markets Securities - Class 2                              -14.98%      -13.54%          -12.90%
Templeton Foreign Securities - Class 2                                         -22.74%       2.60%            7.41%
Templeton Global Income Securities - Class 2                                   -4.85%        -0.20%           2.11%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.19%        N/A            -8.51%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.78%       4.87%            9.49%
Oppenheimer Global Securities - Service Class                                  -19.00%       13.02%          11.56%
Oppenheimer High Income - Service Class                                        -5.24%        -1.40%           5.31%
Oppenheimer Main Street Growth & Income - Service Class                        -17.14%       4.51%           11.32%
Oppenheimer Main Street Small Cap - Service Class                              -7.49%         N/A             0.71%
Oppenheimer Multiple Strategies - Service Class                                -5.02%        6.49%            7.93%
Oppenheimer Strategic Bond - Service Class                                     -2.51%        2.17%            3.41%
Van Kampen LIT Emerging Growth - Class II                                      -38.11%       13.33%          14.93%
Van Kampen LIT Growth and Income - Class II                                    -13.61%       10.58%          10.44%
Van Kampen UIF Active International Allocation - Class II                      -26.76%        N/A            -12.68%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.60%         N/A             0.21%
Van Kampen UIF U.S. Real Estate - Class II                                      2.34%         N/A             5.54%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.70%         N/A             0.55%
Global Asset Allocation - Class IB                                             -15.49%       3.56%            6.49%
Growth and Income - Class IB                                                   -13.41%       5.76%            9.55%
Health Sciences - Class IB                                                     -26.51%        N/A             1.40%
High Yield - Class IB                                                          -3.57%        -0.55%           5.09%
Income - Class IB                                                               0.00%        3.69%            4.37%
International Growth - Class IB                                                -27.35%        N/A             6.97%
Investors - Class IB                                                           -31.44%        N/A            -5.08%
Money Market - Class IB                                                        -3.40%        2.76%            2.32%
New Opportunities - Class IB                                                   -36.69%       3.79%            9.19%
New Value - Class IB                                                           -3.90%         N/A             6.98%
Research - Class IB                                                            -25.61%        N/A             2.93%
Utilities Growth and Income - Class IB                                         -29.03%       3.58%            6.55%
Vista - Class IB                                                               -39.99%        N/A             4.85%
Voyager - Class IB                                                             -29.12%       7.72%           10.59%
Franklin Growth and Income Securities - Class 2                                -2.44%        9.93%           10.56%
Franklin Small Cap - Class 2                                                   -22.10%       8.18%           11.00%
Franklin Small Cap Value Securities - Class 2                                   6.38%         N/A             0.15%
Mutual Shares Securities - Class II                                            -0.24%        7.83%            8.24%
Templeton Developing Markets Securities - Class 2                              -15.07%      -13.63%          -12.99%
Templeton Foreign Securities - Class 2                                         -22.83%       2.49%            7.30%
Templeton Global Income Securities - Class 2                                   -4.95%        -0.30%           2.01%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.27%        N/A            -8.60%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.85%       4.77%            9.38%
Oppenheimer Global Securities - Service Class                                  -19.09%       12.91%          11.45%
Oppenheimer High Income - Service Class                                        -5.34%        -1.50%           5.20%
Oppenheimer Main Street Growth & Income - Service Class                        -17.23%       4.41%           11.21%
Oppenheimer Main Street Small Cap - Service Class                              -7.58%         N/A             0.61%
Oppenheimer Multiple Strategies - Service Class                                -5.13%        6.39%            7.82%
Oppenheimer Strategic Bond - Service Class                                     -2.61%        2.07%            3.30%
Van Kampen LIT Emerging Growth - Class II                                      -38.17%       13.21%          14.82%
Van Kampen LIT Growth and Income - Class II                                    -13.70%       10.47%          10.33%
Van Kampen UIF Active International Allocation - Class II                      -26.84%        N/A            -12.77%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.49%         N/A             0.10%
Van Kampen UIF U.S. Real Estate - Class II                                      2.23%         N/A             5.43%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.70%         N/A             0.55%
Global Asset Allocation - Class IB                                             -15.49%       3.56%            6.49%
Growth and Income - Class IB                                                   -13.41%       5.76%            9.55%
Health Sciences - Class IB                                                     -26.51%        N/A             1.40%
High Yield - Class IB                                                          -3.57%        -0.55%           5.09%
Income - Class IB                                                               0.00%        3.69%            4.37%
International Growth - Class IB                                                -27.35%        N/A             6.97%
Investors - Class IB                                                           -31.44%        N/A            -5.08%
Money Market - Class IB                                                        -3.40%        2.76%            2.32%
New Opportunities - Class IB                                                   -36.69%       3.79%            9.19%
New Value - Class IB                                                           -3.90%         N/A             6.98%
Research - Class IB                                                            -25.61%        N/A             2.93%
Utilities Growth and Income - Class IB                                         -29.03%       3.58%            6.55%
Vista - Class IB                                                               -39.99%        N/A             4.85%
Voyager - Class IB                                                             -29.12%       7.72%           10.59%
Franklin Growth and Income Securities - Class 2                                -2.44%        9.93%           10.56%
Franklin Small Cap - Class 2                                                   -22.10%       8.18%           11.00%
Franklin Small Cap Value Securities - Class 2                                   6.38%         N/A             0.15%
Mutual Shares Securities - Class II                                            -0.24%        7.83%            8.24%
Templeton Developing Markets Securities - Class 2                              -15.07%      -13.63%          -12.99%
Templeton Foreign Securities - Class 2                                         -22.83%       2.49%            7.30%
Templeton Global Income Securities - Class 2                                   -4.95%        -0.30%           2.01%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.27%        N/A            -8.60%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.85%       4.77%            9.38%
Oppenheimer Global Securities - Service Class                                  -19.09%       12.91%          11.45%
Oppenheimer High Income - Service Class                                        -5.34%        -1.50%           5.20%
Oppenheimer Main Street Growth & Income - Service Class                        -17.23%       4.41%           11.21%
Oppenheimer Main Street Small Cap - Service Class                              -7.58%         N/A             0.61%
Oppenheimer Multiple Strategies - Service Class                                -5.13%        6.39%            7.82%
Oppenheimer Strategic Bond - Service Class                                     -2.61%        2.07%            3.30%
Van Kampen LIT Emerging Growth - Class II                                      -38.17%       13.21%          14.82%
Van Kampen LIT Growth and Income - Class II                                    -13.70%       10.47%          10.33%
Van Kampen UIF Active International Allocation - Class II                      -26.84%        N/A            -12.77%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.49%         N/A             0.10%
Van Kampen UIF U.S. Real Estate - Class II                                      2.23%         N/A             5.43%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.85%         N/A             0.39%
Global Asset Allocation - Class IB                                             -15.63%       3.40%            6.33%
Growth and Income - Class IB                                                   -13.55%       5.60%            9.39%
Health Sciences - Class IB                                                     -26.63%        N/A             1.24%
High Yield - Class IB                                                          -3.72%        -0.70%           4.93%
Income - Class IB                                                              -0.15%        3.54%            4.21%
International Growth - Class IB                                                -27.47%        N/A             6.81%
Investors - Class IB                                                           -31.55%        N/A            -5.23%
Money Market - Class IB                                                        -3.56%        2.61%            2.16%
New Opportunities - Class IB                                                   -36.80%       3.63%            9.03%
New Value - Class IB                                                           -4.05%         N/A             6.81%
Research - Class IB                                                            -25.73%        N/A             2.77%
Utilities Growth and Income - Class IB                                         -29.14%       3.42%            6.39%
Vista - Class IB                                                               -40.09%        N/A             4.69%
Voyager - Class IB                                                             -29.23%       7.56%           10.43%
Franklin Growth and Income Securities - Class 2                                -2.59%        9.76%           10.39%
Franklin Small Cap - Class 2                                                   -22.22%       8.02%           10.84%
Franklin Small Cap Value Securities - Class 2                                   6.22%         N/A            -0.01%
Mutual Shares Securities - Class II                                            -0.40%        7.67%            8.08%
Templeton Developing Markets Securities - Class 2                              -15.21%      -13.76%          -13.12%
Templeton Foreign Securities - Class 2                                         -22.95%       2.34%            7.14%
Templeton Global Income Securities - Class 2                                   -5.10%        -0.45%           1.85%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.40%        N/A            -8.75%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.95%       4.61%            9.21%
Oppenheimer Global Securities - Service Class                                  -19.22%       12.74%          11.28%
Oppenheimer High Income - Service Class                                        -5.49%        -1.65%           5.05%
Oppenheimer Main Street Growth & Income - Service Class                        -17.36%       4.25%           11.05%
Oppenheimer Main Street Small Cap - Service Class                              -7.73%         N/A             0.45%
Oppenheimer Multiple Strategies - Service Class                                -5.28%        6.23%            7.66%
Oppenheimer Strategic Bond - Service Class                                     -2.77%        1.92%            3.15%
Van Kampen LIT Emerging Growth - Class II                                      -38.28%       13.04%          14.64%
Van Kampen LIT Growth and Income - Class II                                    -13.84%       10.30%          10.16%
Van Kampen UIF Active International Allocation - Class II                      -26.96%        N/A            -12.91%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.33%         N/A            -0.05%
Van Kampen UIF U.S. Real Estate - Class II                                      2.07%         N/A             5.27%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.85%         N/A             0.39%
Global Asset Allocation - Class IB                                             -15.63%       3.40%            6.33%
Growth and Income - Class IB                                                   -13.55%       5.60%            9.39%
Health Sciences - Class IB                                                     -26.63%        N/A             1.24%
High Yield - Class IB                                                          -3.72%        -0.70%           4.93%
Income - Class IB                                                              -0.15%        3.54%            4.21%
International Growth - Class IB                                                -27.47%        N/A             6.81%
Investors - Class IB                                                           -31.55%        N/A            -5.23%
Money Market - Class IB                                                        -3.56%        2.61%            2.16%
New Opportunities - Class IB                                                   -36.80%       3.63%            9.03%
New Value - Class IB                                                           -4.05%         N/A             6.81%
Research - Class IB                                                            -25.73%        N/A             2.77%
Utilities Growth and Income - Class IB                                         -29.14%       3.42%            6.39%
Vista - Class IB                                                               -40.09%        N/A             4.69%
Voyager - Class IB                                                             -29.23%       7.56%           10.43%
Franklin Growth and Income Securities - Class 2                                -2.59%        9.76%           10.39%
Franklin Small Cap - Class 2                                                   -22.22%       8.02%           10.84%
Franklin Small Cap Value Securities - Class 2                                   6.22%         N/A            -0.01%
Mutual Shares Securities - Class II                                            -0.40%        7.67%            8.08%
Templeton Developing Markets Securities - Class 2                              -15.21%      -13.76%          -13.12%
Templeton Foreign Securities - Class 2                                         -22.95%       2.34%            7.14%
Templeton Global Income Securities - Class 2                                   -5.10%        -0.45%           1.85%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.40%        N/A            -8.75%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.95%       4.61%            9.21%
Oppenheimer Global Securities - Service Class                                  -19.22%       12.74%          11.28%
Oppenheimer High Income - Service Class                                        -5.49%        -1.65%           5.05%
Oppenheimer Main Street Growth & Income - Service Class                        -17.36%       4.25%           11.05%
Oppenheimer Main Street Small Cap - Service Class                              -7.73%         N/A             0.45%
Oppenheimer Multiple Strategies - Service Class                                -5.28%        6.23%            7.66%
Oppenheimer Strategic Bond - Service Class                                     -2.77%        1.92%            3.15%
Van Kampen LIT Emerging Growth - Class II                                      -38.28%       13.04%          14.64%
Van Kampen LIT Growth and Income - Class II                                    -13.84%       10.30%          10.16%
Van Kampen UIF Active International Allocation - Class II                      -26.96%        N/A            -12.91%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.33%         N/A            -0.05%
Van Kampen UIF U.S. Real Estate - Class II                                      2.07%         N/A             5.27%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.00%         N/A             0.24%
Global Asset Allocation - Class IB                                             -15.76%       3.25%            6.17%
Growth and Income - Class IB                                                   -13.69%       5.44%            9.22%
Health Sciences - Class IB                                                     -26.75%        N/A             1.09%
High Yield - Class IB                                                          -3.88%        -0.85%           4.77%
Income - Class IB                                                              -0.31%        3.38%            4.06%
International Growth - Class IB                                                -27.59%        N/A             6.64%
Investors - Class IB                                                           -31.66%        N/A            -5.38%
Money Market - Class IB                                                        -3.71%        2.45%            2.01%
New Opportunities - Class IB                                                   -36.90%       3.47%            8.86%
New Value - Class IB                                                           -4.20%         N/A             6.65%
Research - Class IB                                                            -25.85%        N/A             2.61%
Utilities Growth and Income - Class IB                                         -29.26%       3.27%            6.23%
Vista - Class IB                                                               -40.19%        N/A             4.53%
Voyager - Class IB                                                             -29.34%       7.40%           10.26%
Franklin Growth and Income Securities - Class 2                                -2.75%        9.60%           10.23%
Franklin Small Cap - Class 2                                                   -22.35%       7.86%           10.67%
Franklin Small Cap Value Securities - Class 2                                   6.05%         N/A            -0.16%
Mutual Shares Securities - Class II                                            -0.56%        7.51%            7.92%
Templeton Developing Markets Securities - Class 2                              -15.34%      -13.89%          -13.25%
Templeton Foreign Securities - Class 2                                         -23.08%       2.19%            6.98%
Templeton Global Income Securities - Class 2                                   -5.26%        -0.60%           1.70%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.52%        N/A            -8.89%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.05%       4.45%            9.05%
Oppenheimer Global Securities - Service Class                                  -19.35%       12.57%          11.12%
Oppenheimer High Income - Service Class                                        -5.64%        -1.80%           4.89%
Oppenheimer Main Street Growth & Income - Service Class                        -17.49%       4.09%           10.88%
Oppenheimer Main Street Small Cap - Service Class                              -7.88%         N/A             0.30%
Oppenheimer Multiple Strategies - Service Class                                -5.43%        6.07%            7.50%
Oppenheimer Strategic Bond - Service Class                                     -2.92%        1.77%            2.99%
Van Kampen LIT Emerging Growth - Class II                                      -38.38%       12.87%          14.47%
Van Kampen LIT Growth and Income - Class II                                    -13.98%       10.14%           9.99%
Van Kampen UIF Active International Allocation - Class II                      -27.07%        N/A            -13.05%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.17%         N/A            -0.20%
Van Kampen UIF U.S. Real Estate - Class II                                      1.91%         N/A             5.11%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.56%         N/A             0.69%
Global Asset Allocation - Class IB                                             -15.38%       3.77%            6.74%
Growth and Income - Class IB                                                   -13.29%       5.98%            9.84%
Health Sciences - Class IB                                                     -26.44%        N/A             1.57%
High Yield - Class IB                                                          -3.41%        -0.39%           5.34%
Income - Class IB                                                               0.18%        3.88%            4.59%
International Growth - Class IB                                                -27.29%        N/A             7.22%
Investors - Class IB                                                           -31.39%        N/A            -4.92%
Money Market - Class IB                                                        -3.24%        2.94%            2.50%
New Opportunities - Class IB                                                   -36.67%       4.03%            9.48%
New Value - Class IB                                                           -3.74%         N/A             7.20%
Research - Class IB                                                            -25.54%        N/A             3.10%
Utilities Growth and Income - Class IB                                         -28.97%       3.80%            6.79%
Vista - Class IB                                                               -39.98%        N/A             5.10%
Voyager - Class IB                                                             -29.06%       7.98%           10.89%
Franklin Growth and Income Securities - Class 2                                -2.28%        10.17%          10.84%
Franklin Small Cap - Class 2                                                   -22.01%       8.43%           11.25%
Franklin Small Cap Value Securities - Class 2                                   6.58%         N/A             0.24%
Mutual Shares Securities - Class II                                            -0.07%        8.05%            8.42%
Templeton Developing Markets Securities - Class 2                              -14.96%      -13.65%          -13.02%
Templeton Foreign Securities - Class 2                                         -22.75%       2.70%            7.56%
Templeton Global Income Securities - Class 2                                   -4.80%        -0.15%           2.20%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.19%        N/A            -8.53%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.82%       5.00%            9.67%
Oppenheimer Global Securities - Service Class                                  -18.99%       13.19%          11.74%
Oppenheimer High Income - Service Class                                        -5.19%        -1.34%           5.46%
Oppenheimer Main Street Growth & Income - Service Class                        -17.12%       4.63%           11.50%
Oppenheimer Main Street Small Cap - Service Class                              -7.44%         N/A             0.77%
Oppenheimer Multiple Strategies - Service Class                                -4.97%        6.60%            8.08%
Oppenheimer Strategic Bond - Service Class                                     -2.45%        2.25%            3.49%
Van Kampen LIT Emerging Growth - Class II                                      -38.16%       13.52%          15.12%
Van Kampen LIT Growth and Income - Class II                                    -13.59%       10.73%          10.53%
Van Kampen UIF Active International Allocation - Class II                      -26.77%        N/A            -12.72%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.68%         N/A             0.20%
Van Kampen UIF U.S. Real Estate - Class II                                      2.41%         N/A             5.61%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.70%         N/A             0.53%
Global Asset Allocation - Class IB                                             -15.52%       3.61%            6.58%
Growth and Income - Class IB                                                   -13.43%       5.82%            9.67%
Health Sciences - Class IB                                                     -26.56%        N/A             1.41%
High Yield - Class IB                                                          -3.56%        -0.55%           5.18%
Income - Class IB                                                               0.02%        3.72%            4.43%
International Growth - Class IB                                                -27.41%        N/A             7.06%
Investors - Class IB                                                           -31.50%        N/A            -5.07%
Money Market - Class IB                                                        -3.40%        2.78%            2.35%
New Opportunities - Class IB                                                   -36.77%       3.87%            9.31%
New Value - Class IB                                                           -3.89%         N/A             7.03%
Research - Class IB                                                            -25.66%        N/A             2.94%
Utilities Growth and Income - Class IB                                         -29.09%       3.64%            6.63%
Vista - Class IB                                                               -40.08%        N/A             4.94%
Voyager - Class IB                                                             -29.17%       7.82%           10.72%
Franklin Growth and Income Securities - Class 2                                -2.43%        10.01%          10.67%
Franklin Small Cap - Class 2                                                   -22.14%       8.26%           11.08%
Franklin Small Cap Value Securities - Class 2                                   6.41%         N/A             0.08%
Mutual Shares Securities - Class II                                            -0.23%        7.89%            8.26%
Templeton Developing Markets Securities - Class 2                              -15.09%      -13.78%          -13.16%
Templeton Foreign Securities - Class 2                                         -22.87%       2.54%            7.40%
Templeton Global Income Securities - Class 2                                   -4.95%        -0.30%           2.04%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.32%        N/A            -8.68%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.93%       4.84%            9.51%
Oppenheimer Global Securities - Service Class                                  -19.12%       13.02%          11.57%
Oppenheimer High Income - Service Class                                        -5.34%        -1.49%           5.30%
Oppenheimer Main Street Growth & Income - Service Class                        -17.26%       4.48%           11.33%
Oppenheimer Main Street Small Cap - Service Class                              -7.59%         N/A             0.61%
Oppenheimer Multiple Strategies - Service Class                                -5.12%        6.44%            7.91%
Oppenheimer Strategic Bond - Service Class                                     -2.61%        2.09%            3.33%
Van Kampen LIT Emerging Growth - Class II                                      -38.26%       13.34%          14.94%
Van Kampen LIT Growth and Income - Class II                                    -13.72%       10.56%          10.36%
Van Kampen UIF Active International Allocation - Class II                      -26.89%        N/A            -12.86%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.51%         N/A             0.05%
Van Kampen UIF U.S. Real Estate - Class II                                      2.25%         N/A             5.45%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.80%         N/A             0.43%
Global Asset Allocation - Class IB                                             -15.61%       3.51%            6.48%
Growth and Income - Class IB                                                   -13.53%       5.72%            9.56%
Health Sciences - Class IB                                                     -26.64%        N/A             1.30%
High Yield - Class IB                                                          -3.67%        -0.65%           5.07%
Income - Class IB                                                              -0.09%        3.62%            4.32%
International Growth - Class IB                                                -27.49%        N/A             6.95%
Investors - Class IB                                                           -31.57%        N/A            -5.17%
Money Market - Class IB                                                        -3.50%        2.68%            2.24%
New Opportunities - Class IB                                                   -36.84%       3.77%            9.20%
New Value - Class IB                                                           -3.99%         N/A             6.92%
Research - Class IB                                                            -25.74%        N/A             2.83%
Utilities Growth and Income - Class IB                                         -29.16%       3.54%            6.52%
Vista - Class IB                                                               -40.14%        N/A             4.84%
Voyager - Class IB                                                             -29.25%       7.71%           10.61%
Franklin Growth and Income Securities - Class 2                                -2.53%        9.90%           10.56%
Franklin Small Cap - Class 2                                                   -22.22%       8.16%           10.97%
Franklin Small Cap Value Securities - Class 2                                   6.30%         N/A            -0.03%
Mutual Shares Securities - Class II                                            -0.34%        7.78%            8.15%
Templeton Developing Markets Securities - Class 2                              -15.18%      -13.87%          -13.25%
Templeton Foreign Securities - Class 2                                         -22.95%       2.44%            7.29%
Templeton Global Income Securities - Class 2                                   -5.05%        -0.40%           1.94%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.40%        N/A            -8.78%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.00%       4.74%            9.40%
Oppenheimer Global Securities - Service Class                                  -19.21%       12.91%          11.46%
Oppenheimer High Income - Service Class                                        -5.44%        -1.59%           5.20%
Oppenheimer Main Street Growth & Income - Service Class                        -17.35%       4.37%           11.22%
Oppenheimer Main Street Small Cap - Service Class                              -7.69%         N/A             0.50%
Oppenheimer Multiple Strategies - Service Class                                -5.22%        6.34%            7.80%
Oppenheimer Strategic Bond - Service Class                                     -2.71%        1.99%            3.23%
Van Kampen LIT Emerging Growth - Class II                                      -38.32%       13.23%          14.83%
Van Kampen LIT Growth and Income - Class II                                    -13.82%       10.45%          10.25%
Van Kampen UIF Active International Allocation - Class II                      -26.97%        N/A            -12.95%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.41%         N/A            -0.06%
Van Kampen UIF U.S. Real Estate - Class II                                      2.14%         N/A             5.34%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.85%         N/A             0.38%
Global Asset Allocation - Class IB                                             -15.65%       3.46%            6.42%
Growth and Income - Class IB                                                   -13.57%       5.66%            9.50%
Health Sciences - Class IB                                                     -26.68%        N/A             1.25%
High Yield - Class IB                                                          -3.72%        -0.70%           5.02%
Income - Class IB                                                              -0.14%        3.56%            4.27%
International Growth - Class IB                                                -27.53%        N/A             6.89%
Investors - Class IB                                                           -31.61%        N/A            -5.22%
Money Market - Class IB                                                        -3.55%        2.63%            2.19%
New Opportunities - Class IB                                                   -36.87%       3.72%            9.15%
New Value - Class IB                                                           -4.04%         N/A             6.87%
Research - Class IB                                                            -25.78%        N/A             2.78%
Utilities Growth and Income - Class IB                                         -29.20%       3.49%            6.47%
Vista - Class IB                                                               -40.17%        N/A             4.78%
Voyager - Class IB                                                             -29.29%       7.66%           10.56%
Franklin Growth and Income Securities - Class 2                                -2.59%        9.84%           10.50%
Franklin Small Cap - Class 2                                                   -22.26%       8.10%           10.91%
Franklin Small Cap Value Securities - Class 2                                   6.24%         N/A            -0.08%
Mutual Shares Securities - Class II                                            -0.39%        7.73%            8.10%
Templeton Developing Markets Securities - Class 2                              -15.23%      -13.92%          -13.29%
Templeton Foreign Securities - Class 2                                         -22.99%       2.39%            7.24%
Templeton Global Income Securities - Class 2                                   -5.10%        -0.45%           1.89%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.44%        N/A            -8.82%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.03%       4.68%            9.34%
Oppenheimer Global Securities - Service Class                                  -19.25%       12.85%          11.40%
Oppenheimer High Income - Service Class                                        -5.49%        -1.64%           5.15%
Oppenheimer Main Street Growth & Income - Service Class                        -17.39%       4.32%           11.17%
Oppenheimer Main Street Small Cap - Service Class                              -7.74%         N/A             0.45%
Oppenheimer Multiple Strategies - Service Class                                -5.27%        6.28%            7.75%
Oppenheimer Strategic Bond - Service Class                                     -2.76%        1.94%            3.18%
Van Kampen LIT Emerging Growth - Class II                                      -38.36%       13.17%          14.77%
Van Kampen LIT Growth and Income - Class II                                    -13.86%       10.40%          10.19%
Van Kampen UIF Active International Allocation - Class II                      -27.01%        N/A            -13.00%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.35%         N/A            -0.11%
Van Kampen UIF U.S. Real Estate - Class II                                      2.09%         N/A             5.29%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.95%         N/A             0.27%
Global Asset Allocation - Class IB                                             -15.74%       3.35%            6.31%
Growth and Income - Class IB                                                   -13.66%       5.56%            9.39%
Health Sciences - Class IB                                                     -26.76%        N/A             1.15%
High Yield - Class IB                                                          -3.82%        -0.80%           4.91%
Income - Class IB                                                              -0.25%        3.46%            4.16%
International Growth - Class IB                                                -27.60%        N/A             6.79%
Investors - Class IB                                                           -31.69%        N/A            -5.32%
Money Market - Class IB                                                        -3.65%        2.52%            2.09%
New Opportunities - Class IB                                                   -36.94%       3.61%            9.04%
New Value - Class IB                                                           -4.15%         N/A             6.76%
Research - Class IB                                                            -25.86%        N/A             2.67%
Utilities Growth and Income - Class IB                                         -29.28%       3.38%            6.36%
Vista - Class IB                                                               -40.24%        N/A             4.67%
Voyager - Class IB                                                             -29.37%       7.55%           10.45%
Franklin Growth and Income Securities - Class 2                                -2.69%        9.73%           10.39%
Franklin Small Cap - Class 2                                                   -22.35%       7.99%           10.80%
Franklin Small Cap Value Securities - Class 2                                   6.13%         N/A            -0.18%
Mutual Shares Securities - Class II                                            -0.49%        7.62%            7.99%
Templeton Developing Markets Securities - Class 2                              -15.32%      -14.00%          -13.38%
Templeton Foreign Securities - Class 2                                         -23.08%       2.29%            7.13%
Templeton Global Income Securities - Class 2                                   -5.20%        -0.55%           1.78%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.52%        N/A            -8.92%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.10%       4.58%            9.23%
Oppenheimer Global Securities - Service Class                                  -19.34%       12.74%          11.29%
Oppenheimer High Income - Service Class                                        -5.59%        -1.74%           5.04%
Oppenheimer Main Street Growth & Income - Service Class                        -17.48%       4.21%           11.05%
Oppenheimer Main Street Small Cap - Service Class                              -7.83%         N/A             0.35%
Oppenheimer Multiple Strategies - Service Class                                -5.38%        6.18%            7.64%
Oppenheimer Strategic Bond - Service Class                                     -2.86%        1.83%            3.07%
Van Kampen LIT Emerging Growth - Class II                                      -38.42%       13.06%          14.65%
Van Kampen LIT Growth and Income - Class II                                    -13.95%       10.28%          10.08%
Van Kampen UIF Active International Allocation - Class II                      -27.09%        N/A            -13.09%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.24%         N/A            -0.21%
Van Kampen UIF U.S. Real Estate - Class II                                      1.98%         N/A             5.18%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.95%         N/A             0.27%
Global Asset Allocation - Class IB                                             -15.74%       3.35%            6.31%
Growth and Income - Class IB                                                   -13.66%       5.56%            9.39%
Health Sciences - Class IB                                                     -26.76%        N/A             1.15%
High Yield - Class IB                                                          -3.82%        -0.80%           4.91%
Income - Class IB                                                              -0.25%        3.46%            4.16%
International Growth - Class IB                                                -27.60%        N/A             6.79%
Investors - Class IB                                                           -31.69%        N/A            -5.32%
Money Market - Class IB                                                        -3.65%        2.52%            2.09%
New Opportunities - Class IB                                                   -36.94%       3.61%            9.04%
New Value - Class IB                                                           -4.15%         N/A             6.76%
Research - Class IB                                                            -25.86%        N/A             2.67%
Utilities Growth and Income - Class IB                                         -29.28%       3.38%            6.36%
Vista - Class IB                                                               -40.24%        N/A             4.67%
Voyager - Class IB                                                             -29.37%       7.55%           10.45%
Franklin Growth and Income Securities - Class 2                                -2.69%        9.73%           10.39%
Franklin Small Cap - Class 2                                                   -22.35%       7.99%           10.80%
Franklin Small Cap Value Securities - Class 2                                   6.13%         N/A            -0.18%
Mutual Shares Securities - Class II                                            -0.49%        7.62%            7.99%
Templeton Developing Markets Securities - Class 2                              -15.32%      -14.00%          -13.38%
Templeton Foreign Securities - Class 2                                         -23.08%       2.29%            7.13%
Templeton Global Income Securities - Class 2                                   -5.20%        -0.55%           1.78%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.52%        N/A            -8.92%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.10%       4.58%            9.23%
Oppenheimer Global Securities - Service Class                                  -19.34%       12.74%          11.29%
Oppenheimer High Income - Service Class                                        -5.59%        -1.74%           5.04%
Oppenheimer Main Street Growth & Income - Service Class                        -17.48%       4.21%           11.05%
Oppenheimer Main Street Small Cap - Service Class                              -7.83%         N/A             0.35%
Oppenheimer Multiple Strategies - Service Class                                -5.38%        6.18%            7.64%
Oppenheimer Strategic Bond - Service Class                                     -2.86%        1.83%            3.07%
Van Kampen LIT Emerging Growth - Class II                                      -38.42%       13.06%          14.65%
Van Kampen LIT Growth and Income - Class II                                    -13.95%       10.28%          10.08%
Van Kampen UIF Active International Allocation - Class II                      -27.09%        N/A            -13.09%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.24%         N/A            -0.21%
Van Kampen UIF U.S. Real Estate - Class II                                      1.98%         N/A             5.18%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.10%         N/A             0.12%
Global Asset Allocation - Class IB                                             -15.88%       3.20%            6.15%
Growth and Income - Class IB                                                   -13.80%       5.40%            9.23%
Health Sciences - Class IB                                                     -26.88%        N/A             0.99%
High Yield - Class IB                                                          -3.97%        -0.95%           4.76%
Income - Class IB                                                              -0.40%        3.30%            4.00%
International Growth - Class IB                                                -27.72%        N/A             6.62%
Investors - Class IB                                                           -31.80%        N/A            -5.47%
Money Market - Class IB                                                        -3.81%        2.37%            1.93%
New Opportunities - Class IB                                                   -37.05%       3.46%            8.87%
New Value - Class IB                                                           -4.30%         N/A             6.59%
Research - Class IB                                                            -25.98%        N/A             2.51%
Utilities Growth and Income - Class IB                                         -29.39%       3.23%            6.20%
Vista - Class IB                                                               -40.34%        N/A             4.51%
Voyager - Class IB                                                             -29.48%       7.39%           10.28%
Franklin Growth and Income Securities - Class 2                                -2.84%        9.57%           10.23%
Franklin Small Cap - Class 2                                                   -22.47%       7.83%           10.63%
Franklin Small Cap Value Securities - Class 2                                   5.97%         N/A            -0.34%
Mutual Shares Securities - Class II                                            -0.65%        7.46%            7.82%
Templeton Developing Markets Securities - Class 2                              -15.46%      -14.13%          -13.51%
Templeton Foreign Securities - Class 2                                         -23.20%       2.13%            6.97%
Templeton Global Income Securities - Class 2                                   -5.35%        -0.70%           1.63%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.65%        N/A            -9.06%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.20%       4.42%            9.07%
Oppenheimer Global Securities - Service Class                                  -19.47%       12.57%          11.12%
Oppenheimer High Income - Service Class                                        -5.74%        -1.89%           4.88%
Oppenheimer Main Street Growth & Income - Service Class                        -17.61%       4.06%           10.89%
Oppenheimer Main Street Small Cap - Service Class                              -7.98%         N/A             0.19%
Oppenheimer Multiple Strategies - Service Class                                -5.53%        6.02%            7.48%
Oppenheimer Strategic Bond - Service Class                                     -3.02%        1.68%            2.92%
Van Kampen LIT Emerging Growth - Class II                                      -38.53%       12.89%          14.48%
Van Kampen LIT Growth and Income - Class II                                    -14.09%       10.12%           9.92%
Van Kampen UIF Active International Allocation - Class II                      -27.21%        N/A            -13.23%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.08%         N/A            -0.37%
Van Kampen UIF U.S. Real Estate - Class II                                      1.82%         N/A             5.02%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.10%         N/A             0.12%
Global Asset Allocation - Class IB                                             -15.88%       3.20%            6.15%
Growth and Income - Class IB                                                   -13.80%       5.40%            9.23%
Health Sciences - Class IB                                                     -26.88%        N/A             0.99%
High Yield - Class IB                                                          -3.97%        -0.95%           4.76%
Income - Class IB                                                              -0.40%        3.30%            4.00%
International Growth - Class IB                                                -27.72%        N/A             6.62%
Investors - Class IB                                                           -31.80%        N/A            -5.47%
Money Market - Class IB                                                        -3.81%        2.37%            1.93%
New Opportunities - Class IB                                                   -37.05%       3.46%            8.87%
New Value - Class IB                                                           -4.30%         N/A             6.59%
Research - Class IB                                                            -25.98%        N/A             2.51%
Utilities Growth and Income - Class IB                                         -29.39%       3.23%            6.20%
Vista - Class IB                                                               -40.34%        N/A             4.51%
Voyager - Class IB                                                             -29.48%       7.39%           10.28%
Franklin Growth and Income Securities - Class 2                                -2.84%        9.57%           10.23%
Franklin Small Cap - Class 2                                                   -22.47%       7.83%           10.63%
Franklin Small Cap Value Securities - Class 2                                   5.97%         N/A            -0.34%
Mutual Shares Securities - Class II                                            -0.65%        7.46%            7.82%
Templeton Developing Markets Securities - Class 2                              -15.46%      -14.13%          -13.51%
Templeton Foreign Securities - Class 2                                         -23.20%       2.13%            6.97%
Templeton Global Income Securities - Class 2                                   -5.35%        -0.70%           1.63%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.65%        N/A            -9.06%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.20%       4.42%            9.07%
Oppenheimer Global Securities - Service Class                                  -19.47%       12.57%          11.12%
Oppenheimer High Income - Service Class                                        -5.74%        -1.89%           4.88%
Oppenheimer Main Street Growth & Income - Service Class                        -17.61%       4.06%           10.89%
Oppenheimer Main Street Small Cap - Service Class                              -7.98%         N/A             0.19%
Oppenheimer Multiple Strategies - Service Class                                -5.53%        6.02%            7.48%
Oppenheimer Strategic Bond - Service Class                                     -3.02%        1.68%            2.92%
Van Kampen LIT Emerging Growth - Class II                                      -38.53%       12.89%          14.48%
Van Kampen LIT Growth and Income - Class II                                    -14.09%       10.12%           9.92%
Van Kampen UIF Active International Allocation - Class II                      -27.21%        N/A            -13.23%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.08%         N/A            -0.37%
Van Kampen UIF U.S. Real Estate - Class II                                      1.82%         N/A             5.02%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.25%         N/A            -0.04%
Global Asset Allocation - Class IB                                             -16.01%       3.04%            5.99%
Growth and Income - Class IB                                                   -13.94%       5.24%            9.06%
Health Sciences - Class IB                                                     -27.00%        N/A             0.83%
High Yield - Class IB                                                          -4.13%        -1.10%           4.60%
Income - Class IB                                                              -0.56%        3.15%            3.85%
International Growth - Class IB                                                -27.84%        N/A             6.46%
Investors - Class IB                                                           -31.91%        N/A            -5.62%
Money Market - Class IB                                                        -3.96%        2.21%            1.78%
New Opportunities - Class IB                                                   -37.15%       3.30%            8.71%
New Value - Class IB                                                           -4.45%         N/A             6.43%
Research - Class IB                                                            -26.10%        N/A             2.35%
Utilities Growth and Income - Class IB                                         -29.51%       3.07%            6.04%
Vista - Class IB                                                               -40.44%        N/A             4.35%
Voyager - Class IB                                                             -29.59%       7.23%           10.11%
Franklin Growth and Income Securities - Class 2                                -3.00%        9.40%           10.06%
Franklin Small Cap - Class 2                                                   -22.60%       7.67%           10.47%
Franklin Small Cap Value Securities - Class 2                                   5.80%         N/A            -0.49%
Mutual Shares Securities - Class II                                            -0.81%        7.29%            7.66%
Templeton Developing Markets Securities - Class 2                              -15.59%      -14.26%          -13.64%
Templeton Foreign Securities - Class 2                                         -23.33%       1.98%            6.81%
Templeton Global Income Securities - Class 2                                   -5.51%        -0.85%           1.47%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.77%        N/A            -9.21%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.30%       4.26%            8.90%
Oppenheimer Global Securities - Service Class                                  -19.60%       12.40%          10.95%
Oppenheimer High Income - Service Class                                        -5.89%        -2.04%           4.72%
Oppenheimer Main Street Growth & Income - Service Class                        -17.74%       3.90%           10.72%
Oppenheimer Main Street Small Cap - Service Class                              -8.13%         N/A             0.03%
Oppenheimer Multiple Strategies - Service Class                                -5.68%        5.86%            7.32%
Oppenheimer Strategic Bond - Service Class                                     -3.17%        1.53%            2.76%
Van Kampen LIT Emerging Growth - Class II                                      -38.63%       12.72%          14.31%
Van Kampen LIT Growth and Income - Class II                                    -14.23%       9.95%            9.75%
Van Kampen UIF Active International Allocation - Class II                      -27.32%        N/A            -13.37%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.92%         N/A            -0.52%
Van Kampen UIF U.S. Real Estate - Class II                                      1.66%         N/A             4.86%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.76%         N/A             0.47%
Global Asset Allocation - Class IB                                             -15.58%       3.61%            6.60%
Growth and Income - Class IB                                                   -13.49%       5.83%            9.71%
Health Sciences - Class IB                                                     -26.64%        N/A             1.36%
High Yield - Class IB                                                          -3.61%        -0.59%           5.20%
Income - Class IB                                                              -0.02%        3.69%            4.42%
International Growth - Class IB                                                -27.49%        N/A             7.08%
Investors - Class IB                                                           -31.59%        N/A            -5.12%
Money Market - Class IB                                                        -3.44%        2.75%            2.32%
New Opportunities - Class IB                                                   -36.87%       3.89%            9.36%
New Value - Class IB                                                           -3.94%         N/A             7.02%
Research - Class IB                                                            -25.74%        N/A             2.90%
Utilities Growth and Income - Class IB                                         -29.17%       3.65%            6.65%
Vista - Class IB                                                               -40.18%        N/A             4.96%
Voyager - Class IB                                                             -29.26%       7.85%           10.77%
Franklin Growth and Income Securities - Class 2                                -2.48%        10.02%          10.71%
Franklin Small Cap - Class 2                                                   -22.21%       8.28%           11.09%
Franklin Small Cap Value Securities - Class 2                                   6.38%         N/A            -0.03%
Mutual Shares Securities - Class II                                            -0.27%        7.88%            8.22%
Templeton Developing Markets Securities - Class 2                              -15.16%      -13.95%          -13.34%
Templeton Foreign Securities - Class 2                                         -22.95%       2.53%            7.42%
Templeton Global Income Securities - Class 2                                   -5.00%        -0.35%           2.02%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.39%        N/A            -8.79%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.02%       4.85%            9.55%
Oppenheimer Global Securities - Service Class                                  -19.19%       13.05%          11.61%
Oppenheimer High Income - Service Class                                        -5.39%        -1.54%           5.33%
Oppenheimer Main Street Growth & Income - Service Class                        -17.32%       4.48%           11.37%
Oppenheimer Main Street Small Cap - Service Class                              -7.64%         N/A             0.56%
Oppenheimer Multiple Strategies - Service Class                                -5.17%        6.44%            7.93%
Oppenheimer Strategic Bond - Service Class                                     -2.65%        2.06%            3.31%
Van Kampen LIT Emerging Growth - Class II                                      -38.36%       13.39%          14.99%
Van Kampen LIT Growth and Income - Class II                                    -13.79%       10.58%          10.33%
Van Kampen UIF Active International Allocation - Class II                      -26.97%        N/A            -12.97%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.48%         N/A            -0.05%
Van Kampen UIF U.S. Real Estate - Class II                                      2.21%         N/A             5.41%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)


Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.90%         N/A             0.31%
Global Asset Allocation - Class IB                                             -15.72%       3.45%            6.44%
Growth and Income - Class IB                                                   -13.63%       5.67%            9.54%
Health Sciences - Class IB                                                     -26.76%        N/A             1.20%
High Yield - Class IB                                                          -3.76%        -0.74%           5.04%
Income - Class IB                                                              -0.18%        3.53%            4.26%
International Growth - Class IB                                                -27.61%        N/A             6.91%
Investors - Class IB                                                           -31.70%        N/A            -5.27%
Money Market - Class IB                                                        -3.60%        2.59%            2.16%
New Opportunities - Class IB                                                   -36.97%       3.74%            9.19%
New Value - Class IB                                                           -4.09%         N/A             6.86%
Research - Class IB                                                            -25.86%        N/A             2.74%
Utilities Growth and Income - Class IB                                         -29.29%       3.49%            6.49%
Vista - Class IB                                                               -40.28%        N/A             4.80%
Voyager - Class IB                                                             -29.37%       7.69%           10.61%
Franklin Growth and Income Securities - Class 2                                -2.63%        9.85%           10.54%
Franklin Small Cap - Class 2                                                   -22.34%       8.11%           10.92%
Franklin Small Cap Value Securities - Class 2                                   6.21%         N/A            -0.19%
Mutual Shares Securities - Class II                                            -0.43%        7.72%            8.05%
Templeton Developing Markets Securities - Class 2                              -15.29%      -14.08%          -13.47%
Templeton Foreign Securities - Class 2                                         -23.07%       2.38%            7.26%
Templeton Global Income Securities - Class 2                                   -5.15%        -0.51%           1.86%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.52%        N/A            -8.93%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.13%       4.69%            9.39%
Oppenheimer Global Securities - Service Class                                  -19.32%       12.88%          11.44%
Oppenheimer High Income - Service Class                                        -5.54%        -1.69%           5.17%
Oppenheimer Main Street Growth & Income - Service Class                        -17.46%       4.32%           11.20%
Oppenheimer Main Street Small Cap - Service Class                              -7.79%         N/A             0.40%
Oppenheimer Multiple Strategies - Service Class                                -5.32%        6.28%            7.77%
Oppenheimer Strategic Bond - Service Class                                     -2.81%        1.90%            3.15%
Van Kampen LIT Emerging Growth - Class II                                      -38.46%       13.22%          14.81%
Van Kampen LIT Growth and Income - Class II                                    -13.92%       10.41%          10.17%
Van Kampen UIF Active International Allocation - Class II                      -27.09%        N/A            -13.11%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.31%         N/A            -0.21%
Van Kampen UIF U.S. Real Estate - Class II                                      2.05%         N/A             5.25%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.00%         N/A             0.21%
Global Asset Allocation - Class IB                                             -15.81%       3.35%            6.33%
Growth and Income - Class IB                                                   -13.73%       5.56%            9.43%
Health Sciences - Class IB                                                     -26.84%        N/A             1.10%
High Yield - Class IB                                                          -3.87%        -0.84%           4.93%
Income - Class IB                                                              -0.29%        3.43%            4.15%
International Growth - Class IB                                                -27.69%        N/A             6.80%
Investors - Class IB                                                           -31.77%        N/A            -5.36%
Money Market - Class IB                                                        -3.70%        2.49%            2.05%
New Opportunities - Class IB                                                   -37.04%       3.63%            9.08%
New Value - Class IB                                                           -4.19%         N/A             6.75%
Research - Class IB                                                            -25.94%        N/A             2.63%
Utilities Growth and Income - Class IB                                         -29.36%       3.38%            6.38%
Vista - Class IB                                                               -40.34%        N/A             4.69%
Voyager - Class IB                                                             -29.45%       7.58%           10.49%
Franklin Growth and Income Securities - Class 2                                -2.73%        9.74%           10.43%
Franklin Small Cap - Class 2                                                   -22.42%       8.00%           10.81%
Franklin Small Cap Value Securities - Class 2                                   6.10%         N/A            -0.29%
Mutual Shares Securities - Class II                                            -0.54%        7.61%            7.95%
Templeton Developing Markets Securities - Class 2                              -15.38%      -14.17%          -13.56%
Templeton Foreign Securities - Class 2                                         -23.15%       2.27%            7.15%
Templeton Global Income Securities - Class 2                                   -5.25%        -0.61%           1.76%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.60%        N/A            -9.03%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.20%       4.59%            9.28%
Oppenheimer Global Securities - Service Class                                  -19.41%       12.77%          11.33%
Oppenheimer High Income - Service Class                                        -5.64%        -1.79%           5.07%
Oppenheimer Main Street Growth & Income - Service Class                        -17.55%       4.22%           11.09%
Oppenheimer Main Street Small Cap - Service Class                              -7.89%         N/A             0.29%
Oppenheimer Multiple Strategies - Service Class                                -5.42%        6.17%            7.66%
Oppenheimer Strategic Bond - Service Class                                     -2.91%        1.80%            3.04%
Van Kampen LIT Emerging Growth - Class II                                      -38.52%       13.11%          14.70%
Van Kampen LIT Growth and Income - Class II                                    -14.02%       10.30%          10.05%
Van Kampen UIF Active International Allocation - Class II                      -27.17%        N/A            -13.20%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.21%         N/A            -0.32%
Van Kampen UIF U.S. Real Estate - Class II                                      1.94%         N/A             5.14%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.05%         N/A             0.16%
Global Asset Allocation - Class IB                                             -15.85%       3.29%            6.28%
Growth and Income - Class IB                                                   -13.77%       5.51%            9.38%
Health Sciences - Class IB                                                     -26.88%        N/A             1.05%
High Yield - Class IB                                                          -3.92%        -0.89%           4.88%
Income - Class IB                                                              -0.34%        3.38%            4.10%
International Growth - Class IB                                                -27.73%        N/A             6.75%
Investors - Class IB                                                           -31.81%        N/A            -5.41%
Money Market - Class IB                                                        -3.75%        2.44%            2.00%
New Opportunities - Class IB                                                   -37.07%       3.58%            9.03%
New Value - Class IB                                                           -4.24%         N/A             6.69%
Research - Class IB                                                            -25.98%        N/A             2.58%
Utilities Growth and Income - Class IB                                         -29.40%       3.33%            6.32%
Vista - Class IB                                                               -40.37%        N/A             4.64%
Voyager - Class IB                                                             -29.49%       7.52%           10.44%
Franklin Growth and Income Securities - Class 2                                -2.79%        9.68%           10.37%
Franklin Small Cap - Class 2                                                   -22.46%       7.95%           10.75%
Franklin Small Cap Value Securities - Class 2                                   6.04%         N/A            -0.34%
Mutual Shares Securities - Class II                                            -0.59%        7.55%            7.89%
Templeton Developing Markets Securities - Class 2                              -15.43%      -14.22%          -13.61%
Templeton Foreign Securities - Class 2                                         -23.19%       2.22%            7.10%
Templeton Global Income Securities - Class 2                                   -5.30%        -0.66%           1.71%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.64%        N/A            -9.08%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.23%       4.53%            9.22%
Oppenheimer Global Securities - Service Class                                  -19.45%       12.71%          11.27%
Oppenheimer High Income - Service Class                                        -5.69%        -1.84%           5.01%
Oppenheimer Main Street Growth & Income - Service Class                        -17.59%       4.16%           11.04%
Oppenheimer Main Street Small Cap - Service Class                              -7.94%         N/A             0.24%
Oppenheimer Multiple Strategies - Service Class                                -5.47%        6.11%            7.61%
Oppenheimer Strategic Bond - Service Class                                     -2.96%        1.75%            2.99%
Van Kampen LIT Emerging Growth - Class II                                      -38.56%       13.05%          14.64%
Van Kampen LIT Growth and Income - Class II                                    -14.06%       10.25%          10.00%
Van Kampen UIF Active International Allocation - Class II                      -27.21%        N/A            -13.25%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.15%         N/A            -0.37%
Van Kampen UIF U.S. Real Estate - Class II                                      1.89%         N/A             5.09%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.15%         N/A             0.05%
Global Asset Allocation - Class IB                                             -15.94%       3.19%            6.17%
Growth and Income - Class IB                                                   -13.86%       5.40%            9.26%
Health Sciences - Class IB                                                     -26.96%        N/A             0.94%
High Yield - Class IB                                                          -4.02%        -0.99%           4.77%
Income - Class IB                                                              -0.45%        3.27%            4.00%
International Growth - Class IB                                                -27.80%        N/A             6.64%
Investors - Class IB                                                           -31.89%        N/A            -5.51%
Money Market - Class IB                                                        -3.85%        2.33%            1.90%
New Opportunities - Class IB                                                   -37.14%       3.47%            8.92%
New Value - Class IB                                                           -4.35%         N/A             6.58%
Research - Class IB                                                            -26.06%        N/A             2.47%
Utilities Growth and Income - Class IB                                         -29.48%       3.23%            6.22%
Vista - Class IB                                                               -40.44%        N/A             4.53%
Voyager - Class IB                                                             -29.57%       7.42%           10.33%
Franklin Growth and Income Securities - Class 2                                -2.89%        9.57%           10.26%
Franklin Small Cap - Class 2                                                   -22.55%       7.84%           10.64%
Franklin Small Cap Value Securities - Class 2                                   5.93%         N/A            -0.45%
Mutual Shares Securities - Class II                                            -0.69%        7.45%            7.78%
Templeton Developing Markets Securities - Class 2                              -15.52%      -14.30%          -13.70%
Templeton Foreign Securities - Class 2                                         -23.28%       2.12%            6.99%
Templeton Global Income Securities - Class 2                                   -5.40%        -0.76%           1.60%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.72%        N/A            -9.17%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.30%       4.43%            9.11%
Oppenheimer Global Securities - Service Class                                  -19.54%       12.60%          11.16%
Oppenheimer High Income - Service Class                                        -5.79%        -1.94%           4.90%
Oppenheimer Main Street Growth & Income - Service Class                        -17.68%       4.06%           10.92%
Oppenheimer Main Street Small Cap - Service Class                              -8.03%         N/A             0.14%
Oppenheimer Multiple Strategies - Service Class                                -5.58%        6.01%            7.50%
Oppenheimer Strategic Bond - Service Class                                     -3.06%        1.64%            2.89%
Van Kampen LIT Emerging Growth - Class II                                      -38.62%       12.94%          14.52%
Van Kampen LIT Growth and Income - Class II                                    -14.15%       10.13%           9.89%
Van Kampen UIF Active International Allocation - Class II                      -27.29%        N/A            -13.34%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.04%         N/A            -0.47%
Van Kampen UIF U.S. Real Estate - Class II                                      1.78%         N/A             4.98%


* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios(Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.15%         N/A             0.05%
Global Asset Allocation - Class IB                                             -15.94%       3.19%            6.17%
Growth and Income - Class IB                                                   -13.86%       5.40%            9.26%
Health Sciences - Class IB                                                     -26.96%        N/A             0.94%
High Yield - Class IB                                                          -4.02%        -0.99%           4.77%
Income - Class IB                                                              -0.45%        3.27%            4.00%
International Growth - Class IB                                                -27.80%        N/A             6.64%
Investors - Class IB                                                           -31.89%        N/A            -5.51%
Money Market - Class IB                                                        -3.85%        2.33%            1.90%
New Opportunities - Class IB                                                   -37.14%       3.47%            8.92%
New Value - Class IB                                                           -4.35%         N/A             6.58%
Research - Class IB                                                            -26.06%        N/A             2.47%
Utilities Growth and Income - Class IB                                         -29.48%       3.23%            6.22%
Vista - Class IB                                                               -40.44%        N/A             4.53%
Voyager - Class IB                                                             -29.57%       7.42%           10.33%
Franklin Growth and Income Securities - Class 2                                -2.89%        9.57%           10.26%
Franklin Small Cap - Class 2                                                   -22.55%       7.84%           10.64%
Franklin Small Cap Value Securities - Class 2                                   5.93%         N/A            -0.45%
Mutual Shares Securities - Class II                                            -0.69%        7.45%            7.78%
Templeton Developing Markets Securities - Class 2                              -15.52%      -14.30%          -13.70%
Templeton Foreign Securities - Class 2                                         -23.28%       2.12%            6.99%
Templeton Global Income Securities - Class 2                                   -5.40%        -0.76%           1.60%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.72%        N/A            -9.17%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.30%       4.43%            9.11%
Oppenheimer Global Securities - Service Class                                  -19.54%       12.60%          11.16%
Oppenheimer High Income - Service Class                                        -5.79%        -1.94%           4.90%
Oppenheimer Main Street Growth & Income - Service Class                        -17.68%       4.06%           10.92%
Oppenheimer Main Street Small Cap - Service Class                              -8.03%         N/A             0.14%
Oppenheimer Multiple Strategies - Service Class                                -5.58%        6.01%            7.50%
Oppenheimer Strategic Bond - Service Class                                     -3.06%        1.64%            2.89%
Van Kampen LIT Emerging Growth - Class II                                      -38.62%       12.94%          14.52%
Van Kampen LIT Growth and Income - Class II                                    -14.15%       10.13%           9.89%
Van Kampen UIF Active International Allocation - Class II                      -27.29%        N/A            -13.34%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.04%         N/A            -0.47%
Van Kampen UIF U.S. Real Estate - Class II                                      1.78%         N/A             4.98%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.30%         N/A            -0.10%
Global Asset Allocation - Class IB                                             -16.08%       3.03%            6.01%
Growth and Income - Class IB                                                   -14.00%       5.24%            9.10%
Health Sciences - Class IB                                                     -27.08%        N/A             0.78%
High Yield - Class IB                                                          -4.17%        -1.14%           4.61%
Income - Class IB                                                              -0.60%        3.11%            3.84%
International Growth - Class IB                                                -27.92%        N/A             6.47%
Investors - Class IB                                                           -32.00%        N/A            -5.66%
Money Market - Class IB                                                        -4.01%        2.18%            1.74%
New Opportunities - Class IB                                                   -37.25%       3.32%            8.75%
New Value - Class IB                                                           -4.50%         N/A             6.42%
Research - Class IB                                                            -26.18%        N/A             2.31%
Utilities Growth and Income - Class IB                                         -29.59%       3.07%            6.06%
Vista - Class IB                                                               -40.54%        N/A             4.37%
Voyager - Class IB                                                             -29.68%       7.25%           10.16%
Franklin Growth and Income Securities - Class 2                                -3.04%        9.41%           10.09%
Franklin Small Cap - Class 2                                                   -22.67%       7.68%           10.47%
Franklin Small Cap Value Securities - Class 2                                   5.77%         N/A            -0.60%
Mutual Shares Securities - Class II                                            -0.85%        7.28%            7.62%
Templeton Developing Markets Securities - Class 2                              -15.66%      -14.44%          -13.83%
Templeton Foreign Securities - Class 2                                         -23.40%       1.96%            6.83%
Templeton Global Income Securities - Class 2                                   -5.55%        -0.91%           1.45%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.85%        N/A            -9.32%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.40%       4.27%            8.95%
Oppenheimer Global Securities - Service Class                                  -19.67%       12.43%          10.99%
Oppenheimer High Income - Service Class                                        -5.94%        -2.09%           4.75%
Oppenheimer Main Street Growth & Income - Service Class                        -17.81%       3.90%           10.76%
Oppenheimer Main Street Small Cap - Service Class                              -8.18%         N/A            -0.02%
Oppenheimer Multiple Strategies - Service Class                                -5.73%        5.85%            7.33%
Oppenheimer Strategic Bond - Service Class                                     -3.22%        1.49%            2.73%
Van Kampen LIT Emerging Growth - Class II                                      -38.73%       12.77%          14.35%
Van Kampen LIT Growth and Income - Class II                                    -14.29%       9.97%            9.72%
Van Kampen UIF Active International Allocation - Class II                      -27.41%        N/A            -13.48%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.88%         N/A            -0.63%
Van Kampen UIF U.S. Real Estate - Class II                                      1.62%         N/A             4.82%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.30%         N/A            -0.10%
Global Asset Allocation - Class IB                                             -16.08%       3.03%            6.01%
Growth and Income - Class IB                                                   -14.00%       5.24%            9.10%
Health Sciences - Class IB                                                     -27.08%        N/A             0.78%
High Yield - Class IB                                                          -4.17%        -1.14%           4.61%
Income - Class IB                                                              -0.60%        3.11%            3.84%
International Growth - Class IB                                                -27.92%        N/A             6.47%
Investors - Class IB                                                           -32.00%        N/A            -5.66%
Money Market - Class IB                                                        -4.01%        2.18%            1.74%
New Opportunities - Class IB                                                   -37.25%       3.32%            8.75%
New Value - Class IB                                                           -4.50%         N/A             6.42%
Research - Class IB                                                            -26.18%        N/A             2.31%
Utilities Growth and Income - Class IB                                         -29.59%       3.07%            6.06%
Vista - Class IB                                                               -40.54%        N/A             4.37%
Voyager - Class IB                                                             -29.68%       7.25%           10.16%
Franklin Growth and Income Securities - Class 2                                -3.04%        9.41%           10.09%
Franklin Small Cap - Class 2                                                   -22.67%       7.68%           10.47%
Franklin Small Cap Value Securities - Class 2                                   5.77%         N/A            -0.60%
Mutual Shares Securities - Class II                                            -0.85%        7.28%            7.62%
Templeton Developing Markets Securities - Class 2                              -15.66%      -14.44%          -13.83%
Templeton Foreign Securities - Class 2                                         -23.40%       1.96%            6.83%
Templeton Global Income Securities - Class 2                                   -5.55%        -0.91%           1.45%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.85%        N/A            -9.32%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.40%       4.27%            8.95%
Oppenheimer Global Securities - Service Class                                  -19.67%       12.43%          10.99%
Oppenheimer High Income - Service Class                                        -5.94%        -2.09%           4.75%
Oppenheimer Main Street Growth & Income - Service Class                        -17.81%       3.90%           10.76%
Oppenheimer Main Street Small Cap - Service Class                              -8.18%         N/A            -0.02%
Oppenheimer Multiple Strategies - Service Class                                -5.73%        5.85%            7.33%
Oppenheimer Strategic Bond - Service Class                                     -3.22%        1.49%            2.73%
Van Kampen LIT Emerging Growth - Class II                                      -38.73%       12.77%          14.35%
Van Kampen LIT Growth and Income - Class II                                    -14.29%       9.97%            9.72%
Van Kampen UIF Active International Allocation - Class II                      -27.41%        N/A            -13.48%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.88%         N/A            -0.63%
Van Kampen UIF U.S. Real Estate - Class II                                      1.62%         N/A             4.82%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year        5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.45%         N/A            -0.26%
Global Asset Allocation - Class IB                                             -16.21%       2.88%            5.85%
Growth and Income - Class IB                                                   -14.14%       5.08%            8.93%
Health Sciences - Class IB                                                     -27.20%        N/A             0.62%
High Yield - Class IB                                                          -4.33%        -1.29%           4.46%
Income - Class IB                                                              -0.76%        2.96%            3.68%
International Growth - Class IB                                                -28.04%        N/A             6.31%
Investors - Class IB                                                           -32.11%        N/A            -5.81%
Money Market - Class IB                                                        -4.16%        2.02%            1.58%
New Opportunities - Class IB                                                   -37.35%       3.16%            8.59%
New Value - Class IB                                                           -4.65%         N/A             6.25%
Research - Class IB                                                            -26.30%        N/A             2.15%
Utilities Growth and Income - Class IB                                         -29.71%       2.91%            5.89%
Vista - Class IB                                                               -40.64%        N/A             4.21%
Voyager - Class IB                                                             -29.79%       7.09%            9.99%
Franklin Growth and Income Securities - Class 2                                -3.20%        9.24%            9.92%
Franklin Small Cap - Class 2                                                   -22.80%       7.51%           10.30%
Franklin Small Cap Value Securities - Class 2                                   5.60%         N/A            -0.76%
Mutual Shares Securities - Class II                                            -1.01%        7.12%            7.45%
Templeton Developing Markets Securities - Class 2                              -15.79%      -14.57%          -13.96%
Templeton Foreign Securities - Class 2                                         -23.53%       1.81%            6.67%
Templeton Global Income Securities - Class 2                                   -5.71%        -1.06%           1.29%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.97%        N/A            -9.46%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.50%       4.11%            8.78%
Oppenheimer Global Securities - Service Class                                  -19.80%       12.26%          10.82%
Oppenheimer High Income - Service Class                                        -6.09%        -2.24%           4.59%
Oppenheimer Main Street Growth & Income - Service Class                        -17.94%       3.74%           10.59%
Oppenheimer Main Street Small Cap - Service Class                              -8.33%         N/A            -0.18%
Oppenheimer Multiple Strategies - Service Class                                -5.88%        5.69%            7.17%
Oppenheimer Strategic Bond - Service Class                                     -3.37%        1.33%            2.57%
Van Kampen LIT Emerging Growth - Class II                                      -38.83%       12.60%          14.18%
Van Kampen LIT Growth and Income - Class II                                    -14.43%       9.80%            9.56%
Van Kampen UIF Active International Allocation - Class II                      -27.52%        N/A            -13.62%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.72%         N/A            -0.78%
Van Kampen UIF U.S. Real Estate - Class II                                      1.46%         N/A             4.65%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


                                   APPENDIX D

       ALLSTATE ADVISOR PREFERRED CONTRACT WITH 3-YEAR WITHDRAWAL OPTION

The Allstate Advisor Preferred Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown.

These Contract charges include a maximum withdrawal charge of 7% that declines to zero after three years (not shown for non-standardized total returns), an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-        1.69% (without any optional benefit riders), or

- 1.84% with the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 1.94% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 1.99% with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 2.09% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 2.09% with the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.24% with the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 2.24% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.39% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date).

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.25% of the Income Base, assuming no additional purchase payments or withdrawals. Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.45% of the Income Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.


See the Expense Table in the Prospectus for more details.


Standardized Total Returns


Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. The following Variable Sub-Accounts commenced operations on April 30, 1999: The George Putnam Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam Research, Putnam Utilities Growth and Income, Putnam Vista and Putnam Voyager. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information.



(Without any optional benefits)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.40%         N/A            -2.19%
Global Asset Allocation - Class IB                                             -15.22%        N/A            -5.76%
Growth and Income - Class IB                                                   -13.14%        N/A            -5.95%
Health Sciences - Class IB                                                     -26.27%        N/A            3.45%
High Yield - Class IB                                                          -3.26%         N/A            -5.34%
Income - Class IB                                                               0.32%         N/A            1.42%
International Growth - Class IB                                                -27.12%        N/A            -1.74%
Investors - Class IB                                                           -31.21%        N/A           -13.73%
Money Market - Class IB                                                        -3.10%         N/A            1.42%
New Opportunities - Class IB                                                   -36.49%        N/A           -10.84%
New Value - Class IB                                                           -3.59%         N/A            1.01%
Research - Class IB                                                            -25.37%        N/A            -6.10%
Utilities Growth and Income - Class IB                                         -28.80%        N/A            -6.54%
Vista - Class IB                                                               -39.79%        N/A            -7.06%
Voyager - Class IB                                                             -28.89%        N/A            -5.89%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.55%         N/A            -2.34%
Global Asset Allocation - Class IB                                             -15.36%        N/A            -5.91%
Growth and Income - Class IB                                                   -13.28%        N/A            -6.10%
Health Sciences - Class IB                                                     -26.39%        N/A            3.29%
High Yield - Class IB                                                          -3.42%         N/A            -5.48%
Income - Class IB                                                               0.16%         N/A            1.26%
International Growth - Class IB                                                -27.24%        N/A            -1.89%
Investors - Class IB                                                           -31.32%        N/A           -13.87%
Money Market - Class IB                                                        -3.25%         N/A            1.26%
New Opportunities - Class IB                                                   -36.59%        N/A           -10.98%
New Value - Class IB                                                           -3.74%         N/A            0.85%
Research - Class IB                                                            -25.49%        N/A            -6.24%
Utilities Growth and Income - Class IB                                         -28.91%        N/A            -6.69%
Vista - Class IB                                                               -39.89%        N/A            -7.21%
Voyager - Class IB                                                             -29.00%        N/A            -6.04%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.65%         N/A            -2.44%
Global Asset Allocation - Class IB                                             -15.45%        N/A            -6.01%
Growth and Income - Class IB                                                   -13.37%        N/A            -6.19%
Health Sciences - Class IB                                                     -26.47%        N/A            3.18%
High Yield - Class IB                                                          -3.52%         N/A            -5.58%
Income - Class IB                                                               0.06%         N/A            1.16%
International Growth - Class IB                                                -27.31%        N/A            -1.99%
Investors - Class IB                                                           -31.40%        N/A           -13.96%
Money Market - Class IB                                                        -3.35%         N/A            1.16%
New Opportunities - Class IB                                                   -36.66%        N/A           -11.07%
New Value - Class IB                                                           -3.84%         N/A            0.75%
Research - Class IB                                                            -25.57%        N/A            -6.34%
Utilities Growth and Income - Class IB                                         -28.99%        N/A            -6.79%
Vista - Class IB                                                               -39.96%        N/A            -7.31%
Voyager - Class IB                                                             -29.08%        N/A            -6.14%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.70%         N/A            -2.49%
Global Asset Allocation - Class IB                                             -15.49%        N/A            -6.06%
Growth and Income - Class IB                                                   -13.41%        N/A            -6.24%
Health Sciences - Class IB                                                     -26.51%        N/A            3.13%
High Yield - Class IB                                                          -3.57%         N/A            -5.63%
Income - Class IB                                                               0.00%         N/A            1.10%
International Growth - Class IB                                                -27.35%        N/A            -2.04%
Investors - Class IB                                                           -31.44%        N/A           -14.00%
Money Market - Class IB                                                        -3.40%         N/A            1.10%
New Opportunities - Class IB                                                   -36.69%        N/A           -11.12%
New Value - Class IB                                                           -3.90%         N/A            0.70%
Research - Class IB                                                            -25.61%        N/A            -6.39%
Utilities Growth and Income - Class IB                                         -29.03%        N/A            -6.84%
Vista - Class IB                                                               -39.99%        N/A            -7.36%
Voyager - Class IB                                                             -29.12%        N/A            -6.19%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.80%         N/A            -2.60%
Global Asset Allocation - Class IB                                             -15.58%        N/A            -6.16%
Growth and Income - Class IB                                                   -13.51%        N/A            -6.34%
Health Sciences - Class IB                                                     -26.59%        N/A            3.02%
High Yield - Class IB                                                          -3.67%         N/A            -5.73%
Income - Class IB                                                              -0.10%         N/A            1.00%
International Growth - Class IB                                                -27.43%        N/A            -2.14%
Investors - Class IB                                                           -31.51%        N/A           -14.09%
Money Market - Class IB                                                        -3.51%         N/A            1.00%
New Opportunities - Class IB                                                   -36.76%        N/A           -11.21%
New Value - Class IB                                                           -4.00%         N/A            0.59%
Research - Class IB                                                            -25.69%        N/A            -6.49%
Utilities Growth and Income - Class IB                                         -29.10%        N/A            -6.93%
Vista - Class IB                                                               -40.06%        N/A            -7.46%
Voyager - Class IB                                                             -29.19%        N/A            -6.28%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.80%         N/A            -2.60%
Global Asset Allocation - Class IB                                             -15.58%        N/A            -6.16%
Growth and Income - Class IB                                                   -13.51%        N/A            -6.34%
Health Sciences - Class IB                                                     -26.59%        N/A            3.02%
High Yield - Class IB                                                          -3.67%         N/A            -5.73%
Income - Class IB                                                              -0.10%         N/A            1.00%
International Growth - Class IB                                                -27.43%        N/A            -2.14%
Investors - Class IB                                                           -31.51%        N/A           -14.09%
Money Market - Class IB                                                        -3.51%         N/A            1.00%
New Opportunities - Class IB                                                   -36.76%        N/A           -11.21%
New Value - Class IB                                                           -4.00%         N/A            0.59%
Research - Class IB                                                            -25.69%        N/A            -6.49%
Utilities Growth and Income - Class IB                                         -29.10%        N/A            -6.93%
Vista - Class IB                                                               -40.06%        N/A            -7.46%
Voyager - Class IB                                                             -29.19%        N/A            -6.28%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.95%         N/A            -2.75%
Global Asset Allocation - Class IB                                             -15.72%        N/A            -6.31%
Growth and Income - Class IB                                                   -13.64%        N/A            -6.49%
Health Sciences - Class IB                                                     -26.71%        N/A            2.86%
High Yield - Class IB                                                          -3.82%         N/A            -5.88%
Income - Class IB                                                              -0.26%         N/A            0.84%
International Growth - Class IB                                                -27.55%        N/A            -2.30%
Investors - Class IB                                                           -31.62%        N/A           -14.23%
Money Market - Class IB                                                        -3.66%         N/A            0.84%
New Opportunities - Class IB                                                   -36.87%        N/A           -11.36%
New Value - Class IB                                                           -4.15%         N/A            0.43%
Research - Class IB                                                            -25.81%        N/A            -6.64%
Utilities Growth and Income - Class IB                                         -29.22%        N/A            -7.08%
Vista - Class IB                                                               -40.15%        N/A            -7.60%
Voyager - Class IB                                                             -29.31%        N/A            -6.43%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.95%         N/A            -2.75%
Global Asset Allocation - Class IB                                             -15.72%        N/A            -6.31%
Growth and Income - Class IB                                                   -13.64%        N/A            -6.49%
Health Sciences - Class IB                                                     -26.71%        N/A            2.86%
High Yield - Class IB                                                          -3.82%         N/A            -5.88%
Income - Class IB                                                              -0.26%         N/A            0.84%
International Growth - Class IB                                                -27.55%        N/A            -2.30%
Investors - Class IB                                                           -31.62%        N/A           -14.23%
Money Market - Class IB                                                        -3.66%         N/A            0.84%
New Opportunities - Class IB                                                   -36.87%        N/A           -11.36%
New Value - Class IB                                                           -4.15%         N/A            0.43%
Research - Class IB                                                            -25.81%        N/A            -6.64%
Utilities Growth and Income - Class IB                                         -29.22%        N/A            -7.08%
Vista - Class IB                                                               -40.15%        N/A            -7.60%
Voyager - Class IB                                                             -29.31%        N/A            -6.43%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.10%         N/A            -2.90%
Global Asset Allocation - Class IB                                             -15.85%        N/A            -6.46%
Growth and Income - Class IB                                                   -13.78%        N/A            -6.64%
Health Sciences - Class IB                                                     -26.83%        N/A            2.70%
High Yield - Class IB                                                          -3.98%         N/A            -6.03%
Income - Class IB                                                              -0.42%         N/A            0.68%
International Growth - Class IB                                                -27.67%        N/A            -2.45%
Investors - Class IB                                                           -31.73%        N/A           -14.37%
Money Market - Class IB                                                        -3.81%         N/A            0.68%
New Opportunities - Class IB                                                   -36.97%        N/A           -11.50%
New Value - Class IB                                                           -4.30%         N/A            0.28%
Research - Class IB                                                            -25.93%        N/A            -6.78%
Utilities Growth and Income - Class IB                                         -29.33%        N/A            -7.23%
Vista - Class IB                                                               -40.25%        N/A            -7.75%
Voyager - Class IB                                                             -29.42%        N/A            -6.58%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.65%         N/A            -2.48%
Global Asset Allocation - Class IB                                             -15.47%        N/A            -6.05%
Growth and Income - Class IB                                                   -13.39%        N/A            -6.25%
Health Sciences - Class IB                                                     -26.52%        N/A            3.20%
High Yield - Class IB                                                          -3.51%         N/A            -5.64%
Income - Class IB                                                               0.07%         N/A            1.13%
International Growth - Class IB                                                -27.37%        N/A            -1.97%
Investors - Class IB                                                           -31.46%        N/A           -14.01%
Money Market - Class IB                                                        -3.35%         N/A            1.14%
New Opportunities - Class IB                                                   -36.74%        N/A           -11.08%
New Value - Class IB                                                           -3.84%         N/A            0.71%
Research - Class IB                                                            -25.62%        N/A            -6.36%
Utilities Growth and Income - Class IB                                         -29.05%        N/A            -6.82%
Vista - Class IB                                                               -40.04%        N/A            -7.30%
Voyager - Class IB                                                             -29.14%        N/A            -6.14%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.80%         N/A            -2.64%
Global Asset Allocation - Class IB                                             -15.61%        N/A            -6.20%
Growth and Income - Class IB                                                   -13.53%        N/A            -6.40%
Health Sciences - Class IB                                                     -26.64%        N/A            3.03%
High Yield - Class IB                                                          -3.67%         N/A            -5.79%
Income - Class IB                                                              -0.09%         N/A            0.97%
International Growth - Class IB                                                -27.49%        N/A            -2.13%
Investors - Class IB                                                           -31.57%        N/A           -14.15%
Money Market - Class IB                                                        -3.50%         N/A            0.98%
New Opportunities - Class IB                                                   -36.84%        N/A           -11.23%
New Value - Class IB                                                           -3.99%         N/A            0.56%
Research - Class IB                                                            -25.74%        N/A            -6.51%
Utilities Growth and Income - Class IB                                         -29.16%        N/A            -6.97%
Vista - Class IB                                                               -40.14%        N/A            -7.45%
Voyager - Class IB                                                             -29.25%        N/A            -6.29%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.90%         N/A            -2.74%
Global Asset Allocation - Class IB                                             -15.70%        N/A            -6.30%
Growth and Income - Class IB                                                   -13.62%        N/A            -6.50%
Health Sciences - Class IB                                                     -26.72%        N/A            2.93%
High Yield - Class IB                                                          -3.77%         N/A            -5.89%
Income - Class IB                                                              -0.19%         N/A            0.86%
International Growth - Class IB                                                -27.56%        N/A            -2.23%
Investors - Class IB                                                           -31.65%        N/A           -14.24%
Money Market - Class IB                                                        -3.60%         N/A            0.87%
New Opportunities - Class IB                                                   -36.91%        N/A           -11.32%
New Value - Class IB                                                           -4.09%         N/A            0.45%
Research - Class IB                                                            -25.82%        N/A            -6.61%
Utilities Growth and Income - Class IB                                         -29.24%        N/A            -7.07%
Vista - Class IB                                                               -40.21%        N/A            -7.55%
Voyager - Class IB                                                             -29.33%        N/A            -6.38%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.95%         N/A            -2.79%
Global Asset Allocation - Class IB                                             -15.74%        N/A            -6.35%
Growth and Income - Class IB                                                   -13.66%        N/A            -6.55%
Health Sciences - Class IB                                                     -26.76%        N/A            2.87%
High Yield - Class IB                                                          -3.82%         N/A            -5.94%
Income - Class IB                                                              -0.25%         N/A            0.81%
International Growth - Class IB                                                -27.60%        N/A            -2.28%
Investors - Class IB                                                           -31.69%        N/A           -14.28%
Money Market - Class IB                                                        -3.65%         N/A            0.82%
New Opportunities - Class IB                                                   -36.94%        N/A           -11.37%
New Value - Class IB                                                           -4.15%         N/A            0.40%
Research - Class IB                                                            -25.86%        N/A            -6.66%
Utilities Growth and Income - Class IB                                         -29.28%        N/A            -7.12%
Vista - Class IB                                                               -40.24%        N/A            -7.60%
Voyager - Class IB                                                             -29.37%        N/A            -6.43%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.05%         N/A            -2.89%
Global Asset Allocation - Class IB                                             -15.83%        N/A            -6.44%
Growth and Income - Class IB                                                   -13.76%        N/A            -6.64%
Health Sciences - Class IB                                                     -26.84%        N/A            2.77%
High Yield - Class IB                                                          -3.92%         N/A            -6.03%
Income - Class IB                                                              -0.35%         N/A            0.71%
International Growth - Class IB                                                -27.68%        N/A            -2.38%
Investors - Class IB                                                           -31.76%        N/A           -14.38%
Money Market - Class IB                                                        -3.76%         N/A            0.71%
New Opportunities - Class IB                                                   -37.01%        N/A           -11.46%
New Value - Class IB                                                           -4.25%         N/A            0.29%
Research - Class IB                                                            -25.94%        N/A            -6.76%
Utilities Growth and Income - Class IB                                         -29.35%        N/A            -7.21%
Vista - Class IB                                                               -40.31%        N/A            -7.70%
Voyager - Class IB                                                             -29.44%        N/A            -6.53%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.05%         N/A            -2.89%
Global Asset Allocation - Class IB                                             -15.83%        N/A            -6.44%
Growth and Income - Class IB                                                   -13.76%        N/A            -6.64%
Health Sciences - Class IB                                                     -26.84%        N/A            2.77%
High Yield - Class IB                                                          -3.92%         N/A            -6.03%
Income - Class IB                                                              -0.35%         N/A            0.71%
International Growth - Class IB                                                -27.68%        N/A            -2.38%
Investors - Class IB                                                           -31.76%        N/A           -14.38%
Money Market - Class IB                                                        -3.76%         N/A            0.71%
New Opportunities - Class IB                                                   -37.01%        N/A           -11.46%
New Value - Class IB                                                           -4.25%         N/A            0.29%
Research - Class IB                                                            -25.94%        N/A            -6.76%
Utilities Growth and Income - Class IB                                         -29.35%        N/A            -7.21%
Vista - Class IB                                                               -40.31%        N/A            -7.70%
Voyager - Class IB                                                             -29.44%        N/A            -6.53%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.20%         N/A            -3.05%
Global Asset Allocation - Class IB                                             -15.97%        N/A            -6.59%
Growth and Income - Class IB                                                   -13.89%        N/A            -6.79%
Health Sciences - Class IB                                                     -26.96%        N/A            2.60%
High Yield - Class IB                                                          -4.07%         N/A            -6.18%
Income - Class IB                                                              -0.51%         N/A            0.55%
International Growth - Class IB                                                -27.80%        N/A            -2.54%
Investors - Class IB                                                           -31.87%        N/A           -14.51%
Money Market - Class IB                                                        -3.91%         N/A            0.56%
New Opportunities - Class IB                                                   -37.12%        N/A           -11.60%
New Value - Class IB                                                           -4.40%         N/A            0.14%
Research - Class IB                                                            -26.06%        N/A            -6.91%
Utilities Growth and Income - Class IB                                         -29.47%        N/A            -7.36%
Vista - Class IB                                                               -40.40%        N/A            -7.84%
Voyager - Class IB                                                             -29.56%        N/A            -6.68%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.20%         N/A            -3.05%
Global Asset Allocation - Class IB                                             -15.97%        N/A            -6.59%
Growth and Income - Class IB                                                   -13.89%        N/A            -6.79%
Health Sciences - Class IB                                                     -26.96%        N/A            2.60%
High Yield - Class IB                                                          -4.07%         N/A            -6.18%
Income - Class IB                                                              -0.51%         N/A            0.55%
International Growth - Class IB                                                -27.80%        N/A            -2.54%
Investors - Class IB                                                           -31.87%        N/A           -14.51%
Money Market - Class IB                                                        -3.91%         N/A            0.56%
New Opportunities - Class IB                                                   -37.12%        N/A           -11.60%
New Value - Class IB                                                           -4.40%         N/A            0.14%
Research - Class IB                                                            -26.06%        N/A            -6.91%
Utilities Growth and Income - Class IB                                         -29.47%        N/A            -7.36%
Vista - Class IB                                                               -40.40%        N/A            -7.84%
Voyager - Class IB                                                             -29.56%        N/A            -6.68%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.35%         N/A            -3.20%
Global Asset Allocation - Class IB                                             -16.10%        N/A            -6.74%
Growth and Income - Class IB                                                   -14.03%        N/A            -6.94%
Health Sciences - Class IB                                                     -27.08%        N/A            2.44%
High Yield - Class IB                                                          -4.23%         N/A            -6.33%
Income - Class IB                                                              -0.67%         N/A            0.39%
International Growth - Class IB                                                -27.92%        N/A            -2.69%
Investors - Class IB                                                           -31.98%        N/A           -14.65%
Money Market - Class IB                                                        -4.06%         N/A            0.40%
New Opportunities - Class IB                                                   -37.22%        N/A           -11.75%
New Value - Class IB                                                           -4.55%         N/A            -0.02%
Research - Class IB                                                            -26.18%        N/A            -7.05%
Utilities Growth and Income - Class IB                                         -29.58%        N/A            -7.51%
Vista - Class IB                                                               -40.50%        N/A            -7.99%
Voyager - Class IB                                                             -29.67%        N/A            -6.83%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -6.85%         N/A            -2.72%
Global Asset Allocation - Class IB                                             -15.67%        N/A            -6.28%
Growth and Income - Class IB                                                   -13.59%        N/A            -6.49%
Health Sciences - Class IB                                                     -26.72%        N/A            2.99%
High Yield - Class IB                                                          -3.71%         N/A            -5.88%
Income - Class IB                                                              -0.13%         N/A            0.90%
International Growth - Class IB                                                -27.57%        N/A            -2.17%
Investors - Class IB                                                           -31.66%        N/A           -14.23%
Money Market - Class IB                                                        -3.55%         N/A            0.91%
New Opportunities - Class IB                                                   -36.94%        N/A           -11.28%
New Value - Class IB                                                           -4.04%         N/A            0.47%
Research - Class IB                                                            -25.82%        N/A            -6.58%
Utilities Growth and Income - Class IB                                         -29.25%        N/A            -7.04%
Vista - Class IB                                                               -40.24%        N/A            -7.50%
Voyager - Class IB                                                             -29.34%        N/A            -6.34%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.00%         N/A            -2.88%
Global Asset Allocation - Class IB                                             -15.81%        N/A            -6.43%
Growth and Income - Class IB                                                   -13.73%        N/A            -6.64%
Health Sciences - Class IB                                                     -26.84%        N/A            2.83%
High Yield - Class IB                                                          -3.87%         N/A            -6.03%
Income - Class IB                                                              -0.29%         N/A            0.74%
International Growth - Class IB                                                -27.69%        N/A            -2.32%
Investors - Class IB                                                           -31.77%        N/A           -14.37%
Money Market - Class IB                                                        -3.70%         N/A            0.75%
New Opportunities - Class IB                                                   -37.04%        N/A           -11.43%
New Value - Class IB                                                           -4.19%         N/A            0.32%
Research - Class IB                                                            -25.94%        N/A            -6.73%
Utilities Growth and Income - Class IB                                         -29.36%        N/A            -7.19%
Vista - Class IB                                                               -40.34%        N/A            -7.65%
Voyager - Class IB                                                             -29.45%        N/A            -6.49%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)


Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.10%         N/A            -2.98%
Global Asset Allocation - Class IB                                             -15.90%        N/A            -6.52%
Growth and Income - Class IB                                                   -13.82%        N/A            -6.74%
Health Sciences - Class IB                                                     -26.92%        N/A            2.72%
High Yield - Class IB                                                          -3.97%         N/A            -6.13%
Income - Class IB                                                              -0.39%         N/A            0.63%
International Growth - Class IB                                                -27.76%        N/A            -2.42%
Investors - Class IB                                                           -31.85%        N/A           -14.46%
Money Market - Class IB                                                        -3.80%         N/A            0.65%
New Opportunities - Class IB                                                   -37.11%        N/A           -11.52%
New Value - Class IB                                                           -4.29%         N/A            0.21%
Research - Class IB                                                            -26.02%        N/A            -6.83%
Utilities Growth and Income - Class IB                                         -29.44%        N/A            -7.29%
Vista - Class IB                                                               -40.41%        N/A            -7.74%
Voyager - Class IB                                                             -29.53%        N/A            -6.58%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.15%         N/A            -3.03%
Global Asset Allocation - Class IB                                             -15.94%        N/A            -6.57%
Growth and Income - Class IB                                                   -13.86%        N/A            -6.79%
Health Sciences - Class IB                                                     -26.96%        N/A            2.67%
High Yield - Class IB                                                          -4.02%         N/A            -6.18%
Income - Class IB                                                              -0.45%         N/A            0.58%
International Growth - Class IB                                                -27.80%        N/A            -2.47%
Investors - Class IB                                                           -31.89%        N/A           -14.51%
Money Market - Class IB                                                        -3.85%         N/A            0.59%
New Opportunities - Class IB                                                   -37.14%        N/A           -11.57%
New Value - Class IB                                                           -4.35%         N/A            0.16%
Research - Class IB                                                            -26.06%        N/A            -6.88%
Utilities Growth and Income - Class IB                                         -29.48%        N/A            -7.34%
Vista - Class IB                                                               -40.44%        N/A            -7.79%
Voyager - Class IB                                                             -29.57%        N/A            -6.63%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)


Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.25%         N/A            -3.13%
Global Asset Allocation - Class IB                                             -16.03%        N/A            -6.67%
Growth and Income - Class IB                                                   -13.96%        N/A            -6.89%
Health Sciences - Class IB                                                     -27.04%        N/A            2.56%
High Yield - Class IB                                                          -4.12%         N/A            -6.28%
Income - Class IB                                                              -0.55%         N/A            0.47%
International Growth - Class IB                                                -27.88%        N/A            -2.58%
Investors - Class IB                                                           -31.96%        N/A           -14.60%
Money Market - Class IB                                                        -3.96%         N/A            0.49%
New Opportunities - Class IB                                                   -37.21%        N/A           -11.66%
New Value - Class IB                                                           -4.45%         N/A            0.05%
Research - Class IB                                                            -26.14%        N/A            -6.97%
Utilities Growth and Income - Class IB                                         -29.55%        N/A            -7.44%
Vista - Class IB                                                               -40.51%        N/A            -7.89%
Voyager - Class IB                                                             -29.64%        N/A            -6.73%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.25%         N/A            -3.13%
Global Asset Allocation - Class IB                                             -16.03%        N/A            -6.67%
Growth and Income - Class IB                                                   -13.96%        N/A            -6.89%
Health Sciences - Class IB                                                     -27.04%        N/A            2.56%
High Yield - Class IB                                                          -4.12%         N/A            -6.28%
Income - Class IB                                                              -0.55%         N/A            0.47%
International Growth - Class IB                                                -27.88%        N/A            -2.58%
Investors - Class IB                                                           -31.96%        N/A           -14.60%
Money Market - Class IB                                                        -3.96%         N/A            0.49%
New Opportunities - Class IB                                                   -37.21%        N/A           -11.66%
New Value - Class IB                                                           -4.45%         N/A            0.05%
Research - Class IB                                                            -26.14%        N/A            -6.97%
Utilities Growth and Income - Class IB                                         -29.55%        N/A            -7.44%
Vista - Class IB                                                               -40.51%        N/A            -7.89%
Voyager - Class IB                                                             -29.64%        N/A            -6.73%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.40%         N/A            -3.29%
Global Asset Allocation - Class IB                                             -16.17%        N/A            -6.82%
Growth and Income - Class IB                                                   -14.09%        N/A            -7.04%
Health Sciences - Class IB                                                     -27.16%        N/A            2.40%
High Yield - Class IB                                                          -4.27%         N/A            -6.43%
Income - Class IB                                                              -0.71%         N/A            0.31%
International Growth - Class IB                                                -28.00%        N/A            -2.73%
Investors - Class IB                                                           -32.07%        N/A           -14.74%
Money Market - Class IB                                                        -4.11%         N/A            0.33%
New Opportunities - Class IB                                                   -37.32%        N/A           -11.80%
New Value - Class IB                                                           -4.60%         N/A            -0.11%
Research - Class IB                                                            -26.26%        N/A            -7.12%
Utilities Growth and Income - Class IB                                         -29.67%        N/A            -7.58%
Vista - Class IB                                                               -40.60%        N/A            -8.04%
Voyager - Class IB                                                             -29.76%        N/A            -6.88%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.40%         N/A            -3.29%
Global Asset Allocation - Class IB                                             -16.17%        N/A            -6.82%
Growth and Income - Class IB                                                   -14.09%        N/A            -7.04%
Health Sciences - Class IB                                                     -27.16%        N/A            2.40%
High Yield - Class IB                                                          -4.27%         N/A            -6.43%
Income - Class IB                                                              -0.71%         N/A            0.31%
International Growth - Class IB                                                -28.00%        N/A            -2.73%
Investors - Class IB                                                           -32.07%        N/A           -14.74%
Money Market - Class IB                                                        -4.11%         N/A            0.33%
New Opportunities - Class IB                                                   -37.32%        N/A           -11.80%
New Value - Class IB                                                           -4.60%         N/A            -0.11%
Research - Class IB                                                            -26.26%        N/A            -7.12%
Utilities Growth and Income - Class IB                                         -29.67%        N/A            -7.58%
Vista - Class IB                                                               -40.60%        N/A            -8.04%
Voyager - Class IB                                                             -29.76%        N/A            -6.88%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -7.55%         N/A            -3.44%
Global Asset Allocation - Class IB                                             -16.30%        N/A            -6.97%
Growth and Income - Class IB                                                   -14.23%        N/A            -7.18%
Health Sciences - Class IB                                                     -27.28%        N/A            2.24%
High Yield - Class IB                                                          -4.43%         N/A            -6.58%
Income - Class IB                                                              -0.87%         N/A            0.16%
International Growth - Class IB                                                -28.12%        N/A            -2.88%
Investors - Class IB                                                           -32.18%        N/A           -14.88%
Money Market - Class IB                                                        -4.26%         N/A            0.17%
New Opportunities - Class IB                                                   -37.42%        N/A           -11.95%
New Value - Class IB                                                           -4.75%         N/A            -0.26%
Research - Class IB                                                            -26.38%        N/A            -7.27%
Utilities Growth and Income - Class IB                                         -29.78%        N/A            -7.73%
Vista - Class IB                                                               -40.70%        N/A            -8.18%
Voyager - Class IB                                                             -29.87%        N/A            -7.03%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A


Non-Standardized Total Returns


Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since its  inception  through  December  31,  2001.  The  following
Variable Sub-Accounts  commenced operations on April 30, 1999: The George Putnam
Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam
Health Sciences,  Putnam High Yield, Putnam Income, Putnam International Growth,
Putnam  Investors,  Putnam Money Market,  Putnam New  Opportunities,  Putnam New
Value,  Putnam Research,  Putnam  Utilities Growth and Income,  Putnam Vista and
Putnam Voyager. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information. The non-standardized total returns shown below do not reflect the withdrawal charge or the $30 annual contract maintenance charge that may be imposed under the Allstate
Advisor Preferred Contract.


(Without any optional benefits)
Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.24%         N/A            -0.48%
Global Asset Allocation - Class IB                                             -10.05%        N/A            -3.96%
Growth and Income - Class IB                                                   -7.97%         N/A            -4.14%
Health Sciences - Class IB                                                     -21.11%        N/A             5.00%
High Yield - Class IB                                                           1.90%         N/A            -3.54%
Income - Class IB                                                               5.49%         N/A             3.03%
International Growth - Class IB                                                -21.95%        N/A            -0.06%
Investors - Class IB                                                           -26.05%        N/A            -11.66%
Money Market - Class IB                                                         2.07%         N/A             3.02%
New Opportunities - Class IB                                                   -31.32%        N/A            -8.88%
New Value - Class IB                                                            1.58%         N/A             2.63%
Research - Class IB                                                            -20.20%        N/A            -4.29%
Utilities Growth and Income - Class IB                                         -23.63%        N/A            -4.72%
Vista - Class IB                                                               -34.63%        N/A            -5.23%
Voyager - Class IB                                                             -23.72%        N/A            -4.09%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.39%         N/A            -0.63%
Global Asset Allocation - Class IB                                             -10.19%        N/A            -4.11%
Growth and Income - Class IB                                                   -8.11%         N/A            -4.28%
Health Sciences - Class IB                                                     -21.23%        N/A             4.84%
High Yield - Class IB                                                           1.75%         N/A            -3.69%
Income - Class IB                                                               5.33%         N/A             2.87%
International Growth - Class IB                                                -22.07%        N/A            -0.21%
Investors - Class IB                                                           -26.16%        N/A            -11.79%
Money Market - Class IB                                                         1.92%         N/A             2.87%
New Opportunities - Class IB                                                   -31.42%        N/A            -9.02%
New Value - Class IB                                                            1.42%         N/A             2.48%
Research - Class IB                                                            -20.32%        N/A            -4.43%
Utilities Growth and Income - Class IB                                         -23.75%        N/A            -4.86%
Vista - Class IB                                                               -34.72%        N/A            -5.38%
Voyager - Class IB                                                             -23.83%        N/A            -4.24%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.49%         N/A            -0.73%
Global Asset Allocation - Class IB                                             -10.28%        N/A            -4.20%
Growth and Income - Class IB                                                   -8.20%         N/A            -4.38%
Health Sciences - Class IB                                                     -21.30%        N/A             4.74%
High Yield - Class IB                                                           1.65%         N/A            -3.78%
Income - Class IB                                                               5.22%         N/A             2.77%
International Growth - Class IB                                                -22.15%        N/A            -0.31%
Investors - Class IB                                                           -26.23%        N/A            -11.88%
Money Market - Class IB                                                         1.81%         N/A             2.77%
New Opportunities - Class IB                                                   -31.49%        N/A            -9.11%
New Value - Class IB                                                            1.32%         N/A             2.38%
Research - Class IB                                                            -20.40%        N/A            -4.53%
Utilities Growth and Income - Class IB                                         -23.82%        N/A            -4.96%
Vista - Class IB                                                               -34.79%        N/A            -5.47%
Voyager - Class IB                                                             -23.91%        N/A            -4.33%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.54%         N/A            -0.78%
Global Asset Allocation - Class IB                                             -10.33%        N/A            -4.25%
Growth and Income - Class IB                                                   -8.25%         N/A            -4.42%
Health Sciences - Class IB                                                     -21.34%        N/A             4.68%
High Yield - Class IB                                                           1.60%         N/A            -3.83%
Income - Class IB                                                               5.17%         N/A             2.72%
International Growth - Class IB                                                -22.19%        N/A            -0.36%
Investors - Class IB                                                           -26.27%        N/A            -11.92%
Money Market - Class IB                                                         1.76%         N/A             2.72%
New Opportunities - Class IB                                                   -31.53%        N/A            -9.15%
New Value - Class IB                                                            1.27%         N/A             2.32%
Research - Class IB                                                            -20.44%        N/A            -4.57%
Utilities Growth and Income - Class IB                                         -23.86%        N/A            -5.00%
Vista - Class IB                                                               -34.82%        N/A            -5.52%
Voyager - Class IB                                                             -23.95%        N/A            -4.38%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.63%         N/A            -0.88%
Global Asset Allocation - Class IB                                             -10.42%        N/A            -4.35%
Growth and Income - Class IB                                                   -8.34%         N/A            -4.52%
Health Sciences - Class IB                                                     -21.42%        N/A             4.58%
High Yield - Class IB                                                           1.49%         N/A            -3.93%
Income - Class IB                                                               5.07%         N/A             2.62%
International Growth - Class IB                                                -22.27%        N/A            -0.46%
Investors - Class IB                                                           -26.34%        N/A            -12.01%
Money Market - Class IB                                                         1.66%         N/A             2.61%
New Opportunities - Class IB                                                   -31.60%        N/A            -9.24%
New Value - Class IB                                                            1.17%         N/A             2.22%
Research - Class IB                                                            -20.52%        N/A            -4.67%
Utilities Growth and Income - Class IB                                         -23.94%        N/A            -5.10%
Vista - Class IB                                                               -34.89%        N/A            -5.61%
Voyager - Class IB                                                             -24.03%        N/A            -4.48%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.63%         N/A            -0.88%
Global Asset Allocation - Class IB                                             -10.42%        N/A            -4.35%
Growth and Income - Class IB                                                   -8.34%         N/A            -4.52%
Health Sciences - Class IB                                                     -21.42%        N/A             4.58%
High Yield - Class IB                                                           1.49%         N/A            -3.93%
Income - Class IB                                                               5.07%         N/A             2.62%
International Growth - Class IB                                                -22.27%        N/A            -0.46%
Investors - Class IB                                                           -26.34%        N/A            -12.01%
Money Market - Class IB                                                         1.66%         N/A             2.61%
New Opportunities - Class IB                                                   -31.60%        N/A            -9.24%
New Value - Class IB                                                            1.17%         N/A             2.22%
Research - Class IB                                                            -20.52%        N/A            -4.67%
Utilities Growth and Income - Class IB                                         -23.94%        N/A            -5.10%
Vista - Class IB                                                               -34.89%        N/A            -5.61%
Voyager - Class IB                                                             -24.03%        N/A            -4.48%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.78%         N/A            -1.03%
Global Asset Allocation - Class IB                                             -10.55%        N/A            -4.49%
Growth and Income - Class IB                                                   -8.48%         N/A            -4.66%
Health Sciences - Class IB                                                     -21.54%        N/A             4.42%
High Yield - Class IB                                                           1.34%         N/A            -4.07%
Income - Class IB                                                               4.91%         N/A             2.46%
International Growth - Class IB                                                -22.38%        N/A            -0.61%
Investors - Class IB                                                           -26.45%        N/A            -12.14%
Money Market - Class IB                                                         1.51%         N/A             2.46%
New Opportunities - Class IB                                                   -31.70%        N/A            -9.38%
New Value - Class IB                                                            1.02%         N/A             2.07%
Research - Class IB                                                            -20.64%        N/A            -4.81%
Utilities Growth and Income - Class IB                                         -24.05%        N/A            -5.24%
Vista - Class IB                                                               -34.99%        N/A            -5.75%
Voyager - Class IB                                                             -24.14%        N/A            -4.62%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.78%         N/A            -1.03%
Global Asset Allocation - Class IB                                             -10.55%        N/A            -4.49%
Growth and Income - Class IB                                                   -8.48%         N/A            -4.66%
Health Sciences - Class IB                                                     -21.54%        N/A             4.42%
High Yield - Class IB                                                           1.34%         N/A            -4.07%
Income - Class IB                                                               4.91%         N/A             2.46%
International Growth - Class IB                                                -22.38%        N/A            -0.61%
Investors - Class IB                                                           -26.45%        N/A            -12.14%
Money Market - Class IB                                                         1.51%         N/A             2.46%
New Opportunities - Class IB                                                   -31.70%        N/A            -9.38%
New Value - Class IB                                                            1.02%         N/A             2.07%
Research - Class IB                                                            -20.64%        N/A            -4.81%
Utilities Growth and Income - Class IB                                         -24.05%        N/A            -5.24%
Vista - Class IB                                                               -34.99%        N/A            -5.75%
Voyager - Class IB                                                             -24.14%        N/A            -4.62%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.93%         N/A            -1.18%
Global Asset Allocation - Class IB                                             -10.69%        N/A            -4.63%
Growth and Income - Class IB                                                   -8.62%         N/A            -4.80%
Health Sciences - Class IB                                                     -21.66%        N/A             4.27%
High Yield - Class IB                                                           1.19%         N/A            -4.21%
Income - Class IB                                                               4.75%         N/A             2.31%
International Growth - Class IB                                                -22.50%        N/A            -0.76%
Investors - Class IB                                                           -26.57%        N/A            -12.28%
Money Market - Class IB                                                         1.35%         N/A             2.31%
New Opportunities - Class IB                                                   -31.80%        N/A            -9.52%
New Value - Class IB                                                            0.86%         N/A             1.92%
Research - Class IB                                                            -20.76%        N/A            -4.96%
Utilities Growth and Income - Class IB                                         -24.17%        N/A            -5.38%
Vista - Class IB                                                               -35.09%        N/A            -5.89%
Voyager - Class IB                                                             -24.25%        N/A            -4.76%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.49%         N/A            -0.77%
Global Asset Allocation - Class IB                                             -10.30%        N/A            -4.24%
Growth and Income - Class IB                                                   -8.22%         N/A            -4.43%
Health Sciences - Class IB                                                     -21.36%        N/A             4.75%
High Yield - Class IB                                                           1.65%         N/A            -3.83%
Income - Class IB                                                               5.24%         N/A             2.74%
International Growth - Class IB                                                -22.20%        N/A            -0.29%
Investors - Class IB                                                           -26.30%        N/A            -11.93%
Money Market - Class IB                                                         1.82%         N/A             2.75%
New Opportunities - Class IB                                                   -31.57%        N/A            -9.12%
New Value - Class IB                                                            1.33%         N/A             2.34%
Research - Class IB                                                            -20.45%        N/A            -4.55%
Utilities Growth and Income - Class IB                                         -23.88%        N/A            -4.99%
Vista - Class IB                                                               -34.88%        N/A            -5.47%
Voyager - Class IB                                                             -23.97%        N/A            -4.33%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.64%         N/A            -0.92%
Global Asset Allocation - Class IB                                             -10.44%        N/A            -4.38%
Growth and Income - Class IB                                                   -8.36%         N/A            -4.57%
Health Sciences - Class IB                                                     -21.48%        N/A             4.59%
High Yield - Class IB                                                           1.50%         N/A            -3.98%
Income - Class IB                                                               5.08%         N/A             2.59%
International Growth - Class IB                                                -22.32%        N/A            -0.44%
Investors - Class IB                                                           -26.41%        N/A            -12.06%
Money Market - Class IB                                                         1.67%         N/A             2.60%
New Opportunities - Class IB                                                   -31.67%        N/A            -9.26%
New Value - Class IB                                                            1.17%         N/A             2.19%
Research - Class IB                                                            -20.57%        N/A            -4.69%
Utilities Growth and Income - Class IB                                         -24.00%        N/A            -5.13%
Vista - Class IB                                                               -34.97%        N/A            -5.61%
Voyager - Class IB                                                             -24.08%        N/A            -4.48%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.74%         N/A            -1.02%
Global Asset Allocation - Class IB                                             -10.53%        N/A            -4.48%
Growth and Income - Class IB                                                   -8.45%         N/A            -4.67%
Health Sciences - Class IB                                                     -21.55%        N/A             4.49%
High Yield - Class IB                                                           1.40%         N/A            -4.08%
Income - Class IB                                                               4.97%         N/A             2.49%
International Growth - Class IB                                                -22.40%        N/A            -0.54%
Investors - Class IB                                                           -26.48%        N/A            -12.15%
Money Market - Class IB                                                         1.56%         N/A             2.49%
New Opportunities - Class IB                                                   -31.74%        N/A            -9.35%
New Value - Class IB                                                            1.07%         N/A             2.09%
Research - Class IB                                                            -20.65%        N/A            -4.79%
Utilities Growth and Income - Class IB                                         -24.07%        N/A            -5.23%
Vista - Class IB                                                               -35.04%        N/A            -5.70%
Voyager - Class IB                                                             -24.16%        N/A            -4.57%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.79%         N/A            -1.07%
Global Asset Allocation - Class IB                                             -10.58%        N/A            -4.53%
Growth and Income - Class IB                                                   -8.50%         N/A            -4.72%
Health Sciences - Class IB                                                     -21.59%        N/A             4.44%
High Yield - Class IB                                                           1.35%         N/A            -4.12%
Income - Class IB                                                               4.92%         N/A             2.44%
International Growth - Class IB                                                -22.44%        N/A            -0.59%
Investors - Class IB                                                           -26.52%        N/A            -12.19%
Money Market - Class IB                                                         1.51%         N/A             2.44%
New Opportunities - Class IB                                                   -31.78%        N/A            -9.39%
New Value - Class IB                                                            1.02%         N/A             2.03%
Research - Class IB                                                            -20.69%        N/A            -4.83%
Utilities Growth and Income - Class IB                                         -24.11%        N/A            -5.27%
Vista - Class IB                                                               -35.07%        N/A            -5.75%
Voyager - Class IB                                                             -24.20%        N/A            -4.62%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.88%         N/A            -1.17%
Global Asset Allocation - Class IB                                             -10.67%        N/A            -4.62%
Growth and Income - Class IB                                                   -8.59%         N/A            -4.81%
Health Sciences - Class IB                                                     -21.67%        N/A             4.33%
High Yield - Class IB                                                           1.24%         N/A            -4.22%
Income - Class IB                                                               4.82%         N/A             2.33%
International Growth - Class IB                                                -22.52%        N/A            -0.69%
Investors - Class IB                                                           -26.59%        N/A            -12.28%
Money Market - Class IB                                                         1.41%         N/A             2.34%
New Opportunities - Class IB                                                   -31.85%        N/A            -9.48%
New Value - Class IB                                                            0.92%         N/A             1.93%
Research - Class IB                                                            -20.77%        N/A            -4.93%
Utilities Growth and Income - Class IB                                         -24.19%        N/A            -5.37%
Vista - Class IB                                                               -35.14%        N/A            -5.85%
Voyager - Class IB                                                             -24.28%        N/A            -4.72%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.88%         N/A            -1.17%
Global Asset Allocation - Class IB                                             -10.67%        N/A            -4.62%
Growth and Income - Class IB                                                   -8.59%         N/A            -4.81%
Health Sciences - Class IB                                                     -21.67%        N/A             4.33%
High Yield - Class IB                                                           1.24%         N/A            -4.22%
Income - Class IB                                                               4.82%         N/A             2.33%
International Growth - Class IB                                                -22.52%        N/A            -0.69%
Investors - Class IB                                                           -26.59%        N/A            -12.28%
Money Market - Class IB                                                         1.41%         N/A             2.34%
New Opportunities - Class IB                                                   -31.85%        N/A            -9.48%
New Value - Class IB                                                            0.92%         N/A             1.93%
Research - Class IB                                                            -20.77%        N/A            -4.93%
Utilities Growth and Income - Class IB                                         -24.19%        N/A            -5.37%
Vista - Class IB                                                               -35.14%        N/A            -5.85%
Voyager - Class IB                                                             -24.28%        N/A            -4.72%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.03%         N/A            -1.32%
Global Asset Allocation - Class IB                                             -10.80%        N/A            -4.76%
Growth and Income - Class IB                                                   -8.73%         N/A            -4.95%
Health Sciences - Class IB                                                     -21.79%        N/A             4.18%
High Yield - Class IB                                                           1.09%         N/A            -4.36%
Income - Class IB                                                               4.66%         N/A             2.18%
International Growth - Class IB                                                -22.63%        N/A            -0.84%
Investors - Class IB                                                           -26.70%        N/A            -12.41%
Money Market - Class IB                                                         1.26%         N/A             2.18%
New Opportunities - Class IB                                                   -31.95%        N/A            -9.62%
New Value - Class IB                                                            0.77%         N/A             1.78%
Research - Class IB                                                            -20.89%        N/A            -5.07%
Utilities Growth and Income - Class IB                                         -24.30%        N/A            -5.51%
Vista - Class IB                                                               -35.24%        N/A            -5.99%
Voyager - Class IB                                                             -24.39%        N/A            -4.86%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.03%         N/A            -1.32%
Global Asset Allocation - Class IB                                             -10.80%        N/A            -4.76%
Growth and Income - Class IB                                                   -8.73%         N/A            -4.95%
Health Sciences - Class IB                                                     -21.79%        N/A             4.18%
High Yield - Class IB                                                           1.09%         N/A            -4.36%
Income - Class IB                                                               4.66%         N/A             2.18%
International Growth - Class IB                                                -22.63%        N/A            -0.84%
Investors - Class IB                                                           -26.70%        N/A            -12.41%
Money Market - Class IB                                                         1.26%         N/A             2.18%
New Opportunities - Class IB                                                   -31.95%        N/A            -9.62%
New Value - Class IB                                                            0.77%         N/A             1.78%
Research - Class IB                                                            -20.89%        N/A            -5.07%
Utilities Growth and Income - Class IB                                         -24.30%        N/A            -5.51%
Vista - Class IB                                                               -35.24%        N/A            -5.99%
Voyager - Class IB                                                             -24.39%        N/A            -4.86%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.18%         N/A            -1.47%
Global Asset Allocation - Class IB                                             -10.94%        N/A            -4.91%
Growth and Income - Class IB                                                   -8.87%         N/A            -5.10%
Health Sciences - Class IB                                                     -21.91%        N/A             4.02%
High Yield - Class IB                                                           0.94%         N/A            -4.51%
Income - Class IB                                                               4.50%         N/A             2.03%
International Growth - Class IB                                                -22.75%        N/A            -0.99%
Investors - Class IB                                                           -26.82%        N/A            -12.55%
Money Market - Class IB                                                         1.10%         N/A             2.03%
New Opportunities - Class IB                                                   -32.05%        N/A            -9.76%
New Value - Class IB                                                            0.61%         N/A             1.63%
Research - Class IB                                                            -21.01%        N/A            -5.22%
Utilities Growth and Income - Class IB                                         -24.42%        N/A            -5.65%
Vista - Class IB                                                               -35.34%        N/A            -6.13%
Voyager - Class IB                                                             -24.50%        N/A            -5.00%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.69%         N/A            -1.00%
Global Asset Allocation - Class IB                                             -10.50%        N/A            -4.46%
Growth and Income - Class IB                                                   -8.42%         N/A            -4.66%
Health Sciences - Class IB                                                     -21.56%        N/A             4.55%
High Yield - Class IB                                                           1.45%         N/A            -4.07%
Income - Class IB                                                               5.04%         N/A             2.52%
International Growth - Class IB                                                -22.40%        N/A            -0.48%
Investors - Class IB                                                           -26.50%        N/A            -12.14%
Money Market - Class IB                                                         1.62%         N/A             2.53%
New Opportunities - Class IB                                                   -31.77%        N/A            -9.31%
New Value - Class IB                                                            1.13%         N/A             2.11%
Research - Class IB                                                            -20.65%        N/A            -4.76%
Utilities Growth and Income - Class IB                                         -24.08%        N/A            -5.20%
Vista - Class IB                                                               -35.08%        N/A            -5.65%
Voyager - Class IB                                                             -24.17%        N/A            -4.53%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.84%         N/A            -1.15%
Global Asset Allocation - Class IB                                             -10.64%        N/A            -4.60%
Growth and Income - Class IB                                                   -8.56%         N/A            -4.81%
Health Sciences - Class IB                                                     -21.68%        N/A             4.39%
High Yield - Class IB                                                           1.30%         N/A            -4.21%
Income - Class IB                                                               4.88%         N/A             2.36%
International Growth - Class IB                                                -22.52%        N/A            -0.63%
Investors - Class IB                                                           -26.61%        N/A            -12.28%
Money Market - Class IB                                                         1.47%         N/A             2.37%
New Opportunities - Class IB                                                   -31.87%        N/A            -9.45%
New Value - Class IB                                                            0.97%         N/A             1.95%
Research - Class IB                                                            -20.77%        N/A            -4.90%
Utilities Growth and Income - Class IB                                         -24.20%        N/A            -5.35%
Vista - Class IB                                                               -35.17%        N/A            -5.80%
Voyager - Class IB                                                             -24.28%        N/A            -4.67%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.94%         N/A            -1.25%
Global Asset Allocation - Class IB                                             -10.73%        N/A            -4.70%
Growth and Income - Class IB                                                   -8.65%         N/A            -4.90%
Health Sciences - Class IB                                                     -21.75%        N/A             4.29%
High Yield - Class IB                                                           1.20%         N/A            -4.31%
Income - Class IB                                                               4.77%         N/A             2.26%
International Growth - Class IB                                                -22.60%        N/A            -0.73%
Investors - Class IB                                                           -26.68%        N/A            -12.37%
Money Market - Class IB                                                         1.36%         N/A             2.27%
New Opportunities - Class IB                                                   -31.94%        N/A            -9.54%
New Value - Class IB                                                            0.87%         N/A             1.85%
Research - Class IB                                                            -20.85%        N/A            -4.99%
Utilities Growth and Income - Class IB                                         -24.27%        N/A            -5.44%
Vista - Class IB                                                               -35.24%        N/A            -5.89%
Voyager - Class IB                                                             -24.36%        N/A            -4.77%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.99%         N/A            -1.30%
Global Asset Allocation - Class IB                                             -10.78%        N/A            -4.75%
Growth and Income - Class IB                                                   -8.70%         N/A            -4.95%
Health Sciences - Class IB                                                     -21.79%        N/A             4.24%
High Yield - Class IB                                                           1.15%         N/A            -4.36%
Income - Class IB                                                               4.72%         N/A             2.21%
International Growth - Class IB                                                -22.64%        N/A            -0.78%
Investors - Class IB                                                           -26.72%        N/A            -12.41%
Money Market - Class IB                                                         1.31%         N/A             2.22%
New Opportunities - Class IB                                                   -31.98%        N/A            -9.59%
New Value - Class IB                                                            0.82%         N/A             1.80%
Research - Class IB                                                            -20.89%        N/A            -5.04%
Utilities Growth and Income - Class IB                                         -24.31%        N/A            -5.49%
Vista - Class IB                                                               -35.27%        N/A            -5.94%
Voyager - Class IB                                                             -24.40%        N/A            -4.81%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.08%         N/A            -1.40%
Global Asset Allocation - Class IB                                             -10.87%        N/A            -4.84%
Growth and Income - Class IB                                                   -8.79%         N/A            -5.05%
Health Sciences - Class IB                                                     -21.87%        N/A             4.13%
High Yield - Class IB                                                           1.04%         N/A            -4.46%
Income - Class IB                                                               4.62%         N/A             2.10%
International Growth - Class IB                                                -22.72%        N/A            -0.88%
Investors - Class IB                                                           -26.79%        N/A            -12.50%
Money Market - Class IB                                                         1.21%         N/A             2.12%
New Opportunities - Class IB                                                   -32.05%        N/A            -9.68%
New Value - Class IB                                                            0.72%         N/A             1.70%
Research - Class IB                                                            -20.97%        N/A            -5.14%
Utilities Growth and Income - Class IB                                         -24.39%        N/A            -5.58%
Vista - Class IB                                                               -35.34%        N/A            -6.03%
Voyager - Class IB                                                             -24.48%        N/A            -4.91%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.08%         N/A            -1.40%
Global Asset Allocation - Class IB                                             -10.87%        N/A            -4.84%
Growth and Income - Class IB                                                   -8.79%         N/A            -5.05%
Health Sciences - Class IB                                                     -21.87%        N/A             4.13%
High Yield - Class IB                                                           1.04%         N/A            -4.46%
Income - Class IB                                                               4.62%         N/A             2.10%
International Growth - Class IB                                                -22.72%        N/A            -0.88%
Investors - Class IB                                                           -26.79%        N/A            -12.50%
Money Market - Class IB                                                         1.21%         N/A             2.12%
New Opportunities - Class IB                                                   -32.05%        N/A            -9.68%
New Value - Class IB                                                            0.72%         N/A             1.70%
Research - Class IB                                                            -20.97%        N/A            -5.14%
Utilities Growth and Income - Class IB                                         -24.39%        N/A            -5.58%
Vista - Class IB                                                               -35.34%        N/A            -6.03%
Voyager - Class IB                                                             -24.48%        N/A            -4.91%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.23%         N/A            -1.55%
Global Asset Allocation - Class IB                                             -11.00%        N/A            -4.99%
Growth and Income - Class IB                                                   -8.93%         N/A            -5.19%
Health Sciences - Class IB                                                     -21.99%        N/A             3.98%
High Yield - Class IB                                                           0.89%         N/A            -4.60%
Income - Class IB                                                               4.46%         N/A             1.95%
International Growth - Class IB                                                -22.83%        N/A            -1.03%
Investors - Class IB                                                           -26.90%        N/A            -12.63%
Money Market - Class IB                                                         1.06%         N/A             1.96%
New Opportunities - Class IB                                                   -32.15%        N/A            -9.81%
New Value - Class IB                                                            0.57%         N/A             1.54%
Research - Class IB                                                            -21.09%        N/A            -5.28%
Utilities Growth and Income - Class IB                                         -24.50%        N/A            -5.73%
Vista - Class IB                                                               -35.44%        N/A            -6.18%
Voyager - Class IB                                                             -24.59%        N/A            -5.05%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.23%         N/A            -1.55%
Global Asset Allocation - Class IB                                             -11.00%        N/A            -4.99%
Growth and Income - Class IB                                                   -8.93%         N/A            -5.19%
Health Sciences - Class IB                                                     -21.99%        N/A             3.98%
High Yield - Class IB                                                           0.89%         N/A            -4.60%
Income - Class IB                                                               4.46%         N/A             1.95%
International Growth - Class IB                                                -22.83%        N/A            -1.03%
Investors - Class IB                                                           -26.90%        N/A            -12.63%
Money Market - Class IB                                                         1.06%         N/A             1.96%
New Opportunities - Class IB                                                   -32.15%        N/A            -9.81%
New Value - Class IB                                                            0.57%         N/A             1.54%
Research - Class IB                                                            -21.09%        N/A            -5.28%
Utilities Growth and Income - Class IB                                         -24.50%        N/A            -5.73%
Vista - Class IB                                                               -35.44%        N/A            -6.18%
Voyager - Class IB                                                             -24.59%        N/A            -5.05%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.38%         N/A            -1.70%
Global Asset Allocation - Class IB                                             -11.14%        N/A            -5.13%
Growth and Income - Class IB                                                   -9.07%         N/A            -5.33%
Health Sciences - Class IB                                                     -22.11%        N/A             3.82%
High Yield - Class IB                                                           0.74%         N/A            -4.74%
Income - Class IB                                                               4.30%         N/A             1.80%
International Growth - Class IB                                                -22.95%        N/A            -1.18%
Investors - Class IB                                                           -27.02%        N/A            -12.76%
Money Market - Class IB                                                         0.90%         N/A             1.81%
New Opportunities - Class IB                                                   -32.25%        N/A            -9.95%
New Value - Class IB                                                            0.41%         N/A             1.39%
Research - Class IB                                                            -21.21%        N/A            -5.42%
Utilities Growth and Income - Class IB                                         -24.62%        N/A            -5.87%
Vista - Class IB                                                               -35.54%        N/A            -6.32%
Voyager - Class IB                                                             -24.70%        N/A            -5.20%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

Adjusted Historical Total Returns


Set out below are the adjusted historical total returns for each Variable
Sub-Account since the Portfolio's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Portfolios' historical performance since the inception of the Portfolios rather than the inception of the Variable Sub-Accounts.




Variable Sub-Account                                         Inception Date of
                                                         Corresponding Portfolio

The George Putnam Fund of Boston - Class IB*                      04/30/98
Global Asset Allocation - Class IB*                               02/01/88
Growth and Income - Class IB*                                     02/01/88
Health Sciences - Class IB*                                       04/30/98
High Yield - Class IB*                                            02/01/88
Income - Class IB*                                                02/01/88
International Growth - Class IB*                                  01/02/97
Investors - Class IB*                                             04/30/98
Money Market - Class IB*                                          02/01/88
New Opportunities - Class IB*                                     05/02/94
New Value - Class IB*                                             01/02/97
Research - Class IB*                                              09/29/98
Utilities Growth and Income - Class IB*                           05/01/92
Vista - Class IB*                                                 01/02/97
Voyager - Class IB*                                               02/01/88
Franklin Growth and Income Securities - Class 2                   01/24/89
Franklin Small Cap - Class 2                                      10/31/95
Franklin Small Cap Value Securities - Class 2                     04/30/98
Mutual Shares Securities - Class II                               11/08/96
Templeton Developing Markets Securities - Class 2                 03/04/96
Templeton Foreign Securities - Class 2                            05/01/92
Templeton Global Income Securities - Class 2                      01/24/89
LSA Aggressive Growth                                             08/14/01
LSA Focused Equity                                                10/01/99
LSA Mid Cap Value                                                 08/14/01
Oppenheimer Aggressive Growth - Service Class                     08/15/86
Oppenheimer Global Securities - Service Class                     11/12/90
Oppenheimer High Income - Service Class                           04/30/86
Oppenheimer Main Street Growth & Income - Service Class           07/05/95
Oppenheimer Main Street Small Cap - Service Class                 05/01/98
Oppenheimer Multiple Strategies - Service Class                   02/09/87
Oppenheimer Strategic Bond - Service Class                        05/03/93
Van Kampen LIT Emerging Growth - Class II                         07/03/95
Van Kampen LIT Growth and Income - Class II                       12/23/96
Van Kampen UIF Active International Allocation - Class II         08/31/99
Van Kampen UIF Emerging Markets Debt - Class II                   06/16/97
Van Kampen UIF U.S. Real Estate - Class II                        03/03/97

* Each  of the  Portfolios  (Class  IB  shares)  corresponding  to the  Variable
Sub-Accounts  commenced  operations on April 30, 1998,  except for the Putnam VT
Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios
(Class IA shares),  adjusted to reflect the current  expenses of the  Portfolios
(Class IB shares). The inception dates for the Portfolios (Class IA shares) are shown in the above table.



(Without any optional benefits)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB*                                    -6.40%         N/A             1.75%
Global Asset Allocation - Class IB*                                             -15.22%       3.87%            6.81%
Growth and Income - Class IB*                                                   -13.14%       6.08%            9.88%
Health Sciences - Class IB*                                                     -26.27%        N/A             2.59%
High Yield - Class IB*                                                          -3.26%        -0.25%           5.40%
Income - Class IB*                                                               0.32%        4.00%            4.68%
International Growth - Class IB*                                                -27.12%        N/A             7.68%
Investors - Class IB*                                                           -31.21%        N/A            -3.74%
Money Market - Class IB*                                                        -3.10%        3.07%            2.63%
New Opportunities - Class IB*                                                   -36.49%       4.10%            9.52%
New Value - Class IB*                                                           -3.59%         N/A             7.69%
Research - Class IB*                                                            -25.37%        N/A             4.21%
Utilities Growth and Income - Class IB*                                         -28.80%       3.89%            6.87%
Vista - Class IB*                                                               -39.79%        N/A             5.59%
Voyager - Class IB*                                                             -28.89%       8.04%           10.93%
Franklin Growth and Income Securities - Class 2                                -2.13%        10.26%          10.89%
Franklin Small Cap - Class 2                                                   -21.85%       8.51%           11.34%
Franklin Small Cap Value Securities - Class 2                                   6.72%         N/A             1.36%
Mutual Shares Securities - Class II                                             0.07%        8.16%            8.57%
Templeton Developing Markets Securities - Class 2                              -14.80%      -13.37%          -12.73%
Templeton Foreign Securities - Class 2                                         -22.58%       2.80%            7.63%
Templeton Global Income Securities - Class 2                                   -4.65%        0.00%            2.31%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.02%        N/A            -8.31%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.64%       5.08%            9.71%
Oppenheimer Global Securities - Service Class                                  -18.83%       13.25%          11.79%
Oppenheimer High Income - Service Class                                        -5.04%        -1.20%           5.52%
Oppenheimer Main Street Growth & Income - Service Class                        -16.96%       4.72%           11.55%
Oppenheimer Main Street Small Cap - Service Class                              -7.29%         N/A             1.81%
Oppenheimer Multiple Strategies - Service Class                                -4.82%        6.71%            8.14%
Oppenheimer Strategic Bond - Service Class                                     -2.31%        2.38%            3.61%
Van Kampen LIT Emerging Growth - Class II                                      -37.97%       13.55%          15.16%
Van Kampen LIT Growth and Income - Class II                                    -13.43%       10.80%          10.66%
Van Kampen UIF Active International Allocation - Class II                      -26.60%        N/A            -12.50%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.82%         N/A             0.96%
Van Kampen UIF U.S. Real Estate - Class II                                      2.55%         N/A             6.17%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.55%         N/A             1.60%
Global Asset Allocation - Class IB                                             -15.36%       3.71%            6.65%
Growth and Income - Class IB                                                   -13.28%       5.92%            9.72%
Health Sciences - Class IB                                                     -26.39%        N/A             2.43%
High Yield - Class IB                                                          -3.42%        -0.40%           5.24%
Income - Class IB                                                               0.16%        3.85%            4.53%
International Growth - Class IB                                                -27.24%        N/A             7.52%
Investors - Class IB                                                           -31.32%        N/A            -3.89%
Money Market - Class IB                                                        -3.25%        2.92%            2.47%
New Opportunities - Class IB                                                   -36.59%       3.94%            9.35%
New Value - Class IB                                                           -3.74%         N/A             7.52%
Research - Class IB                                                            -25.49%        N/A             4.05%
Utilities Growth and Income - Class IB                                         -28.91%       3.73%            6.71%
Vista - Class IB                                                               -39.89%        N/A             5.43%
Voyager - Class IB                                                             -29.00%       7.88%           10.76%
Franklin Growth and Income Securities - Class 2                                -2.28%        10.09%          10.73%
Franklin Small Cap - Class 2                                                   -21.97%       8.34%           11.17%
Franklin Small Cap Value Securities - Class 2                                   6.55%         N/A             1.21%
Mutual Shares Securities - Class II                                            -0.09%        8.00%            8.40%
Templeton Developing Markets Securities - Class 2                              -14.93%      -13.50%          -12.86%
Templeton Foreign Securities - Class 2                                         -22.70%       2.65%            7.47%
Templeton Global Income Securities - Class 2                                   -4.80%        -0.15%           2.16%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.15%        N/A            -8.46%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.75%       4.92%            9.54%
Oppenheimer Global Securities - Service Class                                  -18.96%       13.08%          11.62%
Oppenheimer High Income - Service Class                                        -5.19%        -1.35%           5.36%
Oppenheimer Main Street Growth & Income - Service Class                        -17.10%       4.56%           11.38%
Oppenheimer Main Street Small Cap - Service Class                              -7.44%         N/A             1.66%
Oppenheimer Multiple Strategies - Service Class                                -4.97%        6.55%            7.98%
Oppenheimer Strategic Bond - Service Class                                     -2.46%        2.23%            3.46%
Van Kampen LIT Emerging Growth - Class II                                      -38.07%       13.38%          14.99%
Van Kampen LIT Growth and Income - Class II                                    -13.57%       10.64%          10.49%
Van Kampen UIF Active International Allocation - Class II                      -26.72%        N/A            -12.64%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.66%         N/A             0.81%
Van Kampen UIF U.S. Real Estate - Class II                                      2.39%         N/A             6.01%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.65%         N/A             1.50%
Global Asset Allocation - Class IB                                             -15.45%       3.61%            6.54%
Growth and Income - Class IB                                                   -13.37%       5.81%            9.61%
Health Sciences - Class IB                                                     -26.47%        N/A             2.33%
High Yield - Class IB                                                          -3.52%        -0.50%           5.14%
Income - Class IB                                                               0.06%        3.74%            4.42%
International Growth - Class IB                                                -27.31%        N/A             7.41%
Investors - Class IB                                                           -31.40%        N/A            -3.98%
Money Market - Class IB                                                        -3.35%        2.81%            2.37%
New Opportunities - Class IB                                                   -36.66%       3.84%            9.25%
New Value - Class IB                                                           -3.84%         N/A             7.42%
Research - Class IB                                                            -25.57%        N/A             3.95%
Utilities Growth and Income - Class IB                                         -28.99%       3.63%            6.60%
Vista - Class IB                                                               -39.96%        N/A             5.32%
Voyager - Class IB                                                             -29.08%       7.77%           10.65%
Franklin Growth and Income Securities - Class 2                                -2.39%        9.98%           10.61%
Franklin Small Cap - Class 2                                                   -22.05%       8.24%           11.06%
Franklin Small Cap Value Securities - Class 2                                   6.44%         N/A             1.11%
Mutual Shares Securities - Class II                                            -0.19%        7.89%            8.30%
Templeton Developing Markets Securities - Class 2                              -15.02%      -13.59%          -12.95%
Templeton Foreign Securities - Class 2                                         -22.79%       2.54%            7.36%
Templeton Global Income Securities - Class 2                                   -4.90%        -0.25%           2.06%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.23%        N/A            -8.56%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.81%       4.82%            9.43%
Oppenheimer Global Securities - Service Class                                  -19.04%       12.97%          11.51%
Oppenheimer High Income - Service Class                                        -5.29%        -1.45%           5.26%
Oppenheimer Main Street Growth & Income - Service Class                        -17.18%       4.46%           11.27%
Oppenheimer Main Street Small Cap - Service Class                              -7.53%         N/A             1.56%
Oppenheimer Multiple Strategies - Service Class                                -5.07%        6.44%            7.87%
Oppenheimer Strategic Bond - Service Class                                     -2.56%        2.12%            3.36%
Van Kampen LIT Emerging Growth - Class II                                      -38.14%       13.27%          14.87%
Van Kampen LIT Growth and Income - Class II                                    -13.66%       10.53%          10.38%
Van Kampen UIF Active International Allocation - Class II                      -26.80%        N/A            -12.73%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.55%         N/A             0.71%
Van Kampen UIF U.S. Real Estate - Class II                                      2.28%         N/A             5.91%

* The  inception  dates  for  the  Portfolios  appear  under  the  heading  "Adjusted
Historical  Total Returns,"  above.  For periods prior to the inception dates of the Portfolios (Class IB shares),  the  performance  shown is based on the historical performance  of the Portfolios  (Class IA  shares),  adjusted  to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.70%         N/A             1.45%
Global Asset Allocation - Class IB                                             -15.49%       3.56%            6.49%
Growth and Income - Class IB                                                   -13.41%       5.76%            9.55%
Health Sciences - Class IB                                                     -26.51%        N/A             2.28%
High Yield - Class IB                                                          -3.57%        -0.55%           5.09%
Income - Class IB                                                               0.00%        3.69%            4.37%
International Growth - Class IB                                                -27.35%        N/A             7.36%
Investors - Class IB                                                           -31.44%        N/A            -4.03%
Money Market - Class IB                                                        -3.40%        2.76%            2.32%
New Opportunities - Class IB                                                   -36.69%       3.79%            9.19%
New Value - Class IB                                                           -3.90%         N/A             7.36%
Research - Class IB                                                            -25.61%        N/A             3.89%
Utilities Growth and Income - Class IB                                         -29.03%       3.58%            6.55%
Vista - Class IB                                                               -39.99%        N/A             5.27%
Voyager - Class IB                                                             -29.12%       7.72%           10.59%
Franklin Growth and Income Securities - Class 2                                -2.44%        9.93%           10.56%
Franklin Small Cap - Class 2                                                   -22.10%       8.18%           11.00%
Franklin Small Cap Value Securities - Class 2                                   6.38%         N/A             1.06%
Mutual Shares Securities - Class II                                            -0.24%        7.83%            8.24%
Templeton Developing Markets Securities - Class 2                              -15.07%      -13.63%          -12.99%
Templeton Foreign Securities - Class 2                                         -22.83%       2.49%            7.30%
Templeton Global Income Securities - Class 2                                   -4.95%        -0.30%           2.01%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.27%        N/A            -8.60%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.85%       4.77%            9.38%
Oppenheimer Global Securities - Service Class                                  -19.09%       12.91%          11.45%
Oppenheimer High Income - Service Class                                        -5.34%        -1.50%           5.20%
Oppenheimer Main Street Growth & Income - Service Class                        -17.23%       4.41%           11.21%
Oppenheimer Main Street Small Cap - Service Class                              -7.58%         N/A             1.51%
Oppenheimer Multiple Strategies - Service Class                                -5.13%        6.39%            7.82%
Oppenheimer Strategic Bond - Service Class                                     -2.61%        2.07%            3.30%
Van Kampen LIT Emerging Growth - Class II                                      -38.17%       13.21%          14.82%
Van Kampen LIT Growth and Income - Class II                                    -13.70%       10.47%          10.33%
Van Kampen UIF Active International Allocation - Class II                      -26.84%        N/A            -12.77%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.49%         N/A             0.66%
Van Kampen UIF U.S. Real Estate - Class II                                      2.23%         N/A             5.86%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.80%         N/A             1.35%
Global Asset Allocation - Class IB                                             -15.58%       3.45%            6.38%
Growth and Income - Class IB                                                   -13.51%       5.65%            9.44%
Health Sciences - Class IB                                                     -26.59%        N/A             2.18%
High Yield - Class IB                                                          -3.67%        -0.65%           4.98%
Income - Class IB                                                              -0.10%        3.59%            4.26%
International Growth - Class IB                                                -27.43%        N/A             7.25%
Investors - Class IB                                                           -31.51%        N/A            -4.13%
Money Market - Class IB                                                        -3.51%        2.66%            2.22%
New Opportunities - Class IB                                                   -36.76%       3.68%            9.08%
New Value - Class IB                                                           -4.00%         N/A             7.26%
Research - Class IB                                                            -25.69%        N/A             3.79%
Utilities Growth and Income - Class IB                                         -29.10%       3.47%            6.44%
Vista - Class IB                                                               -40.06%        N/A             5.16%
Voyager - Class IB                                                             -29.19%       7.61%           10.48%
Franklin Growth and Income Securities - Class 2                                -2.54%        9.82%           10.45%
Franklin Small Cap - Class 2                                                   -22.18%       8.07%           10.89%
Franklin Small Cap Value Securities - Class 2                                   6.27%         N/A             0.96%
Mutual Shares Securities - Class II                                            -0.35%        7.73%            8.13%
Templeton Developing Markets Securities - Class 2                              -15.16%      -13.72%          -13.08%
Templeton Foreign Securities - Class 2                                         -22.91%       2.39%            7.20%
Templeton Global Income Securities - Class 2                                   -5.05%        -0.40%           1.90%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.36%        N/A            -8.70%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.91%       4.66%            9.27%
Oppenheimer Global Securities - Service Class                                  -19.17%       12.80%          11.34%
Oppenheimer High Income - Service Class                                        -5.44%        -1.60%           5.10%
Oppenheimer Main Street Growth & Income - Service Class                        -17.32%       4.30%           11.10%
Oppenheimer Main Street Small Cap - Service Class                              -7.68%         N/A             1.41%
Oppenheimer Multiple Strategies - Service Class                                -5.23%        6.28%            7.71%
Oppenheimer Strategic Bond - Service Class                                     -2.72%        1.97%            3.20%
Van Kampen LIT Emerging Growth - Class II                                      -38.24%       13.10%          14.70%
Van Kampen LIT Growth and Income - Class II                                    -13.79%       10.36%          10.21%
Van Kampen UIF Active International Allocation - Class II                      -26.92%        N/A            -12.87%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.39%         N/A             0.56%
Van Kampen UIF U.S. Real Estate - Class II                                      2.12%         N/A             5.75%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.80%         N/A             1.35%
Global Asset Allocation - Class IB                                             -15.58%       3.45%            6.38%
Growth and Income - Class IB                                                   -13.51%       5.65%            9.44%
Health Sciences - Class IB                                                     -26.59%        N/A             2.18%
High Yield - Class IB                                                          -3.67%        -0.65%           4.98%
Income - Class IB                                                              -0.10%        3.59%            4.26%
International Growth - Class IB                                                -27.43%        N/A             7.25%
Investors - Class IB                                                           -31.51%        N/A            -4.13%
Money Market - Class IB                                                        -3.51%        2.66%            2.22%
New Opportunities - Class IB                                                   -36.76%       3.68%            9.08%
New Value - Class IB                                                           -4.00%         N/A             7.26%
Research - Class IB                                                            -25.69%        N/A             3.79%
Utilities Growth and Income - Class IB                                         -29.10%       3.47%            6.44%
Vista - Class IB                                                               -40.06%        N/A             5.16%
Voyager - Class IB                                                             -29.19%       7.61%           10.48%
Franklin Growth and Income Securities - Class 2                                -2.54%        9.82%           10.45%
Franklin Small Cap - Class 2                                                   -22.18%       8.07%           10.89%
Franklin Small Cap Value Securities - Class 2                                   6.27%         N/A             0.96%
Mutual Shares Securities - Class II                                            -0.35%        7.73%            8.13%
Templeton Developing Markets Securities - Class 2                              -15.16%      -13.72%          -13.08%
Templeton Foreign Securities - Class 2                                         -22.91%       2.39%            7.20%
Templeton Global Income Securities - Class 2                                   -5.05%        -0.40%           1.90%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.36%        N/A            -8.70%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.91%       4.66%            9.27%
Oppenheimer Global Securities - Service Class                                  -19.17%       12.80%          11.34%
Oppenheimer High Income - Service Class                                        -5.44%        -1.60%           5.10%
Oppenheimer Main Street Growth & Income - Service Class                        -17.32%       4.30%           11.10%
Oppenheimer Main Street Small Cap - Service Class                              -7.68%         N/A             1.41%
Oppenheimer Multiple Strategies - Service Class                                -5.23%        6.28%            7.71%
Oppenheimer Strategic Bond - Service Class                                     -2.72%        1.97%            3.20%
Van Kampen LIT Emerging Growth - Class II                                      -38.24%       13.10%          14.70%
Van Kampen LIT Growth and Income - Class II                                    -13.79%       10.36%          10.21%
Van Kampen UIF Active International Allocation - Class II                      -26.92%        N/A            -12.87%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.39%         N/A             0.56%
Van Kampen UIF U.S. Real Estate - Class II                                      2.12%         N/A             5.75%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.95%         N/A             1.19%
Global Asset Allocation - Class IB                                             -15.72%       3.30%            6.22%
Growth and Income - Class IB                                                   -13.64%       5.49%            9.28%
Health Sciences - Class IB                                                     -26.71%        N/A             2.03%
High Yield - Class IB                                                          -3.82%        -0.80%           4.82%
Income - Class IB                                                              -0.26%        3.43%            4.11%
International Growth - Class IB                                                -27.55%        N/A             7.09%
Investors - Class IB                                                           -31.62%        N/A            -4.27%
Money Market - Class IB                                                        -3.66%        2.50%            2.06%
New Opportunities - Class IB                                                   -36.87%       3.53%            8.92%
New Value - Class IB                                                           -4.15%         N/A             7.09%
Research - Class IB                                                            -25.81%        N/A             3.63%
Utilities Growth and Income - Class IB                                         -29.22%       3.32%            6.28%
Vista - Class IB                                                               -40.15%        N/A             5.01%
Voyager - Class IB                                                             -29.31%       7.45%           10.32%
Franklin Growth and Income Securities - Class 2                                -2.69%        9.65%           10.28%
Franklin Small Cap - Class 2                                                   -22.31%       7.91%           10.73%
Franklin Small Cap Value Securities - Class 2                                   6.10%         N/A             0.81%
Mutual Shares Securities - Class II                                            -0.51%        7.56%            7.97%
Templeton Developing Markets Securities - Class 2                              -15.30%      -13.85%          -13.21%
Templeton Foreign Securities - Class 2                                         -23.03%       2.24%            7.04%
Templeton Global Income Securities - Class 2                                   -5.20%        -0.55%           1.75%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.48%        N/A            -8.84%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.02%       4.50%            9.10%
Oppenheimer Global Securities - Service Class                                  -19.30%       12.63%          11.17%
Oppenheimer High Income - Service Class                                        -5.59%        -1.75%           4.94%
Oppenheimer Main Street Growth & Income - Service Class                        -17.45%       4.15%           10.94%
Oppenheimer Main Street Small Cap - Service Class                              -7.83%         N/A             1.25%
Oppenheimer Multiple Strategies - Service Class                                -5.38%        6.12%            7.55%
Oppenheimer Strategic Bond - Service Class                                     -2.87%        1.82%            3.05%
Van Kampen LIT Emerging Growth - Class II                                      -38.34%       12.93%          14.53%
Van Kampen LIT Growth and Income - Class II                                    -13.93%       10.19%          10.05%
Van Kampen UIF Active International Allocation - Class II                      -27.03%        N/A            -13.01%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.23%         N/A             0.41%
Van Kampen UIF U.S. Real Estate - Class II                                      1.96%         N/A             5.59%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.95%         N/A             1.19%
Global Asset Allocation - Class IB                                             -15.72%       3.30%            6.22%
Growth and Income - Class IB                                                   -13.64%       5.49%            9.28%
Health Sciences - Class IB                                                     -26.71%        N/A             2.03%
High Yield - Class IB                                                          -3.82%        -0.80%           4.82%
Income - Class IB                                                              -0.26%        3.43%            4.11%
International Growth - Class IB                                                -27.55%        N/A             7.09%
Investors - Class IB                                                           -31.62%        N/A            -4.27%
Money Market - Class IB                                                        -3.66%        2.50%            2.06%
New Opportunities - Class IB                                                   -36.87%       3.53%            8.92%
New Value - Class IB                                                           -4.15%         N/A             7.09%
Research - Class IB                                                            -25.81%        N/A             3.63%
Utilities Growth and Income - Class IB                                         -29.22%       3.32%            6.28%
Vista - Class IB                                                               -40.15%        N/A             5.01%
Voyager - Class IB                                                             -29.31%       7.45%           10.32%
Franklin Growth and Income Securities - Class 2                                -2.69%        9.65%           10.28%
Franklin Small Cap - Class 2                                                   -22.31%       7.91%           10.73%
Franklin Small Cap Value Securities - Class 2                                   6.10%         N/A             0.81%
Mutual Shares Securities - Class II                                            -0.51%        7.56%            7.97%
Templeton Developing Markets Securities - Class 2                              -15.30%      -13.85%          -13.21%
Templeton Foreign Securities - Class 2                                         -23.03%       2.24%            7.04%
Templeton Global Income Securities - Class 2                                   -5.20%        -0.55%           1.75%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.48%        N/A            -8.84%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.02%       4.50%            9.10%
Oppenheimer Global Securities - Service Class                                  -19.30%       12.63%          11.17%
Oppenheimer High Income - Service Class                                        -5.59%        -1.75%           4.94%
Oppenheimer Main Street Growth & Income - Service Class                        -17.45%       4.15%           10.94%
Oppenheimer Main Street Small Cap - Service Class                              -7.83%         N/A             1.25%
Oppenheimer Multiple Strategies - Service Class                                -5.38%        6.12%            7.55%
Oppenheimer Strategic Bond - Service Class                                     -2.87%        1.82%            3.05%
Van Kampen LIT Emerging Growth - Class II                                      -38.34%       12.93%          14.53%
Van Kampen LIT Growth and Income - Class II                                    -13.93%       10.19%          10.05%
Van Kampen UIF Active International Allocation - Class II                      -27.03%        N/A            -13.01%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.23%         N/A             0.41%
Van Kampen UIF U.S. Real Estate - Class II                                      1.96%         N/A             5.59%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.10%         N/A             1.04%
Global Asset Allocation - Class IB                                             -15.85%       3.14%            6.06%
Growth and Income - Class IB                                                   -13.78%       5.33%            9.11%
Health Sciences - Class IB                                                     -26.83%        N/A             1.87%
High Yield - Class IB                                                          -3.98%        -0.95%           4.67%
Income - Class IB                                                              -0.42%        3.28%            3.95%
International Growth - Class IB                                                -27.67%        N/A             6.93%
Investors - Class IB                                                           -31.73%        N/A            -4.41%
Money Market - Class IB                                                        -3.81%        2.35%            1.91%
New Opportunities - Class IB                                                   -36.97%       3.37%            8.75%
New Value - Class IB                                                           -4.30%         N/A             6.93%
Research - Class IB                                                            -25.93%        N/A             3.48%
Utilities Growth and Income - Class IB                                         -29.33%       3.16%            6.12%
Vista - Class IB                                                               -40.25%        N/A             4.85%
Voyager - Class IB                                                             -29.42%       7.29%           10.15%
Franklin Growth and Income Securities - Class 2                                -2.85%        9.49%           10.12%
Franklin Small Cap - Class 2                                                   -22.43%       7.75%           10.56%
Franklin Small Cap Value Securities - Class 2                                   5.94%         N/A             0.65%
Mutual Shares Securities - Class II                                            -0.66%        7.40%            7.81%
Templeton Developing Markets Securities - Class 2                              -15.43%      -13.98%          -13.34%
Templeton Foreign Securities - Class 2                                         -23.16%       2.08%            6.88%
Templeton Global Income Securities - Class 2                                   -5.36%        -0.70%           1.60%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.60%        N/A            -8.99%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.12%       4.35%            8.94%
Oppenheimer Global Securities - Service Class                                  -19.43%       12.46%          11.01%
Oppenheimer High Income - Service Class                                        -5.74%        -1.89%           4.78%
Oppenheimer Main Street Growth & Income - Service Class                        -17.58%       3.99%           10.77%
Oppenheimer Main Street Small Cap - Service Class                              -7.98%         N/A             1.10%
Oppenheimer Multiple Strategies - Service Class                                -5.53%        5.96%            7.39%
Oppenheimer Strategic Bond - Service Class                                     -3.03%        1.66%            2.89%
Van Kampen LIT Emerging Growth - Class II                                      -38.44%       12.76%          14.36%
Van Kampen LIT Growth and Income - Class II                                    -14.07%       10.03%           9.88%
Van Kampen UIF Active International Allocation - Class II                      -27.15%        N/A            -13.14%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.06%         N/A             0.25%
Van Kampen UIF U.S. Real Estate - Class II                                      1.80%         N/A             5.43%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.65%         N/A             1.49%
Global Asset Allocation - Class IB                                             -15.47%       3.67%            6.64%
Growth and Income - Class IB                                                   -13.39%       5.88%            9.72%
Health Sciences - Class IB                                                     -26.52%        N/A             2.34%
High Yield - Class IB                                                          -3.51%        -0.50%           5.23%
Income - Class IB                                                               0.07%        3.77%            4.48%
International Growth - Class IB                                                -27.37%        N/A             7.50%
Investors - Class IB                                                           -31.46%        N/A            -3.98%
Money Market - Class IB                                                        -3.35%        2.83%            2.40%
New Opportunities - Class IB                                                   -36.74%       3.93%            9.37%
New Value - Class IB                                                           -3.84%         N/A             7.47%
Research - Class IB                                                            -25.62%        N/A             3.96%
Utilities Growth and Income - Class IB                                         -29.05%       3.70%            6.69%
Vista - Class IB                                                               -40.04%        N/A             5.41%
Voyager - Class IB                                                             -29.14%       7.88%           10.78%
Franklin Growth and Income Securities - Class 2                                -2.38%        10.06%          10.73%
Franklin Small Cap - Class 2                                                   -22.10%       8.32%           11.14%
Franklin Small Cap Value Securities - Class 2                                   6.47%         N/A             1.04%
Mutual Shares Securities - Class II                                            -0.18%        7.94%            8.31%
Templeton Developing Markets Securities - Class 2                              -15.05%      -13.74%          -13.11%
Templeton Foreign Securities - Class 2                                         -22.83%       2.59%            7.45%
Templeton Global Income Securities - Class 2                                   -4.90%        -0.25%           2.09%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.27%        N/A            -8.63%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -37.89%       4.90%            9.56%
Oppenheimer Global Securities - Service Class                                  -19.08%       13.08%          11.63%
Oppenheimer High Income - Service Class                                        -5.29%        -1.44%           5.36%
Oppenheimer Main Street Growth & Income - Service Class                        -17.21%       4.53%           11.39%
Oppenheimer Main Street Small Cap - Service Class                              -7.54%         N/A             1.56%
Oppenheimer Multiple Strategies - Service Class                                -5.07%        6.50%            7.97%
Oppenheimer Strategic Bond - Service Class                                     -2.56%        2.14%            3.39%
Van Kampen LIT Emerging Growth - Class II                                      -38.22%       13.40%          15.00%
Van Kampen LIT Growth and Income - Class II                                    -13.68%       10.62%          10.42%
Van Kampen UIF Active International Allocation - Class II                      -26.85%        N/A            -12.81%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.57%         N/A             0.65%
Van Kampen UIF U.S. Real Estate - Class II                                      2.30%         N/A             5.93%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios(Class IB shares).

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.80%         N/A             1.33%
Global Asset Allocation - Class IB                                             -15.61%       3.51%            6.48%
Growth and Income - Class IB                                                   -13.53%       5.72%            9.56%
Health Sciences - Class IB                                                     -26.64%        N/A             2.19%
High Yield - Class IB                                                          -3.67%        -0.65%           5.07%
Income - Class IB                                                              -0.09%        3.62%            4.32%
International Growth - Class IB                                                -27.49%        N/A             7.34%
Investors - Class IB                                                           -31.57%        N/A            -4.12%
Money Market - Class IB                                                        -3.50%        2.68%            2.24%
New Opportunities - Class IB                                                   -36.84%       3.77%            9.20%
New Value - Class IB                                                           -3.99%         N/A             7.31%
Research - Class IB                                                            -25.74%        N/A             3.80%
Utilities Growth and Income - Class IB                                         -29.16%       3.54%            6.52%
Vista - Class IB                                                               -40.14%        N/A             5.25%
Voyager - Class IB                                                             -29.25%       7.71%           10.61%
Franklin Growth and Income Securities - Class 2                                -2.53%        9.90%           10.56%
Franklin Small Cap - Class 2                                                   -22.22%       8.16%           10.97%
Franklin Small Cap Value Securities - Class 2                                   6.30%         N/A             0.89%
Mutual Shares Securities - Class II                                            -0.34%        7.78%            8.15%
Templeton Developing Markets Securities - Class 2                              -15.18%      -13.87%          -13.25%
Templeton Foreign Securities - Class 2                                         -22.95%       2.44%            7.29%
Templeton Global Income Securities - Class 2                                   -5.05%        -0.40%           1.94%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.40%        N/A            -8.78%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.00%       4.74%            9.40%
Oppenheimer Global Securities - Service Class                                  -19.21%       12.91%          11.46%
Oppenheimer High Income - Service Class                                        -5.44%        -1.59%           5.20%
Oppenheimer Main Street Growth & Income - Service Class                        -17.35%       4.37%           11.22%
Oppenheimer Main Street Small Cap - Service Class                              -7.69%         N/A             1.41%
Oppenheimer Multiple Strategies - Service Class                                -5.22%        6.34%            7.80%
Oppenheimer Strategic Bond - Service Class                                     -2.71%        1.99%            3.23%
Van Kampen LIT Emerging Growth - Class II                                      -38.32%       13.23%          14.83%
Van Kampen LIT Growth and Income - Class II                                    -13.82%       10.45%          10.25%
Van Kampen UIF Active International Allocation - Class II                      -26.97%        N/A            -12.95%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.41%         N/A             0.50%
Van Kampen UIF U.S. Real Estate - Class II                                      2.14%         N/A             5.77%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.90%         N/A             1.23%
Global Asset Allocation - Class IB                                             -15.70%       3.41%            6.37%
Growth and Income - Class IB                                                   -13.62%       5.61%            9.45%
Health Sciences - Class IB                                                     -26.72%        N/A             2.08%
High Yield - Class IB                                                          -3.77%        -0.75%           4.97%
Income - Class IB                                                              -0.19%        3.51%            4.22%
International Growth - Class IB                                                -27.56%        N/A             7.23%
Investors - Class IB                                                           -31.65%        N/A            -4.22%
Money Market - Class IB                                                        -3.60%        2.58%            2.14%
New Opportunities - Class IB                                                   -36.91%       3.67%            9.09%
New Value - Class IB                                                           -4.09%         N/A             7.20%
Research - Class IB                                                            -25.82%        N/A             3.70%
Utilities Growth and Income - Class IB                                         -29.24%       3.44%            6.42%
Vista - Class IB                                                               -40.21%        N/A             5.15%
Voyager - Class IB                                                             -29.33%       7.61%           10.50%
Franklin Growth and Income Securities - Class 2                                -2.64%        9.79%           10.45%
Franklin Small Cap - Class 2                                                   -22.30%       8.05%           10.86%
Franklin Small Cap Value Securities - Class 2                                   6.19%         N/A             0.79%
Mutual Shares Securities - Class II                                            -0.44%        7.67%            8.04%
Templeton Developing Markets Securities - Class 2                              -15.27%      -13.96%          -13.33%
Templeton Foreign Securities - Class 2                                         -23.04%       2.34%            7.19%
Templeton Global Income Securities - Class 2                                   -5.15%        -0.50%           1.83%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.48%        N/A            -8.87%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.06%       4.63%            9.29%
Oppenheimer Global Securities - Service Class                                  -19.29%       12.79%          11.35%
Oppenheimer High Income - Service Class                                        -5.54%        -1.69%           5.09%
Oppenheimer Main Street Growth & Income - Service Class                        -17.43%       4.27%           11.11%
Oppenheimer Main Street Small Cap - Service Class                              -7.78%         N/A             1.30%
Oppenheimer Multiple Strategies - Service Class                                -5.32%        6.23%            7.70%
Oppenheimer Strategic Bond - Service Class                                     -2.81%        1.89%            3.13%
Van Kampen LIT Emerging Growth - Class II                                      -38.39%       13.12%          14.71%
Van Kampen LIT Growth and Income - Class II                                    -13.91%       10.34%          10.14%
Van Kampen UIF Active International Allocation - Class II                      -27.05%        N/A            -13.04%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.30%         N/A             0.40%
Van Kampen UIF U.S. Real Estate - Class II                                      2.03%         N/A             5.66%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.95%         N/A             1.18%
Global Asset Allocation - Class IB                                             -15.74%       3.35%            6.31%
Growth and Income - Class IB                                                   -13.66%       5.56%            9.39%
Health Sciences - Class IB                                                     -26.76%        N/A             2.03%
High Yield - Class IB                                                          -3.82%        -0.80%           4.91%
Income - Class IB                                                              -0.25%        3.46%            4.16%
International Growth - Class IB                                                -27.60%        N/A             7.18%
Investors - Class IB                                                           -31.69%        N/A            -4.26%
Money Market - Class IB                                                        -3.65%        2.52%            2.09%
New Opportunities - Class IB                                                   -36.94%       3.61%            9.04%
New Value - Class IB                                                           -4.15%         N/A             7.15%
Research - Class IB                                                            -25.86%        N/A             3.65%
Utilities Growth and Income - Class IB                                         -29.28%       3.38%            6.36%
Vista - Class IB                                                               -40.24%        N/A             5.10%
Voyager - Class IB                                                             -29.37%       7.55%           10.45%
Franklin Growth and Income Securities - Class 2                                -2.69%        9.73%           10.39%
Franklin Small Cap - Class 2                                                   -22.35%       7.99%           10.80%
Franklin Small Cap Value Securities - Class 2                                   6.13%         N/A             0.74%
Mutual Shares Securities - Class II                                            -0.49%        7.62%            7.99%
Templeton Developing Markets Securities - Class 2                              -15.32%      -14.00%          -13.38%
Templeton Foreign Securities - Class 2                                         -23.08%       2.29%            7.13%
Templeton Global Income Securities - Class 2                                   -5.20%        -0.55%           1.78%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.52%        N/A            -8.92%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.10%       4.58%            9.23%
Oppenheimer Global Securities - Service Class                                  -19.34%       12.74%          11.29%
Oppenheimer High Income - Service Class                                        -5.59%        -1.74%           5.04%
Oppenheimer Main Street Growth & Income - Service Class                        -17.48%       4.21%           11.05%
Oppenheimer Main Street Small Cap - Service Class                              -7.83%         N/A             1.25%
Oppenheimer Multiple Strategies - Service Class                                -5.38%        6.18%            7.64%
Oppenheimer Strategic Bond - Service Class                                     -2.86%        1.83%            3.07%
Van Kampen LIT Emerging Growth - Class II                                      -38.42%       13.06%          14.65%
Van Kampen LIT Growth and Income - Class II                                    -13.95%       10.28%          10.08%
Van Kampen UIF Active International Allocation - Class II                      -27.09%        N/A            -13.09%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.24%         N/A             0.35%
Van Kampen UIF U.S. Real Estate - Class II                                      1.98%         N/A             5.61%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.05%         N/A             1.08%
Global Asset Allocation - Class IB                                             -15.83%       3.25%            6.21%
Growth and Income - Class IB                                                   -13.76%       5.45%            9.28%
Health Sciences - Class IB                                                     -26.84%        N/A             1.93%
High Yield - Class IB                                                          -3.92%        -0.90%           4.81%
Income - Class IB                                                              -0.35%        3.36%            4.06%
International Growth - Class IB                                                -27.68%        N/A             7.07%
Investors - Class IB                                                           -31.76%        N/A            -4.36%
Money Market - Class IB                                                        -3.76%        2.42%            1.98%
New Opportunities - Class IB                                                   -37.01%       3.51%            8.93%
New Value - Class IB                                                           -4.25%         N/A             7.04%
Research - Class IB                                                            -25.94%        N/A             3.54%
Utilities Growth and Income - Class IB                                         -29.35%       3.28%            6.26%
Vista - Class IB                                                               -40.31%        N/A             4.99%
Voyager - Class IB                                                             -29.44%       7.44%           10.33%
Franklin Growth and Income Securities - Class 2                                -2.79%        9.62%           10.28%
Franklin Small Cap - Class 2                                                   -22.43%       7.88%           10.69%
Franklin Small Cap Value Securities - Class 2                                   6.02%         N/A             0.64%
Mutual Shares Securities - Class II                                            -0.60%        7.51%            7.88%
Templeton Developing Markets Securities - Class 2                              -15.41%      -14.09%          -13.47%
Templeton Foreign Securities - Class 2                                         -23.16%       2.18%            7.02%
Templeton Global Income Securities - Class 2                                   -5.30%        -0.65%           1.68%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.61%        N/A            -9.02%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.16%       4.47%            9.12%
Oppenheimer Global Securities - Service Class                                  -19.42%       12.62%          11.18%
Oppenheimer High Income - Service Class                                        -5.69%        -1.84%           4.93%
Oppenheimer Main Street Growth & Income - Service Class                        -17.57%       4.11%           10.94%
Oppenheimer Main Street Small Cap - Service Class                              -7.93%         N/A             1.15%
Oppenheimer Multiple Strategies - Service Class                                -5.48%        6.07%            7.53%
Oppenheimer Strategic Bond - Service Class                                     -2.97%        1.73%            2.97%
Van Kampen LIT Emerging Growth - Class II                                      -38.49%       12.95%          14.54%
Van Kampen LIT Growth and Income - Class II                                    -14.04%       10.17%           9.97%
Van Kampen UIF Active International Allocation - Class II                      -27.17%        N/A            -13.18%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.14%         N/A             0.24%
Van Kampen UIF U.S. Real Estate - Class II                                      1.87%         N/A             5.50%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.05%         N/A             1.08%
Global Asset Allocation - Class IB                                             -15.83%       3.25%            6.21%
Growth and Income - Class IB                                                   -13.76%       5.45%            9.28%
Health Sciences - Class IB                                                     -26.84%        N/A             1.93%
High Yield - Class IB                                                          -3.92%        -0.90%           4.81%
Income - Class IB                                                              -0.35%        3.36%            4.06%
International Growth - Class IB                                                -27.68%        N/A             7.07%
Investors - Class IB                                                           -31.76%        N/A            -4.36%
Money Market - Class IB                                                        -3.76%        2.42%            1.98%
New Opportunities - Class IB                                                   -37.01%       3.51%            8.93%
New Value - Class IB                                                           -4.25%         N/A             7.04%
Research - Class IB                                                            -25.94%        N/A             3.54%
Utilities Growth and Income - Class IB                                         -29.35%       3.28%            6.26%
Vista - Class IB                                                               -40.31%        N/A             4.99%
Voyager - Class IB                                                             -29.44%       7.44%           10.33%
Franklin Growth and Income Securities - Class 2                                -2.79%        9.62%           10.28%
Franklin Small Cap - Class 2                                                   -22.43%       7.88%           10.69%
Franklin Small Cap Value Securities - Class 2                                   6.02%         N/A             0.64%
Mutual Shares Securities - Class II                                            -0.60%        7.51%            7.88%
Templeton Developing Markets Securities - Class 2                              -15.41%      -14.09%          -13.47%
Templeton Foreign Securities - Class 2                                         -23.16%       2.18%            7.02%
Templeton Global Income Securities - Class 2                                   -5.30%        -0.65%           1.68%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.61%        N/A            -9.02%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.16%       4.47%            9.12%
Oppenheimer Global Securities - Service Class                                  -19.42%       12.62%          11.18%
Oppenheimer High Income - Service Class                                        -5.69%        -1.84%           4.93%
Oppenheimer Main Street Growth & Income - Service Class                        -17.57%       4.11%           10.94%
Oppenheimer Main Street Small Cap - Service Class                              -7.93%         N/A             1.15%
Oppenheimer Multiple Strategies - Service Class                                -5.48%        6.07%            7.53%
Oppenheimer Strategic Bond - Service Class                                     -2.97%        1.73%            2.97%
Van Kampen LIT Emerging Growth - Class II                                      -38.49%       12.95%          14.54%
Van Kampen LIT Growth and Income - Class II                                    -14.04%       10.17%           9.97%
Van Kampen UIF Active International Allocation - Class II                      -27.17%        N/A            -13.18%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.14%         N/A             0.24%
Van Kampen UIF U.S. Real Estate - Class II                                      1.87%         N/A             5.50%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.20%         N/A             0.93%
Global Asset Allocation - Class IB                                             -15.97%       3.09%            6.05%
Growth and Income - Class IB                                                   -13.89%       5.29%            9.12%
Health Sciences - Class IB                                                     -26.96%        N/A             1.78%
High Yield - Class IB                                                          -4.07%        -1.05%           4.65%
Income - Class IB                                                              -0.51%        3.20%            3.90%
International Growth - Class IB                                                -27.80%        N/A             6.91%
Investors - Class IB                                                           -31.87%        N/A            -4.51%
Money Market - Class IB                                                        -3.91%        2.27%            1.83%
New Opportunities - Class IB                                                   -37.12%       3.35%            8.76%
New Value - Class IB                                                           -4.40%         N/A             6.88%
Research - Class IB                                                            -26.06%        N/A             3.39%
Utilities Growth and Income - Class IB                                         -29.47%       3.12%            6.10%
Vista - Class IB                                                               -40.40%        N/A             4.83%
Voyager - Class IB                                                             -29.56%       7.28%           10.17%
Franklin Growth and Income Securities - Class 2                                -2.94%        9.46%           10.11%
Franklin Small Cap - Class 2                                                   -22.56%       7.72%           10.52%
Franklin Small Cap Value Securities - Class 2                                   5.85%         N/A             0.48%
Mutual Shares Securities - Class II                                            -0.76%        7.35%            7.72%
Templeton Developing Markets Securities - Class 2                              -15.55%      -14.22%          -13.60%
Templeton Foreign Securities - Class 2                                         -23.28%       2.03%            6.86%
Templeton Global Income Securities - Class 2                                   -5.45%        -0.80%           1.53%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.73%        N/A            -9.16%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.27%       4.32%            8.96%
Oppenheimer Global Securities - Service Class                                  -19.55%       12.45%          11.01%
Oppenheimer High Income - Service Class                                        -5.84%        -1.99%           4.77%
Oppenheimer Main Street Growth & Income - Service Class                        -17.70%       3.95%           10.78%
Oppenheimer Main Street Small Cap - Service Class                              -8.08%         N/A             1.00%
Oppenheimer Multiple Strategies - Service Class                                -5.63%        5.91%            7.37%
Oppenheimer Strategic Bond - Service Class                                     -3.12%        1.58%            2.81%
Van Kampen LIT Emerging Growth - Class II                                      -38.59%       12.78%          14.37%
Van Kampen LIT Growth and Income - Class II                                    -14.18%       10.01%           9.81%
Van Kampen UIF Active International Allocation - Class II                      -27.28%        N/A            -13.32%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.98%         N/A             0.09%
Van Kampen UIF U.S. Real Estate - Class II                                      1.71%         N/A             5.34%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.20%         N/A             0.93%
Global Asset Allocation - Class IB                                             -15.97%       3.09%            6.05%
Growth and Income - Class IB                                                   -13.89%       5.29%            9.12%
Health Sciences - Class IB                                                     -26.96%        N/A             1.78%
High Yield - Class IB                                                          -4.07%        -1.05%           4.65%
Income - Class IB                                                              -0.51%        3.20%            3.90%
International Growth - Class IB                                                -27.80%        N/A             6.91%
Investors - Class IB                                                           -31.87%        N/A            -4.51%
Money Market - Class IB                                                        -3.91%        2.27%            1.83%
New Opportunities - Class IB                                                   -37.12%       3.35%            8.76%
New Value - Class IB                                                           -4.40%         N/A             6.88%
Research - Class IB                                                            -26.06%        N/A             3.39%
Utilities Growth and Income - Class IB                                         -29.47%       3.12%            6.10%
Vista - Class IB                                                               -40.40%        N/A             4.83%
Voyager - Class IB                                                             -29.56%       7.28%           10.17%
Franklin Growth and Income Securities - Class 2                                -2.94%        9.46%           10.11%
Franklin Small Cap - Class 2                                                   -22.56%       7.72%           10.52%
Franklin Small Cap Value Securities - Class 2                                   5.85%         N/A             0.48%
Mutual Shares Securities - Class II                                            -0.76%        7.35%            7.72%
Templeton Developing Markets Securities - Class 2                              -15.55%      -14.22%          -13.60%
Templeton Foreign Securities - Class 2                                         -23.28%       2.03%            6.86%
Templeton Global Income Securities - Class 2                                   -5.45%        -0.80%           1.53%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.73%        N/A            -9.16%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.27%       4.32%            8.96%
Oppenheimer Global Securities - Service Class                                  -19.55%       12.45%          11.01%
Oppenheimer High Income - Service Class                                        -5.84%        -1.99%           4.77%
Oppenheimer Main Street Growth & Income - Service Class                        -17.70%       3.95%           10.78%
Oppenheimer Main Street Small Cap - Service Class                              -8.08%         N/A             1.00%
Oppenheimer Multiple Strategies - Service Class                                -5.63%        5.91%            7.37%
Oppenheimer Strategic Bond - Service Class                                     -3.12%        1.58%            2.81%
Van Kampen LIT Emerging Growth - Class II                                      -38.59%       12.78%          14.37%
Van Kampen LIT Growth and Income - Class II                                    -14.18%       10.01%           9.81%
Van Kampen UIF Active International Allocation - Class II                      -27.28%        N/A            -13.32%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.98%         N/A             0.09%
Van Kampen UIF U.S. Real Estate - Class II                                      1.71%         N/A             5.34%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.35%         N/A             0.77%
Global Asset Allocation - Class IB                                             -16.10%       2.94%            5.89%
Growth and Income - Class IB                                                   -14.03%       5.13%            8.95%
Health Sciences - Class IB                                                     -27.08%        N/A             1.62%
High Yield - Class IB                                                          -4.23%        -1.20%           4.49%
Income - Class IB                                                              -0.67%        3.04%            3.74%
International Growth - Class IB                                                -27.92%        N/A             6.74%
Investors - Class IB                                                           -31.98%        N/A            -4.65%
Money Market - Class IB                                                        -4.06%        2.11%            1.67%
New Opportunities - Class IB                                                   -37.22%       3.20%            8.60%
New Value - Class IB                                                           -4.55%         N/A             6.72%
Research - Class IB                                                            -26.18%        N/A             3.23%
Utilities Growth and Income - Class IB                                         -29.58%       2.97%            5.94%
Vista - Class IB                                                               -40.50%        N/A             4.67%
Voyager - Class IB                                                             -29.67%       7.12%           10.00%
Franklin Growth and Income Securities - Class 2                                -3.10%        9.29%            9.95%
Franklin Small Cap - Class 2                                                   -22.68%       7.56%           10.36%
Franklin Small Cap Value Securities - Class 2                                   5.69%         N/A             0.33%
Mutual Shares Securities - Class II                                            -0.91%        7.19%            7.55%
Templeton Developing Markets Securities - Class 2                              -15.68%      -14.35%          -13.73%
Templeton Foreign Securities - Class 2                                         -23.41%       1.87%            6.70%
Templeton Global Income Securities - Class 2                                   -5.61%        -0.95%           1.37%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.85%        N/A            -9.30%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.37%       4.16%            8.79%
Oppenheimer Global Securities - Service Class                                  -19.68%       12.28%          10.84%
Oppenheimer High Income - Service Class                                        -5.99%        -2.14%           4.62%
Oppenheimer Main Street Growth & Income - Service Class                        -17.83%       3.79%           10.61%
Oppenheimer Main Street Small Cap - Service Class                              -8.23%         N/A             0.85%
Oppenheimer Multiple Strategies - Service Class                                -5.78%        5.75%            7.21%
Oppenheimer Strategic Bond - Service Class                                     -3.28%        1.42%            2.66%
Van Kampen LIT Emerging Growth - Class II                                      -38.69%       12.61%          14.19%
Van Kampen LIT Growth and Income - Class II                                    -14.32%       9.84%            9.64%
Van Kampen UIF Active International Allocation - Class II                      -27.40%        N/A            -13.46%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.81%         N/A            -0.06%
Van Kampen UIF U.S. Real Estate - Class II                                      1.55%         N/A             5.19%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With Retirement Income Guarantee Rider 2)
Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -6.85%         N/A             1.27%
Global Asset Allocation - Class IB                                             -15.67%       3.50%            6.50%
Growth and Income - Class IB                                                   -13.59%       5.72%            9.60%
Health Sciences - Class IB                                                     -26.72%        N/A             2.14%
High Yield - Class IB                                                          -3.71%        -0.69%           5.10%
Income - Class IB                                                              -0.13%        3.59%            4.31%
International Growth - Class IB                                                -27.57%        N/A             7.35%
Investors - Class IB                                                           -31.66%        N/A            -4.16%
Money Market - Class IB                                                        -3.55%        2.64%            2.21%
New Opportunities - Class IB                                                   -36.94%       3.79%            9.25%
New Value - Class IB                                                           -4.04%         N/A             7.30%
Research - Class IB                                                            -25.82%        N/A             3.76%
Utilities Growth and Income - Class IB                                         -29.25%       3.54%            6.54%
Vista - Class IB                                                               -40.24%        N/A             5.27%
Voyager - Class IB                                                             -29.34%       7.74%           10.66%
Franklin Growth and Income Securities - Class 2                                -2.58%        9.91%           10.59%
Franklin Small Cap - Class 2                                                   -22.30%       8.17%           10.97%
Franklin Small Cap Value Securities - Class 2                                   6.27%         N/A             0.78%
Mutual Shares Securities - Class II                                            -0.38%        7.77%            8.11%
Templeton Developing Markets Securities - Class 2                              -15.25%      -14.04%          -13.43%
Templeton Foreign Securities - Class 2                                         -23.03%       2.43%            7.32%
Templeton Global Income Securities - Class 2                                   -5.10%        -0.45%           1.91%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.47%        N/A            -8.89%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.09%       4.75%            9.44%
Oppenheimer Global Securities - Service Class                                  -19.28%       12.94%          11.50%
Oppenheimer High Income - Service Class                                        -5.49%        -1.64%           5.23%
Oppenheimer Main Street Growth & Income - Service Class                        -17.41%       4.38%           11.26%
Oppenheimer Main Street Small Cap - Service Class                              -7.74%         N/A             1.36%
Oppenheimer Multiple Strategies - Service Class                                -5.27%        6.33%            7.83%
Oppenheimer Strategic Bond - Service Class                                     -2.76%        1.95%            3.20%
Van Kampen LIT Emerging Growth - Class II                                      -38.42%       13.28%          14.87%
Van Kampen LIT Growth and Income - Class II                                    -13.88%       10.47%          10.22%
Van Kampen UIF Active International Allocation - Class II                      -27.05%        N/A            -13.06%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.37%         N/A             0.40%
Van Kampen UIF U.S. Real Estate - Class II                                      2.10%         N/A             5.73%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.00%         N/A             1.12%
Global Asset Allocation - Class IB                                             -15.81%       3.35%            6.33%
Growth and Income - Class IB                                                   -13.73%       5.56%            9.43%
Health Sciences - Class IB                                                     -26.84%        N/A             1.99%
High Yield - Class IB                                                          -3.87%        -0.84%           4.93%
Income - Class IB                                                              -0.29%        3.43%            4.15%
International Growth - Class IB                                                -27.69%        N/A             7.19%
Investors - Class IB                                                           -31.77%        N/A            -4.31%
Money Market - Class IB                                                        -3.70%        2.49%            2.05%
New Opportunities - Class IB                                                   -37.04%       3.63%            9.08%
New Value - Class IB                                                           -4.19%         N/A             7.14%
Research - Class IB                                                            -25.94%        N/A             3.60%
Utilities Growth and Income - Class IB                                         -29.36%       3.38%            6.38%
Vista - Class IB                                                               -40.34%        N/A             5.11%
Voyager - Class IB                                                             -29.45%       7.58%           10.49%
Franklin Growth and Income Securities - Class 2                                -2.73%        9.74%           10.43%
Franklin Small Cap - Class 2                                                   -22.42%       8.00%           10.81%
Franklin Small Cap Value Securities - Class 2                                   6.10%         N/A             0.63%
Mutual Shares Securities - Class II                                            -0.54%        7.61%            7.95%
Templeton Developing Markets Securities - Class 2                              -15.38%      -14.17%          -13.56%
Templeton Foreign Securities - Class 2                                         -23.15%       2.27%            7.15%
Templeton Global Income Securities - Class 2                                   -5.25%        -0.61%           1.76%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.60%        N/A            -9.03%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.20%       4.59%            9.28%
Oppenheimer Global Securities - Service Class                                  -19.41%       12.77%          11.33%
Oppenheimer High Income - Service Class                                        -5.64%        -1.79%           5.07%
Oppenheimer Main Street Growth & Income - Service Class                        -17.55%       4.22%           11.09%
Oppenheimer Main Street Small Cap - Service Class                              -7.89%         N/A             1.20%
Oppenheimer Multiple Strategies - Service Class                                -5.42%        6.17%            7.66%
Oppenheimer Strategic Bond - Service Class                                     -2.91%        1.80%            3.04%
Van Kampen LIT Emerging Growth - Class II                                      -38.52%       13.11%          14.70%
Van Kampen LIT Growth and Income - Class II                                    -14.02%       10.30%          10.05%
Van Kampen UIF Active International Allocation - Class II                      -27.17%        N/A            -13.20%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.21%         N/A             0.25%
Van Kampen UIF U.S. Real Estate - Class II                                      1.94%         N/A             5.57%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.10%         N/A             1.02%
Global Asset Allocation - Class IB                                             -15.90%       3.24%            6.23%
Growth and Income - Class IB                                                   -13.82%       5.45%            9.32%
Health Sciences - Class IB                                                     -26.92%        N/A             1.88%
High Yield - Class IB                                                          -3.97%        -0.94%           4.83%
Income - Class IB                                                              -0.39%        3.32%            4.05%
International Growth - Class IB                                                -27.76%        N/A             7.08%
Investors - Class IB                                                           -31.85%        N/A            -4.41%
Money Market - Class IB                                                        -3.80%        2.38%            1.95%
New Opportunities - Class IB                                                   -37.11%       3.53%            8.97%
New Value - Class IB                                                           -4.29%         N/A             7.03%
Research - Class IB                                                            -26.02%        N/A             3.50%
Utilities Growth and Income - Class IB                                         -29.44%       3.28%            6.27%
Vista - Class IB                                                               -40.41%        N/A             5.01%
Voyager - Class IB                                                             -29.53%       7.47%           10.38%
Franklin Growth and Income Securities - Class 2                                -2.84%        9.63%           10.31%
Franklin Small Cap - Class 2                                                   -22.50%       7.90%           10.69%
Franklin Small Cap Value Securities - Class 2                                   5.99%         N/A             0.53%
Mutual Shares Securities - Class II                                            -0.64%        7.50%            7.84%
Templeton Developing Markets Securities - Class 2                              -15.47%      -14.26%          -13.65%
Templeton Foreign Securities - Class 2                                         -23.24%       2.17%            7.04%
Templeton Global Income Securities - Class 2                                   -5.35%        -0.71%           1.65%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.68%        N/A            -9.13%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.26%       4.48%            9.17%
Oppenheimer Global Securities - Service Class                                  -19.49%       12.65%          11.22%
Oppenheimer High Income - Service Class                                        -5.74%        -1.89%           4.96%
Oppenheimer Main Street Growth & Income - Service Class                        -17.63%       4.11%           10.98%
Oppenheimer Main Street Small Cap - Service Class                              -7.98%         N/A             1.10%
Oppenheimer Multiple Strategies - Service Class                                -5.52%        6.06%            7.55%
Oppenheimer Strategic Bond - Service Class                                     -3.01%        1.69%            2.94%
Van Kampen LIT Emerging Growth - Class II                                      -38.59%       12.99%          14.58%
Van Kampen LIT Growth and Income - Class II                                    -14.11%       10.19%           9.94%
Van Kampen UIF Active International Allocation - Class II                      -27.25%        N/A            -13.30%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.10%         N/A             0.14%
Van Kampen UIF U.S. Real Estate - Class II                                      1.83%         N/A             5.47%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.15%         N/A             0.96%
Global Asset Allocation - Class IB                                             -15.94%       3.19%            6.17%
Growth and Income - Class IB                                                   -13.86%       5.40%            9.26%
Health Sciences - Class IB                                                     -26.96%        N/A             1.83%
High Yield - Class IB                                                          -4.02%        -0.99%           4.77%
Income - Class IB                                                              -0.45%        3.27%            4.00%
International Growth - Class IB                                                -27.80%        N/A             7.03%
Investors - Class IB                                                           -31.89%        N/A            -4.45%
Money Market - Class IB                                                        -3.85%        2.33%            1.90%
New Opportunities - Class IB                                                   -37.14%       3.47%            8.92%
New Value - Class IB                                                           -4.35%         N/A             6.98%
Research - Class IB                                                            -26.06%        N/A             3.45%
Utilities Growth and Income - Class IB                                         -29.48%       3.23%            6.22%
Vista - Class IB                                                               -40.44%        N/A             4.96%
Voyager - Class IB                                                             -29.57%       7.42%           10.33%
Franklin Growth and Income Securities - Class 2                                -2.89%        9.57%           10.26%
Franklin Small Cap - Class 2                                                   -22.55%       7.84%           10.64%
Franklin Small Cap Value Securities - Class 2                                   5.93%         N/A             0.48%
Mutual Shares Securities - Class II                                            -0.69%        7.45%            7.78%
Templeton Developing Markets Securities - Class 2                              -15.52%      -14.30%          -13.70%
Templeton Foreign Securities - Class 2                                         -23.28%       2.12%            6.99%
Templeton Global Income Securities - Class 2                                   -5.40%        -0.76%           1.60%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.72%        N/A            -9.17%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.30%       4.43%            9.11%
Oppenheimer Global Securities - Service Class                                  -19.54%       12.60%          11.16%
Oppenheimer High Income - Service Class                                        -5.79%        -1.94%           4.90%
Oppenheimer Main Street Growth & Income - Service Class                        -17.68%       4.06%           10.92%
Oppenheimer Main Street Small Cap - Service Class                              -8.03%         N/A             1.05%
Oppenheimer Multiple Strategies - Service Class                                -5.58%        6.01%            7.50%
Oppenheimer Strategic Bond - Service Class                                     -3.06%        1.64%            2.89%
Van Kampen LIT Emerging Growth - Class II                                      -38.62%       12.94%          14.52%
Van Kampen LIT Growth and Income - Class II                                    -14.15%       10.13%           9.89%
Van Kampen UIF Active International Allocation - Class II                      -27.29%        N/A            -13.34%
Van Kampen UIF Emerging Markets Debt - Class II                                 2.04%         N/A             0.09%
Van Kampen UIF U.S. Real Estate - Class II                                      1.78%         N/A             5.41%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.25%         N/A             0.86%
Global Asset Allocation - Class IB                                             -16.03%       3.08%            6.06%
Growth and Income - Class IB                                                   -13.96%       5.29%            9.15%
Health Sciences - Class IB                                                     -27.04%        N/A             1.73%
High Yield - Class IB                                                          -4.12%        -1.09%           4.67%
Income - Class IB                                                              -0.55%        3.17%            3.89%
International Growth - Class IB                                                -27.88%        N/A             6.92%
Investors - Class IB                                                           -31.96%        N/A            -4.55%
Money Market - Class IB                                                        -3.96%        2.23%            1.79%
New Opportunities - Class IB                                                   -37.21%       3.37%            8.81%
New Value - Class IB                                                           -4.45%         N/A             6.87%
Research - Class IB                                                            -26.14%        N/A             3.34%
Utilities Growth and Income - Class IB                                         -29.55%       3.12%            6.11%
Vista - Class IB                                                               -40.51%        N/A             4.85%
Voyager - Class IB                                                             -29.64%       7.31%           10.21%
Franklin Growth and Income Securities - Class 2                                -2.99%        9.46%           10.15%
Franklin Small Cap - Class 2                                                   -22.63%       7.73%           10.53%
Franklin Small Cap Value Securities - Class 2                                   5.82%         N/A             0.38%
Mutual Shares Securities - Class II                                            -0.80%        7.34%            7.67%
Templeton Developing Markets Securities - Class 2                              -15.61%      -14.39%          -13.79%
Templeton Foreign Securities - Class 2                                         -23.36%       2.01%            6.88%
Templeton Global Income Securities - Class 2                                   -5.50%        -0.86%           1.50%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.81%        N/A            -9.27%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.36%       4.32%            9.00%
Oppenheimer Global Securities - Service Class                                  -19.62%       12.48%          11.05%
Oppenheimer High Income - Service Class                                        -5.89%        -2.04%           4.80%
Oppenheimer Main Street Growth & Income - Service Class                        -17.77%       3.95%           10.81%
Oppenheimer Main Street Small Cap - Service Class                              -8.13%         N/A             0.95%
Oppenheimer Multiple Strategies - Service Class                                -5.68%        5.90%            7.39%
Oppenheimer Strategic Bond - Service Class                                     -3.17%        1.54%            2.78%
Van Kampen LIT Emerging Growth - Class II                                      -38.69%       12.82%          14.41%
Van Kampen LIT Growth and Income - Class II                                    -14.24%       10.02%           9.78%
Van Kampen UIF Active International Allocation - Class II                      -27.37%        N/A            -13.43%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.94%         N/A            -0.01%
Van Kampen UIF U.S. Real Estate - Class II                                      1.67%         N/A             5.31%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.25%         N/A             0.86%
Global Asset Allocation - Class IB                                             -16.03%       3.08%            6.06%
Growth and Income - Class IB                                                   -13.96%       5.29%            9.15%
Health Sciences - Class IB                                                     -27.04%        N/A             1.73%
High Yield - Class IB                                                          -4.12%        -1.09%           4.67%
Income - Class IB                                                              -0.55%        3.17%            3.89%
International Growth - Class IB                                                -27.88%        N/A             6.92%
Investors - Class IB                                                           -31.96%        N/A            -4.55%
Money Market - Class IB                                                        -3.96%        2.23%            1.79%
New Opportunities - Class IB                                                   -37.21%       3.37%            8.81%
New Value - Class IB                                                           -4.45%         N/A             6.87%
Research - Class IB                                                            -26.14%        N/A             3.34%
Utilities Growth and Income - Class IB                                         -29.55%       3.12%            6.11%
Vista - Class IB                                                               -40.51%        N/A             4.85%
Voyager - Class IB                                                             -29.64%       7.31%           10.21%
Franklin Growth and Income Securities - Class 2                                -2.99%        9.46%           10.15%
Franklin Small Cap - Class 2                                                   -22.63%       7.73%           10.53%
Franklin Small Cap Value Securities - Class 2                                   5.82%         N/A             0.38%
Mutual Shares Securities - Class II                                            -0.80%        7.34%            7.67%
Templeton Developing Markets Securities - Class 2                              -15.61%      -14.39%          -13.79%
Templeton Foreign Securities - Class 2                                         -23.36%       2.01%            6.88%
Templeton Global Income Securities - Class 2                                   -5.50%        -0.86%           1.50%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.81%        N/A            -9.27%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.36%       4.32%            9.00%
Oppenheimer Global Securities - Service Class                                  -19.62%       12.48%          11.05%
Oppenheimer High Income - Service Class                                        -5.89%        -2.04%           4.80%
Oppenheimer Main Street Growth & Income - Service Class                        -17.77%       3.95%           10.81%
Oppenheimer Main Street Small Cap - Service Class                              -8.13%         N/A             0.95%
Oppenheimer Multiple Strategies - Service Class                                -5.68%        5.90%            7.39%
Oppenheimer Strategic Bond - Service Class                                     -3.17%        1.54%            2.78%
Van Kampen LIT Emerging Growth - Class II                                      -38.69%       12.82%          14.41%
Van Kampen LIT Growth and Income - Class II                                    -14.24%       10.02%           9.78%
Van Kampen UIF Active International Allocation - Class II                      -27.37%        N/A            -13.43%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.94%         N/A            -0.01%
Van Kampen UIF U.S. Real Estate - Class II                                      1.67%         N/A             5.31%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the
Rider Application Date) and Retirement Income Guarantee Rider 2)
Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.40%         N/A             0.71%
Global Asset Allocation - Class IB                                             -16.17%       2.93%            5.90%
Growth and Income - Class IB                                                   -14.09%       5.13%            8.99%
Health Sciences - Class IB                                                     -27.16%        N/A             1.58%
High Yield - Class IB                                                          -4.27%        -1.24%           4.51%
Income - Class IB                                                              -0.71%        3.01%            3.73%
International Growth - Class IB                                                -28.00%        N/A             6.76%
Investors - Class IB                                                           -32.07%        N/A            -4.69%
Money Market - Class IB                                                        -4.11%        2.07%            1.64%
New Opportunities - Class IB                                                   -37.32%       3.21%            8.64%
New Value - Class IB                                                           -4.60%         N/A             6.71%
Research - Class IB                                                            -26.26%        N/A             3.19%
Utilities Growth and Income - Class IB                                         -29.67%       2.97%            5.95%
Vista - Class IB                                                               -40.60%        N/A             4.69%
Voyager - Class IB                                                             -29.76%       7.14%           10.05%
Franklin Growth and Income Securities - Class 2                                -3.14%        9.30%            9.98%
Franklin Small Cap - Class 2                                                   -22.76%       7.57%           10.36%
Franklin Small Cap Value Securities - Class 2                                   5.65%         N/A             0.22%
Mutual Shares Securities - Class II                                            -0.96%        7.17%            7.51%
Templeton Developing Markets Securities - Class 2                              -15.75%      -14.52%          -13.92%
Templeton Foreign Securities - Class 2                                         -23.48%       1.86%            6.72%
Templeton Global Income Securities - Class 2                                   -5.65%        -1.01%           1.34%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.93%        N/A            -9.42%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.47%       4.17%            8.84%
Oppenheimer Global Securities - Service Class                                  -19.75%       12.31%          10.88%
Oppenheimer High Income - Service Class                                        -6.04%        -2.19%           4.64%
Oppenheimer Main Street Growth & Income - Service Class                        -17.90%       3.80%           10.65%
Oppenheimer Main Street Small Cap - Service Class                              -8.28%         N/A             0.79%
Oppenheimer Multiple Strategies - Service Class                                -5.83%        5.74%            7.22%
Oppenheimer Strategic Bond - Service Class                                     -3.32%        1.38%            2.62%
Van Kampen LIT Emerging Growth - Class II                                      -38.79%       12.65%          14.24%
Van Kampen LIT Growth and Income - Class II                                    -14.38%       9.86%            9.61%
Van Kampen UIF Active International Allocation - Class II                      -27.48%        N/A            -13.57%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.78%         N/A            -0.16%
Van Kampen UIF U.S. Real Estate - Class II                                      1.51%         N/A             5.15%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.40%         N/A             0.71%
Global Asset Allocation - Class IB                                             -16.17%       2.93%            5.90%
Growth and Income - Class IB                                                   -14.09%       5.13%            8.99%
Health Sciences - Class IB                                                     -27.16%        N/A             1.58%
High Yield - Class IB                                                          -4.27%        -1.24%           4.51%
Income - Class IB                                                              -0.71%        3.01%            3.73%
International Growth - Class IB                                                -28.00%        N/A             6.76%
Investors - Class IB                                                           -32.07%        N/A            -4.69%
Money Market - Class IB                                                        -4.11%        2.07%            1.64%
New Opportunities - Class IB                                                   -37.32%       3.21%            8.64%
New Value - Class IB                                                           -4.60%         N/A             6.71%
Research - Class IB                                                            -26.26%        N/A             3.19%
Utilities Growth and Income - Class IB                                         -29.67%       2.97%            5.95%
Vista - Class IB                                                               -40.60%        N/A             4.69%
Voyager - Class IB                                                             -29.76%       7.14%           10.05%
Franklin Growth and Income Securities - Class 2                                -3.14%        9.30%            9.98%
Franklin Small Cap - Class 2                                                   -22.76%       7.57%           10.36%
Franklin Small Cap Value Securities - Class 2                                   5.65%         N/A             0.22%
Mutual Shares Securities - Class II                                            -0.96%        7.17%            7.51%
Templeton Developing Markets Securities - Class 2                              -15.75%      -14.52%          -13.92%
Templeton Foreign Securities - Class 2                                         -23.48%       1.86%            6.72%
Templeton Global Income Securities - Class 2                                   -5.65%        -1.01%           1.34%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -22.93%        N/A            -9.42%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.47%       4.17%            8.84%
Oppenheimer Global Securities - Service Class                                  -19.75%       12.31%          10.88%
Oppenheimer High Income - Service Class                                        -6.04%        -2.19%           4.64%
Oppenheimer Main Street Growth & Income - Service Class                        -17.90%       3.80%           10.65%
Oppenheimer Main Street Small Cap - Service Class                              -8.28%         N/A             0.79%
Oppenheimer Multiple Strategies - Service Class                                -5.83%        5.74%            7.22%
Oppenheimer Strategic Bond - Service Class                                     -3.32%        1.38%            2.62%
Van Kampen LIT Emerging Growth - Class II                                      -38.79%       12.65%          14.24%
Van Kampen LIT Growth and Income - Class II                                    -14.38%       9.86%            9.61%
Van Kampen UIF Active International Allocation - Class II                      -27.48%        N/A            -13.57%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.78%         N/A            -0.16%
Van Kampen UIF U.S. Real Estate - Class II                                      1.51%         N/A             5.15%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

Variable Sub-account                                                           1 Year       5 Year    10 Year or Since Inception*
The George Putnam Fund of Boston - Class IB                                    -7.55%         N/A             0.56%
Global Asset Allocation - Class IB                                             -16.30%       2.77%            5.74%
Growth and Income - Class IB                                                   -14.23%       4.97%            8.82%
Health Sciences - Class IB                                                     -27.28%        N/A             1.42%
High Yield - Class IB                                                          -4.43%        -1.39%           4.35%
Income - Class IB                                                              -0.87%        2.85%            3.57%
International Growth - Class IB                                                -28.12%        N/A             6.60%
Investors - Class IB                                                           -32.18%        N/A            -4.84%
Money Market - Class IB                                                        -4.26%        1.92%            1.48%
New Opportunities - Class IB                                                   -37.42%       3.06%            8.48%
New Value - Class IB                                                           -4.75%         N/A             6.54%
Research - Class IB                                                            -26.38%        N/A             3.03%
Utilities Growth and Income - Class IB                                         -29.78%       2.81%            5.79%
Vista - Class IB                                                               -40.70%        N/A             4.53%
Voyager - Class IB                                                             -29.87%       6.98%            9.88%
Franklin Growth and Income Securities - Class 2                                -3.30%        9.13%            9.81%
Franklin Small Cap - Class 2                                                   -22.88%       7.41%           10.19%
Franklin Small Cap Value Securities - Class 2                                   5.49%         N/A             0.07%
Mutual Shares Securities - Class II                                            -1.11%        7.01%            7.35%
Templeton Developing Markets Securities - Class 2                              -15.88%      -14.66%          -14.05%
Templeton Foreign Securities - Class 2                                         -23.61%       1.70%            6.56%
Templeton Global Income Securities - Class 2                                   -5.81%        -1.16%           1.19%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -23.05%        N/A            -9.56%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -38.57%       4.01%            8.67%
Oppenheimer Global Securities - Service Class                                  -19.88%       12.14%          10.71%
Oppenheimer High Income - Service Class                                        -6.19%        -2.34%           4.48%
Oppenheimer Main Street Growth & Income - Service Class                        -18.03%       3.64%           10.48%
Oppenheimer Main Street Small Cap - Service Class                              -8.43%         N/A             0.64%
Oppenheimer Multiple Strategies - Service Class                                -5.98%        5.58%            7.06%
Oppenheimer Strategic Bond - Service Class                                     -3.48%        1.23%            2.47%
Van Kampen LIT Emerging Growth - Class II                                      -38.89%       12.48%          14.06%
Van Kampen LIT Growth and Income - Class II                                    -14.52%       9.69%            9.45%
Van Kampen UIF Active International Allocation - Class II                      -27.60%        N/A            -13.71%
Van Kampen UIF Emerging Markets Debt - Class II                                 1.61%         N/A            -0.31%
Van Kampen UIF U.S. Real Estate - Class II                                      1.35%         N/A             4.99%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


                                   APPENDIX E

      ALLSTATE ADVISOR PREFERRED CONTRACT WITH NO WITHDRAWAL CHARGE OPTION

The Allstate Advisor Preferred Variable Annuity Contracts were first offered as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to that date reflects the performance of the Variable Sub-Accounts, adjusted to reflect the current charges under the Contracts (and Options as applicable) as if they had been available throughout the periods shown. These Contract charges include an annual contract maintenance charge of $30 (not shown for non-standardized total returns), and total Variable Account annual expenses of:

-        1.79% (without any optional benefit riders), or

- 1.94% with the MAV Death Benefit Option or the Enhanced Beneficiary (Annual Increase) Protection Option, or

- 2.04% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.09% with the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, or

- 2.19% with the Earnings Protection Death Benefit Option (assuming age of oldest Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 2.19% with the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.34% with the MAV Death Benefit Option or the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date), or

- 2.34% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date), or

- 2.49% with the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date).

In addition, where Retirement Income Guarantee Option 1 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.25% of the Income Base, assuming no additional purchase payments or withdrawals. Where Retirement Income Guarantee Option 2 is included, the performance shown reflects the deduction of the annual Rider Fee equal to 0.45% of the Income Base, assuming Income Base A is in effect and assuming no additional purchase payments or withdrawals.


See the Expense Table in the Prospectus for more details.


Standardized Total Returns


Set out below are the standardized total returns for each Variable Sub-Account since its inception through December 31, 2001. The following Variable Sub-Accounts commenced operations on April 30, 1999: The George Putnam Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam Health Sciences, Putnam High Yield, Putnam Income, Putnam International Growth, Putnam Investors, Putnam Money Market, Putnam New Opportunities, Putnam New Value, Putnam Research, Putnam Utilities Growth and Income, Putnam Vista and Putnam Voyager. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information.




(Without any optional benefits)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.40%         N/A            -0.66%
Global Asset Allocation - Class IB                                             -10.21%        N/A            -4.13%
Growth and Income - Class IB                                                   -8.13%         N/A            -4.31%
Health Sciences - Class IB                                                     -21.25%        N/A            4.83%
High Yield - Class IB                                                           1.73%         N/A            -3.72%
Income - Class IB                                                               5.32%         N/A            2.85%
International Growth - Class IB                                                -22.10%        N/A            -0.22%
Investors - Class IB                                                           -26.19%        N/A           -11.82%
Money Market - Class IB                                                         1.90%         N/A            2.85%
New Opportunities - Class IB                                                   -31.45%        N/A            -9.04%
New Value - Class IB                                                            1.41%         N/A            2.45%
Research - Class IB                                                            -20.35%        N/A            -4.45%
Utilities Growth and Income - Class IB                                         -23.77%        N/A            -4.89%
Vista - Class IB                                                               -34.76%        N/A            -5.39%
Voyager - Class IB                                                             -23.86%        N/A            -4.25%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.55%         N/A            -0.81%
Global Asset Allocation - Class IB                                             -10.35%        N/A            -4.28%
Growth and Income - Class IB                                                   -8.27%         N/A            -4.45%
Health Sciences - Class IB                                                     -21.37%        N/A            4.67%
High Yield - Class IB                                                           1.58%         N/A            -3.86%
Income - Class IB                                                               5.16%         N/A            2.69%
International Growth - Class IB                                                -22.21%        N/A            -0.37%
Investors - Class IB                                                           -26.30%        N/A           -11.95%
Money Market - Class IB                                                         1.75%         N/A            2.69%
New Opportunities - Class IB                                                   -31.56%        N/A            -9.17%
New Value - Class IB                                                            1.26%         N/A            2.30%
Research - Class IB                                                            -20.47%        N/A            -4.60%
Utilities Growth and Income - Class IB                                         -23.89%        N/A            -5.03%
Vista - Class IB                                                               -34.86%        N/A            -5.53%
Voyager - Class IB                                                             -23.98%        N/A            -4.40%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.65%         N/A            -0.91%
Global Asset Allocation - Class IB                                             -10.44%        N/A            -4.37%
Growth and Income - Class IB                                                   -8.36%         N/A            -4.55%
Health Sciences - Class IB                                                     -21.45%        N/A            4.57%
High Yield - Class IB                                                           1.48%         N/A            -3.96%
Income - Class IB                                                               5.05%         N/A            2.59%
International Growth - Class IB                                                -22.29%        N/A            -0.47%
Investors - Class IB                                                           -26.37%        N/A           -12.04%
Money Market - Class IB                                                         1.65%         N/A            2.59%
New Opportunities - Class IB                                                   -31.63%        N/A            -9.26%
New Value - Class IB                                                            1.15%         N/A            2.20%
Research - Class IB                                                            -20.55%        N/A            -4.69%
Utilities Growth and Income - Class IB                                         -23.97%        N/A            -5.12%
Vista - Class IB                                                               -34.92%        N/A            -5.63%
Voyager - Class IB                                                             -24.05%        N/A            -4.49%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.70%         N/A            -0.96%
Global Asset Allocation - Class IB                                             -10.48%        N/A            -4.42%
Growth and Income - Class IB                                                   -8.41%         N/A            -4.60%
Health Sciences - Class IB                                                     -21.49%        N/A            4.51%
High Yield - Class IB                                                           1.43%         N/A            -4.00%
Income - Class IB                                                               5.00%         N/A            2.54%
International Growth - Class IB                                                -22.33%        N/A            -0.52%
Investors - Class IB                                                           -26.41%        N/A           -12.08%
Money Market - Class IB                                                         1.59%         N/A            2.54%
New Opportunities - Class IB                                                   -31.66%        N/A            -9.31%
New Value - Class IB                                                            1.10%         N/A            2.15%
Research - Class IB                                                            -20.59%        N/A            -4.74%
Utilities Growth and Income - Class IB                                         -24.00%        N/A            -5.17%
Vista - Class IB                                                               -34.96%        N/A            -5.67%
Voyager - Class IB                                                             -24.09%        N/A            -4.54%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.80%         N/A            -1.06%
Global Asset Allocation - Class IB                                             -10.57%        N/A            -4.51%
Growth and Income - Class IB                                                   -8.50%         N/A            -4.69%
Health Sciences - Class IB                                                     -21.57%        N/A            4.41%
High Yield - Class IB                                                           1.33%         N/A            -4.10%
Income - Class IB                                                               4.89%         N/A            2.44%
International Growth - Class IB                                                -22.41%        N/A            -0.62%
Investors - Class IB                                                           -26.48%        N/A           -12.17%
Money Market - Class IB                                                         1.49%         N/A            2.44%
New Opportunities - Class IB                                                   -31.73%        N/A            -9.40%
New Value - Class IB                                                            1.00%         N/A            2.04%
Research - Class IB                                                            -20.67%        N/A            -4.83%
Utilities Growth and Income - Class IB                                         -24.08%        N/A            -5.27%
Vista - Class IB                                                               -35.02%        N/A            -5.77%
Voyager - Class IB                                                             -24.17%        N/A            -4.64%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.80%         N/A            -1.06%
Global Asset Allocation - Class IB                                             -10.57%        N/A            -4.51%
Growth and Income - Class IB                                                   -8.50%         N/A            -4.69%
Health Sciences - Class IB                                                     -21.57%        N/A            4.41%
High Yield - Class IB                                                           1.33%         N/A            -4.10%
Income - Class IB                                                               4.89%         N/A            2.44%
International Growth - Class IB                                                -22.41%        N/A            -0.62%
Investors - Class IB                                                           -26.48%        N/A           -12.17%
Money Market - Class IB                                                         1.49%         N/A            2.44%
New Opportunities - Class IB                                                   -31.73%        N/A            -9.40%
New Value - Class IB                                                            1.00%         N/A            2.04%
Research - Class IB                                                            -20.67%        N/A            -4.83%
Utilities Growth and Income - Class IB                                         -24.08%        N/A            -5.27%
Vista - Class IB                                                               -35.02%        N/A            -5.77%
Voyager - Class IB                                                             -24.17%        N/A            -4.64%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.95%         N/A            -1.21%
Global Asset Allocation - Class IB                                             -10.71%        N/A            -4.66%
Growth and Income - Class IB                                                   -8.64%         N/A            -4.83%
Health Sciences - Class IB                                                     -21.69%        N/A            4.25%
High Yield - Class IB                                                           1.17%         N/A            -4.24%
Income - Class IB                                                               4.74%         N/A            2.28%
International Growth - Class IB                                                -22.53%        N/A            -0.77%
Investors - Class IB                                                           -26.60%        N/A           -12.30%
Money Market - Class IB                                                         1.34%         N/A            2.28%
New Opportunities - Class IB                                                   -31.83%        N/A            -9.54%
New Value - Class IB                                                            0.85%         N/A            1.89%
Research - Class IB                                                            -20.79%        N/A            -4.98%
Utilities Growth and Income - Class IB                                         -24.19%        N/A            -5.41%
Vista - Class IB                                                               -35.12%        N/A            -5.91%
Voyager - Class IB                                                             -24.28%        N/A            -4.78%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.95%         N/A            -1.21%
Global Asset Allocation - Class IB                                             -10.71%        N/A            -4.66%
Growth and Income - Class IB                                                   -8.64%         N/A            -4.83%
Health Sciences - Class IB                                                     -21.69%        N/A            4.25%
High Yield - Class IB                                                           1.17%         N/A            -4.24%
Income - Class IB                                                               4.74%         N/A            2.28%
International Growth - Class IB                                                -22.53%        N/A            -0.77%
Investors - Class IB                                                           -26.60%        N/A           -12.30%
Money Market - Class IB                                                         1.34%         N/A            2.28%
New Opportunities - Class IB                                                   -31.83%        N/A            -9.54%
New Value - Class IB                                                            0.85%         N/A            1.89%
Research - Class IB                                                            -20.79%        N/A            -4.98%
Utilities Growth and Income - Class IB                                         -24.19%        N/A            -5.41%
Vista - Class IB                                                               -35.12%        N/A            -5.91%
Voyager - Class IB                                                             -24.28%        N/A            -4.78%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.10%         N/A            -1.35%
Global Asset Allocation - Class IB                                             -10.84%        N/A            -4.80%
Growth and Income - Class IB                                                   -8.77%         N/A            -4.98%
Health Sciences - Class IB                                                     -21.81%        N/A            4.10%
High Yield - Class IB                                                           1.02%         N/A            -4.39%
Income - Class IB                                                               4.58%         N/A            2.13%
International Growth - Class IB                                                -22.64%        N/A            -0.92%
Investors - Class IB                                                           -26.71%        N/A           -12.44%
Money Market - Class IB                                                         1.19%         N/A            2.13%
New Opportunities - Class IB                                                   -31.94%        N/A            -9.67%
New Value - Class IB                                                            0.70%         N/A            1.74%
Research - Class IB                                                            -20.91%        N/A            -5.12%
Utilities Growth and Income - Class IB                                         -24.31%        N/A            -5.55%
Vista - Class IB                                                               -35.22%        N/A            -6.05%
Voyager - Class IB                                                             -24.40%        N/A            -4.92%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.65%         N/A            -0.95%
Global Asset Allocation - Class IB                                             -10.46%        N/A            -4.41%
Growth and Income - Class IB                                                   -8.38%         N/A            -4.60%
Health Sciences - Class IB                                                     -21.50%        N/A            4.58%
High Yield - Class IB                                                           1.48%         N/A            -4.01%
Income - Class IB                                                               5.07%         N/A            2.57%
International Growth - Class IB                                                -22.35%        N/A            -0.45%
Investors - Class IB                                                           -26.44%        N/A           -12.09%
Money Market - Class IB                                                         1.65%         N/A            2.57%
New Opportunities - Class IB                                                   -31.70%        N/A            -9.28%
New Value - Class IB                                                            1.16%         N/A            2.16%
Research - Class IB                                                            -20.60%        N/A            -4.71%
Utilities Growth and Income - Class IB                                         -24.02%        N/A            -5.15%
Vista - Class IB                                                               -35.01%        N/A            -5.62%
Voyager - Class IB                                                             -24.11%        N/A            -4.49%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.80%         N/A            -1.10%
Global Asset Allocation - Class IB                                             -10.60%        N/A            -4.55%
Growth and Income - Class IB                                                   -8.52%         N/A            -4.75%
Health Sciences - Class IB                                                     -21.62%        N/A            4.42%
High Yield - Class IB                                                           1.33%         N/A            -4.15%
Income - Class IB                                                               4.91%         N/A            2.41%
International Growth - Class IB                                                -22.46%        N/A            -0.60%
Investors - Class IB                                                           -26.55%        N/A           -12.22%
Money Market - Class IB                                                         1.50%         N/A            2.42%
New Opportunities - Class IB                                                   -31.81%        N/A            -9.41%
New Value - Class IB                                                            1.01%         N/A            2.01%
Research - Class IB                                                            -20.72%        N/A            -4.86%
Utilities Growth and Income - Class IB                                         -24.14%        N/A            -5.30%
Vista - Class IB                                                               -35.11%        N/A            -5.77%
Voyager - Class IB                                                             -24.23%        N/A            -4.64%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.90%         N/A            -1.20%
Global Asset Allocation - Class IB                                             -10.69%        N/A            -4.65%
Growth and Income - Class IB                                                   -8.61%         N/A            -4.84%
Health Sciences - Class IB                                                     -21.70%        N/A            4.32%
High Yield - Class IB                                                           1.23%         N/A            -4.25%
Income - Class IB                                                               4.80%         N/A            2.31%
International Growth - Class IB                                                -22.54%        N/A            -0.70%
Investors - Class IB                                                           -26.62%        N/A           -12.31%
Money Market - Class IB                                                         1.40%         N/A            2.32%
New Opportunities - Class IB                                                   -31.88%        N/A            -9.50%
New Value - Class IB                                                            0.90%         N/A            1.90%
Research - Class IB                                                            -20.80%        N/A            -4.95%
Utilities Growth and Income - Class IB                                         -24.22%        N/A            -5.39%
Vista - Class IB                                                               -35.17%        N/A            -5.86%
Voyager - Class IB                                                             -24.30%        N/A            -4.73%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.95%         N/A            -1.25%
Global Asset Allocation - Class IB                                             -10.73%        N/A            -4.70%
Growth and Income - Class IB                                                   -8.66%         N/A            -4.89%
Health Sciences - Class IB                                                     -21.74%        N/A            4.27%
High Yield - Class IB                                                           1.18%         N/A            -4.30%
Income - Class IB                                                               4.75%         N/A            2.26%
International Growth - Class IB                                                -22.58%        N/A            -0.75%
Investors - Class IB                                                           -26.66%        N/A           -12.35%
Money Market - Class IB                                                         1.34%         N/A            2.26%
New Opportunities - Class IB                                                   -31.91%        N/A            -9.55%
New Value - Class IB                                                            0.85%         N/A            1.85%
Research - Class IB                                                            -20.84%        N/A            -5.00%
Utilities Growth and Income - Class IB                                         -24.25%        N/A            -5.44%
Vista - Class IB                                                               -35.21%        N/A            -5.91%
Voyager - Class IB                                                             -24.34%        N/A            -4.78%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.20%         N/A            -1.50%
Global Asset Allocation - Class IB                                             -10.96%        N/A            -4.93%
Growth and Income - Class IB                                                   -8.89%         N/A            -5.13%
Health Sciences - Class IB                                                     -21.94%        N/A            4.00%
High Yield - Class IB                                                           0.92%         N/A            -4.54%
Income - Class IB                                                               4.49%         N/A            2.00%
International Growth - Class IB                                                -22.78%        N/A            -1.00%
Investors - Class IB                                                           -26.85%        N/A           -12.57%
Money Market - Class IB                                                         1.09%         N/A            2.01%
New Opportunities - Class IB                                                   -32.08%        N/A            -9.78%
New Value - Class IB                                                            0.60%         N/A            1.60%
Research - Class IB                                                            -21.04%        N/A            -5.24%
Utilities Growth and Income - Class IB                                         -24.44%        N/A            -5.68%
Vista - Class IB                                                               -35.37%        N/A            -6.14%
Voyager - Class IB                                                             -24.53%        N/A            -5.02%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.05%         N/A            -1.35%
Global Asset Allocation - Class IB                                             -10.82%        N/A            -4.79%
Growth and Income - Class IB                                                   -8.75%         N/A            -4.98%
Health Sciences - Class IB                                                     -21.82%        N/A            4.16%
High Yield - Class IB                                                           1.08%         N/A            -4.39%
Income - Class IB                                                               4.64%         N/A            2.15%
International Growth - Class IB                                                -22.66%        N/A            -0.85%
Investors - Class IB                                                           -26.73%        N/A           -12.44%
Money Market - Class IB                                                         1.24%         N/A            2.16%
New Opportunities - Class IB                                                   -31.98%        N/A            -9.64%
New Value - Class IB                                                            0.75%         N/A            1.75%
Research - Class IB                                                            -20.92%        N/A            -5.09%
Utilities Growth and Income - Class IB                                         -24.33%        N/A            -5.54%
Vista - Class IB                                                               -35.27%        N/A            -6.00%
Voyager - Class IB                                                             -24.42%        N/A            -4.88%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.20%         N/A            -1.50%
Global Asset Allocation - Class IB                                             -10.96%        N/A            -4.93%
Growth and Income - Class IB                                                   -8.89%         N/A            -5.13%
Health Sciences - Class IB                                                     -21.94%        N/A            4.00%
High Yield - Class IB                                                           0.92%         N/A            -4.54%
Income - Class IB                                                               4.49%         N/A            2.00%
International Growth - Class IB                                                -22.78%        N/A            -1.00%
Investors - Class IB                                                           -26.85%        N/A           -12.57%
Money Market - Class IB                                                         1.09%         N/A            2.01%
New Opportunities - Class IB                                                   -32.08%        N/A            -9.78%
New Value - Class IB                                                            0.60%         N/A            1.60%
Research - Class IB                                                            -21.04%        N/A            -5.24%
Utilities Growth and Income - Class IB                                         -24.44%        N/A            -5.68%
Vista - Class IB                                                               -35.37%        N/A            -6.14%
Voyager - Class IB                                                             -24.53%        N/A            -5.02%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.20%         N/A            -1.50%
Global Asset Allocation - Class IB                                             -10.96%        N/A            -4.93%
Growth and Income - Class IB                                                   -8.89%         N/A            -5.13%
Health Sciences - Class IB                                                     -21.94%        N/A            4.00%
High Yield - Class IB                                                           0.92%         N/A            -4.54%
Income - Class IB                                                               4.49%         N/A            2.00%
International Growth - Class IB                                                -22.78%        N/A            -1.00%
Investors - Class IB                                                           -26.85%        N/A           -12.57%
Money Market - Class IB                                                         1.09%         N/A            2.01%
New Opportunities - Class IB                                                   -32.08%        N/A            -9.78%
New Value - Class IB                                                            0.60%         N/A            1.60%
Research - Class IB                                                            -21.04%        N/A            -5.24%
Utilities Growth and Income - Class IB                                         -24.44%        N/A            -5.68%
Vista - Class IB                                                               -35.37%        N/A            -6.14%
Voyager - Class IB                                                             -24.53%        N/A            -5.02%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.35%         N/A            -1.64%
Global Asset Allocation - Class IB                                             -11.09%        N/A            -5.08%
Growth and Income - Class IB                                                   -9.02%         N/A            -5.27%
Health Sciences - Class IB                                                     -22.06%        N/A            3.85%
High Yield - Class IB                                                           0.77%         N/A            -4.68%
Income - Class IB                                                               4.33%         N/A            1.85%
International Growth - Class IB                                                -22.89%        N/A            -1.15%
Investors - Class IB                                                           -26.96%        N/A           -12.71%
Money Market - Class IB                                                         0.94%         N/A            1.85%
New Opportunities - Class IB                                                   -32.19%        N/A            -9.91%
New Value - Class IB                                                            0.45%         N/A            1.45%
Research - Class IB                                                            -21.16%        N/A            -5.38%
Utilities Growth and Income - Class IB                                         -24.56%        N/A            -5.82%
Vista - Class IB                                                               -35.47%        N/A            -6.29%
Voyager - Class IB                                                             -24.65%        N/A            -5.16%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.85%         N/A            -1.18%
Global Asset Allocation - Class IB                                             -10.66%        N/A            -4.63%
Growth and Income - Class IB                                                   -8.58%         N/A            -4.84%
Health Sciences - Class IB                                                     -21.70%        N/A            4.38%
High Yield - Class IB                                                           1.28%         N/A            -4.24%
Income - Class IB                                                               4.87%         N/A            2.34%
International Growth - Class IB                                                -22.55%        N/A            -0.64%
Investors - Class IB                                                           -26.64%        N/A           -12.31%
Money Market - Class IB                                                         1.45%         N/A            2.35%
New Opportunities - Class IB                                                   -31.90%        N/A            -9.47%
New Value - Class IB                                                            0.96%         N/A            1.93%
Research - Class IB                                                            -20.80%        N/A            -4.92%
Utilities Growth and Income - Class IB                                         -24.22%        N/A            -5.37%
Vista - Class IB                                                               -35.21%        N/A            -5.81%
Voyager - Class IB                                                             -24.31%        N/A            -4.69%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.00%         N/A            -1.33%
Global Asset Allocation - Class IB                                             -10.80%        N/A            -4.77%
Growth and Income - Class IB                                                   -8.72%         N/A            -4.98%
Health Sciences - Class IB                                                     -21.82%        N/A            4.22%
High Yield - Class IB                                                           1.13%         N/A            -4.39%
Income - Class IB                                                               4.71%         N/A            2.18%
International Growth - Class IB                                                -22.66%        N/A            -0.79%
Investors - Class IB                                                           -26.75%        N/A           -12.44%
Money Market - Class IB                                                         1.30%         N/A            2.20%
New Opportunities - Class IB                                                   -32.01%        N/A            -9.61%
New Value - Class IB                                                            0.81%         N/A            1.77%
Research - Class IB                                                            -20.92%        N/A            -5.06%
Utilities Growth and Income - Class IB                                         -24.34%        N/A            -5.51%
Vista - Class IB                                                               -35.31%        N/A            -5.95%
Voyager - Class IB                                                             -24.43%        N/A            -4.83%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.10%         N/A            -1.43%
Global Asset Allocation - Class IB                                             -10.89%        N/A            -4.87%
Growth and Income - Class IB                                                   -8.81%         N/A            -5.08%
Health Sciences - Class IB                                                     -21.90%        N/A            4.12%
High Yield - Class IB                                                           1.03%         N/A            -4.49%
Income - Class IB                                                               4.60%         N/A            2.08%
International Growth - Class IB                                                -22.74%        N/A            -0.89%
Investors - Class IB                                                           -26.82%        N/A           -12.53%
Money Market - Class IB                                                         1.20%         N/A            2.09%
New Opportunities - Class IB                                                   -32.08%        N/A            -9.70%
New Value - Class IB                                                            0.70%         N/A            1.67%
Research - Class IB                                                            -21.00%        N/A            -5.16%
Utilities Growth and Income - Class IB                                         -24.42%        N/A            -5.61%
Vista - Class IB                                                               -35.37%        N/A            -6.05%
Voyager - Class IB                                                             -24.50%        N/A            -4.93%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.15%         N/A            -1.48%
Global Asset Allocation - Class IB                                             -10.93%        N/A            -4.92%
Growth and Income - Class IB                                                   -8.86%         N/A            -5.12%
Health Sciences - Class IB                                                     -21.94%        N/A            4.07%
High Yield - Class IB                                                           0.98%         N/A            -4.53%
Income - Class IB                                                               4.55%         N/A            2.03%
International Growth - Class IB                                                -22.78%        N/A            -0.94%
Investors - Class IB                                                           -26.86%        N/A           -12.57%
Money Market - Class IB                                                         1.14%         N/A            2.04%
New Opportunities - Class IB                                                   -32.11%        N/A            -9.74%
New Value - Class IB                                                            0.65%         N/A            1.62%
Research - Class IB                                                            -21.04%        N/A            -5.21%
Utilities Growth and Income - Class IB                                         -24.45%        N/A            -5.66%
Vista - Class IB                                                               -35.41%        N/A            -6.10%
Voyager - Class IB                                                             -24.54%        N/A            -4.97%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.25%         N/A            -1.58%
Global Asset Allocation - Class IB                                             -11.02%        N/A            -5.01%
Growth and Income - Class IB                                                   -8.95%         N/A            -5.22%
Health Sciences - Class IB                                                     -22.02%        N/A            3.96%
High Yield - Class IB                                                           0.88%         N/A            -4.63%
Income - Class IB                                                               4.44%         N/A            1.93%
International Growth - Class IB                                                -22.86%        N/A            -1.04%
Investors - Class IB                                                           -26.93%        N/A           -12.66%
Money Market - Class IB                                                         1.04%         N/A            1.94%
New Opportunities - Class IB                                                   -32.18%        N/A            -9.83%
New Value - Class IB                                                            0.55%         N/A            1.52%
Research - Class IB                                                            -21.12%        N/A            -5.30%
Utilities Growth and Income - Class IB                                         -24.53%        N/A            -5.75%
Vista - Class IB                                                               -35.47%        N/A            -6.19%
Voyager - Class IB                                                             -24.62%        N/A            -5.07%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.25%         N/A            -1.58%
Global Asset Allocation - Class IB                                             -11.02%        N/A            -5.01%
Growth and Income - Class IB                                                   -8.95%         N/A            -5.22%
Health Sciences - Class IB                                                     -22.02%        N/A            3.96%
High Yield - Class IB                                                           0.88%         N/A            -4.63%
Income - Class IB                                                               4.44%         N/A            1.93%
International Growth - Class IB                                                -22.86%        N/A            -1.04%
Investors - Class IB                                                           -26.93%        N/A           -12.66%
Money Market - Class IB                                                         1.04%         N/A            1.94%
New Opportunities - Class IB                                                   -32.18%        N/A            -9.83%
New Value - Class IB                                                            0.55%         N/A            1.52%
Research - Class IB                                                            -21.12%        N/A            -5.30%
Utilities Growth and Income - Class IB                                         -24.53%        N/A            -5.75%
Vista - Class IB                                                               -35.47%        N/A            -6.19%
Voyager - Class IB                                                             -24.62%        N/A            -5.07%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.40%         N/A            -1.73%
Global Asset Allocation - Class IB                                             -11.16%        N/A            -5.16%
Growth and Income - Class IB                                                   -9.09%         N/A            -5.36%
Health Sciences - Class IB                                                     -22.14%        N/A            3.80%
High Yield - Class IB                                                           0.72%         N/A            -4.77%
Income - Class IB                                                               4.29%         N/A            1.77%
International Growth - Class IB                                                -22.98%        N/A            -1.19%
Investors - Class IB                                                           -27.05%        N/A           -12.79%
Money Market - Class IB                                                         0.89%         N/A            1.79%
New Opportunities - Class IB                                                   -32.28%        N/A            -9.97%
New Value - Class IB                                                            0.40%         N/A            1.36%
Research - Class IB                                                            -21.24%        N/A            -5.45%
Utilities Growth and Income - Class IB                                         -24.64%        N/A            -5.90%
Vista - Class IB                                                               -35.57%        N/A            -6.33%
Voyager - Class IB                                                             -24.73%        N/A            -5.21%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.40%         N/A            -1.73%
Global Asset Allocation - Class IB                                             -11.16%        N/A            -5.16%
Growth and Income - Class IB                                                   -9.09%         N/A            -5.36%
Health Sciences - Class IB                                                     -22.14%        N/A            3.80%
High Yield - Class IB                                                           0.72%         N/A            -4.77%
Income - Class IB                                                               4.29%         N/A            1.77%
International Growth - Class IB                                                -22.98%        N/A            -1.19%
Investors - Class IB                                                           -27.05%        N/A           -12.79%
Money Market - Class IB                                                         0.89%         N/A            1.79%
New Opportunities - Class IB                                                   -32.28%        N/A            -9.97%
New Value - Class IB                                                            0.40%         N/A            1.36%
Research - Class IB                                                            -21.24%        N/A            -5.45%
Utilities Growth and Income - Class IB                                         -24.64%        N/A            -5.90%
Vista - Class IB                                                               -35.57%        N/A            -6.33%
Voyager - Class IB                                                             -24.73%        N/A            -5.21%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year       5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.55%         N/A            -1.88%
Global Asset Allocation - Class IB                                             -11.29%        N/A            -5.30%
Growth and Income - Class IB                                                   -9.22%         N/A            -5.51%
Health Sciences - Class IB                                                     -22.26%        N/A            3.65%
High Yield - Class IB                                                           0.57%         N/A            -4.92%
Income - Class IB                                                               4.13%         N/A            1.62%
International Growth - Class IB                                                -23.09%        N/A            -1.34%
Investors - Class IB                                                           -27.16%        N/A           -12.92%
Money Market - Class IB                                                         0.74%         N/A            1.63%
New Opportunities - Class IB                                                   -32.39%        N/A           -10.11%
New Value - Class IB                                                            0.25%         N/A            1.21%
Research - Class IB                                                            -21.36%        N/A            -5.59%
Utilities Growth and Income - Class IB                                         -24.76%        N/A            -6.04%
Vista - Class IB                                                               -35.67%        N/A            -6.47%
Voyager - Class IB                                                             -24.85%        N/A            -5.36%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A             N/A
Franklin Small Cap - Class 2                                                     N/A          N/A             N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A             N/A
Mutual Shares Securities - Class II                                              N/A          N/A             N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A             N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A             N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A             N/A
LSA Aggressive Growth                                                            N/A          N/A             N/A
LSA Focused Equity                                                               N/A          N/A             N/A
LSA Mid Cap Value                                                                N/A          N/A             N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A             N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A             N/A
Oppenheimer High Income - Service Class                                          N/A          N/A             N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A             N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A             N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A             N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A             N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A             N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A             N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A             N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A             N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A             N/A

Non-Standardized Total Returns


Set  out  below  are  the  non-standardized  total  returns  for  each  Variable
Sub-Account  since its  inception  through  December  31,  2001.  The  following
Variable Sub-Accounts  commenced operations on April 30, 1999: The George Putnam
Fund of Boston, Putnam Global Asset Allocation, Putnam Growth and Income, Putnam
Health Sciences,  Putnam High Yield, Putnam Income, Putnam International Growth,
Putnam  Investors,  Putnam Money Market,  Putnam New  Opportunities,  Putnam New
Value,  Putnam Research,  Putnam  Utilities Growth and Income,  Putnam Vista and
Putnam Voyager. The remaining Variable Sub-Accounts were first offered as of the date of this Statement of Additional Information. The non-standardized total returns shown below do not reflect the $30 annual contract maintenance charge that may be imposed under the Allstate Advisor Preferred Contract.


(Without any optional benefits)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.34%         N/A            -0.58%
Global Asset Allocation - Class IB                                             -10.15%        N/A            -4.06%
Growth and Income - Class IB                                                   -8.06%         N/A            -4.23%
Health Sciences - Class IB                                                     -21.19%        N/A             4.89%
High Yield - Class IB                                                           1.80%         N/A            -3.64%
Income - Class IB                                                               5.38%         N/A             2.92%
International Growth - Class IB                                                -22.03%        N/A            -0.16%
Investors - Class IB                                                           -26.12%        N/A            -11.75%
Money Market - Class IB                                                         1.97%         N/A             2.92%
New Opportunities - Class IB                                                   -31.39%        N/A            -8.97%
New Value - Class IB                                                            1.47%         N/A             2.53%
Research - Class IB                                                            -20.28%        N/A            -4.38%
Utilities Growth and Income - Class IB                                         -23.71%        N/A            -4.81%
Vista - Class IB                                                               -34.69%        N/A            -5.33%
Voyager - Class IB                                                             -23.80%        N/A            -4.19%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.49%         N/A            -0.73%
Global Asset Allocation - Class IB                                             -10.28%        N/A            -4.20%
Growth and Income - Class IB                                                   -8.20%         N/A            -4.38%
Health Sciences - Class IB                                                     -21.30%        N/A             4.74%
High Yield - Class IB                                                           1.65%         N/A            -3.78%
Income - Class IB                                                               5.22%         N/A             2.77%
International Growth - Class IB                                                -22.15%        N/A            -0.31%
Investors - Class IB                                                           -26.23%        N/A            -11.88%
Money Market - Class IB                                                         1.81%         N/A             2.77%
New Opportunities - Class IB                                                   -31.49%        N/A            -9.11%
New Value - Class IB                                                            1.32%         N/A             2.38%
Research - Class IB                                                            -20.40%        N/A            -4.53%
Utilities Growth and Income - Class IB                                         -23.82%        N/A            -4.96%
Vista - Class IB                                                               -34.79%        N/A            -5.47%
Voyager - Class IB                                                             -23.91%        N/A            -4.33%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.58%         N/A            -0.83%
Global Asset Allocation - Class IB                                             -10.37%        N/A            -4.30%
Growth and Income - Class IB                                                   -8.29%         N/A            -4.47%
Health Sciences - Class IB                                                     -21.38%        N/A             4.63%
High Yield - Class IB                                                           1.55%         N/A            -3.88%
Income - Class IB                                                               5.12%         N/A             2.67%
International Growth - Class IB                                                -22.23%        N/A            -0.41%
Investors - Class IB                                                           -26.31%        N/A            -11.97%
Money Market - Class IB                                                         1.71%         N/A             2.67%
New Opportunities - Class IB                                                   -31.56%        N/A            -9.20%
New Value - Class IB                                                            1.22%         N/A             2.27%
Research - Class IB                                                            -20.48%        N/A            -4.62%
Utilities Growth and Income - Class IB                                         -23.90%        N/A            -5.05%
Vista - Class IB                                                               -34.86%        N/A            -5.56%
Voyager - Class IB                                                             -23.99%        N/A            -4.43%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.63%         N/A            -0.88%
Global Asset Allocation - Class IB                                             -10.42%        N/A            -4.35%
Growth and Income - Class IB                                                   -8.34%         N/A            -4.52%
Health Sciences - Class IB                                                     -21.42%        N/A             4.58%
High Yield - Class IB                                                           1.49%         N/A            -3.93%
Income - Class IB                                                               5.07%         N/A             2.62%
International Growth - Class IB                                                -22.27%        N/A            -0.46%
Investors - Class IB                                                           -26.34%        N/A            -12.01%
Money Market - Class IB                                                         1.66%         N/A             2.61%
New Opportunities - Class IB                                                   -31.60%        N/A            -9.24%
New Value - Class IB                                                            1.17%         N/A             2.22%
Research - Class IB                                                            -20.52%        N/A            -4.67%
Utilities Growth and Income - Class IB                                         -23.94%        N/A            -5.10%
Vista - Class IB                                                               -34.89%        N/A            -5.61%
Voyager - Class IB                                                             -24.03%        N/A            -4.48%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.73%         N/A            -0.98%
Global Asset Allocation - Class IB                                             -10.51%        N/A            -4.44%
Growth and Income - Class IB                                                   -8.43%         N/A            -4.61%
Health Sciences - Class IB                                                     -21.50%        N/A             4.48%
High Yield - Class IB                                                           1.39%         N/A            -4.02%
Income - Class IB                                                               4.96%         N/A             2.51%
International Growth - Class IB                                                -22.34%        N/A            -0.56%
Investors - Class IB                                                           -26.42%        N/A            -12.10%
Money Market - Class IB                                                         1.56%         N/A             2.51%
New Opportunities - Class IB                                                   -31.66%        N/A            -9.34%
New Value - Class IB                                                            1.07%         N/A             2.12%
Research - Class IB                                                            -20.60%        N/A            -4.77%
Utilities Growth and Income - Class IB                                         -24.01%        N/A            -5.19%
Vista - Class IB                                                               -34.95%        N/A            -5.71%
Voyager - Class IB                                                             -24.10%        N/A            -4.57%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.73%         N/A            -0.98%
Global Asset Allocation - Class IB                                             -10.51%        N/A            -4.44%
Growth and Income - Class IB                                                   -8.43%         N/A            -4.61%
Health Sciences - Class IB                                                     -21.50%        N/A             4.48%
High Yield - Class IB                                                           1.39%         N/A            -4.02%
Income - Class IB                                                               4.96%         N/A             2.51%
International Growth - Class IB                                                -22.34%        N/A            -0.56%
Investors - Class IB                                                           -26.42%        N/A            -12.10%
Money Market - Class IB                                                         1.56%         N/A             2.51%
New Opportunities - Class IB                                                   -31.66%        N/A            -9.34%
New Value - Class IB                                                            1.07%         N/A             2.12%
Research - Class IB                                                            -20.60%        N/A            -4.77%
Utilities Growth and Income - Class IB                                         -24.01%        N/A            -5.19%
Vista - Class IB                                                               -34.95%        N/A            -5.71%
Voyager - Class IB                                                             -24.10%        N/A            -4.57%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.88%         N/A            -1.13%
Global Asset Allocation - Class IB                                             -10.64%        N/A            -4.58%
Growth and Income - Class IB                                                   -8.57%         N/A            -4.76%
Health Sciences - Class IB                                                     -21.62%        N/A             4.32%
High Yield - Class IB                                                           1.24%         N/A            -4.17%
Income - Class IB                                                               4.80%         N/A             2.36%
International Growth - Class IB                                                -22.46%        N/A            -0.71%
Investors - Class IB                                                           -26.53%        N/A            -12.23%
Money Market - Class IB                                                         1.41%         N/A             2.36%
New Opportunities - Class IB                                                   -31.77%        N/A            -9.47%
New Value - Class IB                                                            0.92%         N/A             1.97%
Research - Class IB                                                            -20.72%        N/A            -4.91%
Utilities Growth and Income - Class IB                                         -24.13%        N/A            -5.34%
Vista - Class IB                                                               -35.05%        N/A            -5.85%
Voyager - Class IB                                                             -24.22%        N/A            -4.71%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.88%         N/A            -1.13%
Global Asset Allocation - Class IB                                             -10.64%        N/A            -4.58%
Growth and Income - Class IB                                                   -8.57%         N/A            -4.76%
Health Sciences - Class IB                                                     -21.62%        N/A             4.32%
High Yield - Class IB                                                           1.24%         N/A            -4.17%
Income - Class IB                                                               4.80%         N/A             2.36%
International Growth - Class IB                                                -22.46%        N/A            -0.71%
Investors - Class IB                                                           -26.53%        N/A            -12.23%
Money Market - Class IB                                                         1.41%         N/A             2.36%
New Opportunities - Class IB                                                   -31.77%        N/A            -9.47%
New Value - Class IB                                                            0.92%         N/A             1.97%
Research - Class IB                                                            -20.72%        N/A            -4.91%
Utilities Growth and Income - Class IB                                         -24.13%        N/A            -5.34%
Vista - Class IB                                                               -35.05%        N/A            -5.85%
Voyager - Class IB                                                             -24.22%        N/A            -4.71%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.03%         N/A            -1.28%
Global Asset Allocation - Class IB                                             -10.78%        N/A            -4.73%
Growth and Income - Class IB                                                   -8.71%         N/A            -4.90%
Health Sciences - Class IB                                                     -21.74%        N/A             4.16%
High Yield - Class IB                                                           1.09%         N/A            -4.31%
Income - Class IB                                                               4.64%         N/A             2.21%
International Growth - Class IB                                                -22.58%        N/A            -0.85%
Investors - Class IB                                                           -26.64%        N/A            -12.36%
Money Market - Class IB                                                         1.25%         N/A             2.20%
New Opportunities - Class IB                                                   -31.87%        N/A            -9.61%
New Value - Class IB                                                            0.76%         N/A             1.82%
Research - Class IB                                                            -20.84%        N/A            -5.05%
Utilities Growth and Income - Class IB                                         -24.24%        N/A            -5.48%
Vista - Class IB                                                               -35.15%        N/A            -5.99%
Voyager - Class IB                                                             -24.33%        N/A            -4.86%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.59%         N/A            -0.87%
Global Asset Allocation - Class IB                                             -10.40%        N/A            -4.33%
Growth and Income - Class IB                                                   -8.31%         N/A            -4.52%
Health Sciences - Class IB                                                     -21.44%        N/A             4.65%
High Yield - Class IB                                                           1.55%         N/A            -3.93%
Income - Class IB                                                               5.13%         N/A             2.64%
International Growth - Class IB                                                -22.28%        N/A            -0.39%
Investors - Class IB                                                           -26.37%        N/A            -12.02%
Money Market - Class IB                                                         1.72%         N/A             2.65%
New Opportunities - Class IB                                                   -31.64%        N/A            -9.21%
New Value - Class IB                                                            1.22%         N/A             2.24%
Research - Class IB                                                            -20.53%        N/A            -4.64%
Utilities Growth and Income - Class IB                                         -23.96%        N/A            -5.08%
Vista - Class IB                                                               -34.94%        N/A            -5.56%
Voyager - Class IB                                                             -24.05%        N/A            -4.43%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.74%         N/A            -1.02%
Global Asset Allocation - Class IB                                             -10.53%        N/A            -4.48%
Growth and Income - Class IB                                                   -8.45%         N/A            -4.67%
Health Sciences - Class IB                                                     -21.55%        N/A             4.49%
High Yield - Class IB                                                           1.40%         N/A            -4.08%
Income - Class IB                                                               4.97%         N/A             2.49%
International Growth - Class IB                                                -22.40%        N/A            -0.54%
Investors - Class IB                                                           -26.48%        N/A            -12.15%
Money Market - Class IB                                                         1.56%         N/A             2.49%
New Opportunities - Class IB                                                   -31.74%        N/A            -9.35%
New Value - Class IB                                                            1.07%         N/A             2.09%
Research - Class IB                                                            -20.65%        N/A            -4.79%
Utilities Growth and Income - Class IB                                         -24.07%        N/A            -5.23%
Vista - Class IB                                                               -35.04%        N/A            -5.70%
Voyager - Class IB                                                             -24.16%        N/A            -4.57%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.83%         N/A            -1.12%
Global Asset Allocation - Class IB                                             -10.62%        N/A            -4.57%
Growth and Income - Class IB                                                   -8.54%         N/A            -4.76%
Health Sciences - Class IB                                                     -21.63%        N/A             4.38%
High Yield - Class IB                                                           1.30%         N/A            -4.17%
Income - Class IB                                                               4.87%         N/A             2.38%
International Growth - Class IB                                                -22.48%        N/A            -0.64%
Investors - Class IB                                                           -26.56%        N/A            -12.24%
Money Market - Class IB                                                         1.46%         N/A             2.39%
New Opportunities - Class IB                                                   -31.81%        N/A            -9.44%
New Value - Class IB                                                            0.97%         N/A             1.98%
Research - Class IB                                                            -20.73%        N/A            -4.88%
Utilities Growth and Income - Class IB                                         -24.15%        N/A            -5.32%
Vista - Class IB                                                               -35.11%        N/A            -5.80%
Voyager - Class IB                                                             -24.24%        N/A            -4.67%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.88%         N/A            -1.17%
Global Asset Allocation - Class IB                                             -10.67%        N/A            -4.62%
Growth and Income - Class IB                                                   -8.59%         N/A            -4.81%
Health Sciences - Class IB                                                     -21.67%        N/A             4.33%
High Yield - Class IB                                                           1.24%         N/A            -4.22%
Income - Class IB                                                               4.82%         N/A             2.33%
International Growth - Class IB                                                -22.52%        N/A            -0.69%
Investors - Class IB                                                           -26.59%        N/A            -12.28%
Money Market - Class IB                                                         1.41%         N/A             2.34%
New Opportunities - Class IB                                                   -31.85%        N/A            -9.48%
New Value - Class IB                                                            0.92%         N/A             1.93%
Research - Class IB                                                            -20.77%        N/A            -4.93%
Utilities Growth and Income - Class IB                                         -24.19%        N/A            -5.37%
Vista - Class IB                                                               -35.14%        N/A            -5.85%
Voyager - Class IB                                                             -24.28%        N/A            -4.72%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.13%         N/A            -1.42%
Global Asset Allocation - Class IB                                             -10.89%        N/A            -4.86%
Growth and Income - Class IB                                                   -8.82%         N/A            -5.05%
Health Sciences - Class IB                                                     -21.87%        N/A             4.07%
High Yield - Class IB                                                           0.99%         N/A            -4.46%
Income - Class IB                                                               4.55%         N/A             2.08%
International Growth - Class IB                                                -22.71%        N/A            -0.94%
Investors - Class IB                                                           -26.78%        N/A            -12.50%
Money Market - Class IB                                                         1.16%         N/A             2.08%
New Opportunities - Class IB                                                   -32.02%        N/A            -9.71%
New Value - Class IB                                                            0.67%         N/A             1.68%
Research - Class IB                                                            -20.97%        N/A            -5.17%
Utilities Growth and Income - Class IB                                         -24.38%        N/A            -5.61%
Vista - Class IB                                                               -35.30%        N/A            -6.08%
Voyager - Class IB                                                             -24.47%        N/A            -4.96%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.98%         N/A            -1.27%
Global Asset Allocation - Class IB                                             -10.76%        N/A            -4.72%
Growth and Income - Class IB                                                   -8.68%         N/A            -4.91%
Health Sciences - Class IB                                                     -21.75%        N/A             4.23%
High Yield - Class IB                                                           1.14%         N/A            -4.32%
Income - Class IB                                                               4.71%         N/A             2.23%
International Growth - Class IB                                                -22.59%        N/A            -0.79%
Investors - Class IB                                                           -26.67%        N/A            -12.37%
Money Market - Class IB                                                         1.31%         N/A             2.24%
New Opportunities - Class IB                                                   -31.91%        N/A            -9.58%
New Value - Class IB                                                            0.82%         N/A             1.83%
Research - Class IB                                                            -20.85%        N/A            -5.03%
Utilities Growth and Income - Class IB                                         -24.26%        N/A            -5.46%
Vista - Class IB                                                               -35.20%        N/A            -5.94%
Voyager - Class IB                                                             -24.35%        N/A            -4.81%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.13%         N/A            -1.42%
Global Asset Allocation - Class IB                                             -10.89%        N/A            -4.86%
Growth and Income - Class IB                                                   -8.82%         N/A            -5.05%
Health Sciences - Class IB                                                     -21.87%        N/A             4.07%
High Yield - Class IB                                                           0.99%         N/A            -4.46%
Income - Class IB                                                               4.55%         N/A             2.08%
International Growth - Class IB                                                -22.71%        N/A            -0.94%
Investors - Class IB                                                           -26.78%        N/A            -12.50%
Money Market - Class IB                                                         1.16%         N/A             2.08%
New Opportunities - Class IB                                                   -32.02%        N/A            -9.71%
New Value - Class IB                                                            0.67%         N/A             1.68%
Research - Class IB                                                            -20.97%        N/A            -5.17%
Utilities Growth and Income - Class IB                                         -24.38%        N/A            -5.61%
Vista - Class IB                                                               -35.30%        N/A            -6.08%
Voyager - Class IB                                                             -24.47%        N/A            -4.96%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.13%         N/A            -1.42%
Global Asset Allocation - Class IB                                             -10.89%        N/A            -4.86%
Growth and Income - Class IB                                                   -8.82%         N/A            -5.05%
Health Sciences - Class IB                                                     -21.87%        N/A             4.07%
High Yield - Class IB                                                           0.99%         N/A            -4.46%
Income - Class IB                                                               4.55%         N/A             2.08%
International Growth - Class IB                                                -22.71%        N/A            -0.94%
Investors - Class IB                                                           -26.78%        N/A            -12.50%
Money Market - Class IB                                                         1.16%         N/A             2.08%
New Opportunities - Class IB                                                   -32.02%        N/A            -9.71%
New Value - Class IB                                                            0.67%         N/A             1.68%
Research - Class IB                                                            -20.97%        N/A            -5.17%
Utilities Growth and Income - Class IB                                         -24.38%        N/A            -5.61%
Vista - Class IB                                                               -35.30%        N/A            -6.08%
Voyager - Class IB                                                             -24.47%        N/A            -4.96%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.28%         N/A            -1.57%
Global Asset Allocation - Class IB                                             -11.03%        N/A            -5.00%
Growth and Income - Class IB                                                   -8.96%         N/A            -5.19%
Health Sciences - Class IB                                                     -21.99%        N/A             3.91%
High Yield - Class IB                                                           0.84%         N/A            -4.60%
Income - Class IB                                                               4.39%         N/A             1.92%
International Growth - Class IB                                                -22.83%        N/A            -1.09%
Investors - Class IB                                                           -26.89%        N/A            -12.63%
Money Market - Class IB                                                         1.00%         N/A             1.93%
New Opportunities - Class IB                                                   -32.12%        N/A            -9.85%
New Value - Class IB                                                            0.51%         N/A             1.52%
Research - Class IB                                                            -21.09%        N/A            -5.31%
Utilities Growth and Income - Class IB                                         -24.49%        N/A            -5.75%
Vista - Class IB                                                               -35.40%        N/A            -6.22%
Voyager - Class IB                                                             -24.58%        N/A            -5.10%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.79%         N/A            -1.10%
Global Asset Allocation - Class IB                                             -10.60%        N/A            -4.55%
Growth and Income - Class IB                                                   -8.51%         N/A            -4.76%
Health Sciences - Class IB                                                     -21.64%        N/A             4.45%
High Yield - Class IB                                                           1.35%         N/A            -4.17%
Income - Class IB                                                               4.93%         N/A             2.41%
International Growth - Class IB                                                -22.48%        N/A            -0.58%
Investors - Class IB                                                           -26.57%        N/A            -12.23%
Money Market - Class IB                                                         1.52%         N/A             2.43%
New Opportunities - Class IB                                                   -31.84%        N/A            -9.40%
New Value - Class IB                                                            1.02%         N/A             2.01%
Research - Class IB                                                            -20.73%        N/A            -4.85%
Utilities Growth and Income - Class IB                                         -24.16%        N/A            -5.30%
Vista - Class IB                                                               -35.14%        N/A            -5.75%
Voyager - Class IB                                                             -24.25%        N/A            -4.62%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.94%         N/A            -1.25%
Global Asset Allocation - Class IB                                             -10.73%        N/A            -4.70%
Growth and Income - Class IB                                                   -8.65%         N/A            -4.90%
Health Sciences - Class IB                                                     -21.75%        N/A             4.29%
High Yield - Class IB                                                           1.20%         N/A            -4.31%
Income - Class IB                                                               4.77%         N/A             2.26%
International Growth - Class IB                                                -22.60%        N/A            -0.73%
Investors - Class IB                                                           -26.68%        N/A            -12.37%
Money Market - Class IB                                                         1.36%         N/A             2.27%
New Opportunities - Class IB                                                   -31.94%        N/A            -9.54%
New Value - Class IB                                                            0.87%         N/A             1.85%
Research - Class IB                                                            -20.85%        N/A            -4.99%
Utilities Growth and Income - Class IB                                         -24.27%        N/A            -5.44%
Vista - Class IB                                                               -35.24%        N/A            -5.89%
Voyager - Class IB                                                             -24.36%        N/A            -4.77%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.03%         N/A            -1.35%
Global Asset Allocation - Class IB                                             -10.82%        N/A            -4.79%
Growth and Income - Class IB                                                   -8.74%         N/A            -5.00%
Health Sciences - Class IB                                                     -21.83%        N/A             4.19%
High Yield - Class IB                                                           1.10%         N/A            -4.41%
Income - Class IB                                                               4.67%         N/A             2.16%
International Growth - Class IB                                                -22.68%        N/A            -0.83%
Investors - Class IB                                                           -26.76%        N/A            -12.45%
Money Market - Class IB                                                         1.26%         N/A             2.17%
New Opportunities - Class IB                                                   -32.01%        N/A            -9.63%
New Value - Class IB                                                            0.77%         N/A             1.75%
Research - Class IB                                                            -20.93%        N/A            -5.09%
Utilities Growth and Income - Class IB                                         -24.35%        N/A            -5.54%
Vista - Class IB                                                               -35.31%        N/A            -5.99%
Voyager - Class IB                                                             -24.44%        N/A            -4.86%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.08%         N/A            -1.40%
Global Asset Allocation - Class IB                                             -10.87%        N/A            -4.84%
Growth and Income - Class IB                                                   -8.79%         N/A            -5.05%
Health Sciences - Class IB                                                     -21.87%        N/A             4.13%
High Yield - Class IB                                                           1.04%         N/A            -4.46%
Income - Class IB                                                               4.62%         N/A             2.10%
International Growth - Class IB                                                -22.72%        N/A            -0.88%
Investors - Class IB                                                           -26.79%        N/A            -12.50%
Money Market - Class IB                                                         1.21%         N/A             2.12%
New Opportunities - Class IB                                                   -32.05%        N/A            -9.68%
New Value - Class IB                                                            0.72%         N/A             1.70%
Research - Class IB                                                            -20.97%        N/A            -5.14%
Utilities Growth and Income - Class IB                                         -24.39%        N/A            -5.58%
Vista - Class IB                                                               -35.34%        N/A            -6.03%
Voyager - Class IB                                                             -24.48%        N/A            -4.91%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.18%         N/A            -1.50%
Global Asset Allocation - Class IB                                             -10.96%        N/A            -4.94%
Growth and Income - Class IB                                                   -8.88%         N/A            -5.14%
Health Sciences - Class IB                                                     -21.95%        N/A             4.03%
High Yield - Class IB                                                           0.94%         N/A            -4.55%
Income - Class IB                                                               4.51%         N/A             2.00%
International Growth - Class IB                                                -22.79%        N/A            -0.98%
Investors - Class IB                                                           -26.87%        N/A            -12.59%
Money Market - Class IB                                                         1.11%         N/A             2.01%
New Opportunities - Class IB                                                   -32.11%        N/A            -9.77%
New Value - Class IB                                                            0.62%         N/A             1.60%
Research - Class IB                                                            -21.05%        N/A            -5.23%
Utilities Growth and Income - Class IB                                         -24.46%        N/A            -5.68%
Vista - Class IB                                                               -35.40%        N/A            -6.13%
Voyager - Class IB                                                             -24.55%        N/A            -5.01%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.18%         N/A            -1.50%
Global Asset Allocation - Class IB                                             -10.96%        N/A            -4.94%
Growth and Income - Class IB                                                   -8.88%         N/A            -5.14%
Health Sciences - Class IB                                                     -21.95%        N/A             4.03%
High Yield - Class IB                                                           0.94%         N/A            -4.55%
Income - Class IB                                                               4.51%         N/A             2.00%
International Growth - Class IB                                                -22.79%        N/A            -0.98%
Investors - Class IB                                                           -26.87%        N/A            -12.59%
Money Market - Class IB                                                         1.11%         N/A             2.01%
New Opportunities - Class IB                                                   -32.11%        N/A            -9.77%
New Value - Class IB                                                            0.62%         N/A             1.60%
Research - Class IB                                                            -21.05%        N/A            -5.23%
Utilities Growth and Income - Class IB                                         -24.46%        N/A            -5.68%
Vista - Class IB                                                               -35.40%        N/A            -6.13%
Voyager - Class IB                                                             -24.55%        N/A            -5.01%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.33%         N/A            -1.65%
Global Asset Allocation - Class IB                                             -11.09%        N/A            -5.08%
Growth and Income - Class IB                                                   -9.02%         N/A            -5.28%
Health Sciences - Class IB                                                     -22.07%        N/A             3.87%
High Yield - Class IB                                                           0.79%         N/A            -4.70%
Income - Class IB                                                               4.35%         N/A             1.85%
International Growth - Class IB                                                -22.91%        N/A            -1.13%
Investors - Class IB                                                           -26.98%        N/A            -12.72%
Money Market - Class IB                                                         0.96%         N/A             1.86%
New Opportunities - Class IB                                                   -32.22%        N/A            -9.91%
New Value - Class IB                                                            0.47%         N/A             1.44%
Research - Class IB                                                            -21.17%        N/A            -5.38%
Utilities Growth and Income - Class IB                                         -24.58%        N/A            -5.82%
Vista - Class IB                                                               -35.50%        N/A            -6.27%
Voyager - Class IB                                                             -24.67%        N/A            -5.15%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.33%         N/A            -1.65%
Global Asset Allocation - Class IB                                             -11.09%        N/A            -5.08%
Growth and Income - Class IB                                                   -9.02%         N/A            -5.28%
Health Sciences - Class IB                                                     -22.07%        N/A             3.87%
High Yield - Class IB                                                           0.79%         N/A            -4.70%
Income - Class IB                                                               4.35%         N/A             1.85%
International Growth - Class IB                                                -22.91%        N/A            -1.13%
Investors - Class IB                                                           -26.98%        N/A            -12.72%
Money Market - Class IB                                                         0.96%         N/A             1.86%
New Opportunities - Class IB                                                   -32.22%        N/A            -9.91%
New Value - Class IB                                                            0.47%         N/A             1.44%
Research - Class IB                                                            -21.17%        N/A            -5.38%
Utilities Growth and Income - Class IB                                         -24.58%        N/A            -5.82%
Vista - Class IB                                                               -35.50%        N/A            -6.27%
Voyager - Class IB                                                             -24.67%        N/A            -5.15%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.48%         N/A            -1.80%
Global Asset Allocation - Class IB                                             -11.23%        N/A            -5.23%
Growth and Income - Class IB                                                   -9.16%         N/A            -5.43%
Health Sciences - Class IB                                                     -22.19%        N/A             3.71%
High Yield - Class IB                                                           0.64%         N/A            -4.84%
Income - Class IB                                                               4.19%         N/A             1.69%
International Growth - Class IB                                                -23.03%        N/A            -1.28%
Investors - Class IB                                                           -27.09%        N/A            -12.85%
Money Market - Class IB                                                         0.80%         N/A             1.71%
New Opportunities - Class IB                                                   -32.32%        N/A            -10.04%
New Value - Class IB                                                            0.31%         N/A             1.29%
Research - Class IB                                                            -21.29%        N/A            -5.52%
Utilities Growth and Income - Class IB                                         -24.69%        N/A            -5.96%
Vista - Class IB                                                               -35.60%        N/A            -6.41%
Voyager - Class IB                                                             -24.78%        N/A            -5.29%
Franklin Growth and Income Securities - Class 2                                  N/A          N/A              N/A
Franklin Small Cap - Class 2                                                     N/A          N/A              N/A
Franklin Small Cap Value Securities - Class 2                                    N/A          N/A              N/A
Mutual Shares Securities - Class II                                              N/A          N/A              N/A
Templeton Developing Markets Securities - Class 2                                N/A          N/A              N/A
Templeton Foreign Securities - Class 2                                           N/A          N/A              N/A
Templeton Global Income Securities - Class 2                                     N/A          N/A              N/A
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                               N/A          N/A              N/A
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                    N/A          N/A              N/A
Oppenheimer Global Securities - Service Class                                    N/A          N/A              N/A
Oppenheimer High Income - Service Class                                          N/A          N/A              N/A
Oppenheimer Main Street Growth & Income - Service Class                          N/A          N/A              N/A
Oppenheimer Main Street Small Cap - Service Class                                N/A          N/A              N/A
Oppenheimer Multiple Strategies - Service Class                                  N/A          N/A              N/A
Oppenheimer Strategic Bond - Service Class                                       N/A          N/A              N/A
Van Kampen LIT Emerging Growth - Class II                                        N/A          N/A              N/A
Van Kampen LIT Growth and Income - Class II                                      N/A          N/A              N/A
Van Kampen UIF Active International Allocation - Class II                        N/A          N/A              N/A
Van Kampen UIF Emerging Markets Debt - Class II                                  N/A          N/A              N/A
Van Kampen UIF U.S. Real Estate - Class II                                       N/A          N/A              N/A


Adjusted Historical Total Returns


Set out below are the adjusted historical total returns for each Variable
Sub-Account since the Portfolio's inception through December 31, 2001. Adjusted historical total returns are computed in the same manner as standardized total returns, except that the performance figures shown are based on the Portfolios' historical performance since the inception of the Portfolios rather than the inception of the Variable Sub-Accounts.



Variable Sub-Account                                       Inception Date of
                                                      Corresponding Portfolio

The George Putnam Fund of Boston - Class IB*                  04/30/98
Global Asset Allocation - Class IB*                           02/01/88
Growth and Income - Class IB*                                 02/01/88
Health Sciences - Class IB*                                   04/30/98
High Yield - Class IB*                                        02/01/88
Income - Class IB*                                            02/01/88
International Growth - Class IB*                              01/02/97
Investors - Class IB*                                         04/30/98
Money Market - Class IB*                                      02/01/88
New Opportunities - Class IB*                                 05/02/94
New Value - Class IB*                                         01/02/97
Research - Class IB*                                          09/29/98
Utilities Growth and Income - Class IB*                       05/01/92
Vista - Class IB*                                             01/02/97
Voyager - Class IB*                                           02/01/88
Franklin Growth and Income Securities - Class 2               01/24/89
Franklin Small Cap - Class 2                                  10/31/95
Franklin Small Cap Value Securities - Class 2                 04/30/98
Mutual Shares Securities - Class II                           11/08/96
Templeton Developing Markets Securities - Class 2             03/04/96
Templeton Foreign Securities - Class 2                        05/01/92
Templeton Global Income Securities - Class 2                  01/24/89
LSA Aggressive Growth                                         08/14/01
LSA Focused Equity                                            10/01/99
LSA Mid Cap Value                                             08/14/01
Oppenheimer Aggressive Growth - Service Class                 08/15/86
Oppenheimer Global Securities - Service Class                 11/12/90
Oppenheimer High Income - Service Class                       04/30/86
Oppenheimer Main Street Growth & Income - Service Class       07/05/95
Oppenheimer Main Street Small Cap - Service Class             05/01/98
Oppenheimer Multiple Strategies - Service Class               02/09/87
Oppenheimer Strategic Bond - Service Class                    05/03/93
Van Kampen LIT Emerging Growth - Class II                     07/03/95
Van Kampen LIT Growth and Income - Class II                   12/23/96
Van Kampen UIF Active International Allocation - Class II     08/31/99
Van Kampen UIF Emerging Markets Debt - Class II               06/16/97
Van Kampen UIF U.S. Real Estate - Class II                    03/03/97

* Each  of the  Portfolios  (Class  IB  shares)  corresponding  to the  Variable
Sub-Accounts  commenced  operations on April 30, 1998,  except for the Putnam VT
Growth and Income Fund which commenced operations on April 6, 1998, and the Putnam VT Research Fund, which commenced operations September 30, 1998. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios
(Class IA shares),  adjusted to reflect the current  expenses of the  Portfolios
(Class IB shares). The inception dates for the Portfolios (Class IA shares) are shown in the above table.


(Without any optional benefits)
Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB*                                    -1.40%         N/A             1.65%
Global Asset Allocation - Class IB*                                             -10.21%       3.76%            6.70%
Growth and Income - Class IB*                                                   -8.13%        5.97%            9.77%
Health Sciences - Class IB*                                                     -21.25%        N/A             2.49%
High Yield - Class IB*                                                           1.73%        -0.35%           5.30%
Income - Class IB*                                                               5.32%        3.90%            4.58%
International Growth - Class IB*                                                -22.10%        N/A             7.57%
Investors - Class IB*                                                           -26.19%        N/A            -3.84%
Money Market - Class IB*                                                         1.90%        2.97%            2.52%
New Opportunities - Class IB*                                                   -31.45%       3.99%            9.41%
New Value - Class IB*                                                            1.41%         N/A             7.58%
Research - Class IB*                                                            -20.35%        N/A             4.10%
Utilities Growth and Income - Class IB*                                         -23.77%       3.78%            6.76%
Vista - Class IB*                                                               -34.76%        N/A             5.48%
Voyager - Class IB*                                                             -23.86%       7.94%           10.82%
Franklin Growth and Income Securities - Class 2                                 2.87%        10.15%          10.78%
Franklin Small Cap - Class 2                                                   -16.83%       8.40%           11.23%
Franklin Small Cap Value Securities - Class 2                                  11.71%         N/A             1.26%
Mutual Shares Securities - Class II                                             5.07%        8.05%            8.46%
Templeton Developing Markets Securities - Class 2                              -9.79%       -13.46%          -12.81%
Templeton Foreign Securities - Class 2                                         -17.56%       2.70%            7.52%
Templeton Global Income Securities - Class 2                                    0.35%        -0.10%           2.21%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.01%        N/A            -6.33%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -32.61%       4.98%            9.60%
Oppenheimer Global Securities - Service Class                                  -13.81%       13.14%          11.68%
Oppenheimer High Income - Service Class                                        -0.04%        -1.30%           5.42%
Oppenheimer Main Street Growth & Income - Service Class                        -11.95%       4.62%           11.44%
Oppenheimer Main Street Small Cap - Service Class                              -2.29%         N/A             1.71%
Oppenheimer Multiple Strategies - Service Class                                 0.18%        6.60%            8.03%
Oppenheimer Strategic Bond - Service Class                                      2.69%        2.28%            3.51%
Van Kampen LIT Emerging Growth - Class II                                      -32.94%       13.44%          15.05%
Van Kampen LIT Growth and Income - Class II                                    -8.42%        10.69%          10.55%
Van Kampen UIF Active International Allocation - Class II                      -21.58%        N/A            -10.45%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.81%         N/A             0.86%
Van Kampen UIF U.S. Real Estate - Class II                                      7.55%         N/A             6.07%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.55%         N/A             1.50%
Global Asset Allocation - Class IB                                             -10.35%       3.61%            6.54%
Growth and Income - Class IB                                                   -8.27%        5.81%            9.61%
Health Sciences - Class IB                                                     -21.37%        N/A             2.33%
High Yield - Class IB                                                           1.58%        -0.50%           5.14%
Income - Class IB                                                               5.16%        3.74%            4.42%
International Growth - Class IB                                                -22.21%        N/A             7.41%
Investors - Class IB                                                           -26.30%        N/A            -3.98%
Money Market - Class IB                                                         1.75%        2.81%            2.37%
New Opportunities - Class IB                                                   -31.56%       3.84%            9.25%
New Value - Class IB                                                            1.26%         N/A             7.42%
Research - Class IB                                                            -20.47%        N/A             3.95%
Utilities Growth and Income - Class IB                                         -23.89%       3.63%            6.60%
Vista - Class IB                                                               -34.86%        N/A             5.32%
Voyager - Class IB                                                             -23.98%       7.77%           10.65%
Franklin Growth and Income Securities - Class 2                                 2.71%        9.98%           10.61%
Franklin Small Cap - Class 2                                                   -16.95%       8.24%           11.06%
Franklin Small Cap Value Securities - Class 2                                  11.54%         N/A             1.11%
Mutual Shares Securities - Class II                                             4.91%        7.89%            8.30%
Templeton Developing Markets Securities - Class 2                              -9.92%       -13.59%          -12.95%
Templeton Foreign Securities - Class 2                                         -17.69%       2.54%            7.36%
Templeton Global Income Securities - Class 2                                    0.20%        -0.25%           2.06%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.13%        N/A            -6.47%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -32.71%       4.82%            9.43%
Oppenheimer Global Securities - Service Class                                  -13.94%       12.97%          11.51%
Oppenheimer High Income - Service Class                                        -0.19%        -1.45%           5.26%
Oppenheimer Main Street Growth & Income - Service Class                        -12.08%       4.46%           11.27%
Oppenheimer Main Street Small Cap - Service Class                              -2.43%         N/A             1.56%
Oppenheimer Multiple Strategies - Service Class                                 0.03%        6.44%            7.87%
Oppenheimer Strategic Bond - Service Class                                      2.54%        2.12%            3.36%
Van Kampen LIT Emerging Growth - Class II                                      -33.04%       13.27%          14.87%
Van Kampen LIT Growth and Income - Class II                                    -8.56%        10.53%          10.38%
Van Kampen UIF Active International Allocation - Class II                      -21.70%        N/A            -10.58%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.65%         N/A             0.71%
Van Kampen UIF U.S. Real Estate - Class II                                      7.38%         N/A             5.91%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.65%         N/A             1.40%
Global Asset Allocation - Class IB                                             -10.44%       3.51%            6.44%
Growth and Income - Class IB                                                   -8.36%        5.70%            9.50%
Health Sciences - Class IB                                                     -21.45%        N/A             2.23%
High Yield - Class IB                                                           1.48%        -0.60%           5.03%
Income - Class IB                                                               5.05%        3.64%            4.32%
International Growth - Class IB                                                -22.29%        N/A             7.30%
Investors - Class IB                                                           -26.37%        N/A            -4.08%
Money Market - Class IB                                                         1.65%        2.71%            2.27%
New Opportunities - Class IB                                                   -31.63%       3.73%            9.14%
New Value - Class IB                                                            1.15%         N/A             7.31%
Research - Class IB                                                            -20.55%        N/A             3.84%
Utilities Growth and Income - Class IB                                         -23.97%       3.53%            6.49%
Vista - Class IB                                                               -34.92%        N/A             5.22%
Voyager - Class IB                                                             -24.05%       7.67%           10.54%
Franklin Growth and Income Securities - Class 2                                 2.61%        9.87%           10.50%
Franklin Small Cap - Class 2                                                   -17.04%       8.13%           10.95%
Franklin Small Cap Value Securities - Class 2                                  11.43%         N/A             1.01%
Mutual Shares Securities - Class II                                             4.80%        7.78%            8.19%
Templeton Developing Markets Securities - Class 2                              -10.01%      -13.67%          -13.03%
Templeton Foreign Securities - Class 2                                         -17.77%       2.44%            7.25%
Templeton Global Income Securities - Class 2                                    0.10%        -0.35%           1.95%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.21%        N/A            -6.57%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -32.78%       4.71%            9.32%
Oppenheimer Global Securities - Service Class                                  -14.03%       12.85%          11.40%
Oppenheimer High Income - Service Class                                        -0.29%        -1.55%           5.15%
Oppenheimer Main Street Growth & Income - Service Class                        -12.17%       4.35%           11.16%
Oppenheimer Main Street Small Cap - Service Class                              -2.53%         N/A             1.46%
Oppenheimer Multiple Strategies - Service Class                                -0.08%        6.33%            7.76%
Oppenheimer Strategic Bond - Service Class                                      2.43%        2.02%            3.25%
Van Kampen LIT Emerging Growth - Class II                                      -33.11%       13.16%          14.76%
Van Kampen LIT Growth and Income - Class II                                    -8.65%        10.42%          10.27%
Van Kampen UIF Active International Allocation - Class II                      -21.78%        N/A            -10.67%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.54%         N/A             0.61%
Van Kampen UIF U.S. Real Estate - Class II                                      7.28%         N/A             5.80%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.70%         N/A             1.35%
Global Asset Allocation - Class IB                                             -10.48%       3.45%            6.38%
Growth and Income - Class IB                                                   -8.41%        5.65%            9.44%
Health Sciences - Class IB                                                     -21.49%        N/A             2.18%
High Yield - Class IB                                                           1.43%        -0.65%           4.98%
Income - Class IB                                                               5.00%        3.59%            4.26%
International Growth - Class IB                                                -22.33%        N/A             7.25%
Investors - Class IB                                                           -26.41%        N/A            -4.13%
Money Market - Class IB                                                         1.59%        2.66%            2.22%
New Opportunities - Class IB                                                   -31.66%       3.68%            9.08%
New Value - Class IB                                                            1.10%         N/A             7.26%
Research - Class IB                                                            -20.59%        N/A             3.79%
Utilities Growth and Income - Class IB                                         -24.00%       3.47%            6.44%
Vista - Class IB                                                               -34.96%        N/A             5.16%
Voyager - Class IB                                                             -24.09%       7.61%           10.48%
Franklin Growth and Income Securities - Class 2                                 2.56%        9.82%           10.45%
Franklin Small Cap - Class 2                                                   -17.08%       8.07%           10.89%
Franklin Small Cap Value Securities - Class 2                                  11.37%         N/A             0.96%
Mutual Shares Securities - Class II                                             4.75%        7.73%            8.13%
Templeton Developing Markets Securities - Class 2                              -10.06%      -13.72%          -13.08%
Templeton Foreign Securities - Class 2                                         -17.81%       2.39%            7.20%
Templeton Global Income Securities - Class 2                                    0.05%        -0.40%           1.90%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.26%        N/A            -6.61%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -32.81%       4.66%            9.27%
Oppenheimer Global Securities - Service Class                                  -14.07%       12.80%          11.34%
Oppenheimer High Income - Service Class                                        -0.34%        -1.60%           5.10%
Oppenheimer Main Street Growth & Income - Service Class                        -12.22%       4.30%           11.10%
Oppenheimer Main Street Small Cap - Service Class                              -2.58%         N/A             1.41%
Oppenheimer Multiple Strategies - Service Class                                -0.13%        6.28%            7.71%
Oppenheimer Strategic Bond - Service Class                                      2.38%        1.97%            3.20%
Van Kampen LIT Emerging Growth - Class II                                      -33.14%       13.10%          14.70%
Van Kampen LIT Growth and Income - Class II                                    -8.69%        10.36%          10.21%
Van Kampen UIF Active International Allocation - Class II                      -21.82%        N/A            -10.72%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.49%         N/A             0.56%
Van Kampen UIF U.S. Real Estate - Class II                                      7.22%         N/A             5.75%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings Protection Death Benefit Option (assuming age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application
Date))

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.80%         N/A             1.25%
Global Asset Allocation - Class IB                                             -10.57%       3.35%            6.28%
Growth and Income - Class IB                                                   -8.50%        5.55%            9.33%
Health Sciences - Class IB                                                     -21.57%        N/A             2.08%
High Yield - Class IB                                                           1.33%        -0.75%           4.88%
Income - Class IB                                                               4.89%        3.48%            4.16%
International Growth - Class IB                                                -22.41%        N/A             7.14%
Investors - Class IB                                                           -26.48%        N/A            -4.22%
Money Market - Class IB                                                         1.49%        2.56%            2.11%
New Opportunities - Class IB                                                   -31.73%       3.58%            8.97%
New Value - Class IB                                                            1.00%         N/A             7.15%
Research - Class IB                                                            -20.67%        N/A             3.69%
Utilities Growth and Income - Class IB                                         -24.08%       3.37%            6.33%
Vista - Class IB                                                               -35.02%        N/A             5.06%
Voyager - Class IB                                                             -24.17%       7.50%           10.37%
Franklin Growth and Income Securities - Class 2                                 2.46%        9.71%           10.34%
Franklin Small Cap - Class 2                                                   -17.16%       7.97%           10.78%
Franklin Small Cap Value Securities - Class 2                                  11.26%         N/A             0.86%
Mutual Shares Securities - Class II                                             4.65%        7.62%            8.03%
Templeton Developing Markets Securities - Class 2                              -10.15%      -13.80%          -13.16%
Templeton Foreign Securities - Class 2                                         -17.89%       2.29%            7.09%
Templeton Global Income Securities - Class 2                                   -0.05%        -0.50%           1.80%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.34%        N/A            -6.71%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -32.88%       4.56%            9.16%
Oppenheimer Global Securities - Service Class                                  -14.16%       12.68%          11.23%
Oppenheimer High Income - Service Class                                        -0.44%        -1.70%           4.99%
Oppenheimer Main Street Growth & Income - Service Class                        -12.30%       4.20%           10.99%
Oppenheimer Main Street Small Cap - Service Class                              -2.68%         N/A             1.30%
Oppenheimer Multiple Strategies - Service Class                                -0.23%        6.17%            7.60%
Oppenheimer Strategic Bond - Service Class                                      2.28%        1.87%            3.10%
Van Kampen LIT Emerging Growth - Class II                                      -33.21%       12.99%          14.59%
Van Kampen LIT Growth and Income - Class II                                    -8.79%        10.25%          10.10%
Van Kampen UIF Active International Allocation - Class II                      -21.90%        N/A            -10.81%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.38%         N/A             0.46%
Van Kampen UIF U.S. Real Estate - Class II                                      7.11%         N/A             5.64%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date))

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.80%         N/A             1.25%
Global Asset Allocation - Class IB                                             -10.57%       3.35%            6.28%
Growth and Income - Class IB                                                   -8.50%        5.55%            9.33%
Health Sciences - Class IB                                                     -21.57%        N/A             2.08%
High Yield - Class IB                                                           1.33%        -0.75%           4.88%
Income - Class IB                                                               4.89%        3.48%            4.16%
International Growth - Class IB                                                -22.41%        N/A             7.14%
Investors - Class IB                                                           -26.48%        N/A            -4.22%
Money Market - Class IB                                                         1.49%        2.56%            2.11%
New Opportunities - Class IB                                                   -31.73%       3.58%            8.97%
New Value - Class IB                                                            1.00%         N/A             7.15%
Research - Class IB                                                            -20.67%        N/A             3.69%
Utilities Growth and Income - Class IB                                         -24.08%       3.37%            6.33%
Vista - Class IB                                                               -35.02%        N/A             5.06%
Voyager - Class IB                                                             -24.17%       7.50%           10.37%
Franklin Growth and Income Securities - Class 2                                 2.46%        9.71%           10.34%
Franklin Small Cap - Class 2                                                   -17.16%       7.97%           10.78%
Franklin Small Cap Value Securities - Class 2                                  11.26%         N/A             0.86%
Mutual Shares Securities - Class II                                             4.65%        7.62%            8.03%
Templeton Developing Markets Securities - Class 2                              -10.15%      -13.80%          -13.16%
Templeton Foreign Securities - Class 2                                         -17.89%       2.29%            7.09%
Templeton Global Income Securities - Class 2                                   -0.05%        -0.50%           1.80%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.34%        N/A            -6.71%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -32.88%       4.56%            9.16%
Oppenheimer Global Securities - Service Class                                  -14.16%       12.68%          11.23%
Oppenheimer High Income - Service Class                                        -0.44%        -1.70%           4.99%
Oppenheimer Main Street Growth & Income - Service Class                        -12.30%       4.20%           10.99%
Oppenheimer Main Street Small Cap - Service Class                              -2.68%         N/A             1.30%
Oppenheimer Multiple Strategies - Service Class                                -0.23%        6.17%            7.60%
Oppenheimer Strategic Bond - Service Class                                      2.28%        1.87%            3.10%
Van Kampen LIT Emerging Growth - Class II                                      -33.21%       12.99%          14.59%
Van Kampen LIT Growth and Income - Class II                                    -8.79%        10.25%          10.10%
Van Kampen UIF Active International Allocation - Class II                      -21.90%        N/A            -10.81%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.38%         N/A             0.46%
Van Kampen UIF U.S. Real Estate - Class II                                      7.11%         N/A             5.64%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date))

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.95%         N/A             1.09%
Global Asset Allocation - Class IB                                             -10.71%       3.19%            6.12%
Growth and Income - Class IB                                                   -8.64%        5.39%            9.17%
Health Sciences - Class IB                                                     -21.69%        N/A             1.92%
High Yield - Class IB                                                           1.17%        -0.90%           4.72%
Income - Class IB                                                               4.74%        3.33%            4.00%
International Growth - Class IB                                                -22.53%        N/A             6.98%
Investors - Class IB                                                           -26.60%        N/A            -4.37%
Money Market - Class IB                                                         1.34%        2.40%            1.96%
New Opportunities - Class IB                                                   -31.83%       3.42%            8.81%
New Value - Class IB                                                            0.85%         N/A             6.99%
Research - Class IB                                                            -20.79%        N/A             3.53%
Utilities Growth and Income - Class IB                                         -24.19%       3.21%            6.17%
Vista - Class IB                                                               -35.12%        N/A             4.90%
Voyager - Class IB                                                             -24.28%       7.34%           10.21%
Franklin Growth and Income Securities - Class 2                                 2.30%        9.54%           10.17%
Franklin Small Cap - Class 2                                                   -17.29%       7.80%           10.62%
Franklin Small Cap Value Securities - Class 2                                  11.09%         N/A             0.71%
Mutual Shares Securities - Class II                                             4.49%        7.46%            7.86%
Templeton Developing Markets Securities - Class 2                              -10.29%      -13.93%          -13.29%
Templeton Foreign Securities - Class 2                                         -18.02%       2.14%            6.93%
Templeton Global Income Securities - Class 2                                   -0.21%        -0.65%           1.65%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.46%        N/A            -6.85%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -32.98%       4.40%            8.99%
Oppenheimer Global Securities - Service Class                                  -14.29%       12.52%          11.06%
Oppenheimer High Income - Service Class                                        -0.59%        -1.84%           4.84%
Oppenheimer Main Street Growth & Income - Service Class                        -12.44%       4.04%           10.82%
Oppenheimer Main Street Small Cap - Service Class                              -2.83%         N/A             1.15%
Oppenheimer Multiple Strategies - Service Class                                -0.38%        6.01%            7.44%
Oppenheimer Strategic Bond - Service Class                                      2.12%        1.71%            2.94%
Van Kampen LIT Emerging Growth - Class II                                      -33.31%       12.82%          14.42%
Van Kampen LIT Growth and Income - Class II                                    -8.92%        10.08%           9.94%
Van Kampen UIF Active International Allocation - Class II                      -22.01%        N/A            -10.94%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.22%         N/A             0.31%
Van Kampen UIF U.S. Real Estate - Class II                                      6.95%         N/A             5.49%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date))

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.95%         N/A             1.09%
Global Asset Allocation - Class IB                                             -10.71%       3.19%            6.12%
Growth and Income - Class IB                                                   -8.64%        5.39%            9.17%
Health Sciences - Class IB                                                     -21.69%        N/A             1.92%
High Yield - Class IB                                                           1.17%        -0.90%           4.72%
Income - Class IB                                                               4.74%        3.33%            4.00%
International Growth - Class IB                                                -22.53%        N/A             6.98%
Investors - Class IB                                                           -26.60%        N/A            -4.37%
Money Market - Class IB                                                         1.34%        2.40%            1.96%
New Opportunities - Class IB                                                   -31.83%       3.42%            8.81%
New Value - Class IB                                                            0.85%         N/A             6.99%
Research - Class IB                                                            -20.79%        N/A             3.53%
Utilities Growth and Income - Class IB                                         -24.19%       3.21%            6.17%
Vista - Class IB                                                               -35.12%        N/A             4.90%
Voyager - Class IB                                                             -24.28%       7.34%           10.21%
Franklin Growth and Income Securities - Class 2                                 2.30%        9.54%           10.17%
Franklin Small Cap - Class 2                                                   -17.29%       7.80%           10.62%
Franklin Small Cap Value Securities - Class 2                                  11.09%         N/A             0.71%
Mutual Shares Securities - Class II                                             4.49%        7.46%            7.86%
Templeton Developing Markets Securities - Class 2                              -10.29%      -13.93%          -13.29%
Templeton Foreign Securities - Class 2                                         -18.02%       2.14%            6.93%
Templeton Global Income Securities - Class 2                                   -0.21%        -0.65%           1.65%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.46%        N/A            -6.85%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -32.98%       4.40%            8.99%
Oppenheimer Global Securities - Service Class                                  -14.29%       12.52%          11.06%
Oppenheimer High Income - Service Class                                        -0.59%        -1.84%           4.84%
Oppenheimer Main Street Growth & Income - Service Class                        -12.44%       4.04%           10.82%
Oppenheimer Main Street Small Cap - Service Class                              -2.83%         N/A             1.15%
Oppenheimer Multiple Strategies - Service Class                                -0.38%        6.01%            7.44%
Oppenheimer Strategic Bond - Service Class                                      2.12%        1.71%            2.94%
Van Kampen LIT Emerging Growth - Class II                                      -33.31%       12.82%          14.42%
Van Kampen LIT Growth and Income - Class II                                    -8.92%        10.08%           9.94%
Van Kampen UIF Active International Allocation - Class II                      -22.01%        N/A            -10.94%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.22%         N/A             0.31%
Van Kampen UIF U.S. Real Estate - Class II                                      6.95%         N/A             5.49%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date))

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.10%         N/A             0.94%
Global Asset Allocation - Class IB                                             -10.84%       3.04%            5.96%
Growth and Income - Class IB                                                   -8.77%        5.23%            9.01%
Health Sciences - Class IB                                                     -21.81%        N/A             1.77%
High Yield - Class IB                                                           1.02%        -1.05%           4.56%
Income - Class IB                                                               4.58%        3.17%            3.85%
International Growth - Class IB                                                -22.64%        N/A             6.82%
Investors - Class IB                                                           -26.71%        N/A            -4.51%
Money Market - Class IB                                                         1.19%        2.25%            1.81%
New Opportunities - Class IB                                                   -31.94%       3.27%            8.65%
New Value - Class IB                                                            0.70%         N/A             6.83%
Research - Class IB                                                            -20.91%        N/A             3.38%
Utilities Growth and Income - Class IB                                         -24.31%       3.06%            6.01%
Vista - Class IB                                                               -35.22%        N/A             4.74%
Voyager - Class IB                                                             -24.40%       7.18%           10.04%
Franklin Growth and Income Securities - Class 2                                 2.15%        9.38%           10.01%
Franklin Small Cap - Class 2                                                   -17.41%       7.64%           10.45%
Franklin Small Cap Value Securities - Class 2                                  10.93%         N/A             0.55%
Mutual Shares Securities - Class II                                             4.33%        7.30%            7.70%
Templeton Developing Markets Securities - Class 2                              -10.42%      -14.06%          -13.43%
Templeton Foreign Securities - Class 2                                         -18.14%       1.98%            6.77%
Templeton Global Income Securities - Class 2                                   -0.36%        -0.80%           1.50%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.59%        N/A            -6.99%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.09%       4.24%            8.83%
Oppenheimer Global Securities - Service Class                                  -14.42%       12.35%          10.89%
Oppenheimer High Income - Service Class                                        -0.74%        -1.99%           4.68%
Oppenheimer Main Street Growth & Income - Service Class                        -12.57%       3.89%           10.66%
Oppenheimer Main Street Small Cap - Service Class                              -2.97%         N/A             1.00%
Oppenheimer Multiple Strategies - Service Class                                -0.53%        5.86%            7.28%
Oppenheimer Strategic Bond - Service Class                                      1.97%        1.56%            2.79%
Van Kampen LIT Emerging Growth - Class II                                      -33.41%       12.65%          14.24%
Van Kampen LIT Growth and Income - Class II                                    -9.06%        9.92%            9.77%
Van Kampen UIF Active International Allocation - Class II                      -22.13%        N/A            -11.07%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.06%         N/A             0.15%
Van Kampen UIF U.S. Real Estate - Class II                                      6.79%         N/A             5.33%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.65%         N/A             1.38%
Global Asset Allocation - Class IB                                             -10.46%       3.56%            6.53%
Growth and Income - Class IB                                                   -8.38%        5.77%            9.61%
Health Sciences - Class IB                                                     -21.50%        N/A             2.24%
High Yield - Class IB                                                           1.48%        -0.60%           5.13%
Income - Class IB                                                               5.07%        3.67%            4.37%
International Growth - Class IB                                                -22.35%        N/A             7.39%
Investors - Class IB                                                           -26.44%        N/A            -4.07%
Money Market - Class IB                                                         1.65%        2.73%            2.29%
New Opportunities - Class IB                                                   -31.70%       3.82%            9.26%
New Value - Class IB                                                            1.16%         N/A             7.36%
Research - Class IB                                                            -20.60%        N/A             3.85%
Utilities Growth and Income - Class IB                                         -24.02%       3.59%            6.58%
Vista - Class IB                                                               -35.01%        N/A             5.31%
Voyager - Class IB                                                             -24.11%       7.77%           10.67%
Franklin Growth and Income Securities - Class 2                                 2.62%        9.95%           10.62%
Franklin Small Cap - Class 2                                                   -17.08%       8.21%           11.02%
Franklin Small Cap Value Securities - Class 2                                  11.46%         N/A             0.94%
Mutual Shares Securities - Class II                                             4.82%        7.84%            8.20%
Templeton Developing Markets Securities - Class 2                              -10.04%      -13.83%          -13.20%
Templeton Foreign Securities - Class 2                                         -17.81%       2.49%            7.35%
Templeton Global Income Securities - Class 2                                    0.10%        -0.35%           1.99%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.26%        N/A            -6.64%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -32.86%       4.79%            9.45%
Oppenheimer Global Securities - Service Class                                  -14.06%       12.96%          11.52%
Oppenheimer High Income - Service Class                                        -0.29%        -1.54%           5.25%
Oppenheimer Main Street Growth & Income - Service Class                        -12.20%       4.42%           11.28%
Oppenheimer Main Street Small Cap - Service Class                              -2.54%         N/A             1.46%
Oppenheimer Multiple Strategies - Service Class                                -0.07%        6.39%            7.86%
Oppenheimer Strategic Bond - Service Class                                      2.44%        2.04%            3.28%
Van Kampen LIT Emerging Growth - Class II                                      -33.19%       13.29%          14.88%
Van Kampen LIT Growth and Income - Class II                                    -8.67%        10.51%          10.30%
Van Kampen UIF Active International Allocation - Class II                      -21.83%        N/A            -10.75%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.56%         N/A             0.55%
Van Kampen UIF U.S. Real Estate - Class II                                      7.30%         N/A             5.82%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.80%         N/A             1.23%
Global Asset Allocation - Class IB                                             -10.60%       3.41%            6.37%
Growth and Income - Class IB                                                   -8.52%        5.61%            9.45%
Health Sciences - Class IB                                                     -21.62%        N/A             2.08%
High Yield - Class IB                                                           1.33%        -0.75%           4.97%
Income - Class IB                                                               4.91%        3.51%            4.22%
International Growth - Class IB                                                -22.46%        N/A             7.23%
Investors - Class IB                                                           -26.55%        N/A            -4.22%
Money Market - Class IB                                                         1.50%        2.58%            2.14%
New Opportunities - Class IB                                                   -31.81%       3.67%            9.09%
New Value - Class IB                                                            1.01%         N/A             7.20%
Research - Class IB                                                            -20.72%        N/A             3.70%
Utilities Growth and Income - Class IB                                         -24.14%       3.44%            6.42%
Vista - Class IB                                                               -35.11%        N/A             5.15%
Voyager - Class IB                                                             -24.23%       7.61%           10.50%
Franklin Growth and Income Securities - Class 2                                 2.46%        9.79%           10.45%
Franklin Small Cap - Class 2                                                   -17.20%       8.05%           10.86%
Franklin Small Cap Value Securities - Class 2                                  11.29%         N/A             0.79%
Mutual Shares Securities - Class II                                             4.66%        7.67%            8.04%
Templeton Developing Markets Securities - Class 2                              -10.17%      -13.96%          -13.33%
Templeton Foreign Securities - Class 2                                         -17.94%       2.34%            7.19%
Templeton Global Income Securities - Class 2                                   -0.05%        -0.50%           1.83%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.38%        N/A            -6.78%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -32.96%       4.63%            9.29%
Oppenheimer Global Securities - Service Class                                  -14.19%       12.79%          11.35%
Oppenheimer High Income - Service Class                                        -0.44%        -1.69%           5.09%
Oppenheimer Main Street Growth & Income - Service Class                        -12.33%       4.27%           11.11%
Oppenheimer Main Street Small Cap - Service Class                              -2.68%         N/A             1.30%
Oppenheimer Multiple Strategies - Service Class                                -0.22%        6.23%            7.70%
Oppenheimer Strategic Bond - Service Class                                      2.29%        1.89%            3.13%
Van Kampen LIT Emerging Growth - Class II                                      -33.29%       13.12%          14.71%
Van Kampen LIT Growth and Income - Class II                                    -8.81%        10.34%          10.14%
Van Kampen UIF Active International Allocation - Class II                      -21.95%        N/A            -10.89%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.40%         N/A             0.40%
Van Kampen UIF U.S. Real Estate - Class II                                      7.13%         N/A             5.66%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.90%         N/A             1.13%
Global Asset Allocation - Class IB                                             -10.69%       3.30%            6.26%
Growth and Income - Class IB                                                   -8.61%        5.51%            9.34%
Health Sciences - Class IB                                                     -21.70%        N/A             1.98%
High Yield - Class IB                                                           1.23%        -0.85%           4.86%
Income - Class IB                                                               4.80%        3.41%            4.11%
International Growth - Class IB                                                -22.54%        N/A             7.12%
Investors - Class IB                                                           -26.62%        N/A            -4.31%
Money Market - Class IB                                                         1.40%        2.47%            2.03%
New Opportunities - Class IB                                                   -31.88%       3.56%            8.98%
New Value - Class IB                                                            0.90%         N/A             7.09%
Research - Class IB                                                            -20.80%        N/A             3.59%
Utilities Growth and Income - Class IB                                         -24.22%       3.33%            6.31%
Vista - Class IB                                                               -35.17%        N/A             5.04%
Voyager - Class IB                                                             -24.30%       7.50%           10.39%
Franklin Growth and Income Securities - Class 2                                 2.36%        9.68%           10.34%
Franklin Small Cap - Class 2                                                   -17.29%       7.94%           10.75%
Franklin Small Cap Value Securities - Class 2                                  11.18%         N/A             0.69%
Mutual Shares Securities - Class II                                             4.55%        7.56%            7.93%
Templeton Developing Markets Securities - Class 2                              -10.26%      -14.05%          -13.42%
Templeton Foreign Securities - Class 2                                         -18.02%       2.23%            7.08%
Templeton Global Income Securities - Class 2                                   -0.15%        -0.60%           1.73%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.46%        N/A            -6.88%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.03%       4.53%            9.18%
Oppenheimer Global Securities - Service Class                                  -14.28%       12.68%          11.23%
Oppenheimer High Income - Service Class                                        -0.54%        -1.79%           4.99%
Oppenheimer Main Street Growth & Income - Service Class                        -12.42%       4.16%           11.00%
Oppenheimer Main Street Small Cap - Service Class                              -2.78%         N/A             1.20%
Oppenheimer Multiple Strategies - Service Class                                -0.33%        6.12%            7.59%
Oppenheimer Strategic Bond - Service Class                                      2.18%        1.78%            3.02%
Van Kampen LIT Emerging Growth - Class II                                      -33.36%       13.00%          14.60%
Van Kampen LIT Growth and Income - Class II                                    -8.90%        10.23%          10.03%
Van Kampen UIF Active International Allocation - Class II                      -22.03%        N/A            -10.98%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.29%         N/A             0.30%
Van Kampen UIF U.S. Real Estate - Class II                                      7.03%         N/A             5.56%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.95%         N/A             1.08%
Global Asset Allocation - Class IB                                             -10.73%       3.25%            6.21%
Growth and Income - Class IB                                                   -8.66%        5.45%            9.28%
Health Sciences - Class IB                                                     -21.74%        N/A             1.93%
High Yield - Class IB                                                           1.18%        -0.90%           4.81%
Income - Class IB                                                               4.75%        3.36%            4.06%
International Growth - Class IB                                                -22.58%        N/A             7.07%
Investors - Class IB                                                           -26.66%        N/A            -4.36%
Money Market - Class IB                                                         1.34%        2.42%            1.98%
New Opportunities - Class IB                                                   -31.91%       3.51%            8.93%
New Value - Class IB                                                            0.85%         N/A             7.04%
Research - Class IB                                                            -20.84%        N/A             3.54%
Utilities Growth and Income - Class IB                                         -24.25%       3.28%            6.26%
Vista - Class IB                                                               -35.21%        N/A             4.99%
Voyager - Class IB                                                             -24.34%       7.44%           10.33%
Franklin Growth and Income Securities - Class 2                                 2.31%        9.62%           10.28%
Franklin Small Cap - Class 2                                                   -17.33%       7.88%           10.69%
Franklin Small Cap Value Securities - Class 2                                  11.12%         N/A             0.64%
Mutual Shares Securities - Class II                                             4.50%        7.51%            7.88%
Templeton Developing Markets Securities - Class 2                              -10.31%      -14.09%          -13.47%
Templeton Foreign Securities - Class 2                                         -18.06%       2.18%            7.02%
Templeton Global Income Securities - Class 2                                   -0.20%        -0.65%           1.68%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.51%        N/A            -6.92%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.06%       4.47%            9.12%
Oppenheimer Global Securities - Service Class                                  -14.32%       12.62%          11.18%
Oppenheimer High Income - Service Class                                        -0.59%        -1.84%           4.93%
Oppenheimer Main Street Growth & Income - Service Class                        -12.47%       4.11%           10.94%
Oppenheimer Main Street Small Cap - Service Class                              -2.83%         N/A             1.15%
Oppenheimer Multiple Strategies - Service Class                                -0.38%        6.07%            7.53%
Oppenheimer Strategic Bond - Service Class                                      2.13%        1.73%            2.97%
Van Kampen LIT Emerging Growth - Class II                                      -33.39%       12.95%          14.54%
Van Kampen LIT Growth and Income - Class II                                    -8.94%        10.17%           9.97%
Van Kampen UIF Active International Allocation - Class II                      -22.07%        N/A            -11.02%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.24%         N/A             0.24%
Van Kampen UIF U.S. Real Estate - Class II                                      6.97%         N/A             5.50%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.20%         N/A             0.82%
Global Asset Allocation - Class IB                                             -10.96%       2.99%            5.94%
Growth and Income - Class IB                                                   -8.89%        5.19%            9.01%
Health Sciences - Class IB                                                     -21.94%        N/A             1.67%
High Yield - Class IB                                                           0.92%        -1.15%           4.54%
Income - Class IB                                                               4.49%        3.09%            3.79%
International Growth - Class IB                                                -22.78%        N/A             6.80%
Investors - Class IB                                                           -26.85%        N/A            -4.60%
Money Market - Class IB                                                         1.09%        2.16%            1.72%
New Opportunities - Class IB                                                   -32.08%       3.25%            8.66%
New Value - Class IB                                                            0.60%         N/A             6.77%
Research - Class IB                                                            -21.04%        N/A             3.28%
Utilities Growth and Income - Class IB                                         -24.44%       3.02%            5.99%
Vista - Class IB                                                               -35.37%        N/A             4.73%
Voyager - Class IB                                                             -24.53%       7.17%           10.06%
Franklin Growth and Income Securities - Class 2                                 2.05%        9.35%           10.00%
Franklin Small Cap - Class 2                                                   -17.54%       7.61%           10.41%
Franklin Small Cap Value Securities - Class 2                                  10.84%         N/A             0.38%
Mutual Shares Securities - Class II                                             4.24%        7.24%            7.61%
Templeton Developing Markets Securities - Class 2                              -10.54%      -14.31%          -13.69%
Templeton Foreign Securities - Class 2                                         -18.27%       1.93%            6.76%
Templeton Global Income Securities - Class 2                                   -0.46%        -0.90%           1.42%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.71%        N/A            -7.16%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.23%       4.21%            8.85%
Oppenheimer Global Securities - Service Class                                  -14.54%       12.34%          10.90%
Oppenheimer High Income - Service Class                                        -0.84%        -2.09%           4.67%
Oppenheimer Main Street Growth & Income - Service Class                        -12.69%       3.85%           10.66%
Oppenheimer Main Street Small Cap - Service Class                              -3.08%         N/A             0.90%
Oppenheimer Multiple Strategies - Service Class                                -0.63%        5.80%            7.26%
Oppenheimer Strategic Bond - Service Class                                      1.87%        1.47%            2.71%
Van Kampen LIT Emerging Growth - Class II                                      -33.56%       12.66%          14.25%
Van Kampen LIT Growth and Income - Class II                                    -9.17%        9.90%            9.70%
Van Kampen UIF Active International Allocation - Class II                      -22.26%        N/A            -11.24%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.97%         N/A            -0.01%
Van Kampen UIF U.S. Real Estate - Class II                                      6.70%         N/A             5.24%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.05%         N/A             0.98%
Global Asset Allocation - Class IB                                             -10.82%       3.15%            6.10%
Growth and Income - Class IB                                                   -8.75%        5.35%            9.17%
Health Sciences - Class IB                                                     -21.82%        N/A             1.83%
High Yield - Class IB                                                           1.08%        -1.00%           4.70%
Income - Class IB                                                               4.64%        3.25%            3.95%
International Growth - Class IB                                                -22.66%        N/A             6.96%
Investors - Class IB                                                           -26.73%        N/A            -4.46%
Money Market - Class IB                                                         1.24%        2.32%            1.88%
New Opportunities - Class IB                                                   -31.98%       3.40%            8.82%
New Value - Class IB                                                            0.75%         N/A             6.93%
Research - Class IB                                                            -20.92%        N/A             3.44%
Utilities Growth and Income - Class IB                                         -24.33%       3.18%            6.15%
Vista - Class IB                                                               -35.27%        N/A             4.88%
Voyager - Class IB                                                             -24.42%       7.34%           10.22%
Franklin Growth and Income Securities - Class 2                                 2.21%        9.51%           10.17%
Franklin Small Cap - Class 2                                                   -17.41%       7.78%           10.58%
Franklin Small Cap Value Securities - Class 2                                  11.01%         N/A             0.53%
Mutual Shares Securities - Class II                                             4.40%        7.40%            7.77%
Templeton Developing Markets Securities - Class 2                              -10.40%      -14.18%          -13.56%
Templeton Foreign Securities - Class 2                                         -18.14%       2.08%            6.92%
Templeton Global Income Securities - Class 2                                   -0.30%        -0.75%           1.58%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.59%        N/A            -7.02%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.13%       4.37%            9.01%
Oppenheimer Global Securities - Service Class                                  -14.41%       12.51%          11.07%
Oppenheimer High Income - Service Class                                        -0.69%        -1.94%           4.83%
Oppenheimer Main Street Growth & Income - Service Class                        -12.55%       4.00%           10.83%
Oppenheimer Main Street Small Cap - Service Class                              -2.93%         N/A             1.05%
Oppenheimer Multiple Strategies - Service Class                                -0.48%        5.96%            7.42%
Oppenheimer Strategic Bond - Service Class                                      2.03%        1.63%            2.87%
Van Kampen LIT Emerging Growth - Class II                                      -33.46%       12.83%          14.42%
Van Kampen LIT Growth and Income - Class II                                    -9.04%        10.06%           9.86%
Van Kampen UIF Active International Allocation - Class II                      -22.15%        N/A            -11.11%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.13%         N/A             0.14%
Van Kampen UIF U.S. Real Estate - Class II                                      6.86%         N/A             5.40%

* The  inception  dates  for  the  Portfolios  appear  under  the  heading  "Adjusted
Historical  Total Returns,"  above.  For periods prior to the inception dates of the Portfolios (Class IB shares),  the  performance  shown is based on the historical performance  of the Portfolios (Class IA  shares),  adjusted  to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.20%         N/A             0.82%
Global Asset Allocation - Class IB                                             -10.96%       2.99%            5.94%
Growth and Income - Class IB                                                   -8.89%        5.19%            9.01%
Health Sciences - Class IB                                                     -21.94%        N/A             1.67%
High Yield - Class IB                                                           0.92%        -1.15%           4.54%
Income - Class IB                                                               4.49%        3.09%            3.79%
International Growth - Class IB                                                -22.78%        N/A             6.80%
Investors - Class IB                                                           -26.85%        N/A            -4.60%
Money Market - Class IB                                                         1.09%        2.16%            1.72%
New Opportunities - Class IB                                                   -32.08%       3.25%            8.66%
New Value - Class IB                                                            0.60%         N/A             6.77%
Research - Class IB                                                            -21.04%        N/A             3.28%
Utilities Growth and Income - Class IB                                         -24.44%       3.02%            5.99%
Vista - Class IB                                                               -35.37%        N/A             4.73%
Voyager - Class IB                                                             -24.53%       7.17%           10.06%
Franklin Growth and Income Securities - Class 2                                 2.05%        9.35%           10.00%
Franklin Small Cap - Class 2                                                   -17.54%       7.61%           10.41%
Franklin Small Cap Value Securities - Class 2                                  10.84%         N/A             0.38%
Mutual Shares Securities - Class II                                             4.24%        7.24%            7.61%
Templeton Developing Markets Securities - Class 2                              -10.54%      -14.31%          -13.69%
Templeton Foreign Securities - Class 2                                         -18.27%       1.93%            6.76%
Templeton Global Income Securities - Class 2                                   -0.46%        -0.90%           1.42%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.71%        N/A            -7.16%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.23%       4.21%            8.85%
Oppenheimer Global Securities - Service Class                                  -14.54%       12.34%          10.90%
Oppenheimer High Income - Service Class                                        -0.84%        -2.09%           4.67%
Oppenheimer Main Street Growth & Income - Service Class                        -12.69%       3.85%           10.66%
Oppenheimer Main Street Small Cap - Service Class                              -3.08%         N/A             0.90%
Oppenheimer Multiple Strategies - Service Class                                -0.63%        5.80%            7.26%
Oppenheimer Strategic Bond - Service Class                                      1.87%        1.47%            2.71%
Van Kampen LIT Emerging Growth - Class II                                      -33.56%       12.66%          14.25%
Van Kampen LIT Growth and Income - Class II                                    -9.17%        9.90%            9.70%
Van Kampen UIF Active International Allocation - Class II                      -22.26%        N/A            -11.24%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.97%         N/A            -0.01%
Van Kampen UIF U.S. Real Estate - Class II                                      6.70%         N/A             5.24%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.20%         N/A             0.82%
Global Asset Allocation - Class IB                                             -10.96%       2.99%            5.94%
Growth and Income - Class IB                                                   -8.89%        5.19%            9.01%
Health Sciences - Class IB                                                     -21.94%        N/A             1.67%
High Yield - Class IB                                                           0.92%        -1.15%           4.54%
Income - Class IB                                                               4.49%        3.09%            3.79%
International Growth - Class IB                                                -22.78%        N/A             6.80%
Investors - Class IB                                                           -26.85%        N/A            -4.60%
Money Market - Class IB                                                         1.09%        2.16%            1.72%
New Opportunities - Class IB                                                   -32.08%       3.25%            8.66%
New Value - Class IB                                                            0.60%         N/A             6.77%
Research - Class IB                                                            -21.04%        N/A             3.28%
Utilities Growth and Income - Class IB                                         -24.44%       3.02%            5.99%
Vista - Class IB                                                               -35.37%        N/A             4.73%
Voyager - Class IB                                                             -24.53%       7.17%           10.06%
Franklin Growth and Income Securities - Class 2                                 2.05%        9.35%           10.00%
Franklin Small Cap - Class 2                                                   -17.54%       7.61%           10.41%
Franklin Small Cap Value Securities - Class 2                                  10.84%         N/A             0.38%
Mutual Shares Securities - Class II                                             4.24%        7.24%            7.61%
Templeton Developing Markets Securities - Class 2                              -10.54%      -14.31%          -13.69%
Templeton Foreign Securities - Class 2                                         -18.27%       1.93%            6.76%
Templeton Global Income Securities - Class 2                                   -0.46%        -0.90%           1.42%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.71%        N/A            -7.16%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.23%       4.21%            8.85%
Oppenheimer Global Securities - Service Class                                  -14.54%       12.34%          10.90%
Oppenheimer High Income - Service Class                                        -0.84%        -2.09%           4.67%
Oppenheimer Main Street Growth & Income - Service Class                        -12.69%       3.85%           10.66%
Oppenheimer Main Street Small Cap - Service Class                              -3.08%         N/A             0.90%
Oppenheimer Multiple Strategies - Service Class                                -0.63%        5.80%            7.26%
Oppenheimer Strategic Bond - Service Class                                      1.87%        1.47%            2.71%
Van Kampen LIT Emerging Growth - Class II                                      -33.56%       12.66%          14.25%
Van Kampen LIT Growth and Income - Class II                                    -9.17%        9.90%            9.70%
Van Kampen UIF Active International Allocation - Class II                      -22.26%        N/A            -11.24%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.97%         N/A            -0.01%
Van Kampen UIF U.S. Real Estate - Class II                                      6.70%         N/A             5.24%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 1)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.35%         N/A             0.67%
Global Asset Allocation - Class IB                                             -11.09%       2.83%            5.78%
Growth and Income - Class IB                                                   -9.02%        5.03%            8.84%
Health Sciences - Class IB                                                     -22.06%        N/A             1.52%
High Yield - Class IB                                                           0.77%        -1.30%           4.39%
Income - Class IB                                                               4.33%        2.94%            3.64%
International Growth - Class IB                                                -22.89%        N/A             6.64%
Investors - Class IB                                                           -26.96%        N/A            -4.75%
Money Market - Class IB                                                         0.94%        2.01%            1.57%
New Opportunities - Class IB                                                   -32.19%       3.09%            8.49%
New Value - Class IB                                                            0.45%         N/A             6.61%
Research - Class IB                                                            -21.16%        N/A             3.13%
Utilities Growth and Income - Class IB                                         -24.56%       2.86%            5.83%
Vista - Class IB                                                               -35.47%        N/A             4.57%
Voyager - Class IB                                                             -24.65%       7.01%            9.89%
Franklin Growth and Income Securities - Class 2                                 1.90%        9.18%            9.84%
Franklin Small Cap - Class 2                                                   -17.66%       7.45%           10.25%
Franklin Small Cap Value Securities - Class 2                                  10.68%         N/A             0.23%
Mutual Shares Securities - Class II                                             4.08%        7.08%            7.44%
Templeton Developing Markets Securities - Class 2                              -10.67%      -14.44%          -13.82%
Templeton Foreign Securities - Class 2                                         -18.39%       1.77%            6.60%
Templeton Global Income Securities - Class 2                                   -0.61%        -1.05%           1.27%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.84%        N/A            -7.30%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.34%       4.05%            8.68%
Oppenheimer Global Securities - Service Class                                  -14.67%       12.17%          10.73%
Oppenheimer High Income - Service Class                                        -0.99%        -2.24%           4.51%
Oppenheimer Main Street Growth & Income - Service Class                        -12.82%       3.69%           10.50%
Oppenheimer Main Street Small Cap - Service Class                              -3.22%         N/A             0.74%
Oppenheimer Multiple Strategies - Service Class                                -0.78%        5.64%            7.10%
Oppenheimer Strategic Bond - Service Class                                      1.72%        1.32%            2.55%
Van Kampen LIT Emerging Growth - Class II                                      -33.66%       12.49%          14.08%
Van Kampen LIT Growth and Income - Class II                                    -9.31%        9.73%            9.53%
Van Kampen UIF Active International Allocation - Class II                      -22.38%        N/A            -11.38%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.81%         N/A            -0.16%
Van Kampen UIF U.S. Real Estate - Class II                                      6.54%         N/A             5.08%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -1.85%         N/A             1.17%
Global Asset Allocation - Class IB                                             -10.66%       3.40%            6.39%
Growth and Income - Class IB                                                   -8.58%        5.61%            9.49%
Health Sciences - Class IB                                                     -21.70%        N/A             2.04%
High Yield - Class IB                                                           1.28%        -0.79%           4.99%
Income - Class IB                                                               4.87%        3.48%            4.21%
International Growth - Class IB                                                -22.55%        N/A             7.25%
Investors - Class IB                                                           -26.64%        N/A            -4.26%
Money Market - Class IB                                                         1.45%        2.54%            2.11%
New Opportunities - Class IB                                                   -31.90%       3.68%            9.14%
New Value - Class IB                                                            0.96%         N/A             7.19%
Research - Class IB                                                            -20.80%        N/A             3.65%
Utilities Growth and Income - Class IB                                         -24.22%       3.44%            6.43%
Vista - Class IB                                                               -35.21%        N/A             5.17%
Voyager - Class IB                                                             -24.31%       7.63%           10.55%
Franklin Growth and Income Securities - Class 2                                 2.42%        9.80%           10.48%
Franklin Small Cap - Class 2                                                   -17.28%       8.06%           10.86%
Franklin Small Cap Value Securities - Class 2                                  11.26%         N/A             0.68%
Mutual Shares Securities - Class II                                             4.62%        7.66%            8.00%
Templeton Developing Markets Securities - Class 2                              -10.24%      -14.13%          -13.52%
Templeton Foreign Securities - Class 2                                         -18.01%       2.32%            7.21%
Templeton Global Income Securities - Class 2                                   -0.10%        -0.56%           1.81%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.46%        N/A            -6.89%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.06%       4.64%            9.33%
Oppenheimer Global Securities - Service Class                                  -14.26%       12.82%          11.39%
Oppenheimer High Income - Service Class                                        -0.49%        -1.74%           5.12%
Oppenheimer Main Street Growth & Income - Service Class                        -12.40%       4.27%           11.15%
Oppenheimer Main Street Small Cap - Service Class                              -2.74%         N/A             1.25%
Oppenheimer Multiple Strategies - Service Class                                -0.27%        6.22%            7.72%
Oppenheimer Strategic Bond - Service Class                                      2.24%        1.85%            3.10%
Van Kampen LIT Emerging Growth - Class II                                      -33.39%       13.17%          14.75%
Van Kampen LIT Growth and Income - Class II                                    -8.87%        10.36%          10.11%
Van Kampen UIF Active International Allocation - Class II                      -22.03%        N/A            -11.00%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.36%         N/A             0.30%
Van Kampen UIF U.S. Real Estate - Class II                                      7.10%         N/A             5.63%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With  the MAV  Death  Benefit  Option or the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.00%         N/A             1.02%
Global Asset Allocation - Class IB                                             -10.80%       3.24%            6.23%
Growth and Income - Class IB                                                   -8.72%        5.45%            9.32%
Health Sciences - Class IB                                                     -21.82%        N/A             1.88%
High Yield - Class IB                                                           1.13%        -0.94%           4.83%
Income - Class IB                                                               4.71%        3.32%            4.05%
International Growth - Class IB                                                -22.66%        N/A             7.08%
Investors - Class IB                                                           -26.75%        N/A            -4.41%
Money Market - Class IB                                                         1.30%        2.38%            1.95%
New Opportunities - Class IB                                                   -32.01%       3.53%            8.97%
New Value - Class IB                                                            0.81%         N/A             7.03%
Research - Class IB                                                            -20.92%        N/A             3.50%
Utilities Growth and Income - Class IB                                         -24.34%       3.28%            6.27%
Vista - Class IB                                                               -35.31%        N/A             5.01%
Voyager - Class IB                                                             -24.43%       7.47%           10.38%
Franklin Growth and Income Securities - Class 2                                 2.26%        9.63%           10.31%
Franklin Small Cap - Class 2                                                   -17.40%       7.90%           10.69%
Franklin Small Cap Value Securities - Class 2                                  11.09%         N/A             0.53%
Mutual Shares Securities - Class II                                             4.46%        7.50%            7.84%
Templeton Developing Markets Securities - Class 2                              -10.37%      -14.26%          -13.65%
Templeton Foreign Securities - Class 2                                         -18.14%       2.17%            7.04%
Templeton Global Income Securities - Class 2                                   -0.25%        -0.71%           1.65%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.58%        N/A            -7.03%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.16%       4.48%            9.17%
Oppenheimer Global Securities - Service Class                                  -14.39%       12.65%          11.22%
Oppenheimer High Income - Service Class                                        -0.64%        -1.89%           4.96%
Oppenheimer Main Street Growth & Income - Service Class                        -12.53%       4.11%           10.98%
Oppenheimer Main Street Small Cap - Service Class                              -2.88%         N/A             1.10%
Oppenheimer Multiple Strategies - Service Class                                -0.42%        6.06%            7.55%
Oppenheimer Strategic Bond - Service Class                                      2.09%        1.69%            2.94%
Van Kampen LIT Emerging Growth - Class II                                      -33.49%       12.99%          14.58%
Van Kampen LIT Growth and Income - Class II                                    -9.01%        10.19%           9.94%
Van Kampen UIF Active International Allocation - Class II                      -22.15%        N/A            -11.13%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.20%         N/A             0.14%
Van Kampen UIF U.S. Real Estate - Class II                                      6.93%         N/A             5.47%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.10%         N/A             0.91%
Global Asset Allocation - Class IB                                             -10.89%       3.14%            6.12%
Growth and Income - Class IB                                                   -8.81%        5.35%            9.21%
Health Sciences - Class IB                                                     -21.90%        N/A             1.78%
High Yield - Class IB                                                           1.03%        -1.04%           4.72%
Income - Class IB                                                               4.60%        3.22%            3.94%
International Growth - Class IB                                                -22.74%        N/A             6.97%
Investors - Class IB                                                           -26.82%        N/A            -4.50%
Money Market - Class IB                                                         1.20%        2.28%            1.84%
New Opportunities - Class IB                                                   -32.08%       3.42%            8.86%
New Value - Class IB                                                            0.70%         N/A             6.92%
Research - Class IB                                                            -21.00%        N/A             3.39%
Utilities Growth and Income - Class IB                                         -24.42%       3.17%            6.16%
Vista - Class IB                                                               -35.37%        N/A             4.90%
Voyager - Class IB                                                             -24.50%       7.36%           10.27%
Franklin Growth and Income Securities - Class 2                                 2.16%        9.52%           10.20%
Franklin Small Cap - Class 2                                                   -17.49%       7.79%           10.58%
Franklin Small Cap Value Securities - Class 2                                  10.98%         N/A             0.43%
Mutual Shares Securities - Class II                                             4.35%        7.39%            7.73%
Templeton Developing Markets Securities - Class 2                              -10.46%      -14.35%          -13.74%
Templeton Foreign Securities - Class 2                                         -18.22%       2.07%            6.94%
Templeton Global Income Securities - Class 2                                   -0.35%        -0.81%           1.55%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.66%        N/A            -7.12%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.23%       4.38%            9.06%
Oppenheimer Global Securities - Service Class                                  -14.48%       12.54%          11.10%
Oppenheimer High Income - Service Class                                        -0.74%        -1.99%           4.85%
Oppenheimer Main Street Growth & Income - Service Class                        -12.62%       4.01%           10.87%
Oppenheimer Main Street Small Cap - Service Class                              -2.98%         N/A             1.00%
Oppenheimer Multiple Strategies - Service Class                                -0.53%        5.95%            7.44%
Oppenheimer Strategic Bond - Service Class                                      1.98%        1.59%            2.83%
Van Kampen LIT Emerging Growth - Class II                                      -33.56%       12.88%          14.47%
Van Kampen LIT Growth and Income - Class II                                    -9.10%        10.08%           9.83%
Van Kampen UIF Active International Allocation - Class II                      -22.23%        N/A            -11.22%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.09%         N/A             0.04%
Van Kampen UIF U.S. Real Estate - Class II                                      6.83%         N/A             5.36%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death  Benefit  Option  and the  Enhanced  Beneficiary  Protection
(Annual Increase) Option and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.15%         N/A             0.86%
Global Asset Allocation - Class IB                                             -10.93%       3.08%            6.06%
Growth and Income - Class IB                                                   -8.86%        5.29%            9.15%
Health Sciences - Class IB                                                     -21.94%        N/A             1.73%
High Yield - Class IB                                                           0.98%        -1.09%           4.67%
Income - Class IB                                                               4.55%        3.17%            3.89%
International Growth - Class IB                                                -22.78%        N/A             6.92%
Investors - Class IB                                                           -26.86%        N/A            -4.55%
Money Market - Class IB                                                         1.14%        2.23%            1.79%
New Opportunities - Class IB                                                   -32.11%       3.37%            8.81%
New Value - Class IB                                                            0.65%         N/A             6.87%
Research - Class IB                                                            -21.04%        N/A             3.34%
Utilities Growth and Income - Class IB                                         -24.45%       3.12%            6.11%
Vista - Class IB                                                               -35.41%        N/A             4.85%
Voyager - Class IB                                                             -24.54%       7.31%           10.21%
Franklin Growth and Income Securities - Class 2                                 2.11%        9.46%           10.15%
Franklin Small Cap - Class 2                                                   -17.53%       7.73%           10.53%
Franklin Small Cap Value Securities - Class 2                                  10.92%         N/A             0.38%
Mutual Shares Securities - Class II                                             4.30%        7.34%            7.67%
Templeton Developing Markets Securities - Class 2                              -10.51%      -14.39%          -13.79%
Templeton Foreign Securities - Class 2                                         -18.26%       2.01%            6.88%
Templeton Global Income Securities - Class 2                                   -0.40%        -0.86%           1.50%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.71%        N/A            -7.17%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.26%       4.32%            9.00%
Oppenheimer Global Securities - Service Class                                  -14.52%       12.48%          11.05%
Oppenheimer High Income - Service Class                                        -0.79%        -2.04%           4.80%
Oppenheimer Main Street Growth & Income - Service Class                        -12.67%       3.95%           10.81%
Oppenheimer Main Street Small Cap - Service Class                              -3.03%         N/A             0.95%
Oppenheimer Multiple Strategies - Service Class                                -0.58%        5.90%            7.39%
Oppenheimer Strategic Bond - Service Class                                      1.93%        1.54%            2.78%
Van Kampen LIT Emerging Growth - Class II                                      -33.59%       12.82%          14.41%
Van Kampen LIT Growth and Income - Class II                                    -9.14%        10.02%           9.78%
Van Kampen UIF Active International Allocation - Class II                      -22.27%        N/A            -11.27%
Van Kampen UIF Emerging Markets Debt - Class II                                 7.04%         N/A            -0.01%
Van Kampen UIF U.S. Real Estate - Class II                                      6.77%         N/A             5.31%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios(Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the Earnings  Protection  Death  Benefit  Option  (assuming  age of oldest
Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.25%         N/A             0.76%
Global Asset Allocation - Class IB                                             -11.02%       2.98%            5.96%
Growth and Income - Class IB                                                   -8.95%        5.19%            9.04%
Health Sciences - Class IB                                                     -22.02%        N/A             1.63%
High Yield - Class IB                                                           0.88%        -1.19%           4.56%
Income - Class IB                                                               4.44%        3.06%            3.78%
International Growth - Class IB                                                -22.86%        N/A             6.81%
Investors - Class IB                                                           -26.93%        N/A            -4.65%
Money Market - Class IB                                                         1.04%        2.13%            1.69%
New Opportunities - Class IB                                                   -32.18%       3.26%            8.70%
New Value - Class IB                                                            0.55%         N/A             6.76%
Research - Class IB                                                            -21.12%        N/A             3.24%
Utilities Growth and Income - Class IB                                         -24.53%       3.02%            6.00%
Vista - Class IB                                                               -35.47%        N/A             4.74%
Voyager - Class IB                                                             -24.62%       7.20%           10.10%
Franklin Growth and Income Securities - Class 2                                 2.01%        9.35%           10.03%
Franklin Small Cap - Class 2                                                   -17.61%       7.62%           10.42%
Franklin Small Cap Value Securities - Class 2                                  10.81%         N/A             0.27%
Mutual Shares Securities - Class II                                             4.20%        7.23%            7.56%
Templeton Developing Markets Securities - Class 2                              -10.60%      -14.48%          -13.87%
Templeton Foreign Securities - Class 2                                         -18.34%       1.91%            6.78%
Templeton Global Income Securities - Class 2                                   -0.50%        -0.96%           1.39%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.79%        N/A            -7.26%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.33%       4.22%            8.89%
Oppenheimer Global Securities - Service Class                                  -14.61%       12.37%          10.94%
Oppenheimer High Income - Service Class                                        -0.89%        -2.14%           4.69%
Oppenheimer Main Street Growth & Income - Service Class                        -12.75%       3.85%           10.70%
Oppenheimer Main Street Small Cap - Service Class                              -3.13%         N/A             0.84%
Oppenheimer Multiple Strategies - Service Class                                -0.68%        5.79%            7.28%
Oppenheimer Strategic Bond - Service Class                                      1.83%        1.44%            2.68%
Van Kampen LIT Emerging Growth - Class II                                      -33.66%       12.71%          14.29%
Van Kampen LIT Growth and Income - Class II                                    -9.24%        9.91%            9.67%
Van Kampen UIF Active International Allocation - Class II                      -22.35%        N/A            -11.35%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.93%         N/A            -0.11%
Van Kampen UIF U.S. Real Estate - Class II                                      6.66%         N/A             5.20%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.25%         N/A             0.76%
Global Asset Allocation - Class IB                                             -11.02%       2.98%            5.96%
Growth and Income - Class IB                                                   -8.95%        5.19%            9.04%
Health Sciences - Class IB                                                     -22.02%        N/A             1.63%
High Yield - Class IB                                                           0.88%        -1.19%           4.56%
Income - Class IB                                                               4.44%        3.06%            3.78%
International Growth - Class IB                                                -22.86%        N/A             6.81%
Investors - Class IB                                                           -26.93%        N/A            -4.65%
Money Market - Class IB                                                         1.04%        2.13%            1.69%
New Opportunities - Class IB                                                   -32.18%       3.26%            8.70%
New Value - Class IB                                                            0.55%         N/A             6.76%
Research - Class IB                                                            -21.12%        N/A             3.24%
Utilities Growth and Income - Class IB                                         -24.53%       3.02%            6.00%
Vista - Class IB                                                               -35.47%        N/A             4.74%
Voyager - Class IB                                                             -24.62%       7.20%           10.10%
Franklin Growth and Income Securities - Class 2                                 2.01%        9.35%           10.03%
Franklin Small Cap - Class 2                                                   -17.61%       7.62%           10.42%
Franklin Small Cap Value Securities - Class 2                                  10.81%         N/A             0.27%
Mutual Shares Securities - Class II                                             4.20%        7.23%            7.56%
Templeton Developing Markets Securities - Class 2                              -10.60%      -14.48%          -13.87%
Templeton Foreign Securities - Class 2                                         -18.34%       1.91%            6.78%
Templeton Global Income Securities - Class 2                                   -0.50%        -0.96%           1.39%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.79%        N/A            -7.26%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.33%       4.22%            8.89%
Oppenheimer Global Securities - Service Class                                  -14.61%       12.37%          10.94%
Oppenheimer High Income - Service Class                                        -0.89%        -2.14%           4.69%
Oppenheimer Main Street Growth & Income - Service Class                        -12.75%       3.85%           10.70%
Oppenheimer Main Street Small Cap - Service Class                              -3.13%         N/A             0.84%
Oppenheimer Multiple Strategies - Service Class                                -0.68%        5.79%            7.28%
Oppenheimer Strategic Bond - Service Class                                      1.83%        1.44%            2.68%
Van Kampen LIT Emerging Growth - Class II                                      -33.66%       12.71%          14.29%
Van Kampen LIT Growth and Income - Class II                                    -9.24%        9.91%            9.67%
Van Kampen UIF Active International Allocation - Class II                      -22.35%        N/A            -11.35%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.93%         N/A            -0.11%
Van Kampen UIF U.S. Real Estate - Class II                                      6.66%         N/A             5.20%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


(With the MAV Death Benefit Option or the Enhanced Beneficiary Protection
(Annual Increase) Option and the Earnings Protection Death Benefit Option
(assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider Application Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.40%         N/A             0.61%
Global Asset Allocation - Class IB                                             -11.16%       2.82%            5.80%
Growth and Income - Class IB                                                   -9.09%        5.03%            8.88%
Health Sciences - Class IB                                                     -22.14%        N/A             1.47%
High Yield - Class IB                                                           0.72%        -1.34%           4.40%
Income - Class IB                                                               4.29%        2.91%            3.62%
International Growth - Class IB                                                -22.98%        N/A             6.65%
Investors - Class IB                                                           -27.05%        N/A            -4.79%
Money Market - Class IB                                                         0.89%        1.97%            1.53%
New Opportunities - Class IB                                                   -32.28%       3.11%            8.53%
New Value - Class IB                                                            0.40%         N/A             6.60%
Research - Class IB                                                            -21.24%        N/A             3.08%
Utilities Growth and Income - Class IB                                         -24.64%       2.86%            5.84%
Vista - Class IB                                                               -35.57%        N/A             4.59%
Voyager - Class IB                                                             -24.73%       7.04%            9.94%
Franklin Growth and Income Securities - Class 2                                 1.85%        9.19%            9.87%
Franklin Small Cap - Class 2                                                   -17.74%       7.46%           10.25%
Franklin Small Cap Value Securities - Class 2                                  10.64%         N/A             0.12%
Mutual Shares Securities - Class II                                             4.04%        7.07%            7.40%
Templeton Developing Markets Securities - Class 2                              -10.74%      -14.61%          -14.01%
Templeton Foreign Securities - Class 2                                         -18.47%       1.76%            6.61%
Templeton Global Income Securities - Class 2                                   -0.66%        -1.11%           1.24%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.91%        N/A            -7.40%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.43%       4.06%            8.73%
Oppenheimer Global Securities - Service Class                                  -14.74%       12.20%          10.77%
Oppenheimer High Income - Service Class                                        -1.04%        -2.29%           4.53%
Oppenheimer Main Street Growth & Income - Service Class                        -12.89%       3.69%           10.53%
Oppenheimer Main Street Small Cap - Service Class                              -3.28%         N/A             0.69%
Oppenheimer Multiple Strategies - Service Class                                -0.83%        5.63%            7.12%
Oppenheimer Strategic Bond - Service Class                                      1.67%        1.28%            2.52%
Van Kampen LIT Emerging Growth - Class II                                      -33.76%       12.54%          14.12%
Van Kampen LIT Growth and Income - Class II                                    -9.37%        9.75%            9.50%
Van Kampen UIF Active International Allocation - Class II                      -22.46%        N/A            -11.49%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.77%         N/A            -0.26%
Van Kampen UIF U.S. Real Estate - Class II                                      6.50%         N/A             5.04%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).



(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is 70 or younger on the Rider Application
Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.40%         N/A             0.61%
Global Asset Allocation - Class IB                                             -11.16%       2.82%            5.80%
Growth and Income - Class IB                                                   -9.09%        5.03%            8.88%
Health Sciences - Class IB                                                     -22.14%        N/A             1.47%
High Yield - Class IB                                                           0.72%        -1.34%           4.40%
Income - Class IB                                                               4.29%        2.91%            3.62%
International Growth - Class IB                                                -22.98%        N/A             6.65%
Investors - Class IB                                                           -27.05%        N/A            -4.79%
Money Market - Class IB                                                         0.89%        1.97%            1.53%
New Opportunities - Class IB                                                   -32.28%       3.11%            8.53%
New Value - Class IB                                                            0.40%         N/A             6.60%
Research - Class IB                                                            -21.24%        N/A             3.08%
Utilities Growth and Income - Class IB                                         -24.64%       2.86%            5.84%
Vista - Class IB                                                               -35.57%        N/A             4.59%
Voyager - Class IB                                                             -24.73%       7.04%            9.94%
Franklin Growth and Income Securities - Class 2                                 1.85%        9.19%            9.87%
Franklin Small Cap - Class 2                                                   -17.74%       7.46%           10.25%
Franklin Small Cap Value Securities - Class 2                                  10.64%         N/A             0.12%
Mutual Shares Securities - Class II                                             4.04%        7.07%            7.40%
Templeton Developing Markets Securities - Class 2                              -10.74%      -14.61%          -14.01%
Templeton Foreign Securities - Class 2                                         -18.47%       1.76%            6.61%
Templeton Global Income Securities - Class 2                                   -0.66%        -1.11%           1.24%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -17.91%        N/A            -7.40%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.43%       4.06%            8.73%
Oppenheimer Global Securities - Service Class                                  -14.74%       12.20%          10.77%
Oppenheimer High Income - Service Class                                        -1.04%        -2.29%           4.53%
Oppenheimer Main Street Growth & Income - Service Class                        -12.89%       3.69%           10.53%
Oppenheimer Main Street Small Cap - Service Class                              -3.28%         N/A             0.69%
Oppenheimer Multiple Strategies - Service Class                                -0.83%        5.63%            7.12%
Oppenheimer Strategic Bond - Service Class                                      1.67%        1.28%            2.52%
Van Kampen LIT Emerging Growth - Class II                                      -33.76%       12.54%          14.12%
Van Kampen LIT Growth and Income - Class II                                    -9.37%        9.75%            9.50%
Van Kampen UIF Active International Allocation - Class II                      -22.46%        N/A            -11.49%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.77%         N/A            -0.26%
Van Kampen UIF U.S. Real Estate - Class II                                      6.50%         N/A             5.04%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).

(With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual
Increase) Option and the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner and Annuitant is between 71 and 79 on the Rider
Application Date) and Retirement Income Guarantee Rider 2)

Fund                                                                           1 Year        5 Year    10 Year or Since Inception
The George Putnam Fund of Boston - Class IB                                    -2.55%         N/A             0.46%
Global Asset Allocation - Class IB                                             -11.29%       2.67%            5.63%
Growth and Income - Class IB                                                   -9.22%        4.87%            8.71%
Health Sciences - Class IB                                                     -22.26%        N/A             1.32%
High Yield - Class IB                                                           0.57%        -1.49%           4.24%
Income - Class IB                                                               4.13%        2.75%            3.47%
International Growth - Class IB                                                -23.09%        N/A             6.49%
Investors - Class IB                                                           -27.16%        N/A            -4.94%
Money Market - Class IB                                                         0.74%        1.81%            1.38%
New Opportunities - Class IB                                                   -32.39%       2.95%            8.37%
New Value - Class IB                                                            0.25%         N/A             6.44%
Research - Class IB                                                            -21.36%        N/A             2.93%
Utilities Growth and Income - Class IB                                         -24.76%       2.71%            5.68%
Vista - Class IB                                                               -35.67%        N/A             4.43%
Voyager - Class IB                                                             -24.85%       6.87%            9.77%
Franklin Growth and Income Securities - Class 2                                 1.70%        9.02%            9.70%
Franklin Small Cap - Class 2                                                   -17.86%       7.30%           10.08%
Franklin Small Cap Value Securities - Class 2                                  10.48%         N/A            -0.03%
Mutual Shares Securities - Class II                                             3.88%        6.90%            7.24%
Templeton Developing Markets Securities - Class 2                              -10.87%      -14.74%          -14.14%
Templeton Foreign Securities - Class 2                                         -18.59%       1.60%            6.45%
Templeton Global Income Securities - Class 2                                   -0.81%        -1.26%           1.08%
LSA Aggressive Growth                                                            N/A          N/A              N/A
LSA Focused Equity                                                             -18.04%        N/A            -7.54%
LSA Mid Cap Value                                                                N/A          N/A              N/A
Oppenheimer Aggressive Growth - Service Class                                  -33.54%       3.90%            8.56%
Oppenheimer Global Securities - Service Class                                  -14.87%       12.03%          10.60%
Oppenheimer High Income - Service Class                                        -1.19%        -2.44%           4.37%
Oppenheimer Main Street Growth & Income - Service Class                        -13.02%       3.53%           10.37%
Oppenheimer Main Street Small Cap - Service Class                              -3.42%         N/A             0.54%
Oppenheimer Multiple Strategies - Service Class                                -0.98%        5.47%            6.95%
Oppenheimer Strategic Bond - Service Class                                      1.52%        1.13%            2.36%
Van Kampen LIT Emerging Growth - Class II                                      -33.86%       12.37%          13.95%
Van Kampen LIT Growth and Income - Class II                                    -9.51%        9.58%            9.33%
Van Kampen UIF Active International Allocation - Class II                      -22.58%        N/A            -11.62%
Van Kampen UIF Emerging Markets Debt - Class II                                 6.61%         N/A            -0.41%
Van Kampen UIF U.S. Real Estate - Class II                                      6.34%         N/A             4.88%

* The  inception  dates for the  Portfolios  appear under the heading  "Adjusted
Historical Total Returns," above. For periods prior to the inception dates of the Portfolios (Class IB shares), the performance shown is based on the historical performance of the Portfolios (Class IA shares), adjusted to reflect the current expenses of the Portfolios (Class IB shares).


Independent Auditors' Report

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

     We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts. These financial statements and financial schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002
(March 28, 2002 as to Note 18)

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                       Year Ended December 31,
                                                                                     2001       2000       1999
                                                                                     ----       ----       ----
                                                                                            (in millions)
Revenues
Premiums (net of reinsurance ceded of $323, $302 and $241)                            $1,046     $1,069      $  838
Contract charges                                                                         821        798         723
Net investment income                                                                  2,839      2,589       2,239
Realized capital gains and losses                                                       (213)       (26)        192
                                                                                      ------     ------      ------

                                                                                       4,493      4,430       3,992
                                                                                      ------     ------      ------

Costs and expenses
Contract benefits (net of reinsurance recoverable of $277, $243 and $161)              1,485      1,439       1,251
Interest credited to contractholders' funds                                            1,670      1,519       1,260
Amortization of deferred policy acquisition costs                                        365        418         367
Operating costs and expenses                                                             416        343         344
                                                                                      ------     ------      ------

                                                                                       3,936      3,719       3,222
Loss on disposition of operations                                                         (4)        --          --
                                                                                      ------     ------      ------

Income from operations before income tax expense and cumulative effect
 of change in accounting principle                                                       553        711         770
Income tax expense                                                                       179        241         266
                                                                                      ------     ------     -------

Income before cumulative effect of change in accounting principle                        374        470         504
                                                                                      ------     ------     -------

Cumulative effect of change in accounting for derivatives and embedded derivative financial instruments, after-tax

                                                                                          (6)        --        --
                                                                                       -----     ------     -------

Net income                                                                               368        470         504
                                                                                       -----     ------     -------

Other comprehensive income (loss), after tax
Changes in:
   Unrealized net capital gains and losses                                                76        351        (646)
   Unrealized foreign currency translation adjustments                                     2         (2)          1

Other comprehensive income (loss), after-tax                                              78        349        (645)
                                                                                       -----     ------     -------

Comprehensive income (loss)                                                            $ 446     $  819     $  (141)
                                                                                       =====     ======     =======





See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION


                                                                                                        December 31,
                                                                                                      2001        2000
                                                                                                    --------   ---------
                                                                                                    (in millions, except
                                                                                                       par value data)
Assets
Investments
   Fixed income securities, at fair value (amortized cost $35,718 and $31,052)                         $37,226     $32,281
   Mortgage loans                                                                                        5,450       4,351
   Equity securities, at fair value (cost $196 and $425)                                                   201         473
   Short-term                                                                                              672         836
   Policy loans                                                                                            673         644
   Other                                                                                                    75          35
                                                                                                       -------     -------

      Total investments                                                                                 44,297      38,620
Cash                                                                                                       130          58
Deferred policy acquisition costs                                                                        2,997       2,926
Reinsurance recoverables, net                                                                              950         614
Accrued investment income                                                                                  479         494
Other assets                                                                                               182         181
Separate Accounts                                                                                       13,587      15,298
                                                                                                       -------     -------

        Total assets                                                                                   $62,622     $58,191
                                                                                                       =======     =======


Liabilities
Contractholder funds                                                                                    $32,301     $27,676
Reserve for life-contingent contract benefits                                                             8,632       8,000
Unearned premiums                                                                                             9          48
Payable to affiliates, net                                                                                   74          52
Other liabilities and accrued expenses                                                                    2,053       1,487
Deferred income taxes                                                                                       569         505
Separate Accounts                                                                                        13,587      15,298
                                                                                                        -------     -------

        Total liabilities                                                                                57,225      53,066
                                                                                                        -------     -------

Commitments and Contingent Liabilities (Note 10)

Shareholder's Equity
Redeemable preferred stock--series A, $100 par value, 1,500,000 shares
   authorized, 1,035,610 and 920,210 shares issued and outstanding                                          104          92
Redeemable preferred stock--series A subscriptions receivable                                               (14)         --
Redeemable preferred stock--series B, $100 par value, 1,500,000 shares authorized, 0 and 1,170,000 shares issued and outstanding
                                                                                                             --         117
Common stock, $227 par value, 23,800 shares authorized and outstanding                                        5           5
Additional capital paid-in                                                                                  717         600
Retained income                                                                                           3,948       3,752
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                                  636         560
   Unrealized foreign currency translation adjustments                                                        1          (1)
                                                                                                        -------     -------

        Total accumulated other comprehensive income                                                        637         559
                                                                                                        -------     -------

        Total shareholder's equity                                                                        5,397       5,125
                                                                                                        -------     -------

        Total liabilities and shareholder's equity                                                      $62,622     $58,191
                                                                                                        =======     =======

See notes to consolidated financial statements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                                         Year Ended December 31,
                                                                                                       2001       2000       1999
                                                                                                       ----       ----       ----
                                                                                                              (in millions)
Redeemable preferred stock--series A
Balance, beginning of year                                                                           $   92    $    66     $   58
Issuance of stock                                                                                        15         26          8
Redemption of stock                                                                                      (3)        --         --
                                                                                                     ------    -------     ------

Balance, end of year                                                                                    104         92         66
                                                                                                     ------    -------     ------

Redeemable preferred stock--series A subscriptions receivable                                           (14)        --         --
                                                                                                     ------    -------     ------

Redeemable preferred stock--series B
Balance, beginning of year                                                                              117        117        117
Redemption of stock                                                                                    (117)        --         --
                                                                                                     ------    -------     ------

Balance, end of year                                                                                     --        117        117
                                                                                                     ------    -------     ------

Common stock
Balance, beginning of year                                                                                5          5          5
Issuance of stock                                                                                        --         --         --
                                                                                                     ------    -------     ------

Balance, end of year                                                                                      5          5          5
                                                                                                     ------    -------     ------
Additional capital paid in
Balance, beginning of year                                                                              600        600        600
Capital contribution                                                                                    117         --         --
                                                                                                     ------    -------     ------

Balance, end of year                                                                                    717        600        600
                                                                                                     ------    -------     ------

Retained income
Balance, beginning of year                                                                            3,752      3,367      2,963
Net income                                                                                              368        470        504
Dividends                                                                                              (172)       (85)      (100)

Balance, end of year                                                                                  3,948      3,752      3,367
                                                                                                     ------    -------     ------
Accumulated other comprehensive income
Balance, beginning of year                                                                              559        210        855
Change in unrealized net capital gains and net losses on derivative financial instruments                76        351       (646)
Change in unrealized foreign currency translation adjustments                                             2        (2)          1
                                                                                                     ------    -------     ------
Balance, end of year                                                                                    637        559        210
                                                                                                     ------    -------     ------

Total shareholder's equity                                                                           $5,397    $ 5,125     $4,365
                                                                                                     ======    =======     ======



See notes to consolidated financial statements.

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                Year Ended December 31,
                                                                                                 2001          2000         1999
                                                                                                 ----          ----         ----
                                                                                                     (in millions)
Cash flows from operating activities
Net income                                                                                    $   368      $    470      $   504
   Adjustments to reconcile net income to net cash provided by operating activities:
   Amortization and other non-cash items                                                         (261)         (232)        (147)
   Realized capital gains and losses                                                              213            26         (192)
   Loss on disposition of operations                                                                4            --           --
   Cumulative effect of change in accounting for derivative and embedded derivative                 6            --           --
      financial instruments
   Interest credited to contractholder funds                                                    1,670         1,439        1,251
   Changes in:
      Contract benefit and other insurance reserves                                                38            91         (49)
      Unearned premiums                                                                           (39)          (10)         (30)
      Deferred policy acquisition costs                                                          (272)         (349)        (261)
      Reinsurance recoverables                                                                   (145)         (139)         (41)
      Income taxes payable                                                                         26           128           58
      Other operating assets and liabilities                                                      145          (125)         (48)
                                                                                             --------      --------     --------
           Net cash provided by operating activities                                            1,753         1,299        1,045
                                                                                             --------      --------     --------
Cash flows from investing activities
Proceeds from sales
   Fixed income securities                                                                      6,844         6,923        4,680
   Real estate                                                                                     10            --           --
   Equity securities                                                                              540           985          992
Investment collections
   Fixed income securities                                                                      3,434         2,041        2,907
   Mortgage loans                                                                                 359           390          392
Investments purchases
   Fixed income securities                                                                    (14,465)      (12,319)     (10,071)
   Equity securities                                                                             (318)         (894)        (862)
   Mortgage loans                                                                              (1,456)         (938)        (908)
Acquisitions, net of cash received                                                                 67            --           --
Change in short-term investments, net                                                             330           281            4
Change in other investments, net                                                                  (44)          (46)         (36)
                                                                                             --------      --------     --------
           Net cash used in investing activities                                               (4,699)       (3,577)      (2,902)

Cash flows from financing activities
Proceeds from issuance of redeemable preferred stock                                                1            26            8
Redemption of redeemable preferred stock                                                         (120)           --           --
Capital contribution                                                                              117            --           --
Contractholder fund deposits                                                                    7,860         7,875        5,594
Contractholder fund withdrawals                                                                (4,668)       (5,548)      (3,684)
Dividends paid                                                                                   (172)          (85)        (100)
                                                                                             --------      --------     --------
           Net cash provided by financing activities                                            3,018         2,268        1,818
                                                                                             --------      --------     --------
Net increase (decrease) in cash                                                                    72           (10)         (39)
Cash at beginning of the year                                                                      58            68          107
                                                                                             --------      --------     --------
Cash at end of year                                                                          $    130      $     58     $     68
                                                                                             ========      ========     ========




See notes to consolidated financial statements.
                                      F-4

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1.  General

Basis of presentation

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     On May 31, 2000, the Company paid a dividend of all the common shares of Allstate Insurance Company of Canada ("AICC") stock to AIC. Prior to the dividend, AICC had been consolidated in the Company's financial statements and related disclosures. In conjunction with the dividend, the Company has restated its prior year financial results to exclude AICC.

     To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

Nature of operations

     The Company markets its products through two business segments, Retail and Structured Financial Products.

     The Retail segment offers a diversified group of products to meet consumers' lifetime needs in the areas of protection and retirement solutions through a variety of distribution channels. Principal products offered by the segment include:


Protection                                    Retirement
------------------------------                --------------------------------
Life Insurance                                Investment Contracts
   Traditional                                  Fixed annuities
      Term life                                 Market value adjusted annuities
      Whole life                                Equity-indexed annuities
      Credit Life                               Immediate annuities
   Interest-sensitive life                      Variable annuities*
      Universal life
      Single premium life
      Variable life*
      Variable universal life*
      Single premium variable life
Other
   Long-term care
   Accidental death
   Hospital indemnity
   Credit disability
   *--Separate Accounts products


Four distribution channels market the Retail products: (1) the Allstate Agency channel, (2) the independent agents broker/dealers channel, including master brokerage agencies, (3) the financial services firms channel and (4) the direct marketing channel. Although the Company currently benefits from agreements with financial services firms who market and distribute its retail products, change in control of these non-affiliated entities with which the Company has alliances could negatively impact sales.

     The Structured Financial Products segment offers a variety of spread-based and fee-based products to qualified investment buyers. Spread-based products are designed to generate income based on the difference ("spread") between investment returns on the supporting assets and the guaranteed returns provided to customers. Fee-based products are designed to generate income based on various fees or charges assessed against the account values. While spread-based

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

products provide guaranteed rates of return to customers, some fee-based products provide only a limited guarantee to customers. Spread-based products include guaranteed investment contracts ("GICs") and funding agreements ("FAs"). Synthetic GICs are the primary fee-based product offered by the segment. These products are distributed through specialized brokers or investment bankers. The segment also offers single premium annuity products such as structured settlement annuities through brokers who specialize in settlement of injury and other liability cases and single premium immediate annuities ("SPIAs") through independent agents.

     In 2001, annuity premiums and deposits represented approximately 81.5% of the Company's total statutory premiums and deposits, which include all deposits recorded as liabilities in the statutory-basis financial statements.

     The Company monitors economic and regulatory developments, which have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

     Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

     The Company is authorized to sell its products in all 50 states, the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also authorized to sell certain insurance products in various foreign countries. The top geographic locations in the United States for statutory premiums and deposits earned by the Company were Delaware, California, New York, Florida, Nebraska, Pennsylvania and Texas for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits for the Company.

2.   Summary of Significant Accounting Policies

Investments

     Fixed income securities include bonds, mortgage-backed and asset-backed securities, and redeemable preferred stocks. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). Fair values for exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, is reflected as a component of Accumulated other comprehensive income.

     Mortgage loans are carried at outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions, and other factors.

     Equity securities include common and non-redeemable preferred stocks, real estate investment trusts and limited partnership interests. Common and non-redeemable preferred stocks and real estate investment trusts are carried at fair value with the difference between cost and fair value of equity securities, less deferred income taxes, reflected as a component of Accumulated other comprehensive income. The fair value of equity securities is based principally on quoted market prices. Investments in limited partnerships in which the Company does not have a controlling interest, are accounted for in accordance with the equity method of accounting. In instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, the Company applies the cost method of accounting.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Short-term investments are carried at cost or amortized cost that approximates fair value, and generally includes collateral received in connection with certain securities lending activities. For securities lending transactions, the Company records an offsetting liability in Other liabilities and accrued expenses for the Company's obligation to repay the collateral.

     Policy loans are carried at unpaid principal balances. Other investments consist primarily of real estate investments, which are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the Company has an active plan to sell.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses from portfolio trading, write-downs in value due to other than temporary declines in fair value, and changes in the value of certain derivative instruments.

     The Company monitors its fixed income and equity portfolios for ratings changes or other events which may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration and extent to which the fair value has been less than cost; and 3) the financial condition and near-term prospects of the issuer.

Derivative and embedded derivative financial instruments

     The Company adopted the provisions of Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138 (the "statements") to the Company was a loss of $6 million, after-tax, and is reflected as a cumulative effect of a change in accounting principle on the Consolidated Statements of Operations. The Company also recorded a cumulative after-tax decrease of $1 million in Accumulated other comprehensive income. The FASB is continuing to provide clarification and interpretation for the application of the statements. Any future clarifying or interpretative guidance will be applied by the Company as prescribed by the FASB.

     The statements require that all derivatives be recognized on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through Net income. If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through Net income or recognized in Accumulated other comprehensive income until the hedged item is recognized in Net income. The Company has elected to adopt the provisions of the statements with respect to embedded derivative financial instruments to all such instruments held at January 1, 2001.

     Derivative financial instruments include swaps, futures, options, interest rate caps and floors, warrants, synthetic guaranteed investment contracts, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, certain investment risk transfer reinsurance agreements and certain credit default swaps. Derivatives which are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible fixed income securities, equity indexed life and annuity contracts, and certain variable contracts sold (see
Note 6).

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability, a forecasted transaction or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged, the methodology used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged transaction's variability in cash flows attributable to the hedged risk and the method that will be used to measure hedge ineffectiveness. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in Realized capital gains and losses, which was a $6 million net gain as of December 31, 2001.

     Derivatives are accounted for on a fair value basis, and reported as Other investments, Other assets, Other liabilities and accrued expenses or Contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and subject to bifurcation are reported in Realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation are reported in Realized capital gains and losses or Interest credited to contractholders' funds.

     Fair value hedges

     The Company designates certain of its interest rate and foreign currency swap contracts, interest rate futures contracts, and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments utilized in fair value hedges, the change in the fair value of the derivatives is reported together in Net investment income with the change in the fair value of the hedged items, when the hedged items are investment assets or a portion thereof. The change in the fair value of hedging instruments utilized in fair value hedges, when the hedged items are Contractholder funds liabilities or a portion thereof, are reported together in Interest credited to contractholders' funds with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported in Net investment income or Interest credited to contractholders' funds. The carrying value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     Cash flow hedges

     The Company designates certain of its interest rate and foreign currency swap contracts, and interest rate futures contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk. The Company's cash flow exposure may be associated with either an existing asset or liability, or a forecasted transaction. Forecasted transactions must be probable of occurrence with their significant terms and specific characteristics identified.

     For hedging instruments utilized in cash flow hedges, the change in the fair value of the derivatives is reported in Accumulated other comprehensive income. Amounts are reclassified to Net investment income or Realized capital gains and losses as the hedged transaction affects net income. The amount in Accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to Net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from Accumulated other comprehensive income to Net income. If the Company expects at any time that the loss reported in Accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in Realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in Accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     Termination of hedge accounting

     If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished or the occurrence of a hedged forecasted transaction is no longer probable), the Company may terminate the derivative position. The Company may also terminate derivatives as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the gains and losses recognized on the derivative are reported in Realized capital gains and losses. For a fair value hedge which is no longer effective or for which the derivative has been terminated, the gain or loss recognized on the risk being hedged and used to adjust the carrying amount of the asset, liability or portion thereof is

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

amortized to Net investment income or Interest credited to contractholders' funds, respectively, beginning in the period that hedge accounting is no longer applied. When a derivative financial instrument utilized in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from Accumulated other comprehensive income to Net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in Realized capital gains and losses. When a derivative financial instrument utilized in a cash flow hedge of a forecasted transaction is terminated prior to the occurrence of the forecasted transaction, or if a forecasted transaction is no longer probable of occurring, the gain or loss recognized on the derivative is reclassified from Accumulated other comprehensive income to Realized capital gains and losses.

     Non-hedge derivative financial instruments

     The Company also has certain derivatives that are used in interest rate and equity price risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of indexed instruments, certain interest rate futures and swap contracts, interest rate caps and floors and certain forward contracts for TBA mortgage securities. Based upon the income statement reporting category of the risk being offset, gains and losses attributable to the change in fair value and the accrued periodic settlements for these derivatives are matched together with results of the risk being offset. Therefore, the derivatives' gains and losses and accrued periodic settlements may be recognized in Net investment income, Realized capital gains and losses, Operating costs and expenses or Interest credited to contractholders' funds during the period on a current basis.

     Prior to January 1, 2001, derivatives designated as accounting hedges were accounted for on a fair value, deferral or accrual basis, depending on the nature of the hedge strategy, the method used to account for the hedged item and the derivative used. Derivatives not accounted for as accounting hedges were accounted for on a fair value basis. Under fair value hedge accounting, the changes in the fair value of derivatives used in accounting hedges were reported in earnings or unrealized gains and losses, depending on the strategy. Under deferral accounting, gains and losses on derivatives were deferred and recognized in earnings in conjunction with earnings on the hedged item. Under accrual accounting, interest income or expense related to the derivative was accrued and recorded as an adjustment to the interest income or expense of the hedged item. Where hedge accounting was not applied, the change in fair value of certain derivatives was recognized in Net investment income, Realized capital gains and losses or Interest credited to contractholders' funds during the period on a current basis.

Security repurchase and resale and securities loaned

     Securities purchased under agreements to resell and securities sold under agreements to repurchase, including a mortgage dollar roll program, are treated as financing arrangements and are generally carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession or control of securities purchased under agreements to resell. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through the right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased or resold is monitored, and additional collateral is obtained, where appropriate, to protect against credit exposure.

     Securities loaned are treated as financing arrangements and are recorded at the amount of cash received in Short-term investments and Other liabilities and accrued expenses. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of domestic and foreign securities, respectively. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned are with large brokerage firms.

     Securities repurchase and resale agreements and securities loaned transactions are used to generate net investment income and to provide liquidity. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of their relatively short-term nature.

Recognition of insurance revenue and related benefits and interest credited

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the contract balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities, immediate annuities without life contingencies, certain GICs and FAs are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and surrenders. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate Accounts products include variable annuity, variable life, variable universal life, single premium variable life and certain GICs. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid on variable annuity contracts.

Deferred policy acquisition costs

     Costs which vary with and are primarily related to acquiring life and investment business, principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses, are deferred and amortized into income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down where necessary.

     For traditional life insurance and immediate annuities with life contingencies, these costs are amortized in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred policy acquisition costs and reserve calculations, are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business inforce, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies. For internal exchanges of traditional life insurance and immediate annuities with life contingencies, the unamortized balance of costs previously deferred under the original contracts are charges to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life and investment contracts, the costs are amortized in relation to the estimated gross profits on such business over the estimated lives of the contract periods. Gross profits are determined at the date of contract issue and comprise estimated future investment, mortality and expense margins and surrender charges. For 2001, the average long-term rate of

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

assumed future investment yield used in estimating gross profit margins is 8% plus 1.25% for fees. Assumptions underlying the gross profits are periodically updated to reflect actual experience, and changes in the amount or timing of estimated gross profits will result in adjustments to the cumulative amortization of these costs. New costs associated with internal exchanges of investment contracts are deferred and amortized into income. The balance of the original costs deferred and carried over, plus any new costs deferred due to internal exchanges, is limited to the amount of costs that would be deferred from the issuance of new investment contracts. Any excess costs are charged to income at the time of the exchange. The Company periodically compares the present value of future gross profits to costs deferred at the segment level to ensure they are sufficient to amortize deferred policy acquisition costs. As a result, the Company concludes that the balance of deferred policy acquisition costs is reasonable and recoverable at December 31, 2001.

     The cost assigned to the right to receive future cash flows from certain business purchased from other insurers is also classified as Deferred policy acquisition costs in the Consolidated statements of financial position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business, and are periodically evaluated for recoverability. Present value of future profits was $78 million and $94 million at December 31, 2001 and 2000, respectively. Amortization expense on present value of future profits was $16 million, $11 million and $4 million for the years ended December 31, 2001, 2000 and 1999, respectively.

     To the extent unrealized gains or losses on fixed income securities carried at fair value would result in an adjustment of estimated gross profits had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded net of tax as a reduction of the unrealized capital gains or losses included in Accumulated other comprehensive income.

     All other acquisition expenses are charged to operations as incurred.

Reinsurance recoverable

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (see Note 9). The amounts reported in the Consolidated statements of financial position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities, including Reserve for life-contingent contract benefits, are reported gross of Reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable therefrom are regularly evaluated by the Company.

     The Company also has reinsurance agreements that transfer a portion of the investment risk of guaranteed minimum income annuitization options offered in certain variable contracts.

Income taxes

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves and deferred policy acquisition costs. Deferred income taxes also arise from unrealized capital gains and losses on fixed income securities carried at fair value.

Separate Accounts

     The Company issues variable annuities, variable life contracts and certain GICs, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's consolidated statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense risk charges.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

Contractholder funds

     Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, death benefits, mortality charges, net Separate Accounts transfers and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 8.

Reserves for life-contingent contract benefits

     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 8. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded net of tax as a reduction of the unrealized net capital gains included in Accumulated other comprehensive income.

Off-balance-sheet financial instruments

     Commitments to invest, to purchase private placement securities, to extend mortgage loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's consolidated statements of financial position. The contractual amounts and fair values of these instruments are outlined in Note 6.

Use of estimates

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Pending accounting standards

     In June 2001, the FASB issued SFAS No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value as opposed to an undiscounted basis. SFAS No. 142 is effective January 1, 2002. A transitional goodwill impairment test is required to be completed within the first six months of adoption with any resulting impairment charge recognized as the cumulative effect of a change in accounting principle in the consolidated statement of operations. As of December 31, 2001, the Company's unamortized goodwill balance was $13 million and goodwill amortization expense recognized during 2001 was $627 thousand. Transitional goodwill impairment testing is being conducted.

     In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 supercedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed Of" and the accounting provisions of Accounting Principles Board ("APB") Opinion No. 30, "Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions", for the disposal of a segment of a business. The Statement also amends Accounting Research Bulletin ("ARB") No. 51, "Consolidated Financial Statements", to eliminate the exception to consolidation for a subsidiary for which control is likely to be temporary. SFAS No. 144 requires that long-lived assets held for sale be recorded at the lower of carrying value or fair value less cost to sell. An impairment loss is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be disposed of other than by sale are considered held and used until disposed of. The adoption of SFAS No. 144 on January 1, 2002 is not expected have a material impact on either the consolidated financial position or results of operations of the Company.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     In December 2001, the Accounting Standards Executive Committee (AcSEC) issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the consolidated results of operations or financial position.

3.   Acquisitions and Disposition

American Maturity Life Insurance Company

     On January 2, 2001, the Company acquired blocks of business from American Maturity Life Insurance Company ("American Maturity") via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities. The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life-contingent contract benefits and contractholder funds resulting in no goodwill being recorded.

Provident National Assurance Company

     On February 2, 2001, the Company acquired Provident National Assurance Company ("PNAC"), a broadly licensed inactive company that maintains authority to conduct life insurance and variable annuity products in most states, from UnumProvident Corporation. The transaction was accounted for as a purchase and the excess of the acquisition cost over the fair value of PNAC's net assets acquired of $5 million was recorded as goodwill. The Company paid consideration of $14 million as part of the acquisition. PNAC's name was subsequently changed to Allstate Assurance Company, which was redomiciled in the State of Illinois.

Pt Asuransi Jiwa Allstate, Indonesia

     On June 29, 2001, the Company disposed of its operations in Indonesia through a sale and purchase agreement with The Prudential Assurance Company Limited ("Prudential"), where Prudential acquired Allstate's holdings in Pt Asuransi Jiwa Allstate, Indonesia. The Company recognized a loss on the dispositions of $4 million ($3 million after-tax) and a $4 million tax benefit attributable to the inception-to-date losses of the subsidiaries, not previously recognized. The tax benefit was reported as a reduction to the Company's income tax expense on the consolidated statements of operations.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


4.   Related Party Transactions

Business operations

     The Company utilizes services performed and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses AIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 14) were $208 million, $195 million, and $199 million in 2001, 2000 and 1999, respectively. A portion of these expenses relate to the acquisition of business, which is deferred and amortized into income.

Structured settlement annuities

     The Company issued $117 million, $96 million and $67 million of structured settlement annuities, a type of immediate annuity, in 2001, 2000 and 1999, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $38 million, $29 million and $19 million relate to structured settlement annuities with life contingencies and are included in premium income for 2001, 2000, and 1999, respectively. In most cases, these annuities were issued under a "qualified assignment," which means the Company assumed AIC's obligation to make the future payments.

     AIC has issued surety bonds, in return for premiums of $531 thousand, $817 thousand and $476 thousand in 2001, 2000 and 1999, respectively, to guarantee the payment of structured settlement benefits assumed and funded by certain annuity contracts issued by the Company (from both AIC and non-related parties). In previous periods, the Company had entered into a General Indemnity Agreement pursuant to which it has indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities related to the surety bonds were $5.23 billion and $4.88 billion at December 31, 2001 and 2000, respectively.

Broker/Dealer Agreement

     Beginning May 1, 2000, ALIC receives underwriting and distribution services from Allstate Distributors, LLC ("ADLLC"), a broker/dealer company owned equally by ALIC and Putnam Investments, LLC ("Putnam") for variable annuity contracts sold pursuant to a joint venture agreement between ALIC and Putnam. ALIC incurred $80 million and $100 million of commission expenses and other distribution expenses payable to ADLLC during 2001 and 2000. Other distribution expenses include administrative, legal, financial management and sales support which ALIC provides to ADLLC, for which ALIC earned administration fees of $1 million and $2 million for the years ended December 31, 2001 and 2000, respectively. Other distribution expenses also include marketing expenses for subsidized interest rates associated with ALIC's dollar cost averaging program, for which ADLLC reimbursed ALIC $7 million and $6 million for the years ended December 31, 2001 and 2000, respectively.

Reinsurance transactions

     The Company has a coinsurance contract with Columbia Universal Life Insurance Company ("Columbia"), an affiliate of the Company, to assume 100% of fixed annuity business in force as of June 30, 2000. In addition, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force on the effective date of July 1, 2000. Both agreements are continuous but may be terminated by either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2001 and 2000, the Company assumed $21 million and $10 million, respectively, in premiums and contract charges from Columbia.

     The Company has a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA. Under the terms of the contract, a trust has been established to provide protection to the Company for ceded liabilities. This agreement is continuous but may be terminated by either party with 60 days notice. During 2001 and 2000, the Company ceded $236 thousand and $228 thousand, respectively, in contract charges to Allstate Re.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     The Company has a contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed $29 million in premiums from AIC during both 2001 and 2000, respectively.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

     At December 31, 2001, $2.18 billion of ALIC's investments are held in a trust for the benefit of Northbrook Life Insurance Company ("NLIC"), a wholly owned subsidiary, to ensure payments are made to NLIC under its reinsurance agreement with ALIC so NLIC can meet policyholder obligations.

Preferred Stock

     Redeemable preferred stock--series A subscriptions receivable relate to the Company's issuance of redeemable preferred shares to The Northbrook Corporation, a wholly owned subsidiary of the Corporation, in return for $14 million cash, which was received on January 14, 2002.

     AIC guarantees the repayment of notes payable and the interest thereon issued to Morgan Stanley DW, Inc. under the terms of a distribution agreement with The Northbrook Corporation.

Income taxes

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 11).

Debt

     The Company had no outstanding debt at December 31, 2001, 2000 or 1999, respectively. The Company has entered into an inter-company loan agreement with the Corporation. The amount of inter-company loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. No amounts were outstanding for the inter-company loan agreement at December 31, 2001, 2000 or 1999. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund inter-company borrowings.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



5.   Investments

Fair values

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:


                                                                              Amortized     Gross unrealized       Fair
                                                                                 cost       Gains     Losses       value
                                                                              ---------     -----     ------      -------
(in millions)
At December 31, 2001
U.S. government and agencies..........................................          $ 2,538    $   485     $  (2)    $  3,021
Municipal.............................................................            1,162         40         --       1,202
Corporate.............................................................           21,354        959      (239)      22,074
Foreign government....................................................              245         12         --         257
Mortgage-backed securities............................................            7,927        259       (22)       8,164
Asset-backed securities...............................................            2,395         50       (35)       2,410
Redeemable preferred stock............................................               97          2        (1)          98
                                                                                -------    -------    ------     --------
   Total fixed income securities......................................          $35,718    $ 1,807    $ (299)    $ 37,226
                                                                                =======    =======    ======     ========


At December 31, 2000
U.S. government and agencies..........................................          $ 2,198    $   574    $   (1)     $ 2,771
Municipal.............................................................              910         28        (6)         932
Corporate.............................................................           18,356        751      (446)      18,661
Foreign government....................................................              256         87         --         343
Mortgage-backed securities............................................            6,859        206        (8)       7,057
Asset-backed securities...............................................            2,422         62       (21)       2,463
Redeemable preferred stock............................................               51          3         --          54
                                                                                -------    -------    ------     --------
   Total fixed income securities......................................          $31,052    $ 1,711    $ (482)     $32,281
                                                                                =======    =======    ======     ========


Scheduled maturities

     The scheduled maturities for fixed income securities are as follows at December 31, 2001:


                                                                                          Amortized      Fair
                                                                                             cost       value
                                                                                          ---------     -----
(in millions)

Due in one year or less.........................................................          $   887     $   912
Due after one year through five years...........................................            8,012       8,263
Due after five years through ten years..........................................            8,780       9,008
Due after ten years.............................................................            7,717       8,469
                                                                                          -------     -------
                                                                                           25,396      26,652
Mortgage- and asset-backed securities...........................................           10,322      10,574
                                                                                          -------     -------
   Total........................................................................          $35,718     $37,226
                                                                                          =======     =======




Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Net investment income

                                                                                       Year ended December 31,
                                                                                        2001       2000       1999
                                                                                        ----       ----       ----
(in millions)

Fixed income securities.........................................................      $2,536     $2,245     $1,924
Mortgage loans..................................................................         366        317        277
Equity securities...............................................................          23         19         16
Other...........................................................................           4         72         66
                                                                                      ------     ------     ------
   Investment income, before expense............................................       2,929      2,653      2,283
   Investment expense...........................................................          90         64         44
                                                                                      ------     ------     ------
   Net investment income........................................................      $2,839     $2,589     $2,239
                                                                                      ======     ======     ======




     Net investment income from equity securities includes income from partnership interests of $15 million, $13 million and $15 million for the years ended December 31, 2001, 2000 and 1999, respectively.

Realized capital gains and losses, after tax

     Realized capital gains and losses by security type, for the year ended
December 31, are as follows:


                                                                                        2001       2000    1999
                                                                                        ----       ----    ----
(in millions)

Fixed income securities.........................................................      $ (134)    $ (132)    $  13
Equity securities...............................................................           9        102        89
Other...........................................................................         (88)         4        90
                                                                                      ------     ------     -----
   Realized capital gains and losses............................................        (213)       (26)      192
   Income taxes.................................................................         (75)        (9)       68
                                                                                      ------     ------     -----
   Realized capital gains and losses, after tax.................................      $ (138)    $  (17)    $ 124
                                                                                      ======     ======     =====




     Realized capital gains and losses by transaction type, for the year ended
December 31, are as follows:


                                                                                        2001      2000     1999
                                                                                        ----      ----     ----
(in millions)

Portfolio trading...............................................................      $  (4)     $  30     $ 212
Write-downs in value............................................................       (150)       (56)      (20)
Derivative valuation adjustments................................................        (59)        --        --
                                                                                      -----      -----     -----
   Realized capital gains and losses............................................       (213)       (26)      192
   Income taxes.................................................................        (75)        (9)       68
                                                                                      -----      -----     -----
   Realized capital gains and losses, after tax.................................      $(138)     $ (17)    $ 124
                                                                                      =====      =====     =====



     Excluding calls and prepayments, gross gains of $223 million, $151 million and $119 million and gross losses of $238 million, $228 million and $106 million were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Unrealized net capital gains and losses

     Unrealized net capital gains and losses on fixed income securities, equity securities and derivative instruments included in Accumulated other comprehensive income at December 31, 2001 are as follows:

                                                                                                 Gross unrealized      Unrealized
                                                                Amortized cost    Fair value      Gains     Losses      net gains
                                                                --------------    ----------      -----     ------     ----------
(in millions)

Fixed income securities...............................            $35,718         $37,226         $1,807     $(299)       $1,508
Equity securities.....................................                196             201             10        (5)            5
Derivative instruments................................                 --               8              8        --             8
                                                                  -------         -------         ------     -----        ------
   Total..............................................            $35,914         $37,435         $1,825     $(304)        1,521
                                                                  =======         =======         ======     =====

Deferred income taxes,
 deferred policy acquisition                                                                                                (885)
   costs and other....................................                                                                    ------

Unrealized net capital gains and losses...............                                                                    $  636
                                                                                                                          ======



     At December 31, 2000, equity securities had gross unrealized gains of $84 million and gross unrealized losses of $36 million.

Change in unrealized net capital gains and losses

                                                                                      Year ended December 31,
                                                                                     2001       2000         1999
                                                                                     ----       ----         ----
(in millions)

Fixed income securities.........................................................     $ 279     $1,051     $(2,045)
Equity securities...............................................................       (43)      (161)        (82)
Derivative instruments..........................................................         8         --          --
                                                                                     -----     ------     -------
   Total........................................................................       244        890      (2,127)
Deferred income taxes, deferred policy acquisition costs and other..............      (168)      (539)      1,481
                                                                                     -----     ------     -------
   Increase (decrease) in unrealized net capital gains and losses...............     $  76     $  351     $  (646)
                                                                                     =====     ======     =======


Mortgage loan impairment

         A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

         The components of impaired loans at December 31 are as follows:

                                                                                     2001    2000
                                                                                     ----    ----
(in millions)

Impaired loans
   With valuation allowances....................................................     $ 21    $ 16
   Less: valuation allowances...................................................       (5)     (2)
   Without valuation allowances.................................................        5      13
                                                                                     ----    ----
      Net carrying value of impaired loans......................................     $ 21    $ 27
                                                                                     ====    ====


     The net carrying value of impaired loans at December 31, 2001 and 2000 comprised foreclosed and delinquent loans of $12 million and $20 million, respectively, measured at the fair value of the collateral, and restructured loans of $9 million and $7 million, respectively, measured at the present value of the loan's expected future cash flows discounted at the loan's effective interest rate. Impaired loans without valuation allowances include collateral dependent loans where the fair value of the collateral is greater than the recorded investment in the loans.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     Interest income is recognized on a cash basis for impaired loans carried at the fair value of the collateral, beginning at the time of impairment. For other impaired loans, interest is accrued based on the net carrying value. The Company recognized interest income of $1 million, $1 million and $2 million on impaired loans during 2001, 2000 and 1999, respectively, of which $1 million, $1 million and $2 million was received in cash during 2001, 2000 and 1999, respectively. The average balance of impaired loans was $27 million, $33 million and $37 million during 2001, 2000 and 1999, respectively.

     Valuation allowances for mortgage loans at December 31, 2001, 2000 and 1999, were $5 million, $5 million and $8 million, respectively. There were no direct writedowns of mortgage loan gross carrying amounts for the years ended December 31, 2001, 2000 and 1999. For the years ended December 31, 2001, 2000 and 1999, net reductions to mortgage loan valuation allowances were $300 thousand, $3 million, $2 million, respectively.

Investment concentration for commercial mortgage portfolios and other investment information

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The states with the largest portion of the commercial mortgage loan portfolio are listed below. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31:


(% of commercial mortgage portfolio carrying value)

                                                      2001    2000
                                                     -----   -----
California......................................     16.9%   20.2%
Illinois........................................       7.6     7.9
Florida.........................................       7.0     7.5
Texas...........................................       7.0     5.3
New Jersey......................................       6.4     5.0
New York........................................       5.3     6.8
Pennsylvania....................................       5.3     5.5


     The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:


(% of commercial mortgage portfolio carrying value)

                                                      2001     2000
                                                      -----    -----
Office buildings.................................     34.3%    36.1%
Warehouse........................................      20.3     16.2
Retail...........................................      20.0     23.1
Apartment complex................................      18.4     17.5
Industrial.......................................       1.9      1.8
Other............................................       5.1      5.3

                                                      100.0%   100.0%

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2001, for loans that were not in foreclosure are as follows:


                                            Number     Carrying
                                           of loans      value       Percent
                                           --------    --------      -------
(in millions)

2002                                            65         $292        5.4%
2003                                            79          324         5.9
2004                                            55          321         5.9
2005                                           100          595        10.9
2006                                           128          736        13.5
Thereafter                                     621        3,182        58.4
                                            ------       ------       -----
   Total                                     1,048       $5,450      100.0%


     In 2001, $169 million of commercial mortgage loans were contractually due. Of these, 63.5% were paid as due, 25.9% were refinanced at prevailing market terms, 5.5% were foreclosed or are in the process of foreclosure, and 5.1% were in the process of refinancing or restructuring discussions.

     Included in fixed income securities are below investment grade assets totaling $2.76 billion and $1.99 billion at December 31, 2001 and 2000, respectively. The Company defines its below investment grade assets as those securities rated "Ba" or lower by external rating agencies, having an NAIC rating between 3 and 6, or a comparable internal company rating.

     At December 31, 2001, the carrying value of investments, excluding equity securities, that were non-income producing during 2001 was $20 million.

     At December 31, 2001, fixed income securities with a carrying value of $68 million were on deposit with regulatory authorities as required by law.

Securities Lending

     The Company participates in securities lending programs, primarily as an investment yield enhancement, with third parties, which mostly include large brokerage firms. At December 31, 2001 and 2000, fixed income securities with a carrying value of $964 million and $821 million, respectively, have been loaned under these agreements. In return, the Company receives cash that is subsequently invested and included in Short-term investments with an offsetting liability recorded in Other Liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral was $6 million, $2 million and $1 million, as of December 31, 2001, 2000 and 1999, respectively.

6.   Financial Instruments

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Deferred policy acquisition costs and Reinsurance recoverables) and liabilities (including traditional life and interest-sensitive life insurance reserves and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as Accrued investment income and Cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Financial assets

     The carrying value and fair value of financial assets at December 31, are as follows:

(in millions)
                                                                                       2001                      2000
                                                                                       ----                      ----
                                                                             Carrying        Fair      Carrying        Fair
                                                                                Value       value         value       value
                                                                             --------       -----      --------       -----

Fixed income securities................................................       $37,226     $37,226       $32,281     $32,281
Mortgage loans.........................................................         5,450       5,588         4,351       4,447
Equity securities......................................................           201         201           473         473
Short-term investments.................................................           672         672           836         836
Policy loans...........................................................           673         673           644         644
Separate Accounts......................................................        13,587      13,587        15,298      15,298


     Fair values for exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Equity securities are valued based principally on quoted market prices. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the consolidated statements of financial position at fair value based on quoted market prices.

Financial liabilities

         The carrying value and fair value of financial liabilities at December
31, are as follows:
(in millions)
                                                                                     2001                      2000
                                                                                     ----                      ----
                                                                            Carrying        Fair      Carrying        Fair
                                                                               value       value         value       value
                                                                            --------       -----      --------       -----
Contractholder funds on investment contracts............................     $26,615     $26,572       $22,299     $21,236
Security repurchase agreements..........................................       1,472       1,472           978         978
Separate Accounts.......................................................      13,587      13,587        15,298      15,298


     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities, immediate annuities without life contingencies, GICs and FAs are valued at the account balance less surrender charges. Market value adjusted deferred annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed deferred annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the consolidated financial statements.

     Security repurchase agreements are valued at carrying value due to their short-term nature. Separate Accounts liabilities are carried at the fair value of the underlying assets.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Derivative financial instruments

     The Company primarily uses derivative financial instruments to reduce its exposure to market risk (principally interest rate, equity price and foreign currency risk) and in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

     The following table summarizes the credit exposure, fair value and carrying value of the Company's derivative financial instruments subject to bifurcation at December 31, 2001 as follows:

                                                                                                  2001
                                                                                  -----------------------------------------------
                                                                                                          Carrying      Carrying
                                                                                    Credit       Fair      value           value
                                                                                  Exposure(1)    value     assets    (liabilities)
                                                                                  -----------    -----     -------   -------------
(in millions)
Interest rate contracts
Interest rate swap agreements....................................                $  15     $ (100)        $  15           $ (115)
Financial futures contracts......................................                    1          1             1               --
Interest rate cap and floor agreements...........................                   --          1            --                1
                                                                                 -----     ------         -----           ------
Total interest rate contracts....................................                   16       (98)            16             (114)
Equity and indexed contracts
Options, financial futures, and warrants.........................                   16         12            16               (4)
Foreign currency contracts
Foreign currency swap agreements.................................                   26         28            26                2
Embedded derivative financial instruments
Conversion options in fixed income securities....................                  173        173           173               --
Equity-indexed options in life and annuity contracts.............                   --         --            --               --
Forward starting options in annuity contracts....................                   --         --            --               --
Put options in variable contracts................................                   --         --            --               --
                                                                                 -----     ------         -----           ------
Total embedded derivative financial instruments..................                  173        173           173               --
Other derivative financial instruments
Synthetic guaranteed investment contracts........................                   --         --            --               --
Reinsurance of guaranteed minimum income annuitization options in                   --         12            12               --
   variable contracts............................................
Forward contracts for TBA mortgage securities....................                    7          7             7               --
Credit default swaps.............................................                   --         --            --               --
                                                                                 -----     ------         -----           ------
Total other derivative financial instruments.....................                    7         19            19               --

Total derivative financial instruments...........................                $ 238     $  134         $ 250           $ (116)
                                                                                 =====     ======         =====           ======




-----------

(1) Credit exposure and carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements which are reported in Accrued investment income.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



     The following table summarizes the credit exposure, fair value and carrying value of the Company's derivative financial instruments subject to bifurcation at December 31, 2000 as follows:

                                                                                                  2000
                                                                                  -----------------------------------------------
                                                                                                          Carrying      Carrying
                                                                                    Credit       Fair      value           value
                                                                                  Exposure(1)    value     assets    (liabilities)
                                                                                  -----------    -----     -------   -------------
(in millions)
Interest rate contracts
Interest rate swap agreements.....................................                  $16     $(48)           $1           $(66)
Financial futures contracts.......................................                   --        --            3             (1)
Interest rate cap and floor agreements............................                    2         2            1              1

Total interest rate contracts.....................................                   18      (46)            5            (66)
Equity and indexed contracts
Options, warrants, and financial futures..........................                   17         9           18             (9)
Foreign currency contracts
Foreign currency swap agreements..................................                    3        32           --              --
Embedded derivative financial instruments(2)
Conversion options in fixed income securities.....................                  N/A       N/A          N/A             N/A
Equity-indexed options in life and annuity Contracts..............                  N/A       N/A          N/A             N/A
Forward starting options in annuity contracts.....................                  N/A       N/A          N/A             N/A
Put options in variable contracts.................................                  N/A       N/A          N/A             N/A

Total embedded derivative financial instruments...................                  N/A       N/A          N/A             N/A
Other derivative financial instruments(2)
Synthetic guaranteed investment contracts.........................                  N/A       N/A          N/A             N/A
Reinsurance of guaranteed minimum income annuitization options in                   N/A       N/A          N/A             N/A
   variable contracts.............................................
Forward contracts for TBA mortgage securities.....................                  N/A       N/A          N/A             N/A

Total other derivative financial instruments......................                  N/A       N/A          N/A             N/A
Total derivative financial instruments............................                  $38      $(5)          $23           $(75)



-----------

(1) Credit exposure and carrying value includes the effects of legally enforceable master netting agreements. Fair value and carrying value of the assets and liabilities exclude accrued periodic settlements which are reported in Accrued investment income.

(2) In 2000, in accordance with existing accounting policies, certain derivative financial instruments were not reflected within the consolidated financial statements or in the case of embedded derivative financial instruments, were reflected in the consolidated financial statements but were not separately identified and adjusted to fair value. Such instruments are denoted as being not applicable ("N/A").

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements.

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company utilizes master netting agreements for all over-the-counter derivative transactions. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of certain of these agreements, collateral is either pledged or obtained when certain predetermined exposure limits will be exceeded. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



     Fair value, which is equal to carrying value in 2001, is the estimated amount that the Company would receive (pay) to terminate or assign the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer and exchange quotes. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources or widely accepted pricing and valuation models which utilize independent third party data as inputs.

     The contract or notional amount is specified in the contract and is utilized to calculate the exchange of contractual payments under the agreement.

     Interest rate swap agreements involve the exchange, at specified intervals, of contractual interest payments calculated based on a notional amount. The Company generally enters into swap agreements to change the interest rate characteristics of existing assets to more closely match the interest rate characteristics of the corresponding liabilities. Master netting agreements are used to minimize credit risk.

     Financial futures contracts are commitments to either purchase or sell designated financial instruments at a future date for a specified price or yield. They may be settled in cash or through delivery. As part of its asset/liability management, the Company generally utilizes these contracts to manage its market risk related to fixed income securities, certain annuity contracts and forecasted purchases and sales. These contracts are used to reduce interest rate risk related to forecasted transactions pertaining to identified transactions that are probable to occur and are generally completed within one year. Futures contracts have limited off-balance-sheet credit risk as they are executed on organized exchanges and require security deposits, as well as the daily cash settlement of margins. The Company has pledged $20 million of securities on deposit as collateral at December 31, 2001.

     Interest rate cap and floor agreements give the holder the right to receive at a future date, the amount, if any, by which a specified market interest rate exceeds the fixed cap rate or falls below the fixed floor rate, applied to a notional amount. The Company purchases interest rate cap and floor agreements to reduce its exposure to rising or falling interest rates relative to certain existing assets and liabilities in conjunction with asset/liability management. Master netting agreements are utilized to minimize credit risk.

     Indexed option contracts and indexed financial futures provide returns based on a specified index applied to the instrument's notional amount. The Company utilizes these instruments to reduce the market risk associated with certain annuity contracts. Where required, counterparties post collateral to minimize credit risk.

     Warrants provide the right to purchase issues of debt or common stock at predetermined prices. Stock warrants are generally received in connection with the purchase of debt or preferred stock instruments or upon initiation of certain goods and services arrangements.

     Foreign currency swaps involve the future exchange or delivery of foreign currency on terms negotiated at the inception of the contract. The Company enters into these agreements primarily to manage the currency risk associated with investing in securities and issuing obligations that are denominated in foreign currencies. Where required, counterparties post collateral to minimize credit risk. Counterparties have pledged to the Company $14 million of securities on deposit as collateral at December 31, 2001.

     Embedded derivative financial instruments subject to bifurcation include conversion options in fixed income securities, equity-indexed options in life and annuity contracts, forward starting options in annuity contracts and put options in certain variable contracts.

     Other derivative financial instruments. The Company markets synthetic guaranteed investment contracts, which are considered derivative financial instruments. The Company has reinsurance agreements that transfer a portion of the investment risk of guaranteed minimum income annuitization options offered in certain variable contracts. The Company enters into forward contracts to purchase highly liquid TBA mortgage securities. Certain of these contracts are considered derivatives. Credit default swaps provide for the payment of fees as compensation for the agreement to exchange credit risk, depending on the nature or occurrence of credit events relating to the referenced entities. The Company may enter into credit default swaps to enhance yields while managing credit risk exposure.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, the change in the value of the Company's derivative financial instruments designated as hedges is generally offset by the change in the value of the related assets and liabilities.

     The Company reclassified pretax gains of $1 million from Accumulated other comprehensive income to Net investment income during 2001. This amount was included in the transition adjustment affecting Accumulated other comprehensive income during the initial application of the statements. Of the amounts recorded in Accumulated other comprehensive income at December 31, 2001, the Company expects to reclassify an estimated $312 thousand of pretax net losses to Net income (related to cash flow hedges) during the next year. Amounts released from Accumulated other comprehensive income are matched together in Net income with the results of the hedged risk. As of December 31, 2001, the Company did not terminate any hedge of a forecasted transaction because it was probable that the forecasted transaction would not occur. Therefore, no gains or losses were reclassified from Accumulated other comprehensive income to Realized capital gains and losses related thereto.

Off-balance-sheet financial instruments

     A summary of the contractual amounts and fair values of off-balance-sheet financial instruments at December 31, follows:

(in millions)
                                                                        2001                       2000
                                                                        ----                       ----
                                                             Contractual      Fair      Contractual      Fair
                                                                  amount     value           amount     value


Commitments to invest                                                $49        --              $34        --
Commitments to purchase private placement securities                 119        --              104        --
Commitments to extend mortgage loans                                  32        --              191         2
Financial guarantees                                                  --        --                3         1
Credit guarantees                                                     49       (2)               49       (2)


     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practicable to estimate the fair value of these commitments.

     Commitments to purchase private placement securities represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made, as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. The fair value of these commitments are estimated based upon discounted contractual cash flows, adjusted for changes in current rates at which loans would be made to borrowers with similar credit risk using similar properties as collateral.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Financial guarantees represent conditional commitments to repurchase notes from a creditor upon default of a debtor. The Company enters into these agreements primarily to provide financial support for certain companies in which the Company is an equity investor. Financial guarantees are valued based on estimates of payments that may occur over the life of the guarantees.

     Credit guarantees represent conditional commitments included in certain fixed income securities owned by the Company. These commitments provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of credit events for the referenced entities. The Company enters into these transactions in order to achieve higher yields than direct investment in referenced entities. The fees for assuming the conditional commitments are reflected in the interest receipts reported in Net investment income over the lives of the contracts. The fair value of the credit guarantees are estimates of the conditional commitments only and are calculated using quoted market prices or valuation models, which incorporate external market data.

     In the event of bankruptcy or other default of the referenced entities, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is the fair value of the subject fixed income securities, which totaled $47 million at December 31, 2001. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current to their contractual terms at December 31, 2001.

7.   Deferred Policy Acquisition Costs

     Deferred policy acquisition costs for the years ended December 31, are as follows:

(in millions)

                                                                                   2001       2000       1999
                                                                                   ----       ----       ----


Balance, beginning of year                                                       $2,926     $2,675     $2,181
Acquisition costs deferred                                                          637        797        630
Amortization charged to income                                                     (365)      (418)      (367)
Effect of unrealized gains and losses                                              (201)      (128)       231
                                                                                 ------     ------     ------
Balance, end of year                                                             $2,997     $2,926     $2,675
                                                                                 ======     ======     ======



8.   Reserve for Life-Contingent Contract Benefits and Contractholder Funds

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

(in millions)
                                                                                              2001       2000
                                                                                              ----       ----
Immediate annuities:
   Structured settlement annuities                                                          $5,024     $4,811
   Other immediate annuities                                                                 1,870      1,629
Traditional life                                                                             1,567      1,418
Other                                                                                          171        142
                                                                                            ------     ------
   Total Reserve for life-contingent contract benefits                                      $8,632     $8,000
                                                                                            ======     ======


     The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 5.5% to 11.7% for structured settlement annuities; 2.0% to 11.5% for other immediate annuities; and 4.0% to 11.3% for traditional life. Other estimation methods include the present value of contractually fixed future benefits for structured settlement annuities, the present value of expected future benefits based on historical experience for other immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for the structured settlement annuity business and for certain immediate annuities with life contingencies. A liability of $212 million and $290 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 2001 and 2000, respectively.


     At December 31, Contractholder funds are as follows:

(in millions)
                                                          2001        2000
                                                          ----        ----
Interest-sensitive life                                $ 5,734     $ 5,422
Fixed annuities:
   Immediate annuities                                   2,293       1,954
   Deferred annuities                                   16,596      14,537
Guaranteed investment contracts                          2,279       2,588
Funding agreements (non-putable)                         3,557       1,585
Funding agreements (putable/callable)                    1,750       1,515
Other investment contracts                                  92          75
                                                       -------     -------
   Total contractholder funds                          $32,301     $27,676
                                                       =======     =======


     Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, death benefits, mortality charges, net Separate Accounts transfers and administrative expenses. Interest rates credited range from 3.4% to 8.0% for interest-sensitive life contracts; 3.2% to 10.0% for immediate annuities; 0.0% to 12.0% for deferred annuities (which include equity-indexed annuities that are hedged (see
Note 2 and Note 6)); 4.9% to 8.5% for guaranteed investment contracts; 2.0% to 5.9% for funding agreements; and 2.0% to 5.7% for other investment contracts. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 25.9% of deferred annuities are subject to a market value adjustment.

     Contractholder funds include FAs sold to Special Purpose Entities ("SPEs") issuing medium-term notes. The SPEs, Allstate Life Funding, LLC and Allstate Financial Global Funding, LLC are used exclusively for the Company's FAs supporting medium-term note programs. The assets and liabilities of Allstate Life Funding, LLC are included on the Consolidated statements of financial position. The Company classifies the medium-term notes issued by Allstate Life Funding, LLC as Contractholder funds, using similar accounting treatment as its other investment contracts. The assets and liabilities of Allstate Financial Global Funding, LLC are not included on the Consolidated statements of financial position due to the existence of a sufficient equity ownership interest by unrelated third parties in this entity. The Company classifies the funding agreements issued to Allstate Financial Global Funding, LLC as Contractholder funds. The Corporation's management does not have an ownership interest in the SPEs.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Contractholder funds activity for the year ended December 31, was as follows:

(in millions)
                                                         2001        2000
                                                         ----        ----
Balance, beginning of year                            $27,676     $23,995
   Deposits                                             7,860       7,875
   Surrenders and withdrawals                          (3,211)     (3,881)
   Death benefits                                        (415)       (385)
   Interest credited to contractholders' funds          1,670       1,519
   Transfers (to)/from Separate Accounts               (1,014)     (1,356)
   Other adjustments                                     (265)        (91)
                                                      -------     -------
Balance, end of year                                  $32,301     $27,676
                                                      =======     =======




9.   Reinsurance

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as a direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company.

     The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Yearly renewable term and coinsurance agreements result in the passing of a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less commissions and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

     The Company has a coinsurance contract with Columbia, an affiliate of the Company, to assume 100% of fixed annuity business in force as of June 30, 2000. In addition, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business in force on the effective date of July 1, 2000. Both agreements are continuous but may be terminated by either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2001 and 2000, the Company assumed $21 million and $10 million, respectively, in premiums and contract charges from Columbia.

     The Company has a coinsurance contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed $29 million, $29 million and $11 million in premiums from AIC for the years ended December 31, 2001, 2000 and 1999, respectively.

     The Company has a contract to assume 100% of all insurance written by Sears Life Insurance Company ("SLIC"). This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed $64 million, $38 million and $14 million in premiums from SLIC for the years ended December 31, 2001, 2000 and 1999, respectively.

     On January 2, 2001, the Company acquired blocks of business from American Maturity via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities. The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life contingent contract benefits and contractholder funds resulting in no goodwill being recorded.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The Company has an administrative services agreement with respect to a block of variable annuity contracts. Pursuant to the terms of the agreement, the Company provides insurance contract administration and financial services. As part of the agreement, the Company assumed via coinsurance 100% of the general account portion of these contracts (85% for business written in New York) with an aggregate account value of $32 million as of December 31, 2001. The Company paid $65 million, which was capitalized as present value of future profits and will be subsequently amortized into income over 20 years, for the right to receive future contract charges and fees on the block of variable annuity contracts, which has an aggregate account value of $795 million and $1.23 billion as of December 31, 2001 and 2000, respectively. During 2001, 2000 and 1999, the Company earned contract charges and fees assessed to contractholders' fund balances of $8 million, $17 million, and $15 million, respectively.

     The Company cedes 90%, 80% or 60% of the mortality risk on certain term life policies, depending upon the issue year and product, to a pool of eleven reinsurers that are not affiliated with the Company or the Corporation. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $1 million per life for individual coverage. As of December 31, 2001, $138.92 billion of life insurance in force was ceded to other companies.

     The Company also has catastrophe reinsurance from three reinsurers not affiliated with the Company or the Corporation covering single events exceeding predetermined limits. The risk of reinsurance collectibility on the Company's recoverables is mitigated by an absence of high concentrations with individual reinsurers.

     The Company has a modified coinsurance contract with Alpine Indemnity Limited ("Alpine") to cede 50% of certain variable annuity business issued on or after May 1, 1999 under a distribution agreement with PNC Bank NA. The agreement is continuous but may be terminated by either party with 120 days notice.

     The Company has entered into reinsurance agreements in conjunction with the disposition of certain blocks of business.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The effects of reinsurance on premiums and contract charges for the years ended December 31, are as follows:

(in millions)
                                                                                   2001       2000       1999
                                                                                   ----       ----       ----
Premiums and contract charges
Direct                                                                           $2,085     $2,075     $1,748
Assumed
   Affiliate                                                                         41         39         24
   Non-affiliate                                                                     64         55         30
Ceded--non affiliate                                                               (323)      (302)      (241)
                                                                                 ------     ------     ------
   Premiums and contract charges, net of reinsurance                             $1,867     $1,867     $1,561
                                                                                 ======     ======     ======




     The effects of reinsurance on contract benefits for the years ended
December 31, are as follows:

(in millions)
                                                                                   2001       2000       1999
                                                                                   ----       ----       ----
Contract Benefits
Direct                                                                           $1,693     $1,633     $1,382
Assumed
   Affiliate                                                                         36         29         23
   Non-affiliate                                                                     33         20          7
Ceded--non affiliate                                                               (277)      (243)      (161)
                                                                                 ------     ------     ------
   Contract benefits, net of reinsurance                                         $1,485     $1,439     $1,251
                                                                                 ======     ======     ======


     Reinsurance recoverables in the Company's consolidated statements of financial position were $950 million and $614 million, at December 31, 2001 and 2000, respectively. The reinsurance recoverable and reinsurance payable balances pertaining to related party reinsurance agreements were not material at December 31, 2001 and 2000, respectively.

10.  Commitments and Contingent Liabilities

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $3 million, $1 million and $11 million in 2001, 2000 and 1999, respectively.

     Minimum rental commitments under noncancelable operating leases with an initial or remaining term of more than one year as of December 31, 2001 are as follows:


(in millions)

2002                                    $1.5
2003                                     0.5
2004                                      --
2005                                      --
Thereafter                                --
                                        ----
                                        $2.0
                                        ====

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Regulations and legal proceedings

     The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     The Company is defending various lawsuits involving sales practices such as breach of contract, licensing and other business conduct. One statewide class action alleges that the Company violated Florida insurance statutes in the sales of credit insurance. The judge has granted a partial summary judgment against the Company, however, damages have not yet been determined. The Company is vigorously defending these lawsuits. The outcome of these disputes is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

Guaranty Funds

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

11.  Income Taxes

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain domestic subsidiaries are not eligible to join in the consolidated federal income tax return and file a separate tax return.

     Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

         The components of the deferred income tax assets and liabilities at December 31, are as follows:

(in millions)
                                                         2001        2000
                                                         ----        ----
Deferred assets
Life and annuity reserves............................  $   533     $   603
Other assets.........................................      116          66
                                                          ----        ----
   Total deferred assets.............................      649         669
Deferred liabilities
Deferred policy acquisition costs....................     (846)       (819)
Unrealized net capital gains.........................     (343)       (301)
Other liabilities....................................      (29)        (54)

   Total deferred liabilities........................   (1,218)     (1,174)

   Net deferred liability............................  $ (569)     $  (505)



     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved. The Company had established valuation allowances for deferred tax assets of an international operation, due to a lack of evidence that such assets would be realized. The valuation allowance reducing deferred tax assets was $2 million at December 31, 2000. During 2001, the $2 million valuation allowance was released as the entire amount held related to the Company's holdings in its subsidiary, Pt Asuransi Jiwa Allstate, Indonesia, which was sold on June 29, 2001.

     The components of income tax expense for the year ended December 31, are as follows:

(in millions)
                                                        2001    2000    1999
                                                        ----    ----    ----

Current................................................ $156    $116    $195
Deferred...............................................   23     125      71
                                                        ----    ----    ----
   Total income tax expense............................ $179    $241    $266
                                                        ====    ====    ====


     The Company paid income taxes of $116 million, $168 million and $197 million in 2001, 2000 and 1999, respectively. The Company had a current income tax liability of $21 million at December 31, 2001 and a current income tax asset of $16 million at December 31, 2000.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

9in millions)
                                                        2001    2000    1999
                                                        ----    ----    ----

Statutory federal income tax rate..................... 35.0%   35.0%   35.0%
Dividends received deduction.......................... (2.4)   (1.9)   (1.3)
Other................................................. (0.2)     0.8     0.8
                                                       -----   -----   -----
Effective income tax rate............................. 32.4%   33.9%   34.5%


     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2001, approximately $94 million, will result in federal income taxes payable of $33 million if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  Preferred stock

     The Company has issued two series of non-voting, redeemable preferred stock. Redeemable preferred stock--Series A was issued to Northbrook Corporation, a subsidiary of AIC, while Redeemable preferred stock--Series B was issued directly to AIC. Both series of preferred stock are redeemable at the option of the Company at any time five years after the issuance date at a price of $100 per share plus cumulative accrued and unpaid dividends. If the Company is liquidated or dissolved, holders of the preferred stock will be entitled to payments of $100 per share plus cumulative accrued and unpaid dividends.

     For Redeemable preferred stock--Series A, the Company's Board of Directors declares and pays a cash dividend from time to time, but not more frequently than quarterly. The dividend is based on the three month LIBOR rate. Dividends of $5 million, $5 million and $4 million were paid during 2001, 2000, and 1999, respectively. There were no accrued and unpaid dividends for Series A preferred stock at December 31, 2001.

     Redeemable preferred stock--Series A subscriptions receivable resulted from the Company's issuance of additional shares to Northbrook Corporation in return for $14 million in cash, which was received on January 14, 2002.

     For Redeemable preferred stock--Series B, cash dividends of 6.9% per annum were payable annually in arrears on the last business day of each year to the shareholder of record on the immediately preceding business day. Dividends of $8 million were paid annually in 2001, 2000 and 1999, respectively.

     On December 28, 2001 AIC made a capital contribution to ALIC of all of the issued and outstanding ALIC Redeemable preferred stock--Series B, resulting in an increase in Additional capital paid-in of $117 million.


13.  Statutory Financial Information

     The following table reconciles consolidated Net income for the year ended December 31, and consolidated Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of ALIC and its subsidiaries, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

(in millions)
                                                                Net income        Shareholder's equity
                                                                ----------        --------------------
                                                             2001    2000    1999       2001       2000
                                                             ----    ----    ----       ----       ----
Balance per GAAP............................................ $368    $470    $504     $5,397     $5,125
Undistributed net income of certain subsidiaries............    7       2       2         --         --
Unrealized gain/loss on fixed income securities.............   --      --      --     (1,508)    (1,280)
Deferred policy acquisition costs........................... (291)   (368)   (262)    (2,997)    (2,926)
Deferred income taxes.......................................   18      30     104      1,055        505
Employee benefits...........................................    8     (1)       1        (17)       (34)
Reserves and non-admitted assets............................  112     205     (72)       743      3,658
Separate Accounts...........................................   --      --      --        141     (2,513)
Other.......................................................    5      13      27        (79)        46
                                                             ----    ----    ----     ------     ------
Balance per statutory accounting practices.................. $227    $351    $304     $2,735     $2,581
                                                             ====    ====    ====     ======     ======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     ALIC and each of its subsidiaries prepares their statutory financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Beginning in 2001, all states required domiciled insurance companies to prepare statutory-basis financial statements in accordance with NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("Codification") subject to any deviations prescribed or permitted by the applicable state of domicile's insurance commissioner.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles in the statutory-basis financial statements for 2001. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The adoption of Codification increased the surplus of ALIC by $81 million effective January 1, 2001. The increase is primarily a result of the requirement to recognize net statutory deferred tax assets for temporary differences reversing within the succeeding twelve-month period. Two of the Company's subsidiaries are domiciled in the State of New York, which chose not to adopt Statement of Statutory Accounting Principle No. 10, Income Taxes. As a result, the Company's total surplus does not reflect deferred taxes of the New York domiciled subsidiaries. Statutory surplus on the basis of Codification would have increased $3 million had the Company recorded deferred tax assets for the New York domiciled subsidiaries.

Dividends

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months.

     In the twelve month period beginning January 1, 2001, ALIC paid dividends of $172 million. This was less than the maximum amount allowed under Illinois insurance law without the approval of the Illinois Department of Insurance ("IL Department") based on 2000 formula amounts. Based on 2001 ALIC statutory net income, the maximum amount of dividends ALIC will be able to pay without prior IL Department approval at a given point in time during 2002 is $273 million, less dividends paid during the preceding twelve months measured at that point in time.

Risk-based capital

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December, 31 2001, RBC for each of the Company's domestic insurance subsidiaries was significantly above levels that would require regulatory action.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


14.  Benefit Plans

Pension and other postretirement plans

     Defined benefit pension plans, sponsored by AIC, cover most domestic full-time employees and certain part-time employees. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The allocated benefit to the Company included in net income was $1 million for the pension plans in 2001, 2000 and 1999.

     AIC also provides certain health care and life insurance benefits for employees when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans for ten or more years prior to retirement. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in net income was $5 million, $3 million and $1 million for postretirement benefits other than pension plans in 2001, 2000 and 1999, respectively.

Profit sharing plans

     Employees of AIC are also eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense from the Corporation was $5 million, $4 million, and $4 million in 2001, 2000 and 1999, respectively.

15.  Business Segments

     ALIC's management is organized around products and services, and this structure is considered in the identification of its two reportable segments. These segments and their respective operations are as follows:

Retail

     The Retail segment offers a diversified group of products to meet consumers' lifetime needs in the areas of protection and retirement solutions through a variety of distribution channels. See Note 1 for discussion of the Retail segment's products and distribution channels. The Company evaluates the results of this segment based upon invested asset growth, face amounts of policies inforce and Net Income.

Structured Financial Products

     The Structured Financial Products segment offers a variety of spread-based and fee-based products to qualified investment buyers. See Note 1 for discussion of the Structured Financial Products segment's products and distribution channels. The Company evaluates the results of this segment based upon statutory premiums and deposits and Net Income.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     Summarized revenue data for each of the Company's business segments for the years ended December 31, are as follows:

(in millions)
                                                                                 2001       2000       1999
                                                                                 ----       ----       ----
Revenues
Retail
Premiums and contract charges..................................................$ 1,510     $1,449     $1,306
Net investment income..........................................................  1,705      1,556      1,342
Realized capital gains and losses..............................................   (140)       (20)       162
                                                                               -------     ------     ------
   Total Retail................................................................  3,075      2,985      2,810
                                                                               -------     ------     ------
Structured Financial Products
Premiums and contract charges..................................................    357        418        255
Net investment income..........................................................  1,134      1,033        897
Realized capital gains and losses..............................................    (73)        (6)        30
                                                                               -------     ------     ------
   Total Structured Financial Products.........................................  1,418      1,445      1,182
                                                                               -------     ------     ------
      Consolidated Revenues....................................................$ 4,493     $4,430     $3,992
                                                                               =======     ======     ======



     Summarized financial performance data for each of the Company's business segments for the years ended December 31, are as follows:

(in millions)
                                                                                    2001       2000       1999
                                                                                    ----       ----       ----
Income from operations before income taxes and other items
Retail
Premiums and contract charges.....................................................$1,510     $1,449     $1,306
Net investment income............................................................. 1,705      1,556      1,342
Realized capital gains and losses.................................................  (140)       (20)       162
Contract benefits.................................................................   706        606        598
Interest credited to contractholders' funds....................................... 1,165      1,075        869
Amortization of deferred policy acquisition costs.................................   360        414        365
Operating costs and expenses......................................................   371        299        313
Loss on disposition of operations.................................................    (4)        --         --
                                                                                  ------     ------     ------
   Retail income from operations before income taxes and other items..............   469        591        665
                                                                                  ------     ------     ------
Structured Financial Products
Premiums and contract charges.....................................................   357        418        255
Net investment income............................................................. 1,134      1,033        897
Realized capital gains and losses.................................................   (73)        (6)        30
Contract benefits.................................................................   779        833        653
Interest credited to contractholders' funds.......................................   505        444        391
Amortization of deferred policy acquisition costs.................................     5          4          2
Operating costs and expenses......................................................    45         44         31
                                                                                  ------     ------     ------
   Structured Financial Products income from operations before
     income taxes and other items.................................................    84        120        105
                                                                                  ------     ------     ------
      Consolidated income from operations before income taxes and other items.....$  553     $  711     $  770
                                                                                  ======     ======     ======


               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     Additional significant financial performance data for each of the Company's reportable segments for the years ended December 31, are as follows:

(in millions)
                                                                                  2001    2000    1999
                                                                                  ----    ----    ----
Amortization of deferred policy acquisition costs
Retail..........................................................................  $360    $414    $365
Structured Financial Products...................................................     5       4       2
                                                                                  ----    ----    ----
   Consolidated.................................................................  $365    $418    $367
                                                                                  ----    ----    ----
Income tax expense
Retail..........................................................................  $151    $200    $231
Structured Financial Products...................................................    28      41      35
                                                                                  ----    ----    ----
   Consolidated.................................................................  $179    $241    $266
                                                                                  ====    ====    ====



     Summarized data for total assets and investments for each of the Company's reportable segments as of December 31, are as follows:

(in millions)
                                                                                    2001        2000        1999
                                                                                    ----        ----        ----
Assets
Retail.......................................................................... $44,041     $41,729     $37,067
Structured Financial Products...................................................  18,581      16,462      13,380
                                                                                 -------     -------     -------
   Consolidated................................................................. $62,622     $58,191     $50,447
                                                                                 -------     -------     -------


Investments
Retail.......................................................................... $26,398     $23,331     $20,640
Structured Financial Products...................................................  17,899      15,289      12,239
                                                                                 -------     -------     -------
   Consolidated................................................................. $44,297     $38,620     $32,879
                                                                                 =======     =======     =======


               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


16.  Other Comprehensive Income

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

(in millions)                                       2001                          2000                           1999
                                                    ----                          ----                           ----
                                                                After-                      After-                      After-
                                           Pretax       Tax      tax      Pretax     Tax      tax     Pretax     Tax     tax
                                           ------       ---     ------    ------     ----   ------    ------     ----   ------
Unrealized net capital gains and
   losses and net losses on
   derivative financial instruments:
   Unrealized holding gains (losses)       $ (115)    $ 40      $ (75)      $550     $(192)    $358     $ (814)    $285    $(529)
      arising during the period......
   Less: reclassification adjustments        (238)      83       (155)        10        (3)       7        180      (63)     117

Unrealized net capital gains and              123      (43)        80        540      (189)     351       (994)     348     (646)
   losses............................
   Cumulative effect of change in              (1)      --         (1)        --        --       --         --      --        --
      accounting for derivative
      financial instruments..........
   Net losses on derivative financial          (1)      --         (1)        --        --       --         --      --        --
      instruments arising during the
      period.........................
   Less: reclassification adjustments           4       (2)         2         --        --       --         --      --        --
      for derivative financial
      instruments....................
                                           ------    -----      -----       ----     -----     ----     ------     ----     -----
Net losses on derivative financial             (6)       2         (4)        --        --       --         --      --        --
   instruments.......................
                                           ------    -----      -----       ----     -----     ----     ------     ----     -----
Unrealized net capital gains and              117      (41)        76        540      (189)     351       (994)     348     (646)
   losses and net losses on
   derivative financial instruments:.
Unrealized foreign currency                     3       (1)         2         (3)        1       (2)         2       (1)       1
   translation adjustments
                                           ------    -----      -----       ----     -----     ----     ------     ----    -----
Other comprehensive income...........      $  120    $ (42)     $  78       $537     $(188)    $349     $ (992)    $347    $(645)
                                           ======    =====      =====       ====     =====     ====     ======     ====    =====





                                      F-38


               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



17.  Quarterly Results (unaudited)

(in millions)

                                              First Quarter       Second Quarter      Third Quarter        Fourth Quarter
                                              -------------       --------------      -------------        --------------
                                             2001       2000      2001     2000      2001       2000       2001       2000
                                             ----       ----      ----     ----      ----       ----       ----       ----


Revenues.................................  $1,048     $1,086    $1,154     $998    $1,130     $1,189     $1,161     $1,157
Net Income...............................      67        127        89      104        90        147        122         92

18.  Subsequent event

     On March 28, 2002, Allstate Life paid a dividend of $44 million to AIC.

                    ----------------------------------------------
                    ALLSTATE LIFE INSURANCE
                    COMPANY SEPARATE
                    ACCOUNT A

                    Financial Statements as of December 31, 2001
                    and for the periods ended December 31, 2001 and December 31, 2000, and Independent
                    Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Life Insurance Company Separate Account A (the "Account") as of December 31, 2001, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Life Insurance Company Separate Account A as of December 31, 2001, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 8, 2002

ALLSTATE LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                  Putnam Variable Trust Sub-Accounts
                                             ------------------------------------------------------------------------------
                                               VT American                                                   VT The George
                                               Government       VT Asia        VT Capital    VT Diversified   Putnam Fund
                                                 Income      Pacific Growth   Appreciation       Income        of Boston
                                             --------------  --------------  --------------  --------------  --------------
ASSETS
Investments at fair value                     $ 64,745,977    $  3,828,030    $  8,706,059    $ 71,901,093    $134,079,836
                                              ------------    ------------    ------------    ------------    ------------
     Total assets                             $ 64,745,977    $  3,828,030    $  8,706,059    $ 71,901,093    $134,079,836
                                              ============    ============    ============    ============    ============
NET ASSETS
Accumulation units                            $ 64,349,547    $  3,828,030    $  8,706,059    $ 71,816,499    $133,588,064
Contracts in payout (annuitization) period         396,430               -               -          84,594         491,772
                                              ------------    ------------    ------------    ------------    ------------
     Total net assets                         $ 64,745,977    $  3,828,030    $  8,706,059    $ 71,901,093    $134,079,836
                                              ============    ============    ============    ============    ============
FUND SHARE INFORMATION
     Number of shares                            5,591,190         739,002       1,116,161       8,217,268      12,542,548
                                              ============    ============    ============    ============    ============
     Cost                                     $ 62,610,306    $  6,574,405    $  8,988,176    $ 75,848,234    $130,239,884
                                              ============    ============    ============    ============    ============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                              ---------------------------------------------------------------------------

                                                VT Global
                                                  Asset         VT Global        VT Growth      VT Growth      VT Health
                                                Allocation        Growth        and Income    Opportunities    Sciences
                                              --------------  --------------  --------------  -------------  ------------
ASSETS
Investments at fair value                      $ 15,105,687    $ 71,380,741    $549,082,101   $ 35,105,329   $ 95,452,928
                                               ------------    ------------    ------------   ------------   ------------
     Total assets                              $ 15,105,687    $ 71,380,741    $549,082,101   $ 35,105,329   $ 95,452,928
                                               ============    ============    ============   ============   ============
NET ASSETS
Accumulation units                             $ 15,064,535    $ 71,308,788    $548,643,299   $ 35,105,329   $ 95,347,940
Contracts in payout (annuitization) period           41,152          71,953         438,802              -        104,988
                                               ------------    ------------    ------------   ------------   ------------
     Total net assets                          $ 15,105,687    $ 71,380,741    $549,082,101   $ 35,105,329   $ 95,452,928
                                               ============    ============    ============   ============   ============
FUND SHARE INFORMATION
     Number of shares                             1,128,975       7,700,188      23,425,004      6,636,168      8,158,370
                                               ============    ============    ============   ============   ============
     Cost                                      $ 17,892,751    $132,603,814    $584,196,334   $ 54,660,969   $100,849,878
                                               ============    ============    ============   ============   ============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                               ---------------------------------------------------------------------------------

                                                                                              VT International  VT International
                                                  VT High                   VT International    Growth and            New
                                                   Yield       VT Income         Growth           Income         Opportunities
                                               ------------  -------------  ----------------  ----------------  ----------------
ASSETS
Investments at fair value                      $ 46,119,750   $121,264,785    $131,834,991      $ 31,860,915      $ 30,642,790
                                               ------------   ------------    ------------      ------------      ------------
     Total assets                              $ 46,119,750   $121,264,785    $131,834,991      $ 31,860,915      $ 30,642,790
                                               ============   ============    ============      ============      ============
NET ASSETS
Accumulation units                             $ 46,012,440   $120,980,726    $131,719,056      $ 31,833,473      $ 30,638,942
Contracts in payout (annuitization) period          107,310        284,059         115,935            27,442             3,848
                                               ------------   ------------    ------------      ------------      ------------
     Total net assets                          $ 46,119,750   $121,264,785    $131,834,991      $ 31,860,915      $ 30,642,790
                                               ============   ============    ============      ============      ============
FUND SHARE INFORMATION
     Number of shares                             5,729,162      9,624,189      10,666,261         3,274,503         3,142,850
                                               ============   ============    ============      ============      ============
     Cost                                      $ 51,825,324   $119,293,742    $179,871,217      $ 40,649,588      $ 49,714,653
                                               ============   ============    ============      ============      ============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                 Putnam Variable Trust Sub-Accounts
                                               ----------------------------------------------------------------------
                                                                                                           VT OTC &
                                                               VT Money        VT New         VT New       Emerging
                                               VT Investors     Market      Opportunities     Value         Growth
                                               ------------  -------------  -------------  ------------  ------------
ASSETS
Investments at fair value                      $221,771,998  $108,101,092   $165,812,660  $ 71,331,639  $ 44,145,776
                                               ------------  ------------   ------------  ------------  ------------
     Total assets                              $221,771,998  $108,101,092   $165,812,660  $ 71,331,639  $ 44,145,776
                                               ============  ============   ============  ============  ============
NET ASSETS
Accumulation units                             $221,639,978  $107,295,229   $165,742,495  $ 71,250,142  $ 44,112,647
Contracts in payout (annuitization) period          132,020       805,863         70,165        81,497        33,129
                                               ------------  ------------   ------------  ------------  ------------
     Total net assets                          $221,771,998  $108,101,092   $165,812,660  $ 71,331,639  $ 44,145,776
                                               ============  ============   ============  ============  ============
FUND SHARE INFORMATION
     Number of shares                            23,949,460   108,101,092     10,018,892     5,315,323     7,369,913
                                               ============  ============   ============  ============  ============
     Cost                                      $314,083,737  $108,101,092   $312,655,299  $ 68,519,251  $ 99,205,064
                                               ============  ============   ============  ============  ============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                               ---------------------------------------------------------------------------
                                                                                            VT Utilities
                                                                VT Small                     Growth and
                                                VT Research    Cap Value    VT Technology      Income         VT Vista
                                               -------------  ------------  -------------   -------------  --------------
ASSETS
Investments at fair value                       $106,092,352  $ 81,568,083   $ 13,257,343    $ 49,971,791   $ 91,421,457
                                                ------------  ------------   ------------    ------------   ------------
     Total assets                               $106,092,352  $ 81,568,083   $ 13,257,343    $ 49,971,791   $ 91,421,457
                                                ============  ============   ============    ============   ============
NET ASSETS
Accumulation units                              $105,939,079  $ 81,516,746   $ 13,257,343    $ 49,794,862   $ 91,338,037
Contracts in payout (annuitization) period           153,273        51,337              -         176,929         83,420
                                                ------------  ------------   ------------    ------------   ------------
     Total net assets                           $106,092,352  $ 81,568,083   $ 13,257,343    $ 49,971,791   $ 91,421,457
                                                ============  ============   ============    ============   ============
FUND SHARE INFORMATION
     Number of shares                              9,697,656     5,427,018      3,126,732       3,867,786      8,061,857
                                                ============  ============   ============    ============   ============
     Cost                                       $127,819,620  $ 70,131,837   $ 21,615,312    $ 61,956,780   $145,516,472
                                                ============  ============   ============    ============   ============


See notes to financial statements.

--------------------------------------------------------------------------------

                                               Putnam Variable Trust Sub-Accounts
                                               ----------------------------------
                                                  VT Voyager     VT Voyager II
                                                 ------------    -------------
ASSETS
Investments at fair value                        $352,295,855     $  7,594,364
                                                 ------------     ------------
     Total assets                                $352,295,855     $  7,594,364
                                                 ============     ============
NET ASSETS
Accumulation units                               $352,086,666     $  7,594,364
Contracts in payout (annuitization) period            209,189                -
                                                 ------------     ------------
     Total net assets                            $352,295,855     $  7,594,364
                                                 ============     ============
FUND SHARE INFORMATION
     Number of shares                              12,335,289        1,528,041
                                                 ============     ============
     Cost                                        $575,984,980     $  8,410,069
                                                 ============     ============


See notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                    Putnam Variable Trust Sub-Accounts
                                               ---------------------------------------------------------------------------
                                                VT American                                                  VT The George
                                                 Government      VT Asia       VT Capital    VT Diversified   Putnam Fund
                                                  Income      Pacific Growth  Appreciation       Income        of Boston
                                               -------------  --------------  ------------   --------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $          -    $          -   $          -    $  4,439,352   $  2,382,532
Charges from Allstate Life Insurance Company:
  Mortality and expense risk                       (610,401)        (63,228)       (61,605)       (866,241)    (1,344,361)
                                               -------------   -------------  -------------   -------------  -------------
     Net investment income (loss)                  (610,401)        (63,228)       (61,605)      3,573,111      1,038,171
                                               -------------   -------------  -------------   -------------  -------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                             6,784,359      11,822,915        802,451       5,057,846      4,135,614
  Cost of investments sold                        6,625,711      13,952,994        870,791       5,326,748      4,032,604
                                               -------------   -------------  -------------   -------------  -------------

     Realized gains (losses) on fund shares         158,648      (2,130,079)       (68,340)       (268,902)       103,010

Realized gain distributions                           5,974       1,337,630              -                -             -
                                               -------------   -------------  -------------   -------------  -------------
     Net realized gains (losses)                    164,622        (792,449)       (68,340)       (268,902)       103,010

Change in unrealized gains (losses)               2,112,613        (438,658)      (273,591)     (2,139,633)    (1,738,151)
                                               -------------   -------------  -------------   -------------  -------------
     Net realized and unrealized gains
        (losses) on investments                   2,277,235      (1,231,107)      (341,931)     (2,408,535)    (1,635,141)
                                               -------------   -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $  1,666,834    $ (1,294,335)  $   (403,536)   $  1,164,576   $   (596,970)
                                               =============   =============  =============   =============  =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                               --------------------------------------------------------------------------
                                                 VT Global
                                                   Asset        VT Global     VT Growth        VT Growth      VT Health
                                                Allocation        Growth      and Income     Opportunities    Sciences
                                               ------------   ------------   ------------    -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $    125,279   $          -   $  7,102,696    $          -   $          -
Charges from Allstate Life Insurance Company:
  Mortality and expense risk                       (175,689)      (944,392)    (6,426,119)       (456,397)    (1,134,392)
                                               -------------  -------------  -------------   -------------  -------------
     Net investment income (loss)                   (50,410)      (944,392)       676,577        (456,397)    (1,134,392)
                                               -------------  -------------  -------------   -------------  -------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                             2,403,948      6,202,350     12,080,207       4,112,855     10,855,748
  Cost of investments sold                        2,907,572     11,156,647     13,096,819       6,698,487     11,390,542
                                               -------------  -------------  -------------   -------------  -------------

     Realized gains (losses) on fund shares        (503,624)    (4,954,297)    (1,016,612)     (2,585,632)      (534,794)

Realized gain distributions                       1,287,937     17,386,594      5,236,428               -              -
                                               -------------  -------------  -------------   -------------  -------------
     Net realized gains (losses)                    784,313     12,432,297      4,219,816      (2,585,632)      (534,794)

Change in unrealized gains (losses)              (2,072,518)   (38,402,346)   (43,929,755)    (10,473,463)   (17,761,548)
                                               -------------  -------------  -------------   -------------  -------------
     Net realized and unrealized gains
       (losses) on investments                   (1,288,205)   (25,970,049)   (39,709,939)    (13,059,095)   (18,296,342)
                                               -------------  -------------  -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $ (1,338,615)  $(26,914,441)  $(39,033,362)   $(13,515,492)  $(19,430,734)
                                               =============  =============  =============   =============  =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                     Putnam Variable Trust Sub-Accounts
                                               ------------------------------------------------------------------------------------
                                                                                               VT International    VT International
                                                 VT High                     VT International     Growth and             New
                                                  Yield         VT Income         Growth            Income          Opportunities
                                               -------------  -------------  ----------------  ----------------    ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $  4,521,008   $  4,115,325    $    325,750      $    283,761      $          -
Charges from Allstate Life Insurance Company:
  Mortality and expense risk                       (502,865)    (1,100,481)     (1,644,523)         (385,085)         (436,553)
                                               -------------  -------------    ------------     -------------     -------------
     Net investment income (loss)                 4,018,143      3,014,844      (1,318,773)         (101,324)         (436,553)
                                               -------------  -------------    ------------     -------------     -------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                            13,116,745      4,865,553       7,964,560         3,554,893        12,782,844
  Cost of investments sold                       14,207,734      4,778,488      10,180,579         4,366,201        20,081,655
                                               -------------  -------------   -------------     -------------     -------------

     Realized gains (losses) on fund shares      (1,090,989)        87,065      (2,216,019)         (811,308)       (7,298,811)

Realized gain distributions                               -              -      13,300,271         1,709,719                 -
                                               -------------  -------------   -------------     -------------     -------------
     Net realized gains (losses)                 (1,090,989)        87,065      11,084,252           898,411        (7,298,811)

Change in unrealized gains (losses)              (2,440,336)       740,029     (39,826,741)       (7,895,319)       (4,676,000)
                                               -------------  -------------   -------------     -------------     -------------

     Net realized and unrealized gains
       (losses) on investments                   (3,531,325)       827,094     (28,742,489)       (6,996,908)      (11,974,811)
                                               -------------  -------------   -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $    486,818   $  3,841,938    $(30,061,262)     $ (7,098,232)     $(12,411,364)
                                               =============  =============   =============     =============     =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                  Putnam Variable Trust Sub-Accounts
                                               -------------------------------------------------------------------------
                                                                                                             VT OTC &
                                                                 VT Money        VT New        VT New        Emerging
                                                VT Investors      Market      Opportunities     Value         Growth
                                               --------------  ------------   -------------  ------------   -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $          -    $ 2,478,464    $          -   $   313,689    $         -
Charges from Allstate Life Insurance Company:
  Mortality and expense risk                   $ (2,933,728)    (1,057,125)     (2,282,194)     (610,524)      (641,189)
                                               --------------  ------------   -------------  ------------   ------------

     Net investment income (loss)                (2,933,728)     1,421,339      (2,282,194)     (296,835)      (641,189)
                                               --------------  ------------   -------------  ------------   ------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                            11,877,698     78,892,795      15,296,133     4,383,469     12,810,961
  Cost of investments sold                       16,665,109     78,892,795      28,138,564     4,212,498     26,519,312
                                               --------------  ------------   -------------  ------------   ------------

     Realized gains (losses) on fund shares      (4,787,411)             -     (12,842,431)      170,971    (13,708,351)

Realized gain distributions                               -              -      30,829,440       902,458              -
                                               --------------  ------------   -------------  ------------  -------------
     Net realized gains (losses)                 (4,787,411)             -      17,987,009     1,073,429    (13,708,351)

Change in unrealized gains (losses)             (60,555,276)             -     (83,450,545)      (27,768)   (16,960,031)
                                               --------------  ------------   -------------  ------------  -------------
     Net realized and unrealized gains
       (losses) on investments                  (65,342,687)             -     (65,463,536)    1,045,661    (30,668,382)
                                               --------------  ------------   -------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $(68,276,415)   $ 1,421,339    $(67,745,730)  $   748,826   $(31,309,571)
                                               ==============  ============   =============  ============  =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                               ---------------------------------------------------------------------------
                                                                                              VT Utilities
                                                                VT Small                       Growth and
                                                VT Research     Cap Value    VT Technology       Income         VT Vista
                                               -------------  -------------  -------------   --------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                      $    244,910   $      3,045   $          -     $  1,297,931    $          -
Charges from Allstate Life Insurance Company:
  Mortality and expense risk                     (1,203,830)      (698,833)      (163,586)        (628,258)     (1,194,574)
                                               -------------  -------------  --------------   --------------   ------------
     Net investment income (loss)                  (958,920)      (695,788)      (163,586)         669,673      (1,194,574)
                                               -------------  -------------  --------------   --------------   ------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS

Realized gains (losses) on fund shares:
  Proceeds from sales                             4,631,614     11,528,240      3,048,935        3,986,419       8,790,150
  Cost of investments sold                        5,575,488     10,797,308      5,561,771        4,600,863      13,365,871
                                               -------------  -------------  --------------   --------------   ------------

     Realized gains (losses) on fund shares        (943,874)       730,932     (2,512,836)        (614,444)     (4,575,721)

Realized gain distributions                       4,051,127        204,053              -        2,249,601       9,960,218
                                               -------------  -------------  --------------   --------------  -------------
     Net realized gains (losses)                  3,107,253        934,985     (2,512,836)       1,635,157       5,384,497

Change in unrealized gains (losses)             (21,229,542)     7,297,468     (3,538,011)     (14,723,757)    (42,748,408)
                                               -------------  -------------  --------------   --------------  -------------
     Net realized and unrealized gains
       (losses) on investments                  (18,122,289)     8,232,453     (6,050,847)     (13,088,600)    (37,363,911)
                                               -------------  -------------  --------------   --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                $(19,081,209)  $  7,536,665   $ (6,214,433)    $(12,418,927)   $(38,558,485)
                                               =============  =============  ==============   ==============  =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                               Putnam Variable Trust Sub-Accounts
                                               ----------------------------------
                                                   VT Voyager    VT Voyager II
                                                --------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $           -     $          -
Charges from Allstate Life Insurance Company:
  Mortality and expense risk                       (4,592,217)         (68,211)
                                                --------------    -------------
     Net investment income (loss)                  (4,592,217)         (68,211)
                                                --------------    -------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                              12,638,446        3,176,743
  Cost of investments sold                         20,298,677        3,532,414
                                                --------------    -------------

     Realized gains (losses) on fund shares        (7,660,231)        (355,671)

Realized gain distributions
                                                   77,068,982                -
                                                --------------    -------------
     Net realized gains (losses)                   69,408,751         (355,671)

Change in unrealized gains (losses)              (158,839,564)        (640,661)
                                                --------------    -------------
     Net realized and unrealized gains
       (losses) on investments                    (89,430,813)        (996,332)
                                                --------------    -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                 $ (94,023,030)    $ (1,064,543)
                                                ==============    =============


See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                   Putnam Variable Trust Sub-Accounts
                                             -----------------------------------------------------------------------------------
                                                     VT American
                                                   Government Income        VT Asia Pacific Growth       VT Capital Appreciation
                                             ---------------------------  ---------------------------  -------------------------
                                                  2001        2000 (a)        2001           2000          2001       2000 (b)
                                             -------------  ------------  -------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (610,401)  $   104,501   $    (63,228)  $   128,479   $   (61,605)  $   (1,032)
Net realized gains (losses)                       164,622        53,134       (792,449)     (175,116)      (68,340)        (132)
Change in unrealized gains (losses)             2,112,613        23,058       (438,658)   (3,321,292)     (273,591)      (8,526)
                                             -------------  ------------  -------------  ------------  ------------  -----------
Increase (decrease) in net assets
  from operations                               1,666,834       180,693     (1,294,335)   (3,367,929)     (403,536)      (9,690)
                                             -------------  ------------  -------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       33,613,259     4,604,075        408,855     5,314,157     4,612,762      581,651
Benefit payments                                 (114,846)            -        (89,676)      (14,001)      (37,921)           -
Payments on termination                          (947,743)      (22,876)      (317,498)     (198,184)     (124,016)        (523)
Contract maintenance charges                       (8,933)         (882)        (9,584)       (9,212)       (2,108)        (118)
Transfers among the sub-accounts
  and with the Fixed Account - net             24,357,856     1,418,540       (971,162)     (426,389)    3,809,618      279,940
                                             -------------  ------------  -------------  ------------  ------------  -----------
Increase (decrease) in net assets
  from capital transactions                    56,899,593     5,998,857       (979,065)    4,666,371     8,258,335      860,950
                                             -------------  ------------  -------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS              58,566,427   $ 6,179,550     (2,273,400)    1,298,442     7,854,799      851,260

NET ASSETS AT BEGINNING OF PERIOD               6,179,550             -      6,101,430     4,802,988       851,260            -
                                             -------------  ------------  -------------  ------------  ------------  -----------
NET ASSETS AT END OF PERIOD                  $ 64,745,977   $ 6,179,550   $  3,828,030   $ 6,101,430   $ 8,706,059   $  851,260
                                             =============  ============  =============  ============  ============  ===========
UNITS OUTSTANDING
  Units outstanding at beginning of period        560,042             -        657,641       275,930        93,257            -
     Units issued                               6,294,452       608,772      1,860,304     1,377,522     1,169,292       97,014
     Units redeemed                            (1,130,492)      (48,730)    (1,965,696)     (995,811)     (139,055)      (3,757)
                                             -------------  ------------  -------------  ------------  ------------  -----------
  Units outstanding at end of period            5,724,002       560,042        552,249       657,641     1,123,494       93,257
                                             =============  ============  =============  ============  ============  ===========

(a) For the Period Beginning February 1, 2000 and Ended December 31, 2000

(b) For the Period Beginning October 2, 2000 and Ended December 31, 2000


    See notes to financial statements.

--------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------
                                                                              VT The George Putnam
                                                VT Diversified Income             Fund of Boston         VT Global Asset Allocation
                                            ----------------------------  ----------------------------  ----------------------------
                                                 2001          2000          2001           2000          2001          2000
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $  3,573,111   $  1,520,723   $  1,038,171   $   (680,304)  $    (50,410)  $    (15,991)
Net realized gains (losses)                     (268,902)       (63,099)       103,010        (15,169)       784,313        431,577
Change in unrealized gains (losses)           (2,139,633)    (2,048,566)    (1,738,151)     6,617,330     (2,072,518)      (882,662)
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
 from operations                               1,164,576       (590,942)      (596,970)     5,921,857     (1,338,615)      (467,076)
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       9,506,794     17,050,728     20,856,995     16,699,015      1,925,641      4,643,089
Benefit payments                              (1,560,169)      (593,934)    (1,675,337)      (682,061)      (174,720)        (4,760)
Payments on termination                       (4,142,403)    (1,600,993)    (5,893,884)    (2,771,740)      (610,345)      (317,956)
Contract maintenance charges                     (56,360)       (24,527)       (70,271)       (34,624)       (11,788)        (5,134)
Transfers among the sub-accounts
 and with the Fixed Account - net             13,194,583     24,550,342     42,493,187     30,824,652      3,504,676      5,167,305
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
 from capital transactions                    16,942,445     39,381,616     55,710,690     44,035,242      4,633,464      9,482,544
                                            -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             18,107,021     38,790,674     55,113,720     49,957,099      3,294,849      9,015,468

NET ASSETS AT BEGINNING OF PERIOD             53,794,072     15,003,398     78,966,116     29,009,017     11,810,838      2,795,370
                                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD                 $ 71,901,093   $ 53,794,072   $134,079,836   $ 78,966,116   $ 15,105,687   $ 11,810,838
                                            =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
 Units outstanding at beginning of period      5,526,441      1,521,099      7,779,766      3,119,948      1,181,614        261,354
    Units issued                               3,592,472      4,952,544      7,845,207      5,942,011        910,201      1,018,915
    Units redeemed                            (1,891,067)      (947,202)    (2,384,071)    (1,282,193)      (415,552)       (98,655)
                                            -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period            7,227,846      5,526,441     13,240,902      7,779,766      1,676,263      1,181,614
                                            =============  =============  =============  =============  =============  =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------
                                                  VT Global Growth           VT Growth and Income          VT Growth Opportunities
                                            ----------------------------  ----------------------------  ----------------------------
                                                 2001          2000           2001          2000            2001         2000 (a)
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $   (944,392)  $   (465,905)  $    676,577   $    183,876   $   (456,397)  $   (197,234)
Net realized gains (losses)                   12,432,297      5,150,133      4,219,816     16,973,842     (2,585,632)       (64,474)
Change in unrealized gains (losses)          (38,402,346)   (27,044,839)   (43,929,755)    11,466,335    (10,473,463)    (9,082,177)
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
 from operations                             (26,914,441)   (22,360,611)   (39,033,362)    28,624,053    (13,515,492)    (9,343,885)
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      12,247,494     46,045,181     87,879,831    132,077,729      9,436,386     26,788,299
Benefit payments                                (827,886)      (613,225)    (7,651,455)    (2,190,169)      (373,826)      (252,625)
Payments on termination                       (3,958,784)    (1,640,673)   (24,650,504)   (11,399,311)    (1,475,194)      (355,118)
Contract maintenance charges                     (72,928)       (25,992)      (431,472)      (166,237)       (39,548)        (5,839)
Transfers among the sub-accounts
 and with the Fixed Account - net             14,129,960     38,374,183    118,363,976    142,166,748      9,391,809     14,850,362
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
 from capital transactions                    21,517,856     82,139,474    173,510,376    260,488,760     16,939,627     41,025,079
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             (5,396,585)    59,778,863    134,477,014    289,112,813      3,424,135     31,681,194

NET ASSETS AT BEGINNING OF PERIOD             76,777,326     16,998,463    414,605,087    125,492,274     31,681,194              -
                                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD                 $ 71,380,741   $ 76,777,326   $549,082,101   $414,605,087   $ 35,105,329   $ 31,681,194
                                            =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of period     7,637,118      1,085,592     41,737,903     13,684,943      4,254,053              -
    Units issued                               5,344,102      7,198,864     28,791,372     34,517,392      4,478,678      4,551,413
    Units redeemed                            (2,723,427)      (647,338)   (10,900,960)    (6,464,432)    (1,693,313)      (297,360)
                                            -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period           10,257,793      7,637,118     59,628,315     41,737,903      7,039,418      4,254,053
                                            =============  =============  =============  =============  =============  =============


    (a) For the Period Beginning February 1, 2000 and Ended December 31, 2000


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------
                                                 VT Health Sciences               VT High Yield                  VT Income
                                            ----------------------------  ----------------------------  ----------------------------
                                                 2001           2000           2001           2000           2001           2000
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $ (1,134,392)  $   (615,374)  $  4,018,143   $  1,511,766   $  3,014,844   $    922,073
Net realized gains (losses)                     (534,794)       399,113     (1,090,989)      (348,654)        87,065        (13,844)
Change in unrealized gains (losses)          (17,761,548)    11,778,457     (2,440,336)    (3,463,311)       740,029      1,249,460
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
 from operations                             (19,430,734)    11,562,196        486,818     (2,300,199)     3,841,938      2,157,689
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      17,902,541     34,438,787      9,464,238     10,689,687     28,516,907     15,962,899
Benefit payments                              (1,057,178)      (210,411)      (761,660)      (125,887)    (2,144,930)      (176,506)
Payments on termination                       (3,596,244)    (2,393,058)    (2,667,616)    (1,072,177)    (4,729,017)    (1,604,010)
Contract maintenance charges                     (96,323)       (33,966)       (26,680)       (10,788)       (49,065)       (17,249)
Transfers among the sub-accounts
 and with the Fixed Account - net             12,557,263     31,655,497     13,252,073     10,126,243     49,234,764     17,981,972
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
 from capital transactions                    25,710,059     63,456,849     19,260,355     19,607,078     70,828,659     32,147,106
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS              6,279,325     75,019,045     19,747,173     17,306,879     74,670,597     34,304,795

NET ASSETS AT BEGINNING OF PERIOD             89,173,603     14,154,558     26,372,577      9,065,698     46,594,188     12,289,393
                                            -------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD                 $ 95,452,928   $ 89,173,603   $ 46,119,750   $ 26,372,577   $121,264,785   $ 46,594,188
                                            =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
 Units outstanding at beginning of period      6,314,457      1,336,030      2,938,699        912,804      4,497,621      1,265,396
    Units issued                               4,697,240      5,960,452      4,497,702      2,855,190      8,846,468      3,970,210
    Units redeemed                            (2,470,937)      (982,025)    (2,416,379)      (829,295)    (2,297,826)      (737,985)
                                            -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period            8,540,760      6,314,457      5,020,022      2,938,699     11,046,263      4,497,621
                                            =============  =============  =============  =============  =============  =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------
                                                                               VT International              VT International
                                              VT International Growth          Growth and Income            New Opportunities
                                            ----------------------------  ----------------------------  ----------------------------
                                                 2001          2000           2001           2000          2001           2000
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $ (1,318,773)  $    (46,092)  $   (101,324)  $    302,809   $   (436,553)  $   (388,623)
Net realized gains (losses)                   11,084,252      3,912,855        898,411      1,139,328     (7,298,811)      (584,514)
Change in unrealized gains (losses)          (39,826,741)   (13,379,779)    (7,895,319)    (1,222,931)    (4,676,000)   (16,810,323)
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            (30,061,262)    (9,513,016)    (7,098,232)       219,206    (12,411,364)   (17,783,460)
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      22,149,655     56,826,187      5,961,654     10,845,828      5,619,713     30,904,119
Benefit payments                              (1,402,133)      (456,663)      (215,217)       (80,749)      (402,957)       (73,834)
Payments on termination                       (4,848,023)    (2,659,421)    (1,263,167)      (637,028)    (1,431,091)      (892,425)
Contract maintenance charges                    (143,548)       (46,303)       (29,286)       (11,593)       (50,851)       (13,439)
Transfers among the sub-accounts
  and with the Fixed Account - net            24,550,412     50,743,587      6,879,033     10,123,156      1,125,887     16,530,612
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from capital transactions                   40,306,363    104,407,387     11,333,017     20,239,614      4,860,701     46,455,033
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS             10,245,101     94,894,371      4,234,785     20,458,820     (7,550,663)    28,671,573

NET ASSETS AT BEGINNING OF PERIOD            121,589,890     26,695,519     27,626,130      7,167,310     38,193,453      9,521,880
                                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD                 $131,834,991   $121,589,890   $ 31,860,915   $ 27,626,130   $ 30,642,790   $ 38,193,453
                                            =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of period    10,060,464      1,851,396      2,533,466        653,659      4,012,152        525,760
     Units issued                              7,049,008      9,193,882      2,061,304      2,217,609      2,882,972      5,025,510
     Units redeemed                           (3,047,978)      (984,814)      (845,383)      (337,802)    (2,354,117)    (1,539,118)
                                            -------------  -------------  -------------  -------------  -------------  -------------
 Units outstanding at end of period           14,061,494     10,060,464      3,749,387      2,533,466      4,541,007      4,012,152
                                            =============  =============  =============  =============  =============  =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------
                                                    VT Investors               VT Money Market              VT New Opportunities
                                            ----------------------------  ----------------------------  ----------------------------
                                                 2001          2000           2001          2000            2001           2000
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $ (2,933,728)  $ (2,279,519)  $  1,421,339   $  1,064,101   $ (2,282,194)  $ (1,894,838)
Net realized gains (losses)                   (4,787,411)        85,245              -              -     17,987,009      7,247,455
Change in unrealized gains (losses)          (60,555,276)   (43,287,008)             -              -    (83,450,545)   (75,226,792)
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            (68,276,415)   (45,481,282)     1,421,339      1,064,101    (67,745,730)   (69,874,175)
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      31,547,837    100,542,763     41,868,272     38,991,728     31,466,007    128,621,610
Benefit payments                              (3,753,727)    (2,295,310)    (7,972,530)    (2,798,217)    (1,871,913)    (2,194,069)
Payments on termination                      (11,796,981)    (6,626,334)   (14,312,485)    (3,727,684)    (7,801,962)    (4,752,789)
Contract maintenance charges                    (231,354)      (108,283)       (84,002)       (25,407)      (212,209)       (69,973)
Transfers among the sub-accounts
  and with the Fixed Account - net            37,772,649    107,337,707     50,700,773    (13,895,457)    22,670,033     89,169,442
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from capital transactions                   53,538,424    198,850,543     70,200,028     18,544,963     44,249,956    210,774,221
                                            -------------  -------------  -------------  -------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS            (14,737,991)   153,369,261     71,621,367     19,609,064    (23,495,774)   140,900,046

NET ASSETS AT BEGINNING OF PERIOD            236,509,989     83,140,728     36,479,725     16,870,661    189,308,434     48,408,388
                                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD                 $221,771,998   $236,509,989   $108,101,092   $ 36,479,725   $165,812,660   $189,308,434
                                            =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of period    24,536,475      6,834,530      3,443,436      1,649,315     18,239,779      3,086,171
     Units issued                             13,771,239     20,319,570     20,942,015     11,695,285     11,756,604     17,000,922
     Units redeemed                           (7,247,777)    (2,617,625)   (14,431,196)    (9,901,164)    (6,452,768)    (1,847,314)
                                            -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period          31,059,937     24,536,475      9,954,255      3,443,436     23,543,615     18,239,779
                                            =============  =============  =============  =============  =============  =============


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------
                                                    VT New Value            VT OTC & Emerging Growth            VT Research
                                            ----------------------------  ----------------------------  ----------------------------
                                                 2001          2000           2001          2000            2001           2000
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $   (296,835)  $    (38,707)  $   (641,189)  $   (688,607)  $   (958,920)  $   (654,576)
Net realized gains (losses)                    1,073,429        426,233    (13,708,351)      (962,644)     3,107,253        296,277
Change in unrealized gains (losses)              (27,768)     3,060,664    (16,960,031)   (42,842,125)   (21,229,542)    (2,522,857)
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                                748,826      3,448,190    (31,309,571)   (44,493,376)   (19,081,209)    (2,881,156)
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      17,177,010      6,949,814      9,212,091     52,012,941     23,623,045     31,424,090
Benefit payments                                (702,989)       (24,071)      (819,986)      (466,457)    (2,116,628)      (518,163)
Payments on termination                       (2,047,068)      (437,035)    (2,469,075)    (1,834,868)    (3,789,056)    (1,808,680)
Contract maintenance charges
                                                 (34,377)        (8,549)       (84,717)       (29,504)       (87,142)       (34,899)
Transfers among the sub-accounts
  and with the Fixed Account - net            31,586,982      7,957,896     10,040,626     36,955,805     29,781,899     28,978,748
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from capital transactions                   45,979,558     14,438,055     15,878,939     86,637,917     47,412,118     58,041,096
                                            -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             46,728,384     17,886,245    (15,430,632)    42,144,541     28,330,909     55,159,940

NET ASSETS AT BEGINNING OF PERIOD             24,603,255      6,717,010     59,576,408     17,431,867     77,761,443     22,601,503
                                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD                 $ 71,331,639   $ 24,603,255   $ 44,145,776   $ 59,576,408   $106,092,352   $ 77,761,443
                                            =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of period     2,266,370        763,861      7,437,448        878,988      7,011,726      1,949,388
     Units issued                              5,513,718      2,151,871      7,771,296      8,316,051      7,202,302      5,849,375
     Units redeemed                           (1,438,484)      (649,362)    (5,055,918)    (1,757,591)    (2,208,757)      (787,037)
                                            -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period           6,341,604      2,266,370     10,152,826      7,437,448     12,005,271      7,011,726
                                            =============  =============  =============  =============  =============  =============


See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------
                                                                                                               VT Utilities
                                                 VT Small Cap Value              VT Technology              Growth and Income
                                            ----------------------------  ----------------------------  ----------------------------
                                                 2001          2000           2001          2000            2001           2000
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $   (695,788)  $   (154,045)  $   (163,586)  $    (48,051)  $    669,673   $    138,034
Net realized gains (losses)                      934,985         77,142     (2,512,836)       (20,342)     1,635,157        715,376
Change in unrealized gains (losses)            7,297,468      3,988,606     (3,538,011)    (4,819,958)   (14,723,757)     2,872,139
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                              7,536,665      3,911,703     (6,214,433)    (4,888,351)   (12,418,927)     3,725,549
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      20,822,863      8,988,568      5,125,757      9,668,705     10,516,778     16,124,585
Benefit payments                                (390,546)       (67,417)      (102,548)             -       (546,969)      (101,521)
Payments on termination                       (3,519,008)    (1,073,997)      (299,512)       (44,773)    (2,566,367)    (1,056,766)
Contract maintenance charges                     (53,196)       (14,423)       (18,375)        (2,624)       (28,259)       (10,926)
Transfers among the sub-accounts
  and with the Fixed Account - net            29,336,118      9,970,430      3,763,733      6,269,764     14,889,863     14,067,419
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from capital transactions                   46,196,231     17,803,161      8,469,055     15,891,072     22,265,046     29,022,791
                                            -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             53,732,896     21,714,864      2,254,622     11,002,721      9,846,119     32,748,340

NET ASSETS AT BEGINNING OF PERIOD             27,835,187      6,120,323     11,002,721              -     40,125,672      7,377,332
                                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD                 $ 81,568,083   $ 27,835,187   $ 13,257,343   $ 11,002,721   $ 49,971,791   $ 40,125,672
                                            =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of period
                                               2,216,437        594,146      1,850,116              -      3,452,683        738,882
     Units issued                              5,157,065      1,998,285      3,134,100      1,932,834      3,614,045      3,057,762
     Units redeemed                           (1,760,951)      (375,994)    (1,268,144)       (82,718)    (1,449,105)      (343,961)
                                            -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period           5,612,551      2,216,437      3,716,072      1,850,116      5,617,623      3,452,683
                                            =============  =============  =============  =============  =============  =============


    (c) For the Period Beginning July 17, 2000 and Ended December 31, 2000


See notes to financial statements.

--------------------------------------------------------------------------------

                                                                      Putnam Variable Trust Sub-Accounts
                                            ----------------------------------------------------------------------------------------
                                                      VT Vista                    VT Voyager                   VT Voyager II
                                            ----------------------------  ----------------------------  ----------------------------
                                                 2001          2000           2001          2000            2001          2000 (b)
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                $ (1,194,574)  $   (706,860)  $  (4,592,217) $ (3,362,336)  $   (68,211)   $    (2,492)
Net realized gains (losses)                    5,384,497        396,551      69,408,751    23,194,576      (355,671)          (389)
Change in unrealized gains (losses)          (42,748,408)   (13,484,798)   (158,839,564)  (89,593,301)     (640,661)      (175,044)
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from operations                            (38,558,485)   (13,795,107)    (94,023,030)  (69,761,061)   (1,064,543)      (177,925)
                                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                      20,552,143     58,606,369      56,330,495   189,730,182     4,854,517      1,281,817
Benefit payments
                                              (1,166,670)      (337,202)     (4,510,697)   (1,806,977)     (100,529)             -
Payments on termination                       (4,483,933)    (1,829,766)    (16,827,825)   (9,439,043)     (150,426)        (3,959)
Contract maintenance charges
                                                 (90,242)       (29,402)       (373,056)     (146,174)       (3,978)          (214)
Transfers among the sub-accounts
  and with the Fixed Account - net            20,389,565     37,684,676      53,894,929   137,969,686     2,516,391        443,213
                                            -------------  -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
  from capital transactions                   35,200,863     94,094,675      88,513,846   316,307,674     7,115,975      1,720,857
                                            -------------  -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS             (3,357,622)    80,299,568      (5,509,184)  246,546,613     6,051,432      1,542,932

NET ASSETS AT BEGINNING OF PERIOD             94,779,079     14,479,511     357,805,039   111,258,426     1,542,932              -
                                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS AT END OF PERIOD                 $ 91,421,457   $ 94,779,079    $352,295,855  $357,805,039   $ 7,594,364    $ 1,542,932
                                            =============  =============  =============  =============  =============  =============
UNITS OUTSTANDING
  Units outstanding at beginning of period     7,811,689      1,028,112      32,247,556     7,769,019       211,084              -
     Units issued                              7,023,988      7,603,454      17,785,912    27,529,905     2,036,772        222,928
     Units redeemed                           (3,317,599)      (819,877)     (8,327,616)   (3,051,368)     (726,130)       (11,844)
                                            -------------  -------------  -------------  -------------  -------------  -------------
  Units outstanding at end of period          11,518,078      7,811,689      41,705,852    32,247,556     1,521,726        211,084
                                            =============  =============  =============  =============  =============  =============


    (b) For the Period Beginning October 2, 2000 and Ended December 31, 2000


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Allstate Life Insurance Company Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Allstate issues four variable annuity contracts, the Putnam Allstate Advisor ("Advisor"), Putnam Allstate Advisor Apex ("Advisor Apex"), Putnam Allstate Advisor Plus ("Advisor Plus"), and Putnam Allstate Advisor Preferred ("Advisor Preferred") (collectively the "Contracts"), the deposits of which are invested at the direction of contractholders in sub-accounts that comprise the Account. Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the Putnam Variable Trust (collectively the "Funds").

       VT American Government Income          VT International New Opportunities
       VT Asia Pacific Growth                 VT Investors
       VT Capital Appreciation                VT Money Market
       VT Diversified Income                  VT New Opportunities
       VT The George Putnam Fund of Boston    VT New Value
       VT Global Asset Allocation             VT OTC & Emerging Growth
       VT Global Growth                       VT Research
       VT Growth and Income                   VT Small Cap Value
       VT Growth Opportunities                VT Technology
       VT Health Sciences                     VT Utilities Growth and Income
       VT High Yield                          VT Vista
       VT Income                              VT Voyager
       VT International Growth                VT Voyager II
       VT International Growth and Income

      Allstate provides insurance and administrative services to the contractholders for a fee. Allstate also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate has sole discretion to invest the assets of the Fixed Account, subject to applicable law.


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included with and taxed as a part of Allstate. Allstate is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

      OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES.


3.     EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.80% to 2.15% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge covers insurance benefits available with the Contract and certain expenses of the Contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contract. Allstate guarantees that the amount of this charge will not increase over the life of the Contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

      CONTRACT MAINTENANCE CHARGE - Allstate deducts from the contractholder's account an annual maintenance charge of $30 on each Advisor contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. There is no contract maintenance charge on the Advisor Apex, Advisor Plus, and Advisor Preferred contracts.

4. PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                  Purchases
                                                              ------------------
Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income                              $     63,078,665
   VT Asia Pacific Growth                                           12,117,403
   VT Capital Appreciation                                           8,999,064
   VT Diversified Income                                            25,565,924
   VT The George Putnam Fund of Boston                              60,873,497
   VT Global Asset Allocation                                        8,273,297
   VT Global Growth                                                 44,151,735
   VT Growth and Income                                            191,445,950
   VT Growth Opportunities                                          20,591,680
   VT Health Sciences                                               35,419,017
   VT High Yield                                                    36,391,577
   VT Income                                                        78,702,579
   VT International Growth                                          60,235,517
   VT International Growth and Income                               16,492,464
   VT International New Opportunities                               17,201,681
   VT Investors                                                     62,449,516
   VT Money Market                                                 150,509,091
   VT New Opportunities                                             88,067,018
   VT New Value                                                     50,965,231
   VT OTC & Emerging Growth                                         28,040,429
   VT Research                                                      55,125,130
   VT Small Cap Value                                               57,228,865
   VT Technology                                                    11,352,874
   VT Utilities Growth and Income                                   29,165,160
   VT Vista                                                         52,743,482
   VT Voyager                                                      173,579,316
   VT Voyager II                                                    10,224,292
                                                              -----------------
                                                              $  1,448,990,454
                                                              =================

5. FINANCIAL HIGHLIGHTS

   The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Allstate, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

   As explained in Note 3, the expense ratio represents mortality and expense risk charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several unit values for each sub-account based upon those choices.

                                                         At December 31, 2001          For the year ended December 31, 2001
                                                         --------------------  ----------------------------------------------------
                                                             Accumulation        Investment       Expense              Total
                                                              Unit Value        Income Ratio*      Ratio**           Return***
                                                         --------------------  --------------  --------------  --------------------
Investments in the Putnam Variable Trust Sub-Accounts:
      VT American Government Income                        $ 6.38 - $ 11.80         0.00%       0.80% - 2.15%      4.01% -    5.69%
      VT Asia Pacific Growth                                 4.58 -    7.19         0.00        0.80  - 2.00     -26.11  -  -24.61
      VT Capital Appreciation                                7.70 -    7.81         0.00        0.80  - 2.10     -16.23  -  -14.60
      VT Diversified Income                                  9.09 -   10.36         7.06        0.80  - 2.15       0.99  -    2.68
      VT The George Putnam Fund of Boston                    9.17 -   11.37         2.24        0.80  - 2.15      -2.04  -   -0.35
      VT Global Asset Allocation                             8.52 -    9.12         0.93        0.80  - 1.95     -10.69  -   -9.25
      VT Global Growth                                       4.88 -    7.54         0.00        0.80  - 2.15     -32.02  -  -30.33
      VT Growth and Income                                   8.10 -   10.87         1.47        0.80  - 2.15      -8.83  -   -7.15
      VT Growth Opportunities                                4.45 -    5.03         0.00        0.80  - 2.10     -34.27  -  -32.64
      VT Health Sciences                                     9.44 -   11.67         0.00        0.80  - 2.15     -22.09  -  -20.40
      VT High Yield                                          8.40 -    9.69        12.47        0.80  - 2.10       1.19  -    2.82
      VT Income                                             10.14 -   11.32         4.90        0.80  - 2.15       4.75  -    6.43
      VT International Growth                                6.57 -   10.10         0.26        0.80  - 2.15     -22.94  -  -21.25
      VT International Growth and Income                     7.75 -    8.58         0.95        0.80  - 2.10     -23.07  -  -21.44
      VT International New Opportunities                     3.95 -    7.74         0.00        0.80  - 2.10     -30.88  -  -29.25
      VT Investors                                           5.79 -    7.26         0.00        0.80  - 2.10     -27.01  -  -25.38
      VT Money Market                                       10.09 -   10.96         3.43        0.80  - 2.10       1.31  -    2.93
      VT New Opportunities                                   4.65 -    7.89         0.00        0.80  - 2.15     -32.39  -  -30.70
      VT New Value                                           9.74 -   13.59         0.65        0.80  - 2.15       0.80  -    2.49
      VT OTC & Emerging Growth                               2.18 -    5.14         0.00        0.80  - 2.10     -47.76  -  -46.13
      VT Research                                            7.61 -    9.00         0.27        0.80  - 2.15     -21.18  -  -19.49
      VT Small Cap Value                                    13.04 -   15.59         0.01        0.80  - 2.15      15.50  -   17.18
      VT Technology                                          3.13 -    3.60         0.00        0.80  - 2.10     -41.28  -  -39.66
      VT Utilities Growth and Income                         8.01 -    9.10         2.88        0.80  - 2.15     -24.63  -  -22.95
      VT Vista                                               5.51 -    8.76         0.00        0.80  - 2.10     -35.66  -  -34.04
      VT Voyager                                             6.09 -    9.05         0.00        0.80  - 2.15     -24.72  -  -23.03
      VT Voyager II                                          4.95 -    5.03         0.00        0.80  - 2.10     -32.96  -  -31.34

* Investment Income Ratio - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

** Expense Ratio - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

*** Total Return - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Returns were annualized for new products launched during 2001 to represent the return as if the contractholder was invested in the sub-account for the entire year.

                                     PART C

                                OTHER INFORMATION

Part C is hereby amended to include the following exhibits:

Item 24(b) Exhibits:

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement")

(8)(d)  Form of Amendment No. 1 to LSA Participation Agreement

(8)(e)  Form of Amendment No. 2 to LSA Participation Agreement

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001)

(8)(h)  Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement

(8)(i) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001)

(9)(b) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered

(10)(a)  Independent Auditors' Consent

(b)  Consent of Foley & Lardner

(13)(c)  Performance Data Calculations

(99)(d)  Power of Attorney for Eric A. Simonson


25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                          POSITION AND OFFICE WITH
BUSINESS ADDRESS                            DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II                        Chairman of the Board, President, and Director
                                            (Principal Executive Officer)
Michael J. Velotta                          Senior Vice President, General Counsel, Secretary, and Director
Richard L. Baker                            Vice President
David A. Bird                               Senior Vice President and Director
Patricia A. Coffey                          Vice President
Richard I. Cohen                            Director
Margaret G. Dyer                            Senior Vice President and Director
Thomas W. Evans                             Vice President
Marla G. Friedman                           Senior Vice President and Director
Karen C. Gardner                            Vice President
Dennis Gomez                                Vice President
John R. Hunter                              Vice President
John C. Lounds                              Senior Vice President and Director
Edward M. Liddy                             Director
J. Kevin McCarthy                           Senior Vice President and Director
Mary J. McGinn                              Vice President and Assistant Secretary
William H. Monie                            Vice President
Robert W. Pike                              Director
Samuel H. Pilch                             Group Vice President and Controller
                                            (Principal Accounting Officer)
Michael J. Roche                            Senior Vice President and Director
Steven E. Shebik                            Senior Vice President, Chief Financial Officer and Director
                                            (Principal Financial Officer)
Eric A. Simonson                            Senior Vice President, Chief Investment Officer
                                            and Director
Kevin R. Slawin                             Senior Vice President and Director
Casey J. Sylla                              Director
B. Eugene Wraith                            Vice President
James P. Zils                               Treasurer
D. Steven Boger                             Assistant Vice President
Lisa Cochrane                               Assistant Vice President
Errol Cramer                                Assistant Vice President and Appointed Actuary
Lawrence W. Dahl                            Assistant Vice President
Robert C. Doebler                           Assistant Vice President
Sarah R. Donahue                            Assistant Vice President
Phillip Emmanuele                           Assistant Vice President
Lisa J. Flanary                             Assistant Vice President
Douglas F. Gaer                             Assistant Vice President
Gregory J. Guidos                           Assistant Vice President
Brent H. Hamann                             Assistant Vice President
John Hershberger                            Assistant Vice President
Ronald A. Johnson                           Assistant Vice President
Teresa G. Logue                             Assistant Vice President
Robert L. Park                              Assistant Vice President and Chief Compliance Officer
Barry S. Paul                               Assistant Vice President and Assistant Treasurer
Joseph P. Rath                              Assistant Vice President, Assistant General Counsel
                                            and Assistant Secretary
Charles L. Salisbury                        Assistant Vice President
Robert A. Shore                             Assistant Vice President
Robert E. Transon                           Assistant Vice President
Timothy N. Vander Pas                       Assistant Vice President
Patricia W. Wilson                          Assistant Vice President and Assistant Secretary
Richard Zaharias                            Assistant Vice President
Laura R. Zimmerman                          Assistant Vice President
Joanne M. Derrig                            Assistant Vice President and Chief Privacy Officer
Doris M. Bryant                             Assistant Secretary
Susan L. Lees                               Assistant Secretary
Paul N. Kierig                              Assistant Secretary
Kristine Leston                             Assistant Secretary

The principal business address of Mr. Bird is 544 Lakeview Parkway, Vernon Hills, Illinois 60061. The principal business address of Mr. Monie is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


27.  NUMBER OF CONTRACT OWNERS

Putnam Allstate Advisor Preferred Variable Annuity Contract:

As of August 31, 2002, there were 454 qualified contracts and 700 non-qualified contracts.

Allstate Advisor Preferred Variable Annuity Contract:

As of the date of the filing of this amended Registration Statement, the offering of the Allstate Advisor Preferred Variable Annuity Contract had not commenced.


29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC, the principal underwriter for the Separate Account are as follows:


Richard L. Baker           Executive Committee Member
Peter H. Gallary           Executive Committee Member
Brent H. Hamann            Executive Committee Member, Secretary, General
                           Manager
John R. Hunter             Executive Committee Member, Chairperson, Managing
                           Director
Eric Levy                  Executive Committee Member, Chairperson, Secretary
Albert Dal Porto           Senior Vice President
Karen C. Gardner           Vice President
Evelyn Cooper              Vice President
Lisa A. Burnell            Chief Compliance Officer
Mary Claire Sheehy         Chief Operations Officer
Joanne M. Derrig           Assistant Vice President and Chief Privacy Officer
William Webb               Treasurer
Susan L. Lees              Assistant Secretary
Joseph P. Rath             Assistant Secretary
Michael J. Velotta         Assistant Secretary
Barry S. Paul              Assistant Treasurer
James P. Zils              Assistant Treasurer

*The principal business address for Peter H. Gallary and Eric Levy is One Post Office Square, Boston, Massachusetts 02109. The principal business address of every other foregoing committee member, officer and director is 3100 Sanders Road, Northbrook, IL 60062.




                                   Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Life Insurance Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 23rd day of September, 2002.


                        Allstate Life Insurance Company Separate Account A
                            (Registrant)

                        By: Allstate Life Insurance Company
                            (Depositor)

                        By: /s/Michael J. Velotta
                        --------------------------------
                               Michael J. Velotta
                               Senior Vice President, Secretary and
                               General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 23rd day of September, 2002.

*/THOMAS J. WILSON, II                       Chairman of the Board,
----------------------                       President and Director
Thomas J. Wilson, II                         (Principal Executive Officer)


/s/MICHAEL J. VELOTTA                        Senior Vice President, Secretary,
---------------------                        General Counsel and Director
Michael J. Velotta


*DAVID A. BIRD                               Senior Vice President and Director
------------------
David A. Bird


*RICHARD I. COHEN                            Director
-----------------
Richard I. Cohen


*MARGARET G. DYER                            Senior Vice President and Director
-----------------
Margaret G. Dyer


*/MARLA G. FRIEDMAN                          Senior Vice President and Director
-------------------
Marla G. Friedman


*EDWARD M. LIDDY                             Director
-----------------
Edward M. Liddy


*/JOHN C. LOUNDS                             Senior Vice President and Director
-----------------
John C. Lounds


*J. KEVIN MCCARTHY                           Senior Vice President and Director
-----------------
J. Kevin McCarthy


*ROBERT W. PIKE                              Director
------------------
Robert W. Pike


*/SAMUEL H. PILCH                            Group Vice President and Controller
-----------------                            (Principal Accounting Officer)
Samuel H. Pilch


*MICHAEL J. ROCHE                            Senior Vice President and Director
------------------
Michael J. Roche


*STEVEN E. SHEBIK                            Senior Vice President, Chief
------------------                           Financial Officer and Director
Steven E. Shebik                              (Principal Financial Officer)


*/ERIC A. SIMONSON                           Senior Vice President, Chief Investment Officer
------------------                           and Director
Eric A. Simonson


*/KEVIN R. SLAWIN                            Senior Vice President and Director
------------------
Kevin R. Slawin


*/CASEY J. SYLLA                             Director
----------------
Casey J. Sylla



*/By Michael J. Velotta, pursuant to Powers of Attorney previously filed or filed herewith.

Exhibit Index

Exhibit No.            Description

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement")

(8)(d)  Form of Amendment No. 1 to LSA Participation Agreement

(8)(e)  Form of Amendment No. 2 to LSA Participation Agreement

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company

(8)(h)  Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement

(9)(b) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered

(10)(a)  Independent Auditors' Consent

(b)  Consent of Foley & Lardner

(13)(c)  Performance Data Calculations

(99)(d)  Power of Attorney for Eric A. Simonson